                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

Pre-Effective Amendment  ______                                              [ ]

Post-Effective Amendment No. 9  (File No. 333-146374)                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment                No. 10 (File No. 811-22127)                         [X]

RIVERSOURCE VARIABLE SERIES TRUST
50606 Ameriprise Financial Center
Minneapolis, MN 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on April 30, 2010 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]  This Post-Effective Amendment designates a new effective date for a

Document Number: 276600

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

DISCIPLINED
ASSET ALLOCATION PORTFOLIOS
PROSPECTUS APRIL 30, 2010


THIS PROSPECTUS DESCRIBES FIVE FUNDS, EACH OF WHICH INVESTS IN OTHER RIVERSOURCE FUNDS. THE OBJECTIVE OF EACH FUND IS A HIGH LEVEL OF TOTAL RETURN THAT IS CONSISTENT WITH AN ACCEPTABLE LEVEL OF RISK.

Disciplined Asset Allocation Portfolios - Conservative
Disciplined Asset Allocation Portfolios - Moderately Conservative
Disciplined Asset Allocation Portfolios - Moderate
Disciplined Asset Allocation Portfolios - Moderately Aggressive
Disciplined Asset Allocation Portfolios - Aggressive

Each above-named Fund offers one class of shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. There is no exchange ticker symbols associated with shares of the Funds.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS

SUMMARIES OF THE FUNDS

Investment Objective, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance, Fund Management, Buying and Selling Shares, Tax Information and Financial Intermediary Compensation

SUMMARY OF DISCIPLINED ASSET ALLOCATION
  PORTFOLIOS -- CONSERVATIVE......................   3P
SUMMARY OF DISCIPLINED ASSET ALLOCATION
  PORTFOLIOS -- MODERATELY CONSERVATIVE...........   7P
SUMMARY OF DISCIPLINED ASSET ALLOCATION
  PORTFOLIOS -- MODERATE..........................  11P
SUMMARY OF DISCIPLINED ASSET ALLOCATION
  PORTFOLIOS -- MODERATELY AGGRESSIVE.............  15P
SUMMARY OF DISCIPLINED ASSET ALLOCATION
  PORTFOLIOS -- AGGRESSIVE........................  19P
MORE INFORMATION ABOUT THE FUNDS..................  23P
Investment Objectives.............................  23p
Principal Investment Strategies of the Funds......  23p
Principal Risks of Investing in the Funds.........  25p
More About Annual Fund Operating Expenses.........  28p
Other Investment Strategies and Risks.............  28p
Fund Management and Compensation..................  29p
BUYING AND SELLING SHARES.........................  32P
Pricing and Valuing of Fund Shares................  32p
Purchasing Shares.................................  32p
Transferring/Selling Shares.......................  32p
Market Timing.....................................  32p
DISTRIBUTIONS AND TAXES...........................  33P
FINANCIAL HIGHLIGHTS..............................  34P
APPENDIX A: UNDERLYING FUNDS -- INVESTMENT
  OBJECTIVES AND STRATEGIES.......................  A.1
APPENDIX B: UNDERLYING FUNDS -- RISKS.............  B.1




--------------------------------------------------------------------------------
2P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

SUMMARY OF DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- CONSERVATIVE
(CONSERVATIVE)

INVESTMENT OBJECTIVE

The objective of the Fund is a high level of total return that is consistent with an acceptable level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests.

Conservative

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management fees                                                                    0.00%
Distribution and/or service (12b-1) fees                                           0.25%
Other expenses                                                                     0.21%
Acquired fund fees and expenses (underlying funds)                                 0.63%
Total annual fund operating expenses                                               1.09%
Less: Fee waiver/expense reimbursement(a)                                        (0.05%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)     1.04%


(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.41%.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees or expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Conservative                                                    $106      $342      $597     $1,329


PORTFOLIO TURNOVER

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) acts as investment manager or an affiliate acts as principal underwriter. RiverSource Investments is the investment manager for the Fund. By investing in several underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. The Fund's assets will be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of total return, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure between asset classes and within asset classes.


--------------------------------------------------------------------------------
                  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  3P

Conservative


ASSET CLASS ALLOCATION. The investment manager will manage the Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth below are intended to promote diversification between the asset classes in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

Under normal market conditions*, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                                                           ASSET CLASS
--------------------------------------------------------------------------------          ALTERNATIVE
                                              EQUITY      FIXED INCOME      CASH      INVESTMENT STRATEGY
Conservative                                   0-40%          20-99%        0-40%             0-20%



* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified above. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Fund, seeking to achieve the Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities (TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities, including emerging market securities. There are also target allocation range constraints that are intended to promote diversification within the asset classes. The quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review as necessary.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

ACTIVE MANAGEMENT RISK. Although the Fund is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, the Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund's investment objective.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since the Fund intends to invest a significant portion of its assets in the fixed income asset class, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, High-Yield Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk and Risks of Foreign/Emerging Markets Investing. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds -- Principal Risks of Investing in the
Funds -- Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.


--------------------------------------------------------------------------------
4P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

Conservative


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

Both the bar chart and the table do not reflect the expenses that apply to your subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown.

In addition to comparing its performance to the Barclays Capital U.S. Aggregate Bond Index, Conservative compares its performance to a Blended Index, consisting of 74% of Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000 Index, 6% Morgan Stanley Capital International, Europe, Australasia and Far East Index and 6% Citigroup 3-month U.S. Treasury Bill Index.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



                ANNUAL TOTAL RETURNS
                    (BAR CHART)



                                                                                                   +16.85%

                                                                                                    2009




                  (CALENDAR YEAR)

During the period shown:

- Highest return for a calendar quarter was +8.33% (quarter ended Sept. 30, 2009).
- Lowest return for a calendar quarter was -1.97% (quarter ended March 31, 2009).


--------------------------------------------------------------------------------
                  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  5P

Conservative




 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2009)


                                                                                 SINCE INCEPTION
                                                                      1 YEAR        (5/01/08)
Disciplined Asset Allocation Portfolios -- Conservative              +16.85%          +1.06%
Barclays Capital U.S. Aggregate Bond Index (reflects no
deduction for fees, expenses or taxes)                                +5.93%          +5.42%
Blended Index (consists of 74% Barclays Capital U.S. Aggregate
Bond Index, 14% Russell 3000 Index, 6% Morgan Stanley Capital
International (MSCI), Europe, Australasia and Far East (EAFE)
Index, and 6% Citigroup 3-month U.S. Treasury Bill Index)
(reflects no deduction for fees, expenses or taxes)                  +10.34%          +2.12%
Russell 3000 Index (reflects no deduction for fees, expenses or
taxes)                                                               +28.34%         -10.39%
MSCI EAFE Index (reflects no deduction for fees, expenses or
taxes)                                                               +32.46%         -13.31%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no
deduction for fees, expenses or taxes)                                +0.16%          +0.66%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER        TITLE                       MANAGED FUND SINCE
-----------------        -----                       ------------------
Dimitris J. Bertsimas    Senior Portfolio Manager    2008
Tao Qiu                  Portfolio Manager           2008
Colin Lundgren           Senior Portfolio Manager    2008


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity or life insurance policy and making allocations to the Fund. Please see your variable annuity contract or life insurance policy prospectus for more information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
6P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

SUMMARY OF DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY CONSERVATIVE (MODERATELY CONSERVATIVE)

INVESTMENT OBJECTIVE

The objective of the Fund is a high level of total return that is consistent with an acceptable level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests.

Moderately Conservative

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


Management fees                                                                    0.00%
Distribution and/or service (12b-1) fees                                           0.25%
Other expenses                                                                     0.19%
Acquired fund fees and expenses (underlying funds)                                 0.64%
Total annual fund operating expenses                                               1.08%
Less: Fee waiver/expense reimbursement(a)                                        (0.03%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)     1.05%


(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.41%.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees or expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Moderately Conservative                                         $107      $341      $593     $1,319


PORTFOLIO TURNOVER

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) acts as investment manager or an affiliate acts as principal underwriter. RiverSource Investments is the investment manager for the Fund. By investing in several underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. The Fund's assets will be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of total return, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure between asset classes and within asset classes.


--------------------------------------------------------------------------------
                  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  7P

Moderately Conservative


ASSET CLASS ALLOCATION. The investment manager will manage the Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth below are intended to promote diversification between the asset classes in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

Under normal market conditions*, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                                                           ASSET CLASS
--------------------------------------------------------------------------------          ALTERNATIVE
                                              EQUITY      FIXED INCOME      CASH      INVESTMENT STRATEGY
Moderately Conservative                        15-55%         15-85%        0-30%             0-20%



* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified above. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Fund, seeking to achieve the Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities (TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities, including emerging market securities. There are also target allocation range constraints that are intended to promote diversification within the asset classes. The quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review as necessary.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

ACTIVE MANAGEMENT RISK. Although the Fund is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, the Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund's investment objective.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since the Fund intends to invest a significant portion of its assets in fixed income asset classes., the Fund may have higher exposure to the following principal risks of underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, High-Yield Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk and Risks of Foreign/Emerging Markets Investing. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds -- Principal Risks of Investing in the
Funds -- Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.


--------------------------------------------------------------------------------
8P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

Moderately Conservative


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

Both the bar chart and the table do not reflect the expenses that apply to your subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown.

In addition to comparing its performance to the Barclays Capital U.S. Aggregate Bond Index, Moderately Conservative compares its performance to a Blended Index, consisting of 60% of Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Index, 10% Morgan Stanley Capital International, Europe, Australasia and Far East Index and 5% Citigroup 3-month U.S. Treasury Bill Index.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.


                ANNUAL TOTAL RETURNS
                    (BAR CHART)



                                                                                                   +18.93%

                                                                                                    2009




                  (CALENDAR YEAR)

During the period shown:

- Highest return for a calendar quarter was +9.80% (quarter ended Sept. 30, 2009).
- Lowest return for a calendar quarter was -3.51% (quarter ended March 31, 2009).


--------------------------------------------------------------------------------
                  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  9P

Moderately Conservative




 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2009)


                                                                                 SINCE INCEPTION
                                                                      1 YEAR        (5/01/08)
Disciplined Asset Allocation Portfolios -- Moderately
Conservative                                                         +18.93%          -3.43%
Barclays Capital U.S. Aggregate Bond Index (reflects no
deduction for fees, expenses or taxes)                                +5.93%          +5.42%
Blended Index (consists of 60% Barclays Capital U.S. Aggregate
Bond Index, 25% Russell 3000 Index, 10% Morgan Stanley Capital
International (MSCI), Europe, Australasia and Far East (EAFE)
Index, and 5% Citigroup 3-month U.S. Treasury Bill Index)
(reflects no deduction for fees, expenses or taxes)                  +13.96%          -0.19%
Russell 3000 Index (reflects no deduction for fees, expenses or
taxes)                                                               +28.34%         -10.39%
MSCI EAFE Index (reflects no deduction for fees, expenses or
taxes)                                                               +32.46%         -13.31%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no
deduction for fees, expenses or taxes)                                +0.16%          +0.66%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER        TITLE                       MANAGED FUND SINCE
-----------------        -----                       ------------------
Dimitris J. Bertsimas    Senior Portfolio Manager    2008
Tao Qiu                  Portfolio Manager           2008
Colin Lundgren           Senior Portfolio Manager    2008


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity or life insurance policy and making allocations to the Fund. Please see your variable annuity contract or life insurance policy prospectus for more information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
10P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

SUMMARY OF DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATE (MODERATE)

INVESTMENT OBJECTIVE

The objective of the Fund is a high level of total return that is consistent with an acceptable level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests.

Moderate

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


Management fees                                                                   0.00%
Distribution and/or service (12b-1) fees                                          0.25%
Other expenses                                                                    0.14%
Acquired fund fees and expenses (underlying funds)                                0.66%
Total annual fund operating expenses                                              1.05%




EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect fees or expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Moderate                                                        $107      $334      $580     $1,287


PORTFOLIO TURNOVER

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) acts as investment manager or an affiliate acts as principal underwriter. RiverSource Investments is the investment manager for the Fund. By investing in several underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. The Fund's assets will be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of total return, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure between asset classes and within asset classes.

ASSET CLASS ALLOCATION. The investment manager will manage the Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth below are intended to promote diversification between the asset classes in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.


--------------------------------------------------------------------------------
                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  11P

Moderate


Under normal market conditions*, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                                                           ASSET CLASS
--------------------------------------------------------------------------------          ALTERNATIVE
                                              EQUITY      FIXED INCOME      CASH      INVESTMENT STRATEGY
Moderate                                       30-70%         10-70%        0-20%             0-20%



* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified above. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Fund, seeking to achieve the Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities (TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities, including emerging market securities. There are also target allocation range constraints that are intended to promote diversification within the asset classes. The quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review as necessary.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its "funds of funds" structure. These risks are identified below.

ACTIVE MANAGEMENT RISK. Although the Fund is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, the Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund's investment objective.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. Since the Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, High-Yield Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk and Risks of Foreign/Emerging Markets Investing. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds -- Principal Risks of Investing in the Funds -- Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.


--------------------------------------------------------------------------------
12P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

Moderate


Both the bar chart and the table do not reflect the expenses that apply to your subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown.

In addition to comparing its performance to the Barclays Capital U.S. Aggregate Bond Index, Moderate compares its performance to a Blended Index, consisting of 46% of Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000 Index, 15% Morgan Stanley Capital International, Europe, Australasia and Far East Index and 4% Citigroup 3-month U.S. Treasury Bill Index.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.


                ANNUAL TOTAL RETURNS
                    (BAR CHART)



                                                                                                   +20.70%

                                                                                                    2009




                  (CALENDAR YEAR)

During the period shown:

- Highest return for a calendar quarter was +11.70% (quarter ended Sept. 30, 2009).
- Lowest return for a calendar quarter was -5.54% (quarter ended March 31, 2009).


--------------------------------------------------------------------------------
                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  13P

Moderate




 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2009)


                                                                                 SINCE INCEPTION
                                                                      1 YEAR        (5/01/08)
Disciplined Asset Allocation Portfolios -- Moderate                  +20.70%          -5.26%
Barclays Capital U.S. Aggregate Bond Index (reflects no
deduction for fees, expenses or taxes)                                +5.93%          +5.42%
Blended Index (consists of 46% Barclays Capital U.S. Aggregate
Bond Index, 35% Russell 3000 Index, 15% Morgan Stanley Capital
International (MSCI), Europe, Australasia and Far East (EAFE)
Index, and 4% Citigroup 3-month U.S. Treasury Bill Index)
(reflects no deduction for fees, expenses or taxes)                  +17.62%          -2.61%
Russell 3000 Index (reflects no deduction for fees, expenses or
taxes)                                                               +28.34%         -10.39%
MSCI EAFE Index (reflects no deduction for fees, expenses or
taxes)                                                               +32.46%         -13.31%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no
deduction for fees, expenses or taxes)                                +0.16%          +0.66%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER        TITLE                       MANAGED FUND SINCE
-----------------        -----                       ------------------
Dimitris J. Bertsimas    Senior Portfolio Manager    2008
Tao Qiu                  Portfolio Manager           2008
Colin Lundgren           Senior Portfolio Manager    2008


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity or life insurance policy and making allocations to the Fund. Please see your variable annuity contract or life insurance policy prospectus for more information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
14P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

SUMMARY OF DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY AGGRESSIVE (MODERATELY AGGRESSIVE)

INVESTMENT OBJECTIVE

The objective of the Fund is a high level of total return that is consistent with an acceptable level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests.

Moderately Aggressive

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


Management fees                                                                    0.00%
Distribution and/or service (12b-1) fees                                           0.25%
Other expenses                                                                     0.17%
Acquired fund fees and expenses (underlying funds)                                 0.67%
Total annual fund operating expenses                                               1.09%
Less: Fee waiver/expense reimbursement(a)                                        (0.01%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)     1.08%


(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.41%.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your units at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees or expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Moderately Aggressive                                           $110      $346      $601     $1,333


PORTFOLIO TURNOVER

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) acts as investment manager or an affiliate acts as principal underwriter. RiverSource Investments is the investment manager for the Fund. By investing in several underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. The Fund's assets will be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of total return, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure between asset classes and within asset classes.


--------------------------------------------------------------------------------
                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  15P

Moderately Aggressive


ASSET CLASS ALLOCATION. The investment manager will manage the Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth below are intended to promote diversification between the asset classes in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

Under normal market conditions*, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                                                           ASSET CLASS
--------------------------------------------------------------------------------          ALTERNATIVE
                                              EQUITY      FIXED INCOME      CASH      INVESTMENT STRATEGY
Moderately Aggressive                          45-85%         5-55%         0-20%             0-20%



* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified above. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Fund, seeking to achieve the Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities (TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities, including emerging market securities. There are also target allocation range constraints that are intended to promote diversification within the asset classes. The quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review as necessary.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its "funds of funds" structure. These risks are identified below.

ACTIVE MANAGEMENT RISK. Although the Fund is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, the Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund's investment objective.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. Since the Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk, Small and Mid-Sized Company Risk and Risks of Foreign/Emerging Markets Investing. In addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds -- Principal Risks of Investing in the
Funds -- Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.


--------------------------------------------------------------------------------
16P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

Moderately Aggressive


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

Both the bar chart and the table do not reflect the expenses that apply to your subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown.

In addition to comparing its performance to the Russell 3000 Index, Moderately Aggressive compares its performance to a Blended Index, consisting of 45% Russell 3000 Index, 32% Barclays Capital U.S. Aggregate Bond Index, 20% Morgan Stanley Capital International, Europe, Australasia and Far East Index and 3% Citigroup 3-month U.S. Treasury Bill Index.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.


                ANNUAL TOTAL RETURNS
                    (BAR CHART)



                                                                                                   +22.21%

                                                                                                    2009




                  (CALENDAR YEAR)

During the period shown:

- Highest return for a calendar quarter ended was +13.03% (quarter ended Sept. 30, 2009).
- Lowest return for a calendar quarter was -6.99% (quarter ended March 31, 2009).


--------------------------------------------------------------------------------
                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  17P

Moderately Aggressive




 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2009)


                                                                                 SINCE INCEPTION
                                                                      1 YEAR        (5/01/08)
Disciplined Asset Allocation Portfolios -- Moderately Aggressive     +22.21%          -6.43%
Russell 3000 Index (reflects no deduction for fees, expenses or
taxes)                                                               +28.34%         -10.39%
Blended Index (consists of 45% Russell 3000 Index, 32% Barclays
Capital U.S. Aggregate Bond Index, 20% Morgan Stanley Capital
International (MSCI), Europe, Australasia and Far East (EAFE)
Index, and 3% Citigroup 3-month U.S. Treasury Bill Index)
(reflects no deduction for fees, expenses or taxes)                  +21.26%          -5.11%
Barclays Capital U.S. Aggregate Bond Index (reflects no
deduction for fees, expenses or taxes)                                +5.93%          +5.42%
MSCI EAFE Index (reflects no deduction for fees, expenses or
taxes)                                                               +32.46%         -13.31%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no
deduction for fees, expenses or taxes)                                +0.16%          +0.66%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER        TITLE                       MANAGED FUND SINCE
-----------------        -----                       ------------------
Dimitris J. Bertsimas    Senior Portfolio Manager    2008
Tao Qiu                  Portfolio Manager           2008
Colin Lundgren           Senior Portfolio Manager    2008


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity or life insurance policy and making allocations to the Fund. Please see your variable annuity contract or life insurance policy prospectus for more information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
18P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

SUMMARY OF DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- AGGRESSIVE
(AGGRESSIVE)

INVESTMENT OBJECTIVE

The objective of the Fund is a high level of total return that is consistent with an acceptable level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests.

Aggressive

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management fees                                                                    0.00%
Distribution and/or service (12b-1) fees                                           0.25%
Other expenses                                                                     0.32%
Acquired fund fees and expenses (underlying funds)                                 0.69%
Total annual fund operating expenses                                               1.26%
Less: Fee waiver/expense reimbursement(a)                                        (0.16%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)     1.10%


(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.41%.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your units at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees or expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Aggressive                                                      $112      $384      $677     $1,514


PORTFOLIO TURNOVER

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) acts as investment manager or an affiliate acts as principal underwriter. RiverSource Investments is the investment manager for the Fund. By investing in several underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. The Fund's assets may be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of total return, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure between asset classes and within asset classes.


--------------------------------------------------------------------------------
                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  19P

Aggressive


ASSET CLASS ALLOCATION. The investment manager will manage the Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth below are intended to promote diversification between the asset classes in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

Under normal market conditions*, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                                                           ASSET CLASS
--------------------------------------------------------------------------------          ALTERNATIVE
                                              EQUITY      FIXED INCOME      CASH      INVESTMENT STRATEGY
Aggressive                                     60-89%         0-40%         0-20%             0-20%



* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified above. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Fund, seeking to achieve the Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities (TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities, including emerging market securities. There are also target allocation range constraints that are intended to promote diversification within the asset classes. The quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review as necessary.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its "funds of funds" structure. These risks are identified below.

ACTIVE MANAGEMENT RISK. Although the Fund is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, the Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund's investment objective.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. Since the Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk, Small and Mid-Sized Company Risk and Risks of Foreign/Emerging Markets Investing. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds -- Principal Risks of Investing in the
Funds -- Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.


--------------------------------------------------------------------------------
20P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

Aggressive


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

Both the bar chart and the table do not reflect the expenses that apply to your subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown.

In addition to comparing its performance to the Russell 3000 Index, Aggressive compares its performance to a Blended Index, consisting of 56% Russell 3000 Index, 24% Morgan Stanley Capital International, Europe, Australasia and Far East Index, 18% Barclays Capital U.S. Aggregate Bond Index, and 2% Citigroup 3-month U.S. Treasury Bill Index.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.


                ANNUAL TOTAL RETURNS
                    (BAR CHART)



                                                                                                   +23.82%

                                                                                                    2009



                  (CALENDAR YEAR)

During the period shown:

- Highest return for a calendar quarter was +14.14% (quarter ended Sept. 30, 2009).
- Lowest return for a calendar quarter was -8.06% (quarter ended March 31, 2009).


--------------------------------------------------------------------------------
                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  21P

Aggressive




 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2009)


                                                                                SINCE INCEPTION
                                                                     1 YEAR        (5/01/08)
Disciplined Asset Allocation Portfolios -- Aggressive               +23.82%          -7.78%
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)                                                           +28.34%         -10.39%
Blended Index (consists of 56% Russell 3000 Index, 24% Morgan
Stanley Capital International (MSCI), Europe, Australasia and
Far East (EAFE) Index, 18% Barclays Capital U.S. Aggregate
Bond Index, and 2% Citigroup 3-month U.S. Treasury Bill Index)
(reflects no deduction for fees, expenses or taxes)                 +24.85%          -7.66%
Barclays Capital U.S. Aggregate Bond Index (reflects no
deduction for fees, expenses or taxes)                               +5.93%          +5.42%
MSCI EAFE Index (reflects no deduction for fees, expenses or
taxes)                                                              +32.46%         -13.31%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no
deduction for fees, expenses or taxes)                               +0.16%          +0.66%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER        TITLE                       MANAGED FUND SINCE
-----------------        -----                       ------------------
Dimitris J. Bertsimas    Senior Portfolio Manager    2008
Tao Qiu                  Portfolio Manager           2008
Colin Lundgren           Senior Portfolio Manager    2008


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity or life insurance policy and making allocations to the Fund. Please see your variable annuity contract or life insurance policy prospectus for more information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
22P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS

INVESTMENT OBJECTIVES

THE OBJECTIVE OF EACH FUND IS A HIGH LEVEL OF TOTAL RETURN THAT IS CONSISTENT WITH AN ACCEPTABLE LEVEL OF RISK. THE FOLLOWING PARAGRAPHS HIGHLIGHT THE OBJECTIVES AND COMPARE EACH FUND'S LEVELS OF RISK AND POTENTIAL FOR RETURN RELATIVE TO ONE ANOTHER.

  DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (CONSERVATIVE) is designed for investors seeking a high level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter term investment horizon.

  DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (MODERATELY CONSERVATIVE) is designed for investors seeking a high level of total return that is consistent with a moderately conservative level of risk. The Fund may be most appropriate for investors with a short-to-intermediate term investment horizon.

  DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (MODERATE) is designed for investors seeking a high level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

  DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (MODERATELY AGGRESSIVE) is designed for investors seeking a high level of total return that is consistent with a moderately aggressive level of risk. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

  DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (AGGRESSIVE) is designed for investors seeking a high level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer term investment horizon.

Because any investment involves risk, there is no assurance a Fund's objective can be achieved. Only shareholders can change the Fund's objective.

Conservative, Moderately Conservative, Moderate, Moderately Aggressive and Aggressive are singularly and collectively, where the context requires, referred to as either "the Fund," "each Fund" or "the Funds." The funds in the RiverSource Family of Funds in which the Funds invest are referred to as "underlying funds" or "acquired funds." Investments referred to above are made through investments in underlying funds.

PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF A FUND DIRECTLY. YOU INVEST BY BUYING A VARIABLE ANNUITY CONTRACT OR LIFE INSURANCE POLICY AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE SUBACCOUNT OR VARIABLE ACCOUNT (THE SUBACCOUNTS) THAT INVESTS IN THE FUND.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The Funds are intended for investors who have an objective of achieving a high level of total return, but prefer to have investment decisions managed by professional money managers. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) acts as investment manager or an affiliate acts as principal underwriter. RiverSource Investments is the investment manager for each of the Funds. By investing in several underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.

The investment management process for each Fund is similar: The investment manager will allocate each Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. Each Fund's asset allocation is expected to be different based on its different risk profile, as discussed under "Investment Objectives" above. The Fund's assets will be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of total return, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure between asset classes, as set forth in Table 1, and within asset classes, as set forth in Table 2.

ASSET CLASS ALLOCATION. The investment manager will manage each Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth in Table 1 are intended to promote diversification among the asset classes, and are incorporated into the broader allocation process discussed above, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.


--------------------------------------------------------------------------------
                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  23P

                       TABLE 1. ASSET CLASS RANGES BY FUND


                                                                      ASSET CLASS
                                              (TARGET ALLOCATION RANGE - UNDER NORMAL MARKET CONDITIONS)*
---------------------------------------------------------------------------------------------------------
                                                                                          ALTERNATIVE
FUND                                          EQUITY      FIXED INCOME      CASH      INVESTMENT STRATEGY
Conservative                                    0-40%         20-99%        0-40%             0-20%
Moderately Conservative                        15-55%         15-85%        0-30%             0-20%
Moderate                                       30-70%         10-70%        0-20%             0-20%
Moderately Aggressive                          45-85%          5-55%        0-20%             0-20%
Aggressive                                     60-99%          0-40%        0-20%             0-20%



 * Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Funds, seeking to achieve each Fund's objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities (TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap value/growth, U.S. small and mid cap equities and international equities (including emerging market securities). The target allocation range constraints set forth in Table 2 are intended to promote diversification within the asset classes. The quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review as necessary.


---------------------------------------------------------------------------------------------------------------------------
                                        TABLE 2. INVESTMENT CATEGORY RANGES BY FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                        DISCIPLINED ASSET ALLOCATION PORTFOLIOS
                                                                              (Target Allocation Range --
ASSET CLASS                                                                Under Normal Market Conditions)**
(Target Ranges                                            -----------------------------------------------------------------
Set Forth In      INVESTMENT        ELIGIBLE UNDERLYING                    MODERATELY               MODERATELY
Table 1)          CATEGORY          FUND*                  CONSERVATIVE   CONSERVATIVE   MODERATE   AGGRESSIVE   AGGRESSIVE
---------------------------------------------------------------------------------------------------------------------------
EQUITY                              RiverSource
                  U.S. Large Cap    Disciplined Equity
                  Value/Growth      Fund                       0-30%          0-40%        0-50%       0-54%        0-54%
                                   ----------------------------------------------------------------------------------------
                                    RiverSource
                                    Disciplined Large
                                    Cap Growth Fund            0-30%          0-40%        0-50%       0-54%        0-54%
                                   ----------------------------------------------------------------------------------------
                                    RiverSource
                                    Disciplined Large
                                    Cap Value Fund             0-30%          0-40%        0-50%       0-54%        0-54%
                 ----------------------------------------------------------------------------------------------------------
                                    RiverSource
                                    Disciplined Small
                  U.S. Small/Mid    and Mid Cap Equity
                  Cap Equities      Fund                       0-22%          0-24%        0-25%       0-27%        0-28%
                 ----------------------------------------------------------------------------------------------------------
                                    RiverSource
                                    Disciplined
                  International     International Equity
                  Equities          Fund                       0-30%          0-40%        0-50%       0-54%        0-54%
---------------------------------------------------------------------------------------------------------------------------
FIXED INCOME                        RiverSource
                                    Inflation Protected
                  TIPS              Securities Fund            0-27%          0-26%        0-24%       0-23%        0-22%
                 ----------------------------------------------------------------------------------------------------------
                                    RiverSource
                  U.S. Investment   Diversified Bond
                  Grade Bonds       Fund                       0-54%          0-54%        0-50%       0-41%        0-32%
                 ----------------------------------------------------------------------------------------------------------
                  High Yield        RiverSource High
                  Bonds             Yield Bond Fund            0-27%          0-26%        0-24%       0-23%        0-22%
                 ----------------------------------------------------------------------------------------------------------
                  International     RiverSource Global
                  Bonds             Bond Fund                  0-27%          0-26%        0-24%       0-23%        0-22%
                 ----------------------------------------------------------------------------------------------------------
                  Emerging          RiverSource Emerging
                  Markets Bonds     Markets Bond Fund          0-27%          0-26%        0-24%       0-23%        0-22%
---------------------------------------------------------------------------------------------------------------------------
CASH                                RiverSource Cash
                  Cash              Management Fund            0-40%          0-30%        0-20%       0-20%        0-20%
---------------------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT STRATEGIES   RiverSource Absolute
                                    Return Currency and
                                    Income Fund                0-20%          0-20%        0-20%       0-20%        0-20%
---------------------------------------------------------------------------------------------------------------------------



 * A summary of the principal investment strategies of each underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the SAI. The prospectus and SAI for the underlying funds are incorporated by reference into this prospectus and are available free of charge at performance.riversource.com or by calling, without charge, 1(800) 221-2450. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.
** Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.


--------------------------------------------------------------------------------
24P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. RiverSource Investments seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the assets of the Funds among the underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to each Fund's Board on the steps it has taken to manage any potential conflicts.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their "funds of funds" structure. These are identified below.

  ACTIVE MANAGEMENT RISK. Although the Funds are managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund's investment objectives.

  AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

  However, the investment manager is a fiduciary to the Funds and is obligated to act in the Funds' best interests when selecting underlying funds, without taking fees into consideration.

  ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Funds' allocations thereto may be incorrect. Because the assets of the Funds will be invested in underlying funds, each Fund's investment performance is directly related to the investment performance of the underlying funds in which it invests. The ability of each Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. Also, each Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

  QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the Funds to achieve their objectives.

RISKS OF UNDERLYING FUNDS. By investing in many underlying funds, the Funds have exposure to the risks of many different areas of the market. Additionally, because each Fund is structured with a different risk/return profile, the risks set forth below are typically greater for Moderate relative to Conservative, and greater still for Aggressive relative to both Moderate and Conservative. For example, if you invest in Aggressive, you will typically have greater exposure to the risks set forth below, in particular, those related to equity securities. A description of the more common risks to which the underlying funds (and thus, the Funds) would be subjected are identified below. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

CERTAIN PRINCIPAL RISKS OF THE UNDERLYING FUNDS

  ACTIVE MANAGEMENT RISK. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund's investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

  COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

  CREDIT RISK. Credit risk is the risk that the borrower of a loan or the issuer of another debt instrument will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies

--------------------------------------------------------------------------------
                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS 25P assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund's performance. If the underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.

  HIGH-YIELD SECURITIES RISK. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.

  DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the fund. Derivative instruments in which the fund invests will typically increase the fund's exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

  Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

  Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

  Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the fund.

  Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

  Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

  Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

  RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

  Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.


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26P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

  Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

  Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

  Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

  GEOGRAPHIC CONCENTRATION RISK. Certain underlying funds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, certain underlying funds may be more volatile than a more geographically diversified fund.

  INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all.

  INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

  ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

  MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

  NON-DIVERSIFICATION RISK. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund's performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

  PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager or subadviser (as the case may be) may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager or subadviser (as the case may be) may be unable to capitalize on securities with higher interest rates because the fund's investments are locked in at a lower rate for a longer period of time.

  QUANTITATIVE MODEL RISK. Certain underlying funds employ quantitative methods that may result in performance different form the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable these underlying funds to achieve their objective.

  SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on

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                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  27P
  regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with the "Fees and Expenses of the Fund" table that appears in each Summary of the Fund.

Calculation of Annual Fund Operating Expenses. You will pay Funds' your proportionate share of fees and expenses if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Funds. By allocating to a Fund, you will incur not only the expenses of the Fund, but also a proportionate share of the expenses of the underlying funds held by the Fund.

Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees. Class I shares are available to certain institutional investors.

Your annuity contract or life insurance policy may impose fees and sales charges, which are disclosed in your separate annuity contract or life insurance policy prospectus. These additional fees or sales charges may increase overall expenses.

Annual fund (and underlying fund) operating expenses incurred during a Fund's (or an underlying fund's) most recently completed fiscal year are expressed as a percentage (expense ratio) of a Fund's (or an underlying fund's) average net assets during the period. The expense ratios are adjusted to reflect a Fund's current fee arrangements, but are not adjusted to reflect a Fund's (or an underlying fund's) average net assets as of a different period or point in time, as a Fund's (or an underlying fund's) asset levels will fluctuate. In general, a Fund's (or an underlying fund's) operating expense ratio will increase as its assets decrease, such that its actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund's operating expenses that would otherwise result because of a decrease in a Fund's assets in the current fiscal year.

The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses as described in the table below, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expense, will not exceed the amounts shown below:

                                                                          UNTIL APRIL 30, 2011
                                                                        (EXCLUDING ACQUIRED FUND
FUND                                                                       FEES AND EXPENSES*)
Disciplined Asset Allocation Portfolio - Conservative                             0.41%
Disciplined Asset Allocation Portfolio - Moderately Conservative                  0.41%
Disciplined Asset Allocation Portfolio - Moderate                                 0.41%
Disciplined Asset Allocation Portfolio - Moderately Aggressive                    0.41%
Disciplined Asset Allocation Portfolio - Aggressive                               0.41%


* In addition to the fees and expenses which the Funds bear directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"). Because the fees and expenses of the underlying funds will vary over time and a Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

OTHER INVESTMENT STRATEGIES AND RISKS

Affiliated Funds-of-Funds. A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. This may result in a delay to an investment allocation decision, past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager reports to the Fund's Board on the steps it has taken to manage any potential conflicts.

Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund's SAI, its annual and semiannual reports as well as Appendix A and Appendix B.


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28P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in a money market fund or money market securities, in an attempt to respond to adverse market, economic, political or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Securities Transaction Commissions. To the extent a Fund purchases securities other than shares of underlying funds, securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities in pursuit of a Fund's objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus, they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. To the extent a Fund purchases securities other than shares of underlying funds, any active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The RiverSource Family of Funds has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before certain fixed income funds may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

RiverSource Investments and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.


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                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  29P

The Fund does not pay RiverSource Investments a management fee for managing its assets. RiverSource Investments does receive a management fee for providing advisory services for the underlying funds. Under the Investment Management Services Agreement between the Fund and RiverSource Investments (Agreement), however, the Fund pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's semiannual shareholder report for the period ended June 30, 2009.

Portfolio Manager(s). Dimitris J. Bertsimas leads the team that determines each Fund's investment allocation in the various asset classes and investment categories. Tao Qiu supports the determination of allocations among the equity investment categories. Colin J. Lundgren supports the determination of allocations among the fixed and cash investment categories.

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

- MS and Ph.D., MIT.

Tao Qiu, CFA, Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments in 2004.

- Began investment career in 2001.

- B.S., MIT.

Colin J. Lundgren, CFA, Senior Portfolio Manager

- Managed the Fund since 2008.

- Vice President, Institutional Fixed Income.

- Joined RiverSource Investments in 1986.

- Began investment career in 1989.

- BA, Lake Forest College.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the Funds' and the underlying funds' investment manager, RiverSource Investments and its affiliates also receive compensation for providing services to the Funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the Funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus.

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor), provides underwriting and distribution services to the Funds and the underlying funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor uses these fees to support its distribution and servicing activity. Fees paid by the Fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus. More information on how these fees are used is set forth in the SAI.


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30P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the Funds and the underlying funds. The Funds pay the transfer agent a fee as set forth in the SAI and reimburse the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus. RiverSource Service Corporation may pay a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to Fund shareholders (contract owners).

The SAI provides additional information about the services provided for the agreements set forth above.

PAYMENTS TO RIVERSOURCE LIFE INSURANCE COMPANY AND RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

The RiverSource Variable Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). RiverSource Investments and its affiliates make or support payments out of their own resources to the Companies as a result of the Companies including these Funds as investment options in the products. These allocations may be significant. In addition, employees of Ameriprise Financial and its affiliates, including employees of the Companies, may be separately incented to include the Fund in the product, as employee compensation and business unit operating goals at all levels are tied to the company's success. These products may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. The amount of payment from sponsors of unaffiliated funds or allocation from RiverSource Investments and its affiliates varies, and may be significant. The amount of the payment or allocation the Companies receive from a Fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a product. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the Fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the Funds. These arrangements are sometimes are referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the Funds for account maintenance, sub-accounting or recordkeeping services provided directly by the Companies. See the product prospectus for more information regarding these payments and allocations.

POTENTIAL CONFLICTS OF INTEREST

Shares of the Funds may serve as the underlying investments for both variable annuity contracts and variable life insurance policies of the Companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at times be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more of each Company's separate accounts might be required to withdraw its investments in the Funds. This might force the Funds to sell securities at disadvantageous prices.

ADDITIONAL MANAGEMENT INFORMATION

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


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                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  31P

BUYING AND SELLING SHARES

PRICING AND VALUING OF FUND SHARES

The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of a Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The assets of the Fund will consist primarily of shares of the underlying funds, which are valued at their NAVs. The underlying funds' securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of investments held by an underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The underlying funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the underlying fund's shares may change on days when shareholders will not be able to purchase or sell the underlying fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount or contract that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount or your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

MARKET TIMING

The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in affiliated insurance company subaccounts. Because insurance companies process contract and policyholder's Fund trades in the subaccounts on an omnibus basis, the Funds' Board has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts and market timing policies and procedures.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of a Fund.


--------------------------------------------------------------------------------
32P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

The funds' Board has adopted a policy that is designed to detect and deter market timing that may be harmful to the funds.

With respect to the underlying funds, short-term trading and other so-called market timing practices are frequent trading practices by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs. The assets of the Funds consist primarily of shares of the underlying funds. The underlying funds may be more susceptible to the risks of market timing. Underlying funds that invest in securities that trade on overseas securities markets may be vulnerable to market timers who seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets, which is generally the time at which a Fund's NAV is calculated. To the extent that an underlying fund has significant holdings of small cap stocks, foreign securities, floating rate loans or high yield bonds, the risks of market timing may be greater for the fund than for other funds. See Appendix A for a list of underlying funds' investment strategies. See "Pricing and Valuing of Fund Shares" for a discussion of the funds' policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing. Each underlying fund seeks to enforce this policy through its service providers as follows:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial intermediaries in applying similar restrictions on the subaccounts of their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

As required by Securities and Exchange Commission rules, the underlying funds have entered or will enter into agreements with participating insurance companies or third-party administrator (each, a Sponsoring Entity) whereby the underlying fund or its agents may require a Sponsoring Entity to provide individual account level information about the underlying fund's shareholders and their trading activities in the underlying fund. If the underlying fund detects market timing activities at the omnibus level, the underlying fund may require the Sponsoring Entity to take actions to curtail the activity, which may include restricting the underlying fund shareholder's trading activity in the underlying fund.

DISTRIBUTIONS AND TAXES

The Funds will be treated as partnerships for federal income tax purposes, and do not expect to make regular distributions to shareholders.

REINVESTMENTS

Any distributions by the Funds are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.


--------------------------------------------------------------------------------
                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  33P

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance. Certain information reflect financial results for a single Fund share. For the year ended Dec. 31, 2009, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year. Inclusion of these charges would reduce total return for all periods shown. The information has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with each Fund's financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request.

Disciplined Asset Allocation Portfolios - Conservative

                                                   Year ended Dec. 31,
                                                   -------------------
PER SHARE DATA                                      2009       2008(a)
Net asset value, beginning of period                $8.43       $10.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .27          .14
Net gains (losses) (both realized and
 unrealized)                                         1.15        (1.73)
----------------------------------------------------------------------
Total from investment operations                     1.42        (1.59)
----------------------------------------------------------------------
Net asset value, end of period                      $9.85        $8.43
----------------------------------------------------------------------
TOTAL RETURN                                       16.85%      (15.93%)
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .46%         .86%(c)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .41%         .41%(c)
----------------------------------------------------------------------
Net investment income (loss)                        2.96%        5.27%(c)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $44          $23
----------------------------------------------------------------------
Portfolio turnover rate                               63%          48%
----------------------------------------------------------------------


Disciplined Asset Allocation Portfolios - Moderately Conservative

                                                   Year ended Dec. 31,
                                                   -------------------
PER SHARE DATA                                      2009       2008(a)
Net asset value, beginning of period                $7.95       $10.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .26          .14
Net gains (losses) (both realized and
 unrealized)                                         1.25        (2.21)
----------------------------------------------------------------------
Total from investment operations                     1.51        (2.07)
----------------------------------------------------------------------
Net asset value, end of period                      $9.46        $7.95
----------------------------------------------------------------------
TOTAL RETURN                                       18.93%      (20.67%)
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .44%         .75%(c)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .41%         .41%(c)
----------------------------------------------------------------------
Net investment income (loss)                        3.04%        4.31%(c)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $58          $24
----------------------------------------------------------------------
Portfolio turnover rate                               39%          51%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
34P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

Disciplined Asset Allocation Portfolios - Moderate

                                                   Year ended Dec. 31,
                                                   -------------------
PER SHARE DATA                                      2009       2008(a)
Net asset value, beginning of period                $7.59       $10.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .28          .13
Net gains (losses) (both realized and
 unrealized)                                         1.29        (2.56)
----------------------------------------------------------------------
Total from investment operations                     1.57        (2.43)
----------------------------------------------------------------------
Net asset value, end of period                      $9.16        $7.59
----------------------------------------------------------------------
TOTAL RETURN                                       20.70%      (24.29%)
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .39%         .55%(c)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .41%(c)
----------------------------------------------------------------------
Net investment income (loss)                        3.05%        4.33%(c)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $100          $46
----------------------------------------------------------------------
Portfolio turnover rate                               39%          24%
----------------------------------------------------------------------


Disciplined Asset Allocation Portfolios - Moderately Aggressive

                                                   Year ended Dec. 31,
                                                   -------------------
PER SHARE DATA                                      2009       2008(a)
Net asset value, beginning of period                $7.34       $10.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .14
Net gains (losses) (both realized and
 unrealized)                                         1.40        (2.82)
----------------------------------------------------------------------
Total from investment operations                     1.63        (2.68)
----------------------------------------------------------------------
Net asset value, end of period                      $8.97        $7.34
----------------------------------------------------------------------
TOTAL RETURN                                       22.21%      (26.76%)
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .42%         .61%(c)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .41%         .41%(c)
----------------------------------------------------------------------
Net investment income (loss)                        2.91%        4.06%(c)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $65          $31
----------------------------------------------------------------------
Portfolio turnover rate                               50%          27%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  35P

Disciplined Asset Allocation Portfolios - Aggressive

                                                   Year ended Dec. 31,
                                                   -------------------
PER SHARE DATA                                      2009       2008(a)
Net asset value, beginning of period                $7.07       $10.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .12
Net gains (losses) (both realized and
 unrealized)                                         1.45        (3.07)
----------------------------------------------------------------------
Total from investment operations                     1.68        (2.95)
----------------------------------------------------------------------
Net asset value, end of period                      $8.75        $7.07
----------------------------------------------------------------------
TOTAL RETURN                                       23.82%      (29.45%)
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .57%        1.14%(c)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .41%         .41%(c)
----------------------------------------------------------------------
Net investment income (loss)                        2.94%        4.14%(c)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $26          $11
----------------------------------------------------------------------
Portfolio turnover rate                               53%          37%
----------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

(a) For the period from May 1, 2008 (date the Fund became available) to Dec. 31, 2008.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


--------------------------------------------------------------------------------
36P  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

APPENDIX A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains the information below and other information, call 1 (800) 221-2450 or visit our website at riversource.com/funds. Read the prospectus carefully before you invest.


 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS

RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Equity      growth.
Fund
                        Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies listed on
                        U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.

---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined             growth.
International Equity
Fund                    Under normal market conditions, at least 80% of the Fund's assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to foreign equity
                        markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers.

---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Large Cap   growth.
Growth Fund
                        Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of
                        purchase or that are within the capitalization range of
                        companies in the Russell 1000(R) Growth Index (the Index) at the time of purchase. The market capitalization range and
                        composition of the Index is subject to change.

---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Large Cap   growth.
Value Fund
                        Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities of companies with market capitalization of over $5 billion at the time of
                        purchase or that are within the capitalization range of
                        companies in the Russell 1000(R) Value Index (the Index) at the
                        time of purchase. The market capitalization range and
                        composition of the Index are subject to change.

---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Small and   growth.
Mid Cap Equity Fund
                        Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500(TM )Index
                        (the Index) at the time of investment. The market
                        capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.


---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  A.1

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
FIXED INCOME FUNDS

RiverSource             The Fund seeks to provide shareholders with a high level of
Diversified Bond Fund   current income while conserving the value of the investment for the longest period of time.

                        Under normal market conditions, the Fund invests at least 80%
                        of its net assets in bonds and other debt securities. At least
                        50% of the Fund's net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond
                        Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the
                        U.S. government, corporate bonds, and mortgage- and asset-
                        backed securities. Although the Fund emphasizes high- and
                        medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital
                        appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets.

---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with high total return
Emerging Markets Bond   through current income and, secondarily, through capital
Fund                    appreciation.

                        The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Emerging markets include any country determined to have an emerging market economy. Emerging markets include any country that is not defined by the World Bank as a High Income OECD country.
                        The OECD (Organization for Economic Co-operation and
                        Development) is a group of 30 member countries sharing a
                        commitment to democratic government and the market economy.
                        Under normal market conditions, at least 80% of the Fund's net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn
                        50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the
                        Fund may invest 25% or more of its total assets in the
                        securities of foreign governmental and corporate entities
                        located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer.
                        Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manager to be of comparable
                        quality. These lower quality fixed income securities are often called "junk bonds." The Fund may invest up to 100% of its assets in these lower rated securities.

---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with high total return
Global Bond Fund        through income and growth of capital.

                        The Fund is a non-diversified mutual fund that invests
                        primarily in debt obligations of U.S. and foreign issuers.
                        Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or
                        government debt obligations, including money market
                        instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment-grade bonds (junk bonds).


---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
A.2  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
RiverSource             The Fund seeks to provide shareholders with high current income
High Yield Bond Fund    as its primary objective and, as its secondary objective,
                        capital growth.

                        Under normal market conditions, the Fund will invest at least
                        80% of its net assets in high-yield debt instruments (commonly referred to as "junk"). These high yield debt instruments
                        include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of
                        comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by
                        companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily,
                        monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily
                        secured by specific collateral or assets of the issuer or
                        borrower such that holders of these instruments will have
                        claims senior to the claims of other parties who hold unsecured instruments.

---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with total return that
Inflation Protected     exceeds the rate of inflation over the long-term.
Securities Fund
                        The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in
                        inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the
                        U.S. and non-U.S. governments, their agencies or
                        instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt
                        securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the
                        Fund's investment manager to be of comparable quality.
                        Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price
                        Index for Urban Consumers (nonseasonally adjusted) as the
                        inflation measure.

                        Up to 20% of the Fund's net assets may be invested in non-
                        inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as
                        U.S. and foreign corporate debt obligations, mortgage and
                        asset-backed securities and money market instruments.

---------------------------------------------------------------------------------------

MONEY MARKET FUNDS

RiverSource             The Fund seeks to provide shareholders with maximum current
Cash Management Fund    income consistent with liquidity and stability of principal.

                        The Fund's assets primarily are invested in money market
                        instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                        certificates of deposit, bankers' acceptances, letters of
                        credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the
                        Fund may invest up to 35% of its total assets in U.S. dollar-
                        denominated foreign investments.


---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  A.3

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
ALTERNATIVE INVESTMENT
STRATEGIES

RiverSource             The Fund seeks to provide shareholders with positive absolute
Absolute Return         return.
Currency and Income
Fund                    Under normal market conditions, the Fund will invest at least
                        80% of its net assets (including any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. It is expected that the gross notional value of the Fund's forward foreign currency contracts will be equivalent to at least 80%
                        of the Fund's net assets.

---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
A.4  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

APPENDIX B

UNDERLYING FUNDS -- RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Funds may invest as part of their principal investment strategies. Additional information regarding the principal risks of the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying funds, which contains this and other information, call 1(800) 221-2450 or visit our website at riversource.com/funds. Read the prospectus carefully before you invest.


 RISK TYPE / FUND(S)                   DESCRIPTION
ACTIVE MANAGEMENT RISK

RiverSource Absolute Return Currency  The Fund is actively managed and its performance
and Income Fund                       therefore will reflect in part the ability of
RiverSource Disciplined Equity Fund   the portfolio managers to select securities and
RiverSource Disciplined               to make investment decisions that are suited to
International Equity Fund             achieving the Fund's investment objective. Due
RiverSource Disciplined Large Cap     to its active management, the Fund could
Growth Fund                           underperform other mutual funds with similar
RiverSource Disciplined Large Cap     investment objectives.
Value Fund
RiverSource Disciplined Small and
Mid Cap Equity Fund
RiverSource Diversified Bond Fund
RiverSource Emerging Markets Bond
Fund
RiverSource Global Bond Fund
RiverSource High Yield Bond Fund
RiverSource Inflation Protected
Securities Fund
--------------------------------------------------------------------------------------

ACTIVE MANAGEMENT RISK

RiverSource Cash Management Fund      The Fund is actively managed and its performance
                                      therefore will reflect in part the ability of
                                      the portfolio managers to select securities and
                                      to make investment decisions that are suited to
                                      achieving the Fund's investment objective. Due
                                      to its active management, the Fund could
                                      underperform other money market funds.
--------------------------------------------------------------------------------------

CONCENTRATION RISK

RiverSource Absolute Return Currency  Investments that are concentrated in a
and Income Fund                       particular issuer, geographic region, or sector
                                      will make the fund's portfolio value more
                                      susceptible to the events or conditions
                                      impacting the issuer, geographic region, or
                                      sector. Because of the fund's concentration, the
                                      fund's overall value may decline to a greater
                                      degree than if the fund held a less concentrated
                                      portfolio. The more a fund diversifies, the more
                                      it spreads risk.
--------------------------------------------------------------------------------------

COUNTERPARTY RISK

RiverSource Absolute Return Currency  The risk that a counterparty to a financial
and Income Fund                       instrument entered into by the Fund or held by a
RiverSource High Yield Bond Fund      special purpose or structured vehicle held by
                                      the Fund becomes bankrupt or otherwise fails to
                                      perform its obligations due to financial
                                      difficulties. The Fund may experience
                                      significant delays in obtaining any recovery in
                                      a bankruptcy or other reorganization proceeding.
                                      The Fund may obtain only limited recovery or may
                                      obtain no recovery in such circumstances. The
                                      Fund will typically enter into financial
                                      instrument transactions with counterparties
                                      whose credit rating is investment grade, or, if
                                      unrated, determined to be of comparable quality
                                      by the investment manager.

--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  B.1

 RISK TYPE / FUND(S)                   DESCRIPTION
CREDIT RISK

RiverSource Absolute Return Currency  Credit risk is the risk that the issuer of a
and Income Fund                       security, or the counterparty to a contract,
RiverSource Cash Management Fund      will default or otherwise become unable or
RiverSource Diversified Bond Fund     unwilling to honor a financial obligation, such
RiverSource Global Bond Fund          as payments due on a bond or a note. If the Fund
                                      purchases unrated securities, or if the rating
                                      of a security is reduced after purchase, the
                                      Fund will depend on the investment manager's (or
                                      subadviser's as the case may be) analysis of
                                      credit risk more heavily than usual.
--------------------------------------------------------------------------------------

CREDIT RISK

RiverSource Emerging Markets Bond     Credit risk is the risk that the issuer of a
Fund                                  security, or the counterparty to a contract,
                                      will default or otherwise become unable or
                                      unwilling to honor a financial obligation, such
                                      as payments due on a bond or a note. If the Fund
                                      purchases unrated securities, or if the rating
                                      of a security is reduced after purchase, the
                                      Fund will depend on the investment manager's (or
                                      subadviser's as the case may be) analysis of
                                      credit risk more heavily than usual. In
                                      addition, investments in emerging markets debt
                                      obligations also are subject to increased credit
                                      risk because of the difficulties of requiring
                                      foreign entities, including issuers of sovereign
                                      debt obligations, to honor their contractual
                                      commitments, and because a number of emerging
                                      markets governments and other issuers are
                                      already in default.
--------------------------------------------------------------------------------------

CREDIT RISK

RiverSource High Yield Bond Fund      Credit risk is the risk that the borrower of a
                                      loan or the issuer of another debt security will
                                      default or otherwise become unable or unwilling
                                      to honor a financial obligation, such as
                                      payments due on a loan. Rating agencies assign
                                      credit ratings to certain loans and other debt
                                      securities to indicate their credit risk. The
                                      price of a loan or other debt security generally
                                      will fall if the borrower or the issuer defaults
                                      on its obligation to pay principal or interest,
                                      the rating agencies downgrade the borrower's or
                                      the issuer's credit rating or other news affects
                                      the market's perception of the borrower's or the
                                      issuer's credit risk. If the issuer of a
                                      floating rate loan declares or is declared
                                      bankrupt, there may be a delay before the Fund
                                      can act on the collateral securing the loan,
                                      which may adversely affect the Fund. Further,
                                      there is a risk that a court could take action
                                      with respect to a floating rate loan adverse to
                                      the holders of the loan, such as invalidating
                                      the loan, the lien on the collateral, the
                                      priority status of the loan, or ordering the
                                      refund of interest previously paid by the
                                      borrower. Any such actions by a court could
                                      adversely affect the Fund's performance. If the
                                      Fund purchases unrated loans or other debt
                                      securities, or if the rating of a loan or
                                      security is reduced after purchase, the Fund
                                      will depend on the investment manager's analysis
                                      of credit risk more heavily than usual.
--------------------------------------------------------------------------------------

CREDIT RISK

RiverSource Inflation Protected       Credit risk is the risk that fixed-income
Securities Fund                       securities in the fund's portfolio will decline
                                      in price or fail to pay interest or repay
                                      principal when due because the issuer of the
                                      security or the counterparty to a contract will
                                      default or otherwise become unable or unwilling
                                      to honor its financial obligations.

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


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B.2  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

 RISK TYPE / FUND(S)                   DESCRIPTION
DERIVATIVES RISK

RiverSource Absolute Return Currency  Derivatives are financial instruments that have
and Income Fund                       a value which depends upon, or is derived from,
RiverSource Disciplined Equity Fund   the value of something else, such as one or more
RiverSource Disciplined               underlying securities, pools of securities,
International Equity Fund             options, futures, indexes or currencies. Losses
RiverSource Disciplined Large Cap     involving derivative instruments may be
Growth Fund                           substantial, because a relatively small price
RiverSource Disciplined Large Cap     movement in the underlying security(ies),
Value Fund                            instrument, currency or index may result in a
RiverSource Disciplined Small and     substantial loss for the Fund. In addition to
Mid Cap Equity Fund                   the potential for increased losses, the use of
RiverSource Diversified Bond Fund     derivative instruments may lead to increased
RiverSource Emerging Markets Bond     volatility within the Fund. Derivative
Fund                                  instruments in which the Fund invests will
RiverSource Global Bond Fund          typically increase the Fund's exposure to
RiverSource High Yield Bond Fund      Principal Risks to which it is otherwise
RiverSource Inflation Protected       exposed, and may expose the Fund to additional
Securities Fund                       risks, including correlation risk, counterparty
                                      credit risk, hedging risk, leverage risk, and
                                      liquidity risk.

                                      Correlation risk is related to hedging risk and
                                      is the risk that there may be an incomplete
                                      correlation between the hedge and the opposite
                                      position, which may result in increased or
                                      unanticipated losses.

                                      Counterparty credit risk is the risk that a
                                      counterparty to the derivative instrument
                                      becomes bankrupt or otherwise fails to perform
                                      its obligations due to financial difficulties,
                                      and the Fund may obtain no recovery of its
                                      investment or may only obtain a limited
                                      recovery, and any recovery may be delayed.

                                      Hedging risk is the risk that derivative
                                      instruments used to hedge against an opposite
                                      position may offset losses, but they may also
                                      offset gains. There is no guarantee that a
                                      hedging strategy will eliminate the risk which
                                      the hedging strategy is intended to offset,
                                      which may lead to losses within the Fund.

                                      Leverage risk is the risk that losses from the
                                      derivative instrument may be greater than the
                                      amount invested in the derivative instrument.

                                      Liquidity risk is the risk that the derivative
                                      instrument may be difficult or impossible to
                                      sell or terminate, which may cause the Fund to
                                      be in a position to do something the investment
                                      manager would not otherwise choose, including
                                      accepting a lower price for the derivative
                                      instrument, selling other investments or
                                      foregoing another, more appealing investment
                                      opportunity. Derivative instruments which are
                                      not traded on an exchange, including, but not
                                      limited to, forward contracts, swaps and over-
                                      the-counter options, may have increased
                                      liquidity risk.

                                      Certain derivatives have the potential for
                                      unlimited losses, regardless of the size of the
                                      initial investment. See the SAI for more
                                      information on derivative instruments and
                                      related risks.


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


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                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  B.3

 RISK TYPE / FUND(S)                   DESCRIPTION
FOREIGN CURRENCY RISK

RiverSource Absolute Return Currency  The Fund's exposure to foreign currencies
and Income Fund                       subjects the Fund to constantly changing
                                      exchange rates and the risk that those
                                      currencies will decline in value relative to the
                                      U.S. dollar, or, in the case of short positions,
                                      that the U.S. dollar will decline in value
                                      relative to the currency being sold forward.
                                      Currency rates in foreign countries may
                                      fluctuate significantly over short periods of
                                      time for a number of reasons, including changes
                                      in interest rates and economic or political
                                      developments in the U.S. or abroad. As a result,
                                      the Fund's exposure to foreign currencies may
                                      reduce the returns of the Fund. Trading of
                                      foreign currencies also includes the risk of
                                      clearing and settling trades which, if prices
                                      are volatile, may be difficult.

--------------------------------------------------------------------------------------

GEOGRAPHIC CONCENTRATION RISK

RiverSource Absolute Return Currency  The Fund may be particularly susceptible to
and Income Fund                       economic, political, regulatory or other events
RiverSource Emerging Markets Bond     or conditions affecting companies and countries
Fund                                  within the specific geographic region in which
RiverSource Global Bond Fund          the Fund focuses its investments. Currency
                                      devaluations could occur in countries that have
                                      not yet experienced currency devaluation to
                                      date, or could continue to occur in countries
                                      that have already experienced such devaluations.
                                      As a result, the Fund may be more volatile than
                                      a more geographically diversified fund.

--------------------------------------------------------------------------------------

HIGHLY LEVERAGED TRANSACTIONS RISK

RiverSource High Yield Bond Fund      The high yield debt instruments in which the
                                      Fund invests substantially consist of
                                      transactions involving refinancings,
                                      recapitalizations, mergers and acquisitions and
                                      other financings for general corporate purposes.
                                      The Fund's investments also may include senior
                                      obligations of a borrower issued in connection
                                      with a restructuring pursuant to Chapter 11 of
                                      the U.S. Bankruptcy Code (commonly known as
                                      "debtor-in-possession" financings), provided
                                      that such senior obligations are determined by
                                      the Fund's investment manager upon its credit
                                      analysis to be a suitable investment by the
                                      Fund. In such highly leveraged transactions, the
                                      borrower assumes large amounts of debt in order
                                      to have the financial resources to attempt to
                                      achieve its business objectives. Such business
                                      objectives may include but are not limited to:
                                      management's taking over control of a company
                                      (leveraged buy-out); reorganizing the assets and
                                      liabilities of a company (leveraged
                                      recapitalization); or acquiring another company.
                                      Loans or securities that are part of highly
                                      leveraged transactions involve a greater risk
                                      (including default and bankruptcy) than other
                                      investments.

--------------------------------------------------------------------------------------


HIGH-YIELD SECURITIES RISK

RiverSource Diversified Bond Fund     Non-investment grade securities, commonly called
RiverSource Emerging Markets Bond     "high-yield" or "junk" bonds, may react more to
Fund                                  perceived changes in the ability of the issuing
RiverSource Global Bond Fund          entity or obligor to pay interest and principal
                                      when due than to changes in interest rates. Non-
                                      investment grade securities have greater price
                                      fluctuations and are more likely to experience a
                                      default than investment grade bonds.


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


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B.4  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

 RISK TYPE / FUND(S)                   DESCRIPTION

HIGH-YIELD SECURITIES RISK

RiverSource High Yield Bond Fund      Non-investment grade loans or securities,
                                      commonly called "high-yield" or "junk," may
                                      react more to perceived changes in the ability
                                      of the borrower or issuing entity to pay
                                      interest and principal when due than to changes
                                      in interest rates. Non-investment grade loans or
                                      securities have greater price fluctuations and
                                      are more likely to experience a default than
                                      investment grade loans or securities. A default
                                      or expected default of a floating rate loan
                                      could also make it difficult for the Fund to
                                      sell the loan at a price approximating the value
                                      previously placed on it.

--------------------------------------------------------------------------------------

IMPAIRMENT OF COLLATERAL RISK

RiverSource High Yield Bond Fund      The value of collateral, if any, securing a
                                      floating rate loan can decline, and may be
                                      insufficient to meet the borrower's obligations
                                      or difficult to liquidate. In addition, the
                                      Fund's access to collateral may be limited by
                                      bankruptcy or other insolvency laws. Further,
                                      certain floating rate loans may not be fully
                                      collateralized and may decline in value.

--------------------------------------------------------------------------------------

INDUSTRY CONCENTRATION RISK

RiverSource Cash Management Fund      Investments that are concentrated in a
                                      particular issuer will make the Fund's portfolio
                                      value more susceptible to the events or
                                      conditions impacting that particular industry.
                                      Because the Fund may invest more than 25% of its
                                      total assets in money market instruments issued
                                      by banks, the value of these investments may be
                                      adversely affected by economic, political or
                                      regulatory developments in or that impact the
                                      banking industry.

--------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES RISK

RiverSource Inflation Protected       Inflation-protected debt securities tend to
Securities Fund                       react to change in real interest rates. Real
                                      interest rates can be described as nominal
                                      interest rates minus the expected impact of
                                      inflation. In general, the price of an
                                      inflation-protected debt security falls when
                                      real interest rates rise, and rises when real
                                      interest rates fall. Interest payments on
                                      inflation-protected debt securities will vary as
                                      the principal and/or interest is adjusted for
                                      inflation and may be more volatile than interest
                                      paid on ordinary bonds. In periods of deflation,
                                      the Fund may have no income at all. Income
                                      earned by a shareholder depends on the amount of
                                      principal invested, and that principal will not
                                      grow with inflation unless the shareholder
                                      reinvests the portion of Fund distributions that
                                      comes from inflation adjustments.

--------------------------------------------------------------------------------------

INTEREST RATE RISK

RiverSource Absolute Return Currency  Interest rate risk is the risk of losses
and Income Fund                       attributable to changes in interest rates.
RiverSource Diversified Bond Fund     Interest rate risk is generally associated with
RiverSource Emerging Markets Bond     bond prices: when interest rates rise, bond
Fund                                  prices generally fall. In general, the longer
RiverSource Global Bond Fund          the maturity or duration of a bond, the greater
RiverSource Inflation Protected       its sensitivity to changes in interest rates.
Securities Fund                       Interest rate changes also may increase
                                      prepayments of debt obligations, which in turn
                                      would increase prepayment risk.


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


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                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  B.5

 RISK TYPE / FUND(S)                   DESCRIPTION
INTEREST RATE RISK

RiverSource Cash Management Fund      A rise in the overall level of interest rates
                                      may result in the decline in the prices of fixed
                                      income securities held by the Fund. The Fund's
                                      yield will vary; it is not fixed for a specific
                                      period like the yield on a bank certificate of
                                      deposit. Falling interest rates may result in a
                                      decline in the Fund's income and yield (since
                                      the Fund must then invest in lower-yielding
                                      fixed income securities). Under certain
                                      circumstances, the yield decline could cause the
                                      Fund's net yield to be negative (such as when
                                      Fund expenses exceed income levels).

--------------------------------------------------------------------------------------

INTEREST RATE RISK

RiverSource High Yield Bond Fund      The securities in the Fund are subject to the
                                      risk of losses attributable to changes in
                                      interest rates. Interest rate risk is generally
                                      associated with the fixed income securities in
                                      the Fund: when interest rates rise, the prices
                                      of fixed income securities generally fall. In
                                      general, the longer the maturity or duration of
                                      a fixed income security, the greater its
                                      sensitivity to changes in interest rates.
                                      Securities with floating interest rates can be
                                      less sensitive to interest rate changes, but may
                                      decline in value if their interest rates do not
                                      rise as much as interest rates in general.
                                      Because rates on certain floating rate loans and
                                      other debt securities reset only periodically,
                                      changes in prevailing interest rates (and
                                      particularly sudden and significant changes) can
                                      be expected to cause fluctuations in the Fund's
                                      net asset value. Interest rate changes also may
                                      increase prepayments of debt obligations, which
                                      in turn would increase prepayment risk.

--------------------------------------------------------------------------------------

ISSUER RISK

RiverSource Disciplined Equity Fund   An issuer may perform poorly, and therefore, the
RiverSource Disciplined               value of its securities may decline. Poor
International Equity Fund             performance may be caused by poor management
RiverSource Disciplined Large Cap     decisions, competitive pressures, breakthroughs
Growth Fund                           in technology, reliance on suppliers, labor
RiverSource Disciplined Large Cap     problems or shortages, corporate restructurings,
Value Fund                            fraudulent disclosures or other factors.
RiverSource Disciplined Small and
Mid Cap Equity Fund

--------------------------------------------------------------------------------------

LIQUIDITY RISK

RiverSource Diversified Bond Fund     Liquidity risk is the risk associated with a
RiverSource Emerging Markets Bond     lack of marketability of securities which may
Fund                                  make it difficult or impossible to sell the
RiverSource Global Bond Fund          security at desirable prices in order to
                                      minimize loss. The Fund may have to lower the
                                      selling price, sell other investments, or forego
                                      another, more appealing investment opportunity.


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


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B.6  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

 RISK TYPE / FUND(S)                   DESCRIPTION
LIQUIDITY RISK

RiverSource High Yield Bond Fund      Liquidity risk is the risk associated with a
                                      lack of marketability of securities which may
                                      make it difficult or impossible to sell the
                                      security at desirable prices in order to
                                      minimize loss. The Fund may have to lower the
                                      selling price, sell other investments, or forego
                                      another, more appealing investment opportunity.
                                      Floating rate loans generally are subject to
                                      legal or contractual restrictions on resale.
                                      Floating rate loans also may trade infrequently
                                      on the secondary market. The value of the loan
                                      to the Fund may be impaired in the event that
                                      the Fund needs to liquidate such loans.
                                      Securities in which the Fund invests may be
                                      traded in the over-the counter market rather
                                      than on an organized exchange and therefore may
                                      be more difficult to purchase or sell at a fair
                                      price. The inability to purchase or sell
                                      floating rate loans and other debt securities at
                                      a fair price may have a negative impact on the
                                      Fund's performance.

--------------------------------------------------------------------------------------

MARKET RISK

RiverSource Absolute Return Currency  The market value of securities may fall or fail
and Income Fund                       to rise. Market risk may affect a borrower, a
                                      single issuer, sector of the economy, industry,
                                      or the market as a whole. The market value of
                                      floating rate loans and securities may
                                      fluctuate, sometimes rapidly and unpredictably.

--------------------------------------------------------------------------------------

MARKET RISK

RiverSource Diversified Bond Fund     The market value of securities may fall or fail
RiverSource Emerging Markets Bond     to rise. Market risk may affect a single issuer,
Fund                                  sector of the economy, industry, or the market
RiverSource Global Bond Fund          as a whole. The market value of securities may
RiverSource High Yield Bond Fund      fluctuate, sometimes rapidly and unpredictably.
RiverSource Inflation Protected
Securities Fund

--------------------------------------------------------------------------------------

MARKET RISK

RiverSource Disciplined Large Cap     The market value of securities may fall or fail
Growth Fund                           to rise. Market risk may affect a single issuer,
RiverSource Disciplined Large Cap     sector of the economy, industry, or the market
Value Fund                            as a whole. The market value of securities may
                                      fluctuate, sometimes rapidly and unpredictably.
                                      In addition, focus on a particular style, for
                                      example, investment in growth or value
                                      securities, may cause the Fund to underperform
                                      other mutual funds if that style falls out of
                                      favor with the market.

--------------------------------------------------------------------------------------

MARKET RISK

RiverSource Disciplined Equity Fund   The market value of securities may fall or fail
RiverSource Disciplined               to rise. Market risk may affect a single issuer,
International Equity Fund             sector of the economy, industry, or the market
RiverSource Disciplined Small and     as a whole. The market value of securities may
Mid Cap Equity Fund                   fluctuate, sometimes rapidly and unpredictably.
                                      These risks are generally greater for small and
                                      mid-sized companies, which tend to be more
                                      vulnerable than large companies to adverse
                                      developments. In addition, focus on a particular
                                      style, for example, investment in growth or
                                      value securities, may cause the Fund to
                                      underperform other mutual funds if that style
                                      falls out of favor with the market.


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


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                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  B.7

 RISK TYPE / FUND(S)                   DESCRIPTION
NON-DIVERSIFICATION RISK

RiverSource Emerging Markets Bond     The Fund is non-diversified. A non-diversified
Fund                                  fund may invest more of its assets in fewer
RiverSource Global Bond Fund          companies than if it were a diversified fund.
RiverSource Inflation Protected       Because each investment has a greater effect on
Securities Fund                       the Fund's performance, the Fund may be more
                                      exposed to the risks of loss and volatility then
                                      a fund that invests more broadly.

--------------------------------------------------------------------------------------

PREPAYMENT AND EXTENSION RISK

RiverSource Absolute Return Currency  Prepayment and extension risk is the risk that a
and Income Fund                       bond or other security might be called, or
RiverSource Diversified Bond Fund     otherwise converted, prepaid, or redeemed,
RiverSource Global Bond Fund          before maturity. This risk is primarily
RiverSource High Yield Bond Fund      associated with asset-backed securities,
RiverSource Inflation Protected       including mortgage backed securities. If a
Securities Fund                       security is converted, prepaid, or redeemed,
                                      before maturity, particularly during a time of
                                      declining interest rates, the investment manager
                                      may not be able to reinvest in securities
                                      providing as high a level of income, resulting
                                      in a reduced yield to the Fund. Conversely, as
                                      interest rates rise, the likelihood of
                                      prepayment decreases. The investment manager may
                                      be unable to capitalize on securities with
                                      higher interest rates because the Fund's
                                      investments are locked in at a lower rate for a
                                      longer period of time.

--------------------------------------------------------------------------------------

QUANTITATIVE MODEL RISK

RiverSource Absolute Return Currency  The quantitative methodology employed by the
and Income Fund                       investment manager has been tested using
                                      historical market data, but has only recently
                                      begun to be used to manage open-end mutual
                                      funds. There can be no assurance that the
                                      methodology will enable the Fund to achieve its
                                      objective.

--------------------------------------------------------------------------------------

QUANTITATIVE MODEL RISK

RiverSource Disciplined Equity Fund   Securities selected using quantitative methods
RiverSource Disciplined               may perform differently from the market as a
International Equity Fund             whole for many reasons, including the factors
RiverSource Disciplined Large Cap     used in building the quantitative analytical
Growth Fund                           framework, the weights placed on each factor,
RiverSource Disciplined Large Cap     and changing sources of market returns, among
Value Fund                            others. There can be no assurance that these
RiverSource Disciplined Small and     methodologies will enable the Fund to achieve
Mid Cap Equity Fund                   its objective.

--------------------------------------------------------------------------------------

REINVESTMENT RISK

RiverSource Cash Management Fund      Reinvestment risk is the risk that the Fund will
                                      not be able to reinvest income or principal at
                                      the same rate it currently is earning.


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


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B.8  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

 RISK TYPE / FUND(S)                   DESCRIPTION
RISKS OF FOREIGN INVESTING

RiverSource Disciplined Small and     Foreign securities are securities of issuers
Mid Cap Equity Fund                   based outside the United States. An issuer is
RiverSource High Yield Bond Fund      deemed to be based outside the United States if
                                      it is organized under the laws of another
                                      country. Foreign securities are primarily
                                      denominated in foreign currencies. In addition
                                      to the risks normally associated with domestic
                                      securities of the same type, foreign securities
                                      are subject to the following foreign risks:

                                      Country risk includes the political, economic,
                                      and other conditions of the country. These
                                      conditions include lack of publicly available
                                      information, less government oversight
                                      (including lack of accounting, auditing, and
                                      financial reporting standards), the possibility
                                      of government-imposed restrictions, and even the
                                      nationalization of assets. The liquidity of
                                      foreign investments may be more limited than for
                                      most U.S. investments, which means that, at
                                      times it may be difficult to sell foreign
                                      securities at desirable prices.

                                      Currency risk results from the constantly
                                      changing exchange rate between local currency
                                      and the U.S. dollar. Whenever the Fund holds
                                      securities valued in a foreign currency or holds
                                      the currency, changes in the exchange rate add
                                      to or subtract from the value of the investment.

                                      Custody risk refers to the process of clearing
                                      and settling trades. It also covers holding
                                      securities with local agents and depositories.
                                      Low trading volumes and volatile prices in less
                                      developed markets make trades harder to complete
                                      and settle. Local agents are held only to the
                                      standard of care of the local market.
                                      Governments or trade groups may compel local
                                      agents to hold securities in designated
                                      depositories that are not subject to independent
                                      evaluation. The less developed a country's
                                      securities market is, the greater the likelihood
                                      of problems occurring.


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


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                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  B.9

 RISK TYPE / FUND(S)                   DESCRIPTION
RISKS OF FOREIGN/EMERGING MARKETS
INVESTING

RiverSource Disciplined               Foreign securities are securities of issuers
International Equity                  based outside the United States. An issuer is
RiverSource Diversified Bond Fund     deemed to be based outside the United States if
RiverSource Emerging Markets Bond     it is organized under the laws of another
Fund                                  country. Foreign securities are primarily
RiverSource Global Bond Fund          denominated in foreign currencies. In addition
                                      to the risks normally associated with domestic
                                      securities of the same type, foreign securities
                                      are subject to the following foreign risks:

                                      Country risk includes the political, economic,
                                      and other conditions of the country. These
                                      conditions include lack of publicly available
                                      information, less government oversight
                                      (including lack of accounting, auditing, and
                                      financial reporting standards), the possibility
                                      of government-imposed restrictions, and even the
                                      nationalization of assets. The liquidity of
                                      foreign investments may be more limited than for
                                      most U.S. investments, which means that, at
                                      times it may be difficult to sell foreign
                                      securities at desirable prices.

                                      Currency risk results from the constantly
                                      changing exchange rate between local currency
                                      and the U.S. dollar. Whenever the Fund holds
                                      securities valued in a foreign currency or holds
                                      the currency, changes in the exchange rate add
                                      to or subtract from the value of the investment.

                                      Custody risk refers to the process of clearing
                                      and settling trades. It also covers holding
                                      securities with local agents and depositories.
                                      Low trading volumes and volatile prices in less
                                      developed markets make trades harder to complete
                                      and settle. Local agents are held only to the
                                      standard of care of the local market.
                                      Governments or trade groups may compel local
                                      agents to hold securities in designated
                                      depositories that are not subject to independent
                                      evaluation. The less developed a country's
                                      securities market is, the greater the likelihood
                                      of problems occurring.

                                      Emerging markets risk includes the dramatic pace
                                      of change (economic, social and political) in
                                      these countries as well as the other
                                      considerations listed above. These markets are
                                      in early stages of development and are extremely
                                      volatile. They can be marked by extreme
                                      inflation, devaluation of currencies, dependence
                                      on trade partners, and hostile relations with
                                      neighboring countries.

--------------------------------------------------------------------------------------

SECTOR RISK

RiverSource Disciplined Large Cap     If a fund emphasizes one or more economic
Value Fund                            sectors, it may be more susceptible to the
RiverSource Emerging Markets Bond     financial, market or economic events affecting
Fund                                  the particular issuers and industries in which
RiverSource Global Bond Fund          it invests than funds that do not emphasize
                                      particular sectors. The more a fund diversifies
                                      across sectors, the more it spreads risk and
                                      potentially reduces the risks of loss and
                                      volatility.


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


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B.10  DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS

 RISK TYPE / FUND(S)                   DESCRIPTION
SMALL AND MID-SIZED COMPANY RISK

RiverSource Disciplined Small and     Investments in small and medium sized companies
Mid Cap Equity Fund                   often involve greater risks than investments in
                                      larger, more established companies because small
                                      and medium companies may lack the management
                                      experience, financial resources, product
                                      diversification, experience and competitive
                                      strengths of larger companies. Additionally, in
                                      many instances the securities of small and
                                      medium companies are traded only over-the-
                                      counter or on regional securities exchanges and
                                      the frequency and volume of their trading is
                                      substantially less and may be more volatile than
                                      is typical of larger companies.

--------------------------------------------------------------------------------------

TAX RISK

RiverSource Absolute Return Currency  As a regulated investment company, a fund must
and Income Fund                       derive at least 90% of its gross income for each
                                      taxable year from sources treated as "qualifying
                                      income" under the Internal Revenue Code of 1986,
                                      as amended. The Fund currently intends to take
                                      positions in forward currency contracts with
                                      notional value exceeding 80% of the Fund's total
                                      net assets. Although foreign currency gains
                                      currently constitute "qualifying income," the
                                      Treasury Department has the authority to issue
                                      regulations excluding from the definition of
                                      "qualifying income" a fund's foreign currency
                                      gains not "directly related" to its "principal
                                      business" of investing in stocks or securities
                                      (or options and futures with respect thereto).
                                      Such regulations might treat gains from some of
                                      the Fund's foreign currency-denominated
                                      positions as not "qualifying income" and there
                                      is a remote possibility that such regulations
                                      might be applied retroactively, in which case,
                                      the Fund might not qualify as a regulated
                                      investment company for one or more years. In the
                                      event the Treasury Department issues such
                                      regulations, the Fund's Board of Directors may
                                      authorize a significant change in investment
                                      strategy or Fund liquidation

--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- 2010 PROSPECTUS  B.11

DISCIPLINED ASSET ALLOCATION PORTFOLIOS
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474



Additional information about the Funds and their investments is available in the Funds' SAI and annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected a Fund's performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or to make a shareholder inquiry, contact your financial intermediary or RiverSource Family of Funds at 1 (800) 221-2450 or through the address listed above.

Since shares of the Funds are offered generally only to insurance company separate accounts to serve as the investment vehicles for variable annuity contracts and for variable life insurance policies, they are not offered to the public. Because of this, the Funds' offering documents and shareholder reports are not available on our public website at riversource.com/funds.

Information about the Funds, including the SAI, can be viewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section of the Commission, Washington, D.C. 20549-1520.




INVESTMENT COMPANY ACT FILE #: 811-
22127



RIVERSOURCE LOGO                                             S-6521-99 D (4/10)

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)


RIVERSOURCE
VARIABLE PORTFOLIO FUNDS


PROSPECTUS APRIL 30, 2010


RiverSource Variable Portfolio - Balanced Fund (Class 3*)
RiverSource Variable Portfolio - Cash Management Fund (Class 1**,
  Class 2** and Class 3*)
RiverSource Variable Portfolio - Diversified Bond Fund (Class 1**,
  Class 2** and Class 3*)
RiverSource Variable Portfolio - Diversified Equity Income Fund (Class 1**,
  Class 2** and Class 3*)
RiverSource Variable Portfolio - Dynamic Equity Fund (Class 1**,
  Class 2** and Class 3*)
RiverSource Variable Portfolio - Global Bond Fund (Class 1**, Class 2**
  and Class 3*)
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund
  (Class 1**, Class 2** and Class 3*)
RiverSource Variable Portfolio - High Yield Bond Fund (Class 1**,
  Class 2** and Class 3*)
RiverSource Variable Portfolio - Income Opportunities Fund (Class 1**,
  Class 2** and Class 3*)
RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 1**,
  Class 2** and Class 3*)
RiverSource Variable Portfolio - Mid Cap Value Fund (Class 1**, Class 2**
  and Class 3*)
RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3*)
RiverSource Variable Portfolio - Short Duration U.S. Government Fund
  (Class 1**, Class 2** and Class 3*)

Seligman Variable Portfolio - Growth Fund (Class 1**, Class 2**
  and Class 3*)
Seligman Variable Portfolio - Larger-Cap Value Fund (Class 1**, Class 2**
  and Class 3*)
Seligman Variable Portfolio - Smaller-Cap Value Fund (Class 1**,
  Class 2** and Class 3*)
Threadneedle Variable Portfolio - Emerging Markets Fund (Class 1**,
  Class 2** and Class 3*)
Threadneedle Variable Portfolio - International Opportunity Fund
  (Class 1**, Class 2** and Class 3*)
Variable Portfolio - Davis New York Venture Fund (Class 1**, Class 2** and Class 3*)
  (formerly known as RiverSource Partners Variable
  Portfolio - Fundamental Value Fund)
Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 1**,
  Class 2** and Class 3*)
  (formerly known as RiverSource Partners Variable Portfolio - Select
  Value Fund)
Variable Portfolio - Partners Small Cap Value Fund (Class 1**, Class 2** and Class 3*)
  (formerly known as RiverSource Partners Variable Portfolio - Small Cap Value Fund)
   * Prior to the date of this prospectus Class 3 was previously known as an unnamed class of shares.
  ** New class of shares as of the date of this prospectus.

Each above-named RiverSource Variable Portfolio (RiverSource VP), Seligman Variable Portfolio (Seligman VP), Threadneedle Variable Portfolio (Threadneedle
VP) and Variable Portfolio (VP) Fund may offer Class 1, Class 2 and/or Class 3 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and certain other institutional investors authorized by RiverSource Fund Distributors, Inc. (the distributor). There are no exchange ticker symbols associated with shares of the Funds.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF VALUE.

 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

TABLE OF CONTENTS
SUMMARIES OF THE FUNDS

Investment Objectives, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance, Fund Management, Buying and Selling Shares, Tax Information, Financial Intermediary Compensation

RIVERSOURCE VP -- BALANCED FUND...................   3P
RIVERSOURCE VP -- CASH MANAGEMENT FUND............   7P
RIVERSOURCE VP -- DIVERSIFIED BOND FUND...........  10P
RIVERSOURCE VP -- DIVERSIFIED EQUITY INCOME FUND..  14P
RIVERSOURCE VP -- DYNAMIC EQUITY FUND.............  17P
RIVERSOURCE VP -- GLOBAL BOND FUND................  20P
RIVERSOURCE VP -- GLOBAL INFLATION PROTECTED
  SECURITIES FUND.................................  24P
RIVERSOURCE VP -- HIGH YIELD BOND FUND............  28P
RIVERSOURCE VP -- INCOME OPPORTUNITIES FUND.......  32P
RIVERSOURCE VP -- MID CAP GROWTH FUND.............  36P
RIVERSOURCE VP -- MID CAP VALUE FUND..............  39P
RIVERSOURCE VP -- S&P 500 INDEX FUND..............  43P
RIVERSOURCE VP -- SHORT DURATION U.S. GOVERNMENT
  FUND............................................  46P
SELIGMAN VP -- GROWTH FUND........................  49P
SELIGMAN VP -- LARGER-CAP VALUE FUND..............  52P
SELIGMAN VP -- SMALLER-CAP VALUE FUND.............  55P
THREADNEEDLE VP -- EMERGING MARKETS FUND..........  58P
THREADNEEDLE VP -- INTERNATIONAL OPPORTUNITY
  FUND............................................  62P
VP -- DAVIS NEW YORK VENTURE FUND.................  66P
VP -- GOLDMAN SACHS MID CAP VALUE FUND............  69P
VP -- PARTNERS SMALL CAP VALUE FUND...............  73P


MORE INFORMATION ABOUT THE FUNDS

Investment Objectives, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, and Management

RIVERSOURCE VP -- BALANCED FUND...................   77P
RIVERSOURCE VP -- CASH MANAGEMENT FUND............   80P
RIVERSOURCE VP -- DIVERSIFIED BOND FUND...........   81P
RIVERSOURCE VP -- DIVERSIFIED EQUITY INCOME FUND..   83P
RIVERSOURCE VP -- DYNAMIC EQUITY FUND.............   85P
RIVERSOURCE VP -- GLOBAL BOND FUND................   87P
RIVERSOURCE VP -- GLOBAL INFLATION PROTECTED
  SECURITIES FUND.................................   89P
RIVERSOURCE VP -- HIGH YIELD BOND FUND............   91P
RIVERSOURCE VP -- INCOME OPPORTUNITIES FUND.......   93P
RIVERSOURCE VP -- MID CAP GROWTH FUND.............   95P
RIVERSOURCE VP -- MID CAP VALUE FUND..............   97P
RIVERSOURCE VP -- S&P 500 INDEX FUND..............   99P
RIVERSOURCE VP -- SHORT DURATION U.S. GOVERNMENT
  FUND............................................  101P
SELIGMAN VP -- GROWTH FUND........................  103P
SELIGMAN VP -- LARGER-CAP VALUE FUND..............  105P
SELIGMAN VP -- SMALLER-CAP VALUE FUND.............  107P
THREADNEEDLE VP -- EMERGING MARKETS FUND..........  109P
THREADNEEDLE VP -- INTERNATIONAL OPPORTUNITY
  FUND............................................  111P
VP -- DAVIS NEW YORK VENTURE FUND.................  113P
VP -- GOLDMAN SACHS MID CAP VALUE FUND............  115P
VP -- PARTNERS SMALL CAP VALUE FUND...............  117P
DESCRIPTIONS OF THE PRINCIPAL RISKS OF INVESTING
  IN THE FUNDS....................................  122P
MORE ABOUT ANNUAL FUND OPERATING EXPENSES.........  133P
OTHER INVESTMENT STRATEGIES AND RISKS.............  133P
FUND MANAGEMENT AND COMPENSATION..................  135P
  Additional Services and Compensation............  137p
  Payments to Affiliated and Unaffiliated
    Participating Insurance Companies.............  138p
  Potential Conflicts of Interest.................  138p
  Additional Management Information...............  138p
BUYING AND SELLING SHARES.........................  140P
  Description of Fund Shares......................  140p
  Pricing and Valuing of Fund Shares..............  140p
  Purchasing Shares...............................  140p
  Transferring/Selling Shares.....................  140p
  Short Term or Excessive Trading.................  141p
DISTRIBUTIONS AND TAXES...........................  141P
FINANCIAL HIGHLIGHTS..............................  143P




--------------------------------------------------------------------------------
2P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

References to "Fund" throughout this prospectus refer to the above-named RiverSource VP, Seligman VP, Threadneedle VP and VP funds singularly or collectively as the context requires. Each Fund is a series of RiverSource Variable Series Trust (the Trust).

This prospectus may contain information on Funds and share classes not available under your Contract or to your Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for information regarding the investment options available to you.

SUMMARY OF RIVERSOURCE VP -- BALANCED FUND

INVESTMENT OBJECTIVE

The Fund seeks maximum total investment return through a combination of capital growth and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

RiverSource VP -- Balanced Fund

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                 CLASS 3*
Management fees                                                                    0.46%
Distribution and/or service (12b-1) fees                                           0.13%
Other expenses                                                                     0.14%
Total annual fund operating expenses                                               0.73%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 3                                                          $75      $234      $407      $910


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 208% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 40% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Equity securities may provide income, or offer the opportunity for long-term capital appreciation, or both. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality (junk) bonds. The Fund may invest up to 25% of its net assets in foreign investments.

The Fund's equity investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.


--------------------------------------------------------------------------------
                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  3P

RiverSource VP -- Balanced Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

HIGH-YIELD SECURITIES RISK. The Fund's investment in below-investment grade securities (i.e. high-yield or junk bonds) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade securities.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

SECTOr RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.


--------------------------------------------------------------------------------
4P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Balanced Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


         -2.31%    -10.59%   -12.92%   +20.26%   +9.59%    +3.92%    +14.38%   +1.74%    -29.92%   +24.23%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +13.48% (quarter ended Sept. 30, 2009).
- Lowest return for a calendar quarter was -16.31% (quarter ended Dec. 31, 2008).


--------------------------------------------------------------------------------
                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  5P

RiverSource VP -- Balanced Fund



 AVERAGE ANNUAL TOTAL RETURNS


(FOR PERIODS ENDED DEC. 31, 2009)                               1 YEAR     5 YEARS     10 YEARS
RiverSource VP -- Balanced Fund:
  Class 3                                                      +24.23%      +1.04%      +0.54%
Russell 1000(R) Value Index (reflects no deduction for
fees, expenses or taxes)                                       +19.69%      -0.25%      +2.47%
Barclays Capital U.S. Aggregate Bond Index (reflects no
deduction for fees, expenses or taxes)                          +5.93%      +4.97%      +6.33%
Blended Index (consists of 60% Russell 1000(R) Value
Index and 40% Barclays Capital U.S. Aggregate Bond Index)
(reflects no deductions for fees expenses or taxes)            +14.81%      +2.16%      +4.35%
Lipper Balanced Funds Index (reflects, no deduction for
fees)                                                          +23.35%      +2.63%      +2.79%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER    TITLE                MANAGED FUND SINCE
-----------------    -----                ------------------
Steve Schroll        Portfolio Manager    2008
Laton Spahr          Portfolio Manager    2008
Paul Stocking        Portfolio Manager    2008
Tom Murphy           Portfolio Manager    2003
Scott Schroepfer     Portfolio Manager    2008
Todd White           Portfolio Manager    2008


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
6P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

SUMMARY OF RIVERSOURCE VP -- CASH MANAGEMENT FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

RiverSource VP -- Cash Management Fund

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        0.33%    0.33%     0.33%
Distribution and/or service (12b-1) fees                               0.00%    0.25%     0.13%
Other expenses                                                         0.18%(a) 0.18%(a)  0.18%
Total annual fund operating expenses                                   0.51%    0.76%     0.64%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                          $52      $164      $286      $643
Class 2                                                          $78      $243      $423      $946
Class 3                                                          $65      $205      $357      $802


PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other money market funds.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.


--------------------------------------------------------------------------------
                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  7P

RiverSource VP -- Cash Management Fund

INDUSTRY CONCENTRATION RISK. Investments that are concentrated in a particular industry will make the Fund's portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

INTEREST RATE RISK. A rise in the overall level of interest rates may result in the decline in the prices of fixed income securities held by the Fund. Falling interest rates may result in a decline in the Fund's income and yield.

REINVESTMENT RISK. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart.

Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information, including current 7-day yield, is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)



         +5.83%    +3.74%    +1.14%    +0.51%    +0.74%    +2.61%    +4.49%    +4.75%    +2.31%    +0.16%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +1.49% (quarter ended Sept. 30, 2000).
- Lowest return for a calendar quarter was +0.003% (quarter ended Dec. 31, 2009).


--------------------------------------------------------------------------------
8P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Cash Management Fund



 AVERAGE ANNUAL TOTAL RETURNS


(FOR PERIODS ENDED DEC. 31, 2009)                               1 YEAR     5 YEARS     10 YEARS
RiverSource VP -- Cash Management Fund:
  Class 3                                                       +0.16%      +2.85%      +2.62%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  9P

SUMMARY OF RIVERSOURCE VP -- DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

RiverSource VP -- Diversified Bond Fund

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        0.44%    0.44%     0.44%
Distribution and/or service (12b-1) fees                               0.00%    0.25%     0.13%
Other expenses                                                         0.14%(a) 0.14%(a)  0.14%
Total annual fund operating expenses                                   0.58%    0.83%     0.71%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                          $64      $202      $352     $  790
Class 2                                                          $90      $281      $488     $1,089
Class 3                                                          $73      $227      $396     $  886


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 434% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.


--------------------------------------------------------------------------------
10P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Diversified Bond Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

HIGH-YIELD SECURITIES RISK. The Fund's investment in below-investment grade securities (i.e., high-yield or junk bonds) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade securities.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  11P

RiverSource VP -- Diversified Bond Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


         +5.41%    +7.67%    +5.53%    +4.48%    +4.48%    +2.12%    +4.41%    +5.20%    -6.32%    +14.42%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarters was +5.48% (quarter ended Sept. 30, 2009).
- Lowest return for a calendar quarter was -2.82% (quarter ended Dec. 31, 2008).


--------------------------------------------------------------------------------
12P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Diversified Bond Fund



 AVERAGE ANNUAL TOTAL RETURNS


(FOR PERIODS ENDED DEC. 31, 2009)                               1 YEAR     5 YEARS     10 YEARS
RiverSource VP -- Diversified Bond Fund:
  Class 3                                                      +14.42%      +3.75%      +4.63%
Barclays Capital U.S. Aggregate Bond Index (reflects no
deduction for fees, expenses or taxes)                          +5.93%      +4.97%      +6.33%
Lipper Intermediate Investment-Grade Debt Funds Index
(reflects no deduction for taxes)                              +14.30%      +4.18%      +5.74%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER    TITLE                MANAGED FUND SINCE
-----------------    -----                ------------------
Tom Murphy           Portfolio Manager    2002
Scott Schroepfer     Portfolio Manager    2008
Todd White           Portfolio Manager    2008


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  13P

SUMMARY OF RIVERSOURCE VP -- DIVERSIFIED EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

RiverSource VP -- Diversified Equity Income Fund

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        0.50%    0.50%     0.50%
Distribution and/or service (12b-1) fees                               0.00%    0.25%     0.13%
Other expenses                                                         0.13%(a) 0.13%(a)  0.13%
Total annual fund operating expenses                                   0.63%    0.88%     0.76%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                          $64      $202      $352     $  790
Class 2                                                          $90      $281      $488     $1,089
Class 3                                                          $78      $243      $423     $  946


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.


--------------------------------------------------------------------------------
14P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Diversified Equity Income Fund

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOr RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


         -0.78%    +2.14%    -19.03%   +41.16%   +18.20%   +13.50%   +19.75%   +8.02%    -40.47%   +27.46%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +22.69% (quarter ended June 30, 2003).
- Lowest return for a calendar quarter was -23.96% (quarter ended Dec. 31, 2008).


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  15P

RiverSource VP -- Diversified Equity Income Fund



 AVERAGE ANNUAL TOTAL RETURNS


(FOR PERIODS ENDED DEC. 31, 2009)                               1 YEAR     5 YEARS     10 YEARS
RiverSource VP -- Diversified Equity Income Fund:
  Class 3                                                      +27.46%      +2.18%      +4.31%
Russell 1000(R) Value Index (reflects no deduction for
fees, expenses or taxes)                                       +19.69%      -0.25%      +2.47%
Lipper Equity Income Funds Index (reflects no deduction
for taxes)                                                     +23.85%      +0.63%      +2.25%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER    TITLE                MANAGED FUND SINCE
-----------------    -----                ------------------
Steve Schroll        Portfolio Manager    2003
Laton Spahr          Portfolio Manager    2003
Paul Stocking        Portfolio Manager    2006


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
16P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

SUMMARY OF RIVERSOURCE VP -- DYNAMIC EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

RiverSource VP -- Dynamic Equity Fund

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        0.44%     0.44%    0.44%
Distribution and/or service (12b-1) fees                               0.00%    0.25.%    0.13%
Other expenses                                                         0.14%(a)  0.14%(a) 0.14%
Acquired fund fees and expenses                                        0.01%     0.01%    0.01%
Total annual fund operating expenses                                   0.59%     0.84%    0.72%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                          $60      $189      $330     $  741
Class 2                                                          $86      $268      $467     $1,041
Class 3                                                          $74      $230      $401     $  898


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

In pursuit of the Fund's objective, the investment manager will choose equity investments by employing proprietary, disciplined quantitative methods.

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  17P

RiverSource VP -- Dynamic Equity Fund

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the fund to underperform other mutual funds if that style falls out of favor with the market.

QUANTITATIVE MODEL RISK Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


         -17.46%   -18.11%   -22.03%   +29.22%   +5.88%    +6.18%    +15.28%   +2.93%    -42.16%   +24.13%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +17.26% (quarter ended June 30, 2003).
- Lowest return for a calendar quarter was -24.22% (quarter ended Dec. 31, 2008).


--------------------------------------------------------------------------------
18P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Dynamic Equity Fund



 AVERAGE ANNUAL TOTAL RETURNS


(FOR PERIODS ENDED DEC. 31, 2009)                               1 YEAR     5 YEARS     10 YEARS
RiverSource VP -- Dynamic Equity Fund:
  Class 3                                                      +24.13%      -1.98%      -4.18%
S&P 500 Index (reflects no deduction for fees, expenses
or taxes)                                                      +26.46%      +0.42%      -0.95%
Lipper Large-Cap Core Funds Index (reflects no deduction
for taxes)                                                     +28.15%      +0.61%      -1.20%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER        TITLE                       MANAGED FUND SINCE
-----------------        -----                       ------------------
Dimitris J. Bertsimas    Senior Portfolio Manager    2008
Gina K. Mourtzinou       Portfolio Manager           2008


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  19P

SUMMARY OF RIVERSOURCE VP -- GLOBAL BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with high total return through income and growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

RiverSource VP -- Global Bond Fund

 ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        0.66%    0.66%     0.66%
Distribution and/or service (12b-1) fees                               0.00%    0.25%     0.13%
Other expenses                                                         0.18%(b) 0.18%(b)  0.18%
Total annual fund operating expenses                                   0.84%    1.09%     0.97%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) For Class 3, the expense ratio has been adjusted to reflect current fees.
(b) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                         $ 86      $268      $467     $1,041
Class 2                                                         $111      $347      $602     $1,333
Class 3                                                         $ 99      $309      $537     $1,194


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds).

The investment manager monitors the Fund's exposure to interest rate and foreign currency fluctuations. The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


--------------------------------------------------------------------------------
20P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Global Bond Fund

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund focuses its investments. The Fund may be more volatile than a more geographically diversified fund.

HIGH-YIELD SECURITIES RISK. The Fund's investment in below-investment grade securities (i.e., high-yield or junk bonds) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade securities.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

NON-DIVERSIFICATION RISK. Compared with a "diversified" fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  21P

RiverSource VP -- Global Bond Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


         +3.24%    +1.34%    +14.98%   +13.01%   +10.03%   -4.99%    +6.73%    +7.65%    -0.44%    +11.38%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +7.71% (quarter ended June 30, 2002).
- Lowest return for a calendar quarter was -4.40% (quarter ended Sept. 30, 2008).


--------------------------------------------------------------------------------
22P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Global Bond Fund



 AVERAGE ANNUAL TOTAL RETURNS


(FOR PERIODS ENDED DEC. 31, 2009)                               1 YEAR     5 YEARS     10 YEARS
RiverSource VP -- Global Bond Fund:
  Class 3                                                      +11.38%      +3.89%      +6.12%
Barclays Capital Global Aggregate Index (reflects no
deduction for fees, expenses or taxes)                          +6.93%      +4.56%      +6.49%
Lipper Global Income Funds Index (reflects no deduction
for taxes)                                                     +18.00%      +4.22%      +6.06%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER    TITLE                MANAGED FUND SINCE
-----------------    -----                ------------------
Nicholas Pifer       Portfolio Manager    2000


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  23P

SUMMARY OF RIVERSOURCE VP -- GLOBAL INFLATION PROTECTED SECURITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

RiverSource VP -- Global Inflation Protected Securities Fund

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        0.43%    0.43%     0.43%
Distribution and/or service (12b-1) fees                               0.00%    0.25%     0.13%
Other expenses                                                         0.15%(a) 0.15%(a)  0.15%
Total annual fund operating expenses                                   0.58%    0.83%     0.71%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                          $59      $186      $324     $  729
Class 2                                                          $85      $265      $461     $1,029
Class 3                                                          $73      $227      $396     $  886


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments. At the time of purchase, the Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


--------------------------------------------------------------------------------
24P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Global Inflation Protected Securities Fund

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

NON-DIVERSIFICATION RISK. Compared with a "diversified" fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  25P

RiverSource VP -- Global Inflation Protected Securities Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)



                                                           +2.80%    +1.19%    +7.93%    +0.14%    +6.84%

                                                            2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +4.13% (quarter ended March 31, 2008).
- Lowest return for a calendar quarter was -2.39% (quarter ended Sept. 30, 2008).


--------------------------------------------------------------------------------
26P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Global Inflation Protected Securities Fund



 AVERAGE ANNUAL TOTAL RETURNS


                                                                                        SINCE
                                                                                      INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                              1 YEAR     5 YEARS     (9/13/04)
RiverSource VP -- Global Inflation Protected Securities
Fund:
  Class 3                                                      +6.84%      +3.74%       +4.07%
Barclays Capital World Government Inflation-Linked Bond
Index (fully hedged to the U.S. dollar) (reflects no
deduction for fees, expenses or taxes)                         +8.83%      +4.81%       +5.23%
Barclays Capital U.S. Government Inflation-Linked Bond
Index (reflects no deduction for fees, expenses or
taxes)                                                        +10.48%      +4.62%       +4.89%
Blended Index (consists of 50% Barclays Capital World
Government Inflation-Linked Bond Index, excluding U.S.,
fully hedged to the U.S. dollar, and 50% Barclays
Capital U.S. Government Inflation-Linked Bond Index)
(reflects no deduction for fees, expenses or taxes)            +9.10%      +4.80%       +5.21%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER    TITLE                MANAGED FUND SINCE
-----------------    -----                ------------------
Nicholas Pifer       Portfolio Manager    2005
Todd White           Portfolio Manager    2009


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  27P

SUMMARY OF RIVERSOURCE VP -- HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

RiverSource VP -- High Yield Bond Fund

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        0.59%    0.59%     0.59%
Distribution and/or service (12b-1) fees                               0.00%    0.25%     0.13%
Other expenses                                                         0.14%(a) 0.14%(a)  0.14%
Total annual fund operating expenses                                   0.73%    0.98%     0.86%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                         $ 75      $234      $407     $  910
Class 2                                                         $100      $312      $543     $1,206
Class 3                                                         $ 88      $275      $478     $1,065


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as "junk"). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the investment manager. Up to 25% of the Fund's net assets may be invested in high yield debt instruments of foreign issuers.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


--------------------------------------------------------------------------------
28P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- High Yield Bond Fund

COUNTERPARTY RISK. Counterparty credit risk is the risk that a counterparty to a financial instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

CREDIT RISK. Credit risk is the risk that loans or other securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Unrated loans or securities held by the Fund present increased credit risk. Issuer bankruptcies may cause a delay to the Fund in acting on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

HIGH-YIELD SECURITIES RISK. The Fund's investment in below-investment grade loans or other securities (i.e., high-yield or junk) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade loans or other securities.

HIGHLY LEVERAGED TRANSACTIONS RISK. The high-yield debt instruments in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws.

INTEREST RATE RISK. Fixed income securities are subject to the interest rate risk, which is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  29P

RiverSource VP -- High Yield Bond Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


         -9.31%    +4.93%    -6.58%    +25.17%   +11.40%   +4.02%    +10.81%   +1.86%    -25.19%   +53.86%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +25.06% (quarter ended June 30, 2009).
- Lowest return for a calendar quarter was -19.01% (quarter ended Dec. 31, 2008).


--------------------------------------------------------------------------------
30P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- High Yield Bond Fund



 AVERAGE ANNUAL TOTAL RETURNS


(FOR PERIODS ENDED DEC. 31, 2009)                               1 YEAR     5 YEARS     10 YEARS
RiverSource VP -- High Yield Bond Fund:
  Class 3                                                      +53.86%      +6.21%      +5.30%
JP Morgan Global High Yield Index (reflects no deduction
for fees, expenses or taxes)                                   +58.90%      +6.56%      +7.09%
Lipper High Current Yield Bond Funds Index (reflects no
deduction for taxes)                                           +49.49%      +4.27%      +4.13%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER    TITLE                MANAGED FUND SINCE
-----------------    -----                ------------------
Scott Schroepfer     Portfolio Manager    1999


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  31P

SUMMARY OF RIVERSOURCE VP -- INCOME OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

RiverSource VP -- Income Opportunities Fund

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        0.60%    0.60%     0.60%
Distribution and/or service (12b-1) fees                               0.00%    0.25%     0.13%
Other expenses                                                         0.15%(a) 0.15%(a)  0.15%
Total annual fund operating expenses                                   0.75%    1.00%     0.88%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                         $ 77      $240      $418     $  934
Class 2                                                         $102      $319      $553     $1,229
Class 3                                                         $ 90      $281      $488     $1,089


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or if unrated, securities believed by the investment manager to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the Fund's net assets may be in foreign investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

COUNTERPARTY RISK. Counterparty credit risk is the risk that a counterparty to a financial instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.


--------------------------------------------------------------------------------
32P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Income Opportunities Fund

CREDIT RISK. Credit risk is the risk that loans or other securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Unrated loans or securities held by the fund present increased credit risk. Issuer bankruptcies may cause a delay to the Fund in acting on the collateral securing the loan, which may adversely affect the fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan. A default or expected default of a floating rate loan could also make it difficult for the fund to sell the loan at a price approximating the value previously placed on it.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

HIGH-YIELD SECURITIES RISK. The Fund's investment in below-investment grade loans or other securities (i.e., high-yield or junk) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade loans or other securities.

HIGHLY LEVERAGED TRANSACTIONS RISK. The high-yield debt instruments in which the fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws.

INTEREST RATE RISK. Fixed income securities are subject to the interest rate risk, which is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  33P

RiverSource VP -- Income Opportunities Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


                                                           +3.33%    +7.98%    +2.65%    -18.82%   +42.41%

                                                            2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +16.68%% (quarter ended June 30, 2009).
- Lowest return for a calendar quarter was -13.35% (quarter ended Dec. 31, 2008).


--------------------------------------------------------------------------------
34P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Income Opportunities Fund



 AVERAGE ANNUAL TOTAL RETURNS


                                                                                        SINCE
                                                                                      INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                              1 YEAR     5 YEARS     (6/01/04)
RiverSource VP -- Income Opportunities Fund:
  Class 3                                                     +42.41%      +5.77%       +7.01%
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated
Constrained Index (reflects no deduction for fees,
expenses or taxes)                                            +45.98%      +5.49%       +6.73%
Lipper High Current Yield Bond Funds Index (reflects no
deduction for taxes)                                          +49.49%      +4.27%       +5.68%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER    TITLE                MANAGED FUND SINCE
-----------------    -----                ------------------
Brian Lavin          Portfolio Manager    2004


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  35P

SUMMARY OF RIVERSOURCE VP -- MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

RiverSource VP -- Mid Cap Growth Fund

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        0.80%    0.80%     0.80%
Distribution and/or service (12b-1) fees                               0.00%    0.25%     0.13%
Other expenses                                                         0.14%(a) 0.14%(a)  0.14%
Total annual fund operating expenses                                   0.94%    1.19%     1.07%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                         $ 96      $300      $521     $1,159
Class 2                                                         $121      $378      $655     $1,448
Class 3                                                         $109      $341      $591     $1,310


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. RiverSource Investments, LLC (RiverSource Investments or the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap(R) Growth Index (the Index). The market capitalization range of the companies included within the Index was $219.6 million to $17.95 billion as of March 31, 2010. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.


--------------------------------------------------------------------------------
36P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Mid Cap Growth Fund

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of mid-sized companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.


            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


                             -13.76%   +22.57%   +9.10%    +10.13%   -0.07%    +13.74%   -44.84%   +63.39%

                              2002      2003      2004      2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +26.91% (quarter ended June 30, 2009).
- Lowest return for a calendar quarter was -28.83% (quarter ended Dec. 31, 2008).


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  37P

RiverSource VP -- Mid Cap Growth Fund



 AVERAGE ANNUAL TOTAL RETURNS


                                                                                        SINCE
                                                                                      INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                              1 YEAR     5 YEARS     (5/01/01)
RiverSource VP -- Mid Cap Growth Fund:
  Class 3                                                     +63.39%      +2.44%       +2.96%
Russell Mid Cap Growth Index (reflects no deduction for
fees, expenses or taxes)                                      +46.29%      +2.40%       +2.26%
Lipper Mid-Cap Growth Funds Index (reflects no deduction
for taxes)                                                    +42.65%      +3.35%       +1.76%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER    TITLE                       MANAGED FUND SINCE
-----------------    -----                       ------------------
John K. Schonberg    Senior Portfolio Manager    Oct. 2006
Sam Murphy           Portfolio Manager           June 2007
Mike Marzolf         Portfolio Manager           June 2007


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
38P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

SUMMARY OF RIVERSOURCE VP -- MID CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

RiverSource VP -- Mid Cap Value Fund

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        0.58%    0.58%     0.58%
Distribution and/or service (12b-1) fees                               0.00%    0.25%     0.13%
Other expenses                                                         0.14%(a) 0.14%(a)  0.14%
Total annual fund operating expenses                                   0.72%    0.97%     0.85%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                          $74      $230      $401     $  898
Class 2                                                          $99      $309      $537     $1,194
Class 3                                                          $87      $271      $472     $1,053


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index (the Index). The market capitalization range of the companies included within the Index was $219.6 million to $14.58 billion as of March 31, 2010. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund's net assets may be invested in stocks of smaller or larger companies, preferred stocks, convertible securities, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

The investment manager chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, including but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

- Identify companies with growth potential based on:

  - effective management, as demonstrated by overall performance;

  - financial strength; and

  - underappreciated potential for improvement in industry and thematic trends.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  39P

RiverSource VP -- Mid Cap Value Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of mid-sized companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

VALUE SECURITIES RISK. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).


--------------------------------------------------------------------------------
40P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Mid Cap Value Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.


            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


                                                                     +15.32%   +10.35%   -45.10%   +40.93%

                                                                      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +23.27% (quarter ended Sept. 30, 2009).
- Lowest return for a calendar quarter was -28.69% (quarter ended Dec. 31, 3008).


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  41P

RiverSource VP -- Mid Cap Value Fund



 AVERAGE ANNUAL TOTAL RETURNS


                                                                                    SINCE
                                                                                  INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                                      1 YEAR     (5/02/05)
RiverSource VP -- Mid Cap Value Fund:
  Class 3                                                             +40.93%       +3.31%
Russell Midcap Value Index (reflects no deduction for fees,
expenses or taxes)                                                    +34.21%       +2.39%
Lipper Mid-Cap Value Funds Index (reflects no deduction for
taxes)                                                                +39.74%       +2.90%


FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER    TITLE                MANAGED FUND SINCE
-----------------    -----                ------------------
Steve Schroll        Portfolio Manager    2005
Laton Spahr          Portfolio Manager    2005
Paul Stocking        Portfolio Manager    2006


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
42P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

SUMMARY OF RIVERSOURCE VP -- S&P 500 INDEX FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

RiverSource VP -- S&P 500 Index Fund

 ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                                                 CLASS 3*
Management fees                                                                    0.22%
Distribution and/or service (12b-1) fees                                           0.13%
Other expenses                                                                     0.15%
Total annual fund operating expenses                                               0.50%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 3                                                          $51      $161      $280      $631


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities that are contained in the S&P 500. The Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. The investment manager will use quantitative techniques to select securities for the Fund in an attempt to replicate the returns of the S&P 500.

Unlike a "full replication" strategy, where a fund will own all of the stocks in an index, the Fund will hold a representative sample of the stocks in the Index, weighted to approximate the relative composition of the securities contained in the Index. The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. While there is no guarantee, the investment manager (RiverSource Investments, LLC) expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track its index, it is typically unable to match the performance of the Index exactly.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  43P

RiverSource VP -- S&P 500 Index Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore is expected to rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

TRACKING ERROR RISK. The Fund will not track the index perfectly and the Fund may not outperform the index. The tools that the investment manager uses to replicate the index are not perfect and the Fund's performance may be impacted by the size of the Fund's portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

QUANTITATIVE MODEL RISK Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


                   -12.46%   -22.42%   +27.99%   +10.27%   +4.40%    +15.27%   +5.01%    -37.10%   +26.00%

                    2001      2002      2003      2004      2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +15.79% (quarter ended June 30, 2009).
- Lowest return for a calendar quarter was -21.84% (quarter ended Dec. 31, 2008).


--------------------------------------------------------------------------------
44P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- S&P 500 Index Fund



 AVERAGE ANNUAL TOTAL RETURNS


                                                                                    SINCE INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                            1 YEAR     5 YEARS        (5/01/00)
RiverSource VP -- S&P 500 Index Fund:
  Class 3                                                   +26.00%      +0.03%          -1.48%
S&P 500 Index (reflects no deduction for fees,
expenses or taxes)                                          +26.46%      +0.42%          -1.01%
Lipper S&P 500 Objective Funds Index (reflects no
deduction for taxes)                                        +26.31%      +0.23%          -1.25%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER        TITLE                       MANAGED FUND SINCE
-----------------        -----                       ------------------
Dimitris J. Bertsimas    Senior Portfolio Manager    Jan. 2009
Georgios Vetoulis        Senior Equity Analyst       Jan. 2009


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  45P

SUMMARY OF RIVERSOURCE VP -- SHORT DURATION U.S. GOVERNMENT FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

RiverSource VP -- Short Duration U.S. Government Fund

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        0.48%    0.48%     0.48%
Distribution and/or service (12b-1) fees                               0.00%    0.25%     0.13%
Other expenses                                                         0.15%(a) 0.15%(a)  0.15%
Total annual fund operating expenses                                   0.63%    0.88%     0.76%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                          $64      $202      $352     $  790
Class 2                                                          $90      $281      $488     $1,089
Class 3                                                          $78      $243      $423     $  946


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 428% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie
Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, as well as securities that are denominated in currencies other than the U.S. dollar.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.


--------------------------------------------------------------------------------
46P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Short Duration U.S. Government Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


         +8.47%    +6.29%    +5.83%    +1.52%    +0.85%    +1.58%    +3.84%    +5.33%    -2.64%    +5.53%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +3.25% (quarter ended Dec. 31, 2000).
- Lowest return for a calendar quarter was -1.94% (quarter ended Dec. 31, 2008).


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  47P

RiverSource VP -- Short Duration U.S. Government Fund



 AVERAGE ANNUAL TOTAL RETURNS


(FOR PERIODS ENDED DEC. 31, 2009)                               1 YEAR     5 YEARS     10 YEARS
RiverSource VP -- Short Duration U.S. Government Fund:
  Class 3                                                       +5.53%      +2.68%      +3.62%
Barclays Capital U.S. 1-3 Year Government Index (reflects
no deduction for fees, expenses or taxes)                       +1.41%      +4.18%      +4.65%
Lipper Short U.S. Government Funds Index (reflects no
deduction for taxes)                                            +3.59%      +3.65%      +4.08%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER    TITLE                MANAGED FUND SINCE
-----------------    -----                ------------------
Jason J. Callan      Portfolio Manager    May 2010
Tom Heuer            Portfolio Manager    May 2010
Todd White           Portfolio Manager    2008


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
48P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

SUMMARY OF SELIGMAN VP -- GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

Seligman VP -- Growth Fund

 ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        0.52%    0.52%     0.52%
Distribution and/or service (12b-1) fees                               0.00%    0.25%     0.13%
Other expenses                                                         0.15%(a) 0.15%(a)  0.15%
Total annual fund operating expenses                                   0.67%    0.92%     0.80%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) Other expenses for Class 1 and Class 2 are based on estimated amounts for current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                          $68      $215      $374     $  838
Class 2                                                          $94      $294      $510     $1,136
Class 3                                                          $82      $256      $445     $  994


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 152% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in common stocks of large U.S. companies that fall within the range of the Russell 1000(R) Growth Index (Index). The market capitalization range of the companies included within the Index was $219.6 million to $316.61 billion as of March 31, 2010. The market capitalization range of the companies in the Index is subject to change. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. RiverSource Investments, LLC (RiverSource Investments or the investment manager) chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund's net assets may be invested in foreign investments. The investment manager may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies.

The investment manager may invest in derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  49P

Seligman VP -- Growth Fund

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PORTFOLIO TURNOVER RISK. The investment manager may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


         -19.30%   -30.95%   -26.10%   +21.43%   +8.43%    +8.61%    +11.08%   +3.07%    -44.35%   +37.00%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +18.16% (quarter ended Dec. 31, 2001).
- Lowest return for a calendar quarter was -28.79% (quarter ended Sept. 30, 2001).


--------------------------------------------------------------------------------
50P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

Seligman VP -- Growth Fund



 AVERAGE ANNUAL TOTAL RETURNS


(FOR PERIODS ENDED DEC. 31, 2009)                               1 YEAR     5 YEARS     10 YEARS
Seligman VP -- Growth Fund:
  Class 3                                                      +37.00%      -1.06%      -6.44%
Russell 1000 Growth Index (reflects no deduction for
fees, expenses or taxes)                                       +37.21%      +1.63%      -3.99%
Lipper Large-Cap Growth Funds Index (reflects no
deduction for taxes)                                           +38.50%      +1.01%      -4.51%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER    TITLE                MANAGED FUND SINCE
-----------------    -----                ------------------
Erik J. Voss         Portfolio Manager    Nov. 2008


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  51P

SUMMARY OF SELIGMAN VP -- LARGER-CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

Seligman VP -- Larger-Cap Value Fund

 ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                         0.61%    0.61%     0.61%
Distribution and/or service (12b-1) fees                                0.00%    0.25%     0.13%
Other expenses                                                          0.50%(b) 0.50%(b)  0.50%
Total annual fund operating expenses                                    1.11%    1.36%     1.24%
Less: Fee waiver/expense reimbursement(c)                             (0.18%)  (0.18%)   (0.18%)
Total annual fund operating expenses after fee waiver/expense
reimbursement(c)                                                        0.93%    1.18%     1.06%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) For Class 3 the expense ratio has been adjusted to reflect current fees.
(b) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that increased the management fee by 0.01% for the most recent fiscal year), will not exceed 0.925% for Class 1, 1.175% for Class 2, and 1.05% for Class 3.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                         $ 95      $335      $595     $1,340
Class 2                                                         $120      $413      $729     $1,625
Class 3                                                         $108      $376      $665     $1,489


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. In pursuit of the Fund's objective, the investment manager uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry.


--------------------------------------------------------------------------------
52P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

Seligman VP -- Larger-Cap Value Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOCUSED PORTFOLIO RISK. A fund that holds a fewer securities is subject to greater risk of loss if any of those securities declines in price.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

VALUE SECURITIES RISK. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


                                                           +4.53%    +19.07%   -0.46%    -39.46%   +26.12%

                                                            2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +22.65% (quarter ended June 30, 2009).
- Lowest return for a calendar quarter was -20.72% (quarter ended Dec. 31, 2008).


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  53P

Seligman VP -- Larger-Cap Value Fund



 AVERAGE ANNUAL TOTAL RETURNS


                                                                                        SINCE
                                                                                      INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                              1 YEAR     5 YEARS     (2/04/04)
Seligman VP -- Larger-Cap Value Fund:
  Class 3                                                     +26.12%      -1.10%       +0.76%
Russell 1000 Value Index (reflects no deduction for
fees, expenses or taxes)                                      +19.69%      -0.25%       +2.22%
S&P 500 Index (reflects no deduction for fees, expenses
or taxes)                                                     +26.46%      +0.42%       +1.88%
Lipper Large-Cap Value Funds Index (reflects no
deduction for taxes)                                          +24.96%      +0.28%       +1.98%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER    TITLE                MANAGED FUND SINCE
-----------------    -----                ------------------
Neil T. Eigen        Portfolio Manager    Nov. 2008
Richard S. Rosen     Portfolio Manager    Nov. 2008


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
54P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

SUMMARY OF SELIGMAN VP -- SMALLER-CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

Seligman VP -- Smaller-Cap Value Fund

 ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        0.80%    0.80%     0.80%
Distribution and/or service (12b-1) fees                               0.00%    0.25%     0.13%
Other expenses                                                         0.16%(b) 0.16%(b)  0.16%
Total annual fund operating expenses                                   0.96%    1.21%     1.09%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) For Class 3 the expense ratio has been adjusted to reflect current fees.
(b) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                         $ 98      $306      $532     $1,183
Class 2                                                         $123      $384      $666     $1,471
Class 3                                                         $111      $347      $602     $1,333


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index (Index) at the time of investment. The market capitalization range of the companies included within the Index was $11.1 million to $5.6 billion as of March 31, 2010. The market capitalization range of the companies in the Index is subject to change. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Up to 25% of the Fund's net assets may be invested in foreign investments. In pursuit of the Fund's objective, the investment manager uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than a particular industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOCUSED PORTFOLIO RISK. A fund that holds a fewer securities is subject to greater risk of loss if any of those securities declines in price.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  55P

Seligman VP -- Smaller-Cap Value Fund

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL COMPANY RISK. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

VALUE SECURITIES RISK. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS

                    (BAR CHART)


         +4.16%    -6.53%    -17.06%   +47.85%   +18.54%   +4.83%    +11.69%   -4.19%    -38.59%   +39.81%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +31.51% (quarter ended June 30, 2009).
- Lowest return for a calendar quarter was -24.40% (quarter ended Dec. 31, 2008).


--------------------------------------------------------------------------------
56P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

Seligman VP -- Smaller-Cap Value Fund



 AVERAGE ANNUAL TOTAL RETURNS


(FOR PERIODS ENDED DEC. 31, 2009)                               1 YEAR     5 YEARS     10 YEARS
Seligman VP -- Smaller-Cap Value Fund:
  Class 3                                                      +39.81%      -0.75%      +3.15%
Russell 2000 Index (reflects no deduction for fees,
expenses or taxes)                                             +27.17%      +0.51%      +3.51%
Lipper Small-Cap Core Funds Index (reflects no deduction
for taxes)                                                     +34.50%      +1.55%      +5.24%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER    TITLE                MANAGED FUND SINCE
-----------------    -----                ------------------
Neil T. Eigen        Portfolio Manager    Dec. 2008
Richard S. Rosen     Portfolio Manager    Dec. 2008


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  57P

SUMMARY OF THREADNEEDLE VP -- EMERGING MARKETS FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

Threadneedle VP -- Emerging Markets Fund

 ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        1.08%    1.08%     1.08%
Distribution and/or service (12b-1) fees                               0.00%    0.25%     0.13%
Other expenses                                                         0.21%(b) 0.21%(b)  0.21%
Total annual fund operating expenses                                   1.29%    1.54%     1.42%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) For Class 3 the expense ratio has been adjusted to reflect current fees.
(b) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                         $131      $409      $709     $1,561
Class 2                                                         $157      $487      $840     $1,840
Class 3                                                         $145      $450      $777     $1,707


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 145% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. From time to time the portfolio management team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

RiverSource Investments, LLC (RiverSource or investment manager) serves as the investment manager to the Fund and is responsible for oversight of the Fund's subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies.


--------------------------------------------------------------------------------
58P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

Threadneedle VP -- Emerging Markets Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund focuses its investments. The Fund may be more volatile than a more geographically diversified fund.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PORTFOLIO TURNOVER RISK. The Subadviser may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  59P

Threadneedle VP -- Emerging Markets Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


                   -1.38%    -5.44%    +40.34%   +24.15%   +33.80%   +33.90%   +38.11%   -53.71%   +74.08%

                    2001      2002      2003      2004      2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +32.32% (quarter ended June 30, 2009).
- Lowest return for a calendar quarter was -29.11% (quarter ended Sept. 30, 2008).


--------------------------------------------------------------------------------
60P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

Threadneedle VP -- Emerging Markets Fund



 AVERAGE ANNUAL TOTAL RETURNS


                                                                                        SINCE
                                                                                      INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                              1 YEAR     5 YEARS     (5/01/00)
Threadneedle VP -- Emerging Markets Fund:
  Class 3                                                     +74.08%     +14.80%       +9.38%
MSCI Emerging Markets Index (reflects no deduction for
fees, expenses or taxes)                                      +79.02%     +15.88%      +11.31%
Lipper Emerging Markets Funds Index (reflects no
deduction for taxes)                                          +74.25%     +13.48%      +10.33%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER       TITLE                       MANAGED FUND SINCE
-----------------       -----                       ------------------
Julian A.S. Thompson    Portfolio Manager           2000
Jules Mort              Deputy Portfolio Manager    2003


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  61P

SUMMARY OF THREADNEEDLE VP -- INTERNATIONAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

Threadneedle VP -- International Opportunity Fund

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        0.85%    0.85%     0.85%
Distribution and/or service (12b-1) fees                               0.00%    0.25%     0.13%
Other expenses                                                         0.18%(a) 0.18%(a)  0.18%
Total annual fund operating expenses                                   1.03%    1.28%     1.16%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                         $105      $328      $570     $1,264
Class 2                                                         $130      $406      $703     $1,550
Class 3                                                         $118      $369      $639     $1,414


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund may invest in developed and in emerging markets. The Fund will normally have exposure to foreign currencies. From time to time the portfolio management team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

RiverSource Investments, LLC serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


--------------------------------------------------------------------------------
62P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

Threadneedle VP -- International Opportunity Fund

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund focuses its investments. The Fund may be more volatile than a more geographically diversified fund.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  63P

Threadneedle VP -- International Opportunity Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS

                    (BAR CHART)


         -24.93%   -28.69%   -18.25%   +28.07%   +17.41%   +13.86%   +24.17%   +12.68%   -40.43%   +27.54%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +19.41% (quarter ended June 30, 2009).
- Lowest return for a calendar quarter was -21.14% (quarter ended Sept. 30, 2002).


--------------------------------------------------------------------------------
64P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

Threadneedle VP -- International Opportunity Fund



 AVERAGE ANNUAL TOTAL RETURNS


(FOR PERIODS ENDED DEC. 31, 2009)                               1 YEAR     5 YEARS     10 YEARS
Threadneedle VP -- International Opportunity Fund:
  Class 3                                                      +27.54%      +3.89%      -2.25%
MSCI Index (reflects no deduction for fees, expenses or
taxes)                                                         +32.46%      +4.02%      +1.58%
Lipper International Large-Cap Core Funds Index (reflects
no deduction for taxes)                                        +29.23%      +3.26%      +0.99%


FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER    TITLE                       MANAGED FUND SINCE
-----------------    -----                       ------------------
Alex Lyle            Portfolio Manager           2003
Esther Perkins       Deputy Portfolio Manager    2008


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  65P

SUMMARY OF VP -- DAVIS NEW YORK VENTURE FUND
(FORMERLY KNOWN AS RIVERSOURCE PARTNERS VP -- FUNDAMENTAL VALUE FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

VP -- Davis New York Venture Fund

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                        0.68%    0.68%     0.68%
Distribution and/or service (12b-1) fees                               0.00%    0.25%     0.13%
Other expenses                                                         0.13%(a) 0.13%(a)  0.13%
Total annual fund operating expenses                                   0.81%    1.06%     0.94%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                         $ 83      $259      $450     $1,006
Class 2                                                         $108      $337      $586     $1,299
Class 3                                                         $ 96      $300      $521     $1,159


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund's assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment. The Fund may invest up to 25% of its net assets in foreign investments. RiverSource Investments, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Davis Selected Advisers, L.P., which provides day-to-day portfolio management of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


--------------------------------------------------------------------------------
66P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

VP -- Davis New York Venture Fund

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

SECTOR RISK. The Subadviser has historically invested significantly in the financial services sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


                                                                               +3.84%    -38.58%   +31.33%

                                                                                2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +20.49% (quarter ended June 30, 2009).
- Lowest return for a calendar quarter was -24.08% (quarter ended Dec. 31, 2008).


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  67P

VP -- Davis New York Venture Fund



 AVERAGE ANNUAL TOTAL RETURNS


                                                                                    SINCE
                                                                                  INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                                      1 YEAR     (5/01/06)
VP -- Davis New York Venture Fund:
  Class 3                                                             +31.33%       -2.39%
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)                                                                +26.46%       -2.09%
Lipper Large-Cap Core Funds Index (reflects no deduction for
taxes)                                                                +28.15%       -2.00%


FUND MANAGEMENT

INVESTMENT MANAGER:  RiverSource Investments, LLC

SUBADVISER: Davis Selected Advisers, L.P.

PORTFOLIO MANAGER       TITLE                MANAGED FUND SINCE
-----------------       -----                ------------------
Christopher C. Davis    Portfolio Manager    2006
Kenneth C. Feinberg     Portfolio Manager    2006


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
68P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

SUMMARY OF VP -- GOLDMAN SACHS MID CAP VALUE FUND
(FORMERLY KNOWN AS RIVERSOURCE PARTNERS VP -- SELECT VALUE FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

VP -- Goldman Sachs Mid Cap Value Fund

 ANNUAL FUND OPERATING EXPENSES(A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                         0.81%    0.81%     0.81%
Distribution and/or service (12b-1) fees                                0.00%    0.25%     0.13%
Other expenses                                                          0.62%(b) 0.62%(b)  0.62%
Total annual fund operating expenses                                    1.43%    1.68%     1.56%
Less: Fee waiver/expense reimbursement(c)                             (0.33%)  (0.33%)   (0.33%)
Total annual fund operating expenses after fee waiver/expense
reimbursement(c)                                                        1.10%    1.35%     1.23%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) For Class 3 the expense ratio has been adjusted to reflect current fees.
(b) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that increased the management fee by 0.03% for the most recent fiscal year), will not exceed 1.075% for Class 1, 1.325% for Class 2, and 1.20% for Class 3.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                         $112      $420      $751     $1,690
Class 2                                                         $137      $498      $883     $1,965
Class 3                                                         $125      $461      $820     $1,834


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, a These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap(R) Value Index (the Index). As of March 31, 2010, the capitalization range of the Index was between $219.6 million and $14.58 billion. The market capitalization range and the composition of the Index are subject to change.

RiverSource Investments, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Goldman Sachs Asset Management, L.P., (GSAM or the Subadviser) which provides day-to-day portfolio management of the Fund.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  69P

VP -- Goldman Sachs Mid Cap Value Fund

GSAM

In constructing the Fund's portfolio, GSAM seeks to identify quality businesses selling at compelling (conservative) valuations through intensive, firsthand fundamental research. GSAM believes that businesses represent compelling value when:

- Market uncertainty exists.

- Their economic value is not recognized by the market.

GSAM believes that quality businesses have:

- Sustainable operating or competitive advantage.

- Excellent stewardship of capital.

- Capability to earn above their cost of capital.

- Strong or improving balance sheets and cash flows.

Among other investment strategies the Fund may invest in initial public offerings.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of mid-sized companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

VALUE SECURITIES RISK. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).


--------------------------------------------------------------------------------
70P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

VP -- Goldman Sachs Mid Cap Value Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


                                                           +0.50%    +15.82%   +6.03%    -36.58%   +36.47%

                                                            2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +19.46% (quarter ended Sept. 30, 2009).
- Lowest return for a calendar quarter was -25.96% (quarter ended Dec. 31, 2008).


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  71P

VP -- Goldman Sachs Mid Cap Value Fund



 AVERAGE ANNUAL TOTAL RETURNS


                                                                                        SINCE
                                                                                      INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                              1 YEAR     5 YEARS     (2/04/04)
VP -- Goldman Sachs Mid Cap Value Fund:
  Class 3                                                     +36.47%      +1.32%       +3.29%
Russell Mid Cap Value Index (reflects no deduction for
fees, expenses or taxes)                                      +34.21%      +1.98%       +5.12%
Lipper Mid-Cap Value Funds Index (reflects no deduction
for taxes)                                                    +39.74%      +1.89%       +4.39%


FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: Goldman Sachs Asset Management, L.P.

PORTFOLIO MANAGER    TITLE                MANAGED FUND SINCE
-----------------    -----                ------------------
Sean Gallagher       Portfolio Manager    Feb. 2010
Andrew Braun         Portfolio Manager    Feb. 2010
Dolores Bamford      Portfolio Manager    Feb. 2010
Scott Carroll        Portfolio Manager    Feb. 2010


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.



--------------------------------------------------------------------------------
72P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

SUMMARY OF VP -- PARTNERS SMALL CAP VALUE FUND
(FORMERLY KNOWN AND RIVERSOURCE PARTNERS VP -- SMALL CAP VALUE FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

VP -- Partners Small Cap Value Fund

 ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                                      CLASS 1  CLASS 2  CLASS 3*
Management fees                                                         0.99%    0.99%     0.99%
Distribution and/or service (12b-1) fees                                0.00%    0.25%     0.13%
Other expenses                                                          0.15%(a) 0.15%(a)  0.15%
Acquired fund fees and expenses                                         0.02%    0.02%     0.02%
Total annual fund operating expenses                                    1.16%    1.41%     1.29%
Less: Fee waiver/expense reimbursement(b)                             (0.01%)  (0.01%)   (0.01%)
Total annual fund operating expenses after fee waiver/expense
reimbursement(b)                                                        1.15%    1.40%     1.28%


 * Prior to the date of this prospectus Class 3 was known as an unnamed class of shares.
(a) Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that increased the management fee by 0.06% for the most recent fiscal year), will not exceed 1.075% for Class 1, 1.325% for Class 2, and 1.20% for Class 3.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class 1                                                         $117      $368      $638     $1,413
Class 2                                                         $143      $446      $771     $1,695
Class 3                                                         $130      $408      $708     $1,561


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in small capitalization companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment by the Fund, of up to $2.5 billion or that fall within the range of the Russell 2000(R) Value Index (Index). The market capitalization range of the companies included within the Index was $11 million to $4 billion as of March 31, 2010. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. The Fund may invest up to 25% of its net assets in foreign investments.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  73P

VP -- Partners Small Cap Value Fund

RiverSource Investments, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investment Partners, Inc. (the Subadvisers), which provide day-to-day management for the Fund. The investment manager, subject to the oversight of the Fund's Board of Trustees, decides the proportion of the Fund assets to be managed by each Subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

In selecting investments for the Fund, each of the Subadvisers looks for small companies that it believes are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index (Index), the Fund may hold or buy stock in a company that is not included in the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOCUSED PORTFOLIO RISK. A Fund that holds a fewer securities is subject to greater risk of loss if any of those securities declines in price.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

SMALL COMPANY RISK. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

VALUE SECURITIES RISK. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).


--------------------------------------------------------------------------------
74P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

VP -- Partners Small Cap Value Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.



            CLASS 3 ANNUAL TOTAL RETURNS
                    (BAR CHART)


                             -12.13%   +37.86%   +20.01%   +5.77%    +20.25%   -4.90%    -31.57%   +36.55%

                              2002      2003      2004      2005      2006      2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +22.43%% (quarter ended Sept. 30, 2009).

- Lowest return for a calendar quarter was -23.49% (quarter ended Dec. 31, 2008).


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  75P

VP -- Partners Small Cap Value Fund



 AVERAGE ANNUAL TOTAL RETURNS


                                                                                          SINCE
                                                                                        INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                                      1 YEAR  5 YEARS  (8/14/01)
VP -- Partners Small Cap Value Fund:
  Class 3                                                             +36.55%   +2.48%    +6.97%
Russell 2000 Value Index (reflects no deduction for fees, expenses
or taxes)                                                             +20.58%   -0.01%    +5.93%
Lipper Small-Cap Value Funds Index (reflects no deduction for
taxes)                                                                +33.00%   +1.42%    +6.86%




FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISERS: Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), Denver Investment Advisors LLC (Denver Investments), Donald Smith & Co., Inc. (Donald Smith), River Road Asset Management, LLC (River Road) and Turner Investment Partners, Inc. (Turner)

PORTFOLIO MANAGER       TITLE                MANAGED FUND SINCE
-----------------       -----                ------------------
BARROW HANLEY
James S. McClure        Portfolio Manager    2004
John P. Harloe          Portfolio Manager    2004
DENVER INVESTMENTS
Kris Herrick            Portfolio Manager    2007
Troy Dayton             Portfolio Manager    2007
Mark Adelmann           Portfolio Manager    2007
Derek Anguilm           Portfolio Manager    2007
Liza Z. Ramirez         Portfolio Manager    2007
DONALD SMITH
Donald G. Smith         Portfolio Manager    2004
Richard L. Greenberg    Portfolio Manager    2004
RIVER ROAD
James C. Shircliff      Portfolio Manager    2006
R. Andrew Beck          Portfolio Manager    2006
Henry W. Sanders        Portfolio Manager    2006
TURNER
David Kovacs            Portfolio Manager    2008
Jennifer C. Boden       Portfolio Manager    2008


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary's web site for more information.


--------------------------------------------------------------------------------
76P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS

RIVERSOURCE VP -- BALANCED FUND

OBJECTIVE

The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 40% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Equity securities may provide income, or offer the opportunity for long-term capital appreciation, or both. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality (junk) bonds. The Fund may invest up to 25% of its net assets in foreign investments.

The Fund's equity investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments LLC (RiverSource Investments or investment manager), chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

- Identify companies with moderate growth potential based on:

  - effective management, as demonstrated by overall performance;

  - financial strength; and

  - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell an equity security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

In pursuit of the Fund's objective, the investment manager chooses debt investments by:

- Evaluating the debt portion of the portfolio's total exposure to sectors, industries, issuers and securities relative to the Barclays Capital U.S. Aggregate Bond Index (the Index).

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

- Targeting an average duration for the debt portion of the portfolio within one year of the duration of the Index which, as of March 31, 2010 was 4.68 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a debt security, the investment manager considers, among other factors:

- The debt portion of the portfolio's total exposure to sectors, industries, issuers and securities relative to the Index.

- Whether our assessment of the credit quality of an issuer is changed or is vulnerable to a change.

- Whether a sector or industry is experiencing change.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  77P

RiverSource VP -- Balanced Fund

- Changes in the interest rate or economic outlook.

- Whether the investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Credit Risk

- Derivatives Risk

- Risks of Foreign Investing

- Interest Rate Risk

- Issuer Risk

- Liquidity Risk

- Market Risk

- Prepayment and Extension Risk

- Sector Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The Fund is allocated among equity and fixed income asset classes. The portfolio managers responsible for the day-to-day management of the equity portion of the Fund are:

Steve Schroll, Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.


--------------------------------------------------------------------------------
78P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP -- Balanced Fund

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Tom Murphy, CFA, Portfolio Manager

- Managed the Fund since 2003.

- Sector Leader of investment grade credit sector team.

- Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

- Began investment career in 1986.

- MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

- Managed the Fund since 2008.

- Sector Manager on high yield fixed income sector team.

- Joined RiverSource Investments in 1990.

- Began investment career in 1986.

- MBA, University of Minnesota.

Todd White, Portfolio Manager

- Managed the Fund since 2008.

- Sector Leader of liquid and structured assets sector team.

- Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

- Began investment career in 1986.

- BS, Indiana University.

The fixed income department of RiverSource Investments is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: leveraged debt group, liquid and structured assets, high yield fixed income, investment grade credit, municipal bonds, and global fixed income. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  79P

RIVERSOURCE VP -- CASH MANAGEMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:

- Invests substantially in securities rated in the highest short-term rating category, or deemed of comparable quality by the investment manager, RiverSource Investments, LLC.

- Limits its average weighted maturity to sixty days or less.

- Buys obligations with remaining maturities of 397 days or less.

- Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's objective, the investment manager chooses investments by:

- Considering opportunities and risks given current interest rates and anticipated interest rates.

- Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The issuer's credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

- Political, economic, or other events could affect the issuer's performance.

- The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Credit Risk

- Industry Concentration Risk

- Interest Rate Risk

- Reinvestment Risk


--------------------------------------------------------------------------------
80P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RIVERSOURCE VP -- DIVERSIFIED BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

- Evaluating the portfolio's total exposure to sectors, industries, issuers and securities relative to the Index.

- Analyzing factors such as credit quality, interest rate outlook and price in seeking to select the most attractive securities within each sector.

- Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

- Targeting an average portfolio duration within two years of the duration of the Index which, as of March 31, 2010, was 4.68 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors:

- Identification of more attractive investments based on relative value.

- The portfolio's total exposure to sectors, industries, issuers and securities relative to the Index.

- Whether its assessment of the credit quality of an issuer has changed or is vulnerable to a change.

- Whether a sector or industry is experiencing change.

- Changes in the interest rate or economic outlook.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Credit Risk

- Derivatives Risk

- Risks of Foreign/Emerging Markets Investing

- High-Yield Securities Risk

- Interest Rate Risk

- Issuer Risk

- Liquidity Risk


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  81P

RiverSource VP -- Diversified Bond Fund

- Market Risk

- Prepayment and Extension Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Tom Murphy, CFA, Portfolio Manager

- Managed the Fund since 2002.

- Sector Leader of investment grade credit sector team.

- Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

- Began investment career in 1986.

- MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

- Managed the Fund since 2008.

- Sector Manager on high yield fixed income sector team.

- Joined RiverSource Investments in 1990.

- Began investment career in 1986.

- MBA, University of Minnesota.

Todd White, Portfolio Manager

- Managed the Fund since 2008.

- Sector Leader of liquid and structured assets sector team.

- Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

- Began investment career in 1986.

- BS, Indiana University.

The fixed income department of RiverSource Investments is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: leveraged debt group, liquid and structured assets, high yield fixed income, investment grade credit, municipal bonds, and global fixed income. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
82P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RIVERSOURCE VP -- DIVERSIFIED EQUITY INCOME FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund's objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

In pursuit of the Fund's objectives, the investment manager, RiverSource Investments, chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, including but not limited to price-to-earnings ratios, price-to book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

- Identify companies with moderate growth potential based on:

  - effective management, as demonstrated by overall performance;

  - financial strength; and

  - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Risks of Foreign Investing

- Issuer Risk

- Market Risk

- Sector Risk

- Small and Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Steve Schroll, Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  83P

RiverSource VP -- Diversified Equity Income Fund

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2006.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
84P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RIVERSOURCE VP -- DYNAMIC EQUITY FUND

OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, LLC (RiverSource Investments or investment manager) will choose equity investments by employing proprietary, disciplined quantitative methods.

The investment manager's disciplined quantitative approach is designed to identify companies with:

- Attractive valuations, based on factors such as price-to-earnings ratios;

- Sound balance sheets; or

- Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to other potential investments.

- The company continues to meet the investment manager's performance expectations.

The universe of stocks from which the investment manager selects the Fund's investments primarily will be those included in the Fund's benchmark, the S&P 500 Index (Index).

In selecting stocks for the Fund to purchase or to sell, the investment manager employs a rigorous process for evaluating the relationship between the risk associated with each security and its potential for positive returns. This process includes factors such as:

- Limits on positions relative to weightings in the Index.

- Limits on sector and industry allocations relative to the Index.

- Limits on size of holdings relative to market liquidity.

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Derivatives Risk

- Issuer Risk

- Market Risk

- Small and Mid-Sized Company Risk

- Quantitative Model Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  85P

RiverSource VP -- Dynamic Equity Fund

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

- MS and Ph.D., MIT.

Gina K. Mourtzinou, Ph.D., Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

- Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

- Ph.D., MIT.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


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86P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RIVERSOURCE VP -- GLOBAL BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

- Considering opportunities and risks by credit rating and currency.

- Identifying investment-grade U.S. and foreign bonds.

- Identifying below investment-grade U.S. and foreign bonds.

- Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued.

- The security continues to meet the standards described above.

The investment manager monitors the Fund's exposure to interest rate and foreign currency fluctuations. The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Credit Risk

- Derivatives Risk

- Risks of Foreign Investing

- Geographic Concentration Risk

- High-Yield Securities Risk

- Interest Rate Risk

- Liquidity Risk

- Market Risk

- Non-Diversification Risk

- Prepayment and Extension Risk

- Sector Risk

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Nicholas Pifer, CFA, Portfolio Manager

- Managed the Fund since 2000.

- Sector Leader of global fixed income sector team.


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                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  87P

RiverSource VP -- Global Bond Fund

- Joined RiverSource Investments in 2000.

- Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

- Began investment career in 1990.

- MA, Johns Hopkins University School of Advanced International Studies.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


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88P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RIVERSOURCE VP -- GLOBAL INFLATION PROTECTED SECURITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments. At the time of purchase, the Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Up to 20% of the Fund's net assets may be invested in debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, makes purchase and sale decisions using proprietary interest rate models and seasoned professional judgment.

- Fund assets will be allocated among different countries and different market sectors (including different government or corporate issuers) and different maturities based on views of the relative value for each sector or maturity.

- Duration and yield curve decisions will be based on quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand.

- The Fund will target an average portfolio duration within a range of plus or minus 30% of the duration of a blended index comprised of 50% of the Barclays Capital World Government Inflation-Linked Bond Index (excluding U.S., fully hedged to the U.S. dollar) and 50% of the Barclays Capital U.S. Government Inflation-Linked Bond Index which was 9.09 years as of March 31, 2010.

Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments the Fund will invest in.

The investment manager may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Credit Risk

- Derivatives Risk

- Risks of Foreign Investing

- Inflation Protected Securities Risk

- Interest Rate Risk

- Market Risk

- Non-Diversification Risk

- Prepayment and Extension Risk


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  89P

RiverSource VP -- Global Inflation Protected Securities Fund

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Nicholas Pifer, CFA, Portfolio Manager

- Managed the Fund since 2005.

- Sector Leader of global fixed income sector team.

- Joined RiverSource Investments in 2000.

- Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

- Began investment career in 1990.

- MA, Johns Hopkins University School of Advanced International Studies.

Todd White, Portfolio Manger

- Managed the Fund since 2009.

- Sector Leader of liquid and structured assets sector team.

- Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities business, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000-2004.

  - Began investment career in 1986.

  - BS, Indiana University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
90P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RIVERSOURCE VP -- HIGH YIELD BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund's objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as "junk"). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the investment manager. Up to 25% of the Fund's net assets may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund's objectives, the investment manager, RiverSource Investments, LLC (RiverSource Investments or investment manager) seeks to earn a high total return, choosing investments by:

- Reviewing interest rate and economic forecasts.

- Reviewing credit characteristics and capital structures of companies, including an evaluation of any outstanding bank loans or corporate debt securities a company has issued, its relative position in its industry, and its management team's capabilities.

- Identifying companies that:

  - have medium and low quality ratings or, in the investment manager's opinion, have similar qualities to companies with medium or low quality ratings, even though they are not rated, or have been given a different rating by a rating agency,

  - have growth potential, or

  - have the potential to increase in value as their credit ratings improve.

- Buying debt instruments that are expected to outperform other debt instruments.

Additionally, for bank loans, the investment manager's process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell an investment, the investment manager considers, among other factors, whether:

- The interest rate or economic outlook changes.

- A sector or industry is experiencing change.

- A security's rating is changed.

- The security is overvalued relative to alternative investments.

- The company no longer meets the investment manager's performance expectations.

- The investment manager wishes to lock in profits.

- The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  91P

RiverSource VP -- High Yield Bond Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Credit Risk

- High-Yield Securities Risk

- Highly Leveraged Transactions Risk

- Impairment of Collateral Risk

- Derivatives Risk

- Interest Rate Risk

- Liquidity Risk

- Market Risk

- Prepayment and Extension Risk

- Counterparty Risk

- Risks of Foreign Investing

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Scott Schroepfer, CFA, Portfolio Manager

- Managed the Fund since 1999.

- Sector Manager on high yield fixed income sector team.

- Joined RiverSource Investments in 1990.

- Began investment career in 1986.

- MBA, University of Minnesota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
92P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RIVERSOURCE VP -- INCOME OPPORTUNITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or if unrated, securities believed by the investment manager to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the Fund's net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund's objective, RiverSource Investments LLC (RiverSource Investments or investment manager) chooses investments by:

- Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

- Seeking broad diversification by allocating investments among various sectors, based on the investment manager's assessment of their economic outlook.

Additionally, for bank loans, the investment manager's process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The issuer or the security continues to meet the standards described above.

- A sector or industry is experiencing change.

- The interest rate or economic outlook changes.

- A more attractive opportunity has been identified.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Credit Risk

- Highly Leveraged Transactions Risk

- Impairment of Collateral Risk

- Derivatives Risk


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  93P

RiverSource VP -- Income Opportunities Fund

- Interest Rate Risk

- Liquidity Risk

- Market Risk

- Prepayment and Extension Risk

- Counterparty Risk

- Risks of Foreign Investing

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

- Managed the Fund since 2004.

- Sector Manager on high yield fixed income sector team.

- Joined RiverSource Investments in 1994 as a high yield analyst.

- Began investment career in 1986.

- MBA, University of Wisconsin -- Milwaukee.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
94P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RIVERSOURCE VP -- MID CAP GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy. RiverSource Investments, LLC (RiverSource Investments or the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap(R) Growth Index (the Index). The market capitalization range of the companies included within the Index was $219.6 million to $17.95 billion as of March 31, 2010. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.

In pursuit of the Fund's objective, the investment manager chooses equity investments by, among other things:

- Analyzing a company's:

  - management's track record;

  - financial strength;

  - growth potential (on average, a company's expected ability to generate future earnings growth of at least 15% per year); and

  - competitive market position.

- Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

- Considering market trends and identifying opportunities within multiple industries that offer a desirable risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The company has met the investment manager's earnings and/or growth expectations.

- Political, economic, or other events could affect the company's performance.

- The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Issuer Risk

- Market Risk

- Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

John K. Schonberg, CFA, Senior Portfolio Manager

- Managed the Fund since Oct. 2006.

- Equity Team Leader.

- Joined RiverSource Investments in 1997.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  95P

RiverSource VP -- Mid Cap Growth Fund

- Began investment career in 1988.

- BS, University of Nebraska.

Sam Murphy, Associate Portfolio Manager

- Managed the Fund since June 2007.

- Employed by RiverSource Investments from 1999-2002; returned to RiverSource Investments in 2006 as a Senior Research Analyst.

- Began investment career in 1989.

- MBA, University of Pennsylvania, Wharton School of Business.

Mike Marzolf, Associate Portfolio Manager

- Managed the Fund since June 2007.

- Joined RiverSource Investments in 2007 as an Associate Portfolio Manager.

- Began investment career in 1998.

- BS, University of St. Thomas.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
96P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RIVERSOURCE VP -- MID CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index (the Index). The market capitalization range of the companies included within the Index was $219.6 million to $14.58 billion as of March 31, 2010. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund's net assets may be invested in stocks of smaller or larger companies, preferred stocks, convertible securities, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

In pursuit of the Fund's objective, RiverSource Investments, LLC (RiverSource Investments or the investment manager), chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, including but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

- Identify companies with growth potential based on:

  - effective management, as demonstrated by overall performance;

  - financial strength; and

  - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Risks of Foreign Investing

- Issuer Risk

- Market Risk

- Mid-Sized Company Risk

- Sector Risk

- Value Securities Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Steve Schroll, Portfolio Manager

- Managed the Fund since 2005.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  97P

RiverSource VP -- Mid Cap Value Fund

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2005.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2006.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
98P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RIVERSOURCE VP -- S&P 500 INDEX FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities that are contained in the S&P 500. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track its index, it is typically unable to match the performance of the Index exactly. While there is no guarantee, RiverSource Investments, LLC (RiverSource Investments or the investment manager) expects the correlation between the Fund and the Index to be at least 0.95. A correlation of
1.00 means the return of the Fund can be completely explained by the return of the Index.

The investment manager will use quantitative techniques to select securities for the Fund in an attempt to replicate the returns of the S&P 500. Unlike a "full replication" strategy, where a fund will own all of the stocks in an index, the Fund will hold a representative sample of the stocks in the Index, weighted to approximate the relative composition of the securities contained in the Index. The specific weights are determined by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth and other quantitative measures. The investment manager may purchase stocks not included in the Index when doing so would be a cost efficient way of approximating the performance of the S&P 500, for example, in anticipation of a stock being added to the Index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The investment manager will monitor the performance of the Fund against the Index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of 0.95 or better is not achieved, the Fund's Board of Trustees (Board) will consider alternative arrangements.

The Fund may change its target Index for a different index if the current Index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current Index. The substitute index will measure the same general segment of the market as the current Index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security continues to be included in the S&P 500.

- Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

- A company's market weighting otherwise changes with respect to the S&P 500.

- Timing of cash flows in and out of the Fund requires the investment manager to sell a security.

For more information on investment strategies and the S&P 500, please refer to the SAI. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.


--------------------------------------------------------------------------------
                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  99P

RiverSource VP -- S&P 500 Index Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Indexing Risk

- Market Risk

- Tracking Error Risk

- Quantitative Model Risk

- Derivatives Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

- Managed the Fund since 2009.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

- MS and Ph.D., MIT.

Georgios Vetoulis, Ph.D., Senior Equity Analyst

- Managed the Fund since January 2009.

- Joined RiverSource Investments in August 2002 as an Equity Analyst.

- Began investment career in 2001 at Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry.

- B.S. in physics from University of Athens, Greece; Ph.D. from Princeton University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
100P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RIVERSOURCE VP -- SHORT DURATION U.S. GOVERNMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund's objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Shareholders will be given at least 60 days' written notice of any change in the 80% policy. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie
Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, as well as securities denominated in currencies other than the U.S. dollar.

In pursuit of the Fund's objectives, RiverSource Investments, LLC (RiverSource Investments or the investment manager) chooses investments by:

- Reviewing credit characteristics and the interest rate outlook.

- Identifying and buying securities that are high quality or have similar qualities, in the investment manager's opinion, even though they are not rated or have been given a lower rating by a rating agency.

Under normal market conditions, the Fund will seek to maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The investment manager wishes to lock-in profits.

- Whether changes are anticipated in the interest rate or economic outlook.

- The investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Credit Risk

- Derivatives Risk

- Interest Rate Risk

- Market Risk

- Prepayment and Extension Risk


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  101P

RiverSource VP -- Short Duration U.S. Government Fund

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Todd White, Portfolio Manager

- Managed the Fund since 2008.

- Sector Leader of liquid and structured assets sector team.

- Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

- Began investment career in 1986.

- BS, Indiana University.

Jason J. Callan, Portfolio Manager

- Managed the Fund since May 2010.

- Sector Manager on the liquid and structured assets sector team.

- Joined the investment manager in 2007.

- Trader, Principal Investment Activities Group, GMAC ResCap, 2004 to 2007.

- Began investment career in 2004.

- MBA, University of Minnesota.

Tom Heuer, CFA, Portfolio Manager

- Managed the Fund since May 2010.

- Sector manager on the liquid and structured assets sector team since 2002.

- Joined the investment manager in 1993.

- MBA, University of Minnesota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
102P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

SELIGMAN VP -- GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in common stocks of large U.S. companies that fall within the range of the Russell 1000(R) Growth Index (Index). The market capitalization range of the companies included within the Index was $219.6 million to $316.61 billion as of March 31, 2010. The market capitalization range of the companies in the Index is subject to change. RiverSource Investments, LLC (RiverSource Investments or the investment manager) chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

In selecting individual securities for investment, the investment manager looks to identify large companies that it believes display certain characteristics, including but not limited to, one or more of the following:

- Strong or improving company fundamentals;

- Strong management;

- Market earnings expectations are at or below the investment manager's estimates;

- Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings);

- Low valuations relative to projected earnings growth rates (i.e., low price/earnings ratio); and/or

- Potential for above-average growth.

The Fund will generally sell a stock when the investment manager believes that:

- The company fundamentals have deteriorated;

- The company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued); or

- The investment manager's price target has been met.

The investment manager may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies.

The investment manager may invest in derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Derivatives Risk

- Risks of Foreign Investing

- Issuer Risk

- Market Risk

- Portfolio Turnover Risk

- Small and Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Erik J. Voss, Portfolio Manager

- Managed the Fund since Nov. 2008.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  103P

Seligman VP -- Growth Fund

- Prior to RiverSource Investments acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Voss was Vice President and Managing Director of Seligman.

- Prior to joining Seligman in 2006, Mr. Voss worked at Wells Capital Management since 2000, most recently as the Portfolio Manager for the Endeavor Select Fund, a concentrated large-cap growth fund and the Endeavor Large Cap Growth Fund. Mr. Voss also managed an all-cap portfolio. Prior to then, Mr. Voss spent three years at Conseco Capital Management where he was sole Portfolio Manager on Conseco 20, an aggressive growth, concentrated, mid-cap portfolio. From 1993 to 1996, he was an Equity Analyst with Gardner Lewis Asset Management.

- Began investment career in 1990 as a Stockbroker with Stuart James Company in 1990.

- MS, University of Wisconsin.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
104P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

SELIGMAN VP -- LARGER-CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. In pursuit of the Fund's objective, the investment manager, RiverSource Investments uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry.

In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

- a low price-to-earnings and/or low price-to-book ratio;

- positive change in senior management;

- positive corporate restructuring;

- temporary setback in price due to factors that no longer exist;

- a positive shift in the company's business cycle; and/or

- a catalyst for increase in the rate of the company's earnings growth.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and closely monitors Fund's holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

In deciding whether to sell a security, the investment manager considers whether:

- the security has become fully valued;

- the security's fundamentals have deteriorated; or

- ongoing evaluation reveals that there are more attractive investment opportunities available.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Focused Portfolio Risk

- Risks of Foreign Investing

- Issuer Risk

- Market Risk

- Sector Risk

- Value Securities Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Neil T. Eigen, Portfolio Manager

- Managed the Fund since Nov. 2008.

- Prior to RiverSource Investments acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  105P

Seligman VP -- Larger-Cap Value Fund

- Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.

- BS, New York University.

Richard S. Rosen, Portfolio Manager

- Managed the Fund since Nov. 2008.

- Prior to RiverSource Investments acquisition of Seligman in Nov. 2008, Mr. Rosen was a Managing Director of Seligman.

- Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear Stearns Asset Management (BSAM), and a Managing Director at Bear, Stearns & Co. Inc.

- MBA, New York University.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Fund, although, Mr. Eigen typically makes the final decision with respect to investments made by the Fund.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
106P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

SELIGMAN VP -- SMALLER-CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index (Index) at the time of investment. The market capitalization range of the companies included within the Index was $11.1 million to $5.6 billion as of March 31, 2010. The market capitalization range of the companies in the Index is subject to change. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

In pursuit of the Fund's objective, RiverSource Investments, LLC (RiverSource Investments or the investment manager) uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry.

In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

- a low price-to-earnings and/or low price-to-book ratio;

- positive change in senior management;

- positive corporate restructuring;

- temporary setback in price due to factors that no longer exist;

- positive shift in the company's business cycle; and/or

- a catalyst for increase in the rate of the company's earnings growth.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and closely monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

In deciding whether to sell a security, the investment manager considers whether:

- it has become fully valued,

- its fundamentals have deteriorated, or

- ongoing evaluation reveals that there are more attractive investment opportunities available.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Focused Portfolio Risk

- Risks of Foreign Investing

- Issuer Risk

- Market Risk

- Sector Risk

- Small Company Risk

- Value Securities Risk


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  107P

Seligman VP -- Smaller-Cap Value Fund

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Neil T. Eigen, Portfolio Manager

- Managed the Fund since Dec. 2008.

- Prior to RiverSource Investments acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.

- Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.

- BS, New York University.

Richard S. Rosen, Portfolio Manager

- Managed the Fund since Dec. 2008.

- Prior to RiverSource Investments acquisition of Seligman in Nov. 2008, Mr. Rosen was a Managing Director of Seligman.

- Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear Stearns Asset Management (BSAM), and a Managing Director at Bear, Stearns & Co. Inc.

- MBA, New York University.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Fund, although, Mr. Eigen typically makes the final decision with respect to investments made by the Fund.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
108P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

THREADNEEDLE VP -- EMERGING MARKETS FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource or investment manager) serves as the investment manager to the Fund and is responsible for oversight of the Fund's Subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

The Subadviser constructs the portfolio by selecting what it considers to be the best stocks in each industry sector, based on return on invested capital analysis, growth and valuation. The Fund's sector exposure generally reflects the global macroeconomic environment, the outlook for each sector and the relative valuation of the stocks among the sectors.

This analysis allows the Subadviser to identify those stocks which it believes are most likely to produce high returns on capital in the future and which it expects should consequently deliver the best returns for investors.

A number of factors may prompt the Subadviser to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Subadviser may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies.

The Fund will normally have exposure to foreign currencies. The Subadviser closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Derivatives Risk

- Risks of Foreign Emerging Markets Investing

- Geographic Concentration Risk

- Issuer Risk

- Market Risk

- Portfolio Turnover Risk

- Sector Risk

- Small and Mid-Sized Company Risk


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  109P

Threadneedle VP -- Emerging Markets Fund

PORTFOLIO MANAGEMENT

Subadviser: RiverSource Investments contracts with and compensates Threadneedle to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board. Threadneedle manages the Fund's assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund. Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Julian A.S. Thompson, Portfolio Manager

- Managed the Fund since 2000.

- Joined Threadneedle in 2003.

- Began investment career in 1993 as an Investment Manager for Stewart Ivory, a Scottish investment company, 1993 to 1999. Portfolio Manager, American Express Asset Management International, 1999 to 2003.

- BA and Ph.D., Magdalene College, Cambridge University.

Jules Mort, Deputy Portfolio Manager

- Deputy managed the Fund since 2003.

- Joined Threadneedle in 2001 as a fund manager.

- Began investment career in 1997 as an Analyst and Portfolio Manager, Baillie Gifford & Co., 1997 to 2001.

- BA (Hons), Oxford University 1996.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
110P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

THREADNEEDLE VP -- INTERNATIONAL OPPORTUNITY FUND

OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund may invest in developed and in emerging markets.

RiverSource Investments, LLC (RiverSource Investments or the investment manager) serves as the investment manager to the Fund and is responsible for oversight of the Fund's subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, an international sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Threadneedle determines the allocation of the Fund's assets among various regions at a monthly meeting on asset allocation and regional strategy. The allocation is reviewed weekly at a meeting at which all of Threadneedle's regional teams who cover foreign securities are represented.

Using its extensive research, the Fund's Subadviser constructs the Fund's portfolio using regional Core Lists of stocks, which represent the portfolio management team's ideas and highest convictions. The portfolio is then constructed from these lists along with other securities selected by the various regional experts.

Stocks in the Core Lists are selected by:

- Evaluating the opportunities and risks within regions and sectors;

- Assessing valuations; and

- Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

A number of factors may prompt the Subadviser to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The Subadviser closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Derivatives Risk

- Risks of Foreign/Emerging Markets Investing

- Geographic Concentration Risk

- Issuer Risk

- Market Risk

- Small and Mid-Sized Company Risk


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  111P

Threadneedle VP -- International Opportunity Fund

PORTFOLIO MANAGEMENT

Subadviser: RiverSource Investments contracts with and compensates Threadneedle to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board. Threadneedle manages the Fund's assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund. Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Alex Lyle, Portfolio Manager

- Head of managed funds.

- Managed the Fund since 2003.

- Joined Threadneedle in 1994, where he managed the U.K. equity investments for some large insurance clients and has run a wide range of portfolios.

- Began investment career in 1980.

- MA, Oxford University.

Esther Perkins, CFA, Deputy Portfolio Manager

- Head of EAFE Equities.

- Deputy managed the Fund since 2008.

- Joined Threadneedle in 2008 as a fund manager.

- Began investment career in 1998 as an equity trader at Goldman Sachs International, 1998-2003. From 2004-2008, she was an Investment Director at Standard Life Investments, managing global portfolios.

- BA, Oxford University; MA, University of Pennsylvania; MBA, Wharton Business School.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


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112P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

VP -- DAVIS NEW YORK VENTURE FUND
(FORMERLY KNOWN AS RIVERSOURCE PARTNERS VP -- FUNDAMENTAL VALUE FUND)

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund's assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment. The Fund may invest up to 25% of its net assets in foreign investments. RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Davis Selected Advisers, L.P. (Davis or the Subadviser), which provides day-to-day portfolio management of the Fund.

Over the years, Davis has developed a list of characteristics that the portfolio managers believe help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis searches for companies that demonstrate a majority or an appropriate mix of these characteristics, which include:

- Proven track record

- Significant alignment of interests in business

- Intelligent application of capital

- Strong balance sheet

- Low cost structure

- High returns on capital

- Non-obsolescent products/services

- Dominant or growing market share

- Global presence and brand names

After determining which companies the Subadviser wishes to own, it then turns its analysis to determining the intrinsic value of those companies' common stock. The Subadviser seeks to identify common stocks which can be purchased at attractive valuations relative to their intrinsic value. The Subadviser's goal is to invest in companies for the long term. It considers selling a stock if it believes the stock's market price exceeds its estimate of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Risks of Foreign Investing

- Issuer Risk

- Market Risk

- Sector Risk


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                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  113P

VP -- Davis New York Venture Fund

PORTFOLIO MANAGEMENT

Subadviser: Davis, which has served as Subadviser to the Fund since April 2006, is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona. Davis, subject to the approval of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

- Christopher C. Davis, Co-Portfolio Manager. Mr. Davis has been a portfolio manager for the Davis New York Venture Fund since October 1995. Mr. Davis has worked as a research analyst and portfolio manager for Davis since 1989.

- Kenneth C. Feinberg, Co-Portfolio Manager. Mr. Feinberg has been a portfolio manager for the Davis New York Venture Fund since May 1998. Mr. Feinberg has worked as a research analyst for Davis since 1994.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


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114P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

VP -- GOLDMAN SACHS MID CAP VALUE FUND
(FORMERLY KNOWN AS RIVERSOURCE PARTNERS VP -- SELECT VALUE FUND)

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap(R) Value Index (the Index). As of March 31, 2010, the capitalization range of the Index was between $219.6 million and $14.58 billion. The market capitalization range and the composition of the Index are subject to change. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments or the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Goldman Sachs Asset Management, L.P. (GSAM or the Subadviser), which provides day-to-day portfolio management of the Fund.

GSAM

In constructing the Fund's portfolio, GSAM seeks to identify quality businesses selling at compelling (conservative) valuations through intensive, firsthand fundamental research. GSAM believes that businesses represent compelling value when:

- Market uncertainty exists.

- Their economic value is not recognized by the market.

GSAM believes that quality businesses have:

- Sustainable operating or competitive advantage.

- Excellent stewardship of capital.

- Capability to earn above their cost of capital.

- Strong or improving balance sheets and cash flows.

Among other investment strategies the Fund may invest in initial public offerings.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Issuer Risk

- Market Risk

- Mid-Sized Company Risk

- Initial Public Offering (IPO) Risk

- Value Securities Risk

PORTFOLIO MANAGEMENT

Subadviser: GSAM, which has served as subadviser to the Fund since February 2010, is located at 200 West Street, New York, New York 10282. GSAM, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Sean Gallagher, Managing Director, US Value Equity Co-CIO, Portfolio Manager

- Managed the Fund since Feb. 2010.


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                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  115P

VP -- Goldman Sachs Mid Cap Value Fund

- Mr. Gallagher oversees the portfolio management and investment research efforts for the firm's US value equity accounts. Mr. Gallagher has been a member of the US Value Equity team since 2000. He currently has research responsibilities for telecommunications, media, cable and health care. Prior to joining Goldman Sachs, he spent six years as a research analyst at Merrill Lynch Asset Management.

- Joined GSAM in 2000.

- Began investment career in 1993.

- BS, Drexel University; MBA, Stern School of Business at New York University.

Andrew Braun, Managing Director, US Value Equity Co-CIO, Portfolio Manager

- Managed the Fund since Feb. 2010.

- Mr. Braun oversees the portfolio management and investment research efforts for the firm's US value equity accounts. Mr. Braun has been a member of the US Value Equity team since 1997. He currently has research responsibility for banks, specialty finance and broker dealers. He has also covered insurance, basic materials, environmental services and transportation stocks throughout his tenure at Goldman Sachs. Prior to joining the firm, Mr. Braun worked in the corporate finance department at Dillon Read.

- Joined GSAM in 1993.

- Began investment career in 1991.

- BA, Harvard University; MBA, Stern School of Business at New York University.

Dolores Bamford, CFA, Managing Director, Portfolio Manager

- Managed the Fund since Feb. 2010.

- Ms. Bamford has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm's mid cap value accounts. Prior to her arrival at Goldman Sachs, Ms. Bamford was a portfolio manager at Putnam Investments for Value products since 1992.

- Joined GSAM in 2002.

- Began investment career in 1989.

- BA, Wellesley College; MS, MIT Sloan School of Management.

Scott Carroll, CFA, Managing Director, Portfolio Manager

- Managed the Fund since Feb. 2010.

- Mr. Carroll has broad research responsibilities across the value portfolios. Before joining the firm, Mr. Carroll spent over five years at Van Kampen Funds, where he had portfolio management and analyst responsibilities for a growth and income and equity income funds.

- Joined GSAM in 2002.

- Began investment career in 1991.

- BS, Northern Illinois University; MBA, University of Chicago Graduate School of Business.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
116P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

VP -- PARTNERS SMALL CAP VALUE FUND
(FORMERLY KNOWN AS RIVERSOURCE PARTNERS VP -- SMALL CAP VALUE FUND)

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in small capitalization companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment by the Fund, of up to $2.5 billion or that fall within the range of the Russell 2000(R) Value Index (Index). The market capitalization range of the companies included within the Index was $11 million to $4 billion as of March 31, 2010. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments or the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), Denver Investment Advisors LLC (Denver Investments), Donald Smith & Co., Inc. (Donald Smith), River Road Asset Management, LLC (River Road) and Turner Investment Partners, Inc. (Turner) (collectively, the Subadvisers), which provide day-to-day management for the Fund. RiverSource Investments, subject to the oversight of the Fund's Board of Trustees, decides the proportion of the Fund assets to be managed by each subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

In selecting investments for the Fund, each of the Subadvisers looks for small companies that it believes are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index, the Fund may hold or buy stock in a company that is not included in the Index.

BARROW HANLEY

Barrow Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks of companies in which the value of the underlying business is believed to be significantly greater than the market price. This difference in the valuation is referred to as a "value gap." The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital. Barrow Hanley screens the universe of roughly 1,500 companies that possess characteristics desired by Barrow Hanley. The result is a "Prospect List" of approximately 150 companies on which the Barrow Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow Hanley's qualitative analysis. The assumptions and forecasts developed by Barrow Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process -- the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow Hanley will construct its portion of the Fund's portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35 stocks with an average weighting of 3% to 5%.

DENVER INVESTMENTS

Denver Investments' investment strategy is based on three factors: 1) positive free cash flow and an attractive valuation relative to free cash flow; 2) effective use by management of free cash flow; and 3) a dividend-paying emphasis. Free cash flow is the cash available for the company to create value for shareholders after all cash expenses, taxes and maintenance capital investments are made. The style employs a quantitative model to identify opportunities in the investment universe; however, the process emphasizes independent fundamental research and modeling to analyze securities.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  117P

VP -- Partners Small Cap Value Fund

The initial universe consists of dividend-paying public companies within the market capitalization range of the Russell 2000 Value Index. Denver Investments screens this universe with a proprietary, sector-based multi-factor model. The screen aims to identify stocks that are not only inexpensive, but also have fundamentals (revenues, margins, and asset turnover) that are showing early signs of improvement. The most attractively ranked stocks are candidates for fundamental analysis. Denver Investments uses independent fundamental research to identify companies where it believes the early fundamental improvement in free cash flow is sustainable and not yet recognized by the market. The proprietary fundamental model uses three separate approaches to establish intrinsic value: 1) discounted free cash flow analysis; 2) returns-based peer analysis; and 3) cash flow returns and reinvestment opportunities. The greatest weight is placed on the free cash flow valuation. In general, stocks with more potential upside based on the estimated intrinsic value are given higher weight.

There are four reasons Denver Investments will sell a stock:

- Estimate of intrinsic value is reached;

- Changes in fundamentals violate original investment thesis;

- More attractive investment ideas are developed; and/or

- Stock appreciates out of our market-cap parameters.

DONALD SMITH

Donald Smith employs a strict bottom-up approach that seeks to invest in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research.

Donald Smith will generally sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

RIVER ROAD

River Road selects stocks one at a time based on that stock's individual, fundamental merits. River Road's security analysis is conducted in-house using dynamic and systematic research and focuses on identifying the most attractive companies that best meet River Road's five critical stock characteristics. The first characteristic is that a security be priced at a discount to the assessment of the firm's absolute value. The second characteristic is an attractive business model. River Road seeks to invest in companies with sustainable, predictable, and understandable business models. The third characteristic is shareholder-oriented management. River Road seeks capable, honest management teams with proven experience and a willingness to assume a material stake in their business. Thus, River Road looks for management ownership, stock buybacks, and value enhancing actions. The fourth characteristic is financial strength. River Road seeks companies with an attractive balance sheet and free cash flow. The fifth characteristic River Road looks for is companies with limited Wall Street analyst coverage that are undiscovered, under-followed, or misunderstood.

There are three general circumstances in which River Road will sell a security:

- Position size exceeds risk management guidelines (position its price target or becomes too large in the portfolio);

- Declining fundamentals (a stock will be sold if its fundamentals turn negative, and/or gives reason to believe it will not achieve River Road's expectations within an acceptable level of risk); and

- Unacceptable losses accumulate.

TURNER

Turner believes that consistent out-performance relative to stated benchmark over a full market cycle may be best achieved by identifying the characteristics that are consistently predictive of future price out-performance, by sector, and by investing in companies that exhibit these predictive characteristics. Turner's investment process involves the use of four steps to evaluate stocks for investment or continued ownership.

- Turner uses a proprietary quantitative model to evaluate factors and identify those that have been predictive of future price performance during the previous three years by economic sector.

- Turner then ranks all companies in the universe relative to one another based on the predictive characteristics by sector.

- Next, a diversified portfolio of the best ranked companies is constructed by utilizing proprietary portfolio optimization and diversification tools.

- The portfolio is rebalanced regularly using program trades that minimize "implementation shortfall" at a minimum cost.


--------------------------------------------------------------------------------
118P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

VP -- Partners Small Cap Value Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

- Active Management Risk

- Focused Portfolio Risk

- Issuer Risk

- Market Risk

- Risks of Foreign Investing

- Small Company Risk

- Quantitative Model Risk

- Value Securities Risk

PORTFOLIO MANAGEMENT

Subadvisers:

Barrow Hanley, which has served as Subadviser to the Fund since March 2004, is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas. Barrow Hanley, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Barrow Hanley is an independently-operated subsidiary of Old Mutual Asset Management (US) group of companies.

Denver Investments, which has served as Subadviser to the Fund since July 2007, is located at 1225 17th Street, 26th Floor, Denver, Colorado. Denver Investments, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The research analysts on the Small-Cap Value team listed below are responsible for the day-to-day management of the portion of the Fund allocated to Denver Investments. These individuals are further supported by dedicated research analysts who all may recommend purchase and sell decisions for the Fund. Every new investment is presented to the Small-Cap Value team, which reviews investment ideas to determine whether that potential investment is attractive and compatible with the Fund's investment objective. The Small-Cap Value Team typically seeks to reach consensus on all investment decisions.

Donald Smith, which has served as Subadviser to the Fund since March 2004, is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows portfolio managers to conduct focused, detailed fundamental analysis of companies they invest in.

River Road, which has served as Subadviser to the Fund since April 2006, is located at 462 South Fourth Street, Suite 1600, Louisville, Kentucky. River Road, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments.

Turner, which has served as Subadviser to the Fund since June 2008, is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania. Turner, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Barrow Hanley are:

- James S. McClure, CFA and Portfolio Manager. Mr. McClure joined Barrow Hanley as a Principal in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow Hanley's Small Cap Value Equity strategy and has 38 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.


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                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  119P

VP -- Partners Small Cap Value Fund

- John P. Harloe, CFA and Portfolio Manager. Mr. Harloe joined Barrow Hanley as a Principal in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow Hanley's Small Cap Value Equity strategy and has 34 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Denver Investments are:

- Kris Herrick, CFA, Partner, Director of Value Research, Portfolio Manager. Mr. Herrick joined Denver Investments' Value team in 2000. He has ten years of investment experience. Prior to joining Denver Investments, Mr. Herrick worked as an analyst with Jurika and Voyles. He earned both a B.A. and a B.S. from the University of Northern Colorado. Mr. Herrick holds the Chartered Financial Analyst designation and is a member of the CFA Society of Colorado.

- Troy Dayton, CFA, Partner, Portfolio Manager, Analyst. Mr. Dayton joined Denver Investment as a Research Analyst with the Value team in 2002. He has 11 years of investment experience. Prior to joining the firm, he was an Equity Research Analyst with Jurika and Voyles, as well as an Analyst at Dresdner RCM Global Investors. He also worked as a Trading Support Officer for Citibank's Global Asset Management Department in London, England. Mr. Dayton earned his B.S. degree from Colorado State University. Mr. Dayton holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

- Mark Adelmann, CFA, C.P.A., Partner, Portfolio Manager, Analyst. Mr. Adelmann joined the Value team in 1995. He has 26 years of professional experience. Prior to joining Denver Investments, Mr. Adelmann worked with Deloitte & Touche for 14 years in auditing and financial reporting. He received his B.S. from Oral Roberts University and is a Certified Public Accountant. Mr. Adelmann holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

- Derek Anguilm, CFA, Partner, Portfolio Manager, Analyst. Mr. Anguilm joined Denver Investments in 2000. He has eight years of investment experience. Prior to joining Denver Investments, he was a research assistant at EVEREN Securities. Mr. Anguilm earned a B.S. in Finance at Metropolitan State College of Denver. Mr. Anguilm holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

- Lisa Z. Ramirez, CFA, Vice President, Portfolio Manager, Analyst. Ms. Ramirez started with Denver Investments as a Portfolio Administrator in 1993. After successfully completing the CFA program in 1997, Lisa moved into Growth equity research. Lisa joined the Value team in 2005. She received a BS from the University of Colorado at Denver and MBA from Regis University. Ms. Ramirez holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Donald Smith are:

- Donald G. Smith, Chief Investment Officer. Mr. Smith has been with Donald Smith since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Mr. Smith accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Mr. Smith received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

- Richard L. Greenberg, CFA, Senior Portfolio Manager and Director of Research. Mr. Greenberg has been with Donald Smith since 1981. Mr. Greenberg began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Mr. Greenberg graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by River Road are:

- James C. Shircliff, CFA, Chief Executive Officer, Chief Investment Officer. Mr. Shircliff serves as lead portfolio manager for River Road's Small Cap Value, Small-Mid Cap Value, and Dividend All-Cap Portfolios. Prior to co-founding River Road, Mr. Shircliff served as EVP, Portfolio Manager and Director of Research for SMC Capital, Inc. Mr. Shircliff has more than 36 years of investment management experience. He started his career in 1973 as a research analyst for First Kentucky Trust, where he later served as Director of Research. In 1983, he joined Oppenheimer Management Company as a special situations analyst and, later, Portfolio Manager for Oppenheimer's Target Fund. In 1986, Mr. Shircliff joined Southeastern Asset Management (Longleaf Funds) as Partner, Portfolio Manager and Director of Research. In 1997, he joined SMC Capital, Inc. where he launched River Road's Small Cap Value and Dividend All-Cap Value Portfolios. Mr. Shircliff earned the Chartered Financial Analyst designation (CFA) in 1978 and received his BS in finance from the University of Louisville.


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120P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

VP -- Partners Small Cap Value Fund

- R. Andrew Beck, President, Senior Portfolio Manager. Mr. Beck serves as President of River Road, where he is responsible for managing the firm's day-to-day operations. Mr. Beck serves as portfolio co-manager for River Road's Small Cap Value and Small-Mid Cap Value Portfolios. Prior to co-founding River Road, Mr. Beck served as senior research analyst and later, SVP and Portfolio Manager for SMC Capital, Inc. Mr. Beck received his BS in finance from the University of Louisville and his MBA from the F.W. Olin School at Babson College.

- Henry W. Sanders, CFA, Senior Portfolio Manager. Mr. Sanders serves as Senior Portfolio Manager for River Road. In this role, Mr. Sanders is responsible for Co-Managing the firm's Small Cap Value, Small-Mid Cap Value and Dividend All-Cap Value Portfolios. Mr. Sanders has 20 years of investment management experience. Prior to co-founding River Road Asset Management, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth SMC. Mr. Sanders has also formerly served as President of Bridges Capital Management, Vice President of PRIMCO Capital Management, and adjunct Professor Finance and Economics at Bellarmine University. Mr. Sanders earned the Chartered Financial Analyst designation (CFA) in 1992. He received his B.A. in Business Administration from Bellarmine University and MBA from Boston College.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Turner are:

- David Kovacs, CFA, Chief Investment Officer -- Quantitative Strategies and Lead Manager -- Quantitative Strategies. David Kovacs is the chief investment officer of quantitative strategies at Turner Investment Partners. Mr. Kovacs developed the quantitative research model that is currently used by the firm. He has worked at Turner since 1998 and has twenty years of investment experience. Prior to joining Turner Investment Partners, Mr. Kovacs was Director of Quantitative Research at Pilgrim Baxter & Associates. He also served as a senior financial analyst at The West Company. He began his career as a research analyst at Allied Signal, Inc. Mr. Kovacs received his MBA from the University of Notre Dame with a dual major in finance and accounting, which is also where he received his dual major bachelor's degree in mathematics and computer science. He is a member of CFA Institute and CFA Society of Philadelphia.

- Jennifer C. Boden, Quantitative Analyst/Portfolio Manager, Co-
  Manager -- Quantitative Strategies. Jennifer K. Clark is a quantitative analyst/portfolio manager at Turner Investment Partners. Ms. Boden is co-manager of Turner's quantitative equity strategies. She joined Turner in 2006 and has eight years of investment experience. Prior to joining Turner Investment Partners, Ms. Boden was employed with ACE USA. Ms. Boden received her BS in mathematics with a concentration in actuarial science from Pennsylvania State University. She is an affiliate member of CFA Institute and CFA Society of Philadelphia.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  121P

DESCRIPTIONS OF THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Descriptions of principal risks for certain Funds may be different as shown in the table below based upon differences in the Funds' principal investment strategies. The following table provides a description of the principal risks of investing in the Funds. For a listing of each of the risks applicable to a Fund, please see the section "More information about the Funds" and then each Fund's "Principal Risks of Investing in the Fund."


 RISK TYPE/FUND(S)                                   DESCRIPTION
ACTIVE MANAGEMENT RISK

All Funds except                                    The Fund is actively managed and its performance
RiverSource VP - Cash Management Fund and           therefore will reflect in part the ability of the
RiverSource VP - S&P 500 Index Fund                 portfolio managers to select securities and to
                                                    make investment decisions that are suited to
                                                    achieving the Fund's investment objective. Due to
                                                    its active management, the Fund could underperform
                                                    other mutual funds with similar investment
                                                    objectives.
------------------------------------------------------------------------------------------------------
ACTIVE MANAGEMENT RISK

RiverSource VP - Cash Management Fund               The Fund is actively managed and its performance
                                                    therefore will reflect in part the ability of the
                                                    portfolio managers to select securities and to
                                                    make investment decisions that are suited to
                                                    achieving the Fund's investment objective. Due to
                                                    its active management, the Fund could underperform
                                                    other money market funds.
------------------------------------------------------------------------------------------------------

COUNTERPARTY RISK

RiverSource VP - High Yield Bond Fund               The risk that a counterparty to a financial
RiverSource VP - Income Opportunities Fund          instrument entered into by the Fund or held by
                                                    special purpose or structured vehicle held by the
                                                    Fund becomes bankrupt or otherwise fails to
                                                    perform its obligations due to financial
                                                    difficulties. The Fund may experience significant
                                                    delays in obtaining any recovery in a bankruptcy
                                                    or other reorganization proceeding. The Fund may
                                                    obtain only limited recovery or may obtain no
                                                    recovery in such circumstances. The Fund will
                                                    typically enter into financial instrument
                                                    transactions with counterparties whose credit
                                                    rating is investment grade, or, if unrated,
                                                    determined to be of comparable quality by the
                                                    investment manager.
------------------------------------------------------------------------------------------------------

CREDIT RISK

RiverSource VP - Balanced Fund                      Credit risk is the risk that the issuer of a
RiverSource VP - Diversified Bond Fund              security, or the counterparty to a contract, will
RiverSource VP - Global Bond Fund                   default or otherwise become unable or unwilling to
                                                    honor a financial obligation, such as payments due
                                                    on a bond or a note. If the Fund purchases unrated
                                                    securities, or if the rating of a security is
                                                    reduced after purchase,the Fund will depend on the
                                                    investment manager's (or Subadviser's) analysis of
                                                    credit risk more heavily than usual.
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
122P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

 RISK TYPE/FUND(S)                                   DESCRIPTION
CREDIT RISK

RiverSource VP - Cash Management Fund               Credit risk is the risk that the issuer of a
RiverSource VP - Short Duration U.S. Government     security, or the counterparty to a contract, will
Fund                                                default or otherwise become unable or unwilling to
                                                    honor a financial obligation, such as payments due
                                                    on a bond or a note. If the Fund purchases unrated
                                                    securities, or if the rating of a security is
                                                    reduced after purchase,the Fund will depend on the
                                                    investment manager's (or Subadviser's) analysis of
                                                    credit risk more heavily than usual.
------------------------------------------------------------------------------------------------------

CREDIT RISK

RiverSource VP - Global Inflation Protected         Credit risk is the risk that fixed-income
Securities Fund                                     securities in the Fund's portfolio will decline in
                                                    price or fail to pay interest or repay principal
                                                    when due because the issuer of the security or the
                                                    counterparty to a contract will default or
                                                    otherwise become unable or unwilling to honor its
                                                    financial obligations.
------------------------------------------------------------------------------------------------------

CREDIT RISK

RiverSource VP - High Yield Bond Fund               Credit risk is the risk that the borrower of a
RiverSource VP - Income Opportunities Fund          loan or the issuer of another debt security will
                                                    default or otherwise become unable or unwilling to
                                                    honor a financial obligation, such as payments due
                                                    on a loan. Rating agencies assign credit ratings
                                                    to certain loans and other debt securities to
                                                    indicate their credit risk. The price of a loan or
                                                    other debt security generally will fall if the
                                                    borrower or the issuer defaults on its obligation
                                                    to pay principal or interest, the rating agencies
                                                    downgrade the borrower's or the issuer's credit
                                                    rating or other news affects the market's
                                                    perception of the borrower's or the issuer's
                                                    credit risk. If the issuer of a floating rate loan
                                                    declares or is declared bankrupt, there may be a
                                                    delay before the Fund can act on the collateral
                                                    securing the loan, which may adversely affect the
                                                    Fund. Further, there is a risk that a court could
                                                    take action with respect to a floating rate loan
                                                    adverse to the holders of the loan, such as
                                                    invalidating the loan, the lien on the collateral,
                                                    the priority status of the loan, or ordering there
                                                    fund of interest previously paid by the borrower.
                                                    Any such actions by a court could adversely affect
                                                    the Fund's performance. If the Fund purchases
                                                    unrated loans or other debt securities, or if the
                                                    rating of a loan or security is reduced after
                                                    purchase, the Fund will depend on the investment
                                                    manager's (or Subadviser's) analysis of credit
                                                    risk more heavily than usual.
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  123P

 RISK TYPE/FUND(S)                                   DESCRIPTION
DERIVATIVES RISK

RiverSource VP - Balanced Fund                      Derivatives are financial instruments that have a
RiverSource VP - Diversified Bond Fund              value which depends upon,or is derived from, the
RiverSource VP - Dynamic Equity Fund                value of something else,such as one or more
RiverSource VP - Global Bond Fund                   underlying securities,pools of securities,
RiverSource VP - Global Inflation Protected         options, futures, indexes or currencies. Losses
Securities Fund                                     involving derivative instruments may be
RiverSource VP - High Yield Bond Fund               substantial, because a relatively small price
RiverSource VP - Income Opportunities Fund          movement in the underlying security(ies),
RiverSource VP - S&P 500 Index Fund                 instrument, currency or index may result in a
RiverSource VP - Short Duration U.S. Government     substantial loss for the Fund. In addition to the
Fund                                                potential for increased losses, the use of
Seligman VP - Growth Fund                           derivative instruments may lead to increased
Threadneedle VP - Emerging Markets Fund             volatility within the Fund. Derivative instruments
Threadneedle VP - International Opportunity Fund    in which the Fund invests will typically increase
                                                    the Fund's exposure to Principal Risks to which it
                                                    is otherwise exposed, and may expose the Fund to
                                                    additional risks, including correlation risk,
                                                    counterparty credit risk, hedging risk, leverage
                                                    risk, and liquidity risk.

                                                    Correlation risk is related to hedging risk and is
                                                    the risk that there may be an incomplete
                                                    correlation between the hedge and the opposite
                                                    position, which may result in increased or
                                                    unanticipated losses.

                                                    Counterparty credit risk is the risk that a
                                                    counterparty to the derivative instrument becomes
                                                    bankrupt or otherwise fails to perform its
                                                    obligations due to financial difficulties, and the
                                                    Fund may obtain no recovery of its investment or
                                                    may only obtain a limited recovery, and any
                                                    recovery may be delayed.

                                                    Hedging risk is the risk that derivative
                                                    instruments used to hedge against an opposite
                                                    position may offset losses, but they may also
                                                    offset gains. There is no guarantee that a hedging
                                                    strategy will eliminate the risk which the hedging
                                                    strategy is intended to offset, which may lead to
                                                    losses within the Fund.

                                                    Leverage risk is the risk that losses from the
                                                    derivative instrument may be greater than the
                                                    amount invested in the derivative instrument.

                                                    Liquidity risk is the risk that the derivative
                                                    instrument may be difficult or impossible to sell
                                                    or terminate, which may cause the Fund to be in a
                                                    position to do something the investment manager
                                                    would not otherwise choose, including accepting a
                                                    lower price for the derivative instrument, selling
                                                    other investments or foregoing another, more
                                                    appealing investment opportunity. Derivative
                                                    instruments which are not traded on an exchange,
                                                    including, but not limited to, forward contracts,
                                                    swaps and over-the-counter options, may have
                                                    increased liquidity risk.

                                                    Certain derivatives have the potential for
                                                    unlimited losses, regardless of the size of the
                                                    initial investment. See the SAI for more
                                                    information on derivative instruments and related
                                                    risks.
------------------------------------------------------------------------------------------------------

FOCUSED PORTFOLIO RISK

Seligman VP - Larger-Cap Value Fund                 A Fund that invests in a limited number of
Seligman VP - Smaller-Cap Value Fund                companies may have more volatility and is
VP - Partners Small Cap Value Fund                  considered to have more risk than a fund that
                                                    invests in a greater number of companies because
                                                    changes in the value of a single security may have
                                                    a more significant effect, either negative or
                                                    positive, on the Fund's net asset value. To the
                                                    extent the Fund invests its assets in fewer
                                                    securities, the Fund is subject to greater risk of
                                                    loss if any of those securities declines in price.
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
124P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

 RISK TYPE/FUND(S)                                   DESCRIPTION
GEOGRAPHIC CONCENTRATION RISK

RiverSource VP - Global Bond Fund                   The Fund may be particularly susceptible to
Threadneedle VP - Emerging Markets Fund             economic, political, regulatory or other events or
Threadneedle VP - International Opportunity Fund    conditions affecting companies and countries
                                                    within the specific geographic region in which the
                                                    Fund focuses its investments. Currency
                                                    devaluations could occur in countries that have
                                                    not yet experienced currency devaluation to date,
                                                    or could continue to occur in countries that have
                                                    already experienced such devaluations. As a
                                                    result, the Fund may be more volatile than a more
                                                    geographically diversified fund.
------------------------------------------------------------------------------------------------------

HIGHLY LEVERAGED TRANSACTIONS RISK

RiverSource VP - High Yield Bond Fund               The high yield debt instruments in which the Fund
RiverSource VP - Income Opportunities Fund          invests substantially consist of transactions
                                                    involving refinancings, recapitalizations, mergers
                                                    and acquisitions and other financings for general
                                                    corporate purposes. The Fund's investments also
                                                    may include senior obligations of a borrower
                                                    issued in connection with a restructuring pursuant
                                                    to Chapter 11 of the U.S. Bankruptcy Code
                                                    (commonly known as "debtor-in-possession"
                                                    financings), provided that such senior obligations
                                                    are determined by the Fund's investment manager
                                                    upon its credit analysis to be a suitable
                                                    investment by the Fund. In such highly leveraged
                                                    transactions, the borrower assumes large amounts
                                                    of debt in order to have the financial resources
                                                    to attempt to achieve its business objectives.
                                                    Such business objectives may include but are not
                                                    limited to: management's taking over control of a
                                                    company (leveraged buy-out); reorganizing the
                                                    assets and liabilities of a company (leveraged
                                                    recapitalization); or acquiring another company.
                                                    Loans or securities that are part of highly
                                                    leveraged transactions involve a greater risk
                                                    (including default and bankruptcy) than other
                                                    investments.
------------------------------------------------------------------------------------------------------

HIGH-YIELD SECURITIES RISK

RiverSource VP - Balanced Fund                      Non-investment grade securities, commonly called
RiverSource VP - Diversified Bond Fund              "high-yield" or "junk" bonds, may react more to
RiverSource VP - Global Bond Fund                   perceived changes in the ability of the issuing
                                                    entity or obligor to pay interest and principal
                                                    when due than to changes in interest rates. Non-
                                                    investment grade securities have greater price
                                                    fluctuations and are more likely to experience a
                                                    default than investment grade bonds.
------------------------------------------------------------------------------------------------------

HIGH-YIELD SECURITIES RISK

RiverSource VP - High Yield Bond Fund               Non-investment grade loans or securities, commonly
RiverSource VP - Income Opportunities Fund          called "high-yield" or "junk," may react more to
                                                    perceived changes in the ability of the borrower
                                                    or issuing entity to pay interest and principal
                                                    when due than to changes in interest rates. Non-
                                                    investment grade loans or securities have greater
                                                    price fluctuations and are more likely to
                                                    experience a default than investment grade loans
                                                    or securities. A default or expected default of a
                                                    floating rate loan could also make it difficult
                                                    for the Fund to sell the loan at a price
                                                    approximating the value previously placed on it.
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  125P

 RISK TYPE/FUND(S)                                   DESCRIPTION
IMPAIRMENT OF COLLATERAL RISK

RiverSource VP - High Yield Bond                    The value of collateral, if any, securing a
RiverSource VP - Income Opportunities Fund          floating rate loan can decline, and may be
                                                    insufficient to meet the borrower's obligations or
                                                    difficult to liquidate. In addition, the Fund's
                                                    access to collateral may be limited by bankruptcy
                                                    or other insolvency laws. Further, certain
                                                    floating rate loans may not be fully
                                                    collateralized and may decline in value.
------------------------------------------------------------------------------------------------------

INDEXING RISK

RiverSource VP - S&P 500 Index Fund                 The Fund is managed to an index and the Fund's
                                                    performance therefore is expected to rise and fall
                                                    as the performance of the index rises and falls.
------------------------------------------------------------------------------------------------------

INDUSTRY CONCENTRATION RISK

RiverSource VP - Cash Management Fund               Investments that are concentrated in a particular
                                                    issuer will make the Fund's portfolio value more
                                                    susceptible to the events or conditions impacting
                                                    that particular industry. Because the Fund may
                                                    invest more than 25% of its total assets in money
                                                    market instruments issued by banks, the value of
                                                    these investments may be adversely affected by
                                                    economic, political or regulatory developments in
                                                    or that impact the banking industry.
------------------------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES RISK

RiverSource VP - Global Inflation Protected         Inflation-protected debt securities tend to react
Securities Fund                                     to change in real interest rates. Real interest
                                                    rates can be described as nominal interest rates
                                                    minus the expected impact of inflation. In
                                                    general, the price of an inflation-protected debt
                                                    security falls when real interest rates rise, and
                                                    rises when real interest rates fall. Interest
                                                    payments on inflation-protected debt securities
                                                    will vary as the principal and/or interest is
                                                    adjusted for inflation and may be more volatile
                                                    than interest paid on ordinary bonds. In periods
                                                    of deflation, the Fund may have no income at all.
                                                    Income earned by a shareholder depends on the
                                                    amount of principal invested, and that principal
                                                    will not grow with inflation unless the
                                                    shareholder reinvests the portion of Fund
                                                    distributions that comes from inflation
                                                    adjustments.
------------------------------------------------------------------------------------------------------

INITIAL PUBLIC OFFERING (IPO) RISK

VP - Goldman Sachs Mid Cap Value Fund               IPOs are subject to many of the same risks as
                                                    investing in companies with smaller market
                                                    capitalizations. To the extent the Fund determines
                                                    to invest in IPOs it may not be able to invest to
                                                    the extent desired, because, for example, only a
                                                    small portion (if any) of the securities being
                                                    offered in an IPO may be made available. The
                                                    investment performance of the Fund during periods
                                                    when it is unable to invest significantly or at
                                                    all in IPOs may be lower than during periods when
                                                    the Fund is able to do so. In addition, as the
                                                    Fund increases in size, the impact of IPOs on the
                                                    Fund's performance will generally decrease. IPOs
                                                    sold within 12 months of purchase will result in
                                                    increased short-term capital gains, which will be
                                                    taxable to shareholders as ordinary income.
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
126P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

 RISK TYPE/FUND(S)                                   DESCRIPTION
INTEREST RATE RISK

RiverSource VP - Balanced Fund                      Interest rate risk is the risk of losses
RiverSource VP - Diversified Bond Fund              attributable to changes in interest rates.
RiverSource VP - Global Bond Fund                   Interest rate risk is generally associated with
RiverSource VP - Global Inflation Protected         bond prices: when interest rates rise, bond prices
Securities Fund                                     generally fall. In general, the longer the
RiverSource VP - Short Duration U.S. Government     maturity or duration of a bond, the greater its
Fund                                                sensitivity to changes in interest rates. Interest
                                                    rate changes also may increase prepayments of debt
                                                    obligations, which in turn would increase
                                                    prepayment risk.
------------------------------------------------------------------------------------------------------

INTEREST RATE RISK

RiverSource VP - Cash Management Fund               A rise in the overall level of interest rates may
                                                    result in the decline in the prices of fixed
                                                    income securities held by the Fund. The Fund's
                                                    yield will vary; it is not fixed for a specific
                                                    period like the yield on a bank certificate of
                                                    deposit. Falling interest rates may result in a
                                                    decline in the Fund's income and yield (since the
                                                    Fund must then invest in lower-yielding fixed
                                                    income securities). Under certain circumstances,
                                                    the yield decline could cause the Fund's net yield
                                                    to be negative (such as when Fund expenses exceed
                                                    income levels).
------------------------------------------------------------------------------------------------------

INTEREST RATE RISK

RiverSource VP - High Yield Bond Fund               The securities in the Fund are subject to the risk
RiverSource VP - Income Opportunities Fund          of losses attributable to changes in interest
                                                    rates. Interest rate risk is generally associated
                                                    with the fixed income securities in the Fund: when
                                                    interest rates rise, the prices of fixed income
                                                    securities generally fall. In general, the longer
                                                    the maturity or duration of a fixed income
                                                    security, the greater its sensitivity to changes
                                                    in interest rates. Securities with floating
                                                    interest rates can be less sensitive to interest
                                                    rate changes, but may decline in value if their
                                                    interest rates do not rise as much as interest
                                                    rates in general. Because rates on certain
                                                    floating rate loans and other debt securities
                                                    reset only periodically, changes in prevailing
                                                    interest rates (and particularly sudden and
                                                    significant changes) can be expected to cause
                                                    fluctuations in the Fund's net asset value.
                                                    Interest rate changes also may increase
                                                    prepayments of debt obligations, which in turn
                                                    would increase prepayment risk.
------------------------------------------------------------------------------------------------------

ISSUER RISK

RiverSource VP - Balanced Fund                      An issuer may perform poorly, and therefore, the
RiverSource VP - Diversified Bond Fund              value of its securities may decline. Poor
RiverSource VP - Diversified Equity Income Fund     performance may be caused by poor management
RiverSource VP - Dynamic Equity Fund                decisions, competitive pressures, breakthroughs in
RiverSource VP - Mid Cap Growth Fund                technology, reliance on suppliers, labor problems
RiverSource VP - Mid Cap Value Fund                 or shortages, corporate restructurings, fraudulent
Seligman VP - Growth Fund                           disclosures or other factors.
Seligman VP - Larger-Cap Value Fund
Seligman VP - Smaller-Cap Value Fund
Threadneedle VP - Emerging Markets Fund
Threadneedle VP - International Opportunity Fund
VP - Davis New York Venture Fund
VP - Goldman Sachs Mid Cap Value Fund
VP - Partners Small Cap Value Fund

------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  127P

 RISK TYPE/FUND(S)                                   DESCRIPTION
LIQUIDITY RISK

RiverSource VP - Balanced Fund                      Liquidity risk is the risk associated with a lack
RiverSource VP - Diversified Bond Fund              of marketability of securities which may make it
RiverSource VP - Global Bond Fund                   difficult or impossible to sell the security at
                                                    desirable prices in order to minimize loss. The
                                                    Fund may have to lower the selling price, sell
                                                    other investments, or forego another, more
                                                    appealing investment opportunity.
------------------------------------------------------------------------------------------------------

LIQUIDITY RISK

RiverSource VP - High Yield Bond Fund               Liquidity risk is the risk associated with a lack
RiverSource VP - Income Opportunities Fund          of marketability of securities which may make it
                                                    difficult or impossible to sell the security at
                                                    desirable prices in order to minimize loss. The
                                                    Fund may have to lower the selling price, sell
                                                    other investments, or forego another, more
                                                    appealing investment opportunity. Floating rate
                                                    loans generally are subject to legal or
                                                    contractual restrictions on resale. Floating rate
                                                    loans also may trade infrequently on the secondary
                                                    market. The value of the loan to the Fund may be
                                                    impaired in the event that the Fund needs to
                                                    liquidate such loans. Securities in which the Fund
                                                    invests may be traded in the over-the counter
                                                    market rather than on an organized exchange and
                                                    therefore may be more difficult to purchase or
                                                    sell at a fair price. The inability to purchase or
                                                    sell floating rate loans and other debt securities
                                                    at a fair price may have a negative impact on the
                                                    Fund's performance.
------------------------------------------------------------------------------------------------------

MARKET RISK

RiverSource VP - Diversified Bond Fund              The market value of securities may fall or fail to
RiverSource VP - Global Bond Fund                   rise. Market risk may affect a single issuer,
RiverSource VP - High Yield Bond Fund               sector of the economy, industry, or the market as
RiverSource VP - Income Opportunities Fund          a whole. The market value of securities may
RiverSource VP - Global Inflation Protected         fluctuate, sometimes rapidly and unpredictably.
Securities Fund
RiverSource VP - S&P 500 Index Fund
RiverSource VP - Short Duration U.S. Government
Fund
------------------------------------------------------------------------------------------------------

MARKET RISK

RiverSource VP - Balanced Fund                      The market value of securities may fall or fail to
RiverSource VP - Diversified Equity Income Fund     rise. Market risk may affect a single issuer,
RiverSource VP - Dynamic Equity Fund                sector of the economy, industry, or the market as
RiverSource VP - Mid Cap Growth Fund                a whole. The market value of securities may
RiverSource VP - Mid Cap Value Fund                 fluctuate, sometimes rapidly and unpredictably.
Seligman VP - Growth Fund                           These risks are generally greater for small and
Seligman VP - Larger-Cap Value Fund                 mid-sized companies, which tend to be more
Seligman VP - Smaller-Cap Value Fund                vulnerable than large companies to adverse
Threadneedle VP - Emerging Markets Fund             developments. In addition, focus on a particular
Threadneedle VP - International Opportunity Fund    style, for example, investment in growth or value
VP - Davis New York Venture Fund                    securities, may cause the Fund to underperform
VP - Goldman Sachs Mid Cap Value Fund               other mutual funds if that style falls out of
VP - Partners Small Cap Value Fund                  favor with the market.
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
128P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

 RISK TYPE/FUND(S)                                   DESCRIPTION
MID-SIZED COMPANY RISK

RiverSource VP - Mid Cap Growth Fund                Investments in mid-sized companies often involve
RiverSource VP - Mid Cap Value Fund                 greater risks than investments in larger, more
VP - Goldman Sachs Mid Cap Value Fund               established companies because mid-sized companies
                                                    tend to have less predictable earnings, may lack
                                                    the management experience, financial resources,
                                                    product diversification and competitive strengths
                                                    of larger companies. In addition, in some
                                                    instances the securities of mid-sized companies
                                                    are traded only over-the-counter or on regional
                                                    securities exchanges and the frequency and volume
                                                    of their trading is substantially less than is
                                                    typical of larger companies.
------------------------------------------------------------------------------------------------------

NON-DIVERSIFICATION RISK

RiverSource VP - Global Bond Fund                   The Fund is non-diversified. A non-diversified
RiverSource VP - Global Inflation Protected         fund may invest more of its assets in fewer
Securities Fund                                     companies than if it were a diversified fund.
                                                    Because each investment has a greater effect on
                                                    the Fund's performance, the Fund may be more
                                                    exposed to the risks of loss and volatility then a
                                                    fund that invests more broadly.
------------------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER RISK

Seligman VP - Growth Fund                           The investment manager or Subadviser may actively
Threadneedle VP - Emerging Markets Fund             and frequently trade securities in the Fund's
                                                    portfolio to carry out its principal strategies. A
                                                    high portfolio turnover rate increases transaction
                                                    costs, which may increase the Fund's expenses.
------------------------------------------------------------------------------------------------------

PREPAYMENT AND EXTENSION RISK

RiverSource VP - Balanced Fund                      Prepayment and extension risk is the risk that a
RiverSource VP - Diversified Bond Fund              bond or other security might be called, or
RiverSource VP - Global Bond Fund                   otherwise converted, prepaid, or redeemed, before
RiverSource VP - High Yield Bond Fund               maturity. This risk is primarily associated with
RiverSource VP - Income Opportunities Fund          asset-backed securities, including mortgage backed
RiverSource VP - Global Inflation Protected         securities. If a security is converted, prepaid,
Securities Fund                                     or redeemed, before maturity, particularly during
RiverSource VP - Short Duration U.S. Government     a time of declining interest rates, the investment
Fund                                                manager (or Subadviser) may not be able to
                                                    reinvest in securities providing as high a level
                                                    of income, resulting in a reduced yield to the
                                                    Fund. Conversely, as interest rates rise, the
                                                    likelihood of prepayment decreases. The investment
                                                    manager (or Subadviser) may be unable to
                                                    capitalize on securities with higher interest
                                                    rates because the Fund's investments are locked in
                                                    at a lower rate for a longer period of time.
------------------------------------------------------------------------------------------------------

QUANTITATIVE MODEL RISK

RiverSource VP - Dynamic Equity Fund                Securities selected using quantitative methods may
RiverSource VP - S&P 500 Index Fund                 perform differently from the market as a whole for
VP - Partners Small Cap Value Fund                  many reasons, including the factors used in
                                                    building the quantitative analytical framework,
                                                    the weights placed on each factor, and changing
                                                    sources of market returns, among others. There can
                                                    be no assurance that these methodologies will
                                                    enable the Fund to achieve its objective.
------------------------------------------------------------------------------------------------------

REINVESTMENT RISK

RiverSource VP - Cash Management Fund               Reinvestment risk is the risk that the Fund will
                                                    not be able to reinvest income or principal at the
                                                    same rate it currently is earning.
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  129P

 RISK TYPE/FUND(S)                                   DESCRIPTION
RISKS OF FOREIGN INVESTING

RiverSource VP - Balanced Fund                      Foreign securities are securities of issuers based
RiverSource VP - Diversified Equity Income Fund     outside the United States. An issuer is deemed to
RiverSource VP - Global Inflation Protected         be based outside the United States if it is
Securities Fund                                     organized under the laws of another country.
RiverSource VP - High Yield Bond Fund               Foreign securities are primarily denominated in
RiverSource VP - Income Opportunities Fund          foreign currencies. In addition to the risks
RiverSource VP - Mid Cap Value Fund                 normally associated with domestic securities of
Seligman VP - Growth Fund                           the same type, foreign securities are subject to
Seligman VP - Larger-Cap Value Fund                 the following foreign risks:
Seligman VP - Smaller-Cap Value Fund
Threadneedle VP - Emerging Markets Fund             Country risk includes the political, economic, and
Threadneedle VP - International Opportunity Fund    other conditions of the country. These conditions
VP - Davis New York Venture Fund                    include lack of publicly available information,
VP - Partners Small Cap Value Fund                  less government oversight (including lack of
                                                    accounting, auditing, and financial reporting
                                                    standards), the possibility of government-imposed
                                                    restrictions, and even the nationalization of
                                                    assets. The liquidity of foreign investments may
                                                    be more limited than for most U.S. investments,
                                                    which means that, at times it may be difficult to
                                                    sell foreign securities at desirable prices.

                                                    Currency risk results from the constantly changing
                                                    exchange rate between local currency and the U.S.
                                                    dollar. Whenever the Fund holds securities valued
                                                    in a foreign currency or holds the currency,
                                                    changes in the exchange rate add to or subtract
                                                    from the value of the investment.

                                                    Custody risk refers to the process of clearing and
                                                    settling trades. It also covers holding securities
                                                    with local agents and depositories. Low trading
                                                    volumes and volatile prices in less developed
                                                    markets make trades harder to complete and settle.
                                                    Local agents are held only to the standard of care
                                                    of the local market. Governments or trade groups
                                                    may compel local agents to hold securities in
                                                    designated depositories that are not subject to
                                                    independent evaluation. The less developed a
                                                    country's securities market is, the greater the
                                                    likelihood of problems occurring.
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
130P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

 RISK TYPE/FUND(S)                                   DESCRIPTION
RISKS OF FOREIGN/EMERGING MARKETS INVESTING

RiverSource VP - Diversified Bond Fund              Foreign securities are securities of issuers based
RiverSource VP - Global Bond Fund                   outside the United States. An issuer is deemed to
Threadneedle VP - Emerging Markets Fund             be based outside the United States if it is
Threadneedle VP - International Opportunity Fund    organized under the laws of another country.
                                                    Foreign securities are primarily denominated in
                                                    foreign currencies. In addition to the risks
                                                    normally associated with domestic securities of
                                                    the same type, foreign securities are subject to
                                                    the following foreign risks:

                                                    Country risk includes the political, economic, and
                                                    other conditions of the country. These conditions
                                                    include lack of publicly available information,
                                                    less government oversight (including lack of
                                                    accounting, auditing, and financial reporting
                                                    standards), the possibility of government-imposed
                                                    restrictions, and even the nationalization of
                                                    assets. The liquidity of foreign investments may
                                                    be more limited than for most U.S. investments,
                                                    which means that, at times it may be difficult to
                                                    sell foreign securities at desirable prices.

                                                    Currency risk results from the constantly changing
                                                    exchange rate between local currency and the U.S.
                                                    dollar. Whenever the Fund holds securities valued
                                                    in a foreign currency or holds the currency,
                                                    changes in the exchange rate add to or subtract
                                                    from the value of the investment.

                                                    Custody risk refers to the process of clearing and
                                                    settling trades. It also covers holding securities
                                                    with local agents and depositories. Low trading
                                                    volumes and volatile prices in less developed
                                                    markets make trades harder to complete and settle.
                                                    Local agents are held only to the standard of care
                                                    of the local market. Governments or trade groups
                                                    may compel local agents to hold securities in
                                                    designated depositories that are not subject to
                                                    independent evaluation. The less developed a
                                                    country's securities market is, the greater the
                                                    likelihood of problems occurring.

                                                    Emerging markets risk includes the dramatic pace
                                                    of change (economic, social and political) in
                                                    these countries as well as the other
                                                    considerations listed above. These markets are in
                                                    early stages of development and are extremely
                                                    volatile. They can be marked by extreme inflation,
                                                    devaluation of currencies, dependence on trade
                                                    partners, and hostile relations with neighboring
                                                    countries.
------------------------------------------------------------------------------------------------------

SECTOR RISK

VP - Davis New York Venture Fund                    The Subadviser has historically invested
                                                    significantly in the financial services sector.
                                                    The Fund may therefore be more susceptible to the
                                                    particular risks of the financial services sector
                                                    than if the Fund were invested in a wider variety
                                                    of companies in unrelated industries. Components
                                                    of financial services sector risk include (1) the
                                                    risk that financial services companies may suffer
                                                    a setback if regulators change the rules under
                                                    which they operate; (2) the risk that unstable
                                                    interest rates, and/or rising interest rates, may
                                                    have a disproportionate effect on companies in the
                                                    financial services sector; (3) the risk that
                                                    financial services companies whose securities the
                                                    Fund purchases may themselves have concentrated
                                                    portfolios, such as a high level of loans to real
                                                    estate developers, which makes them vulnerable to
                                                    economic conditions that affect that industry; (4)
                                                    the risk that the financial services sector has
                                                    become increasingly competitive; and (5) the risk
                                                    that financial services companies may have
                                                    exposure to investments or agreements that, under
                                                    certain circumstances, may lead to losses, for
                                                    example subprime loans.
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  131P

 RISK TYPE/FUND(S)                                   DESCRIPTION
SECTOR RISK

RiverSource VP - Balanced Fund                      If a fund emphasizes one or more economic sectors,
RiverSource VP - Diversified Equity Income Fund     it may be more susceptible to the financial,
RiverSource VP - Global Bond Fund                   market or economic events affecting the particular
RiverSource VP - Mid Cap Value Fund                 issuers and industries in which it invests than
Seligman VP - Larger-Cap Value Fund                 funds that do not emphasize particular sectors.
Seligman VP - Smaller-Cap Value Fund                The more a fund diversifies across sectors, the
Threadneedle VP - Emerging Markets Fund             more it spreads risk and potentially reduces the
                                                    risks of loss and volatility.
------------------------------------------------------------------------------------------------------

SMALL AND MID-SIZED COMPANY RISK

RiverSource VP - Diversified Equity Income Fund     Investments in small and medium sized companies
RiverSource VP - Dynamic Equity Fund                often involve greater risks than investments in
Seligman VP - Growth Fund                           larger, more established companies because small
Threadneedle VP - Emerging Markets Fund             and medium companies may lack the management
Threadneedle VP - International Opportunity Fund    experience, financial resources, product
                                                    diversification, experience and competitive
                                                    strengths of larger companies. Additionally, in
                                                    many instances the securities of small and medium
                                                    companies are traded only over-the-counter or on
                                                    regional securities exchanges and the frequency
                                                    and volume of their trading is substantially less
                                                    and may be more volatile than is typical of larger
                                                    companies.
------------------------------------------------------------------------------------------------------

SMALL COMPANY RISK

Seligman VP - Smaller-Cap Value Fund                Investments in small capitalization companies
VP - Partners Small Cap Value Fund                  often involve greater risks than investments in
                                                    larger, more established companies because small
                                                    capitalization companies may lack the management
                                                    experience, financial resources, product
                                                    diversification, experience and competitive
                                                    strengths of larger companies. In addition, in
                                                    many instances the securities of small
                                                    capitalization companies are traded only over-the-
                                                    counter or on regional securities exchanges and
                                                    the frequency and volume of their trading is
                                                    substantially less and may be more volatile than
                                                    is typical of larger companies.
------------------------------------------------------------------------------------------------------

TRACKING ERROR RISK

RiverSource VP - S&P 500 Index Fund                 The Fund will not track the index perfectly
                                                    because differences between the index and the
                                                    Fund's portfolio can cause differences in
                                                    performance. The investment manager purchases
                                                    securities and other instruments in an attempt to
                                                    replicate the performance of the index. However,
                                                    the tools that the investment manager uses to
                                                    replicate the index are not perfect and the Fund's
                                                    performance is affected by factors such as the
                                                    size of the Fund's portfolio, the effectiveness of
                                                    sampling techniques, transaction costs, management
                                                    fees and expenses, brokerage commissions and fees,
                                                    the extent and timing of cash flows in and out of
                                                    the Fund and changes in the index.
------------------------------------------------------------------------------------------------------

VALUE SECURITIES RISK

RiverSource VP - Mid Cap Value Fund                 Value securities involve the risk that they may
Seligman VP - Larger-Cap Value Fund                 never reach what the investment manager believes
Seligman VP - Smaller-Cap Value Fund                is their full market value either because the
VP - Goldman Sachs Mid Cap Value Fund               market fails to recognize the stock's intrinsic
VP - Partners Small Cap Value Fund                  worth or the investment manager misgauged that
                                                    worth. They also may decline in price, even though
                                                    in theory they are already undervalued. Because
                                                    different types of stocks tend to shift in and out
                                                    of favor depending on market and economic
                                                    conditions, the Fund's performance may sometimes
                                                    be lower or higher than that of other types of
                                                    funds (such as those emphasizing growth stocks).
------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
132P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, "Fees and Expenses of the Fund" that appears in each Fund's Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses for Class 3 are based on expenses incurred during the Fund's most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund's average net assets during the fiscal period. Class 1 and Class 2 shares are new and their expense ratios are based on estimated expenses for the Fund's current fiscal year. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund's average net assets as of a different period or a different point in time, as the Fund's asset levels will fluctuate. In general, the Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratios presented in the table. The commitments by the investment manager and its affiliates to waive fees and /or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund's operating expenses that would otherwise result because of decrease in the Fund's assets in the current fiscal year.

The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses*, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment**, will not exceed the amounts shown below:

--------------------------------------------------------------------------------------------------
FUND                                                                     CLASS 1  CLASS 2  CLASS 3
RiverSource VP -- Global Bond Fund                                        0.84%    1.09%    0.97%
RiverSource VP -- Global Inflation Protected Securities Fund              0.63%    0.88%    0.76%
RiverSource VP -- Mid Cap Growth Fund                                     0.95%    1.20%    1.08%
RiverSource VP -- S&P 500 Index Fund                                        N/A      N/A    0.53%
Seligman VP -- Larger-Cap Value Fund                                      0.92%    1.17%    1.05%
Seligman VP -- Smaller-Cap Value Fund                                     1.02%    1.27%    1.15%
Threadneedle VP -- Emerging Markets Fund                                  1.40%    1.65%    1.53%
Variable Portfolio -- Davis New York Venture Fund                         0.86%    1.11%    0.99%
Variable Portfolio -- Goldman Sachs Mid Cap Value Fund                    1.07%    1.32%    1.20%
Variable Portfolio -- Partners Small Cap Value Fund                       1.07%    1.32%    1.20%


 * In addition to the fees and expenses which the Funds bear directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and a Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.
** See "Fund Management and Compensation" for information about a possible adjustment to the investment management fee under the terms of a performance incentive arrangement.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, a Fund may utilize investment strategies that are not principal strategies. For example, a Fund that does not include investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs) also referred to as "acquired funds") as part of its principal investment strategies may make such investment. Ownership of acquired funds results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with the acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in potential losses for the Fund. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange.

Additionally, Funds that do not include the use of derivatives as part of their principal investment strategy may use such instruments to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  133P

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that a Fund may use, see the Funds' SAI and their annual and semiannual reports.

Unusual Market Conditions. A Fund may, from time to time, take temporary defensive positions including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the caption "Additional Management Information" in the "Fund Management and Compensation" section for more information.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed when Fund shares are held in a taxable account. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in the subadviser(s) may result in increased portfolio turnover, which increase may be substantial, as the new subadviser(s) realign the portfolio, or if the subadviser(s) trade(s) portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Funds' historical portfolio turnover rates, which measure how frequently a Fund buys and sells investments, are shown in the "Financial Highlights."

Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Manager of Managers Exemption" under "Additional Management Information." The date the current Subadviser(s) began serving the Fund is set forth under the "Portfolio Management" section relating to the background of the firm. Where applicable, performance of the Fund prior to the date the current Subadviser(s) began serving would have been achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."

Multi-Manager Risk. While RiverSource Investments, LLC (RiverSource Investments or the investment manager), as the Funds' investment manager, monitors each subadviser of the subadvised Funds and the overall management of the Funds, to the extent a Fund has multiple subadvisers, each subadviser makes investment decisions independently from RiverSource Investments and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the exposure of a Fund with multiple subadvisers to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.


--------------------------------------------------------------------------------
134P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

Securities Transaction Commissions. Securities transactions involve the payment by a Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Funds' securities transactions are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions paid by each Fund are set forth in the SAI. The brokerage commissions do not include implied commissions or mark-ups (implied commissions) paid by the Funds for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Also, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Funds' purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the "Annual Fund Operating Expenses" table under "Fees and Expenses of the Fund", they are reflected in the total return of the Fund.

Directed Brokerage. The Funds' Board of Trustees (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the Funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Each Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement) the fee rate based on each Fund's average daily net assets is as follows:


                                         MANAGEMENT FEE FOR FISCAL PERIOD ENDED DEC.
 FUND                                   31, 2009
RiverSource VP - Balanced Fund(#)       0.46%, including an adjustment under the terms
                                        of a performance incentive arrangement that
                                        decreased the management fee by 0.07% for the
                                        most recent fiscal year.
---------------------------------------------------------------------------------------

RiverSource VP - Cash Management Fund   0.33%
---------------------------------------------------------------------------------------

RiverSource VP - Diversified Bond Fund  0.44%
---------------------------------------------------------------------------------------

RiverSource VP - Diversified Equity     0.50%, including an adjustment under the terms
Income Fund(#)                          of a performance incentive arrangement that
                                        decreased the management fee by 0.07% for the
                                        most recent fiscal year.
---------------------------------------------------------------------------------------

RiverSource VP - Dynamic Equity         0.44%, including an adjustment under the terms
Fund(#)                                 of a performance incentive arrangement that
                                        decreased the management fee by 0.15% for the
                                        most recent fiscal year.
---------------------------------------------------------------------------------------

RiverSource VP - Global Bond Fund       0.66%
---------------------------------------------------------------------------------------

RiverSource VP - Global Inflation       0.43%
Protected Securities Fund
---------------------------------------------------------------------------------------

RiverSource VP - High Yield Bond Fund   0.59%
---------------------------------------------------------------------------------------

RiverSource VP - Income Opportunities   0.60%
Fund
---------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  135P

                                         MANAGEMENT FEE FOR FISCAL PERIOD ENDED DEC.
 FUND                                   31, 2009
RiverSource VP - Mid Cap Growth         0.80%, including an adjustment under the terms
Fund(#)                                 of a performance incentive arrangement that
                                        increased the management fee by 0.10% for the
                                        most recent fiscal year.
---------------------------------------------------------------------------------------

RiverSource VP - Mid Cap Value Fund(#)  0.58%, including an adjustment under the terms of a performance incentive arrangement that
                                        decreased the management fee by 0.12% for the
                                        most recent fiscal year.
---------------------------------------------------------------------------------------

RiverSource VP - S&P 500 Index Fund     0.22%
---------------------------------------------------------------------------------------

RiverSource VP - Short Duration U.S.    0.48%
Government Fund
---------------------------------------------------------------------------------------

Seligman VP - Growth Fund(#)            0.52%, including an adjustment under the terms
                                        of a performance incentive arrangement that
                                        decreased the management fee by 0.08% for the
                                        most recent fiscal year.
---------------------------------------------------------------------------------------

Seligman VP - Larger-Cap Value Fund(#)  0.61%, including an adjustment under the terms of a performance incentive arrangement that
                                        increased the management fee by 0.01% for the
                                        most recent fiscal year.
---------------------------------------------------------------------------------------

Seligman VP - Smaller-Cap Value         0.80%, including an adjustment under the terms
Fund(#)                                 of a performance incentive arrangement that
                                        increased the management fee by 0.01% for the
                                        most recent fiscal year.
---------------------------------------------------------------------------------------

Threadneedle VP - Emerging Markets      1.08%, including an adjustment under the terms
Fund(#)                                 of a performance incentive arrangement that
                                        decreased the management fee by 0.001% for the
                                        most recent fiscal year.
---------------------------------------------------------------------------------------

Threadneedle VP - International         0.85%, including an adjustment under the terms
Opportunity Fund(#)                     of a performance incentive arrangement that
                                        increased the management fee by 0.07% for the
                                        most recent fiscal year.
---------------------------------------------------------------------------------------

VP - Davis New York Venture Fund(#)     0.68%, including an adjustment under the terms
                                        of a performance incentive arrangement that
                                        decreased the management fee by 0.03% for the
                                        most recent fiscal year.
---------------------------------------------------------------------------------------

VP - Goldman Sachs Mid Cap Value        0.81%, including an adjustment under the terms
Fund(#)                                 of a performance incentive arrangement that
                                        increased the management fee by 0.03% for the
                                        most recent fiscal year.
---------------------------------------------------------------------------------------

VP - Partners Small Cap Value Fund(#)   0.99%, including an adjustment under the terms
                                        of a performance incentive arrangement that
                                        increased the management fee by 0.06% for the
                                        most recent fiscal year.
---------------------------------------------------------------------------------------


# The Fund compares its performance to the performance of an index of comparable funds published by Lipper, Inc. For RiverSource VP -- Diversified Equity Income Fund, RiverSource VP -- Dynamic Equity Fund, RiverSource
    VP -- Mid Cap Growth Fund, RiverSource VP -- Mid Cap Value Fund, Seligman
    VP -- Growth Fund, Seligman VP -- Larger-Cap Value Fund, Seligman
    VP -- Smaller-Cap Value Fund, Threadneedle VP -- Emerging Markets Fund, Threadneedle VP -- International Opportunity Fund, VP -- Davis New York Venture Fund, VP -- Goldman Sachs Mid Cap Value Fund and VP -- Partners Small Cap Value Fund the maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis and for RiverSource
    VP -- Balanced Fund the maximum adjustment (increase or decrease) is 0.08% of the Fund's average net assets on an annual basis. The corresponding Lipper Index against which the Fund's performance is to be measured for purposes of the performance incentive adjustment is as shown in the table below. In certain circumstances, the Fund's Board may approve a change in the Lipper Index.


 FUND                                    LIPPER INDEX
RiverSource VP -- Balanced Fund         Lipper Balanced Funds Index
---------------------------------------------------------------------------------------

RiverSource VP -- Diversified Equity    Lipper Equity Income Funds Index
Income Fund
---------------------------------------------------------------------------------------

RiverSource VP -- Dynamic Equity Fund   Lipper Large-Cap Core Funds Index
---------------------------------------------------------------------------------------

RiverSource VP -- Mid Cap Growth Fund   Lipper Mid-Cap Growth Funds Index
---------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
136P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

 FUND                                    LIPPER INDEX
RiverSource VP -- Mid Cap Value Fund    Lipper Mid-Cap Value Funds Index
---------------------------------------------------------------------------------------

Seligman VP -- Growth Fund              Lipper Large-Cap Growth Funds Index
---------------------------------------------------------------------------------------

Seligman VP -- Larger-Cap Value Fund    Lipper Large-Cap Value Funds Index
---------------------------------------------------------------------------------------

Seligman VP -- Smaller-Cap Value Fund   Lipper Small-Cap Core Funds Index
---------------------------------------------------------------------------------------

Threadneedle VP -- Emerging Markets     Lipper Emerging Markets Funds Index
Fund
---------------------------------------------------------------------------------------

Threadneedle VP -- International        Lipper International Large-Cap Core Funds Index
Opportunity Fund
---------------------------------------------------------------------------------------

VP -- Davis New York Venture Fund       Lipper Large-Cap Core Funds Index
---------------------------------------------------------------------------------------

VP -- Goldman Sachs Mid Cap Value Fund  Lipper Mid-Cap Value Funds Index
---------------------------------------------------------------------------------------

VP -- Partners Small Cap Value Fund     Lipper Small-Cap Value Funds Index
---------------------------------------------------------------------------------------


Under the Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's semiannual shareholder report for the period ending June 30, 2009.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the Funds' investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the Funds. These services include administrative, accounting, treasury, and other services. Fees paid by each Fund for these services are included under "Other expenses" in the "Annual Fund Operating Expenses" table under "Fees and Expenses of the Fund."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor) provides underwriting and distribution services to the Funds. Under distribution agreements and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees on Class 2 and Class 3 shares. The distributor uses these fees to support its distribution and servicing activity for Class 2 and Class 3 shares. Fees paid by the Fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the "Annual Fund Operating Expenses" table under "Fees and Expenses of the Fund." More information on how these fees are used is set forth under "Buying and Selling Shares -- Description of Fund Shares" and in the SAI.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide services to the Funds. The Funds pay the transfer agent a fee as set forth in the SAI and reimburse the transfer agent for its out-of-pocket expenses incurred while providing these services to the Funds. Fees paid by each Fund for these services are included under "Other expenses" in the "Annual Fund Operating Expenses" table under "Fees and Expenses of the Fund. RiverSource Service Corporation may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners Qualified Plan participants and the Accounts.

The SAI provides additional information about the services provided under the agreements set forth above.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  137P

PAYMENTS TO AFFILIATED AND UNAFFILIATED PARTICIPATING INSURANCE COMPANIES

The Funds may be sold as underlying investment options under Contracts offered by RiverSource Life Insurance Company (RiverSource Life), its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (together, the Affiliated Insurance Companies) and other unaffiliated participating insurance companies (collectively, the participating insurance companies). RiverSource Investments and its affiliates may make or support payments out of their own resources to the participating insurance companies including the Affiliated Insurance Companies as a result of their agreement to include the Funds as investment options under the Contracts. These Contracts may also include mutual funds other than the Funds as investment options, and the participating insurance companies including the Affiliated Insurance Companies may receive payments from the sponsors of these other mutual funds as a result of including those funds as underlying investment options under the Contracts. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the Funds in products offered by the Affiliated Insurance Companies, as employee compensation and business unit operating goals at all levels are tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the Funds. The amount of payment from sponsors of other funds that are offered as investment options under the Contracts or allocation from RiverSource Investments and its affiliates varies, and may be significant. The amount of the payment or allocation participating insurance companies receive from a fund may create an incentive for the companies and may influence their decision regarding which funds to include under a Contract. These arrangements are sometimes referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by the participating insurance companies. See your Contract prospectus for more information regarding these payments and allocations.

POTENTIAL CONFLICTS OF INTEREST

Shares of the Funds may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by participating life insurance companies. Due to differences in tax treatment or other considerations, the interests of various Contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Accounts of the participating insurance companies might be required to withdraw its investments in the Funds. This might force the Funds to sell securities at disadvantageous prices.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Managers Exemption. The RiverSource Family of Funds has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before any of RiverSource VP -- Cash Management Fund, RiverSource VP
-- Diversified Bond Fund, RiverSource VP -- Global Bond Fund, RiverSource
VP -- High Yield Bond Fund, or RiverSource VP -- Short Duration U.S. Government Fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time. RiverSource Investments and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.


--------------------------------------------------------------------------------
138P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

Affiliated Products. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds-of-funds) in the RiverSource Family of Funds, including the Funds. These funds-of-funds, individually or collectively, may own a significant percentage of the outstanding shares of the Funds, and RiverSource Investments seeks to balance potential conflicts between the funds-of-funds and the Funds in which they invest. The funds-of-funds' investment in the Funds may also have the effect of creating economies of scale (including lower expense ratios) because the funds-of-funds may own substantial portions of the shares of the Funds and, comparatively, a redemption of Fund shares by one or more funds-of-funds could cause the expense ratio of a Fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the funds-of-funds, the Funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the Funds may experience increased expenses as they buy and sell securities to manage these transactions. Substantial redemptions by the funds-of-funds within a short period of time could require a Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the Fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the Fund's investment strategy. RiverSource Investments also has an economic conflict of interest in determining the allocation of the funds-of-funds' assets among the funds in the RiverSource Family of Funds as it earns different fees from such funds. RiverSource Investments monitors expense levels of the Funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on investors who, as of 30 days after the end of the Funds' fiscal period, owned 5% or more of any class of a Fund's shares and those investors who owned 25% or more of a Fund's shares (all share classes taken together) including ownership by funds-of-funds.

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including, but not limited to, RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the Fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Funds. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Funds' shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  139P

BUYING AND SELLING SHARES

DESCRIPTION OF FUND SHARES

The Funds offer different classes of shares. There are differences among the fees and expenses for each share class. See "Fees and Expenses of the Fund" for more information. The following table shows the key features of each share class. Not all Funds offer all classes of shares and not all Funds or share classes may be available under your variable annuity contract or variable life insurance policy (Contracts) or qualified pension and retirement plans (Qualified Plans).

 INVESTMENTS OPTIONS SUMMARY

                                                DISTRIBUTION AND/OR
                      ELIGIBILITY               SERVICE FEE**
Class 1               For Funds that are        0.00%
                      sold as underlying
                      investment options
                      of Contracts offered
                      by participating
                      life insurance
                      companies Available
                      in certain Qualified
                      Plans
Class 2               For Funds that are        0.25%
                      sold as underlying
                      investment options
                      of Contracts offered
                      by participating
                      life insurance
                      companies Available
                      in certain Qualified
                      Plans
Class 3*              For Funds that are        0.125%
                      sold as underlying
                      investment options
                      of Contracts offered
                      by participating
                      life insurance
                      companies Available
                      in certain Qualified
                      Plans


 * Prior to the date of this prospectus Class 3 was known as unnamed class of shares.
** Each Fund pays this fee under a Rule 12b-1 plan, to the distributor. The distributor uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners who invest in Class 2 or Class 3 shares, as applicable, and for distribution related expenses. Additionally, the distributor may use this fee to make payments to Qualified Plan sponsors or their affiliates for similar services provided to Qualified Plans and their participants. Because these 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

PRICING AND VALUING OF FUND SHARES

The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a Fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the Fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The Funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when investors will not be able to purchase or sell the Fund's shares.

PURCHASING SHARES

As a Contract owner or participant in a Qualified Plan, you may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract or contributing to a Qualified Plan and making allocations to one or more Funds. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund, a participating insurance company or Qualified Plan sponsor.

See your Contract prospectus or Qualified Plan disclosure documents for further information concerning allocations to the Funds, minimum and maximum payments and submission and acceptance of your application.

TRANSFERRING/SELLING SHARES

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to Accounts that may own shares directly, are described in your Contract Prospectus or Qualified Plan disclosure documents.

You may transfer all or part of your investment in a Fund to one or more of the other investment options available under your Contract or Qualified Plan.


--------------------------------------------------------------------------------
140P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund or a participating insurance company or Qualified Plan sponsor.

Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.

SHORT TERM OR EXCESSIVE TRADING

The Board has adopted a policy that the Funds will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading in funds that invest in securities that trade on overseas securities markets may be vulnerable to market timers who seek to take advantage of changes in value of securities between the close of overseas markets and the closure of U.S. markets in order to take advantage of inefficiencies in the fund's pricing of those securities. This type of short-term trading is sometimes referred to as "arbitrage" market timing. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs. The Funds, when used as underlying funds for funds-of-funds, may be more susceptible to the risks of market timing. Funds that invest directly in securities that trade infrequently may be vulnerable to market timers. To the extent a Fund has significant holdings in foreign securities, small cap stocks, floating rate loans and/or high yield bonds, the risks of market timing may be greater for that Fund than for other funds. See "Principal Investment Strategies of the Fund" for each Fund in the "More Information About the Funds" section for a discussion of the types of securities in which your Fund invests. See "Pricing and Valuing of Fund Share" for a discussion of the Funds' policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The Funds are currently offered as underlying funds for affiliated funds-of funds and as investment options under Contracts offered by affiliated and unaffiliated insurance companies and to Qualified Plans, which are administered by third-party administrations (TPAs). Because the insurance companies and TPA process Fund trades on an omnibus basis and the Funds cannot generally ascertain the identity of a particular Contract owner or Qualified Plan participant or whether the same has placed a particular purchase or sale order, the Board has adopted procedures intended to detect and deter market timing activities at the omnibus account level.

As required by SEC rules, the Fund has entered or will enter into agreements with participating insurance companies and TPAs (each, a Sponsoring Entity) whereby the Fund or its agents may require a Sponsoring Entity to provide individual account level information about you and your trading activities in the Fund. If the Fund detects market timing activities at the omnibus level, the Fund may require the Sponsoring Entity to take actions to curtail the activity, which may include restricting your trading activity in the Fund.

The procedures that are designed to detect and deter market timing activities at the Contract level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some Contracts may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.

Please refer to your Contract prospectus for specific details on transfers between investment options and market timing policies and procedures.

DISTRIBUTIONS AND TAXES

REINVESTMENTS

All distributions by the Funds are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each of the following Funds intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes: RiverSource VP - Cash Management Fund, RiverSource VP - Diversified Bond Fund, VP - Global Bond Fund, RiverSource
VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund, RiverSource VP - Short Duration U.S. Government Fund, Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  141P

Each of the following Funds will be treated as partnerships for federal income tax purposes, and do not expect to make regular distributions to shareholders:
RiverSource VP - Balanced Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Dynamic Equity Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - S&P 500 Index Fund, Seligman VP - Growth Fund, Seligman VP - Larger-Cap Value Fund, Seligman
VP - Smaller-Cap Value Fund, VP - Davis New York Venture Fund, VP - Goldman Sachs Mid Cap Value Fund and VP - Partners Small Cap Value Fund.

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Funds. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.


--------------------------------------------------------------------------------
142P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. For the year ended 2009, per share net investment income
(loss) amounts of the Funds, except RiverSource VP - Cash Management Fund, are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and other distributions, if any). Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year. Inclusion of these charges would reduce total return for all periods shown. The information for the fiscal years ended on or after Dec. 31, 2007 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the periods ended on or before Dec. 31, 2006 has been audited by other auditors.

RiverSource Partners VP - Fundamental Value Fund (Effective May 1, 2010 -- VP - Davis New York Venture Fund)


                                                     YEAR ENDED DEC. 31,
                                        --------------------------------------------        YEAR ENDED
PER SHARE DATA                           2009        2008          2007      2006(a)     AUG. 31, 2006(b)
Net asset value, beginning of
 period                                  $6.82      $11.20        $10.92      $10.03          $10.06
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .05         .06           .11         .03             .02
Net gains (losses) (both realized
 and unrealized)                          2.09       (4.35)          .30         .91            (.03)
---------------------------------------------------------------------------------------------------------
Total from investment operations          2.14       (4.29)          .41         .94            (.01)
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     --        (.00)(c)      (.11)       (.02)           (.02)
Distributions from realized gains           --        (.09)         (.02)       (.02)             --
Tax return of capital                       --          --            --        (.01)             --
---------------------------------------------------------------------------------------------------------
Total distributions                         --        (.09)         (.13)       (.05)           (.02)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period           $8.96       $6.82        $11.20      $10.92          $10.03
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                            31.33%     (38.58%)        3.84%       9.30%           (.05%)
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                     .94%       1.06%          .99%       1.02%(e)        1.15%(e)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                  .94%       1.03%          .99%       1.02%(e)        1.07%(e)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)              .64%        .81%         1.03%        .83%(e)        1.27%(e)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $2,023        $842          $786        $397            $232
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    21%         18%           12%          3%              3%
---------------------------------------------------------------------------------------------------------



(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.
(c) Rounds to zero.
(d) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e) Annualized.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  143P

RiverSource Partners VP - Select Value Fund (Effective May 1, 2010 -- VP - Goldman Sachs Mid Cap Value Fund)

                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $6.72       $10.69      $11.37       $11.72        $11.45         $9.95
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10          .16         .11          .04           .25           .05
Net gains (losses) (both realized and
 unrealized)                                         2.35        (4.05)        .59          .79           .44          1.55
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.45        (3.89)        .70          .83           .69          1.60
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --           --        (.13)        (.03)         (.25)         (.05)
Distributions from realized gains                      --         (.08)      (1.25)       (1.15)         (.17)         (.05)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --         (.08)      (1.38)       (1.18)         (.42)         (.10)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.17        $6.72      $10.69       $11.37        $11.72        $11.45
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       36.47%      (36.58%)      6.03%        7.13%         6.17%        16.18%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.56%        4.35%       2.09%        1.22%(c)      1.19%         1.17%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.17%        1.14%       1.05%        1.09%(c)      1.08%         1.15%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.36%        1.57%        .88%         .95%(c)      2.19%          .45%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $14          $12         $27          $28           $27           $23
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               99%          96%         93%         112%           35%           31%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


--------------------------------------------------------------------------------
144P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource Partners VP - Small Cap Value Fund (Effective May 1, 2010 -- VP - Partners Small Cap Value Fund)


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $8.98       $13.63      $14.89       $15.06        $14.46        $13.10
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04          .08         .11          .02           .06           .02
Net gains (losses) (both realized and
 unrealized)                                         3.24        (4.26)       (.81)        1.46          1.61          2.53
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     3.28        (4.18)       (.70)        1.48          1.67          2.55
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.01)       (.12)        (.02)         (.06)         (.01)
Distributions from realized gains                      --         (.46)       (.44)       (1.63)        (1.01)        (1.18)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --         (.47)       (.56)       (1.65)        (1.07)        (1.19)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.26        $8.98      $13.63       $14.89        $15.06        $14.46
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       36.55%      (31.57%)     (4.90%)       9.99%        12.28%        20.02%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.27%        1.27%       1.28%        1.32%(c)      1.28%         1.28%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.26%        1.22%       1.23%        1.26%(c)      1.24%         1.28%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .43%         .84%        .73%         .48%(c)       .41%          .12%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $1,322         $916      $1,024         $619          $549          $412
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               58%          76%         58%          23%          102%           65%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  145P

RiverSource VP - Balanced Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $9.89       $15.09      $15.61       $15.44        $15.18        $14.17
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .29          .46         .43          .13           .41           .35
Net gains (losses) (both realized and
 unrealized)                                         2.11        (4.72)       (.16)        1.04           .72          1.02
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.40        (4.26)        .27         1.17          1.13          1.37
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.03)       (.45)        (.10)         (.41)         (.36)
Distributions from realized gains                      --         (.91)       (.34)        (.90)         (.46)           --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --         (.94)       (.79)       (1.00)         (.87)         (.36)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.29        $9.89      $15.09       $15.61        $15.44        $15.18
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       24.23%      (29.92%)      1.74%        7.73%         7.76%         9.68%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                       .73%         .71%        .80%         .84%(c)       .77%          .82%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.75%        3.27%       2.65%        2.43%(c)      2.63%         2.34%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $1,016         $921      $1,731       $2,071        $2,046        $2,437
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           208%         131%        118%          38%          130%          131%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 164% and 82% for the years ended Dec. 31, 2009 and 2008, respectively.


--------------------------------------------------------------------------------
146P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP - Cash Management Fund


                                                               YEAR ENDED DEC. 31,                    YEAR ENDED AUG. 31,
                                                   ------------------------------------------         -------------------
PER SHARE DATA                                      2009       2008        2007       2006(a)          2006          2005
Net asset value, beginning of period               $1.00       $1.00       $1.00        $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .00(b)      .02         .05          .02           .04           .02
Net gains (losses) (both realized and
 unrealized)                                         .00(b)      .00(b)       --           --            --            --
Increase from payments by affiliate                  .00(b)      .00(b)       --           --            --            --
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     .00(b)      .02         .05          .02           .04           .02
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.00)(b)    (.02)       (.05)        (.02)         (.04)         (.02)
-------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                  .00(b)       --          --           --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00       $1.00       $1.00        $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        .16%(c)    2.31%(d)    4.75%        1.54%         4.01%         1.92%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(e)
Gross expenses prior to expense
 waiver/reimbursement                               .64%        .62%        .60%         .60%(f)       .67%          .70%
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(g)                            .47%        .62%        .60%         .60%(f)       .67%          .70%
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        .07%       2.27%       4.72%        4.66%(f)      4.01%         1.88%
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $959      $1,673      $1,338       $1,055          $999          $688
-------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Rounds to zero.
(c) During the year ended Dec. 31, 2009, the Fund received payments by an affiliate (see Note 12 to the Financial Statements). Had the Fund not received these payments, the total return would have been lower by 0.09%.
(d) During the year ended Dec. 31, 2008, the Fund received a reimbursement from an affiliate. Had the Fund not received this reimbursement, the total return would have been lower by 0.57%.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(f) Annualized.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund's participation in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  147P

RiverSource VP - Diversified Bond Fund


                                                               YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   -------------------------------------------        --------------------
PER SHARE DATA                                      2009        2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $9.80      $10.50      $10.47       $10.39        $10.66        $10.62
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .43         .50         .50          .16           .43           .39
Net gains (losses) (both realized and
 unrealized)                                          .95       (1.15)        .03          .08          (.27)          .06
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.38        (.65)        .53          .24           .16           .45
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.42)       (.05)       (.49)        (.16)         (.43)         (.41)
Tax return of capital                                  --          --        (.01)          --            --            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.42)       (.05)       (.50)        (.16)         (.43)         (.41)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.76       $9.80      $10.50       $10.47        $10.39        $10.66
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       14.42%      (6.32%)      5.20%        2.32%         1.58%         4.27%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                       .71%        .72%        .74%         .74%(c)       .80%          .82%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        4.12%       4.77%       4.79%        4.57%(c)      4.15%         3.65%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $5,577      $4,480      $4,353       $2,745        $2,325        $1,824
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           434%        231%        289%         109%          292%          293%
--------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 308% and 120% for the years ended Dec. 31, 2009 and 2008, respectively.


--------------------------------------------------------------------------------
148P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP - Diversified Equity Income Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $8.84       $16.24      $15.48       $15.09        $13.83        $11.17
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .23         .24          .07           .23           .20
Net gains (losses) (both realized and
 unrealized)                                         2.23        (6.35)        .98         1.33          1.80          2.65
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.43        (6.12)       1.22         1.40          2.03          2.85
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.01)       (.25)        (.05)         (.22)         (.19)
Distributions from realized gains                      --        (1.27)       (.21)        (.96)         (.55)           --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --        (1.28)       (.46)       (1.01)         (.77)         (.19)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.27        $8.84      $16.24       $15.48        $15.09        $13.83
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.46%      (40.47%)      8.02%        9.37%        15.19%        25.59%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                       .76%         .86%        .86%         .91%(c)       .91%          .84%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.14%        2.03%       1.47%        1.39%(c)      1.61%         1.66%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $3,857       $2,765      $4,079       $3,446        $2,877        $1,679
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               49%          41%         29%           5%           27%           25%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  149P

RiverSource VP - Dynamic Equity Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period               $13.26       $25.27      $25.04       $22.91        $21.48        $19.32
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .26          .38         .35          .09           .29           .24
Net gains (losses) (both realized and
 unrealized)                                         2.94       (10.22)        .39         2.10          1.43          2.15
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     3.20        (9.84)        .74         2.19          1.72          2.39
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.04)       (.34)        (.06)         (.29)         (.23)
Distributions from realized gains                      --        (2.13)       (.17)          --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --        (2.17)       (.51)        (.06)         (.29)         (.23)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $16.46       $13.26      $25.27       $25.04        $22.91        $21.48
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       24.13%      (42.16%)      2.93%        9.59%         8.02%        12.42%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                       .71%         .72%        .86%         .83%(c)       .82%          .80%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.87%        1.77%       1.29%        1.16%(c)      1.30%         1.13%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $1,393       $1,349      $3,023       $3,737        $3,733        $2,510
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               70%         109%         66%          21%           85%          132%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.


--------------------------------------------------------------------------------
150P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP - Global Bond Fund


                                                               YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   -------------------------------------------        --------------------
PER SHARE DATA                                      2009        2008        2007       2006(a)         2006          2005
Net asset value, beginning of period               $10.50      $11.32      $10.90       $10.79        $11.02        $10.82
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .31         .42         .38          .12           .30           .34
Net gains (losses) (both realized and
 unrealized)                                          .88        (.46)        .44          .11          (.17)          .39
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.19        (.04)        .82          .23           .13           .73
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)       (.77)       (.40)        (.12)         (.31)         (.53)
Distributions from realized gains                      --        (.01)         --           --          (.05)           --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)       (.78)       (.40)        (.12)         (.36)         (.53)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.50      $10.50      $11.32       $10.90        $10.79        $11.02
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       11.38%       (.44%)      7.65%        2.15%         1.27%         6.75%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                .97%        .97%       1.00%        1.00%(c)      1.06%         1.08%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .96%        .97%       1.00%        1.00%(c)      1.06%         1.08%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.78%       3.56%       3.45%        3.22%(c)      2.85%         2.63%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $1,676      $1,439      $1,328         $782          $692          $575
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               77%         62%         69%          20%           65%           79%
--------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  151P

RiverSource VP - Global Inflation Protected Securities Fund


                                                               YEAR ENDED DEC. 31,                  YEAR ENDED AUG. 31,
                                                   -------------------------------------------      -------------------
PER SHARE DATA                                      2009        2008        2007       2006(a)       2006       2005(b)
Net asset value, beginning of period               $10.06      $10.28       $9.76       $10.04      $10.19       $10.00
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .13         .43         .52          .06         .47          .32
Net gains (losses) (both realized and
 unrealized)                                          .50        (.40)        .24         (.10)       (.26)         .19
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .63         .03         .76         (.04)        .21          .51
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (1.29)       (.25)       (.24)        (.24)       (.34)        (.32)
Distributions from realized gains                    (.00)(c)      --          --           --        (.02)          --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.29)       (.25)       (.24)        (.24)       (.36)        (.32)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.40      $10.06      $10.28        $9.76      $10.04       $10.19
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        6.84%        .14%       7.93%        (.49%)      2.18%        5.22%
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                .71%        .73%        .74%         .72%(e)     .77%         .87%(e)
-----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                             .71%        .72%        .72%         .72%(e)     .72%         .75%(e)
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.41%       3.95%       4.50%        1.09%(e)    4.23%        3.42%(e)
-----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $2,348        $983        $820         $582        $403         $116
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              135%         54%         80%          --%         75%          29%
-----------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.
(c) Rounds to zero.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Annualized.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


--------------------------------------------------------------------------------
152P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP - High Yield Bond Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $4.84        $6.48       $6.85        $6.68         $6.76         $6.60
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .55          .66         .50          .16           .47           .44
Net gains (losses) (both realized and
 unrealized)                                         1.94        (2.28)       (.37)         .19          (.09)          .16
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.49        (1.62)        .13          .35           .38           .60
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.62)        (.02)       (.50)        (.18)         (.46)         (.44)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.71        $4.84       $6.48        $6.85         $6.68         $6.76
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       53.86%      (25.19%)      1.86%        5.43%         5.76%         9.31%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                       .86%         .89%        .87%         .88%(c)       .87%          .83%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        9.43%        8.84%       7.38%        7.35%(c)      7.02%         6.58%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $727         $522      $1,032       $1,216        $1,192        $1,246
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              102%          58%         84%          29%          106%          106%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  153P

RiverSource VP - Income Opportunities Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $7.99        $9.86      $10.32       $10.08        $10.39        $10.29
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .84          .69         .70          .22           .64           .59
Net gains (losses) (both realized and
 unrealized)                                         2.46        (2.54)       (.44)         .24          (.26)          .18
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     3.30        (1.85)        .26          .46           .38           .77
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.58)        (.02)       (.68)        (.22)         (.64)         (.59)
Distributions from realized gains                      --           --        (.02)          --          (.05)         (.08)
Tax return of capital                                  --           --        (.02)          --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.58)        (.02)       (.72)        (.22)         (.69)         (.67)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.71        $7.99       $9.86       $10.32        $10.08        $10.39
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       42.41%      (18.82%)      2.65%        4.66%         3.76%         7.73%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                .88%         .92%        .91%         .90%(c)       .96%         1.03%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .88%         .92%        .91%         .90%(c)       .96%          .99%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        8.63%        8.04%       6.89%        6.72%(c)      6.39%         5.69%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $2,004         $755        $736         $409          $259           $45
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               70%          76%         98%          29%           87%           93%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


--------------------------------------------------------------------------------
154P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP - Mid Cap Growth Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $7.04       $12.85      $11.42       $10.96        $12.43        $10.11
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.01)         .00(b)     (.02)         .03          (.01)         (.04)
Net gains (losses) (both realized and
 unrealized)                                         4.48        (5.74)       1.58          .91          (.44)         2.36
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     4.47        (5.74)       1.56          .94          (.45)         2.32
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.00)(b)    (.01)        (.03)           --            --
Distributions from realized gains                      --         (.07)       (.12)        (.45)        (1.02)           --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --         (.07)       (.13)        (.48)        (1.02)           --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.51        $7.04      $12.85       $11.42        $10.96        $12.43
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       63.39%      (44.84%)     13.74%        8.54%        (4.43%)       23.03%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(C)
Total expenses                                      1.07%         .88%        .86%         .88%(d)       .92%          .82%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (.15%)       (.01%)      (.12%)        .70%(d)      (.14%)        (.32%)
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $380         $256        $593         $690          $709          $255
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          70%         93%          24%           43%           34%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Rounds to zero.
(c) Expense ratios include the impact of a performance adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  155P

RiverSource VP - Mid Cap Value Fund


                                                                YEAR ENDED DEC. 31,                  YEAR ENDED AUG. 31,
                                                   --------------------------------------------      -------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)       2006       2005(b)
Net asset value, beginning of period                $6.34       $14.60      $13.49       $12.65      $11.42       $10.15
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10          .08         .10          .05         .09          .01
Net gains (losses) (both realized and
 unrealized)                                         2.50        (5.52)       1.29          .98        1.27         1.28
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.60        (5.44)       1.39         1.03        1.36         1.29
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --           --        (.11)        (.05)       (.09)        (.02)
Distributions from realized gain                       --        (2.82)       (.17)        (.14)       (.04)          --
------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --        (2.82)       (.28)        (.19)       (.13)        (.02)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.94        $6.34      $14.60       $13.49      $12.65       $11.42
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       40.93%      (45.10%)     10.35%        8.07%      11.93%       12.70%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .85%        1.04%       1.03%        1.07%(d)    1.44%        2.97%(d)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .85%        1.04%       1.03%        1.07%(d)    1.11%        1.08%(d)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.48%        1.01%        .72%        1.23%(d)    1.02%         .62%(d)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $242         $247        $355         $370        $228           $7
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               39%          47%         77%           4%         60%           7%
------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.
(c) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


--------------------------------------------------------------------------------
156P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

RiverSource VP - S&P 500 Index Fund


                                                               YEAR ENDED DEC. 31,                    YEAR ENDED AUG. 31,
                                                   -------------------------------------------        -------------------
PER SHARE DATA                                      2009         2008        2007      2006(a)         2006         2005
Net asset value, beginning of period                $5.96        $9.83      $9.59       $8.85         $8.30         $7.54
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12          .16        .15         .04           .13           .13
Net gains (losses) (both realized and
 unrealized)                                         1.43        (3.69)       .33         .77           .57           .76
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.55        (3.53)       .48         .81           .70           .89
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.01)      (.17)       (.03)         (.13)         (.13)
Distributions from realized gains                      --         (.33)      (.07)       (.04)         (.02)           --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --         (.34)      (.24)       (.07)         (.15)         (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.51        $5.96      $9.83       $9.59         $8.85         $8.30
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       26.00%      (37.10%)     5.01%       9.27%         8.38%(b)     11.98%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(C)
Gross expenses prior to expense
 waiver/reimbursement                                .50%         .54%       .52%        .51%(d)       .53%          .56%
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .50%         .51%       .50%(f)     .50%(d)       .50%          .50%
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.93%        1.79%      1.48%       1.44%(d)      1.46%         1.65%
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $220         $193       $380        $392          $367          $367
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               31%           4%         4%          2%            6%            5%
-------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) The Fund received a one time transaction fee reimbursement by Ameriprise Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Prior to rounding, the ratio of net expenses to average net assets after expense waiver/reimbursement was 0.495% for the year ended Dec. 31, 2007.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  157P

RiverSource VP - Short Duration U.S. Government Fund


                                                               YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   -------------------------------------------        --------------------
PER SHARE DATA                                      2009        2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $9.95      $10.23      $10.13       $10.11        $10.21        $10.34
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21         .32         .42          .13           .36           .27
Net gains (losses) (both realized and
 unrealized)                                          .33        (.58)        .10          .02          (.10)         (.13)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .54        (.26)        .52          .15           .26           .14
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.32)       (.02)       (.42)        (.13)         (.36)         (.27)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.17       $9.95      $10.23       $10.13        $10.11        $10.21
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        5.53%      (2.64%)      5.33%        1.55%         2.61%         1.43%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                       .76%        .79%        .79%         .77%(c)       .82%          .83%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.12%       3.19%       4.17%        3.97%(c)      3.55%         2.67%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $519        $503        $483         $457          $463          $484
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           428%        314%        213%          58%          236%          171%
--------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(c) Annualized.
(d) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 350% and 190% for the years ended Dec. 31, 2009 and 2008, respectively.


--------------------------------------------------------------------------------
158P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

Seligman VP - Growth Fund


                                                               YEAR ENDED DEC. 31,                    YEAR ENDED AUG. 31,
                                                   -------------------------------------------        -------------------
PER SHARE DATA                                      2009         2008        2007      2006(a)         2006         2005
Net asset value, beginning of period                $4.25        $7.65      $7.50       $6.93         $6.61         $5.69
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .03          .10        .08         .01           .06           .03
Net gains (losses) (both realized and
 unrealized)                                         1.54        (3.48)       .15         .57           .33           .91
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.57        (3.38)       .23         .58           .39           .94
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.02)      (.08)       (.01)         (.07)         (.02)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.82        $4.25      $7.65       $7.50         $6.93         $6.61
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       37.00%      (44.35%)     3.07%       8.27%         5.79%        16.74%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                       .80%         .75%       .89%       1.01%(c)       .91%          .92%
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .71%        1.36%      1.01%        .59%(c)      1.04%          .42%
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $240         $275       $627        $640          $612          $392
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              152%         150%       116%         30%          156%          154%
-------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  159P

Seligman VP - Larger-Cap Value Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $6.59       $11.12      $12.23       $11.71        $10.99        $10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10          .21         .17          .05           .17           .14
Net gains (losses) (both realized and
 unrealized)                                         1.62        (4.52)       (.22)        1.13           .98          1.06
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.72        (4.31)       (.05)        1.18          1.15          1.20
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.01)       (.17)        (.05)         (.17)         (.14)
Distributions from realized gains                      --         (.21)       (.89)        (.61)         (.26)         (.07)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --         (.22)      (1.06)        (.66)         (.43)         (.21)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.31        $6.59      $11.12       $12.23        $11.71        $10.99
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       26.12%      (39.46%)      (.46%)      10.15%        10.75%        12.04%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.24%        1.28%       1.08%        1.23%(c)      1.20%         2.55%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.05%         .93%       1.04%        1.05%(c)      1.02%         1.05%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.40%        2.08%       1.35%        1.33%(c)      1.55%         1.37%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $15          $10         $22          $25           $21           $15
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               16%          75%         39%          13%           49%           52%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


--------------------------------------------------------------------------------
160P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

Seligman VP - Smaller-Cap Value Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $6.49       $11.80      $13.03       $13.80        $15.11        $12.64
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.04)         .02         .01          .01            --          (.04)
Net gains (losses) (both realized and
 unrealized)                                         2.63        (4.23)       (.52)        1.11           .61          3.14
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.59        (4.21)       (.51)        1.12           .61          3.10
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --           --        (.02)        (.01)           --            --
Distributions from realized gains                      --        (1.10)       (.70)       (1.88)        (1.92)         (.63)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --        (1.10)       (.72)       (1.89)        (1.92)         (.63)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.08        $6.49      $11.80       $13.03        $13.80        $15.11
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       39.81%      (38.59%)     (4.19%)       8.14%         4.40%        24.88%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.09%        1.06%       1.01%        1.08%(c)      1.06%         1.07%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.09%         .96%       1.01%        1.08%(c)      1.06%         1.07%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (.56%)        .19%        .06%         .22%(c)      (.02%)        (.28%)
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $79          $68        $161         $220          $218          $235
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                6%         269%        150%          74%          132%          112%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  161P

Threadneedle VP - Emerging Markets Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $8.76       $22.49      $17.35       $16.32        $13.14         $9.80
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .06          .16         .14         (.02)          .09           .06
Net gains (losses) (both realized and
 unrealized)                                         6.42       (10.66)       6.11         3.21          3.85          3.72
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     6.48       (10.50)       6.25         3.19          3.94          3.78
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)        (.12)       (.11)          --          (.06)         (.06)
Distributions from realized gains                      --        (3.11)      (1.00)       (2.16)         (.70)         (.38)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.04)       (3.23)      (1.11)       (2.16)         (.76)         (.44)
---------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                   .00(b)        --          --           --            --            --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $15.20        $8.76      $22.49       $17.35        $16.32        $13.14
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       74.08%      (53.71%)     38.11%       20.17%        30.97%        39.60%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Total expenses                                      1.42%        1.61%       1.50%        1.51%(d)      1.54%         1.55%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .52%        1.06%        .73%        (.36%)(d)      .68%          .58%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $912         $713        $962         $548          $427          $192
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              145%(e)      140%        124%          46%          146%          120%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Rounds to zero.
(c) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The aggregate cost of securities purchased for purposes of portfolio turnover excludes $41,979,743 for securities received at value on Feb. 13, 2009 in exchange for Fund shares issued.


--------------------------------------------------------------------------------
162P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS

Threadneedle VP - International Opportunity Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $8.58       $14.71      $13.19       $12.24        $10.02         $8.23
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .14          .27         .13          .02           .12           .11
Net gains (losses) (both realized and
 unrealized)                                         2.19        (6.12)       1.53         1.04          2.27          1.80
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.33        (5.85)       1.66         1.06          2.39          1.91
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.14)        (.28)       (.14)        (.10)         (.17)         (.12)
Tax return of capital                                  --           --          --         (.01)           --            --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.14)        (.28)       (.14)        (.11)         (.17)         (.12)
---------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                   .00(b)        --          --           --            --            --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.77        $8.58      $14.71       $13.19        $12.24        $10.02
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.54%(c)   (40.43%)     12.68%        8.72%        23.82%        23.29%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                      1.16%        1.15%       1.01%        1.08%(e)      1.12%         1.04%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.57%        2.21%        .94%         .55%(e)      1.04%         1.19%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $562         $535      $1,195       $1,311        $1,266        $1,184
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               90%          61%         94%          20%           74%           90%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Rounds to Zero.
(c) During the year ended Dec. 31, 2009, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.
(d) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e) Annualized.


--------------------------------------------------------------------------------
                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 PROSPECTUS  163P

RIVERSOURCE VARIABLE PORTFOLIO FUNDS
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474



Additional information about the Funds and their investments is available in the Funds' SAI, annual and semiannual reports. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report or to request other information about the Funds or to make a shareholder inquiry, contact your financial intermediary or RiverSource Family of Funds at 1(800) 221-2450 or through the address listed above.

Since shares of the Funds are offered generally only to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by the distributor, they are not offered to the public. Because of this, the Funds' offering documents and shareholder reports are not available on our public website at riversource.com/funds.

Information about the Funds, including the SAI, can be viewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-1520.



INVESTMENT COMPANY ACT FILE #:
811-22127



(RIVERSOURCE INVESTMENTS LOGO)                               S-6466-99 AE (4/10)

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
VARIABLE PORTFOLIO - CORE EQUITY FUND

PROSPECTUS APRIL 30, 2010

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THIS FUND IS CLOSED TO NEW INVESTORS.

PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF THE FUND DIRECTLY. YOU INVEST BY OWNING RIVERSOURCE VARIABLE ANNUITY FUND A OR RIVERSOURCE VARIABLE ANNUITY FUND B AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE ACCOUNT THAT INVESTS IN THE FUND.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS

SUMMARY OF THE FUND
Investment Objective.............................................   3p
Fees and Expenses of the Fund....................................   3p
Principal Investment Strategies of the Fund......................   4p
Principal Risks of Investing in the Fund.........................   4p
Past Performance.................................................   5p
Fund Management..................................................   6p
Buying and Selling Shares........................................   6p
Tax Information..................................................   6p
Financial Intermediary Compensation..............................   6p
MORE INFORMATION ABOUT THE FUND..................................   7P
Investment Objective.............................................   7p
Principal Investment Strategies of the Fund......................   7p
Principal Risks of Investing in the Fund.........................   8p
More about Annual Fund
  Operating Expenses.............................................   9p
Other Investment Strategies and Risks............................  10p
Fund Management and Compensation.................................  12p
BUYING AND SELLING SHARES........................................  14P
  Pricing and Valuing of Fund Shares.............................  14p
  Purchasing Shares..............................................  15p
  Transferring/Selling Shares....................................  15p
DISTRIBUTIONS AND TAXES..........................................  16P
FINANCIAL HIGHLIGHTS.............................................  17P




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2P  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE

RiverSource Variable Portfolio -- Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity and allocate your purchase payments to the variable account that invests in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on variable accounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher.

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR
 INVESTMENT)

Management fees                                         0.40%
Distribution and/or service (12b-1) fees                0.00%
Other expenses                                          0.04%
Total annual fund operating expenses                    0.44%
Less: Fee waiver/expense reimbursement(a)             (0.04%)
Total annual fund operating expenses after fee
waiver/expense reimbursement(a)                         0.40%


(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) indefinitely. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.40%.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a variable account that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses as indicated in the preceding table. The Example does not reflect the charges or expenses that apply to the variable account or the contract. Inclusion of such charges or expenses would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                     $41      $137      $243      $553




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       RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS  3P

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. In pursuit of the Fund's objective, the investment manager, RiverSource Investments, LLC, will choose equity investments by employing proprietary, disciplined quantitative methods.

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, to maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.


--------------------------------------------------------------------------------
4P  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

The Fund's returns do not reflect the expenses that apply to the variable accounts and contracts. Inclusion of these charges would reduce total returns for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.


                              ANNUAL TOTAL RETURNS
                                   (BAR CHART)


                                                           +6.57%    +15.79%   +3.32%    -41.62%   +24.40%

                                                            2005      2006      2007      2008      2009




                                 (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +16.36% (quarter ended Sept. 30, 2009).

- Lowest return for a calendar quarter was -23.73% (quarter ended Dec. 31, 2008).

 AVERAGE ANNUAL TOTAL RETURNS


                                                              SINCE
                                                            INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)          1 YEAR  5 YEARS  (9/10/04)
RiverSource Variable Portfolio -- Core
Equity Fund                               +24.40%   -1.53%    -0.18%
S&P 500 Index (reflects no deduction
for fees, expenses or taxes)              +26.46%   +0.42%    +1.93%
Lipper Large-Cap Core Funds Index
(reflects no deduction for taxes)         +28.15%   +0.61%    +2.01%





--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS  5P

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER         TITLE                      MANAGED FUND SINCE
-----------------         -----                      ------------------
Dimitris J. Bertsimas     Senior Portfolio Manager   2008
Gina K. Mourtzinou        Portfolio Manager          2008


BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract and allocating your purchase payments to the variable account that invests in the Fund. Please see your annuity prospectus for more information.

TAX INFORMATION

The Fund, a so-called disregarded entity for federal income tax purposes, does not expect to make regular distributions to shareholders (variable accounts). Federal income taxation of the variable account, life insurance company and annuity contract is discussed in your annuity contract prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as an underlying investment option of variable annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life). RiverSource Life may receive payments from affiliates for including the Fund as an investment option in the products. These payments may create a conflict of interest by influencing RiverSource Life's decision regarding which funds to include in a product. Employees of RiverSource Life and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company's success. See the product prospectus for more information regarding these payments and allocations.


--------------------------------------------------------------------------------
6P  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS

MORE INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE

RiverSource Variable Portfolio -- Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will choose equity investments by employing proprietary, disciplined quantitative methods.

The investment manager's disciplined quantitative approach is designed to identify companies with:

- Attractive valuations, based on factors such as price-to-earnings ratios;

- Sound balance sheets; or

- Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to other potential investments.

- The company continues to meet the investment manager's performance expectations.

The universe of stocks from which the investment manager selects the Fund's investments primarily will be those included in the Fund's benchmark, the S&P 500 Index.

In selecting stocks for the Fund to purchase or to sell, the investment manager employs a rigorous process for evaluating the relationship between the risk associated with each security and its potential for positive returns. This process includes factors such as:

- Limits on positions relative to weightings in the benchmark index.

- Limits on sector and industry allocations relative to the benchmark index.

- Limits on size of holdings relative to market liquidity.

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, to maintain investment efficiency or to increase flexibility.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS  7P

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.


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8P  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, "Fees and Expenses of the Fund" that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund's average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund's average net assets as of a different period or a different point in time, as the Fund's asset levels will fluctuate. In general, the Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund's operating expenses that would otherwise result because of a decrease in the Fund's assets in the current fiscal year.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS  9P

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds"), ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in potential losses for the Fund. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "Fund Management and Compensation" for more information.


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10P  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the "Annual Fund Operating Expenses" table under "Fees and Expenses of the Fund," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board of Trustees (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS  11P

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the Fund) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The RiverSource Family of Funds has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.40% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's semiannual shareholder report for the period ended June 30, 2009.


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12P  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

- MS and Ph.D., MIT.

Gina K. Mourtzinou, Ph.D., Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

- Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

- Ph.D., MIT.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

ADDITIONAL MANAGEMENT INFORMATION

Cash Reserves. The Fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including, but not limited to, RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses and is expected to operate at a very low expense ratio. The Fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the Fund's investment objective and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS  13P

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K, and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

BUYING AND SELLING SHARES

PRICING AND VALUING OF FUND SHARES

The net asset value (NAV) is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by the Fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the Fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The Fund uses an unaffiliated service provider to assist in determining fair values for foreign securities.


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14P  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract and allocating your purchase payments to the variable account that invests in the Fund. The variable account's purchase price will be the next NAV calculated after the request is received in good order by the Fund or the authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract. Any charges that apply to the variable account and your contract are described in your annuity contract prospectus.

You may transfer all or part of your value in a variable account investing in shares of the Fund to the fixed account as outlined in your annuity contract prospectus. The Fund is the only investment option available under the variable account.

Market timing is frequent or short-term trading activity. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. Due to the transfer restrictions under the annuity contract between the fixed account and the variable account investing in shares of the Fund, a contract owner may not engage in frequent or short-term trading, thereby mitigating the risks of market timing. For this reason, market timing monitoring procedures have not been established for the Fund. Please refer to your annuity contract prospectus for specific details on transfer restrictions between the fixed and variable account.

You may provide instructions to sell any shares you have allocated to the variable account. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. The variable account's sale price will be the next NAV calculated after the request is received in good order by the Fund or the authorized insurance company. Please refer to your annuity contract prospectus for more information about surrenders and withdrawals.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS  15P

DISTRIBUTIONS AND TAXES

The Fund, a so-called disregarded entity for federal income tax purposes, does not expect to make regular distributions to shareholders (variable accounts).

REINVESTMENTS

All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of the variable account, life insurance company and annuity contract is discussed in your annuity contract prospectus.


--------------------------------------------------------------------------------
16P  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. For the year ended Dec. 31, 2009, per share net investment income (loss) amount is calculated based on average shares outstanding during the period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Total returns do not reflect payment of expenses that apply to the variable accounts or annuity charges, if any. Inclusion of these charges would reduce total return for all periods shown. The information for the fiscal years ended on or after Dec. 31, 2007 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the periods ended on or before Dec. 31, 2006 has been audited by other auditors.

                                                                     YEAR ENDED DEC. 31,
                                                   -------------------------------------------------------
PER SHARE DATA                                      2009         2008        2007        2006        2005
Net asset value, beginning of period                $5.27       $10.30      $10.97      $11.14      $10.64
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12          .17         .19         .17         .16
Net gains (losses) (both realized and
 unrealized)                                         1.16        (4.01)        .15        1.41         .53
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.28        (3.84)        .34        1.58         .69
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.02)       (.17)       (.17)       (.16)
Distributions from realized gains                      --        (1.17)       (.84)      (1.58)       (.03)
----------------------------------------------------------------------------------------------------------
Total distributions                                    --        (1.19)      (1.01)      (1.75)       (.19)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.55        $5.27      $10.30      $10.97      $11.14
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       24.40%      (41.62%)      3.32%      15.79%       6.57%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .44%         .48%        .48%        .45%        .45%
----------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(b)                                    .40%         .40%        .40%        .40%        .40%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.25%        2.07%       1.68%       1.63%       1.48%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $187         $175        $365        $432        $466
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               76%         103%         65%         73%        121%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 PROSPECTUS  17P

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

RIVERSOURCE VARIABLE PORTFOLIO FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

Additional information about the Fund and its investments is available in the Funds' SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund or to make a shareholder inquiry, contact your financial intermediary or RiverSource Family of Funds at 1(800) 221-2450 or through the address listed above.

Shares of the Fund are offered generally only to separate accounts funding variable annuity contracts issued by an affiliated life insurance company. They are not offered to the public. Because of this, the Fund's offering documents and shareholder reports are not available on our public website at riversource.com/funds.

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #: 811-22127

(RIVERSOURCE INVESTMENTS LOGO)                                S-6347-99 H (4/10)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2010



RIVERSOURCE VARIABLE SERIES TRUST

  Disciplined Asset Allocation(SM) Portfolios - Aggressive

  Disciplined Asset Allocation Portfolios - Conservative

  Disciplined Asset Allocation Portfolios - Moderate

  Disciplined Asset Allocation Portfolios - Moderately Aggressive

  Disciplined Asset Allocation Portfolios - Moderately Conservative

The Disciplined Asset Allocation Portfolios offer a single class of shares.

This is the Statement of Additional Information ("SAI") for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus dated the same date as this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's annual or semiannual report to Shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the annual report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial intermediary or write to the RiverSource Family of Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474 or call 1 (800) 221-245.

Each fund is governed by a Board of Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following page.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies..............................    p. 3
Investment Strategies and Types of Investments..................................    p. 4
Information Regarding Risks and Investment Strategies...........................    p. 5
Securities Transactions.........................................................   p. 31
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager....   p. 33
Valuing Fund Shares.............................................................   p. 33
Portfolio Holdings Disclosure...................................................   p. 34
Proxy Voting....................................................................   p. 35
Selling Shares..................................................................   p. 37
Taxes...........................................................................   p. 38
Service Providers...............................................................   p. 39
  Investment Management Services................................................   p. 39
  Administrative Services.......................................................   p. 41
  Transfer Agency Services......................................................   p. 42
  Distribution Services.........................................................   p. 42
  Plan and Agreement of Distribution............................................   p. 42
  Custodian Services............................................................   p. 43
  Board Services Corporation....................................................   p. 43
Organizational Information......................................................   p. 43
Board Members and Officers......................................................   p. 50
Control Persons and Principal Holders of Securities.............................   p. 56
Information Regarding Pending and Settled Legal Proceedings.....................   p. 57
Independent Registered Public Accounting Firm...................................   p. 58
Appendix A: Description of Ratings..............................................  p. A-1


LIST OF TABLES

1.   Fund Fiscal Year Ends and Investment Categories.............................    p. 3
2.   Investment Strategies and Types of Investments..............................    p. 4
3.   Portfolio Managers..........................................................   p. 39
4.   Administrative Services Agreement Fee Schedule..............................   p. 41
5.   Administrative Fees.........................................................   p. 42
6.   12b-1 Fees..................................................................   p. 43
7.   Fund History Table for RiverSource Family of Funds..........................   p. 44
8.   Board Members...............................................................   p. 50
9.   Fund Officers...............................................................   p. 52
10.  Board Member Holdings -- All Funds..........................................   p. 55
11.  Board Member Compensation -- All Funds......................................   p. 55




Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                              Page 2

Throughout this SAI, the funds are referred to as follows:

Disciplined Asset Allocation Portfolios - Aggressive (Aggressive)
Disciplined Asset Allocation Portfolios - Conservative (Conservative) Disciplined Asset Allocation Portfolios - Moderate (Moderate)
Disciplined Asset Allocation Portfolios - Moderately Aggressive (Moderately Aggressive)
Disciplined Asset Allocation Portfolios - Moderately Conservative (Moderately Conservative)

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

            TABLE 1. FUND FISCAL YEAR ENDS AND INVESTMENT CATEGORIES


FUND                                                      Fiscal Year End     Fund Investment Category
--------------------------------------------------------------------------------------------------------
Aggressive                                                  December 31     Fund-of-funds - equity
--------------------------------------------------------------------------------------------------------
Conservative                                                December 31     Fund-of-funds - fixed income
--------------------------------------------------------------------------------------------------------
Moderate                                                    December 31     Fund-of-funds - equity
--------------------------------------------------------------------------------------------------------
Moderately Aggressive                                       December 31     Fund-of-funds - equity
--------------------------------------------------------------------------------------------------------
Moderately Conservative                                     December 31     Fund-of-funds - fixed income
--------------------------------------------------------------------------------------------------------


FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund (i.e., shareholders) as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund, subject to certain limitations, may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

Fund-of-funds invest in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the funds' investment structure.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND, THE FUND WILL NOT:

    - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

    - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds -- equity, under current Board policy, the fund has no current intention to lend to a material extent.

    - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds -- equity, under current Board policy, the fund has no current intention to borrow to a material extent.

    - Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

    - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign

Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                              Page 3
      currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

    - Issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

    - Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

    - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Fund-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Fund-of-funds currently only invest in underlying funds. The table below describes the various investment strategies and types of investments the underlying funds are allowed to engage in by asset class as described in the fund's prospectus.

             TABLE 2. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


                                                                   Authorized for underlying fund
                                                                 ----------------------------------
                                                                                        Fixed
                                                                                 Income/Alternative
                                                                                     Investment
INVESTMENT STRATEGY                                              Cash   Equity       Strategies
---------------------------------------------------------------------------------------------------
Agency and government securities                                   -       -              -
---------------------------------------------------------------------------------------------------
Borrowing                                                          -       -              -
---------------------------------------------------------------------------------------------------
Cash/money market instruments                                      -       -              -
---------------------------------------------------------------------------------------------------
Collateralized bond obligations                                   --       -              -
---------------------------------------------------------------------------------------------------
Commercial paper                                                   -       -              -
---------------------------------------------------------------------------------------------------
Common stock                                                      --       -              -
---------------------------------------------------------------------------------------------------
Convertible securities                                            --       -              -
---------------------------------------------------------------------------------------------------


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                              Page 4

                                                                   Authorized for underlying fund
                                                                 ----------------------------------
                                                                                        Fixed
                                                                                 Income/Alternative
                                                                                     Investment
INVESTMENT STRATEGY                                              Cash   Equity       Strategies
---------------------------------------------------------------------------------------------------
Corporate bonds                                                    A       -              -
---------------------------------------------------------------------------------------------------
Debt obligations                                                   -       -              -
---------------------------------------------------------------------------------------------------
Depositary receipts                                               --       -              -
---------------------------------------------------------------------------------------------------
Derivative instruments (including options and futures)            --       -              -
---------------------------------------------------------------------------------------------------
Exchange-traded funds                                             --       -              -
---------------------------------------------------------------------------------------------------
Floating rate loans                                               --      --              -
---------------------------------------------------------------------------------------------------
Foreign currency transactions                                     --       -              -
---------------------------------------------------------------------------------------------------
Foreign securities                                                 -       -              -
---------------------------------------------------------------------------------------------------
Funding agreements                                                 -       -              -
---------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)                           --       -              -
---------------------------------------------------------------------------------------------------
Illiquid and restricted securities                                 -       -              -
---------------------------------------------------------------------------------------------------
Indexed securities                                                --       -              -
---------------------------------------------------------------------------------------------------
Inflation protected securities                                    --       -              -
---------------------------------------------------------------------------------------------------
Initial Public Offerings (IPOs)                                    -       -              -
---------------------------------------------------------------------------------------------------
Inverse floaters                                                  --      --              -
---------------------------------------------------------------------------------------------------
Investment companies                                               -       -              -
---------------------------------------------------------------------------------------------------
Lending of portfolio securities                                    -       -              -
---------------------------------------------------------------------------------------------------
Loan participations                                               --       -              -
---------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities                              -       -              -
---------------------------------------------------------------------------------------------------
Mortgage dollar rolls                                             --       -              -
---------------------------------------------------------------------------------------------------
Municipal obligations                                              -       -              -
---------------------------------------------------------------------------------------------------
Pay-in-kind securities                                            --       -              -
---------------------------------------------------------------------------------------------------
Preferred stock                                                   --       -              -
---------------------------------------------------------------------------------------------------
Real estate investment trusts                                     --       -              -
---------------------------------------------------------------------------------------------------
Repurchase agreements                                              -       -              -
---------------------------------------------------------------------------------------------------
Reverse repurchase agreements                                      -       -              -
---------------------------------------------------------------------------------------------------
Short sales                                                       --       B              B
---------------------------------------------------------------------------------------------------
Sovereign debt                                                     -       -              -
---------------------------------------------------------------------------------------------------
Structured investments                                            --       -              -
---------------------------------------------------------------------------------------------------
Swap agreements                                                   --       -              -
---------------------------------------------------------------------------------------------------
Variable- or floating-rate securities                              -       -              -
---------------------------------------------------------------------------------------------------
Warrants                                                          --       -              -
---------------------------------------------------------------------------------------------------
When-issued securities and forward commitments                    --       -              -
---------------------------------------------------------------------------------------------------
Zero-coupon and step-coupon securities                             -       -              -
---------------------------------------------------------------------------------------------------


A. While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

B. The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A

Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                              Page 5
mutual fund's risk profile is largely defined by the fund's primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

BORROWING RISK. To the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

COMMON STOCK RISK. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will make the fund's portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the fund's concentration, the fund's overall value may decline to a greater degree than if the fund held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk. For example, if the affiliated money market fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

CONFIDENTIAL INFORMATION ACCESS RISK. In managing the fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The

Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                              Page 6
fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

CREDIT RISK. Credit risk is the risk that one or more fixed income securities in the fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund's investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative investments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund's exposure to principal risks (as described in the fund's prospectus) to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

EXCHANGE-TRADED FUND (ETF) RISK. An ETF's share price may not track its specified market index and may trade below its net asset value. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund's expenses and similar expenses incurred through ownership of the ETF.

The funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF's custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a "creation unit". Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The funds may redeem creation units for the underlying

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securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The funds' ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

FOREIGN CURRENCY RISK. The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Foreign securities are defined as securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.


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HIGHLY LEVERAGED TRANSACTIONS RISK. The high yield debt instruments in which the
Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the Fund's investment manager upon its credit analysis to be a suitable investment by the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INFLATION-PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INDUSTRY CONCENTRATION RISK. Investments that are concentrated in a particular issuer will make the Fund's portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate charges also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

ISSUER RISK. An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse

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developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

NON-DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage the funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SHORT SELLING RISK. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security's price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund's use of short sales in effect "leverages" the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.


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UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government, its agencies and instrumentalities, and government-sponsored enterprises issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or instrumentalities or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation* (FHLMC), Federal National Mortgage Association* (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

    * On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

BORROWING
If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Borrowing Risk and Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


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Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security

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generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities.

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In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.


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Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike rate) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.


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Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The fund's ability to redeem redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percentage of their total outstanding securities during any period of less than 30 days. There is a risk that Underlying ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event

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of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF's shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the

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investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.


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A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the

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amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations.

The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less

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than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such

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securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the

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inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.


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Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
To generate additional income, a fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, "U.S. government securities") or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will request additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund's loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. To the extent that the value or return of a fund's investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower's failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities:

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Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase

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these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security.

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Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES
In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.


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Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.


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Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure

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that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.


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ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements, and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Fund Distributors, Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information;

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accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis, New York and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis, New York and Los Angeles, it operates in this structure subject to its duty to seek best execution.


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The fund did not pay brokerage commissions for the fiscal period from May 1,
2008 (when the fund first became available) to Dec. 31, 2008. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services provided to the funds.

As of the end of the most recent fiscal period, the funds held no securities of its regular brokers or dealers or the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid to brokers affiliated with RiverSource Investments since the funds began operations.

VALUING FUND SHARES

In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the "Exchange"):

    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Typically short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.


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    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such portfolio holdings will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the fund's website (riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is made publicly available through the websites (riversource.com/funds for RiverSource and Threadneedle funds and Seligman.com for Seligman funds) as of month-end, approximately ten (10) days following the month-end. In addition to the monthly top ten holdings and the portfolio holdings information made available on the SEC website as part of a fund's annual, semi-annual and fiscal quarter filings, the investment manager also publishes on websites each fund's full portfolio holdings (including name and percentage of a fund's assets invested in each such holding) as of the end of each calendar quarter. This full list of portfolio holdings is made available approximately thirty (30) days following the end of each calendar quarter.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the websites or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI), such as custodians, auditors, subadvisers, independent consultants, financial printers (Cenveo, Inc., Bowne, Vestek, Morningstar Associates, LLC, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (such as Risk Metrics), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to

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facilitate the review and/or rating of the fund by ratings and rankings agencies
(including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Merrill Lynch & Co., and Morgan Stanley) and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

In connection with a proposed acquisition by RiverSource Investments' parent company, Ameriprise Financial, of certain asset management-related businesses operated by subsidiary companies of the Bank of America Corporation (BAC), RiverSource Investments may share certain of the funds' portfolio holdings information with select personnel of these BAC subsidiary companies as part of the overall integration efforts with RiverSource Investments. Disclosures are subject to confidentiality obligations and were approved by the PHC and the funds' Chief Compliance Officer.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.


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    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (as defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted

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in a manner contrary to the Board's guidelines. In making recommendations to the
Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.

SELLING SHARES

A fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.


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Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

Each fund and the distributor of the fund reserve the right to reject any business, in their sole discretion.

TAXES

Each fund will be treated as a partnership for federal income purposes. A partnership is not subject to U.S. federal income tax itself, although it must file a "Partnership Return of Income". Rather, each partner of a partnership, in computing its federal income tax liability for a taxable year, is required to take into account its allocable share of the fund's items of income, gain, loss, deduction or credit for the taxable year of the fund ending within or with the taxable year of the partner, regardless of whether such partner has received or will receive corresponding distributions from the fund.

The funds will not need to make distributions to their shareholders to preserve their tax status.

The funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. Under a safe harbor for separate accounts in Section 817(h) of the Code and Section 1.817-5(b)(2) of the Treasury Regulations, (a) at least 50% of the market value of the fund's total assets must be represented by cash and cash items (including receivables), Government securities, and securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. In addition, no more than 55% of the assets of the separate account which owns shares in the fund, including the separate account's proportionate share of the assets of the fund, can be in cash, cash items (including receivables), government securities and securities of other regulated investment companies.

An alternative diversification test is provided for in Section 1.817-5(b)(1). Under this test,

For purposes of the latter diversification requirement, the fund's beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The funds intend to meet such requirements.

The partners or owners of the funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation and to the extent possible, a fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.


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SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

The funds do not pay the investment manager a direct fee for investment management services. Under the agreement, the funds will pay taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; registration fees for public sale of securities; certain legal fees; consultants' fees; compensation or Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expenses related to a fund's participation in inverse floater structures; and expense properly payable by a fund, approved by the Board.

MANAGER OF MANAGERS EXEMPTION
The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

PORTFOLIO MANAGERS. For all funds the following provides information about the funds' portfolio managers as of December 31, 2009.
                           TABLE 3. PORTFOLIO MANAGERS

                                         OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                -------------------------------------------------------------  OWNERSHIP   POTENTIAL
                PORTFOLIO       NUMBER AND TYPE       APPROXIMATE        PERFORMANCE BASED      OF FUND    CONFLICTS   STRUCTURE OF
FUND            MANAGER         OF ACCOUNT(A)         TOTAL NET ASSETS   ACCOUNTS(B)             SHARES   OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive      Dimitris        29 RICs               $11.56 billion     8 RICs ($8.44 B)
                Bertsimas       1 PIV                 $591.86 million
                                18 other accounts(c)  $2.57 billion                                                         (2)
                -----------------------------------------------------------------------------
                Tao Qiu         4 RICs                $267.63 million    None
                                3 other accounts      $0.25 million                            None           (1)
                -----------------------------------------------------------------------------                          ------------
                Colin Lundgren  16 RICs               $1.53 billion      None                                               (3)
                                16 other accounts     $270.34 million
-----------------------------------------------------------------------------------------------------------------------------------
Conservative    Dimitris        29 RICs               $11.55 billion     8 RICs ($8.44 B)
                Bertsimas       1 PIV                 $591.86 million
                                18 other accounts(c)  $2.57 billion                                                         (2)
                -----------------------------------------------------------------------------
                Tao Qiu         4 RICs                $249.37 million    None
                                3 other accounts      $0.25 million                            None           (1)
                -----------------------------------------------------------------------------                          ------------
                Colin Lundgren  16 RICs               $1.51 billion      None                                               (3)
                                16 other accounts     $270.34 million
-----------------------------------------------------------------------------------------------------------------------------------
Moderate        Dimitris        29 RICs               $11.49 billion     8 RICs ($8.44 B)
                Bertsimas       1 PIV                 $591.86 million
                                18 other accounts(c)  $2.57 billion                                                         (2)
                -----------------------------------------------------------------------------
                Tao Qiu         4 RICs                $192.77 million    None
                                3 other accounts      $0.25 million                            None           (1)
                -----------------------------------------------------------------------------                          ------------
                Colin Lundgren  16 RICs               $1.45 billion      None                                               (3)
                                16 other accounts     $270.34 million
-----------------------------------------------------------------------------------------------------------------------------------
Moderately      Dimitris                                                 8 RICs ($8.44 B)
  Aggressive    Bertsimas       29 RICs               $11.53 billion
                                1 PIV                 $591.86 million
                                18 other accounts(c)  $2.57 billion                                                         (2)
                -----------------------------------------------------------------------------
                Tao Qiu         4 RICs                $228.80 million    None
                                3 other accounts      $0.25 million                            None           (1)
                -----------------------------------------------------------------------------                          ------------
                Colin Lundgren  16 RICs               $1.49 billion      None                                               (3)
                                16 other accounts     $270.34 million
-----------------------------------------------------------------------------------------------------------------------------------


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 39

                                         OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                -------------------------------------------------------------  OWNERSHIP   POTENTIAL
                PORTFOLIO       NUMBER AND TYPE       APPROXIMATE        PERFORMANCE BASED      OF FUND    CONFLICTS   STRUCTURE OF
FUND            MANAGER         OF ACCOUNT(A)         TOTAL NET ASSETS   ACCOUNTS(B)             SHARES   OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Moderately      Dimitris        29 RICs               $11.53 billion     8 RICs ($8.44 B)
  Conservative  Bertsimas       1 PIV                 $591.86 million
                                18 other accounts(c)  $2.57 billion                                                         (2)
                -----------------------------------------------------------------------------
                Tao Qiu         4 RICs                $235.90 million    None
                                3 other accounts      $0.25 million                            None           (1)
                -----------------------------------------------------------------------------                          ------------
                Colin Lundgren  16 RICs               $1.50 billion      None                                               (3)
                                16 other accounts     $270.34 million
-----------------------------------------------------------------------------------------------------------------------------------



(a) RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

POTENTIAL CONFLICTS OF INTEREST
(1) Management of the Disciplined Asset Allocation Portfolio fund-of-funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus. Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

        Because of the structure of the fund-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

        - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Disciplined Asset Allocation Portfolios, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

        - RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

        - RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain RiverSource funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

STRUCTURE OF COMPENSATION
(2) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year, five-year and ten-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by

Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 40
        the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(3) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

ADMINISTRATIVE SERVICES

Each fund has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fees are calculated as follows:

             TABLE 4. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    -------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     12,000,000,000    $12,000,000,001 +
-------------------------------------------------------------------------------------------------------------------------------
Aggressive                                0.020             0.020             0.020              0.020              0.020
Conservative
Moderate
Moderately Aggressive
Moderately Conservative
-------------------------------------------------------------------------------------------------------------------------------





Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 41

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in the last fiscal period are shown in the table below.

                          TABLE 5. ADMINISTRATIVE FEES

                                                           ADMINISTRATIVE SERVICES FEES
                                                                     PAID IN:
                                                           ----------------------------
FUND                                                           2009          2008(A)
---------------------------------------------------------------------------------------
Aggressive                                                   $ 3,716          $  919
---------------------------------------------------------------------------------------
Conservative                                                   6,699           1,537
---------------------------------------------------------------------------------------
Moderate                                                      13,734           3,690
---------------------------------------------------------------------------------------
Moderately Aggressive                                          9,694           2,860
---------------------------------------------------------------------------------------
Moderately Conservative                                        8,005           1,921
---------------------------------------------------------------------------------------





   (a) For the period from May 1, 2008 (when the fund first became available) to Dec. 31, 2008.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency and Servicing Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

RiverSource Fund Distributors, Inc. ("RiverSource Fund Distributors" or the "distributor"), 50611 Ameriprise Financial Center, Minneapolis, MN 55474, an indirect wholly-owned subsidiary of RiverSource Investments, LLC, is the funds' principal underwriter and distributor. Prior to May 2009, RiverSource Distributors, Inc. served as the funds principal underwriter and distributor. Each fund's shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing, each fund approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with RiverSource Distributors. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the RiverSource Variable Portfolio Funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

The Plan must be approved annually by the Board, including a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the fund (Independent Directors), if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of the Independent Directors of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the fund or by RiverSource Distributors. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval,

Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 42
and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Independent Directors of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of the Independent Directors is the responsibility of the other the Independent Directors. Independent Directors do not have any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period each fund paid 12b-1 fees as shown in the following table.

                               TABLE 6. 12B-1 FEES

FUND                                                              FEES PAID DURING LAST FISCAL YEAR
---------------------------------------------------------------------------------------------------
Aggressive                                                                     $ 46,457
---------------------------------------------------------------------------------------------------
Conservative                                                                     83,749
---------------------------------------------------------------------------------------------------
Moderate                                                                        170,619
---------------------------------------------------------------------------------------------------
Moderately Aggressive                                                           121,184
---------------------------------------------------------------------------------------------------
Moderately Conservative                                                         100,066
---------------------------------------------------------------------------------------------------




CUSTODIAN SERVICES

The fund's securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19(th) floor, New York, NY 10005. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each Independent Director, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The funds' headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by subaccounts, its shareholders. The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or

Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 43
obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

           TABLE 7. FUND HISTORY TABLE FOR RIVERSOURCE FAMILY OF FUNDS

                                                                                                           FISCAL
                                                 DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                          ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE BOND SERIES, INC.(2)            4/29/81, 4/8/86(1)                Corporation       NV/MN       7/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                                    2/16/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                             6/19/03                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Inflation Protected                                   3/4/04                                                  No
  Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                            6/19/03                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST           4/7/86                    Business Trust       MA       8/31(10)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund                            8/18/86                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE DIMENSIONS SERIES, INC.         2/20/68, 4/8/86(1)                Corporation       NV/MN       7/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid                             5/18/06                                                Yes
  Cap Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value                           2/16/06                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE DIVERSIFIED INCOME SERIES,      6/27/74, 4/8/86(1)
  INC.(2)                                                                     Corporation       NV/MN       8/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund(3)                              10/3/74                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE EQUITY SERIES, INC.             3/18/57, 4/8/86(1)                Corporation       NV/MN       11/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund(4)                                6/4/57                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GLOBAL SERIES, INC.                  10/28/88                     Corporation        MN         10/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and                          6/15/06                                                Yes
  Income Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                            2/16/06                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond Fund                                      3/20/89                                                 No
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                                    11/13/96                                                Yes
  Fund(4),(5),(11)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                        5/29/90                                                Yes
  Fund(5),(6),(11)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income Fund                            8/1/08                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha Fund                           8/1/08                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GOVERNMENT INCOME SERIES,            3/12/85
  INC.                                                                        Corporation        MN         5/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S.                                   8/19/85                                                Yes
  Government Fund(3)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage                              2/14/02                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GOVERNMENT MONEY MARKET FUND,        6/29/76          1/31/77                                                Yes
  INC.(17)                                                                    Corporation        MD         12/31
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE HIGH YIELD INCOME SERIES,            8/17/83
  INC.                                                                        Corporation        MN         5/31
---------------------------------------------------------------------------------------------------------------------------------


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 44

                                                                                                           FISCAL
                                                 DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                          ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
---------------------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund(3)
                                                 12/8/83                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INCOME SERIES, INC.             2/10/45, 4/8/86(1)                Corporation       NV/MN      1/31(7)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income                           2/16/06                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced                               2/16/06                                                Yes
  Income Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate                               2/16/06                                                Yes
  Income Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL MANAGERS                5/9/01
  SERIES, INC.(2)                                                             Corporation        MN         10/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International                                9/28/01                                                Yes
  Select Growth Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International                                9/28/01                                                Yes
  Select Value Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International Small                          10/3/02                                                Yes
  Cap Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL SERIES, INC.(2)        7/18/84                      Corporation        MN         10/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined International                             5/18/06                                                Yes
  Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific Fund                                    7/15/09                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                                      6/26/00                                                Yes
  Fund(5),(11)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                           11/15/84                                                Yes
  Fund(4),(5),(11)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INVESTMENT SERIES, INC.         1/18/40, 4/8/86(1)                Corporation       NV/MN       9/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund(4)                                      4/16/40                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth                          5/17/07                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value                           8/1/08                                                 Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income                            10/15/90                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                                    2/14/02                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE LARGE CAP SERIES, INC.(2)       5/21/70, 4/8/86(1)                Corporation       NV/MN       7/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund(4)                            4/24/03                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MANAGERS SERIES, INC.(2)             3/20/01                      Corporation        MN         5/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                            6/18/01                                                Yes
  Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value                              6/18/01                                                Yes
  Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MARKET ADVANTAGE SERIES,             8/25/89
  INC.                                                                        Corporation        MN         1/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                                     3/4/04                                                 Yes
  Conservative Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                            3/4/04                                                 Yes
  Conservative Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                            3/4/04                                                 Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                            3/4/04                                                 Yes
  Aggressive Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive                          3/4/04                                                 Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total                               3/4/04                                                 Yes
  Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index Fund                                   10/25/99                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index Fund                              8/19/96                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MONEY MARKET SERIES, INC.       8/22/75, 4/8/86(1)                Corporation       NV/MN       7/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Cash Management Fund                                  10/6/75                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SECTOR SERIES, INC.                  3/25/88                      Corporation        MN         6/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund(8)                          8/1/88                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate Fund                                      3/4/04                                                  No
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SELECTED SERIES, INC.                10/5/84                      Corporation        MN         3/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining                            4/22/85                                                 No
  Fund(9)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SERIES TRUST(14)                     1/27/06                    Business Trust       MA         4/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity                             10/18/07                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure                           2/19/09                                                 No
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                             5/18/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015 Fund                             5/18/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020 Fund                             5/18/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 45

                                                                                                           FISCAL
                                                 DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                          ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025 Fund
                                                 5/18/06                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030 Fund                             5/18/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035 Fund                             5/18/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040 Fund                             5/18/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045 Fund                             5/18/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SHORT TERM INVESTMENTS          4/23/68, 4/8/86(1)
  SERIES, INC.(15)                                                            Corporation       NV/MN       7/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Short-Term Cash Fund                                  9/26/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES             4/7/86
  TRUST                                                                     Business Trust       MA       8/31(10)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt Fund                             8/18/86                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt Fund                              8/18/86                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE STRATEGIC ALLOCATION SERIES,         10/9/84
  INC.(2)                                                                     Corporation        MN         9/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation Fund(4)                          1/23/85                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                           5/17/07                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE STRATEGY SERIES, INC.                1/24/84                      Corporation        MN         3/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value Fund                                     5/14/84                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT INCOME SERIES,      12/21/78, 4/8/86(1)
  INC.(2)                                                                     Corporation       NV/MN       11/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                                5/7/79                                                 Yes
  Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET         2/29/80, 4/8/86(1)
  SERIES, INC.(2)                                                             Corporation       NV/MN       12/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Money Market                               8/5/80                                                 Yes
  Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT SERIES, INC.         9/30/76, 4/8/86(1)                Corporation       NV/MN       11/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt Fund                         11/13/96                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond Fund                                 11/24/76                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE SERIES TRUST(12)            9/11/07                    Business Trust       MA         12/31
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                      5/1/08                                                 Yes
  Portfolios -- Aggressive
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                      5/1/08                                                 Yes
  Portfolios -- Conservative
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                      5/1/08                                                 Yes
  Portfolios -- Moderate
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                      5/1/08                                                 Yes
  Portfolios -- Moderately Aggressive
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                      5/1/08                                                 Yes
  Portfolios -- Moderately Conservative
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                              4/30/86                                                Yes
  Portfolio -- Balanced Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Cash                           10/31/81                                                Yes
  Management Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Core                            9/10/04                                                Yes
  Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                             10/13/81                                                Yes
  Portfolio -- Diversified Bond Fund(3)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                              9/15/99                                                Yes
  Portfolio -- Diversified Equity Income
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                             10/13/81                                                Yes
  Portfolio -- Dynamic Equity
  Fund(5),(16)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global                          5/1/96                                                  No
  Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global                          9/13/04                                                 No
  Inflation Protected Securities Fund(13)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- High                            5/1/96                                                 Yes
  Yield Bond Fund(3)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Income                          6/1/04                                                 Yes
  Opportunities Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Limited                         4/14/10                                                Yes
  Duration Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid                             5/1/01                                                 Yes
  Cap Growth Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid                             5/2/05                                                 Yes
  Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- S&P                             5/1/00                                                 Yes
  500 Index Fund
---------------------------------------------------------------------------------------------------------------------------------


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 46

                                                                                                           FISCAL
                                                 DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                          ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Short Duration U.S. Government Fund(3)
                                                 9/15/99                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                              4/14/10                                                Yes
  Portfolio -- Strategic Income Fund
---------------------------------------------------------------------------------------------------------------------------------
Seligman Variable Portfolio -- Growth                             9/15/99                                                Yes
  Fund(16)
---------------------------------------------------------------------------------------------------------------------------------
Seligman Variable Portfolio -- Larger-                            02/4/04                                                Yes
  Cap Value Fund(16)
---------------------------------------------------------------------------------------------------------------------------------
Seligman Variable Portfolio -- Smaller-                           9/15/99                                                Yes
  Cap Value Fund(16)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Variable                                             5/1/00                                                 Yes
  Portfolio -- Emerging Markets
  Fund(4),(5),(11)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Variable                                             1/13/92                                                Yes
  Portfolio -- International Opportunity
  Fund(4),(5),(11)
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Aggressive                                  4/14/10                                                Yes
  Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- AllianceBernstein                           4/14/10                                                Yes
  International Value Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- American Century                            4/14/10                                                Yes
  Diversified Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- American Century                            4/14/10                                                Yes
  Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Columbia Wanger                             4/14/10                                                Yes
  International Equities Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Columbia Wanger                             4/14/10                                                Yes
  U.S. Equities Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Conservative                                4/14/10                                                Yes
  Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Eaton Vance                                 4/14/10                                                Yes
  Floating-Rate Income Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Invesco                                     4/14/10                                                Yes
  International Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- J.P. Morgan Core                            4/14/10                                                Yes
  Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Jennison Mid Cap                            4/14/10                                                Yes
  Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Marsico Growth                              4/14/10                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- MFS Value Fund                              4/14/10                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Moderate Portfolio                          4/14/10                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Moderately                                  4/14/10                                                Yes
  Aggressive Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Moderately                                  4/14/10                                                Yes
  Conservative Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Mondrian                                    4/14/10                                                Yes
  International Small Cap Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Morgan Stanley                              4/14/10                                                 No
  Global Real Estate Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- NFJ Dividend Value                          4/14/10                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Partners Small Cap                          4/14/10                                                Yes
  Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- PIMCO Mortgage-                             4/14/10                                                Yes
  Backed Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Pyramis                                     4/14/10                                                Yes
  International Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- UBS Large Cap                               4/14/10                                                Yes
  Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Wells Fargo Short                           4/14/10                                                Yes
  Duration Government Fund
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Davis New York                              5/1/06                                                 Yes
  Venture Fund(11), (18)
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Goldman Sachs Mid                           2/4/04                                                 Yes
  Cap Value Fund(11), (18)
---------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Partners Small Cap                          8/14/01                                                Yes
  Value Fund(11), (18)
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CAPITAL FUND, INC.                      10/21/68         10/9/69     Corporation        MD         12/31        Yes
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION          10/8/82          6/23/83                                                Yes
  FUND, INC.                                                                  Corporation        MD         12/31
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER FUND, INC.                      7/9/84         12/10/84     Corporation        MD         10/31        Yes
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN GLOBAL FUND SERIES, INC.                11/22/91                     Corporation        MD         10/31
---------------------------------------------------------------------------------------------------------------------------------


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 47

                                                                                                           FISCAL
                                                 DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                          ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
---------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Fund
                                                 5/23/94                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN GROWTH FUND, INC.                       1/26/37          4/1/37      Corporation        MD         12/31        Yes
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN LASALLE REAL ESTATE FUND SERIES,        5/30/03
  INC.                                                                        Corporation        MD         12/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate                           12/29/06                                                 No
  Fund(17)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend                              7/16/03                                                Yes
  Real Estate Fund(17)
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN MUNICIPAL FUND SERIES, INC.              8/8/83                      Corporation        MD         9/30
---------------------------------------------------------------------------------------------------------------------------------
Seligman National Municipal Class                                12/31/83                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal Class                               12/30/83                                                 No
---------------------------------------------------------------------------------------------------------------------------------
Seligman New York Municipal Class                                 1/3/84                                                  No
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN MUNICIPAL SERIES TRUST                  7/25/84                    Business Trust       MA         9/30
---------------------------------------------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield                         11/20/84                                                 No
  Series
---------------------------------------------------------------------------------------------------------------------------------
Seligman California Municipal Quality                            11/20/84                                                 No
  Series
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.                         7/1/87                      Corporation        MD         12/31
---------------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                                        6/21/88                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                                   6/21/88                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information                          10/11/94                                                Yes
  Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio                              5/1/96                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Portfolio                           5/3/93                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman Investment Grade Fixed Income                            6/21/88                                                Yes
  Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio                                5/1/98                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio                              5/1/98                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN TARGETHORIZON ETF PORTFOLIOS,            7/6/05
  INC.                                                                        Corporation        MD         9/30
---------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015                                          10/3/05                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025                                          10/3/05                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035                                          10/2/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045                                          10/2/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core                                          10/3/05                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN VALUE FUND SERIES, INC.                 1/27/97                      Corporation        MD         12/31
---------------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Fund                                     4/25/97                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Fund                                   4/25/97                                                Yes
---------------------------------------------------------------------------------------------------------------------------------


      * Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

     ** If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.

    (1) Date merged into a Minnesota corporation incorporated on April 8, 1986.

    (2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

    (3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio -- Bond Fund changed its name to Variable Portfolio -- Diversified Bond Fund, Variable Portfolio -- Extra Income Fund changed its name to Variable Portfolio -- High Yield Bond Fund and Variable Portfolio -- Federal Income Fund changed its name to Variable Portfolio -- Short Duration U.S. Government Fund.

    (4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio -- Equity Select Fund changed its name to Variable Portfolio -- Mid Cap Growth Fund, Variable
        Portfolio -- Threadneedle Emerging Markets Fund changed its name to Variable Portfolio -- Emerging Markets

Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 48

        Fund, Variable Portfolio -- Threadneedle International Fund changed its name to Variable Portfolio -- International Opportunity Fund, and Variable Portfolio -- Managed Fund changed its name to Variable Portfolio -- Balanced Fund.

    (5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio -- Capital Resource Fund changed its name to Variable Portfolio -- Large Cap Equity Fund, Variable Portfolio -- Emerging Markets Fund changed its name to Variable Portfolio -- Threadneedle Emerging Markets Fund and Variable Portfolio -- International Fund changed its name to Variable Portfolio -- Threadneedle International Fund.

    (6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

    (7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.

    (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

    (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

   (10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.

   (11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Variable Portfolio -- Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio -- Fundamental Value Fund; RiverSource Variable Portfolio -- Select Value Fund changed its name to RiverSource Partners Variable Portfolio -- Select Value Fund; and RiverSource Variable Portfolio -- Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio -- Small Cap Value Fund.

   (12) Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.

   (13) Effective June 8, 2005, Variable Portfolio -- Inflation Protected Securities Fund changed its name to Variable Portfolio -- Global Inflation Protected Securities Fund.

   (14) Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.

   (15) Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.

   (16) Effective May 1, 2009, RiverSource Variable Portfolio -- Growth Fund changed its name to Seligman Variable Portfolio -- Growth Fund, RiverSource Variable Portfolio -- Large Cap Equity Fund changed its name to RiverSource Variable Portfolio -- Dynamic Equity Fund, RiverSource Variable Portfolio -- Large Cap Value Fund changed its name to Seligman Variable Portfolio -- Larger-Cap Value Fund, and RiverSource Variable Portfolio -- Small Cap Advantage Fund changed its name to Seligman Variable Portfolio -- Smaller-Cap Value Fund.

   (17) Effective Sept. 25, 2009, Seligman Cash Management Fund, Inc. changed its name to RiverSource Government Money Market Fund, Inc.; Seligman LaSalle Global Real Estate Fund changed its name to RiverSource LaSalle Global Real Estate Fund; and Seligman LaSalle Monthly Dividend Real Estate Fund changed its name to RiverSource LaSalle Monthly Dividend Real Estate Fund.

   (18) Effective May 1, 2010, RiverSource Partners Variable
        Portfolio -- Fundamental Value Fund changed its name to Variable Portfolio -- Davis New York Venture Fund; RiverSource Partners Variable Portfolio -- Select Value Fund changed its name to Variable
        Portfolio -- Goldman Sachs Mid Cap Value Fund; and RiverSource Partners Variable Portfolio -- Small Cap Value Fund changed its name to Variable Portfolio -- Partners Small Cap Value Fund.


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 49

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund's Board members. The RiverSource Family of Funds each member oversees consists of 152 funds. Under current Board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

                             TABLE 8. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS*


                  POSITION
                    HELD                                   OTHER PRESENT
                 WITH FUNDS                                   OR PAST
                     AND                                   DIRECTORSHIPS
 NAME, ADDRESS,   LENGTH OF      PRINCIPAL OCCUPATION      (WITHIN PAST 5    COMMITTEE
      AGE          SERVICE      DURING PAST FIVE YEARS         YEARS)       MEMBERSHIPS
---------------------------------------------------------------------------------------
Kathleen Blatz   Board       Chief Justice, Minnesota     None             Board
901 S.           member      Supreme Court, 1998-2006;                     Governance,
Marquette Ave.   since       Attorney                                      Compliance,
Minneapolis, MN  1/11/06                                                   Investment
55402                                                                      Review,
Age 55                                                                     Audit
---------------------------------------------------------------------------------------
Arne H. Carlson  Board       Chair, RiverSource Family    None             Board
901 S.           member      of Funds, 1999-2006; former                   Governance,
Marquette Ave.   since       Governor of Minnesota                         Compliance,
Minneapolis, MN  1/5/99                                                    Contracts,
55402                                                                      Executive,
Age 75                                                                     Investment
                                                                           Review
---------------------------------------------------------------------------------------
Pamela G.        Board       President, Springboard-      None             Distribu-
Carlton          member      Partners in Cross Cultural                    tion,
901 S.           since       Leadership (consulting                        Investment
Marquette Ave.   11/11/07    company)                                      Review,
Minneapolis, MN                                                            Audit
55402
Age 55
---------------------------------------------------------------------------------------
Patricia M.      Board       Trustee Professor of         None             Board
Flynn            member      Economics and Management,                     Governance,
901 S.           since       Bentley University; former                    Contracts,
Marquette Ave.   11/1/04     Dean, McCallum Graduate                       Investment
Minneapolis, MN              School of Business, Bentley                   Review
55402                        University
Age 59
---------------------------------------------------------------------------------------
Anne P. Jones    Board       Attorney and Consultant      None             Board
901 S.           member                                                    Governance,
Marquette Ave.   since                                                     Compliance,
Minneapolis, MN  3/1/85                                                    Executive,
55402                                                                      Investment
Age 75                                                                     Review,
                                                                           Audit
---------------------------------------------------------------------------------------
Jeffrey          Board       Former Managing Director,    American         Distribu-
Laikind, CFA     member      Shikiar Asset Management     Progressive      tion,
901 S.           since                                    Insurance;       Executive,
Marquette Ave.   11/1/05                                  Hapoalim         Investment
Minneapolis, MN                                           Securities USA,  Review,
55402                                                     Inc.             Audit
Age 74
---------------------------------------------------------------------------------------
Stephen R.       Chair of    President Emeritus and       Valmont          Board
Lewis, Jr.       the Board   Professor of Economics,      Industries,      Governance,
901 S.           since       Carleton College             Inc.             Compliance,
Marquette Ave.   1/1/07,                                  (manufactures    Contracts,
Minneapolis, MN  Board                                    irrigation       Executive,
55402            member                                   systems)         Investment
Age 71           since                                                     Review
                 1/1/02
---------------------------------------------------------------------------------------
John F. Maher    Board       Retired President and Chief  None             Distribu-
901 S.           member      Executive Officer and                         tion,
Marquette Ave.   since       former Director, Great                        Investment
Minneapolis, MN  11/7/08     Western Financial                             Review,
55402                        Corporation (financial                        Audit
Age 67                       services), 1986-1997
---------------------------------------------------------------------------------------
Catherine James  Board       Director, Enterprise Asset   None             Board
Paglia           member      Management, Inc. (private                     Governance,
901 S.           since       real estate and asset                         Compliance,
Marquette Ave.   11/1/04     management company)                           Contracts,
Minneapolis, MN                                                            Executive,
55402                                                                      Investment
Age 57                                                                     Review
---------------------------------------------------------------------------------------


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 50

                  POSITION
                    HELD                                   OTHER PRESENT
                 WITH FUNDS                                   OR PAST
                     AND                                   DIRECTORSHIPS
 NAME, ADDRESS,   LENGTH OF      PRINCIPAL OCCUPATION      (WITHIN PAST 5    COMMITTEE
      AGE          SERVICE      DURING PAST FIVE YEARS         YEARS)       MEMBERSHIPS
---------------------------------------------------------------------------------------
Leroy C. Richie  Board       Counsel, Lewis & Munday,     Digital Ally,    Contracts,
901 S.           member      P.C. since 1987; Vice        Inc. (digital    Distribu-
Marquette Ave.   since       President and General        imaging);        tion,
Minneapolis, MN  11/7/08     Counsel, Automotive Legal    Infinity, Inc.   Investment
55402                        Affairs, Chrysler            (oil and gas     Review
Age 68                       Corporation, 1990-1997       exploration and
                                                          production);
                                                          OGE Energy
                                                          Corp. (energy
                                                          and energy
                                                          services)
---------------------------------------------------------------------------------------
Alison Taunton-  Board       Chief Executive Officer and  Idera            Contracts,
Rigby            member      Director, RiboNovix, Inc.    Pharmaceuti-     Distribu-
901 S.           since       since 2003 (biotechnology);  cals, Inc.       tion,
Marquette Ave.   11/13/02    former President, Forester   (biotechnol-     Executive,
Minneapolis, MN              Biotech                      ogy);            Investment
55402                                                     Healthways,      Review
Age 66                                                    Inc.  (health
                                                          management
                                                          programs)
=======================================================================================




  * Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource Variable Series Trust because he serves as an independent director of a broker-dealer that has executed transactions for subadvisers to certain of the funds.

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


                                    POSITION
                                      HELD
                                   WITH FUNDS
                                       AND                                    OTHER
                                    LENGTH OF     PRINCIPAL OCCUPATION      DIRECTOR-    COMMITTEE
        NAME, ADDRESS, AGE           SERVICE     DURING PAST FIVE YEARS       SHIPS     MEMBERSHIPS
---------------------------------------------------------------------------------------------------
William F. Truscott                Board       President - U.S. Asset      None         None
53600 Ameriprise Financial Center  member      Management and Chief
Minneapolis, MN 55474              since       Investment Officer,
Age 49                             11/7/01,    Ameriprise Financial, Inc.
                                   Vice        since 2005; President,
                                   President   Chairman of the Board and
                                   since 2002  Chief Investment Officer,
                                               RiverSource Investments,
                                               LLC since 2001; Director,
                                               President and Chief
                                               Executive Officer,
                                               Ameriprise Certificate
                                               Company since 2006;
                                               Chairman of the Board and
                                               Chief Executive Officer,
                                               RiverSource Distributors,
                                               Inc. since 2006 and of
                                               RiverSource Fund
                                               Distributors, Inc. since
                                               2008; Senior Vice
                                               President - Chief
                                               Investment Officer,
                                               Ameriprise Financial,
                                               Inc., 2001-2005; former
                                               Chief Investment Officer
                                               and Managing Director,
                                               Zurich Scudder Investments
===================================================================================================




  * Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 51

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the funds' other officers are:

                             TABLE 9. FUND OFFICERS


                                       POSITION HELD
                                      WITH FUNDS AND
                                         LENGTH OF                   PRINCIPAL OCCUPATION
         NAME, ADDRESS, AGE               SERVICE                   DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------
Patrick T. Bannigan                  President since    Director and Senior Vice President - Asset
172 Ameriprise Financial Center      11/3/06            Management, Products and Marketing,
Minneapolis, MN 55474                                   RiverSource Investments, LLC and Director and
Age 44                                                  Vice President - Asset Management, Products
                                                        and Marketing, RiverSource Distributors, Inc.
                                                        since 2006 and of RiverSource Fund
                                                        Distributors, Inc. since 2008; Managing
                                                        Director and Global Head of Product, Morgan
                                                        Stanley Investment Management, 2004-2006;
                                                        President, Touchstone Investments, 2002-2004
-----------------------------------------------------------------------------------------------------
Michelle M. Keeley                   Vice President     Executive Vice President - Equity and Fixed
172 Ameriprise Financial Center      since 4/9/03       Income, Ameriprise Financial, Inc. and
Minneapolis, MN 55474                                   RiverSource Investments, LLC since 2006; Vice
Age 45                                                  President - Investments, Ameriprise
                                                        Certificate Company since 2003; Senior Vice
                                                        President - Fixed Income, Ameriprise
                                                        Financial, Inc. 2002-2006 and RiverSource
                                                        Investments, LLC, 2004-2006
-----------------------------------------------------------------------------------------------------
Amy K. Johnson                       Vice President     Chief Administrative Officer, RiverSource
5228 Ameriprise Financial Center     since 12/5/06      Investments, LLC since 2009; Vice
Minneapolis, MN 55474                                   President - Asset Management and Trust
Age 44                                                  Company Services, RiverSource Investments,
                                                        LLC, 2006-2009; Vice President - Operations
                                                        and Compliance, RiverSource Investments, LLC,
                                                        2004-2006; Director of Product
                                                        Development - Mutual Funds, Ameriprise
                                                        Financial, Inc., 2001-2004
-----------------------------------------------------------------------------------------------------
Jeffrey P. Fox                       Treasurer since    Vice President - Investment Accounting,
105 Ameriprise Financial Center      7/10/02            Ameriprise Financial, Inc. since 2002; Chief
Minneapolis, MN 55474                                   Financial Officer, RiverSource Distributors,
Age 54                                                  Inc. since 2006 and of RiverSource Fund
                                                        Distributors, Inc. since 2008
-----------------------------------------------------------------------------------------------------
Scott R. Plummer                     Vice President,    Vice President and Chief Counsel - Asset
5228 Ameriprise Financial Center     General            Management, Ameriprise Financial, Inc. since
Minneapolis, MN 55474                Counsel and        2005; Chief Counsel, RiverSource
Age 50                               Secretary          Distributors, Inc. and Chief Legal Officer
                                     since 12/5/06      and Assistant Secretary, RiverSource
                                                        Investments, LLC since 2006; Chief Counsel,
                                                        RiverSource Fund Distributors, Inc. since
                                                        2008; Vice President, General Counsel and
                                                        Secretary, Ameriprise Certificate Company
                                                        since 2005; Vice President - Asset Management
                                                        Compliance, Ameriprise Financial, Inc., 2004-
                                                        2005; Senior Vice President and Chief
                                                        Compliance Officer, USBancorp Asset
                                                        Management, 2002-2004
-----------------------------------------------------------------------------------------------------
Eleanor T.M. Hoagland                Chief Compliance   Chief Compliance Officer, RiverSource
100 Park Avenue                      Officer            Investments, LLC, Ameriprise Certificate
New York, NY 10017                   since 4/7/09       Company and RiverSource Service Corporation
Age 58                                                  since 2009; Chief Compliance Officer for each
                                                        of the Seligman funds since 2004; Money
                                                        Laundering Prevention Officer and Identity
                                                        Theft Prevention Officer for each of the
                                                        Seligman funds 2008-2009; Managing Director,
                                                        J. & W. Seligman & Co. Incorporated and Vice-
                                                        President for each of the funds, 2004-2008.
-----------------------------------------------------------------------------------------------------
Neysa M. Alecu                       Money Laundering   Vice President - Compliance, Ameriprise
2934 Ameriprise Financial Center     Prevention         Financial, Inc. since 2008; Anti-Money
Minneapolis, MN 55474                Officer            Laundering Officer, Ameriprise Financial,
Age 46                               since 11/9/05      Inc. since 2005; Compliance Director,
                                     and Identity       Ameriprise Financial, Inc. 2004-2008;
                                     Theft Prevention
                                     Officer since
                                     2008
-----------------------------------------------------------------------------------------------------




Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 52

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board is chaired by an Independent Director who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds' Chief Compliance Officer, counsel to the Independent Directors, and representatives of the funds' service providers and overseeing Board Services. The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees fund risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.

COMMITTEES OF THE BOARD
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Distribution Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not "interested persons" of the fund as that term is defined in the 1940 Act. The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters. The committee also reviews candidates for Board membership, including candidates recommended by shareholders.

To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate's family, including such candidate's spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering director candidates, including (but not limited to): (i) the candidate's knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate's educational background; (iv) the candidate's reputation for high ethical standards and personal and professional integrity;
(v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the candidate's perceived ability to contribute to the ongoing functions of the Board, including the candidate's ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate's ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate's ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Director, as encapsulated in their bios included above in Table 8.


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 53

The Board believes that the Funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate's professional background would fit into the mix of experiences represented by the then-current Board.

                                                               PROFESSIONAL BACKGROUND - 2010
                                                                                                                       AUDIT
                              FOR PROFIT;  NON-PROFIT;                                                              COMMITTEE;
                                CIO/CFO;   GOVERNMENT;                LEGAL;                         DISTRIBUTION;   FINANCIAL
NAME              GEOGRAPHIC    CEO/COO        CEO      INVESTMENT  REGULATORY  POLITICAL  ACADEMIC    MARKETING      EXPERT
----              ----------  -----------  -----------  ----------  ----------  ---------  --------  -------------  ----------
Blatz...........      MN                        X                        X          X
Carlson.........      MN                        X                                   X
Carlton.........      NY                                     X           X                                               X
Flynn...........      MA                                                                       X
Jones...........      MD                                                 X                                               X
Laikind.........      NY           X                         X                                             X             X
Lewis...........      MN                        X                                              X
Maher...........      CT           X                         X                                                           X
Paglia..........      NY           X                         X                                                           X
Richie..........      MI           X                                     X
Taunton-Rigby...      MA           X                         X                                                           X


With respect to the directorship of Mr. Truscott, who is not an Independent Director, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Directors' increased access to information regarding the funds' investment manager, which is the funds' most significant service provider. The committee held 5 meetings during the last fiscal year.

COMPLIANCE COMMITTEE -- Supports the funds' maintenance of a strong compliance program by providing a forum for Independent Directors members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with Independent Directors on a regular basis to discuss compliance matters. The committee held 5 meetings during the last fiscal year.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process. The committee held 6 meetings during the last fiscal year.

DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate. The committee held 4 meetings during the last fiscal year.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board. The committee held 2 meetings during the last fiscal year.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. The committee held 6 meetings during the last fiscal year.

AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the funds and internal controls over financial reporting. Oversees the quality and integrity of the funds' financial statements and independent audits as well as the funds' compliance with legal and regulatory requirements relating to the funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds' risks by, among other things, meeting with the funds' internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds' Disclosure Controls and Procedures. The Committee held 6 meetings during the last fiscal year.

BOARD MEMBER HOLDINGS

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2009 of all funds overseen by the Board members. All shares of the funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of the funds.


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 54

                  TABLE 10. BOARD MEMBER HOLDINGS -- ALL FUNDS

Based on net asset values as of Dec. 31, 2009:

                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF ALL
BOARD MEMBER                                                 FUNDS OVERSEEN BY BOARD MEMBER
-------------------------------------------------------------------------------------------------------
Kathleen Blatz                                                       Over $100,000
-------------------------------------------------------------------------------------------------------
Arne H. Carlson                                                      Over $100,000
-------------------------------------------------------------------------------------------------------
Pamela G. Carlton                                                  $50,000 - $100,000
-------------------------------------------------------------------------------------------------------
Patricia M. Flynn                                                    Over $100,000*
-------------------------------------------------------------------------------------------------------
Anne P. Jones                                                        Over $100,000
-------------------------------------------------------------------------------------------------------
Jeffrey Laikind                                                      Over $100,000
-------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                                Over $100,000*
-------------------------------------------------------------------------------------------------------
John F. Maher                                                       Over $100, 000*
Catherine James Paglia                                               Over $100,000*
-------------------------------------------------------------------------------------------------------
Leroy C. Richie                                                      Over $100,000
-------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                 Over $100,000
-------------------------------------------------------------------------------------------------------
William F. Truscott                                                  Over $100,000
=======================================================================================================




     * Includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the RiverSource Family of Funds in the fiscal period ended Dec. 31, 2009.

                TABLE 11. BOARD MEMBER COMPENSATION -- ALL FUNDS

                                                     TOTAL CASH COMPENSATION FROM RIVERSOURCE FAMILY OF FUNDS
BOARD MEMBER(A)                                                        PAID TO BOARD MEMBER
-------------------------------------------------------------------------------------------------------------
Kathleen Blatz                                                               $172,500
-------------------------------------------------------------------------------------------------------------
Arne H. Carlson                                                               177,500
-------------------------------------------------------------------------------------------------------------
Pamela G. Carlton                                                             160,000(b)
-------------------------------------------------------------------------------------------------------------
Patricia M. Flynn                                                             165,000(b)
-------------------------------------------------------------------------------------------------------------
Anne P. Jones                                                                 172,500
-------------------------------------------------------------------------------------------------------------
Jeffrey Laikind                                                               160,000
-------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                                         400,000(b)
-------------------------------------------------------------------------------------------------------------
John F. Maher                                                                 155,000(b)
-------------------------------------------------------------------------------------------------------------
Catherine James Paglia                                                        177,500
-------------------------------------------------------------------------------------------------------------
Leroy C. Richie                                                               165,000
-------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                          165,000
=============================================================================================================




   (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board.

   (b) Ms. Carlton, Ms. Flynn, Mr. Lewis and Mr. Maher elected to defer a portion of the total cash compensation payable during the period in the amount of $64,000, $49,500, $60,000 and $155,000, respectively.
       Additional information regarding the deferred compensation plan is described below.

The Independent Directors determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Directors, the Independent Directors take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Directors also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as

Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 55

Independent Directors, and that they undertake significant legal responsibilities. The Independent Directors also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Independent Directors take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the Independent Directors, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other Independent Directors.

Effective Jan. 1, 2010, independent Board members will be paid an annual retainer of $125,000. Committee and subcommittee Chairs will each receive an additional annual retainer of $5,000. In addition, Independent Directors will be paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Directors are not paid for special meetings conducted by telephone. In 2010, the Board's Chair will receive total annual cash compensation of $430,000.

The Independent Directors may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

COMPENSATION FROM EACH FUND. Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Fund-of-Funds invests.

The funds in the RiverSource Family of Funds, RiverSource Investments, unaffiliated and affiliated subadvisers, and RiverSource Fund Distributors have each adopted a Code of Ethics (collectively, the "Codes") and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund's access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

RiverSource Life Insurance Company (RiverSource Life) and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaimed beneficial ownership of all shares of the funds.


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 56

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the "District Court"). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the "Eighth Circuit") on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the "Supreme Court"), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in this case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J.&W. Seligman & Co., Inc. ("Seligman"). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the "Seligman Funds"); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York ("NYAG"). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., (which is now known as RiverSource Fund Distributors, Inc.) relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was

Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 57
considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in the funds' Annual Report were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                             Page 58

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

    - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    - Nature of and provisions of the obligation.

    - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                            Page A-1

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                            Page A-2

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                            Page A-3

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                            Page A-4

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                                              S-6521-20 D (5/10)


Disciplined Asset Allocation Portfolios - Statement of Additional
Information - April 30, 2010                                            Page A-5

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2010



RIVERSOURCE VARIABLE SERIES TRUST

  RiverSource Variable Portfolio - Balanced Fund

  RiverSource Variable Portfolio - Cash Management Fund

  RiverSource Variable Portfolio - Core Equity Fund*

  RiverSource Variable Portfolio - Diversified Bond Fund

  RiverSource Variable Portfolio - Diversified Equity Income Fund

  RiverSource Variable Portfolio - Dynamic Equity Fund

  RiverSource Variable Portfolio - Global Bond Fund

  RiverSource Variable Portfolio - Global Inflation Protected Securities Fund

  RiverSource Variable Portfolio - High Yield Bond Fund

  RiverSource Variable Portfolio - Income Opportunities Fund

  RiverSource Variable Portfolio - Mid Cap Growth Fund

  RiverSource Variable Portfolio - Mid Cap Value Fund

  RiverSource Variable Portfolio - S&P 500 Index Fund

  RiverSource Variable Portfolio - Short Duration U.S. Government Fund

  Seligman Variable Portfolio - Growth Fund

  Seligman Variable Portfolio - Larger-Cap Value Fund

  Seligman Variable Portfolio - Smaller-Cap Value Fund

  Threadneedle Variable Portfolio - Emerging Markets Fund

  Threadneedle Variable Portfolio - International Opportunity Fund

  Variable Portfolio - Davis New York Venture Fund (formerly RiverSource

  Partners Variable Portfolio - Fundamental Value Fund)

  Variable Portfolio - Goldman Sachs Mid Cap Value Fund (formerly RiverSource

  Partners Variable Portfolio - Select Value Fund)

  Variable Portfolio - Partners Small Cap Value Fund (formerly RiverSource

  Partners Variable Portfolio - Small Cap Value Fund)


--------



*    This Fund is closed to new investors.

Each fund, other than RiverSource Variable Portfolio - Core Equity Fund, may offer Class 1, Class 2 and Class 3 shares, with the exception of RiverSource Variable Portfolio - Balanced Fund and RiverSource Variable Portfolio - S&P 500 Index Fund, which only offer Class 3, to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by RiverSource Fund Distributors, Inc. (the distributor). RiverSource Variable Portfolio - Core Equity Fund offers a single class of shares.

This is the Statement of Additional Information ("SAI") for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus dated May 1, 2010.

Each fund's financial statements for its most recent fiscal period are contained in the fund's annual or semiannual report to Shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial intermediary or write to the RiverSource Family of Funds, which includes RiverSource funds, Seligman funds and Threadneedle funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474 or call 1 (800) 221-2450.

Each fund is governed by a Board of Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following page.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies.............................     p. 4
Investment Strategies and Types of Investments.................................     p. 6
Information Regarding Risks and Investment Strategies..........................     p. 8
Securities Transactions........................................................    p. 33
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager...    p. 39
Valuing Fund Shares............................................................    p. 40
Portfolio Holdings Disclosure..................................................    p. 42
Proxy Voting...................................................................    p. 43
Investing in a Fund............................................................    p. 45
Capital Loss Carryover.........................................................    p. 47
Taxes..........................................................................    p. 47
Service Providers..............................................................    p. 49
     Investment Management Services............................................    p. 49
     Administrative Services...................................................    p. 67
     Transfer Agency Services..................................................    p. 68
     Distribution Services.....................................................    p. 68
     Plan and Agreement of Distribution........................................    p. 68
     Custodian Services........................................................    p. 69
     Board Services Corporation................................................    p. 69
Organizational Information.....................................................    p. 70
Board Members and Officers.....................................................    p. 76
Control Persons and Principal Holders of Securities............................    p. 84
Information Regarding Pending and Settled Legal Proceedings....................    p. 84
Independent Registered Public Accounting Firm..................................    p. 85
Appendix A: Description of Ratings.............................................   p. A-1
Appendix B: Additional Information About S&P 500 Index.........................   p. B-1


LIST OF TABLES

1.   Fund Fiscal Year Ends and Investment Categories.............................    p. 3
2.   Fundamental Policies........................................................    p. 4
3.   Investment Strategies and Types of Investments..............................    p. 6
4.   Total Brokerage Commissions.................................................   p. 35
5.   Brokerage Directed for Research and Turnover Rates..........................   p. 36
6.   Securities of Regular Brokers or Dealers....................................   p. 37
7.   Brokerage Commissions Paid to Investment Manager or Affiliates..............   p. 39
8.   Valuing Fund Shares.........................................................   p. 40
9.   Capital Loss Carryover......................................................   p. 47
10.  Investment Management Services Agreement Fee Schedule.......................   p. 49
11.  PIA Indexes.................................................................   p. 53
12.  Performance Incentive Adjustment Calculation................................   p. 53
13.  Management Fees and Nonadvisory Expenses....................................   p. 54
14.  Subadvisers and Subadvisory Agreement Fee Schedules.........................   p. 56
15.  Subadvisory Fees............................................................   p. 57
16.  Portfolio Managers..........................................................   p. 58
17.  Administrative Services Agreement Fee Schedule..............................   p. 67
18.  Administrative Fees.........................................................   p. 67
19.  12b-1 Fees..................................................................   p. 69
20.  Fund History Table for RiverSource Family of Funds..........................   p. 70
21.  Board Members...............................................................   p. 76
22.  Fund Officers...............................................................   p. 78
23.  Board Member Holdings -- All Funds..........................................   p. 81
24.  Board Member Compensation -- All Funds......................................   p. 81
25.  Board Member Compensation -- Individual Funds...............................   p. 82




RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                            Page 2

Throughout this SAI, the funds are referred to as follows:

RiverSource Variable Portfolio - Balanced Fund (Balanced)
RiverSource Variable Portfolio - Cash Management Fund (Cash Management) RiverSource Variable Portfolio - Core Equity Fund (Core Equity)
RiverSource Variable Portfolio - Diversified Bond Fund (Diversified Bond) RiverSource Variable Portfolio - Diversified Equity Income Fund (Diversified Equity Income)
RiverSource Variable Portfolio - Dynamic Equity Fund (Dynamic Equity) RiverSource Variable Portfolio - Global Bond Fund (Global Bond)
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Global Inflation Protected Securities)
RiverSource Variable Portfolio - High Yield Bond Fund (High Yield Bond) RiverSource Variable Portfolio - Income Opportunities Fund (Income Opportunities)
RiverSource Variable Portfolio - Mid Cap Growth Fund (Mid Cap Growth) RiverSource Variable Portfolio - Mid Cap Value Fund (Mid Cap Value)
RiverSource Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)
RiverSource Variable Portfolio - Short Duration U.S. Government Fund (Short Duration U.S. Government)
Seligman Variable Portfolio - Growth Fund (Growth)
Seligman Variable Portfolio - Larger-Cap Value Fund (Larger-Cap Value)
Seligman Variable Portfolio - Smaller-Cap Value Fund (Smaller-Cap Value) Threadneedle Variable Portfolio - Emerging Markets Fund (Emerging Markets) Threadneedle Variable Portfolio - International Opportunity Fund (International Opportunity)
Variable Portfolio - Davis New York Venture Fund (Davis New York Venture) Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Goldman Sachs Mid Cap Value)
Variable Portfolio - Partners Small Cap Value Fund (Partners Small Cap Value)

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

            TABLE 1. FUND FISCAL YEAR ENDS AND INVESTMENT CATEGORIES


FUND                                                       FISCAL YEAR END   FUND INVESTMENT CATEGORY
--------------------------------------------------------------------------------------------------------
Balanced                                                     December 31           Balanced
--------------------------------------------------------------------------------------------------------
Cash Management                                              December 31           Money market
--------------------------------------------------------------------------------------------------------
Core Equity                                                  December 31           Equity
--------------------------------------------------------------------------------------------------------
Davis New York Venture                                       December 31           Equity
--------------------------------------------------------------------------------------------------------
Diversified Bond                                             December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
Diversified Equity Income                                    December 31           Equity
--------------------------------------------------------------------------------------------------------
Dynamic Equity                                               December 31           Equity
--------------------------------------------------------------------------------------------------------
Emerging Markets                                             December 31           Equity
--------------------------------------------------------------------------------------------------------
Global Bond                                                  December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                        December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                                  December 31           Equity
--------------------------------------------------------------------------------------------------------
Growth                                                       December 31           Equity
--------------------------------------------------------------------------------------------------------
High Yield Bond                                              December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
Income Opportunities                                         December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
International Opportunity                                    December 31           Equity
--------------------------------------------------------------------------------------------------------
Larger-Cap Value                                             December 31           Equity
--------------------------------------------------------------------------------------------------------
Mid Cap Growth                                               December 31           Equity
--------------------------------------------------------------------------------------------------------
Mid Cap Value                                                December 31           Equity
--------------------------------------------------------------------------------------------------------
Partners Small Cap Value                                     December 31           Equity
--------------------------------------------------------------------------------------------------------
S&P 500 Index                                                December 31           Equity
--------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                               December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
Smaller-Cap Value                                            December 31           Equity
--------------------------------------------------------------------------------------------------------




RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                            Page 3

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund (i.e., shareholders) as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund, subject to certain limitations, may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND, THE FUND WILL NOT:

    - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

    - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

    - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

    - Issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

FOR EACH FUND EXCEPT CASH MANAGEMENT, THE FUND WILL NOT:

    - Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

ADDITIONALLY FOR CASH MANAGEMENT, THE FUND WILL NOT:

    - Buy on margin or sell short or deal in options to buy or sell securities.

    - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

    - Intentionally invest more than 25% of the fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

In addition to the policies described above and any fundamental policies described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                          TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

                                                        A             B                C                  D
                                                   Buy or sell   Buy or sell     Buy more than    Invest more than
FUND                                               real estate   commodities   10% of an issuer    5% in an issuer
------------------------------------------------------------------------------------------------------------------
Balanced                                                A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Cash Management                                         A2            --              C1                 D1
------------------------------------------------------------------------------------------------------------------
Core Equity                                             A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Diversified Bond                                        A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                               A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Dynamic Equity                                          A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                            Page 4

                                                        A             B                C                  D
                                                   Buy or sell   Buy or sell     Buy more than    Invest more than
FUND                                               real estate   commodities   10% of an issuer    5% in an issuer
------------------------------------------------------------------------------------------------------------------
Davis New York Venture                                  A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------
Emerging Markets                                        A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Global Bond                                             A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                   A1            B1              --                 --
------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                             A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------
Growth                                                  A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
High Yield Bond                                         A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Income Opportunities                                    A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
International Opportunity                               A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Larger-Cap Value                                        A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                          A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                           A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                                A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                           A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                          A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Smaller-Cap Value                                       A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------


A. BUY OR SELL REAL ESTATE
   A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

   A2 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES
   B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B2 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

C. BUY MORE THAN 10% OF AN ISSUER
   C1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

D. INVEST MORE THAN 5% IN AN ISSUER
   D1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                            Page 5

FOR CASH MANAGEMENT:
    - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR ALL FUNDS EXCEPT CASH MANAGEMENT, EMERGING MARKETS, GLOBAL BOND, GLOBAL INFLATION PROTECTED SECURITIES, INTERNATIONAL OPPORTUNITY AND S&P 500 INDEX:
    - Up to 25% of the fund's net assets may be invested in foreign investments.



INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 3. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


INVESTMENT STRATEGY                                      Balanced   Equity   Fixed Income   Money Market
--------------------------------------------------------------------------------------------------------
Agency and government securities                             -           -           -            -
--------------------------------------------------------------------------------------------------------
Borrowing                                                    -           -           -            -
--------------------------------------------------------------------------------------------------------
Cash/money market instruments                                -           -           -            -
--------------------------------------------------------------------------------------------------------
Collateralized bond obligations                              -           -           -           --
--------------------------------------------------------------------------------------------------------
Commercial paper                                             -           -           -            -
--------------------------------------------------------------------------------------------------------
Common stock                                                 -           -       -   A           --
--------------------------------------------------------------------------------------------------------
Convertible securities                                       -           -           -           --
--------------------------------------------------------------------------------------------------------
Corporate bonds                                              -           -           -            B
--------------------------------------------------------------------------------------------------------
Debt obligations                                             -           -           -            -
--------------------------------------------------------------------------------------------------------
Depositary receipts                                          -           -       -   C           --
--------------------------------------------------------------------------------------------------------
Derivative instruments (including options and futures)       -           -           -           --
--------------------------------------------------------------------------------------------------------
Exchange-traded funds                                        -           -           -           --
--------------------------------------------------------------------------------------------------------
Floating rate loans                                          -          --           -           --
--------------------------------------------------------------------------------------------------------
Foreign currency transactions                                -           -           -           --
--------------------------------------------------------------------------------------------------------
Foreign securities                                           -           -           -            -
--------------------------------------------------------------------------------------------------------
Funding agreements                                           -           -           -            -
--------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)                      -           -           -           --
--------------------------------------------------------------------------------------------------------
Illiquid and restricted securities                           -           -           -            -
--------------------------------------------------------------------------------------------------------
Indexed securities                                           -           -           -           --
--------------------------------------------------------------------------------------------------------
Inflation protected securities                               -           -           -           --
--------------------------------------------------------------------------------------------------------
Initial Public Offerings (IPOs)                              -           -           -            -
--------------------------------------------------------------------------------------------------------
Inverse floaters                                             -           D           -           --
--------------------------------------------------------------------------------------------------------
Investment companies                                         -           -           -            -
--------------------------------------------------------------------------------------------------------
Lending of portfolio securities                              -           -           -            -
--------------------------------------------------------------------------------------------------------
Loan participations                                          -           -           -           --
--------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities                        -       -   E           -            -
--------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                                        -           F           -           --
--------------------------------------------------------------------------------------------------------
Municipal obligations                                        -           -           -            -
--------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                            Page 6

INVESTMENT STRATEGY                                      Balanced   Equity   Fixed Income   Money Market
--------------------------------------------------------------------------------------------------------
Pay-in-kind securities                                       -           -           -           --
--------------------------------------------------------------------------------------------------------
Preferred stock                                              -           -           G           --
--------------------------------------------------------------------------------------------------------
Real estate investment trusts                                -           -           -           --
--------------------------------------------------------------------------------------------------------
Repurchase agreements                                        -           -           -            -
--------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                                -           -           -            -
--------------------------------------------------------------------------------------------------------
Short sales                                                  H           H           H           --
--------------------------------------------------------------------------------------------------------
Sovereign debt                                               -           -           -            -
--------------------------------------------------------------------------------------------------------
Structured investments                                       -           -           -           --
--------------------------------------------------------------------------------------------------------
Swap agreements                                              -           -           -           --
--------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities                        -           -           -            -
--------------------------------------------------------------------------------------------------------
Warrants                                                     -           -           -           --
--------------------------------------------------------------------------------------------------------
When-issued securities and forward commitments               -           -           -           --
--------------------------------------------------------------------------------------------------------
Zero-coupon and step-coupon securities                       -           -           -            -
--------------------------------------------------------------------------------------------------------



A. The following funds are not authorized to invest in common stock: Short Duration U.S. Government.

B. While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

C.    The following funds are not authorized to invest in depositary receipts:
      Short Duration U.S. Government.

D. The following funds are authorized to invest in inverse floaters: Dynamic Equity.

E. The following funds are not authorized to invest in mortgage- and asset-backed securities: S&P 500 Index and Small Cap Advantage.

F.    The following funds are authorized to invest in mortgage dollar rolls:
      Core Equity and Dynamic Equity.

G. The following funds are not authorized to invest in preferred stock: Short Duration U.S. Government.

H. The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                            Page 7

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

BORROWING RISK. To the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

COMMON STOCK RISK. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

CONFIDENTIAL INFORMATION ACCESS RISK. In managing the fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

CREDIT RISK. Credit risk is the risk that one or more fixed income securities in the fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund's

RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                            Page 8
investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and therefore involve a greater risk of default.
If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund's exposure to its principal risks (as described in the fund's prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

EXCHANGE-TRADED FUND (ETF) RISK. An ETF's share price may not track its specified market index and may trade below its net asset value. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund's expenses and similar expenses incurred through ownership of the ETF.

The funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF's custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a "creation unit". Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The funds' ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various

RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                            Page 9
indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

FOREIGN CURRENCY RISK. The fund's exposure to foreign currencies subjects the fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the fund's exposure to foreign currencies may reduce the returns of the fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Foreign securities are defined as securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over

RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 10
control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall, subject to any tracking error, as the performance of the index rises and falls.

INDUSTRY CONCENTRATION RISK. Investments that are concentrated in a particular issuer will make the fund's portfolio value more susceptible to the events or conditions impacting that particular industry. Because the fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

INFLATION-PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate charges also may increase payments of debt obligations, which in turn would increase prepayment risk.

ISSUER RISK. An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the fund to underperform other mutual funds if that style falls out of favor with the market.

NON-DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


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PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage the funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SHORT SELLING RISK. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security's price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund's use of short sales in effect "leverages" the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.


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AGENCY AND GOVERNMENT SECURITIES
The U.S. government, its agencies and instrumentalities, and government-sponsored enterprises issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or instrumentalities or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation* (FHLMC), Federal National Mortgage Association* (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

    * On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

BORROWING
If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Borrowing Risk and Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn

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certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.


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Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a

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security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is

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not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike price) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar

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clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The fund's ability to redeem redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percentage of their total outstanding securities during any period of less than 30 days. There is a risk that Underlying ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF's shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.


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FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor

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to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the

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U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections

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afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations.

The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments

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in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid

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secondary market may have an adverse impact on the market price of the security.
The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that

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taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
To generate additional income, a fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, "U.S. government securities") or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund.

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If the market value of the loaned securities goes up, the Lending Agent will request additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund's loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. To the extent that the value or return of a fund's investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower's failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for

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payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time

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needed to develop a bid or an offer may be longer than other security markets.
See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)


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Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES
In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is

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dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 30

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 31

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 32

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Fund Distributors, Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 33

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis, New York and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis, New York and Los Angeles, it operates in this structure subject to its duty to seek best execution.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 34

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services.

                      TABLE 4. TOTAL BROKERAGE COMMISSIONS


                                      TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------
FUND                                                           2009         2008         2007
------------------------------------------------------------------------------------------------------
Balanced                                                    $  869,205   $1,121,735   $  912,635
------------------------------------------------------------------------------------------------------
Cash Management                                                      0            0            0
------------------------------------------------------------------------------------------------------
Core Equity                                                    200,188      710,273      753,584
------------------------------------------------------------------------------------------------------
Davis New York Venture                                       1,048,521      519,727      257,751
------------------------------------------------------------------------------------------------------
Diversified Bond                                               153,986      126,605      113,273
------------------------------------------------------------------------------------------------------
Diversified Equity Income                                    3,510,488    2,994,258    2,052,277
------------------------------------------------------------------------------------------------------
Dynamic Equity                                               1,620,965    5,889,997    6,387,054
------------------------------------------------------------------------------------------------------
Emerging Markets                                             4,519,114    4,969,369    3,753,339
------------------------------------------------------------------------------------------------------
Global Bond                                                     16,557       34,295       37,446
------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                           36,910       13,433        9,306
------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                                     31,061       41,852       46,356
------------------------------------------------------------------------------------------------------
Growth                                                       1,037,696    2,182,611    2,264,159
------------------------------------------------------------------------------------------------------
High Yield Bond                                                      0            0            0
------------------------------------------------------------------------------------------------------
Income Opportunities                                                 0            0            0
------------------------------------------------------------------------------------------------------
International Opportunity                                    1,163,590    1,304,080    2,579,729
------------------------------------------------------------------------------------------------------
Larger-Cap Value                                                 6,433       24,071       19,008
------------------------------------------------------------------------------------------------------
Mid Cap Growth                                               1,517,464    1,087,495    1,641,439
------------------------------------------------------------------------------------------------------
Mid Cap Value                                                  339,159      410,260      462,435
------------------------------------------------------------------------------------------------------
Partners Small Cap Value                                     1,776,716    2,216,055    1,707,424
------------------------------------------------------------------------------------------------------
S&P 500 Index                                                  116,758       25,248        9,899
------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                  16,834       19,489       22,532
------------------------------------------------------------------------------------------------------
Smaller-Cap Value                                               38,672    1,129,041      886,355
------------------------------------------------------------------------------------------------------




RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 35

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes.

           TABLE 5. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES


-----------------------------------------------------------------------------------------------------------------
                                                      BROKERAGE DIRECTED FOR RESEARCH*
                                               ----------------------------------------------
                                                                        AMOUNT OF COMMISSIONS
                                               AMOUNT OF TRANSACTIONS      IMPUTED OR PAID        TURNOVER RATES
                                               ------------------------------------------------------------------
FUND                                                    2009                     2009           2009   2008
-----------------------------------------------------------------------------------------------------------------
Balanced                                           $  131,748,009             $  161,268         208%   131%
-----------------------------------------------------------------------------------------------------------------
Cash Management                                                 0                      0         N/A    N/A
-----------------------------------------------------------------------------------------------------------------
Core Equity                                            15,677,838                 17,197          76    103
-----------------------------------------------------------------------------------------------------------------
Davis New York Venture                                          0                      0          21     18
-----------------------------------------------------------------------------------------------------------------
Diversified Bond                                                0                      0         434(a) 231
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income                             736,525,800                961,457          49     41
-----------------------------------------------------------------------------------------------------------------
Dynamic Equity                                        126,947,864                152,264          70    109
-----------------------------------------------------------------------------------------------------------------
Emerging Markets                                    1,676,298,331              3,968,007         145    140
-----------------------------------------------------------------------------------------------------------------
Global Bond                                                     0                      0          77     62
-----------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                           0                      0         135     54
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                             1,632,255                  4,771          99     96
-----------------------------------------------------------------------------------------------------------------
Growth                                                 61,705,001                 98,506         152    150
-----------------------------------------------------------------------------------------------------------------
High Yield Bond                                                 0                      0         102     58
-----------------------------------------------------------------------------------------------------------------
Income Opportunities                                            0                      0          70     76
-----------------------------------------------------------------------------------------------------------------
International Opportunity                             743,747,676              1,053,413          90     61
-----------------------------------------------------------------------------------------------------------------
Larger-Cap Value                                          279,247                    158          16     75
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                        250,180,183                426,563         126     70
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value                                          31,881,125                 53,493          39     47
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                              220,917,863                418,603          58     76
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                           9,262,292                  7,292          31      4
-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                  0                      0         428(a) 314
-----------------------------------------------------------------------------------------------------------------
Smaller-Cap Value                                         341,373                    756           6    269
-----------------------------------------------------------------------------------------------------------------




     * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. RiverSource also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

   (a) A significant portion of the turnover was the result of "roll" transactions in liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, this activity is expected to enhance the returns on the fund.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 36

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below.

                TABLE 6. SECURITIES OF REGULAR BROKERS OR DEALERS


                                                                                       VALUE OF SECURITIES OWNED AT
FUND                                                       ISSUER                          END OF FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------
Balanced                               Bear Stearns Adjustable Rate Mtge Trust                  $ 1,328,919
                                       ----------------------------------------------------------------------------

                                       Bear Stearns Commercial Mtge Securities                    1,419,032
                                       ----------------------------------------------------------------------------

                                       ChaseFlex Trust                                            1,406,712
                                       ----------------------------------------------------------------------------

                                       Citigroup                                                  1,588,544
                                       ----------------------------------------------------------------------------

                                       Citigroup Commercial Mtge Trust                              603,611
                                       ----------------------------------------------------------------------------

                                       Citigroup/Deutsche Bank Commercial Mtge Trust                793,069
                                       ----------------------------------------------------------------------------

                                       CS First Boston Mtge Securities                              871,948
                                       ----------------------------------------------------------------------------

                                       Goldman Sachs Group                                       10,252,471
                                       ----------------------------------------------------------------------------

                                       GS Mortgage Securities II                                  1,892,219
                                       ----------------------------------------------------------------------------

                                       JPMorgan Chase & Co.                                      13,182,475
                                       ----------------------------------------------------------------------------

                                       JPMorgan Chase Commercial Mtge Securities                  4,312,198
                                       ----------------------------------------------------------------------------

                                       LB-UBS Commercial Mtge Trust                               2,947,387
                                       ----------------------------------------------------------------------------

                                       Lehman Brothers Holdings*                                    259,375
                                       ----------------------------------------------------------------------------

                                       Merrill Lynch Mtge Trust                                     300,282
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley                                             6,431,318
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley Capital I                                   2,706,839
-------------------------------------------------------------------------------------------------------------------

Cash Management                        Citigroup Funding                                         11,999,349
-------------------------------------------------------------------------------------------------------------------

Core Equity                            Citigroup                                                  1,238,774
                                       ----------------------------------------------------------------------------

                                       Franklin Resources                                           574,790
                                       ----------------------------------------------------------------------------

                                       Goldman Sachs Group                                        5,179,841
                                       ----------------------------------------------------------------------------

                                       JPMorgan Chase & Co.                                       1,063,043
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley                                             1,866,664
                                       ----------------------------------------------------------------------------

                                       PNC Financial Services Group                               1,649,529
-------------------------------------------------------------------------------------------------------------------

Davis New York Venture                 Goldman Sachs Group                                       11,913,350
                                       ----------------------------------------------------------------------------

                                       JPMorgan Chase & Co.                                      50,204,849
-------------------------------------------------------------------------------------------------------------------

Diversified Bond                       Bear Stearns Adjustable Rate Mtge Trust                    5,189,110
                                       ----------------------------------------------------------------------------

                                       Bear Stearns Commercial Mtge Securities                   20,172,349
                                       ----------------------------------------------------------------------------

                                       Bear Stearns Asset Backed Securities Trust                 6,826,488
                                       ----------------------------------------------------------------------------

                                       ChaseFlex Trust                                              200,959
                                       ----------------------------------------------------------------------------

                                       Citigroup                                                 27,326,989
                                       ----------------------------------------------------------------------------

                                       Citigroup Commercial Mtge Trust                            3,706,174
                                       ----------------------------------------------------------------------------

                                       Citigroup/Deutsche Bank Commercial Mtge Trust              2,021,046
                                       ----------------------------------------------------------------------------

                                       Citigroup Mortgage Loan Trust                             14,227,235
                                       ----------------------------------------------------------------------------

                                       Citigroup Mtge Loan Trust                                 18,744,548
                                       ----------------------------------------------------------------------------

                                       Credit Suisse Mortgage Capital Ctfs                       12,294,401
                                       ----------------------------------------------------------------------------

                                       CS First Boston Mtge Securities                           52,016,362
                                       ----------------------------------------------------------------------------

                                       GS Mtge Securities II                                     13,146,458
                                       ----------------------------------------------------------------------------

                                       JPMorgan Chase Commercial Mtge Securities                 76,094,828
                                       ----------------------------------------------------------------------------

                                       JPMorgan Mtge Trust                                        4,541,936
                                       ----------------------------------------------------------------------------

                                       JP Morgan Reremic                                          7,699,618
                                       ----------------------------------------------------------------------------

                                       LB-UBS Commercial Mtge Trust                              23,980,662
                                       ----------------------------------------------------------------------------

                                       Lehman Brothers Holdings*                                  2,916,413
                                       ----------------------------------------------------------------------------

                                       Merrill Lynch Mtge Trust                                   2,746,478
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley                                            17,517,341
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley Capital I                                  17,369,233
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley Home Equity Loan Trust                      7,046,225
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley Mtge Loan Trust                               145,914

-------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 37

                                                                                       VALUE OF SECURITIES OWNED AT
FUND                                                       ISSUER                          END OF FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------
Diversified Equity Income              Goldman Sachs Group                                      $36,566,861
                                       ----------------------------------------------------------------------------

                                       JPMorgan Chase & Co.                                      65,851,851
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley                                            27,607,002
-------------------------------------------------------------------------------------------------------------------

Dynamic Equity                         Citigroup                                                  8,902,444
                                       ----------------------------------------------------------------------------

                                       Franklin Resources                                         3,986,549
                                       ----------------------------------------------------------------------------

                                       Goldman Sachs Group                                       35,928,139
                                       ----------------------------------------------------------------------------

                                       Knight Capital Group Cl A                                    178,409
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley                                            12,903,942
                                       ----------------------------------------------------------------------------

                                       optionsXpress Holdings                                        85,222
                                       ----------------------------------------------------------------------------

                                       PNC Financial Services Group                              11,854,417
                                       ----------------------------------------------------------------------------

                                       Stifel Financial                                             225,882
-------------------------------------------------------------------------------------------------------------------

Emerging Markets                       None                                                             N/A
-------------------------------------------------------------------------------------------------------------------

Global Bond                            Bear Stearns Commercial Mtge Securities                      125,949
                                       ----------------------------------------------------------------------------

                                       Citigroup                                                  3,282,282
                                       ----------------------------------------------------------------------------

                                       Citigroup Commercial Mtge Trust                              152,068
                                       ----------------------------------------------------------------------------

                                       Citigroup/Deutsche Bank Commercial Mtge Trust              1,100,063
                                       ----------------------------------------------------------------------------

                                       CS First Boston Mtge Securities                            5,552,115
                                       ----------------------------------------------------------------------------

                                       Goldman Sachs Group                                        1,776,677
                                       ----------------------------------------------------------------------------

                                       GS Mortgage Securities II                                  2,146,806
                                       ----------------------------------------------------------------------------

                                       JPMorgan Chase Commercial Mtge Securities                 12,687,323
                                       ----------------------------------------------------------------------------

                                       LB-UBS Commercial Mtge Trust                               1,568,810
                                       ----------------------------------------------------------------------------

                                       Lehman Brothers Holdings*                                    524,975
                                       ----------------------------------------------------------------------------

                                       Merrill Lynch & Co.                                        1,141,069
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley                                             7,292,098
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley Capital I                                   1,482,469
-------------------------------------------------------------------------------------------------------------------

Global Inflation Protected Securities  Morgan Stanley Home Equity Loan Trust                      1,432,845
-------------------------------------------------------------------------------------------------------------------

Goldman Sachs Mid Cap Value            Stifel Financial                                             127,366
-------------------------------------------------------------------------------------------------------------------

Growth                                 Goldman Sachs Group                                        1,381,618
-------------------------------------------------------------------------------------------------------------------

High Yield Bond                        Lehman Brothers Holdings*                                    798,975
-------------------------------------------------------------------------------------------------------------------

Income Opportunities                   None                                                             N/A
-------------------------------------------------------------------------------------------------------------------

International Opportunity              Credit Suisse Group                                        8,693,605
-------------------------------------------------------------------------------------------------------------------

Larger-Cap Value                       JPMorgan Chase & Co.                                         375,030
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley                                               384,800
-------------------------------------------------------------------------------------------------------------------

Mid Cap Growth                         E*Trade Financial                                          2,906,532
                                       ----------------------------------------------------------------------------

                                       Legg Mason                                                 1,541,086
-------------------------------------------------------------------------------------------------------------------

Mid Cap Value                          None                                                             N/A
-------------------------------------------------------------------------------------------------------------------

Partners Small Cap Value               Investment Technology Group                                1,014,550
                                       ----------------------------------------------------------------------------

                                       Knight Capital Group Cl A                                  1,051,050
                                       ----------------------------------------------------------------------------

                                       Stifel Financial                                           1,265,959
-------------------------------------------------------------------------------------------------------------------

S&P 500 Index                          Ameriprise Financial                                         259,900
                                       ----------------------------------------------------------------------------

                                       Charles Schwab                                               344,105
                                       ----------------------------------------------------------------------------

                                       Citigroup                                                  1,499,208
                                       ----------------------------------------------------------------------------

                                       E*Trade Financial                                             72,678
                                       ----------------------------------------------------------------------------

                                       Franklin Resources                                           400,435
                                       ----------------------------------------------------------------------------

                                       Goldman Sachs Group                                        1,964,115
                                       ----------------------------------------------------------------------------

                                       JPMorgan Chase & Co.                                       3,674,294
                                       ----------------------------------------------------------------------------

                                       Legg Mason                                                    85,383
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley                                               942,404
                                       ----------------------------------------------------------------------------

                                       PNC Financial Services Group                                 593,148
-------------------------------------------------------------------------------------------------------------------

Short Duration U.S. Government         Bear Stearns Asset Backed Securities Trust                   688,849
                                       ----------------------------------------------------------------------------

                                       Citigroup Commercial Mtge Trust                              760,342

                                       ----------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 38

                                                                                       VALUE OF SECURITIES OWNED AT
FUND                                                       ISSUER                          END OF FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------
                                       Citigroup Mtge Loan Trust                                $ 2,267,168
                                       ----------------------------------------------------------------------------

                                       Jefferies & Co.                                              718,104
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley Capital I                                   1,354,604
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley Mtge Loan Trust                               729,571
                                       ----------------------------------------------------------------------------

                                       Morgan Stanley Home Equity Loan Trust                        899,040
-------------------------------------------------------------------------------------------------------------------

Smaller-Cap Value                      None                                                             N/A
-------------------------------------------------------------------------------------------------------------------



* Subsequent to Aug. 31, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table.

     TABLE 7. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES


                                                                              PERCENT OF
                                                                               AGGREGATE
                                                    AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                      DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                    AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                   COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                       NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                          BROKER      AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
                      ---------------------------------------------------------------------------------------------
FUND                                                  2009                                     2008         2007
-------------------------------------------------------------------------------------------------------------------
Balanced              None                 --           --           --           --            $0          $  0
-------------------------------------------------------------------------------------------------------------------
Cash Management       None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Core Equity           None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Davis New York        None                 --           --           --           --             0             0
  Ventures
-------------------------------------------------------------------------------------------------------------------
Diversified Bond      None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Diversified Equity    None                 --           --           --           --             0             0
  Income
-------------------------------------------------------------------------------------------------------------------
Dynamic Equity        None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Emerging Markets      None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Global Bond           None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Global Inflation      None                 --           --           --           --             0             0
  Protected
  Securities
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid     Gabelli             (1)            0           --           --             0           112
  Cap Value           Company
-------------------------------------------------------------------------------------------------------------------
Growth                None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
High Yield Bond       None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Income Opportunities  None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
International         None                 --           --           --           --             0             0
  Opportunity
-------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 39

                                                                              PERCENT OF
                                                                               AGGREGATE
                                                    AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                      DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                    AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                   COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                       NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                          BROKER      AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
                      ---------------------------------------------------------------------------------------------
FUND                                                  2009                                     2008         2007
-------------------------------------------------------------------------------------------------------------------
Larger-Cap Value      None                 --           --           --           --            $0          $  0
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth        None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value         None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Partners Small Cap    None                 --           --           --           --             0             0
  Value
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index         None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Short Duration U.S.   None                 --           --           --           --             0             0
  Government
-------------------------------------------------------------------------------------------------------------------
Smaller-Cap Value     None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------



   (1) Affiliate of GAMCO Asset Management, Inc., a former subadviser, terminated Sept. 29, 2006.

   (2) Affiliate of Goldman Sachs Management L.P., a former subadviser, terminated April 24, 2006.

   (3) Affiliate of Royce & Associates, LLC., a former subadviser, terminated April 24, 2006.

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. All expenses of a fund, including the management fee, administrative services fee and distribution fees, as applicable, are accrued daily and taken into account for purposes of determining NAV.

                          TABLE 8. VALUING FUND SHARES


FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Balanced                                       $1,016,393,614        82,704,084                 $12.29
-----------------------------------------------------------------------------------------------------------------
Cash Management                                   959,022,241       961,242,646                   1.00
-----------------------------------------------------------------------------------------------------------------
Core Equity                                       186,836,401        28,516,187                   6.55
-----------------------------------------------------------------------------------------------------------------
Davis New York Venture                          2,022,695,506       225,805,975                   8.96
-----------------------------------------------------------------------------------------------------------------
Diversified Bond                                5,577,210,376       518,273,146                  10.76
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income                       3,857,316,519       342,197,091                  11.27
-----------------------------------------------------------------------------------------------------------------
Dynamic Equity                                  1,393,213,480        84,616,864                  16.46
-----------------------------------------------------------------------------------------------------------------
Emerging Markets                                  911,711,066        59,977,772                  15.20
-----------------------------------------------------------------------------------------------------------------
Global Bond                                     1,676,096,719       145,779,078                  11.50
-----------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities           2,348,120,313       249,715,850                   9.40
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                        13,937,856         1,519,248                   9.17
-----------------------------------------------------------------------------------------------------------------
Growth                                            240,403,628        41,299,711                   5.82
-----------------------------------------------------------------------------------------------------------------
High Yield Bond                                   727,044,732       108,414,334                   6.71
-----------------------------------------------------------------------------------------------------------------
Income Opportunities                            2,003,909,235       187,059,667                  10.71
-----------------------------------------------------------------------------------------------------------------
International Opportunity                         561,691,365        52,171,704                  10.77
-----------------------------------------------------------------------------------------------------------------
Larger-Cap Value                                   14,841,031         1,785,086                   8.31
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                    380,077,996        33,032,900                  11.51
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     242,389,912        27,121,003                   8.94
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                        1,321,825,607       107,785,798                  12.26
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                     220,256,979        29,342,785                   7.51
-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                    519,207,946        51,057,516                  10.17
-----------------------------------------------------------------------------------------------------------------
Smaller-Cap Value                                  78,894,754         8,691,113                   9.08
-----------------------------------------------------------------------------------------------------------------




RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 40

FOR FUNDS OTHER THAN MONEY MARKETS FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the "Exchange"):

    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Typically short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were

RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 41
made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such portfolio holdings will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website.

In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is made publicly available through the websites (riversource.com/funds for RiverSource and Threadneedle funds and Seligman.com for Seligman funds) as of month-end, approximately ten (10) days following the month-end. In addition to the monthly top ten holdings and the portfolio holdings information made available on the SEC website as part of a fund's annual, semi-annual and fiscal quarter filings, the investment manager also publishes on websites each fund's full portfolio holdings (including name and percentage of a fund's assets invested in each such holding) as of the end of each calendar quarter. This full list of portfolio holdings is made available approximately thirty (30) days following the end of each calendar quarter.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the websites or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI), such as custodians, auditors, subadvisers, independent consultants, financial printers (Cenveo, Inc., Bowne, Vestek, Morningstar Associates, LLC, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (such as Risk Metrics), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Merrill Lynch & Co., and Morgan Stanley) and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable

RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 42
laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

In connection with a proposed acquisition by RiverSource Investments' parent company, Ameriprise Financial, of certain asset management-related businesses operated by subsidiary companies of the Bank of America Corporation (BAC), RiverSource Investments may share certain of the funds' portfolio holdings information with select personnel of these BAC subsidiary companies as part of the overall integration efforts with RiverSource Investments. Disclosures are subject to confidentiality obligations and were approved by the PHC and the funds' Chief Compliance Officer.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who

RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 43
      fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (as defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 44

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.

INVESTING IN A FUND

PURCHASING SHARES
As a contract owner or participant in a Qualified Plan, you may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract or contributing to a Qualified Plan and making allocations to one or more Funds. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund, a participating insurance company or Qualified Plan sponsor.

If you own a Contract or participate in a Qualified Plan, see your Contract prospectus or Qualified Plan disclosure documents for further information concerning allocations to the Funds, minimum and maximum payments and submission and acceptance of your application.

TRANSFERRING/SELLING SHARES
There is no sales charge associated with the purchase of fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to your Contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in your Account investing in shares of the fund to one or more of the other Accounts investing in shares of other funds with different investment objectives.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 45

You may provide instructions to sell any shares you have allocated to your Account. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the fund or an authorized insurance company.

A fund will sell any shares presented by the shareholders Accounts of participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the distributor for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus or Qualified Plan disclosure documents.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

Each fund and the distributor of the fund reserve the right to reject any business, in their sole discretion.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 46

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

                         TABLE 9. CAPITAL LOSS CARRYOVER


                                              Total           Amount          Amount          Amount          Amount
                                           capital loss    expiring in     expiring in     expiring in     expiring in
FUND                                        carryovers         2010            2011            2012            2013
-----------------------------------------------------------------------------------------------------------------------
Balanced                                   $          0              --             --             --               --
-----------------------------------------------------------------------------------------------------------------------
Cash Management                            $  2,605,753    $          0    $         0       $      0       $      150
-----------------------------------------------------------------------------------------------------------------------
Core Equity                                $          0              --             --             --               --
-----------------------------------------------------------------------------------------------------------------------
Davis New York Venture                     $          0              --             --             --               --
-----------------------------------------------------------------------------------------------------------------------
Diversified Bond                           $178,532,219    $ 15,651,824    $ 4,231,263       $      0       $7,658,240
-----------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                  $          0              --             --             --               --
-----------------------------------------------------------------------------------------------------------------------
Dynamic Equity                             $          0              --             --             --               --
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets                           $134,805,438    $          0    $         0       $      0       $        0
-----------------------------------------------------------------------------------------------------------------------
Global Bond                                $  5,799,019    $          0    $         0       $      0       $        0
-----------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities      $  1,939,295    $          0    $         0       $      0       $        0
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                $          0              --             --             --               --
-----------------------------------------------------------------------------------------------------------------------
Growth                                     $          0              --             --             --               --
-----------------------------------------------------------------------------------------------------------------------
High Yield Bond                            $252,118,480    $106,316,242    $         0       $      0       $  760,493
-----------------------------------------------------------------------------------------------------------------------
Income Opportunities                       $ 76,483,626    $          0    $         0       $      0       $        0
-----------------------------------------------------------------------------------------------------------------------
International Opportunity                  $291,142,141    $ 90,583,079    $21,881,478       $      0       $        0
-----------------------------------------------------------------------------------------------------------------------
Larger-Cap Value                           $          0              --             --             --               --
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                             $          0              --             --             --               --
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                              $          0              --             --             --               --
-----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                   $          0              --             --             --               --
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                              $          0              --             --             --               --
-----------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government             $ 21,344,123    $          0    $         0       $275,317       $3,894,750
-----------------------------------------------------------------------------------------------------------------------
Smaller-Cap Value                          $          0              --             --             --               --
-----------------------------------------------------------------------------------------------------------------------
                                              Amount          Amount          Amount          Amount          Amount
                                           expiring in     expiring in     expiring in     expiring in     expiring in
FUND                                           2014            2015            2016            2017            2018
-----------------------------------------------------------------------------------------------------------------------
Balanced                                            --              --               --              --             --
-----------------------------------------------------------------------------------------------------------------------
Cash Management                             $        0      $    1,337     $    282,517    $  2,314,644     $    7,105
-----------------------------------------------------------------------------------------------------------------------
Core Equity                                         --              --               --              --             --
-----------------------------------------------------------------------------------------------------------------------
Davis New York Venture                              --              --               --              --             --
-----------------------------------------------------------------------------------------------------------------------
Diversified Bond                            $        0      $        0     $          0    $148,201,528     $2,789,364
-----------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                           --              --               --              --             --
-----------------------------------------------------------------------------------------------------------------------
Dynamic Equity                                      --              --               --              --             --
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets                            $        0      $        0     $113,436,613    $ 20,721,932     $  646,893
-----------------------------------------------------------------------------------------------------------------------
Global Bond                                 $        0      $        0     $  1,831,824    $  3,967,195     $        0
-----------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities       $        0      $        0     $          0    $          0     $1,939,295
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                         --              --               --              --             --
-----------------------------------------------------------------------------------------------------------------------
Growth                                              --              --               --              --             --
-----------------------------------------------------------------------------------------------------------------------
High Yield Bond                             $        0      $        0     $ 72,914,336    $ 72,127,409     $        0
-----------------------------------------------------------------------------------------------------------------------
Income Opportunities                        $        0      $1,606,700     $ 45,189,910    $ 29,687,016     $        0
-----------------------------------------------------------------------------------------------------------------------
International Opportunity                   $        0      $        0     $ 28,239,702    $148,996,565     $1,441,317
-----------------------------------------------------------------------------------------------------------------------
Larger-Cap Value                                    --              --               --              --             --
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                      --              --               --              --             --
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                       --              --               --              --             --
-----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                            --              --               --              --             --
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                       --              --               --              --             --
-----------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government              $3,130,115      $        0     $          0    $ 13,312,436     $  731,505
-----------------------------------------------------------------------------------------------------------------------
Smaller-Cap Value                                   --              --               --              --             --
-----------------------------------------------------------------------------------------------------------------------



TAXES

Each Fund other than RiverSource Variable Portfolio -- Cash Management Fund, RiverSource Variable Portfolio -- Core Bond Fund, RiverSource Variable Portfolio -- Diversified Bond Fund, RiverSource Variable Portfolio -- Emerging Markets Fund, RiverSource Variable Portfolio -- Global Bond Fund, RiverSource Variable Portfolio -- Global Inflation Protected Securities Fund, RiverSource Variable Portfolio -- High Yield Bond Fund, RiverSource Variable
Portfolio -- Income Opportunities Fund, RiverSource Variable
Portfolio -- International Opportunity Fund and RiverSource Variable
Portfolio -- Short Duration U.S. Government Fund (the "non-RIC Funds") intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986 (the "Code").

To qualify as a RIC, the fund must distribute, for its taxable year, at least 90% of its investment company taxable income plus at least 90% of its net tax-exempt income. The RIC funds intend to distribute 100% of all net income, including net

RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 47
capital gain, to avoid federal income tax. The Funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements in order for participating insurance companies and their "separate accounts" which hold shares in the Fund to qualify for special tax treatment described below. Under a Section 817(h) safe harbor for separate accounts, (a) at least 50% of the market value of the Fund's total assets must be represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. If no more than 55% of the assets of the funds are invested in cash, cash items, government securities and securities of other regulated investment companies, the subchapter M diversification requirement will also satisfy the Section 817(h) requirement. If the safe harbor cannot be utilized, the assets of the fund must meet the following requirement. No more than 55% of the value of total assets can be invested in one security, no more than 70% of the value of total assets can be invested in two securities, no more than 80% of the value of total assets can be invested in three securities, and no more than 90% of the value of total assets can be invested in four securities.

Under federal tax law, by the end of a calendar year a fund that is a RIC must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. Such a fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each Fund other than the non-RIC Funds intends to comply with this federal tax law related to annual distributions and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses (i.e. certain foreign currency gains and losses) are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

Each non-RIC Fund other than the RiverSource Variable Portfolio -- Core Equity Fund will be treated as a partnership for federal income purposes. A partnership is not subject to U.S. federal income tax itself, although it must file an annual information return. Rather, each partner of a partnership, in computing its federal income tax liability for a taxable year, is required to take into account its allocable share of the Fund's items of income, gain, loss, deduction or credit for the taxable year of the Fund ending within or with the taxable year of the partner, regardless of whether such partner has received or will receive corresponding distributions from the Fund.

The RiverSource Variable Portfolio -- Core Equity Fund will be treated as an entity disregarded from its owner for federal income tax purposes (a so-called "disregarded entity"). A disregarded entity itself is not subject to U.S. federal income tax nor to any annual tax return filing requirements.

The non-RIC Funds will not need to make distributions to their shareholders to preserve their tax status. For purposes of the latter diversification requirement, the Fund's beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the Fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The Funds intend to meet such requirements.

The Funds other than the non-RIC Funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a Fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income. The partners or owners in non-RIC Funds may similarly be subject to U.S. taxes resulting from holdings in a PFIC. To the extent possible, such non-RIC Funds may similarly make an election to mark to market any PFIC stock.

Income earned by a Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 48

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a monthly fee based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

         TABLE 10. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE


                                                                                          DAILY RATE ON
                                                 ASSETS      ANNUAL RATE AT             LAST DAY OF MOST
FUND                                           (BILLIONS)   EACH ASSET LEVEL          RECENT FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------
Balanced                                      First $1.0          0.530%                     0.530%
                                              Next 1.0            0.505
                                              Next 1.0            0.480
                                              Next 3.0            0.455
                                              Next 1.5            0.430
                                              Next 2.5            0.410
                                              Next 5.0            0.390
                                              Next 9.0            0.370
                                              Over 24.0           0.350
-----------------------------------------------------------------------------------------------------------------
Cash Management                               First $1.0          0.330                      0.330%
                                              Next 0.5            0.313
                                              Next 0.5            0.295
                                              Next 0.5            0.278
                                              Next 2.5            0.260
                                              Next 1.0            0.240
                                              Next 1.5            0.220
                                              Next 1.5            0.215
                                              Next 1.0            0.190
                                              Next 5.0            0.180
                                              Next 5.0            0.170
                                              Next 4.0            0.160
                                              Over 24.0           0.150
-----------------------------------------------------------------------------------------------------------------
Diversified Bond                              First $1.0          0.480                      0.432%
                                              Next 1.0            0.455
                                              Next 1.0            0.430
                                              Next 3.0            0.405
                                              Next 1.5            0.380
                                              Next 1.5            0.365
                                              Next 1.0            0.360
                                              Next 5.0            0.350
                                              Next 5.0            0.340
                                              Next 4.0            0.330
                                              Next 26.0           0.310
                                              Over 50.0           0.290
-----------------------------------------------------------------------------------------------------------------
Core Equity                                   All                 0.400                      0.400%
-----------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 49

                                                                                          DAILY RATE ON
                                                 ASSETS      ANNUAL RATE AT             LAST DAY OF MOST
FUND                                           (BILLIONS)   EACH ASSET LEVEL          RECENT FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------
Davis New York Venture                        First $0.5          0.730                      0.698%
                                              Next 0.5            0.705
                                              Next 1.0            0.680
                                              Next 1.0            0.655
                                              Next 3.0            0.630
                                              Over 6.0            0.600
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income                     First $1.0          0.600        Diversified Equity Income - 0.564%
Dynamic Equity                                Next 1.0            0.575              Dynamic Equity - 0.593%
Growth                                        Next 1.0            0.550                  Growth - 0.600%
Larger-Cap Value                              Next 3.0            0.525             Larger-Cap Value - 0.600%
                                              Next 1.5            0.500
                                              Next 2.5            0.485
                                              Next 5.0            0.470
                                              Next 5.0            0.450
                                              Next 4.0            0.425
                                              Next 26.0           0.400
                                              Over 50.0           0.375
-----------------------------------------------------------------------------------------------------------------
Emerging Markets                              First $0.25         1.100                      1.073%
                                              Next 0.25           1.080
                                              Next 0.25           1.060
                                              Next 0.25           1.040
                                              Next 1.0            1.020
                                              Next 5.5            1.000
                                              Next 2.5            0.985
                                              Next 5.0            0.970
                                              Next 5.0            0.960
                                              Next 4.0            0.935
                                              Next 26.0           0.920
                                              Over 50.0           0.900
-----------------------------------------------------------------------------------------------------------------
Global Bond                                   First $0.25         0.720                      0.657%
                                              Next 0.25           0.695
                                              Next 0.25           0.670
                                              Next 0.25           0.645
                                              Next 6.5            0.620
                                              Next 2.5            0.605
                                              Next 5.0            0.590
                                              Next 5.0            0.580
                                              Next 4.0            0.560
                                              Next 26.0           0.540
                                              Over 50.0           0.520
-----------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities         First $1.0          0.440                      0.422%
                                              Next 1.0            0.415
                                              Next 1.0            0.390
                                              Next 3.0            0.365
                                              Next 1.5            0.340
                                              Next 1.5            0.325
                                              Next 1.0            0.320
                                              Next 5.0            0.310
                                              Next 5.0            0.300
                                              Next 4.0            0.290
                                              Next 26.0           0.270
                                              Over 50.0           0.250
-----------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 50

                                                                                          DAILY RATE ON
                                                 ASSETS      ANNUAL RATE AT             LAST DAY OF MOST
FUND                                           (BILLIONS)   EACH ASSET LEVEL          RECENT FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                   First $0.50         0.780                      0.780%
                                              Next 0.50           0.755
                                              Next 1.00           0.730
                                              Next 1.00           0.705
                                              Next 3.00           0.680
                                              Over 6.00           0.650
-----------------------------------------------------------------------------------------------------------------
High Yield Bond                               First $1.0          0.590                      0.590%
                                              Next 1.0            0.565
                                              Next 1.0            0.540
                                              Next 3.0            0.515
                                              Next 1.5            0.490
                                              Next 1.5            0.475
                                              Next 1.0            0.450
                                              Next 5.0            0.435
                                              Next 5.0            0.425
                                              Next 4.0            0.400
                                              Next 26.0           0.385
                                              Over 50.0           0.360
-----------------------------------------------------------------------------------------------------------------
Income Opportunities                          First $1.0          0.610                      0.597%
                                              Next 1.0            0.585
                                              Next 1.0            0.560
                                              Next 3.0            0.535
                                              Next 1.5            0.510
                                              Next 1.5            0.495
                                              Next 1.0            0.470
                                              Next 5.0            0.455
                                              Next 5.0            0.445
                                              Next 4.0            0.420
                                              Next 26.0           0.405
                                              Over 50.0           0.380
-----------------------------------------------------------------------------------------------------------------
International Opportunity                     First $0.25         0.800                      0.783%
                                              Next 0.25           0.775
                                              Next 0.25           0.750
                                              Next 0.25           0.725
                                              Next 1.0            0.700
                                              Next 5.5            0.675
                                              Next 2.5            0.660
                                              Next 5.0            0.645
                                              Next 5.0            0.635
                                              Next 4.0            0.610
                                              Next 26.0           0.600
                                              Over 50.0           0.570
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                First $1.0          0.700                      0.700%
Mid Cap Value                                 Next 1.0            0.675
                                              Next 1.0            0.650
                                              Next 3.0            0.625
                                              Next 1.5            0.600
                                              Next 2.5            0.575
                                              Next 5.0            0.550
                                              Next 9.0            0.525
                                              Next 26.0           0.500
                                              Over 50.0           0.475
-----------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 51

                                                                                          DAILY RATE ON
                                                 ASSETS      ANNUAL RATE AT             LAST DAY OF MOST
FUND                                           (BILLIONS)   EACH ASSET LEVEL          RECENT FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                      First $0.25         0.970                      0.917%
                                              Next 0.25           0.945
                                              Next 0.25           0.920
                                              Next 0.25           0.895
                                              Over 1.00           0.870
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                 First $1.0          0.220                      0.220%
                                              Next 1.0            0.210
                                              Next 1.0            0.200
                                              Next 4.5            0.190
                                              Next 2.5            0.180
                                              Next 5.0            0.170
                                              Next 9.0            0.160
                                              Next 26.0           0.140
                                              Over 50.0           0.120
-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                First $1.0          0.480                      0.480%
                                              Next 1.0            0.455
                                              Next 1.0            0.430
                                              Next 3.0            0.405
                                              Next 1.5            0.380
                                              Next 1.5            0.365
                                              Next 1.0            0.340
                                              Next 5.0            0.325
                                              Next 5.0            0.315
                                              Next 4.0            0.290
                                              Next 26.0           0.275
                                              Over 50.0           0.250
-----------------------------------------------------------------------------------------------------------------
Smaller-Cap Value                             First $0.25         0.790                      0.790%
                                              Next 0.25           0.765
                                              Next 0.25           0.740
                                              Next 0.25           0.715
                                              Next 1.00           0.690
                                              Over 2.00           0.665
-----------------------------------------------------------------------------------------------------------------



Under the agreement, the management fee is paid monthly. For all funds other than Core Equity, under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board. For Core Equity, under the agreement, the fund also pays brokerage commissions and expenses properly payable by the fund, approved by the Board.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 52

For Balanced and Equity Funds, except for Core Equity and S&P 500 Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Performance Incentive Adjustment Index (PIA Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table.

                              TABLE 11. PIA INDEXES


                                                                                      FEE INCREASE OR
FUND                            PIA INDEX                                                (DECREASE)
-----------------------------------------------------------------------------------------------------
Balanced                        Lipper Balanced Funds Index                             $  (713,641)
-----------------------------------------------------------------------------------------------------

Davis New York Venture          Lipper Large-Cap Core Funds Index                          (398,999)
-----------------------------------------------------------------------------------------------------

Diversified Equity Income       Lipper Equity Income Funds Index                         (2,265,646)
-----------------------------------------------------------------------------------------------------

Dynamic Equity                  Lipper Large-Cap Core Funds Index                        (1,912,717)
-----------------------------------------------------------------------------------------------------

Emerging Markets                Lipper Emerging Markets Funds Index                          (7,088)
-----------------------------------------------------------------------------------------------------

Goldman Sachs Mid Cap Value     Lipper Mid-Cap Value Funds Index                              3,589
-----------------------------------------------------------------------------------------------------

Growth                          Lipper Large-Cap Growth Funds Index                        (191,672)
-----------------------------------------------------------------------------------------------------

International Opportunity       Lipper International Large-Cap Core Funds Index             346,649
-----------------------------------------------------------------------------------------------------

Larger-Cap Value                Lipper Large-Cap Value Funds Index                              772
-----------------------------------------------------------------------------------------------------

Mid Cap Growth                  Lipper Mid-Cap Growth Funds Index                           313,533
-----------------------------------------------------------------------------------------------------

Mid Cap Value                   Lipper Mid-Cap Value Funds Index                           (284,507)
-----------------------------------------------------------------------------------------------------

Partners Small Cap Value        Lipper Small-Cap Value Funds Index                          623,579
-----------------------------------------------------------------------------------------------------

Smaller-Cap Value               Lipper Small-Cap Core Funds Index                             3,613
-----------------------------------------------------------------------------------------------------



The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the fund and the annualized performance of the PIA Index ("performance difference"). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

             TABLE 12. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


--------------------------------------------------------------------------------------------------------
                   EQUITY FUNDS                                         BALANCED FUNDS
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE             ADJUSTMENT RATE               DIFFERENCE              ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 0.50%   0
--------------------------------------------------------------------------------------------------------

0.50% - 1.00%  6 basis points times the              0.50% - 1.00%   6 basis points times the
               performance difference over 0.50%,                    performance difference over 0.50%,
               times 100 (maximum of 3 basis                         times 100 (maximum of 3 basis
               points if a 1% performance                            points if a 1% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------

1.00% - 2.00%  3 basis points, plus 3 basis points   1.00% - 2.00%   3 basis points, plus 3 basis points
               times the performance difference                      times the performance difference
               over 1.00%, times 100 (maximum 6                      over 1.00%, times 100 (maximum 6
               basis points if a 2% performance                      basis points if a 2% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------

2.00% - 4.00%  6 basis points, plus 2 basis points   2.00% - 3.00%   6 basis points, plus 2 basis points
               times the performance difference                      times the performance difference
               over 2.00%, times 100 (maximum 10                     over 2.00%, times 100 (maximum 8
               basis points if a 4% performance                      basis points if a 3% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------

4.00% - 6.00%  10 basis points, plus 1 basis point      3.00% or     8 basis points
               times the performance difference           more
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------

6.00% or more  12 basis points
--------------------------------------------------------------------------------------------------------





RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 53

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's performance exceeds that of the PIA Index, the fee paid to the investment manager will increase. Where the performance of the PIA Index exceeds the performance of the fund, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

CHANGE IN INDEX
If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in the PIA, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates.

               TABLE 13. MANAGEMENT FEES AND NONADVISORY EXPENSES


--------------------------------------------------------------------------------------------------------------------
                                               Management Fees                      Nonadvisory Expenses
--------------------------------------------------------------------------------------------------------------------
FUND                                    2009         2008         2007          2009        2008        2007
--------------------------------------------------------------------------------------------------------------------
Balanced                            $ 4,358,029  $ 5,660,193  $10,207,597   $   328,336  $  603,763  $  702,148
--------------------------------------------------------------------------------------------------------------------
Cash Management                       4,260,259    4,822,786    3,948,685    (1,328,379)    756,032     434,267
--------------------------------------------------------------------------------------------------------------------
Core Equity                             663,143    1,093,082    1,642,137         7,357          64          10
--------------------------------------------------------------------------------------------------------------------
Davis New York Venture                9,259,332    6,684,742    4,175,080       320,167     154,845     292,709
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                     21,852,431   20,594,612   15,781,102     1,391,946   1,723,001   1,465,620
--------------------------------------------------------------------------------------------------------------------
Diversified Equity Income            15,923,618   20,576,046   23,103,173       684,469   1,187,136   1,305,345
--------------------------------------------------------------------------------------------------------------------
Dynamic Equity                        5,645,020    9,714,186   20,273,195       281,599     929,172   1,446,945
--------------------------------------------------------------------------------------------------------------------
Emerging Markets                      8,659,092    9,687,546    8,164,229       675,903   1,701,303     876,161
--------------------------------------------------------------------------------------------------------------------
Global Bond                           9,958,933    9,713,843    6,973,229       586,488     746,219     622,142
--------------------------------------------------------------------------------------------------------------------
Global Inflation Protected            6,733,638    4,287,772    3,236,715       445,545     274,409     195,305
  Securities
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value              97,939      166,318      256,311        13,915         949      (7,715)
--------------------------------------------------------------------------------------------------------------------
Growth                                1,311,431    2,015,754    4,008,245        76,063     265,669     287,271
--------------------------------------------------------------------------------------------------------------------
High Yield Bond                       3,826,311    4,734,214    6,901,243       130,015     357,818     394,044
--------------------------------------------------------------------------------------------------------------------
Income Opportunities                  8,002,259    4,897,354    3,617,325       318,073     427,309     250,862
--------------------------------------------------------------------------------------------------------------------
International Opportunity             4,383,429    7,078,303    8,874,024       222,536     620,517     719,475
--------------------------------------------------------------------------------------------------------------------
Larger-Cap Value                         70,871       72,009      152,872        22,785      31,004      53,422
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                        2,552,962    2,510,358    3,768,124        97,226     227,247     291,133
--------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 54

--------------------------------------------------------------------------------------------------------------------
                                               Management Fees                      Nonadvisory Expenses
--------------------------------------------------------------------------------------------------------------------
FUND                                    2009         2008         2007          2009        2008        2007
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value                       $ 1,370,736  $ 2,342,804  $ 3,056,368   $    67,922  $  198,692  $  227,842
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value             10,479,008    9,813,595    7,915,970       113,009      82,967     (19,551)
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                           430,200      636,430      880,002        65,553     130,130     120,025
--------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government        2,432,037    2,383,501    2,229,664       130,296     266,108     254,181
--------------------------------------------------------------------------------------------------------------------
Smaller-Cap Value                       547,309      692,220    1,358,098        19,558      83,715     136,488
--------------------------------------------------------------------------------------------------------------------



MANAGER OF MANAGERS EXEMPTION
The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For Cash Management, Diversified Bond, Global Bond, High Yield Bond and Short Duration U.S. Government funds: if the fund was to seek to rely on the order, holders of a majority of the fund's outstanding voting securities would need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 15.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 55

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers.

          TABLE 14. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES


                                                          PARENT
FUND                           SUBADVISER                COMPANY               FEE SCHEDULE
-------------------------------------------------------------------------------------------------------
Davis New York    Davis Selected Advisers, LP              N/A     0.45% on the first $100 million,
                  (Davis)(a),(b)                                   reducing to
Venture           (effective April 24, 2006)                       0.25% as assets increase
-------------------------------------------------------------------------------------------------------
Emerging Markets  Threadneedle International                A      0.45% on the first $150 million,
                  Limited(a)                                       reducing to
                  (Threadneedle) (effective July 9,                0.30% as assets increase, and
                  2004)                                            subject to a performance incentive
                                                                   adjustment(c)
-------------------------------------------------------------------------------------------------------
Goldman Sachs     Goldman Sachs Asset Management, L.P.      B      0.45% on all assets
Mid Cap Value     (GSAM) (effective Feb. 19, 2010)
-------------------------------------------------------------------------------------------------------
International     Threadneedle(a)                           A      0.35% on the first $150 million,
                                                                   reducing to
Opportunity       (effective July 9, 2004)                         0.20% as assets increase, and
                                                                   subject to a performance incentive
                                                                   adjustment(c)
-------------------------------------------------------------------------------------------------------
Partners Small    Barrow, Hanley, Mewhinney & Strauss       C      1.00% on the first $10 million,
                                                                   reducing to
Cap Value         (BHMS)(b) (effective March 12, 2004)             0.30% as assets increase
                  -------------------------------------------------------------------------------------
                  Denver Investment Advisors LLC           N/A     0.55% on all assets
                  (Denver) (effective July 16, 2007)
                  -------------------------------------------------------------------------------------
                  Donald Smith & Co. Inc. (Donald          N/A     0.60% on the first $175 million,
                  Smith)(b)                                        reducing
                  (effective March 12, 2004)                       to 0.55% as assets increase
                  -------------------------------------------------------------------------------------
                  Turner Investment Partners, Inc.         N/A     0.50% on the first $50 million,
                  (Turner) (effective June 6, 2008)                reducing to 0.35% as assets increase
                  -------------------------------------------------------------------------------------
                  River Road Asset Management LLC           D      0.50% on all assets
                  (River Road) (effective April 24,
                  2006)
-------------------------------------------------------------------------------------------------------



(a) Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial. Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager and an indirect partially-owned subsidiary of Ameriprise Financial.

(b) This fee is calculated based on the combined net assets subject to the subadviser's investment management.

(c) The adjustment for Threadneedle is based on the performance of one share of the fund and the change in the PIA Index described in Table 11. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

(d) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points (0.12%).

  A - Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
      Financial.

  B - Goldman Sachs Asset Management L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded financial services company.

  C - BHMS is an independent-operating subsidiary of Old Mutual Asset
      Management.

  D - River Road Asset Management LLC is a wholly-owned subsidiary of Aviva
      Investors, a subsidiary of Aviva plc.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 56

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods.

                           TABLE 15. SUBADVISORY FEES


                                                                                 SUBADVISORY FEES PAID
                                                                       -----------------------------------------
FUND                                        SUBADVISER                    2009         2008         2007
----------------------------------------------------------------------------------------------------------------
Davis New York Venture       Davis                                     $4,163,844   $2,714,658   $1,860,765
----------------------------------------------------------------------------------------------------------------
Emerging Markets             Threadneedle                               3,200,561    3,663,559    3,071,641
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value  GSAM                                             N/A(a)       N/A          N/A
                             -----------------------------------------------------------------------------------
                             Former subadviser: Systematic Financial       25,890       40,382       59,588
                             Management, L.P.
                             (Sept. 29, 2006 to Feb. 19, 2010)
                             -----------------------------------------------------------------------------------
                             Former subadviser: WEDGE Capital              31,754       39,026       59,368
                             Management, L.L.P. (Sept. 29, 2006 to
                             Feb. 19, 2010)
----------------------------------------------------------------------------------------------------------------
International Opportunity    Threadneedle                               1,750,791    2,811,094    3,174,884
----------------------------------------------------------------------------------------------------------------
Partners Small Cap Value     BHMS                                       1,029,098      936,632      819,207
                             -----------------------------------------------------------------------------------
                             Denver                                     1,032,044    1,081,799      469,441(b)
                             -----------------------------------------------------------------------------------
                             Donald Smith                               1,411,987    1,213,286      964,656
                             -----------------------------------------------------------------------------------
                             Turner Investments                           819,136      470,813(c)       N/A
                             -----------------------------------------------------------------------------------
                             River Road                                 1,161,679    1,159,140    1,068,635
                             -----------------------------------------------------------------------------------
                             Former subadviser: Franklin Portfolio            N/A      516,539(d)   962,173
                             Associates LLC
                             (March 12, 2004 to June 6, 2008)
----------------------------------------------------------------------------------------------------------------
Smaller-Cap Value            Former subadviser: Kenwood Capital               N/A      608,557(e) 1,002,437
                             Management LLC (from Sept. 13, 1999 to
                             Nov. 21, 2008)
----------------------------------------------------------------------------------------------------------------



   (a) The subadviser did not begin managing the fund until after the fund's fiscal year end.

   (b) For the fiscal period from July 16, 2007 to Dec. 31, 2007.

   (c) For fiscal period from June 6, 2008 to Dec. 31, 2008.

   (d) For fiscal period from Jan. 1, 2008 to June 6, 2008.

   (e) For the fiscal period from Jan. 1, 2008 to Nov. 21, 2008.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 57

PORTFOLIO MANAGERS. For all funds other than money market funds, the following table provides information about the funds' portfolio managers as of Dec. 31, 2009.

                          TABLE 16. PORTFOLIO MANAGERS


                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ------------------------------------------------------------           POTENTIAL
                                                               APPROXIMATE         PERFORMANCE     OWNERSHIP CONFLICTS   STRUCTURE
                                         NUMBER AND TYPE        TOTAL NET             BASED         OF FUND      OF         OF
FUND               PORTFOLIO MANAGER      OF ACCOUNT(a)           ASSETS           ACCOUNTS(b)     SHARES(c)  INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Balanced          Laton Spahr         13 RICs               $14.24 billion
                                      2 PIVs                $52.00 million
                                      17 other accounts(d)  $513.21 million
                  -----------------------------------------------------------
                  Steve Schroll       13 RICs               $14.24 billion
                                      2 PIVs                $52.00 million    8 RICs ($13.68 B)    None         (1)        (10)
                                      19 other accounts(d)  $513.06 million
                  -----------------------------------------------------------
                  Paul Stocking       13 RICs               $14.24 billion
                                      2 PIVs                $52.00 million
                                      20 other accounts(d)  $518.02 million
                  -----------------------------------------------------------------------------------------------------------------
                  Tom Murphy          6 RICs                $10.80 billion    2 RICs ($486.48 M)
                                      2 PIVs                $729.68 million
                                      17 other accounts     $12.58 billion
                  --------------------------------------------------------------------------------
                  Scott Schroepfer    7 RICs                $12.92 billion    2 RICs ($486.48 M)   None         (1)        (11)
                                      2 other accounts      $8.37 million
                  --------------------------------------------------------------------------------
                  Todd White          10 RICs               $14.80 billion    2 RICs ($486.48 M);
                                      7 PIVs                $2.87 billion     1 other account
                                      40 other accounts(d)  $20.35 billion    ($50.7 M)
-----------------------------------------------------------------------------------------------------------------------------------
Davis New York    DAVIS:
  Venture
                  -----------------------------------------------------------------------------------------------------------------
                  Christopher C.      27 RICs               $57.0 billion
                  Davis
                                      14 PIVs               $1.0 billion
                                      118 other             $9.0 billion
                                      accounts(d)
                  -----------------------------------------------------------
                  Kenneth C.          25 RICs               $57.0 billion     None                 None(f)      (3)        (14)
                  Feinberg
                                      13 PIVs               $1.0 billion
                                      109 other             $8.0 billion
                                      accounts(d)
-----------------------------------------------------------------------------------------------------------------------------------
Core Equity       Dimitris Bertsimas  29 RICs               $11.40 billion    8 RICs ($4.57 B)
                                      1 PIV                 $591.86 million
                                      18 other accounts(d)  $2.57 billion                          None         (1)        (12)
                  --------------------------------------------------------------------------------
                  Gina Mourtzinou     9 RICs                $8.87 billion     7 RICs ($7.92 B)
                                      14 other accounts     $116.72 million
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond  Tom Murphy          6 RICs                $5.55 billion     3 RICs ($821.26 M)
                                      2 PIVs                $729.68 million
                                      17 other accounts     $12.58 billion
                  --------------------------------------------------------------------------------
                  Scott Schroepfer    7 RICs                $7.67 billion     3 RICs ($821.26 M)
                                      2 other accounts      $8.37 million                          None         (1)        (11)
                  --------------------------------------------------------------------------------
                  Todd White          10 RICs               $9.55 billion     3 RICs ($821.26 M);
                                      7 PIVs                $2.87 billion     1 other account
                                      40 other accounts(d)  $20.35 billion    ($50.7 M)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified       Laton Spahr         13 RICs               $11.07 billion
  Equity
Income                                2 PIVs                $52.00 million
                                      17 other accounts(d)  $513.21 million
                  -----------------------------------------------------------
                  Steve Schroll       13 RICs               $11.07 billion
                                      2 PIVs                $52.00 million    8 RICs ($10.51 B)    None         (1)        (10)
                                      19 other accounts(d)  $513.06 million
                  -----------------------------------------------------------
                  Paul Stocking       13 RICs               $11.07 billion
                                      2 PIVs                $52.00 million
                                      20 other accounts(d)  $518.02 million
-----------------------------------------------------------------------------------------------------------------------------------
Dynamic Equity    Dimitris Bertsimas  29 RICs               $10.19 billion
                                      1 PIV                 $591.86 million   7 RICs ($7.04 B)
                                      18 other accounts(d)  $2.57 billion                          None         (1)        (12)
                  --------------------------------------------------------------------------------
                  Gina Mourtzinou     9 RICs                $7.66 billion     6 RICs ($6.52 B)
                                      14 other accounts     $116.72 million
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets  THREADNEEDLE:
                  -----------------------------------------------------------------------------------------------------------------
                  Julian Thompson     1 RIC                 $643.43 million
                  ------------------  3 PIVs                $1.09 billion     1 RIC $643.43 M      None         (2)        (13)
                  Jules Mort          2 other accounts      $33.20 million
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond       Nicolas Pifer       5 RICs                $3.44 billion     None                 None         (1)        (11)
                                      3 PIVs                $30.18 million
                                      17 other accounts(d)  $4.60 billion

-----------------------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 58

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ------------------------------------------------------------           POTENTIAL
                                                               APPROXIMATE         PERFORMANCE     OWNERSHIP CONFLICTS   STRUCTURE
                                         NUMBER AND TYPE        TOTAL NET             BASED         OF FUND      OF         OF
FUND               PORTFOLIO MANAGER      OF ACCOUNT(a)           ASSETS           ACCOUNTS(b)     SHARES(c)  INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
                  -----------------------------------------------------------------------------------------------------------------
Global Inflation  Todd White          10 RICs               $12.78 billion    3 RICs ($821.26 M);
  Protected
  Securities
                                      7 PIVs                $2.87 billion     1 other account
                                      40 other accounts(d)  $20.35 billion    ($50.7 M)
                  --------------------------------------------------------------------------------
                  Nicholas Pifer      5 RICs                $2.77 billion     None                 None         (1)        (11)
                                      3 PIVs                $30.18 million
                                      17 other accounts(d)  $4.60 billion
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs     GSAM:
  Mid Cap Value
                  -----------------------------------------------------------------------------------------------------------------
                  Sean Gallagher      9 RICs                $12.06 billion    2 PIVs ($88.7 M);
                  ------------------  2 PIVs                $88.70 million    2 other accounts
                  Andrew Braun        181 other accounts    $10.60 billion    ($130.4 M)
                  --------------------------------------------------------------------------------
                  Dolores Bamford     10 RICs               $13.71 billion    2 PIVs ($88.7 M);    None         (4)        (17)
                  ------------------  2 PIVs                $88.70 million    3 other accounts
                  Scott Carroll       198 other accounts    $11.67 billion    ($252.6 M)
-----------------------------------------------------------------------------------------------------------------------------------

Growth            Erik J. Voss        3 RICs                $1.89 billion     None                 None         (1)        (15)
                                      9 other accounts      $201.47 million
-----------------------------------------------------------------------------------------------------------------------------------

High Yield Bond   Scott Schroepfer    7 RICs                $12.53 billion    3 RICs ($821.26 M)   None         (1)        (11)
                                      2 other accounts      $8.37 million
-----------------------------------------------------------------------------------------------------------------------------------

Income            Brian Lavin         1 RIC                 $764.23 million   None
  Opportunities
                                      1 PIV                 $12.46 million                         None         (1)        (11)
                                      3 other account       $1.58 billion
-----------------------------------------------------------------------------------------------------------------------------------
International     THREADNEEDLE:
  Opportunity
                  -----------------------------------------------------------------------------------------------------------------
                  Alex Lyle           1 RIC                 $427.29 million   1 RIC ($427.29 M)
                                      16 PIVs               $1.16 billion
                                      40 other accounts     $2.87 billion                          None         (2)        (13)
                  --------------------------------------------------------------------------------
                  Esther Perkins      5 other accounts      $608.68 million   None
-----------------------------------------------------------------------------------------------------------------------------------
Larger-Cap Value  Neil T. Eigen       6 RICs                $910.39 million
                                      2 PIVs                $149.37 million
                                      65 other accounts(d)  $2.92 billion
                  -----------------------------------------------------------
                  Richard S. Rosen    6 RICs                $910.39 million   1 RIC ($137.29 M)    None         (1)        (15)
                                      2 PIVs                $149.37 million
                                      70 other accounts(d)  $2.88 billion
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth    John K. Schonberg   8 RICs                $1.48 billion
                                      2 PIVs                $19.14 million
                                      6 other accounts      $1.14 million
                  -----------------------------------------------------------
                  Michael Marzolf     2 RICs                $1.06 billion     2 RICs ($1.06 B)     None         (1)        (16)
                                      2 other accounts      $0.05 million
                  -----------------------------------------------------------
                  Samuel Murphy       2 RICs                $1.06 billion
                                      3 other accounts      $0.13 million
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value     Laton Spahr         13 RICs               $14.69 billion
                                      2 PIVs                $52.00 million
                                      17 other accounts(d)  $513.21 million
                  -----------------------------------------------------------
                  Steve Schroll       13 RICs               $14.69 billion
                                      2 PIVs                $52.00 million    8 RICs ($14.12 B)    None         (1)        (10)
                                      19 other accounts(d)  $513.06 million
                  -----------------------------------------------------------
                  Paul Stocking       13 RICs               $14.69 billion
                                      2 PIVs                $52.00 million
                                      20 other accounts(d)  $518.02 million

-----------------------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 59

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ------------------------------------------------------------           POTENTIAL
                                                               APPROXIMATE         PERFORMANCE     OWNERSHIP CONFLICTS   STRUCTURE
                                         NUMBER AND TYPE        TOTAL NET             BASED         OF FUND      OF         OF
FUND               PORTFOLIO MANAGER      OF ACCOUNT(a)           ASSETS           ACCOUNTS(b)     SHARES(c)  INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
                  -----------------------------------------------------------------------------------------------------------------
BHMS:             Partners Small Cap Value
                  James S. McClure    4 RICs                $549.9 million
                  ------------------  1 PIV                 $4.8 million      None                 None         (5)        (18)
                  John P. Harloe      15 other accounts     $556.5 million
                  -----------------------------------------------------------------------------------------------------------------
                  DENVER:
                  -----------------------------------------------------------------------------------------------------------------
                  Kris Herrick        7 RICs                $491.52 million
                                      423 other             $643.45 million
                                      accounts(e)
                  -----------------------------------------------------------
                  Troy Dayton                                                 1 RIC ($16 M);       None         (6)        (19)
                  ------------------                                          2 other accounts
                  Mark Adelmann       6 RICs                $489.69 million   ($117.9 M)
                  ------------------  423 other             $643.45 million
                  Derek Anguilm       accounts(e)
                  ------------------
                  Lisa Ramirez
                  -----------------------------------------------------------------------------------------------------------------
                  DONALD SMITH:
                  -----------------------------------------------------------------------------------------------------------------
                  Donald G. Smith     2 RICs                $864.00 million   1 RIC ($811 M);
                                      1 PIV                 $94.00 million    1 other account      None         (7)        (20)
                                      32 other accounts     $2.09 billion     ($70 M)
                  Richard L.
                  Greenberg
                  -----------------------------------------------------------------------------------------------------------------
                  TURNER:
                  -----------------------------------------------------------------------------------------------------------------
                  David Kovacs        3 RICs                $49.0 million     1 PIV ($1 M)
                                      9 PIVs                $91.0 million
                                      7 other accounts      $242.0 million
                  --------------------------------------------------------------------------------
                  Jennifer C. Boden   4 RICs                $71.0 million     2 PIVs ($9 M)        None         (8)        (21)
                                      11 PIVs               $100.0 million
                                      7 other accounts      $242.0 million
                  -----------------------------------------------------------------------------------------------------------------
                  RIVER ROAD:
                  -----------------------------------------------------------------------------------------------------------------
                  James C. Shircliff  4 RICs                $950.80 million
                  ------------------  9 PIVs                $1.33 billion
                  Henry W. Sanders    100 other accounts    $1.08 billion
                  -----------------------------------------------------------
                  R. Andrew Beck      3 RICs                $766.70 million   None                 None         (9)        (22)
                                      3 PIVs                $79.90 million
                                      88 other accounts     $1.03 billion
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index     Dimitris Bertsimas  29 RICs               $2.57 billion     8 RICs ($8.44 B)
                                      1 PIV                 $591.86 million                        None
                                      18 other accounts(d)  $2.57 billion
                  ------------------------------------------------------------------------------------------
                  Georgios Vetoulis   2 RICs                $526.95 million   None                              (1)        (12)
                                      1 PIV                 $591.86 million                        None
                                      2 other accounts      $0.35 million
-----------------------------------------------------------------------------------------------------------------------------------
Short Duration    Todd White          10 RICs               $14.61 billion    3 RICs ($821.26 M);
  U.S.
  Government
                                      7 PIVs                $2.87 billion     1 other account      None
                                      40 other accounts(d)  $20.35 billion    ($50.7 M)
                  ------------------------------------------------------------------------------------------
                  John McColley       1 RIC                 $687.12 million   None                              (1)        (11)
                                      2 other accounts      $0.27 million                          None
-----------------------------------------------------------------------------------------------------------------------------------
Smaller-Cap       Neil T. Eigen       6 RICs                $846.14 million
  Value
                                      2 PIVs                $149.37 million
                                      65 other accounts(d)  $2.92 billion
                  -----------------------------------------------------------
                  Richard S. Rosen    6 RICs                $846.14 million   1 RIC ($137.29 M)    None         (1)        (15)
                                      2 PIVs                $149.37 million
                                      70 other accounts(d)  $2.88 billion
-----------------------------------------------------------------------------------------------------------------------------------



(a) RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

(d) Reflects each wrap program sponsor as a single client, rather than counting each participant in the program as a separate client.

(e)   Primarily managed money/wrap accounts.

(f) Neither Christopher Davis nor Kenneth Feinberg own any shares of Davis New York Venture Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

POTENTIAL CONFLICTS OF INTEREST
(1) RIVERSOURCE: RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and

RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 60
        other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

        RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) THREADNEEDLE: Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

        Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(3) DAVIS: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:
        - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.
        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.
        - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.
        - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures

RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 61
          intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(4) GSAM: GSAM's portfolio managers are often responsible for managing one or more mutual funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

        GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between the Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

(5) BHMS: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(6) DENVER: Denver Investment Advisors LLC ("Denver Investments") has adopted policies and procedures that address potential conflicts of interest that may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account, such as conflicts relating to the allocation of limited investment opportunities, the order of executing transactions when the aggregation of the order is not possible, personal investing activities, structure of portfolio manager compensation. While there is no guarantee that such policies and procedures will be effective in all cases, Denver Investments believes that its policies and procedures and associated controls relating to potential material conflicts of interest involving the fund and its other managed funds and accounts have been reasonably designed.

(7) DONALD SMITH: Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

        Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

        Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(8) TURNER: As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV,
        Part II for a description of some of its policies and procedures in this regard.

(9)     RIVER ROAD: Portfolio managers at River Road Asset Management (River
        Road) may manage one or more mutual funds as well as other types of accounts, including separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, River Road monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 62

        River Road has a fiduciary responsibility to all of the clients for which it manages accounts. River Road seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. River Road has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

STRUCTURE OF COMPENSATION

(10)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(11)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(12)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year, five-year and ten-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. RiverSource Investments portfolio managers are

RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 63
        provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

   (13) THREADNEEDLE: To align the interests of our investment staff with those of our clients the remuneration plan for senior individuals comprises basic salary, an annual profit share (linked to individual performance and the profitability of the company) and a Long Term Incentive Plan known as the Equity Incentive Plan ("EIP") linked to measures of Threadneedle's corporate success. Threadneedle believes this encourages longevity of service.

        The split between each component varies between investment professionals and will be dependent on performance and the type of funds they manage.

        The split of the profit share focuses on three key areas of success:

        - Performance of own funds and research recommendations,

        - Performance of all portfolios in the individual's team,

        - Broader contribution to the wider thinking of the investment team, e.g. idea generation, interaction with colleagues and commitment for example to assisting the sales effort.

        Consideration of the individual's general contribution is designed to encourage fund managers to think beyond personal portfolio performance and considers contributions made in:

        - Inter-team discussions, including asset allocation, global sector themes and weekly investment meetings,

        - Intra-team discussion, stock research and investment insights,

        - Marketing support, including written material and presentations.

        It is important to appreciate that in order to maximize an individual's rating and hence their profit share, they need to score well in all areas. It is not sufficient to produce good personal fund performance without contributing effectively to the team and wider investment department. This structure is closely aligned with the Threadneedle's investment principles of sharing ideas and effective communication.

   (14) DAVIS: Kenneth Feinberg's compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

        Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(15)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon

RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 64
        their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(16)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(17) GSAM: GSAM's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

        The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

        - Individual performance (relative, absolute)

        - Team performance (relative, absolute)

        - Consistent performance that aligns with clients' objectives

        - Achievement of top rankings (relative and competitive)

        The benchmark for this Fund is the Russell Mid Cap(R) Value Index.

   (18) BHMS: In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semiannually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

        The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance. Lastly, many of our key investment personnel have a longer-term incentive compensation plan in the form of an equity interest in Barrow, Hanley, Mewhinney & Strauss, LLC.

   (19) DENVER: Denver Investments is a limited liability company with "members" or "partners" as the owners of the firm. The compensation structure for partners versus employees differs such that a separate description of portfolio managers' compensation is required for those portfolio managers who are partners and those who are not partners.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 65

        As a portfolio manager and partner of Denver Investments, the primary compensation comes from a base salary and a predetermined percentage of distributed profit. Additionally, the management committee of Denver Investments may award an incentive compensation bonus to partners who significantly exceed expectations over an extended period. The criteria for the incentive compensation pool include the following factors: investment performance, growth and/or retention of assets, profitability and intangibles. There is a composite of similarly managed accounts for each investment style at Denver Investments, and the Fund is included in the appropriate composite. The performance criteria emphasizes pre-tax long-term (3-5 year when available) results of the composites compared to the applicable benchmark index and peer group data, rather than any specific Fund or account result.

        Non-partner portfolio manager compensation consists of a base salary, discretionary firm profit sharing and predetermined potential bonus. A portion of the bonus is determined by the overall pre-tax performance of the investment management accounts managed by the non-partner portfolio manager (including the Fund) in comparison to the applicable benchmark index and peer group data in the same manner as described above for partners. The remaining portion of the bonus is subjective, based primarily on the portfolio manager's contributions to the investment process, stock selection and teamwork.

        Both partner and non-partner portfolio managers can also participate in Denver Investments' defined contribution retirement plan, which includes normal matching provisions and a discretionary contribution in accordance with applicable tax regulations.

   (20) DONALD SMITH: All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(21) TURNER: Investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Compensation for investment professionals is tied to the performance of all accounts within the relevant composite. Turner evaluates investment professionals' performance over multiple time frames, including 1, 3, 5 year and since inception, relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

        The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. Robert E. Turner, CFA, chairman and chief investment officer, and David Kovacs, CFA, chief investment officer, quantitative strategies is responsible for setting base salaries, bonus targets, and making all subjective judgments related to the compensation for Turner's Quantitative Equity Team members.

   (22) RIVER ROAD: River Road's portfolio managers currently receive an annual fixed base salary plus potential incentive compensation up to a pre-determined fixed percentage rate of base salary. Incentive compensation is based on multiple factors, including risk-adjusted 3- and 5-year performance for the strategy composite, versus peer group and benchmark indices. Composite performance criteria are not applied independently for the Fund, but are assumed to be encompassed among the like managed accounts in the strategy composite.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 66

ADMINISTRATIVE SERVICES

FOR FUNDS OTHER THAN CORE EQUITY
Each fund, except for Core Equity (which is closed to new investors), has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fees are calculated as follows:

            TABLE 17. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE


                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    -------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     12,000,000,000    $12,000,000,001 +
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                          0.080%            0.075%            0.070%             0.060%             0.050%
Global Bond
International Opportunity
Partners Small Cap Value
Smaller-Cap Value
-------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                          0.070%            0.065%            0.060%             0.050%             0.040%
Global Inflation Protected
  Securities
High Yield Bond
Income Opportunities
Short Duration U.S. Government
-------------------------------------------------------------------------------------------------------------------------------
Balanced                                  0.060%            0.055%            0.050%             0.040%             0.030%
Cash Management
Davis New York Venture
Diversified Equity Income
Dynamic Equity
Goldman Sachs Mid Cap Value
Growth
Larger-Cap Value
Mid Cap Growth
Mid Cap Value
S&P 500 Index
-------------------------------------------------------------------------------------------------------------------------------




The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period.

                          TABLE 18. ADMINISTRATIVE FEES


-------------------------------------------------------------------------------------------------------
                                                     Administrative Services Fees Paid In    Daily rate
-----------------------------------------------------------------------------------------    applied to
FUND                                                    2009         2008         2007      fund assets
-------------------------------------------------------------------------------------------------------
Balanced                                             $  551,091   $  742,180   $1,046,093      0.057%
-------------------------------------------------------------------------------------------------------
Cash Management                                         729,115      819,350      678,873      0.058
-------------------------------------------------------------------------------------------------------
Davis New York Venture                                  755,897      502,656      354,756      0.054
-------------------------------------------------------------------------------------------------------
Diversified Bond                                      2,887,639    2,732,326    2,137,262      0.057
-------------------------------------------------------------------------------------------------------
Diversified Equity Income                             1,635,524    1,768,738    1,941,348      0.050
-------------------------------------------------------------------------------------------------------
Dynamic Equity                                          710,424    1,177,281    1,763,984      0.055
-------------------------------------------------------------------------------------------------------
Emerging Markets                                        628,632      657,275      575,282      0.078
-------------------------------------------------------------------------------------------------------
Global Bond                                           1,126,031    1,101,169      790,122      0.074
-------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                 1,015,022      658,123      503,285      0.063
-------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                               7,258       11,240       18,530      0.060
-------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 67

-------------------------------------------------------------------------------------------------------
                                                     Administrative Services Fees Paid In    Daily rate
-----------------------------------------------------------------------------------------    applied to
FUND                                                    2009         2008         2007      fund assets
-------------------------------------------------------------------------------------------------------
Growth                                               $  150,307   $  270,442   $  389,898      0.060%
-------------------------------------------------------------------------------------------------------
High Yield Bond                                         446,540      546,559      781,583      0.068
-------------------------------------------------------------------------------------------------------
Income Opportunities                                    868,564      546,859      410,104      0.064
-------------------------------------------------------------------------------------------------------
International Opportunity                               409,567      674,285      972,158      0.079
-------------------------------------------------------------------------------------------------------
Larger-Cap Value                                          7,010        9,071       15,635      0.060
-------------------------------------------------------------------------------------------------------
Mid Cap Growth                                          191,947      259,156      385,269      0.060
-------------------------------------------------------------------------------------------------------
Mid Cap Value                                           141,875      191,902      251,524      0.060
-------------------------------------------------------------------------------------------------------
Partners Small Cap Value                                816,185      793,172      637,920      0.076
-------------------------------------------------------------------------------------------------------
S&P 500 Index                                           117,325      173,568      239,995      0.060
-------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                          354,233      347,387      325,157      0.070
-------------------------------------------------------------------------------------------------------
Smaller-Cap Value                                        55,059       89,242      159,701      0.080
-------------------------------------------------------------------------------------------------------




TRANSFER AGENCY SERVICES

FOR FUNDS OTHER THAN CORE EQUITY
Each fund, other than Core Equity (which is closed to new investors), has a Transfer Agency and Servicing Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

RiverSource Fund Distributors, Inc. ("RiverSource Fund Distributors" or the "distributor"), 50611 Ameriprise Financial Center, Minneapolis, MN 55474, an indirect wholly-owned subsidiary of RiverSource Investments, LLC, is the funds' principal underwriter and distributor. Prior to May 2009, RiverSource Distributors, Inc. served as the funds' principal underwriter and distributor. Each fund's shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

FOR FUNDS OTHER THAN CORE EQUITY
To help defray the cost of distribution and servicing, each fund, other than Core Equity (which is closed to new investors), approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with RiverSource Distributors. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% on Class 2 shares and 0.125% on Class 3 shares. These fees are not applicable to Class 1 shares of the fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the RiverSource Variable Portfolio Funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

The Plan must be approved annually by the Board, including a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the fund (Independent Directors), if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of the Independent Directors of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the fund or by RiverSource

RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 68

Distributors. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Independent Directors of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of the Independent Directors is the responsibility of the other the Independent Directors. Independent Directors do not have any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund, other than Core Equity, paid 12b-1 fees as shown in the following table.

                              TABLE 19. 12B-1 FEES


FUND                                                                Fees paid during last fiscal year
-----------------------------------------------------------------------------------------------------
Balanced                                                                        $1,196,662
-----------------------------------------------------------------------------------------------------
Cash Management                                                                  1,635,518
-----------------------------------------------------------------------------------------------------
Davis New York Venture                                                           1,709,040
-----------------------------------------------------------------------------------------------------
Diversified Bond                                                                 6,281,686
-----------------------------------------------------------------------------------------------------
Diversified Equity Income                                                        3,981,805
-----------------------------------------------------------------------------------------------------
Dynamic Equity                                                                   1,588,691
-----------------------------------------------------------------------------------------------------
Emerging Markets                                                                 1,006,059
-----------------------------------------------------------------------------------------------------
Global Bond                                                                      1,881,865
-----------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                                            1,958,981
-----------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                                                         15,120
-----------------------------------------------------------------------------------------------------
Growth                                                                             313,150
-----------------------------------------------------------------------------------------------------
High Yield Bond                                                                    810,668
-----------------------------------------------------------------------------------------------------
Income Opportunities                                                             1,659,845
-----------------------------------------------------------------------------------------------------
International Opportunity                                                          642,162
-----------------------------------------------------------------------------------------------------
Larger-Cap Value                                                                    14,604
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                                                                     399,903
-----------------------------------------------------------------------------------------------------
Mid Cap Value                                                                      295,583
-----------------------------------------------------------------------------------------------------
Partners Small Cap Value                                                         1,328,107
-----------------------------------------------------------------------------------------------------
S&P 500 Index                                                                      244,434
-----------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                                     633,350
-----------------------------------------------------------------------------------------------------
Smaller-Cap Value                                                                   86,029
-----------------------------------------------------------------------------------------------------


CUSTODIAN SERVICES

The fund's securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, each fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan in other financial institutions as permitted by law and by the fund's custodian agreement.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each Independent Director, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 69

ORGANIZATIONAL INFORMATION


Each fund is an open-end management investment company. The funds' headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.


SHARES

Each fund is owned by subaccounts, its shareholders. The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.


          TABLE 20. FUND HISTORY TABLE FOR RIVERSOURCE FAMILY OF FUNDS



                                                                                             FISCAL
                                  DATE OF        DATE BEGAN      FORM OF        STATE OF      YEAR
FUND*                          ORGANIZATION      OPERATIONS    ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE BOND SERIES,    4/29/81, 4/8/86(1)
  INC.(2)                                                      Corporation        NV/MN       7/31
-------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate                          2/16/06                                                 Yes
  Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Income                                 6/19/03                                                 Yes
  Opportunities Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Inflation                              3/4/04                                                   No
  Protected Securities
  Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Limited                                6/19/03                                                 Yes
  Duration Bond Fund
-------------------------------------------------------------------------------------------------------------------




RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 70

                                                                                             FISCAL
                                  DATE OF        DATE BEGAN      FORM OF        STATE OF      YEAR
FUND*                          ORGANIZATION      OPERATIONS    ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE CALIFORNIA            4/7/86
  TAX-EXEMPT TRUST                                            Business Trust       MA       8/31(10)
-------------------------------------------------------------------------------------------------------------------
RiverSource California                             8/18/86                                                  No
  Tax-Exempt Fund
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE DIMENSIONS      2/20/68, 4/8/86(1)
  SERIES, INC.                                                 Corporation        NV/MN       7/31
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                            5/18/06                                                 Yes
  Small and Mid Cap
  Equity Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                            2/16/06                                                 Yes
  Small Cap Value Fund
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE DIVERSIFIED     6/27/74, 4/8/86(1)
  INCOME SERIES, INC.(2)                                       Corporation        NV/MN       8/31
-------------------------------------------------------------------------------------------------------------------
RiverSource Diversified                            10/3/74                                                 Yes
  Bond Fund(3)
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE EQUITY          3/18/57, 4/8/86(1)
  SERIES, INC.                                                 Corporation        NV/MN       11/30
-------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap                                6/4/57                                                  Yes
  Growth Fund(4)
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GLOBAL               10/28/88
  SERIES, INC.                                                 Corporation         MN         10/31
-------------------------------------------------------------------------------------------------------------------
RiverSource Absolute                               6/15/06                                                 Yes
  Return Currency and
  Income Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Emerging                               2/16/06                                                  No
  Markets Bond Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond                            3/20/89                                                  No
  Fund
-------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging                             11/13/96                                                 Yes
  Markets Fund(4), (5),
  (11)
-------------------------------------------------------------------------------------------------------------------
Threadneedle Global                                5/29/90                                                 Yes
  Equity Fund(5), (6),
  (11)
-------------------------------------------------------------------------------------------------------------------
Threadneedle Global                                8/1/08                                                  Yes
  Equity Income Fund
-------------------------------------------------------------------------------------------------------------------
Threadneedle Global                                8/1/08                                                  Yes
  Extended Alpha Fund
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GOVERNMENT            3/12/85
  INCOME SERIES, INC.                                          Corporation         MN         5/31
-------------------------------------------------------------------------------------------------------------------
RiverSource Short                                  8/19/85                                                 Yes
  Duration U.S.
  Government Fund(3)
-------------------------------------------------------------------------------------------------------------------
RiverSource U.S.                                   2/14/02                                                 Yes
  Government Mortgage
  Fund
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GOVERNMENT            6/29/76          1/31/77                                                 Yes
  MONEY MARKET FUND,
  INC.(17)                                                     Corporation         MD         12/31
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE HIGH YIELD            8/17/83
  INCOME SERIES, INC.                                          Corporation         MN         5/31
-------------------------------------------------------------------------------------------------------------------
RiverSource High Yield                             12/8/83                                                 Yes
  Bond Fund(3)
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INCOME          2/10/45; 4/8/86(1)
  SERIES, INC.                                                 Corporation        NV/MN      1/31(7)
-------------------------------------------------------------------------------------------------------------------
RiverSource Income                                 2/16/06                                                 Yes
  Builder Basic Income
  Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Income                                 2/16/06                                                 Yes
  Builder Enhanced Income
  Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Income                                 2/16/06                                                 Yes
  Builder Moderate Income
  Fund
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL         5/9/01
  MANAGERS SERIES,
  INC.(2)                                                      Corporation         MN         10/31
-------------------------------------------------------------------------------------------------------------------
RiverSource Partners                               9/28/01                                                 Yes
  International Select
  Growth Fund(11)
-------------------------------------------------------------------------------------------------------------------
RiverSource Partners                               9/28/01                                                 Yes
  International Select
  Value Fund(11)
-------------------------------------------------------------------------------------------------------------------
RiverSource Partners                               10/3/02                                                 Yes
  International Small Cap
  Fund(11)
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL         7/18/84
  SERIES, INC.(2)                                              Corporation         MN         10/31
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                            5/18/06                                                 Yes
  International Equity
  Fund
-------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific                          7/15/09                                                 Yes
  Fund
-------------------------------------------------------------------------------------------------------------------
Threadneedle European                              6/26/00                                                 Yes
  Equity Fund(5), (11)
-------------------------------------------------------------------------------------------------------------------
Threadneedle                                      11/15/84                                                 Yes
  International
  Opportunity Fund(4),
  (5), (11)
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INVESTMENT      1/18/40; 4/8/86(1)
  SERIES, INC.                                                 Corporation        NV/MN       9/30
-------------------------------------------------------------------------------------------------------------------
RiverSource Balanced                               4/16/40                                                 Yes
  Fund(4)
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                            5/17/07                                                 Yes
  Large Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                            8/1/08                                                  Yes
  Large Cap Value Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Diversified                           10/15/90                                                 Yes
  Equity Income Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                          2/14/02                                                 Yes
  Fund
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE LARGE CAP       5/21/70, 4/8/86(1)
  SERIES, INC.(2)                                              Corporation        NV/MN       7/31
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                            4/24/03                                                 Yes
  Equity Fund(4)
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MANAGERS              3/20/01
  SERIES, INC.(2)                                              Corporation         MN         5/31
-------------------------------------------------------------------------------------------------------------------
RiverSource Partners                               6/18/01                                                 Yes
  Fundamental Value
  Fund(11)
-------------------------------------------------------------------------------------------------------------------
RiverSource Partners                               6/18/01                                                 Yes
  Small Cap Value
  Fund(11)
-------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 71

                                                                                             FISCAL
                                  DATE OF        DATE BEGAN      FORM OF        STATE OF      YEAR
FUND*                          ORGANIZATION      OPERATIONS    ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MARKET                8/25/89
  ADVANTAGE SERIES, INC.                                       Corporation         MN         1/31
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio                              3/4/04                                                  Yes
  Builder Conservative
  Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio                              3/4/04                                                  Yes
  Builder Moderate
  Conservative Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio                              3/4/04                                                  Yes
  Builder Moderate Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio                              3/4/04                                                  Yes
  Builder Moderate
  Aggressive Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio                              3/4/04                                                  Yes
  Builder Aggressive Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio                              3/4/04                                                  Yes
  Builder Total Equity
  Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index                         10/25/99                                                 Yes
  Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Small Company                          8/19/96                                                 Yes
  Index Fund
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MONEY MARKET    8/22/75; 4/8/86(1)
  SERIES, INC.                                                 Corporation        NV/MN       7/31
-------------------------------------------------------------------------------------------------------------------
RiverSource Cash                                   10/6/75                                                 Yes
  Management Fund
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SECTOR                3/25/88
  SERIES, INC.                                                 Corporation         MN         6/30
-------------------------------------------------------------------------------------------------------------------
RiverSource Dividend                               8/1/88                                                  Yes
  Opportunity Fund(8)
-------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate                            3/4/04                                                   No
  Fund
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SELECTED              10/5/84
  SERIES, INC.                                                 Corporation         MN         3/31
-------------------------------------------------------------------------------------------------------------------
RiverSource Precious                               4/22/85                                                  No
  Metals and Mining
  Fund(9)
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SERIES                1/27/06
  TRUST(14)                                                   Business Trust       MA         4/30
-------------------------------------------------------------------------------------------------------------------
RiverSource 120/20                                10/18/07                                                 Yes
  Contrarian Equity Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Recovery and                           2/19/09                                                  No
  Infrastructure Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement                             5/18/06                                                 Yes
  Plus 2010 Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement                             5/18/06                                                 Yes
  Plus 2015 Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement                             5/18/06                                                 Yes
  Plus 2020 Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement                             5/18/06                                                 Yes
  Plus 2025 Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement                             5/18/06                                                 Yes
  Plus 2030 Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement                             5/18/06                                                 Yes
  Plus 2035 Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement                             5/18/06                                                 Yes
  Plus 2040 Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement                             5/18/06                                                 Yes
  Plus 2045 Fund
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SHORT TERM      4/23/68, 4/8/86(1)
  INVESTMENTS SERIES,
  INC.(15)                                                     Corporation        NV/MN       7/31
-------------------------------------------------------------------------------------------------------------------
RiverSource Short-Term                             9/26/06                                                 Yes
  Cash Fund
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SPECIAL TAX-          4/7/86
  EXEMPT SERIES TRUST                                         Business Trust       MA       8/31(10)
-------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota                              8/18/86                                                  No
  Tax-Exempt Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-                          8/18/86                                                  No
  Exempt Fund
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE STRATEGIC             10/9/84
  ALLOCATION SERIES,
  INC.(2)                                                      Corporation         MN         9/30
-------------------------------------------------------------------------------------------------------------------
RiverSource Strategic                              1/23/85                                                 Yes
  Allocation Fund(4)
-------------------------------------------------------------------------------------------------------------------
RiverSource Strategic                              5/17/07                                                 Yes
  Income Allocation Fund
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE STRATEGY              1/24/84
  SERIES, INC.                                                 Corporation         MN         3/31
-------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value                           5/14/84                                                 Yes
  Fund
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT      12/21/78; 4/8/86(1)
  INCOME SERIES, INC.(2)                                       Corporation        NV/MN       11/30
-------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt                             5/7/79                                                  Yes
  High Income Fund(4)
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT      9/30/76, 4/8/86(1)
  SERIES, INC.                                                 Corporation        NV/MN       11/30
-------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate                          11/13/96                                                 Yes
  Tax-Exempt Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt                            11/24/76                                                 Yes
  Bond Fund
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE              9/11/07
  SERIES TRUST(12)                                            Business Trust       MA         12/31
-------------------------------------------------------------------------------------------------------------------
Disciplined Asset                                  5/1/08                                                  Yes
  Allocation
  Portfolios -- Aggres-
  sive
-------------------------------------------------------------------------------------------------------------------
Disciplined Asset                                  5/1/08                                                  Yes
  Allocation
  Portfolios -- Conserva-
  tive
-------------------------------------------------------------------------------------------------------------------
Disciplined Asset                                  5/1/08                                                  Yes
  Allocation
  Portfolios -- Moderate
-------------------------------------------------------------------------------------------------------------------
Disciplined Asset                                  5/1/08                                                  Yes
  Allocation
  Portfolios -- Moder-
  ately Aggressive
-------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 72

                                                                                             FISCAL
                                  DATE OF        DATE BEGAN      FORM OF        STATE OF      YEAR
FUND*                          ORGANIZATION      OPERATIONS    ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-------------------------------------------------------------------------------------------------------------------
Disciplined Asset                                  5/1/08                                                  Yes
  Allocation
  Portfolios -- Moder-
  ately Conservative
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                               4/30/86                                                 Yes
  Portfolio -- Balanced
  Fund(4)
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                              10/31/81                                                 Yes
  Portfolio -- Cash
  Management Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                               9/10/04                                                 Yes
  Portfolio -- Core
  Equity Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                              10/13/81                                                 Yes
  Portfolio -- Diversi-
  fied Bond Fund(3)
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                               9/15/99                                                 Yes
  Portfolio -- Diversi-
  fied Equity Income Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                              10/13/81                                                 Yes
  Portfolio -- Dynamic
  Equity Fund(5), (16)
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                               5/1/96                                                   No
  Portfolio -- Global
  Bond Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                               9/13/04                                                  No
  Portfolio -- Global
  Inflation Protected
  Securities Fund(13)
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                               5/1/96                                                  Yes
  Portfolio -- High Yield
  Bond Fund(3)
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                               6/1/04                                                  Yes
  Portfolio -- Income
  Opportunities Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                               4/14/10                                                 Yes
  Portfolio -- Limited
  Duration Bond Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                               5/1/01                                                  Yes
  Portfolio -- Mid Cap
  Growth Fund(4)
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                               5/2/05                                                  Yes
  Portfolio -- Mid Cap
  Value Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                               5/1/00                                                  Yes
  Portfolio -- S&P 500
  Index Fund
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                               9/15/99                                                 Yes
  Portfolio -- Short
  Duration U.S.
  Government Fund(3)
-------------------------------------------------------------------------------------------------------------------
RiverSource Variable                               4/14/10                                                 Yes
  Portfolio -- Strategic
  Income Fund
-------------------------------------------------------------------------------------------------------------------
Seligman Variable                                  9/15/99                                                 Yes
  Portfolio -- Growth
  Fund(16)
-------------------------------------------------------------------------------------------------------------------
Seligman Variable                                  02/4/04                                                 Yes
  Portfolio -- Larger-Cap
  Value Fund(16)
-------------------------------------------------------------------------------------------------------------------
Seligman Variable                                  9/15/99                                                 Yes
  Portfolio -- Smaller-
  Cap Value Fund(16)
-------------------------------------------------------------------------------------------------------------------
Threadneedle Variable                              5/1/00                                                  Yes
  Portfolio -- Emerging
  Markets Fund(4), (5),
  (11)
-------------------------------------------------------------------------------------------------------------------
Threadneedle Variable                              1/13/92                                                 Yes
  Portfolio -- Interna-
  tional Opportunity
  Fund(4), (5), (11)
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Aggressive
  Portfolio
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Alliance-
  Bernstein International
  Value Fund
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- American
  Century Diversified
  Bond Fund
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- American
  Century Growth Fund
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Columbia
  Wanger International
  Equities Fund
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Columbia
  Wanger U.S. Equities
  Fund
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Conserva-
  tive Portfolio
-------------------------------------------------------------------------------------------------------------------
Variable                                           5/1/06                                                  Yes
  Portfolio -- Davis New
  York Venture Fund(11),
  (18)
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Eaton
  Vance Floating-Rate
  Income Fund
-------------------------------------------------------------------------------------------------------------------
Variable                                           2/4/04                                                  Yes
  Portfolio -- Goldman
  Sachs Mid Cap Value
  Fund(11), (18)
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Invesco
  International Growth
  Fund
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- J.P.
  Morgan Core Bond Fund
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Jennison
  Mid Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Marsico
  Growth Fund
-------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- MFS                          4/14/10                                                 Yes
  Value Fund
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Moderate
  Portfolio
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Moderately
  Aggressive Portfolio
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Moderately
  Conservative Portfolio
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Mondrian
  International Small Cap
  Fund
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                  No
  Portfolio -- Morgan
  Stanley Global Real
  Estate Fund
-------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- NFJ                          4/14/10                                                 Yes
  Dividend Value Fund
-------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 73

                                                                                             FISCAL
                                  DATE OF        DATE BEGAN      FORM OF        STATE OF      YEAR
FUND*                          ORGANIZATION      OPERATIONS    ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Partners
  Small Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------
Variable                                           8/14/01                                                 Yes
  Portfolio -- Partners
  Small Cap Value
  Fund(11), (18)
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- PIMCO
  Mortgage-Backed
  Securities Fund
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Pyramis
  International Equity
  Fund
-------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- UBS                          4/14/10                                                 Yes
  Large Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------
Variable                                           4/14/10                                                 Yes
  Portfolio -- Wells
  Fargo Short Duration
  Government Fund
-------------------------------------------------------------------------------------------------------------------
SELIGMAN CAPITAL FUND,           10/21/68          10/9/69                                                 Yes
  INC.                                                         Corporation         MD         12/31
-------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS           10/8/82          6/23/83                                                 Yes
  AND INFORMATION FUND,
  INC.                                                         Corporation         MD         12/31
-------------------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER FUND,           7/9/84          12/10/84                                                 Yes
  INC.                                                         Corporation         MD         10/31
-------------------------------------------------------------------------------------------------------------------
SELIGMAN GLOBAL FUND             11/22/91
  SERIES, INC.                                                 Corporation         MD         10/31
-------------------------------------------------------------------------------------------------------------------
Seligman Global                                    5/23/94                                                 Yes
  Technology Fund
-------------------------------------------------------------------------------------------------------------------
SELIGMAN GROWTH FUND,             1/26/37          4/1/37                                                  Yes
  INC.                                                         Corporation         MD         12/31
-------------------------------------------------------------------------------------------------------------------
SELIGMAN LASALLE REAL             5/30/03
  ESTATE FUND SERIES,
  INC.                                                         Corporation         MD         12/31
-------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle                               12/29/06                                                  No
  Global Real Estate
  Fund(17)
-------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle                                7/16/03                                                 Yes
  Monthly Dividend Real
  Estate Fund(17)
-------------------------------------------------------------------------------------------------------------------
SELIGMAN MUNICIPAL FUND           8/8/83
  SERIES, INC.                                                 Corporation         MD         9/30
-------------------------------------------------------------------------------------------------------------------
Seligman National                                 12/31/83                                                 Yes
  Municipal Class
-------------------------------------------------------------------------------------------------------------------
Seligman Minnesota                                12/30/83                                                  No
  Municipal Class
-------------------------------------------------------------------------------------------------------------------
Seligman New York                                  1/3/84                                                   No
  Municipal Class
-------------------------------------------------------------------------------------------------------------------
SELIGMAN MUNICIPAL SERIES         7/25/84
  TRUST                                                       Business Trust       MA         9/30
-------------------------------------------------------------------------------------------------------------------
Seligman California                               11/20/84                                                  No
  Municipal High-Yield
  Series
-------------------------------------------------------------------------------------------------------------------
Seligman California                               11/20/84                                                  No
  Municipal Quality
  Series
-------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS,              7/1/87
  INC.                                                         Corporation         MD         12/31
-------------------------------------------------------------------------------------------------------------------
Seligman Capital                                   6/21/88                                                 Yes
  Portfolio
-------------------------------------------------------------------------------------------------------------------
Seligman Common Stock                              6/21/88                                                 Yes
  Portfolio
-------------------------------------------------------------------------------------------------------------------
Seligman Communications                           10/11/94                                                 Yes
  and Information
  Portfolio
-------------------------------------------------------------------------------------------------------------------
Seligman Global                                    5/1/96                                                  Yes
  Technology Portfolio
-------------------------------------------------------------------------------------------------------------------
Seligman International                             5/3/93                                                  Yes
  Growth Portfolio
-------------------------------------------------------------------------------------------------------------------
Seligman Investment Grade                          6/21/88                                                 Yes
  Fixed Income Portfolio
-------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value                           5/1/98                                                  Yes
  Portfolio
-------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap                               5/1/98                                                  Yes
  Value Portfolio
-------------------------------------------------------------------------------------------------------------------
SELIGMAN TARGETHORIZON            7/6/05
  ETF PORTFOLIOS, INC.                                         Corporation         MD         9/30
-------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015                           10/3/05                                                 Yes
-------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025                           10/3/05                                                 Yes
-------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035                           10/2/06                                                 Yes
-------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045                           10/2/06                                                 Yes
-------------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core                           10/3/05                                                 Yes
-------------------------------------------------------------------------------------------------------------------
SELIGMAN VALUE FUND               1/27/97
  SERIES, INC.                                                 Corporation         MD         12/31
-------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value                           4/25/97                                                 Yes
  Fund
-------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap                               4/25/97                                                 Yes
  Value Fund
-------------------------------------------------------------------------------------------------------------------


   * Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

  ** If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.

 (1) Date merged into a Minnesota corporation incorporated on April 8, 1986.

 (2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High

RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 74

     Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

 (3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio -- Bond Fund changed its name to Variable Portfolio -- Diversified Bond Fund, Variable Portfolio -- Extra Income Fund changed its name to Variable Portfolio -- High Yield Bond Fund and Variable Portfolio -- Federal Income Fund changed its name to Variable
     Portfolio -- Short Duration U.S. Government Fund.

 (4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio -- Equity Select Fund changed its name to Variable Portfolio -- Mid Cap Growth Fund, Variable
     Portfolio -- Threadneedle Emerging Markets Fund changed its name to Variable Portfolio -- Emerging Markets Fund, Variable
     Portfolio -- Threadneedle International Fund changed its name to Variable Portfolio -- International Opportunity Fund, and Variable
     Portfolio -- Managed Fund changed its name to Variable
     Portfolio -- Balanced Fund.

 (5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio -- Capital Resource Fund changed its name to Variable Portfolio -- Large Cap Equity Fund, Variable Portfolio -- Emerging Markets Fund changed its name to Variable Portfolio -- Threadneedle Emerging Markets Fund and Variable
     Portfolio -- International Fund changed its name to Variable
     Portfolio -- Threadneedle International Fund.

 (6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

 (7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.

 (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

 (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

(10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.

(11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Variable Portfolio -- Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio -- Fundamental Value Fund; RiverSource Variable Portfolio -- Select Value Fund changed its name to RiverSource Partners Variable Portfolio -- Select Value Fund; and RiverSource Variable Portfolio -- Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio -- Small Cap Value Fund.

(12) Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.

(13) Effective June 8, 2005, Variable Portfolio -- Inflation Protected Securities Fund changed its name to Variable Portfolio -- Global Inflation Protected Securities Fund.

(14) Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.

(15) Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.

(16) Effective May 1, 2009, RiverSource Variable Portfolio -- Growth Fund changed its name to Seligman Variable Portfolio -- Growth Fund, RiverSource Variable Portfolio -- Large Cap Equity Fund changed its name to RiverSource Variable Portfolio -- Dynamic Equity Fund, RiverSource Variable
     Portfolio -- Large Cap Value Fund changed its name to Seligman Variable Portfolio -- Larger-Cap Value Fund, and RiverSource Variable
     Portfolio -- Small Cap Advantage Fund changed its name to Seligman Variable Portfolio -- Smaller-Cap Value Fund.

(17) Effective Sept. 25, 2009, Seligman Cash Management Fund, Inc. changed its name to RiverSource Government Money Market Fund, Inc.; Seligman LaSalle Global Real Estate Fund changed its name to RiverSource LaSalle Global Real Estate Fund; and Seligman LaSalle Monthly Dividend Real Estate Fund changed its name to RiverSource LaSalle Monthly Dividend Real Estate Fund.

(18) Effective May 1, 2010, RiverSource Partners Variable
     Portfolio -- Fundamental Value Fund changed its name to Variable Portfolio -- Davis New York Venture Fund; RiverSource Partners Variable Portfolio -- Select Value Fund changed its name to Variable
     Portfolio -- Goldman Sachs Mid Cap Value Fund; and RiverSource Partners Variable Portfolio -- Small Cap Value Fund changed its name to Variable Portfolio -- Partners Small Cap Value Fund.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 75

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund's Board members. The RiverSource Family of Funds each member oversees consists of 152 funds. Under current Board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

                             TABLE 21. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS*


                           POSITION HELD                                             OTHER
                          WITH FUNDS AND                                        PRESENT OR PAST
                             LENGTH OF           PRINCIPAL OCCUPATION            DIRECTORSHIPS           COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS       (WITHIN PAST 5 YEARS)      MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member      Chief Justice, Minnesota         None                    Board Governance,
901 S. Marquette Ave.    since 1/11/06     Supreme Court, 1998-2006;                                Compliance
Minneapolis, MN 55402                      Attorney                                                 Investment Review,
Age 55                                                                                              Audit
----------------------------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member      Chair, RiverSource Family of     None                    Board Governance,
901 S. Marquette Ave.    since 1/5/99      Funds, 1999-2006; former                                 Compliance
Minneapolis, MN 55402                      Governor of Minnesota                                    Contracts,
Age 75                                                                                              Executive,
                                                                                                    Investment Review
----------------------------------------------------------------------------------------------------------------------
Pamela G. Carlton        Board member      President, Springboard-Partners  None                    Distribution,
901 S. Marquette Ave.    since 11/11/07    in Cross Cultural Leadership                             Investment Review,
Minneapolis, MN 55402                      (consulting company)                                     Audit
Age 55
----------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member      Trustee Professor of Economics   None                    Board Governance,
901 S. Marquette Ave.    since 11/1/04     and Management, Bentley                                  Contracts,
Minneapolis, MN 55402                      University; former Dean,                                 Investment Review
Age 59                                     McCallum Graduate School of
                                           Business, Bentley University
----------------------------------------------------------------------------------------------------------------------
Anne P. Jones            Board member      Attorney and Consultant          None                    Board Governance,
901 S. Marquette Ave.    since 3/1/85                                                               Compliance,
Minneapolis, MN 55402                                                                               Executive,
Age 75                                                                                              Investment Review,
                                                                                                    Audit
----------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA     Board member      Former Managing Director,        American Progressive    Distribution,
901 S. Marquette Ave.    since 11/1/05     Shikiar Asset Management         Insurance; Hapoalim     Executive,
Minneapolis, MN 55402                                                       Securities USA, Inc.    Investment
Age 74                                                                                              Review, Audit
----------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Chair of          President Emeritus and           Valmont Industries,     Board Governance,
901 S. Marquette Ave.    the Board         Professor of Economics,          Inc. (manufactures      Compliance,
Minneapolis, MN 55402    since 1/1/07,     Carleton College                 irrigation systems)     Contracts,
Age 71                   Board member                                                               Executive,
                         since 1/1/02                                                               Investment Review
----------------------------------------------------------------------------------------------------------------------
John F. Maher            Board member      Retired President and Chief      None                    Distribution,
901 S. Marquette Ave.    since 11/7/08     Executive Officer and former                             Investment Review,
Minneapolis, MN 55402                      Director, Great Western                                  Audit
Age 67                                     Financial Corporation
                                           (financial services), 1986-1997
----------------------------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member      Director, Enterprise Asset       None                    Board Governance,
901 S. Marquette Ave.    since 11/1/04     Management, Inc. (private real                           Compliance,
Minneapolis, MN 55402                      estate and asset management                              Contracts,
Age 57                                     company)                                                 Executive,
                                                                                                    Investment Review
----------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 76

                           POSITION HELD                                             OTHER
                          WITH FUNDS AND                                        PRESENT OR PAST
                             LENGTH OF           PRINCIPAL OCCUPATION            DIRECTORSHIPS           COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS       (WITHIN PAST 5 YEARS)      MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Leroy C. Richie          Board member      Counsel, Lewis & Munday, P.C.    Digital Ally, Inc.      Contracts,
901 S. Marquette Ave.    since 11/7/08     since 1987; Vice President and   (digital imaging);      Distribution,
Minneapolis, MN 55402                      General Counsel, Automotive      Infinity, Inc. (oil     Investment Review
Age 68                                     Legal Affairs, Chrysler          and gas exploration
                                           Corporation, 1990-1997           and production); OGE
                                                                            Energy Corp. (energy
                                                                            and energy services)
----------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member      Chief Executive Officer and      Idera Pharmaceuticals,  Contracts,
901 S. Marquette Ave.    since 11/13/02    Director, RiboNovix, Inc. since  Inc. (biotechnology);   Distribution,
Minneapolis, MN 55402                      2003 (biotechnology); former     Healthways, Inc.        Executive,
Age 66                                     President, Forester Biotech      (health management      Investment Review
                                                                            programs)
======================================================================================================================




* Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource Variable Series Trust because he serves as an independent director of a broker-dealer that has executed transactions for subadvisers to certain of the funds.

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


                                     POSITION
                                       HELD
                                    WITH FUNDS
                                        AND
                                     LENGTH OF      PRINCIPAL OCCUPATION             OTHER               COMMITTEE
        NAME, ADDRESS, AGE            SERVICE      DURING PAST FIVE YEARS        DIRECTORSHIPS          MEMBERSHIPS
-----------------------------------------------------------------------------------------------------------------------
William F. Truscott                Board member  President - U.S. Asset      None                  None
53600 Ameriprise Financial Center  since         Management and Chief
Minneapolis, MN 55474              11/7/01,      Investment Officer,
Age 49                             Vice          Ameriprise Financial, Inc.
                                   President     since 2005; President,
                                   since 2002    Chairman of the Board and
                                                 Chief Investment Officer,
                                                 RiverSource Investments,
                                                 LLC since 2001; Director,
                                                 President, and Chief
                                                 Executive Officer,
                                                 Ameriprise Certificate
                                                 Company since 2006;
                                                 Chairman of the Board and
                                                 Chief Executive Officer,
                                                 RiverSource Distributors,
                                                 Inc. since 2006 and of
                                                 RiverSource Fund
                                                 Distributors, Inc. since
                                                 2008; Senior Vice
                                                 President - Chief
                                                 Investment Officer,
                                                 Ameriprise Financial,
                                                 Inc., 2001-2005; former
                                                 Chief Investment Officer
                                                 and Managing Director,
                                                 Zurich Scudder Investments
=======================================================================================================================




* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 77

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the funds' other officers are:

                             TABLE 22. FUND OFFICERS


                                      POSITION HELD WITH FUNDS AND                  PRINCIPAL OCCUPATION
        NAME, ADDRESS, AGE                 LENGTH OF SERVICE                       DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan                President since 11/8/06             Director and Senior Vice President - Asset
172 Ameriprise Financial Center                                        Management, Products and Marketing,
Minneapolis, MN 55474                                                  RiverSource Investments, LLC and Director and
Age 44                                                                 Vice President - Asset Management, Products
                                                                       and Marketing, RiverSource Distributors, Inc.
                                                                       since 2006 and of RiverSource Fund
                                                                       Distributors, Inc. and since 2008; Managing
                                                                       Director and Global Head of Product, Morgan
                                                                       Stanley Investment Management, 2004-2006;
                                                                       President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                 Vice President since 4/9/03         Executive Vice President - Equity and Fixed
172 Ameriprise Financial Center                                        Income, Ameriprise Financial, Inc. and
Minneapolis, MN 55474                                                  RiverSource Investments, LLC since 2006; Vice
Age 45                                                                 President - Investments, Ameriprise
                                                                       Certificate Company since 2003; Senior Vice
                                                                       President - Fixed Income, Ameriprise
                                                                       Financial, Inc. 2002-2006 and RiverSource
                                                                       Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------------------
Amy K. Johnson                     Vice President since 12/5/06        Chief Administrative Officer, RiverSource
5228 Ameriprise Financial Center                                       Investments, LLC since 2009; Vice
Minneapolis, MN 55474                                                  President - Asset Management and Trust
Age 44                                                                 Company Services, RiverSource Investments,
                                                                       LLC, 2006-2009; Vice President - Operations
                                                                       and Compliance, RiverSource Investments, LLC,
                                                                       2004-2006; Director of Product
                                                                       Development - Mutual Funds, Ameriprise
                                                                       Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                     Treasurer since 7/10/02             Vice President - Investment Accounting,
105 Ameriprise Financial Center                                        Ameriprise Financial, Inc. since 2002; Chief
Minneapolis, MN 55474                                                  Financial Officer, RiverSource Distributors,
Age 54                                                                 Inc. since 2006 and of RiverSource Fund
                                                                       Distributors, Inc. since 2008
--------------------------------------------------------------------------------------------------------------------
Scott R. Plummer                   Vice President, General             Vice President and Chief Counsel - Asset
5228 Ameriprise Financial Center   Counsel and Secretary               Management, Ameriprise Financial, Inc. since
Minneapolis, MN 55474              since 12/5/06                       2005; Chief Counsel, RiverSource
Age 50                                                                 Distributors, Inc. and Chief Legal Officer
                                                                       and Assistant Secretary, RiverSource
                                                                       Investments, LLC since 2006; Chief Counsel,
                                                                       RiverSource Fund Distributors, Inc. since
                                                                       2008; Vice President, General Counsel and
                                                                       Secretary, Ameriprise Certificate Company
                                                                       since 2005; Vice President - Asset Management
                                                                       Compliance, Ameriprise Financial, Inc., 2004-
                                                                       2005; Senior Vice President and Chief
                                                                       Compliance Officer, USBancorp Asset
                                                                       Management, 2002-2004
--------------------------------------------------------------------------------------------------------------------
Eleanor T.M. Hoagland              Chief Compliance Officer            Chief Compliance Officer, RiverSource
100 Park Avenue                    since 4/7/09                        Investments, LLC., Ameriprise Certificate
New York, NY 10017                                                     Company and RiverSource Service Corporation
Age 58                                                                 since 2009; Chief Compliance Officer for each
                                                                       of the Seligman funds since 2004; Money
                                                                       Laundering Prevention Officer and Identity
                                                                       Theft Prevention Officer for each of the
                                                                       Seligman funds 2008-2009; Managing Director,
                                                                       J. & W. Seligman & Co. Incorporated and Vice-
                                                                       President for each of the Seligman funds,
                                                                       2004-2008
--------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                     Money Laundering                    Vice President - Compliance, Ameriprise
2934 Ameriprise Financial Center   Prevention Officer                  Financial, Inc. since 2008; Anti-Money
Minneapolis, MN 55474              since 11/9/05 and Identity Theft    Laundering Officer, Ameriprise Financial,
Age 45                             Prevention Officer since 2008       Inc. since 2005; Compliance Director,
                                                                       Ameriprise Financial, Inc. 2004-2008
--------------------------------------------------------------------------------------------------------------------




RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 78

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board is chaired by an Independent Director who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds' Chief Compliance Officer, counsel to the Independent Directors, and representatives of the funds' service providers and overseeing Board Services. The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees fund risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.

COMMITTEES OF THE BOARD
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Distribution Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not "interested persons" of the fund as that term is defined in the 1940 Act. The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters. The committee also reviews candidates for Board membership, including candidates recommended by shareholders.

To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate's family, including such candidate's spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering director candidates, including (but not limited to): (i) the candidate's knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate's educational background; (iv) the candidate's reputation for high ethical standards and personal and professional integrity;
(v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the candidate's perceived ability to contribute to the ongoing functions of the Board, including the candidate's ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate's ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate's ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Director, as encapsulated in their bios included above in Table 21.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 79

The Board believes that the Funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate's professional background would fit into the mix of experiences represented by the then-current Board.


                                                                PROFESSIONAL BACKGROUND - 2010
                            ------------------------------------------------------------------------------------------------------
                            For Profit;  Non-Profit;                                                                    Audit
                              CIO/CFO;   Government;                Legal;                         Distribution;     Committee;
NAME            Geographic    CEO/COO        CEO      Investment  Regulatory  Political  Academic    Marketing    Financial Expert
----            ----------  -----------  -----------  ----------  ----------  ---------  --------  -------------  ----------------
----------------------------------------------------------------------------------------------------------------------------------
Blatz               MN                        X                        X          X
----------------------------------------------------------------------------------------------------------------------------------
Carlson             MN                        X                                   X
----------------------------------------------------------------------------------------------------------------------------------
Carlton             NY                                     X           X                                                  X
----------------------------------------------------------------------------------------------------------------------------------
Flynn               MA                                                                       X
----------------------------------------------------------------------------------------------------------------------------------
Jones               MD                                                 X                                                  X
----------------------------------------------------------------------------------------------------------------------------------
Laikind             NY           X                         X                                             X                X
----------------------------------------------------------------------------------------------------------------------------------
Lewis               MN                        X                                              X
----------------------------------------------------------------------------------------------------------------------------------
Maher               CT           X                         X                                                              X
----------------------------------------------------------------------------------------------------------------------------------
Paglia              NY           X                         X                                                              X
----------------------------------------------------------------------------------------------------------------------------------
Richie              MI           X                                     X
----------------------------------------------------------------------------------------------------------------------------------
Taunton-Rigby       MA           X                         X                                                              X
----------------------------------------------------------------------------------------------------------------------------------


With respect to the directorship of Mr. Truscott, who is not an Independent Director, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Directors' increased access to information regarding the funds' investment manager, which is the funds' most significant service provider. The committee held 5 meetings during the last fiscal year.

COMPLIANCE COMMITTEE -- Supports the funds' maintenance of a strong compliance program by providing a forum for Independent Directors to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with Independent Directors on a regular basis to discuss compliance matters. The committee held 5 meetings during the last fiscal year.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process. The committee held 6 meetings during the last fiscal year.

DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate. The committee held 4 meetings during the fiscal year.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board. The committee held 2 meeting during the last fiscal year.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. The committee held 6 meetings during the last fiscal year.

AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the funds and internal controls over financial reporting. Oversees the quality and integrity of the funds' financial statements and independent audits as well as the funds' compliance with legal and regulatory requirements relating to the funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds' risks by, among other things, meeting with the funds' internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds' Disclosure Controls and Procedures. The committee held 6 meetings during the last fiscal year.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 80

BOARD MEMBER HOLDINGS

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2009 of all funds overseen by the Board members. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.

                  TABLE 23. BOARD MEMBER HOLDINGS -- ALL FUNDS

Based on net asset values as of Dec. 31, 2009:


                                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF
                                                                      ALL
BOARD MEMBER                                            FUNDS OVERSEEN BY BOARD MEMBER
----------------------------------------------------------------------------------------------
Kathleen Blatz                                                    Over $100,000
----------------------------------------------------------------------------------------------
Arne H. Carlson                                                   Over $100,000
----------------------------------------------------------------------------------------------
Pamela G. Carlton                                              $50,001-$100,000
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                                Over $100,000*
----------------------------------------------------------------------------------------------
Anne P. Jones                                                     Over $100,000
----------------------------------------------------------------------------------------------
Jeffrey Laikind                                                   Over $100,000
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                            Over $100,000*
----------------------------------------------------------------------------------------------
John F. Maher                                                    Over $100,000*
----------------------------------------------------------------------------------------------
Catherine James Paglia                                           Over $100,000*
----------------------------------------------------------------------------------------------
Leroy C. Richie                                                   Over $100,000
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                              Over $100,000
----------------------------------------------------------------------------------------------
William F. Truscott                                               Over $100,000
----------------------------------------------------------------------------------------------



* Includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the RiverSource Family of Funds in the fiscal year ended Dec. 31, 2009.

                TABLE 24. BOARD MEMBER COMPENSATION -- ALL FUNDS


                                                TOTAL CASH COMPENSATION FROM RIVERSOURCE FUNDS
BOARD MEMBER(A)                                              PAID TO BOARD MEMBER
----------------------------------------------------------------------------------------------
Kathleen Blatz                                                     $172,500
----------------------------------------------------------------------------------------------
Arne H. Carlson                                                     177,500
----------------------------------------------------------------------------------------------
Pamela G. Carlton                                                   160,000(b)
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                                   165,000(b)
----------------------------------------------------------------------------------------------
Anne P. Jones                                                       172,500
----------------------------------------------------------------------------------------------
Jeffrey Laikind                                                     160,000
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                               400,000(b)
----------------------------------------------------------------------------------------------
John F. Maher                                                       155,000(b)
----------------------------------------------------------------------------------------------
Catherine James Paglia                                              177,500
----------------------------------------------------------------------------------------------
Leroy C. Richie                                                     165,000
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                165,000
----------------------------------------------------------------------------------------------



   (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board.

   (b) Ms. Carlton, Ms. Flynn, Mr. Lewis and Mr. Maher elected to defer a portion of the total cash compensation payable during the period in the amount of $64,000, $49,500, $60,000 and $155,000, respectively. Amount deferred by fund is set forth in Table 25. Additional information regarding the deferred compensation plan is described below.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 81

The Independent Directors determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Directors, the Independent Directors take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Directors also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Directors, and that they undertake significant legal responsibilities. The Independent Directors also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Independent Directors take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the Independent Directors, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other Independent Directors.

Effective Jan. 1, 2010, Independent Directors will be paid an annual retainer of $125,000. Committee and subcommittee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special meetings conducted by telephone. In 2010, the Board's Chair will receive total annual cash compensation of $430,000.

The Independent Directors may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during the fiscal year ended Dec. 31, 2009.

             TABLE 25. BOARD MEMBER COMPENSATION -- INDIVIDUAL FUNDS


                                                           Aggregate Compensation from Fund
                          --------------------------------------------------------------------------------------------------
                                                                                                                    Taunton-
FUND                       Blatz   Carlson  Carlton   Flynn    Jones   Laikind   Lewis    Maher    Paglia   Richie    Rigby
----------------------------------------------------------------------------------------------------------------------------
Balanced - total          $ 2,421  $ 2,495  $ 2,246  $ 2,319  $ 2,421  $ 2,246  $ 5,640  $ 2,175  $ 2,495  $ 2,320   $ 2,319
Amount deferred                 0        0      898      696        0        0      846    2,175        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Cash Management - total     3,262    3,391    3,019    3,148    3,262    3,019    7,720    2,931    3,391    3,148     3,148
Amount deferred                 0        0    1,208      944        0        0    1,158    2,931        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Core Equity - total           425      437      394      405      424      394      981      381      437      406       406
Amount deferred                 0        0      157      122        0        0      147      381        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Davis New York
Venture - total             3,480    3,550    3,239    3,310    3,480    3,239    7,976    3,119    3,550    3,310     3,310
Amount deferred                 0        0    1,296      993        0        0    1,176    3,119        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Diversified Bond - total   12,934   13,334   11,991   12,391   12,934   11,991   30,078   11,642   13,334   12,392    12,391
Amount deferred                 0        0    4,796    3,717        0        0    4,512   11,642        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Diversified Equity
Income - total              8,081    8,297    7,502    7,717    8,081    7,502   18,666    7,256    8,297    7,717     7,717
Amount deferred                 0        0    3,001    2,315        0        0    2,800    7,256        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Dynamic Equity - total      3,213    3,306    2,979    3,071    3,213    2,979    7,432    2,885    3,306    3,071     3,071
Amount deferred                 0        0    1,191      921        0        0    1,115    2,885        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets - total    2,054    2,115    1,904    1,966    2,054    1,904    4,761    1,849    2,115    1,966     1,966
Amount deferred                 0        0      762      590        0        0      714    1,849        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Global Bond - total         3,865    3,981    3,582    3,698    3,865    3,582    8,969    3,478    3,981    3,698     3,698
Amount deferred                 0        0    1,433    1,110        0        0    1,345    3,478        0        0         0
----------------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 82

                                                           Aggregate Compensation from Fund
                          --------------------------------------------------------------------------------------------------
                                                                                                                    Taunton-
FUND                       Blatz   Carlson  Carlton   Flynn    Jones   Laikind   Lewis    Maher    Paglia   Richie    Rigby
----------------------------------------------------------------------------------------------------------------------------
Global Inflation
Protected
Securities - total        $ 4,000  $ 4,085  $ 3,728  $ 3,813  $ 4,000  $ 3,728  $ 9,226  $ 3,588  $ 4,086  $ 3,813   $ 3,813
Amount deferred                 0        0    1,491    1,144        0        0    1,384    3,588        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap
Value - total                  31       32       28       29       31       28       71       28       32       29        29
Amount deferred                 0        0       11        9        0        0       11       28        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Growth - total                640      662      592      614      640      592    1,484      576      662      613       613
Amount deferred                 0        0      237      184        0        0      223      576        0        0         0
----------------------------------------------------------------------------------------------------------------------------
High Yield Bond - total     1,662    1,707    1,541    1,586    1,662    1,541    3,855    1,491    1,707    1,587     1,587
Amount deferred                 0        0      617      476        0        0      578    1,491        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Income
Opportunities - total       3,410    3,480    3,176    3,246    3,410    3,176    7,846    3,059    3,480    3,246     3,246
Amount deferred                 0        0    1,271      974        0        0    1,177    3,059        0        0         0
----------------------------------------------------------------------------------------------------------------------------
International
Opportunity - total         1,300    1,338    1,206    1,243    1,300    1,206    3,015    1,167    1,337    1,243     1,243
Amount deferred                 0        0      482      373        0        0      452    1,168        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Larger-Cap Value - total       30       30       28       28       30       28       68       27       30       28        28
Amount deferred                 0        0       11        8        0        0       10       27        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth - total        815      835      756      776      815      756    1,877      731      835      777       777
Amount deferred                 0        0      302      233        0        0      282      731        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value - total         605      624      560      579      605      560    1,396      545      624      578       578
Amount deferred                 0        0      224      174        0        0      209      545        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Partners Small Cap
Value - total               2,713    2,783    2,517    2,586    2,713    2,517    6,231    2,436    2,782    2,587     2,587
Amount deferred                 0        0    1,007      776        0        0      935    2,436        0        0         0
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index - total         496      510      460      474      497      460    1,147      446      510      474       474
Amount deferred                 0        0      184      142        0        0      172      446        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.
Government - total          1,283    1,326    1,190    1,232    1,190    1,283    3,003    1,154    1,326    1,232     1,232
Amount deferred                 0        0      476      370        0        0      451    1,154        0        0         0
----------------------------------------------------------------------------------------------------------------------------
Smaller-Cap
Value - total                 174      178      161      166      174      161      399      156      178      166       165
Amount deferred                 0        0       64       50        0        0       60      156        0        0         0
----------------------------------------------------------------------------------------------------------------------------



The funds in the RiverSource Family of Funds, RiverSource Investments, unaffiliated and affiliated subadvisers, and RiverSource Fund Distributors have each adopted a Code of Ethics (collectively, the "Codes") and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund's access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the

RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 83
following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

RiverSource Life and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaimed beneficial ownership of all shares of the funds.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the "District Court"). In response to defendant's motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the "Eighth Circuit") on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the "Supreme Court"), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in this case and remanded to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J.&W. Seligman & Co., Inc. ("Seligman"). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the "Seligman Funds"); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York ("NYAG"). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the

RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 84
underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in the funds' Annual Report for the fiscal years ended Dec. 31, 2007 or later were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900. The financial statements for periods ended on or before Dec. 31, 2006 were audited by other auditors. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds.


RiverSource Variable Portfolio Funds - Statement of Additional Information -
April 30, 2010                                                           Page 85

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

    - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    - Nature of and provisions of the obligation.

    - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 30, 2010                                            Page A-1

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 30, 2010                                            Page A-2

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 30, 2010                                            Page A-3

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 30, 2010                                            Page A-4

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 30, 2010                                            Page A-5

                                                                      APPENDIX B

                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                             S-6466-20 AE (5/10)


RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 30, 2010                                            Page B-1

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Disciplined Asset Allocation Portfolios - Conservative
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (30.1%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (7.4%)
RiverSource Disciplined International Equity
 Fund                                                  460,665             $3,298,359
-------------------------------------------------------------------------------------

U.S. LARGE CAP (20.3%)
RiverSource Disciplined Equity Fund                    920,626              4,372,972
RiverSource Disciplined Large Cap Growth Fund          293,769              2,370,715
RiverSource Disciplined Large Cap Value Fund           288,401              2,217,801
                                                                      ---------------
Total                                                                       8,961,488
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (2.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           147,190              1,058,297
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $11,521,065)                                                       $13,318,144
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (61.0%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (3.1%)
RiverSource Global Bond Fund                           199,325             $1,385,308
-------------------------------------------------------------------------------------

HIGH YIELD (11.0%)
RiverSource High Yield Bond Fund                     1,844,304              4,850,520
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (10.1%)
RiverSource Inflation Protected Securities
 Fund                                                  444,781              4,465,596
-------------------------------------------------------------------------------------

INTERNATIONAL (7.3%)
RiverSource Emerging Markets Bond Fund                 308,789              3,217,583
-------------------------------------------------------------------------------------

INVESTMENT GRADE (29.5%)
RiverSource Diversified Bond Fund                    2,725,070             13,107,586
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $25,292,485)                                                       $27,026,593
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.4%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           236,177             $2,373,574
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $2,332,457)                                                         $2,373,574
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,554,828             $1,554,828
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,554,828)                                                         $1,554,828
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $40,700,835)                                                       $44,273,139
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.



--------------------------------------------------------------------------------
30  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios - Conservative


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                   FAIR VALUE AT DEC. 31, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $44,273,139          $--             $--        $44,273,139





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT  31

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Disciplined Asset Allocation Portfolios - Moderately Conservative
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (43.7%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (9.0%)
RiverSource Disciplined International Equity
 Fund                                                  726,760             $5,203,599
-------------------------------------------------------------------------------------

U.S. LARGE CAP (30.9%)
RiverSource Disciplined Equity Fund                  1,823,312              8,660,733
RiverSource Disciplined Large Cap Growth Fund          613,043              4,947,254
RiverSource Disciplined Large Cap Value Fund           555,706              4,273,382
                                                                      ---------------
Total                                                                      17,881,369
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (3.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           307,894              2,213,760
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $22,647,316)                                                       $25,298,728
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (49.5%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.7%)
RiverSource Global Bond Fund                           223,867             $1,555,878
-------------------------------------------------------------------------------------

HIGH YIELD (8.7%)
RiverSource High Yield Bond Fund                     1,912,798              5,030,659
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.7%)
RiverSource Inflation Protected Securities
 Fund                                                  446,342              4,481,277
-------------------------------------------------------------------------------------

INTERNATIONAL (7.4%)
RiverSource Emerging Markets Bond Fund                 411,729              4,290,217
-------------------------------------------------------------------------------------

INVESTMENT GRADE (23.0%)
RiverSource Diversified Bond Fund                    2,759,437             13,272,894
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $26,897,202)                                                       $28,630,925
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.1%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           234,527             $2,357,000
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $2,311,820)                                                         $2,357,000
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,543,673             $1,543,673
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,543,673)                                                         $1,543,673
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $53,400,011)                                                       $57,830,326
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.



--------------------------------------------------------------------------------
32  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios - Moderately Conservative


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                     FAIR VALUE AT DEC. 31, 2009
                                                   --------------------------------------------------------------
                                                        LEVEL 1          LEVEL 2
                                                     QUOTED PRICES        OTHER          LEVEL 3
                                                       IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                      MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                       $57,830,326          $--             $--        $57,830,326





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT  33

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Disciplined Asset Allocation Portfolios - Moderate
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (59.8%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (16.7%)
RiverSource Disciplined International Equity
 Fund                                                2,344,083            $16,783,634
-------------------------------------------------------------------------------------

U.S. LARGE CAP (38.7%)
RiverSource Disciplined Equity Fund                  3,919,377             18,617,042
RiverSource Disciplined Large Cap Growth Fund        1,350,471             10,898,301
RiverSource Disciplined Large Cap Value Fund         1,206,652              9,279,150
                                                                      ---------------
Total                                                                      38,794,493
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (4.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           613,497              4,411,046
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $55,440,261)                                                       $59,989,173
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (36.5%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.5%)
RiverSource Global Bond Fund                           366,609             $2,547,933
-------------------------------------------------------------------------------------

HIGH YIELD (6.5%)
RiverSource High Yield Bond Fund                     2,491,636              6,553,002
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.6%)
RiverSource Inflation Protected Securities
 Fund                                                  663,883              6,665,382
-------------------------------------------------------------------------------------

INTERNATIONAL (6.5%)
RiverSource Emerging Markets Bond Fund                 626,302              6,526,068
-------------------------------------------------------------------------------------

INVESTMENT GRADE (14.4%)
RiverSource Diversified Bond Fund                    2,971,702             14,293,887
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $34,291,590)                                                       $36,586,272
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (2.2%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           219,140             $2,202,361
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $2,163,849)                                                         $2,202,361
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,442,487             $1,442,487
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,442,487)                                                         $1,442,487
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $93,338,187)                                                      $100,220,293
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.



--------------------------------------------------------------------------------
34  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios - Moderate


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                  FAIR VALUE AT DEC. 31, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $100,220,293          $--             $--        $100,220,293





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT  35

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Disciplined Asset Allocation Portfolios - Moderately Aggressive
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (72.5%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (18.3%)
RiverSource Disciplined International Equity
 Fund                                                1,657,369            $11,866,761
-------------------------------------------------------------------------------------

U.S. LARGE CAP (48.8%)
RiverSource Disciplined Equity Fund                  3,377,048             16,040,980
RiverSource Disciplined Large Cap Growth Fund        1,083,185              8,741,307
RiverSource Disciplined Large Cap Value Fund           889,985              6,843,984
                                                                      ---------------
Total                                                                      31,626,271
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           493,657              3,549,395
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $42,530,105)                                                       $47,042,427
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (25.5%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.1%)
RiverSource Global Bond Fund                           192,672             $1,339,068
-------------------------------------------------------------------------------------

HIGH YIELD (4.9%)
RiverSource High Yield Bond Fund                     1,215,414              3,196,539
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.9%)
RiverSource Inflation Protected Securities
 Fund                                                  315,633              3,168,953
-------------------------------------------------------------------------------------

INTERNATIONAL (5.1%)
RiverSource Emerging Markets Bond Fund                 315,624              3,288,806
-------------------------------------------------------------------------------------

INVESTMENT GRADE (8.5%)
RiverSource Diversified Bond Fund                    1,149,261              5,527,947
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $15,402,243)                                                       $16,521,313
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.2%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            75,737               $761,159
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $745,339)                                                             $761,159
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.8%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       498,757               $498,757
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $498,757)                                                             $498,757
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $59,176,444)                                                       $64,823,656
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.



--------------------------------------------------------------------------------
36  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios - Moderately Aggressive


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                   FAIR VALUE AT DEC. 31, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $64,823,656          $--             $--        $64,823,656





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT  37

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Disciplined Asset Allocation Portfolios - Aggressive
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (82.2%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (21.4%)
RiverSource Disciplined International Equity
 Fund                                                  778,863             $5,576,657
-------------------------------------------------------------------------------------

U.S. LARGE CAP (54.6%)
RiverSource Disciplined Equity Fund                  1,467,081              6,968,634
RiverSource Disciplined Large Cap Growth Fund          486,175              3,923,429
RiverSource Disciplined Large Cap Value Fund           427,914              3,290,658
                                                                      ---------------
Total                                                                      14,182,721
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (6.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           225,683              1,622,661
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $18,982,263)                                                       $21,382,039
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (16.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (1.0%)
RiverSource Global Bond Fund                            35,930               $249,715
-------------------------------------------------------------------------------------

HIGH YIELD (4.8%)
RiverSource High Yield Bond Fund                       481,675              1,266,806
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (3.2%)
RiverSource Inflation Protected Securities
 Fund                                                   83,954                842,902
-------------------------------------------------------------------------------------

INTERNATIONAL (4.4%)
RiverSource Emerging Markets Bond Fund                 108,661              1,132,243
-------------------------------------------------------------------------------------

INVESTMENT GRADE (3.4%)
RiverSource Diversified Bond Fund                      181,526                873,140
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,050,864)                                                         $4,364,806
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.6%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            15,520               $155,981
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $152,835)                                                             $155,981
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       102,154               $102,154
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $102,154)                                                             $102,154
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $23,288,116)                                                       $26,004,980
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.



--------------------------------------------------------------------------------
38  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios - Aggressive


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                   FAIR VALUE AT DEC. 31, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $26,004,980          $--             $--        $26,004,980





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT  39

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                               DISCIPLINED ASSET             DISCIPLINED ASSET             DISCIPLINED ASSET
                                           ALLOCATION PORTFOLIOS --      ALLOCATION PORTFOLIOS --      ALLOCATION PORTFOLIOS --
DEC. 31, 2009                                    CONSERVATIVE             MODERATELY CONSERVATIVE              MODERATE
ASSETS
Investments in affiliated funds, at value
  (identified cost $40,700,835,
  $53,400,011 and $93,338,187,
  respectively)                                   $44,273,139                   $57,830,326                  $100,220,293
Capital shares receivable                             112,469                       179,388                       119,569
Dividends receivable                                   31,144                        31,848                        38,283
Receivable for affiliated investments
  sold                                                     --                            --                       639,328
Receivable from investment manager                      6,443                         4,933                            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                       44,423,195                    58,046,495                   101,017,473
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                 81,774                        58,188                       731,260
Payable for affiliated investments
  purchased                                            25,033                       110,204                            --
Accrued distribution fees                               9,171                        12,068                        20,937
Accrued transfer agency fees                            2,201                         2,896                         5,025
Accrued administration services fees                      734                           965                         1,675
Other accrued expenses                                 27,435                        28,210                        20,844
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     146,348                       212,531                       779,741
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
  shares                                          $44,276,847                   $57,833,964                  $100,237,732
-------------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest           4,496,764                     6,115,667                    10,943,636
-------------------------------------------------------------------------------------------------------------------------------
Net asset value per share                         $      9.85                   $      9.46                  $       9.16
-------------------------------------------------------------------------------------------------------------------------------




                                               DISCIPLINED ASSET             DISCIPLINED ASSET
                                           ALLOCATION PORTFOLIOS --      ALLOCATION PORTFOLIOS --
DEC. 31, 2009                                MODERATELY AGGRESSIVE              AGGRESSIVE
ASSETS
Investments in affiliated funds, at value
  (identified cost $59,176,444 and
    $23,288,116, respectively)                    $64,823,656                   $26,004,980
Capital shares receivable                              52,140                         8,475
Dividends receivable                                   16,676                         4,870
Receivable for affiliated investments
  sold                                                 17,618                        12,645
Receivable from investment manager                      5,584                         4,899
-------------------------------------------------------------------------------------------------
Total assets                                       64,915,674                    26,035,869
-------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                 57,536                        18,795
Accrued distribution fees                              13,489                         5,473
Accrued transfer agency fees                            3,237                         1,314
Accrued administration services fees                    1,079                           438
Other accrued expenses                                 28,497                        28,103
-------------------------------------------------------------------------------------------------
Total liabilities                                     103,838                        54,123
-------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
  shares                                          $64,811,836                   $25,981,746
-------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest           7,225,669                     2,968,122
-------------------------------------------------------------------------------------------------
Net asset value per share                         $      8.97                   $      8.75
-------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
40  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                 DISCIPLINED ASSET            DISCIPLINED ASSET            DISCIPLINED ASSET
                                             ALLOCATION PORTFOLIOS --     ALLOCATION PORTFOLIOS --     ALLOCATION PORTFOLIOS --
YEAR ENDED DEC. 31, 2009                           CONSERVATIVE            MODERATELY CONSERVATIVE             MODERATE
INVESTMENT INCOME
Income:
Dividend distributions from underlying
  affiliated funds                                  $1,128,126                   $ 1,378,922                  $ 2,343,280
-------------------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees                                       83,749                       100,066                      170,619
Transfer agency fees                                    20,099                        24,015                       40,948
Administrative services fees                             6,699                         8,005                       13,734
Custodian fees                                           7,515                         7,775                        7,250
Printing and postage                                    12,125                        12,985                        8,125
Professional fees                                       21,415                        21,415                       21,415
Other                                                    1,178                         1,206                        1,146
-------------------------------------------------------------------------------------------------------------------------------
Total expenses                                         152,780                       175,467                      263,237
  Expenses waived/reimbursed by the
    Investment Manager and its affiliates              (15,430)                      (11,358)                          --
-------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                     137,350                       164,109                      263,237
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        990,776                     1,214,813                    2,080,043
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                (650,904)                   (1,046,957)                  (3,964,517)
  Capital gain distributions from
    underlying affiliated funds                         79,439                       154,679                      336,211
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated
  investments                                         (571,465)                     (892,278)                  (3,628,306)
Net change in unrealized appreciation
  (depreciation) on affiliated investments           5,272,968                     7,550,492                   15,576,795
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       4,701,503                     6,658,214                   11,948,489
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $5,692,279                   $ 7,873,027                  $14,028,532
-------------------------------------------------------------------------------------------------------------------------------




                                                 DISCIPLINED ASSET            DISCIPLINED ASSET
                                             ALLOCATION PORTFOLIOS --     ALLOCATION PORTFOLIOS --
YEAR ENDED DEC. 31, 2009                       MODERATELY AGGRESSIVE             AGGRESSIVE
INVESTMENT INCOME
Income:
Dividend distributions from underlying
  affiliated funds                                  $ 1,611,151                  $   622,045
--------------------------------------------------------------------------------------------------
Expenses:
Distribution fees                                       121,184                       46,457
Transfer agency fees                                     29,084                       11,150
Administrative services fees                              9,694                        3,716
Custodian fees                                            7,725                       11,340
Printing and postage                                     14,060                       11,125
Professional fees                                        21,415                       21,415
Other                                                     1,166                        1,260
--------------------------------------------------------------------------------------------------
Total expenses                                          204,328                      106,463
  Expenses waived/reimbursed by the
    Investment Manager and its affiliates                (5,584)                     (30,273)
--------------------------------------------------------------------------------------------------
Total net expenses                                      198,744                       76,190
--------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       1,412,407                      545,855
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds               (3,327,386)                  (1,101,104)
  Capital gain distributions from
    underlying affiliated funds                         246,496                      121,464
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated
  investments                                        (3,080,890)                    (979,640)
Net change in unrealized appreciation
  (depreciation) on affiliated investments           12,983,205                    5,117,114
--------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        9,902,315                    4,137,474
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $11,314,722                  $ 4,683,329
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                   DISCIPLINED ASSET                  DISCIPLINED ASSET
                                                ALLOCATION PORTFOLIOS --           ALLOCATION PORTFOLIOS --
                                                      CONSERVATIVE                 MODERATELY CONSERVATIVE
YEAR ENDED DEC. 31,                              2009            2008(A)            2009            2008(A)
OPERATIONS
Investment income (loss) -- net              $    990,776      $   405,020      $  1,214,813      $   413,957
Net realized gain (loss) on affiliated
  investments                                    (571,465)        (694,223)         (892,278)      (1,271,371)
Net change in unrealized appreciation
  (depreciation) on affiliated investments      5,272,968       (1,700,880)        7,550,492       (3,120,403)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     5,692,279       (1,990,083)        7,873,027       (3,977,817)
-------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales                            32,913,715       30,989,340        36,452,213       33,510,884
Payments for redemptions                      (17,695,954)      (5,732,674)      (10,012,318)      (6,112,258)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                           15,217,761       25,256,666        26,439,895       27,398,626
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets        20,910,040       23,266,583        34,312,922       23,420,809
Net assets at beginning of year                23,366,807          100,224(b)     23,521,042          100,233(c)
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 44,276,847      $23,366,807      $ 57,833,964      $23,521,042
-------------------------------------------------------------------------------------------------------------



(a) For the period from May 1, 2008 (date the Fund became available) to Dec. 31, 2008.
(b) Initial capital of $100,000 was contributed on April 28, 2008. The Fund had an increase in net assets resulting from operations of $227, and a decrease in net assets resulting from payments for redemptions of $3 during the period from April 28, 2008 to May 1, 2008 (date the Fund became available).
(c) Initial capital of $100,000 was contributed on April 28, 2008. The Fund had an increase in net assets resulting from operations of $236, and a decrease in net assets resulting from payments for redemptions of $3 during the period from April 28, 2008 to May 1, 2008 (date the Fund became available).

                                                   DISCIPLINED ASSET                  DISCIPLINED ASSET
                                                ALLOCATION PORTFOLIOS --           ALLOCATION PORTFOLIOS --
                                                        MODERATE                    MODERATELY AGGRESSIVE
YEAR ENDED DEC. 31,                              2009            2008(A)            2009            2008(A)
OPERATIONS
Investment income (loss) -- net              $  2,080,043      $   799,095      $  1,412,407      $   580,903
Net realized gain (loss) on affiliated
  investments                                  (3,628,306)        (706,458)       (3,080,890)        (720,236)
Net change in unrealized appreciation
  (depreciation) on affiliated investments     15,576,795       (8,694,912)       12,983,205       (7,336,211)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    14,028,532       (8,602,275)       11,314,722       (7,475,544)
-------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales                            58,106,111       58,953,513        35,755,427       42,273,098
Payments for redemptions                      (17,577,140)      (4,771,238)      (13,568,033)      (3,588,056)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                           40,528,971       54,182,275        22,187,394       38,685,042
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets        54,557,503       45,580,000        33,502,116       31,209,498
Net assets at beginning of year                45,680,229          100,229(b)     31,309,720          100,222(c)
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $100,237,732      $45,680,229      $ 64,811,836      $31,309,720
-------------------------------------------------------------------------------------------------------------


(a) For the period from May 1, 2008 (date the Fund became available) to Dec. 31, 2008.
(b) Initial capital of $100,000 was contributed on April 28, 2008. The Fund had an increase in net assets resulting from operations of $232, and a decrease in net assets resulting from payments for redemptions of $3 during the period from April 28, 2008 to May 1, 2008 (date the Fund became available).
(c) Initial capital of $100,000 was contributed on April 28, 2008. The Fund had an increase in net assets resulting from operations of $225, and a decrease in net assets resulting from payments for redemptions of $3 during the period from April 28, 2008 to May 1, 2008 (date the Fund became available).

The accompanying Notes to Financial Statements are an integral part of these statements.



--------------------------------------------------------------------------------
42  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                   DISCIPLINED ASSET
                                               ALLOCATION PORTFOLIOS --
                                                      AGGRESSIVE
YEAR ENDED DEC. 31,                              2009           2008(A)
OPERATIONS
Investment income (loss) -- net              $   545,855      $   190,201
Net realized gain (loss) on affiliated
  investments                                   (979,640)        (377,981)
Net change in unrealized appreciation
  (depreciation) on affiliated investments     5,117,114       (2,400,453)
-------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    4,683,329       (2,588,233)
-------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales                           14,136,399       15,481,561
Payments for redemptions                      (4,130,408)      (1,701,108)
-------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                          10,005,991       13,780,453
-------------------------------------------------------------------------
Total increase (decrease) in net assets       14,689,320       11,192,220
Net assets at beginning of year               11,292,426          100,206(b)
-------------------------------------------------------------------------
Net assets at end of year                    $25,981,746      $11,292,426
-------------------------------------------------------------------------


(a) For the period from May 1, 2008 (date the Fund became available) to Dec. 31, 2008.
(b) Initial capital of $100,000 was contributed on April 28, 2008. The Fund had an increase in net assets resulting from operations of $209, and a decrease in net assets resulting from payments for redemptions of $3 during the period from April 28, 2008 to May 1, 2008 (date the Fund became available).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT  43

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. For the year ended Dec. 31, 2009, per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or any contract charges, if any, and are not annualized for periods of less than one year.


Disciplined Asset Allocation Portfolios - Conservative

                                                        Year ended
                                                         Dec. 31,
                                                   -------------------
PER SHARE DATA                                      2009       2008(a)
Net asset value, beginning of period                $8.43       $10.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .27          .14
Net gains (losses) (both realized and
 unrealized)                                         1.15        (1.73)
----------------------------------------------------------------------
Total from investment operations                     1.42        (1.59)
----------------------------------------------------------------------
Net asset value, end of period                      $9.85        $8.43
----------------------------------------------------------------------
TOTAL RETURN                                       16.85%      (15.93%)
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .46%         .86%(c)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .41%         .41%(c)
----------------------------------------------------------------------
Net investment income (loss)                        2.96%        5.27%(c)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $44          $23
----------------------------------------------------------------------
Portfolio turnover rate                               63%          48%
----------------------------------------------------------------------




Disciplined Asset Allocation Portfolios - Moderately Conservative

                                                        Year ended
                                                         Dec. 31,
                                                   -------------------
PER SHARE DATA                                      2009       2008(a)
Net asset value, beginning of period                $7.95       $10.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .26          .14
Net gains (losses) (both realized and
 unrealized)                                         1.25        (2.21)
----------------------------------------------------------------------
Total from investment operations                     1.51        (2.07)
----------------------------------------------------------------------
Net asset value, end of period                      $9.46        $7.95
----------------------------------------------------------------------
TOTAL RETURN                                       18.93%      (20.67%)
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .44%         .75%(c)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .41%         .41%(c)
----------------------------------------------------------------------
Net investment income (loss)                        3.04%        4.31%(c)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $58          $24
----------------------------------------------------------------------
Portfolio turnover rate                               39%          51%
----------------------------------------------------------------------




Disciplined Asset Allocation Portfolios - Moderate

                                                        Year ended
                                                         Dec. 31,
                                                   -------------------
PER SHARE DATA                                      2009       2008(a)
Net asset value, beginning of period                $7.59       $10.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .28          .13
Net gains (losses) (both realized and
 unrealized)                                         1.29        (2.56)
----------------------------------------------------------------------
Total from investment operations                     1.57        (2.43)
----------------------------------------------------------------------
Net asset value, end of period                      $9.16        $7.59
----------------------------------------------------------------------
TOTAL RETURN                                       20.70%      (24.29%)
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .39%         .55%(c)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .41%(c)
----------------------------------------------------------------------
Net investment income (loss)                        3.05%        4.33%(c)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $100          $46
----------------------------------------------------------------------
Portfolio turnover rate                               39%          24%
----------------------------------------------------------------------





Disciplined Asset Allocation Portfolios - Moderately Aggressive

                                                        Year ended
                                                         Dec. 31,
                                                   -------------------
PER SHARE DATA                                      2009       2008(a)
Net asset value, beginning of period                $7.34       $10.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .14
Net gains (losses) (both realized and
 unrealized)                                         1.40        (2.82)
----------------------------------------------------------------------
Total from investment operations                     1.63        (2.68)
----------------------------------------------------------------------
Net asset value, end of period                      $8.97        $7.34
----------------------------------------------------------------------
TOTAL RETURN                                       22.21%      (26.76%)
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .42%         .61%(c)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .41%         .41%(c)
----------------------------------------------------------------------
Net investment income (loss)                        2.91%        4.06%(c)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $65          $31
----------------------------------------------------------------------
Portfolio turnover rate                               50%          27%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
44  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



Disciplined Asset Allocation Portfolios - Aggressive

                                                        Year ended
                                                         Dec. 31,
                                                   -------------------
PER SHARE DATA                                      2009       2008(a)
Net asset value, beginning of period                $7.07       $10.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .12
Net gains (losses) (both realized and
 unrealized)                                         1.45        (3.07)
----------------------------------------------------------------------
Total from investment operations                     1.68        (2.95)
----------------------------------------------------------------------
Net asset value, end of period                      $8.75        $7.07
----------------------------------------------------------------------
TOTAL RETURN                                       23.82%      (29.45%)
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .57%        1.14%(c)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .41%         .41%(c)
----------------------------------------------------------------------
Net investment income (loss)                        2.94%        4.14%(c)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $26          $11
----------------------------------------------------------------------
Portfolio turnover rate                               53%          37%
----------------------------------------------------------------------




NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 1, 2008 (date the Fund became available) to Dec. 31, 2008.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

Each Fund is series of RiverSource Variable Series Trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. Each Fund has unlimited authorized shares of beneficial interest. Each Fund is a "fund-of-funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds. For each Fund, on April 28, 2008, the Investment Manager purchased 10,000 shares of capital stock at $10 per share, which represented the initial capital in each Fund.

The primary objectives of each Fund are as follows:

Disciplined Asset Allocation Portfolios - Conservative (Conservative) is designed for investors seeking a high level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter term investment horizon.

Disciplined Asset Allocation Portfolios - Moderately Conservative (Moderately Conservative) is designed for investors seeking a high level of total return that is consistent with a moderately conservative level of risk. The Fund may be most appropriate for investors with a short-to-intermediate term investment horizon.

Disciplined Asset Allocation Portfolios - Moderate (Moderate) is designed for investors seeking a high level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

Disciplined Asset Allocation Portfolios - Moderately Aggressive (Moderately Aggressive) is designed for investors seeking a high level of total return that is consistent with a moderately aggressive level of risk. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

Disciplined Asset Allocation Portfolios - Aggressive (Aggressive) is designed for investors seeking a high level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer term investment horizon.

You may not buy (nor will you own) shares of the Funds directly. Shares of the Funds are offered to RiverSource Life Insurance Company (RiverSource Life) and RiverSource Life Insurance Company of New York (RiverSource Life of NY) and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in each Fund.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Funds' financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of

--------------------------------------------------------------------------------
46  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund is treated as a partnership for federal income tax purposes, and does not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund's income and losses. The components of each Fund's net assets are reported at the partner level for tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities. For the year ended Dec. 31, 2009, there were no distributions.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Funds are evaluating the implications of the amendment to ASC 820 and the impact to the financial statements.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

3. EXPENSES

MANAGEMENT FEES AND UNDERLYING FUND FEES
Each Fund does not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds' transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, an annual fee for administration and accounting services equal to 0.02% of each Fund's average daily net assets.

COMPENSATION TO BOARD MEMBERS
Compensation to the Board of Trustees (the Board) members and certain other core expenses are paid directly by the underlying funds in which each Fund invests.

TRANSFER AGENCY FEES
The Funds have a Transfer Agency and Servicing agreement with RiverSource Service Corporation. The fee under this agreement is uniform for each fund at an annual rate equal to 0.06% of each Fund's average daily net assets.

DISTRIBUTION FEES
The Funds have an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.25% of each Fund's average daily net assets.


--------------------------------------------------------------------------------
           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Dec. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds) were as follows:

FUND                                                                          PERCENTAGE
----------------------------------------------------------------------------------------
Conservative                                                                     0.41%
Moderately Conservative                                                          0.41%
Moderately Aggressive                                                            0.41%
Aggressive                                                                       0.41%


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of underlying funds) will not exceed 0.41% of each Fund's average daily net assets.

4. SECURITIES TRANSACTIONS

For the year ended Dec. 31, 2009, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund are as follows:

FUND                                                                   PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
Conservative                                                          $37,233,197  $20,951,458
Moderately Conservative                                                43,290,754   15,465,048
Moderate                                                               70,056,436   26,493,192
Moderately Aggressive                                                  47,982,252   23,945,943
Aggressive                                                             20,485,522    9,747,687


Realized gains and losses are determined on an identified cost basis.

5. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                                                  YEAR ENDED DEC. 31, 2009
                                                                                          NET
FUND                                                      SOLD       REDEEMED     INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------------
Conservative                                           3,702,866    (1,979,430)        1,723,436
Moderately Conservative                                4,327,763    (1,170,032)        3,157,731
Moderate                                               7,119,702    (2,196,436)        4,923,266
Moderately Aggressive                                  4,661,699    (1,701,379)        2,960,320
Aggressive                                             1,893,550      (522,551)        1,370,999



                                                                PERIOD ENDED DEC. 31, 2008*
                                                                                        NET
FUND                                                      SOLD      REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------
Conservative                                           3,435,775    (672,447)        2,763,328
Moderately Conservative                                3,700,841    (752,905)        2,947,936
Moderate                                               6,595,046    (584,676)        6,010,370
Moderately Aggressive                                  4,697,200    (441,851)        4,255,349
Aggressive                                             1,803,237    (216,114)        1,587,123


*   For the period from May 1, 2008 to Dec. 31, 2008.

6. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through Feb. 22, 2010, the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.


--------------------------------------------------------------------------------
48  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the

--------------------------------------------------------------------------------
           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
50  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- CONSERVATIVE, DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY CONSERVATIVE, DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATE, DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY AGGRESSIVE, DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- AGGRESSIVE:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of Disciplined Asset Allocation Portfolios - Conservative, Disciplined Asset Allocation
Portfolios - Moderately Conservative, Disciplined Asset Allocation
Portfolios - Moderate, Disciplined Asset Allocation Portfolios - Moderately Aggressive, and Disciplined Asset Allocation Portfolios - Aggressive (the Funds) (five of the portfolios constituting the RiverSource Variable Series Trust) as of December 31, 2009, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from May 1, 2008 (date the Funds became available) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Variable Series Trust at December 31, 2009, the results of their operations for the year then ended, and changes in their net assets and the financial highlights for the year then ended and for the period from May 1, 2008 (date the Funds became available) to December 31, 2008, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
February 22, 2010


--------------------------------------------------------------------------------
           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 ANNUAL REPORT  51

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource Partners VP - Fundamental Value Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (94.8%)
ISSUER                                                 SHARES                VALUE(a)
AIR FREIGHT & LOGISTICS (0.5%)
United Parcel Service Cl B                             180,150            $10,335,206
-------------------------------------------------------------------------------------

AUTOMOBILES (1.1%)
Harley-Davidson                                        848,280(f)          21,376,656
-------------------------------------------------------------------------------------

BEVERAGES (3.0%)
Coca-Cola                                              194,300(f)          11,075,100
Diageo ADR                                             380,280(c)          26,395,235
Heineken Holding                                       562,403(c,f)        23,487,026
                                                                      ---------------
Total                                                                      60,957,361
-------------------------------------------------------------------------------------

CAPITAL MARKETS (4.7%)
Bank of New York Mellon                              1,486,440(f)          41,575,727
GAM Holding                                            874,770(c,f)        10,585,997
Goldman Sachs Group                                     70,560             11,913,350
Julius Baer Group                                      872,980(c)          30,682,072
                                                                      ---------------
Total                                                                      94,757,146
-------------------------------------------------------------------------------------

CHEMICALS (0.7%)
Monsanto                                               125,940(f)          10,295,595
Potash Corp of Saskatchewan                             42,536(c)           4,615,156
                                                                      ---------------
Total                                                                      14,910,751
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (4.2%)
Wells Fargo & Co                                     3,147,360(f)          84,947,246
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.5%)
Iron Mountain                                        1,303,779(b,f)        29,674,010
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.6%)
Hewlett-Packard                                        617,350             31,799,699
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.8%)
Martin Marietta Materials                               42,960(f)           3,841,054
Vulcan Materials                                       224,580(f)          11,828,628
                                                                      ---------------
Total                                                                      15,669,682
-------------------------------------------------------------------------------------

CONSUMER FINANCE (4.0%)
American Express                                     1,993,255(f)          80,766,693
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.1%)
Sealed Air                                           1,944,321(f)          42,502,857
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
H&R Block                                              530,780(f)          12,006,244
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.2%)
JPMorgan Chase & Co                                  1,204,820             50,204,850
Moody's                                                553,333(f)          14,829,324
                                                                      ---------------
Total                                                                      65,034,174
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
ABB ADR                                                440,650(b,c)         8,416,415
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.2%)
Agilent Technologies                                   799,102(b,f)        24,828,099
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Transocean                                             201,325(b,c)        16,669,710
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (6.8%)
Costco Wholesale                                     1,484,040(f)          87,810,646
CVS Caremark                                         1,537,158             49,511,859
                                                                      ---------------
Total                                                                     137,322,505
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Hershey                                                125,880(f)           4,505,245
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
Becton Dickinson & Co                                  237,350(f)          18,717,421
CareFusion                                             194,650(b)           4,868,197
                                                                      ---------------
Total                                                                      23,585,618
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.4%)
Cardinal Health                                        391,700(f)          12,628,408
Express Scripts                                        303,320(b)          26,222,014
Laboratory Corp of America Holdings                    109,500(b,f)         8,194,980
UnitedHealth Group                                      57,210              1,743,761
                                                                      ---------------
Total                                                                      48,789,163
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Garmin                                                   1,555(c,f)            47,739
Hunter Douglas                                          74,974(c)           3,659,854
                                                                      ---------------
Total                                                                       3,707,593
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.4%)
Procter & Gamble                                       483,410             29,309,148
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                                    179,400(b)           2,387,814
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.8%)
Tyco Intl                                              434,212(c)          15,492,684
-------------------------------------------------------------------------------------

INSURANCE (11.2%)
Berkshire Hathaway Cl B                                 26,740(b)          87,867,639
Fairfax Financial Holdings                              19,900(c)           7,760,901
Hartford Financial Services Group                      372,970              8,675,282
Loews                                                1,448,800             52,663,879
Markel                                                   5,277(b,f)         1,794,180
Principal Financial Group                              159,440(f)           3,832,938
Progressive                                          2,402,131(b,f)        43,214,337
Transatlantic Holdings                                 383,775             19,998,515
                                                                      ---------------
Total                                                                     225,807,671
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.7%)
Amazon.com                                              68,010(b)           9,148,705
Liberty Media -- Interactive Cl A                      419,688(b,e)         4,549,418
                                                                      ---------------
Total                                                                      13,698,123
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.7%)
Google Cl A                                             55,270(b)          34,266,295
-------------------------------------------------------------------------------------

IT SERVICES (0.3%)
Visa Cl A                                               71,480(f)           6,251,641
-------------------------------------------------------------------------------------

MACHINERY (0.2%)
PACCAR                                                 130,970(f)           4,750,282
-------------------------------------------------------------------------------------

MARINE (0.9%)
China Shipping Development Series H                  4,066,000(c)           6,047,020
Kuehne & Nagel Intl                                    122,003(c,f)        11,854,808
                                                                      ---------------
Total                                                                      17,901,828
-------------------------------------------------------------------------------------

MEDIA (3.9%)
Comcast Special Cl A                                   772,407             12,366,236
DIRECTV Group Cl A                                     332,076(b,f)        11,074,735
Grupo Televisa ADR                                     414,710(c)           8,609,380
Liberty Media Starz Series A                            33,202(b,e,f)       1,532,272
News Corp Cl A                                       2,099,290             28,739,279
Walt Disney                                            536,650(f)          17,306,963
                                                                      ---------------
Total                                                                      79,628,865
-------------------------------------------------------------------------------------

METALS & MINING (1.0%)
BHP Billiton                                           326,280(c)          10,404,911
Rio Tinto                                              177,359(c)           9,579,675
                                                                      ---------------
Total                                                                      19,984,586
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (15.4%)
Canadian Natural Resources                             682,600(c)          49,113,070
China Coal Energy Series H                           9,397,900(c)          17,053,069
ConocoPhillips                                         139,520              7,125,286
Devon Energy                                           883,830(f)          64,961,505
EOG Resources                                          729,320(f)          70,962,835
Occidental Petroleum                                 1,127,890             91,753,851
OGX Petroleo e Gas Participacoes                     1,130,000(c)          11,086,059
                                                                      ---------------
Total                                                                     312,055,675
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.0%)
Sino-Forest Cl A                                     1,040,280(b,c)        19,194,217
Sino-Forest                                             34,500(c,d,g)         636,560
                                                                      ---------------
Total                                                                      19,830,777
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
120  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PERSONAL PRODUCTS (0.4%)
Mead Johnson Nutrition Cl A                            153,360(f)          $6,701,832
Natura Cosmeticos                                      114,600(c)           2,387,336
                                                                      ---------------
Total                                                                       9,089,168
-------------------------------------------------------------------------------------

PHARMACEUTICALS (5.5%)
Johnson & Johnson                                      673,080(f)          43,353,083
Merck & Co                                           1,377,142             50,320,768
Pfizer                                                 974,960             17,734,522
                                                                      ---------------
Total                                                                     111,408,373
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
Brookfield Asset Management Cl A                       431,090(c)           9,561,576
Hang Lung Group                                      2,420,000(c)          11,968,083
                                                                      ---------------
Total                                                                      21,529,659
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.5%)
Texas Instruments                                    1,187,725             30,952,114
-------------------------------------------------------------------------------------

SOFTWARE (2.5%)
Activision Blizzard                                    827,500(b,f)         9,193,525
Microsoft                                            1,342,448             40,931,240
                                                                      ---------------
Total                                                                      50,124,765
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.0%)
Bed Bath & Beyond                                      648,630(b,f)        25,056,577
CarMax                                                 650,805(b,f)        15,782,021
                                                                      ---------------
Total                                                                      40,838,598
-------------------------------------------------------------------------------------

TOBACCO (0.9%)
Philip Morris Intl                                     363,529             17,518,463
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.1%)
China Merchants Holdings Intl                        5,456,571(c)          17,602,450
COSCO Pacific                                        3,182,394(c,f)         4,038,729
LLX Logistica                                          248,400(b,c)         1,440,806
                                                                      ---------------
Total                                                                      23,081,985
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,661,819,167)                                                 $1,918,470,587
-------------------------------------------------------------------------------------





BONDS (0.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.3%)
Harley-Davidson
 Sr Unsecured
 02-01-14                            15.00%          $6,000,000            $7,344,090
-------------------------------------------------------------------------------------

PAPER (0.1%)
Sino-Forest Cv
 08-01-13                             5.00            1,340,000(c,d,g)      1,571,606
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $7,340,000)                                                         $8,915,696
-------------------------------------------------------------------------------------





MONEY MARKET FUND (4.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              97,009,241(h)        $97,009,241
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $97,009,241)                                                       $97,009,241
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (18.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND (1.0%)
JPMorgan Prime Money Market Fund                     21,311,877           $21,311,877
-------------------------------------------------------------------------------------





                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (2.8%)
Antalis US Funding
 01-05-10                            0.28%           $11,999,347          $11,999,347
 01-20-10                            0.23              4,997,988            4,997,988
Ebbets Funding LLC
 01-05-10                            0.48              9,998,133            9,998,133
Giro Balanced Funding
 01-04-10                            0.45              9,999,125            9,999,125
Grampian Funding LLC
 01-04-10                            0.25              7,998,111            7,998,111
Rhein-Main Securitisation
 01-21-10                            0.41              4,994,761            4,994,761
 03-15-10                            0.30              6,994,808            6,994,808
                                                                      ---------------
Total                                                                      56,982,273
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (11.6%)
Banco Espirito Santo e Commerciale
 01-05-10                            0.40             15,000,000           15,000,000
Banco Popular Caisse d'Epargne
 02-22-10                            0.27              4,996,477            4,996,477
Banco Popular Espanol
 01-06-10                            0.32              4,997,901            4,997,901
 01-06-10                            0.33              9,995,327            9,995,327
Bank of Tokyo Securities
 03-23-10                            0.29              5,000,000            5,000,000
Banque Federative du Credit Mutuel
 02-18-10                            0.33              4,995,787            4,995,787
 03-02-10                            0.28              4,996,425            4,996,425
Barclays Bank
 02-16-10                            0.36              1,500,000            1,500,000
Bayrische Hypo-Und Vereinsbank
 01-04-10                            0.50              5,000,000            5,000,000
Caisse Des Depots
 03-01-10                            0.28              9,993,005            9,993,005
Caixa Geral de Deposit
 01-08-10                            0.35              5,000,000            5,000,000
Clydesdale Bank
 02-08-10                            0.30              5,000,000            5,000,000
Commerzbank
 01-04-10                            0.18              5,000,000            5,000,000
Credit Industrial et Commercial
 01-13-10                            0.39              5,000,000            5,000,000
Den Danske Bank
 01-04-10                            0.25             15,000,000           15,000,000
Dexia Bank
 01-11-10                            0.40              5,997,801            5,997,801
 01-29-10                            0.40              2,499,139            2,499,139
Dexia Credit Local
 01-15-10                            0.39              5,000,000            5,000,000
Erste Bank der Oesterreichischen Sparkassen
 01-05-10                            0.23              5,000,000            5,000,000
Jyske Bank
 03-10-10                            0.44              3,496,154            3,496,154
KBC Bank
 01-25-10                            0.32             10,000,000           10,000,000
Mizuho Corporate Bank
 02-19-10                            0.29              5,000,000            5,000,000
Nederlandse Waterschapsbank
 03-01-10                            0.30              7,994,005            7,994,005
Norinchukin Bank
 01-19-10                            0.27              4,998,725            4,998,725
 02-17-10                            0.31              7,000,000            7,000,000
Nykredit Bank
 01-05-10                            0.45              8,000,000            8,000,000
 03-22-10                            0.44              3,500,000            3,500,000
 03-29-10                            0.43              2,500,000            2,500,000
Pohjola Bank
 03-15-10                            0.38              4,995,317            4,995,317
Raiffeisen Zentralbank Oesterreich
 01-06-10                            0.28             10,000,000           10,000,000
Skandinaviska Enskilda Banken
 01-05-10                            0.40             15,000,000           15,000,000
State of Hessen
 01-04-10                            0.20             15,000,000           15,000,000
Sumitomo Mitsui Banking
 01-19-10                            0.34              5,000,000            5,000,000
 02-19-10                            0.31              5,000,000            5,000,000
 02-22-10                            0.31              6,000,000            6,000,000
                                                                      ---------------
Total                                                                     233,456,063
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (1.0%)
BTM Capital
 02-05-10                            0.39              9,990,141            9,990,141
Ebbets Funding LLC
 01-04-10                            0.48              4,999,067            4,999,067
KBC Financial Products
 01-11-10                            0.43              5,997,492            5,997,492
                                                                      ---------------
Total                                                                      20,986,700
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  121

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Fundamental Value Fund

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

REPURCHASE AGREEMENTS (2.5%)(I)
Cantor Fitzgerald
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $50,000,111                         0.02%           $50,000,000          $50,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $382,736,913)                                                     $382,736,913
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,148,905,321)                                                 $2,407,132,437
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

    NOTES TO PORTFOLIO OF INVESTMENTS



     ADR -- American Depository Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 16.81% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2009, the value of these securities amounted to $2,208,166 or 0.11% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2009 was $2,208,166, representing 0.11% of net assets. Information concerning such security holdings at Dec. 31, 2009 is as follows:

                                          ACQUISITION
     SECURITY                                DATES            COST
     ----------------------------------------------------------------
     Sino-Forest
       5.00% Cv 2013                        07/17/08       $1,340,000
     Sino-Forest                            12/11/09          546,994


(h) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.


--------------------------------------------------------------------------------
122  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(i) The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

     CANTOR FITZGERALD (0.02%)

     SECURITY DESCRIPTION                                                          VALUE(A)
     ---------------------------------------------------------------------------------------
     Fannie Mae Pool                                                             $33,846,110
     Fannie Mae Principal Strip                                                       87,631
     Fannie Mae REMICS                                                               198,258
     Federal Farm Credit Bank                                                        101,452
     Federal Home Loan Banks                                                         209,005
     Federal Home Loan Mtge Corp                                                      57,897
     Federal Natl Mtge Assn                                                          658,597
     Freddie Mac Gold Pool                                                         1,167,510
     Freddie Mac Non Gold Pool                                                    10,097,108
     Freddie Mac REMICS                                                              750,985
     Ginnie Mae I Pool                                                             1,567,679
     Ginnie Mae II Pool                                                              482,119
     US Treasury Inflation Indexed Bonds                                             157,118
     US Treasury Strip Coupon                                                      1,618,531
     ---------------------------------------------------------------------------------------
     Total market value for collateralized securities                            $51,000,000
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  123

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Fundamental Value Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
124  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                        FAIR VALUE AT DEC. 31, 2009
                                                   --------------------------------------------------------------------
                                                        LEVEL 1             LEVEL 2
                                                     QUOTED PRICES           OTHER            LEVEL 3
                                                       IN ACTIVE          SIGNIFICANT       SIGNIFICANT
                                                      MARKETS FOR         OBSERVABLE       UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS         INPUTS            INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)
    Beverages                                       $   37,470,335       $ 23,487,026           $--      $   60,957,361
    Capital Markets                                     84,171,149         10,585,997            --          94,757,146
    Household Durables                                      47,739          3,659,854            --           3,707,593
    Marine                                                      --         17,901,828            --          17,901,828
    Metals & Mining                                             --         19,984,586            --          19,984,586
    Oil, Gas & Consumable Fuels                        295,002,606         17,053,069            --         312,055,675
    Real Estate Management & Development                 9,561,576         11,968,083            --          21,529,659
    Transportation Infrastructure                        1,440,806         21,641,179            --          23,081,985
    All Other Industries(b)                          1,364,494,754                 --            --       1,364,494,754
-----------------------------------------------------------------------------------------------------------------------
Total Equity Securities                              1,792,188,965        126,281,622            --       1,918,470,587
-----------------------------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities                                     --          8,915,696            --           8,915,696
-----------------------------------------------------------------------------------------------------------------------
Total Bonds                                                     --          8,915,696            --           8,915,696
-----------------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                       97,009,241                 --            --          97,009,241
  Investments of Cash Collateral Received for
    Securities on Loan(d)                               21,311,877        361,425,036            --         382,736,913
-----------------------------------------------------------------------------------------------------------------------
Total Other                                            118,321,118        361,425,036            --         479,746,154
-----------------------------------------------------------------------------------------------------------------------
Total                                               $1,910,510,082       $496,622,355           $--      $2,407,132,437
-----------------------------------------------------------------------------------------------------------------------



(a) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(b) All industry classifications are identified in the Portfolio of Investments.
(c) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.
(d) Level 1 investments are comprised of the Unaffiliated Money Market Fund; Level 2 investments are comprised of all other short-term investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  125

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource Partners VP - Select Value Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.5%)
Esterline Technologies                                    600(b)              $24,462
ITT                                                     1,200                  59,688
TransDigm Group                                         5,419                 257,348
                                                                      ---------------
Total                                                                         341,498
-------------------------------------------------------------------------------------

AUTO COMPONENTS (1.9%)
Autoliv                                                 1,825(c)               79,132
BorgWarner                                              5,500                 182,710
                                                                      ---------------
Total                                                                         261,842
-------------------------------------------------------------------------------------

BEVERAGES (0.3%)
Dr Pepper Snapple Group                                 1,400(b)               39,620
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Owens Corning                                           1,850(b)               47,434
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.9%)
Stifel Financial                                        2,150(b)              127,366
-------------------------------------------------------------------------------------

CHEMICALS (1.5%)
Airgas                                                  1,850                  88,060
Celanese Series A                                       1,650                  52,965
Eastman Chemical                                        1,050                  63,252
                                                                      ---------------
Total                                                                         204,277
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.8%)
Bank of Hawaii                                          4,900                 230,594
Fulton Financial                                        9,600                  83,712
Prosperity Bancshares                                   2,000                  80,940
                                                                      ---------------
Total                                                                         395,246
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.6%)
RR Donnelley & Sons                                    14,504                 323,004
Steelcase Cl A                                         23,450                 149,142
United Stationers                                         550(b)               31,268
                                                                      ---------------
Total                                                                         503,414
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.7%)
Comtech Telecommunications                              4,350(b)              152,468
JDS Uniphase                                            9,800(b)               80,850
                                                                      ---------------
Total                                                                         233,318
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.9%)
Teradata                                                2,600(b)               81,718
Western Digital                                         1,050(b)               46,358
                                                                      ---------------
Total                                                                         128,076
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                                   1,500                  67,560
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
Discover Financial Services                             9,000                 132,390
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (4.0%)
AptarGroup                                              3,850                 137,598
Sonoco Products                                        10,350                 302,737
Temple-Inland                                           5,150                 108,717
                                                                      ---------------
Total                                                                         549,052
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Qwest Communications Intl                              22,800                  95,988
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.9%)
American Electric Power                                 3,800                 132,202
NV Energy                                               2,800                  34,664
Pinnacle West Capital                                   6,450                 235,941
                                                                      ---------------
Total                                                                         402,807
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
Cooper Inds Cl A                                        2,600                 110,864
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.1%)
Tyco Electronics                                        6,000(c)              147,300
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.0%)
Noble                                                   8,517(c)              346,641
Oil States Intl                                         1,750(b)               68,758
                                                                      ---------------
Total                                                                         415,399
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Ruddick                                                 5,300                 136,369
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.8%)
JM Smucker                                              2,100                 129,675
Sara Lee                                               21,550                 262,479
                                                                      ---------------
Total                                                                         392,154
-------------------------------------------------------------------------------------

GAS UTILITIES (2.5%)
Energen                                                 3,050                 142,740
Questar                                                 5,100                 212,007
                                                                      ---------------
Total                                                                         354,747
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Beckman Coulter                                         3,279                 214,578
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.7%)
CIGNA                                                   8,270                 291,682
Health Management Associates Cl A                      18,700(b)              135,948
HealthSouth                                             4,750(b)               89,158
                                                                      ---------------
Total                                                                         516,788
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.1%)
Darden Restaurants                                      4,250                 149,047
Wyndham Worldwide                                       7,350                 148,250
                                                                      ---------------
Total                                                                         297,297
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.7%)
Fortune Brands                                          1,900                  82,080
Jarden                                                  3,000                  92,730
Newell Rubbermaid                                       4,300                  64,543
                                                                      ---------------
Total                                                                         239,353
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
AES                                                     9,400(b)              125,114
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.2%)
Carlisle Companies                                      3,449                 118,163
Textron                                                 2,900                  54,549
                                                                      ---------------
Total                                                                         172,712
-------------------------------------------------------------------------------------

INSURANCE (11.1%)
Allstate                                                9,600                 288,383
Arch Capital Group                                      3,450(b,c)            246,848
Endurance Specialty Holdings                            4,100(c)              152,643
HCC Insurance Holdings                                  7,650                 213,971
Lincoln Natl                                           11,417                 284,054
Loews                                                   2,400                  87,240
Prudential Financial                                    2,750                 136,840
Unum Group                                              1,550                  30,256
XL Capital Cl A                                         5,400(c)               98,982
                                                                      ---------------
Total                                                                       1,539,217
-------------------------------------------------------------------------------------

IT SERVICES (2.7%)
Amdocs                                                  1,900(b,c)             54,207
Computer Sciences                                       5,509(b)              316,933
                                                                      ---------------
Total                                                                         371,140
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.4%)
Life Technologies                                       1,175(b)               61,370
-------------------------------------------------------------------------------------

MACHINERY (3.3%)
Dover                                                   5,875                 244,459
Ingersoll-Rand                                          3,600(c)              128,664
Stanley Works                                           1,700                  87,567
                                                                      ---------------
Total                                                                         460,690
-------------------------------------------------------------------------------------

MEDIA (1.1%)
Gannett                                                 5,000                  74,250
Viacom Cl B                                             2,550(b)               75,812
                                                                      ---------------
Total                                                                         150,062
-------------------------------------------------------------------------------------

METALS & MINING (0.9%)
Cliffs Natural Resources                                1,700                  78,353
Thompson Creek Metals                                   3,950(b,c)             46,294
                                                                      ---------------
Total                                                                         124,647
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
126  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MULTILINE RETAIL (0.9%)
Family Dollar Stores                                    2,700                 $75,141
Kohl's                                                  1,050(b)               56,627
                                                                      ---------------
Total                                                                         131,768
-------------------------------------------------------------------------------------

MULTI-UTILITIES (3.7%)
CMS Energy                                              9,400                 147,204
DTE Energy                                              2,050                  89,360
NSTAR                                                   1,400                  51,520
PG&E                                                    5,075                 226,598
                                                                      ---------------
Total                                                                         514,682
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.4%)
Xerox                                                   7,200                  60,912
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.3%)
Alpha Natural Resources                                 2,800(b)              121,464
El Paso                                                 6,800                  66,844
Newfield Exploration                                    3,450(b)              166,394
Whiting Petroleum                                       1,500(b)              107,175
                                                                      ---------------
Total                                                                         461,877
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Schweitzer-Mauduit Intl                                   600                  42,210
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.8%)
Bare Escentuals                                         4,550(b)               55,647
Nu Skin Enterprises Cl A                                2,300                  61,801
                                                                      ---------------
Total                                                                         117,448
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (7.1%)
Boston Properties                                       1,325                  88,868
Duke Realty                                            26,091                 317,527
Health Care REIT                                          700                  31,024
Home Properties                                         1,100                  52,481
Mack-Cali Realty                                        1,600                  55,312
Simon Property Group                                    5,530                 441,293
                                                                      ---------------
Total                                                                         986,505
-------------------------------------------------------------------------------------

ROAD & RAIL (1.6%)
Werner Enterprises                                     11,300                 223,627
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)
Microchip Technology                                    8,300                 241,198
Micron Technology                                      10,500(b)              110,880
Teradyne                                                2,950(b)               31,654
                                                                      ---------------
Total                                                                         383,732
-------------------------------------------------------------------------------------

SOFTWARE (0.9%)
Informatica                                             1,000(b)               25,860
Sybase                                                  2,400(b)              104,160
                                                                      ---------------
Total                                                                         130,020
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
GUESS?                                                  1,000                  42,300
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.8%)
Phillips-Van Heusen                                     3,950                 160,686
VF                                                      3,125                 228,875
                                                                      ---------------
Total                                                                         389,561
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.1%)
First Niagara Financial Group                          11,100                 154,401
Hudson City Bancorp                                     9,800                 134,554
                                                                      ---------------
Total                                                                         288,955
-------------------------------------------------------------------------------------

TOBACCO (0.6%)
Reynolds American                                       1,500                  79,455
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.8%)
United Rentals                                         19,104(b)              187,410
WW Grainger                                               725                  70,202
                                                                      ---------------
Total                                                                         257,612
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.7%)
NTELOS Holdings                                         5,500                  98,010
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $11,655,809)                                                       $13,568,363
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%               326,461(d)             $326,461
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $326,461)                                                             $326,461
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $11,982,270)                                                       $13,894,824
=====================================================================================



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 9.33% of net assets.

(d) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.



--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  127

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Select Value Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                         FAIR VALUE AT DEC. 31, 2009
                                                      ----------------------------------------------------------------
                                                           LEVEL 1            LEVEL 2
                                                        QUOTED PRICES          OTHER            LEVEL 3
                                                          IN ACTIVE         SIGNIFICANT       SIGNIFICANT
                                                         MARKETS FOR         OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS         INPUTS           INPUTS        TOTAL
----------------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)                                       $13,568,363            $--               $--      $13,568,363
----------------------------------------------------------------------------------------------------------------------
Total Equity Securities                                   13,568,363             --                --       13,568,363
----------------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                            326,461             --                --          326,461
----------------------------------------------------------------------------------------------------------------------
Total Other                                                  326,461             --                --          326,461
----------------------------------------------------------------------------------------------------------------------
Total                                                    $13,894,824            $--               $--      $13,894,824
----------------------------------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.



--------------------------------------------------------------------------------
128  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  129

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource Partners VP - Small Cap Value Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (90.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.7%)
AAR                                                      56,550(b,d)       $1,299,519
Moog Cl A                                                37,230(b)          1,088,233
Triumph Group                                           134,370(d)          6,483,352
                                                                      ---------------
Total                                                                       8,871,104
-------------------------------------------------------------------------------------

AIRLINES (1.0%)
Air France-KLM ADR                                      147,650(b,c)        2,306,293
JetBlue Airways                                       1,631,875(b,d)        8,893,719
SkyWest                                                  65,480             1,107,922
US Airways Group                                        248,780(b,d)        1,204,095
                                                                      ---------------
Total                                                                      13,512,029
-------------------------------------------------------------------------------------

AUTO COMPONENTS (2.7%)
American Axle & Mfg Holdings                            998,200(b,d)        8,005,564
ArvinMeritor                                            145,970(b)          1,631,945
Cooper Tire & Rubber                                    187,680(d)          3,762,984
Dana Holding                                            918,074(b,d)        9,951,922
Gentex                                                  620,200(d)         11,070,569
Tenneco                                                  87,490(b)          1,551,198
                                                                      ---------------
Total                                                                      35,974,182
-------------------------------------------------------------------------------------

BEVERAGES (0.2%)
Coca-Cola Bottling Company Consolidated                  43,422(d)          2,345,656
Natl Beverage                                            65,586(b,d)          909,022
                                                                      ---------------
Total                                                                       3,254,678
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Martek Biosciences                                      137,450(b,d)        2,603,303
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.1%)
Gibraltar Inds                                          264,900(d)          4,166,877
Simpson Mfg                                             316,100             8,499,929
Universal Forest Products                                38,770(d)          1,427,124
                                                                      ---------------
Total                                                                      14,093,930
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.9%)
Cohen & Steers                                           51,440(d)          1,174,890
GFI Group                                               220,040(d)          1,005,583
Investment Technology Group                              51,500(b)          1,014,550
KBW                                                      47,600(b)          1,302,336
Knight Capital Group Cl A                                68,250(b)          1,051,050
Oppenheimer Holdings Cl A                               108,812(d)          3,614,734
Stifel Financial                                         21,370(b,d)        1,265,959
SWS Group                                               145,095(d)          1,755,649
                                                                      ---------------
Total                                                                      12,184,751
-------------------------------------------------------------------------------------

CHEMICALS (1.8%)
Arch Chemicals                                           48,270(d)          1,490,578
Cabot                                                   136,800             3,588,264
HB Fuller                                                78,640(d)          1,789,060
Innophos Holdings                                        43,370               997,076
Koppers Holdings                                         18,700               569,228
Minerals Technologies                                    35,230             1,918,978
NewMarket                                                12,970(d)          1,488,567
OM Group                                                 46,350(b)          1,454,927
PolyOne                                               1,332,500(b,d)        9,953,774
                                                                      ---------------
Total                                                                      23,250,452
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (4.2%)
BancorpSouth                                            135,620(d)          3,181,645
Bank of Hawaii                                           66,400(d)          3,124,784
Bank of the Ozarks                                       81,150(d)          2,375,261
Columbia Banking System                                  55,560(d)            898,961
Community Bank System                                   243,460(d)          4,701,212
CVB Financial                                           298,450(d)          2,578,608
First Citizens BancShares Cl A                           24,385(d)          3,999,384
First Financial Bankshares                               27,240(d)          1,477,225
FirstMerit                                               57,668(d)          1,161,434
Home BancShares                                          64,890(d)          1,561,902
Independent Bank MA                                     101,520(d)          2,120,753
Intl Bancshares                                         100,410             1,900,761
Natl Penn Bancshares                                    203,240(d)          1,176,760
NBT Bancorp                                              48,980(d)            997,723
PacWest Bancorp                                         176,900             3,564,535
Park Natl                                                23,305(d)          1,372,198
Prosperity Bancshares                                    44,930(d)          1,818,317
Signature Bank                                           38,100(b)          1,215,390
Trustmark                                                84,290(d)          1,899,897
UMB Financial                                           106,350(d)          4,184,872
Westamerica Bancorporation                               66,200(d)          3,665,494
Whitney Holding                                         272,600(d)          2,483,386
Wintrust Financial                                      128,800(d)          3,965,752
                                                                      ---------------
Total                                                                      55,426,254
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.5%)
ACCO Brands                                             198,070(b,d)        1,441,950
Brink's                                                 335,987             8,177,923
Copart                                                   62,410(b,d)        2,286,078
Cornell Companies                                        72,180(b,d)        1,638,486
EnergySolutions                                         278,500(d)          2,364,465
Ennis                                                   237,300(d)          3,984,267
GEO Group                                               226,060(b,d)        4,946,193
Knoll                                                   251,500(d)          2,597,995
McGrath RentCorp                                         55,935(d)          1,250,707
Mine Safety Appliances                                   45,670             1,211,625
Viad                                                    116,318(d)          2,399,640
WCA Waste                                               273,026(b,d)        1,176,742
                                                                      ---------------
Total                                                                      33,476,071
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.8%)
3Com                                                    431,000(b)          3,232,500
ADTRAN                                                  290,450(d)          6,549,648
ARRIS Group                                             128,690(b,d)        1,470,927
BigBand Networks                                        309,150(b)          1,063,476
Ituran Location and Control                             200,154(c,d)        2,569,977
NETGEAR                                                  88,640(b,d)        1,922,602
Sierra Wireless                                         164,190(b,c)        1,740,414
Sycamore Networks                                        86,400(d)          1,806,624
Tekelec                                                  91,830(b)          1,403,162
UTStarcom                                               885,300(b,d)        1,938,807
                                                                      ---------------
Total                                                                      23,698,137
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.4%)
Diebold                                                 205,300(d)          5,840,785
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.7%)
Chicago Bridge & Iron                                   220,400(b,c)        4,456,488
Comfort Systems USA                                     401,218(d)          4,951,030
Dycom Inds                                              118,650(b,d)          952,760
Insituform Technologies Cl A                            371,800(b,d)        8,447,296
Layne Christensen                                        50,110(b,d)        1,438,658
Pike Electric                                           137,810(b,d)        1,278,877
Sterling Construction                                    75,200(b,d)        1,442,336
                                                                      ---------------
Total                                                                      22,967,445
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.6%)
Cash America Intl                                       148,526(d)          5,192,469
World Acceptance                                         61,320(b)          2,197,096
                                                                      ---------------
Total                                                                       7,389,565
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.4%)
AptarGroup                                              292,595(d)         10,457,346
Boise                                                   239,140(b)          1,269,833
Temple-Inland                                           295,900(d)          6,246,449
                                                                      ---------------
Total                                                                      17,973,628
-------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Audiovox Cl A                                            40,000(b,d)          283,600
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
130  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

DIVERSIFIED CONSUMER SERVICES (1.6%)
Brink's Home Security Holdings                          234,317(b,d)       $7,648,106
Hillenbrand                                             186,640(d)          3,516,298
Lincoln Educational Services                            178,470(b,d)        3,867,445
Mac-Gray                                                381,840(b,d)        3,932,952
Regis                                                   159,200             2,478,744
                                                                      ---------------
Total                                                                      21,443,545
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Medallion Financial                                     384,298(d)          3,139,715
PICO Holdings                                            37,710(b)          1,234,248
                                                                      ---------------
Total                                                                       4,373,963
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Global Crossing                                          94,960(b,c)        1,353,180
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.5%)
El Paso Electric                                         88,850(b)          1,801,878
Empire District Electric                                 76,684             1,436,291
Idacorp                                                 225,300(d)          7,198,335
NV Energy                                               750,000             9,285,000
Pinnacle West Capital                                   259,000             9,474,219
PNM Resources                                           706,250(d)          8,934,063
Portland General Electric                               155,650(d)          3,176,817
UIL Holdings                                            160,262(d)          4,500,157
Unisource Energy                                         21,010               676,312
                                                                      ---------------
Total                                                                      46,483,072
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.6%)
Belden                                                  329,300             7,218,256
Brady Cl A                                               51,180             1,535,912
Canadian Solar                                           67,510(b,c,d)      1,945,638
EnerSys                                                  77,740(b)          1,700,174
Regal-Beloit                                            158,700(d)          8,242,878
                                                                      ---------------
Total                                                                      20,642,858
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (6.4%)
Celestica                                             1,789,757(b,c,d)     16,895,306
Cognex                                                  533,940(d)          9,461,417
Electro Rent                                            201,130(d)          2,321,040
FARO Technologies                                       118,300(b)          2,536,352
Ingram Micro Cl A                                       171,019(b)          2,984,282
Littelfuse                                              330,400(b,d)       10,622,360
Measurement Specialties                                  84,700(b,d)          851,235
Mercury Computer Systems                                344,000(b,d)        3,787,440
Park Electrochemical                                    176,650(d)          4,882,606
Plexus                                                  412,140(b,d)       11,745,990
Rofin-Sinar Technologies                                 62,560(b)          1,477,042
Sanmina-SCI                                             173,670(b,d)        1,915,580
ScanSource                                               42,200(b)          1,126,740
Vishay Intertechnology                                1,657,600(b)         13,840,960
                                                                      ---------------
Total                                                                      84,448,350
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Bristow Group                                            86,650(b,d)        3,331,692
Complete Production Services                             65,940(b)            857,220
Helix Energy Solutions Group                            104,320(b)          1,225,760
ION Geophysical                                         246,130(b,d)        1,457,090
TETRA Technologies                                      176,450(b,d)        1,955,066
Tidewater                                                62,100(d)          2,977,695
Willbros Group                                           28,490(b,d)          480,626
                                                                      ---------------
Total                                                                      12,285,149
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.0%)
Casey's General Stores                                  395,710(d)         12,631,063
Pantry                                                   77,600(b)          1,054,584
Ruddick                                                 319,293(d)          8,215,409
Village Super Market Cl A                               178,950(d)          4,888,914
                                                                      ---------------
Total                                                                      26,789,970
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.7%)
Cal-Maine Foods                                          51,440(d)          1,753,075
Chiquita Brands Intl                                    107,580(b,d)        1,940,743
Hain Celestial Group                                     71,610(b,d)        1,218,086
Harbinger Group                                         433,510(b,d)        3,043,240
HQ Sustainable Maritime Inds                            184,273(b,d)        1,297,282
Industrias Bachoco ADR                                  196,798(c,d)        4,518,482
J&J Snack Foods                                          49,083(d)          1,961,357
Lancaster Colony                                         88,156(d)          4,381,353
Seneca Foods Cl A                                        77,180(b,d)        1,842,287
                                                                      ---------------
Total                                                                      21,955,905
-------------------------------------------------------------------------------------

GAS UTILITIES (1.1%)
Laclede Group                                            33,690             1,137,711
Northwest Natural Gas                                    86,500(d)          3,895,960
Piedmont Natural Gas                                     36,100(d)            965,675
South Jersey Inds                                       170,930(d)          6,526,108
Southwest Gas                                            57,470(d)          1,639,619
                                                                      ---------------
Total                                                                      14,165,073
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Analogic                                                 25,350(d)            976,229
AngioDynamics                                            56,280(b,d)          904,982
Conmed                                                   67,610(b,d)        1,541,508
Cooper Companies                                        101,600(d)          3,872,992
ICU Medical                                              38,610(b)          1,406,948
Invacare                                                 67,520(d)          1,683,949
Meridian Bioscience                                     161,900(d)          3,488,945
STERIS                                                  227,280(d)          6,357,022
West Pharmaceutical Services                             47,630(d)          1,867,096
Wright Medical Group                                     58,760(b,d)        1,113,502
                                                                      ---------------
Total                                                                      23,213,173
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.6%)
Air Methods                                              56,420(b,d)        1,896,840
Chemed                                                   22,310(d)          1,070,211
Chindex Intl                                            189,136(b,d)        2,672,492
Ensign Group                                             91,740(d)          1,410,044
HealthSpring                                             82,220(b,d)        1,447,894
Kindred Healthcare                                      162,380(b,d)        2,997,535
Natl Healthcare                                          35,700(d)          1,289,127
Owens & Minor                                           141,000(d)          6,053,129
ResCare                                                 181,980(b)          2,038,176
Sun Healthcare Group                                     86,980(b,d)          797,607
                                                                      ---------------
Total                                                                      21,673,055
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.9%)
Ameristar Casinos                                       246,900(d)          3,760,287
Bob Evans Farms                                         209,080(d)          6,052,866
Churchill Downs                                          59,660             2,228,301
CKE Restaurants                                         205,600             1,739,376
Cracker Barrel Old Country Store                        153,423(d)          5,828,540
Frisch's Restaurants                                     96,985(d)          2,313,092
Intl Speedway Cl A                                       94,700             2,694,215
Lodgian                                                 228,774(b)            340,873
Monarch Casino & Resort                                 164,660(b,d)        1,333,746
Nathan's Famous                                          62,932(b,d)          960,342
Orient-Express Hotels Series A                          137,907(b,c,d)      1,398,377
Papa John's Intl                                        118,819(b,d)        2,775,612
Royal Caribbean Cruises                                 770,684(b,d)       19,482,892
Ruby Tuesday                                            158,760(b,d)        1,143,072
                                                                      ---------------
Total                                                                      52,051,591
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.7%)
KB Home                                                 100,260             1,371,557
Tupperware Brands                                       152,950             7,122,882
Universal Electronics                                    74,680(b,d)        1,734,070
Whirlpool                                               143,700(d)         11,590,841
                                                                      ---------------
Total                                                                      21,819,350
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
RRI Energy                                            1,603,400(b,d)        9,171,448
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  131

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

INSURANCE (6.3%)
American Equity Investment Life Holding                 489,700(d)         $3,643,368
American Natl Insurance                                  56,426(d)          6,739,521
AmTrust Financial Services                              117,795             1,392,337
Argo Group Intl Holdings                                 45,160(b,c)        1,315,962
Assured Guaranty                                         84,700(c,d)        1,843,072
Conseco                                                 311,080(b,d)        1,555,400
Delphi Financial Group Cl A                              72,990             1,632,786
Employers Holdings                                       41,670               639,218
Endurance Specialty Holdings                             69,600(c)          2,591,208
FPIC Insurance Group                                     19,420(b,d)          750,000
Hilltop Holdings                                        400,190(b,d)        4,658,212
Infinity Property & Casualty                             57,180             2,323,795
Max Capital Group                                       348,348(c)          7,768,161
Navigators Group                                        103,036(b,d)        4,854,026
Platinum Underwriters Holdings                          284,000(c)         10,874,361
Safety Insurance Group                                   54,500(d)          1,974,535
Selective Insurance Group                                97,380             1,601,901
StanCorp Financial Group                                 84,200(d)          3,369,684
Torchmark                                               158,800(d)          6,979,260
Validus Holdings                                        424,648(c)         11,440,018
White Mountains Insurance Group                           8,915             2,965,664
Zenith Natl Insurance                                    34,740(d)          1,033,862
                                                                      ---------------
Total                                                                      81,946,351
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
PetMed Express                                          143,765(d)          2,534,577
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.1%)
j2 Global Communications                                 39,830(b,d)          810,541
ValueClick                                              107,340(b)          1,086,280
                                                                      ---------------
Total                                                                       1,896,821
-------------------------------------------------------------------------------------

IT SERVICES (1.2%)
Cass Information Systems                                 27,844(d)            846,458
Computer Services                                        30,920             1,110,028
DST Systems                                              50,370(b)          2,193,614
Forrester Research                                       83,210(b,d)        2,159,300
MAXIMUS                                                 155,500(d)          7,774,999
Unisys                                                   43,508(b,d)        1,677,668
                                                                      ---------------
Total                                                                      15,762,067
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Brunswick                                               435,200(d)          5,531,392
Head                                                    139,000(b,c)          125,100
                                                                      ---------------
Total                                                                       5,656,492
-------------------------------------------------------------------------------------

MACHINERY (3.5%)
Actuant Cl A                                             86,440(d)          1,601,733
Albany Intl Cl A                                        107,280             2,409,509
Altra Holdings                                           95,040(b)          1,173,744
Flowserve                                                52,600             4,972,278
Harsco                                                  168,200             5,421,086
Lincoln Electric Holdings                                37,070(d)          1,981,762
Mueller Inds                                             73,690             1,830,460
Oshkosh                                                 338,500            12,534,654
Robbins & Myers                                          70,150(d)          1,649,928
Sun Hydraulics                                           49,830(d)          1,308,038
Terex                                                   441,600(b,d)        8,748,096
Toro                                                     78,650(d)          3,288,357
                                                                      ---------------
Total                                                                      46,919,645
-------------------------------------------------------------------------------------

MEDIA (1.9%)
Ascent Media                                             28,770(b)            734,498
Belo Cl A                                               187,620(d)          1,020,653
CKx                                                     305,200(b)          1,608,404
IMAX                                                    127,220(b,c)        1,692,026
John Wiley & Sons Cl A                                   99,600             4,171,248
Natl CineMedia                                           49,940               827,506
Valassis Communications                                 808,100(b,d)       14,755,906
                                                                      ---------------
Total                                                                      24,810,241
-------------------------------------------------------------------------------------

METALS & MINING (1.5%)
Northgate Minerals                                      584,810(b,c)        1,801,215
Rubicon Minerals                                        341,850(b,c,d)      1,606,695
Schnitzer Steel Inds Cl A                                74,300             3,544,110
Stillwater Mining                                       943,112(b,d)        8,940,702
Worthington Inds                                        251,800             3,291,026
                                                                      ---------------
Total                                                                      19,183,748
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.2%)
99 Cents Only Stores                                    110,300(b,d)        1,441,621
Big Lots                                                133,490(b)          3,868,540
Dillard's Cl A                                          193,700(d)          3,573,765
Dollar Tree                                              69,165(b)          3,340,670
Fred's Cl A                                             307,920(d)          3,140,784
                                                                      ---------------
Total                                                                      15,365,380
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.1%)
Avista                                                  494,800(d)         10,682,732
Black Hills                                              69,070(d)          1,839,334
NorthWestern                                             70,190(d)          1,826,344
                                                                      ---------------
Total                                                                      14,348,410
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.8%)
Berry Petroleum Cl A                                     58,530(d)          1,706,150
Eastern American Natural Gas                             48,200             1,135,110
Encore Acquisition                                       90,500(b)          4,345,810
Evolution Petroleum                                     543,113(b,d)        2,340,817
EXCO Resources                                          456,100(d)          9,683,002
Frontier Oil                                            168,900(d)          2,033,556
Gastar Exploration                                      434,050(b)          2,079,100
Holly                                                   143,900(d)          3,688,157
Intl Coal Group                                         366,710(b)          1,415,501
Overseas Shipholding Group                               39,240(d)          1,724,598
Patriot Coal                                            100,150(b,d)        1,548,319
Penn Virginia                                            75,250(d)          1,602,073
Provident Energy Trust Unit                             401,170(c,d)        2,695,862
Regency Energy Partners LP                               15,620               327,239
Rosetta Resources                                        74,070(b)          1,476,215
St. Mary Land & Exploration                             129,100(d)          4,420,383
Stone Energy                                            149,500(b,d)        2,698,475
USEC                                                  1,118,200(b,d)        4,305,070
World Fuel Services                                      48,740(d)          1,305,745
                                                                      ---------------
Total                                                                      50,531,182
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Glatfelter                                              439,620             5,341,383
Louisiana-Pacific                                       971,550(b,d)        6,781,419
                                                                      ---------------
Total                                                                      12,122,802
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
NBTY                                                    134,900(b)          5,873,546
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.3%)
Biovail                                                 173,500(c,d)        2,422,060
ViroPharma                                              116,480(b)            977,267
                                                                      ---------------
Total                                                                       3,399,327
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (2.2%)
Administaff                                             186,700(d)          4,404,253
CDI                                                     200,600(d)          2,597,770
Corporate Executive Board                                98,520(d)          2,248,226
CoStar Group                                             32,450(b,d)        1,355,437
Heidrick & Struggles Intl                                45,460(d)          1,420,170
Huron Consulting Group                                   45,690(b)          1,052,698
Korn/Ferry Intl                                         711,329(b,d)       11,736,928
Navigant Consulting                                      94,130(b,d)        1,398,772
Volt Information Sciences                               227,780(b,d)        2,277,800
                                                                      ---------------
Total                                                                      28,492,054
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
132  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.5%)
American Campus Communities                             119,000(d)         $3,343,900
Anworth Mtge Asset                                      170,370(d)          1,192,590
BioMed Realty Trust                                     110,790(d)          1,748,266
Brandywine Realty Trust                                 277,200(d)          3,160,080
BRE Properties Cl A                                      58,270(d)          1,927,572
DCT Industrial Trust                                    301,110(d)          1,511,572
DiamondRock Hospitality                                 437,100(d)          3,702,237
Douglas Emmett                                          101,860(d)          1,451,505
EastGroup Properties                                     33,780(d)          1,293,098
Entertainment Properties Trust                           43,470(d)          1,533,187
Equity Lifestyle Properties                              80,990(d)          4,087,565
Extra Space Storage                                      98,160(d)          1,133,748
Franklin Street Properties                              116,290(d)          1,698,997
Gyrodyne Company of America                              23,367(b)            934,797
Home Properties                                          35,490(d)          1,693,228
Mack-Cali Realty                                         68,200(d)          2,357,674
Medical Properties Trust                                159,080             1,590,800
MFA Financial                                           525,700(d)          3,863,895
Natl Retail Properties                                   70,770(d)          1,501,739
Omega Healthcare Investors                               72,960(d)          1,419,072
Parkway Properties                                      115,100(d)          2,396,382
Sovran Self Storage                                      41,320(d)          1,476,364
Tanger Factory Outlet Centers                            36,490             1,422,745
                                                                      ---------------
Total                                                                      46,441,013
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
Altisource Portfolio Solutions                           35,060(b,c)          735,909
FirstService                                             90,600(b,c)        1,732,272
MI Developments Cl A                                    420,000(c)          5,157,600
                                                                      ---------------
Total                                                                       7,625,781
-------------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
Amerco                                                   68,040(b)          3,382,949
Arkansas Best                                           128,680(d)          3,787,052
                                                                      ---------------
Total                                                                       7,170,001
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.9%)
Axcelis Technologies                                    625,000(b,d)          881,250
Brooks Automation                                     1,036,800(b,d)        8,895,744
Cabot Microelectronics                                   48,420(b)          1,595,923
Fairchild Semiconductor Intl                            116,110(b,d)        1,159,939
FEI                                                      57,230(b,d)        1,336,893
Integrated Silicon Solution                             109,204(b)            617,003
Micron Technology                                     1,000,000(b,d)       10,560,000
Semiconductor Mfg Intl ADR                            3,400,136(b,c,d)     11,016,440
Standard Microsystems                                    54,250(b,d)        1,127,315
Tessera Technologies                                     45,100(b,d)        1,049,477
                                                                      ---------------
Total                                                                      38,239,984
-------------------------------------------------------------------------------------

SOFTWARE (1.4%)
Blackbaud                                               231,550(d)          5,471,527
JDA Software Group                                       55,810(b)          1,421,481
Mentor Graphics                                         727,100(b,d)        6,420,292
Net 1 UEPS Technologies                                  69,430(b,c,d)      1,348,331
TeleCommunication Systems Cl A                          392,930(b,d)        3,803,562
                                                                      ---------------
Total                                                                      18,465,193
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.6%)
Aaron Rents                                             303,880(d)          8,426,592
Cabela's                                                602,800(b,d)        8,595,928
Children's Place Retail Stores                           35,440(b,d)        1,169,874
Dress Barn                                              158,289(b,d)        3,656,476
Finish Line Cl A                                        323,910             4,065,071
Foot Locker                                             356,800             3,974,752
Genesco                                                  39,730(b)          1,090,986
Jos A Bank Clothiers                                     74,542(b,d)        3,144,927
MarineMax                                                60,000(b)            551,400
Men's Wearhouse                                         549,850(d)         11,579,840
OfficeMax                                               289,050(b,d)        3,668,045
PetSmart                                                120,690(d)          3,221,216
Rent-A-Center                                           253,741(b,d)        4,496,291
Stage Stores                                            306,870(d)          3,792,913
                                                                      ---------------
Total                                                                      61,434,311
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Columbia Sportswear                                      87,900(d)          3,431,616
Deckers Outdoor                                          12,540(b,d)        1,275,569
Skechers USA Cl A                                        40,010(b,d)        1,176,694
UniFirst                                                125,596(d)          6,042,423
                                                                      ---------------
Total                                                                      11,926,302
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.6%)
Astoria Financial                                       281,400(d)          3,497,802
Brookline Bancorp                                       114,550(d)          1,135,191
Dime Community Bancshares                               132,310(d)          1,550,673
Trustco Bank NY                                         195,820(d)          1,233,666
                                                                      ---------------
Total                                                                       7,417,332
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
Universal                                                30,130(d)          1,374,229
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
GATX                                                     57,200(d)          1,644,500
-------------------------------------------------------------------------------------

WATER UTILITIES (0.2%)
SJW                                                     136,026(d)          3,070,107
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Syniverse Holdings                                       84,380(b)          1,474,962
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,057,544,818)                                                 $1,197,795,954
-------------------------------------------------------------------------------------



MONEY MARKET FUND (10.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.18%                                   134,740,175(e)       $134,740,175
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $134,740,175)                                                     $134,740,175
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (27.7%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND (1.2%)
JPMorgan Prime Money Market Fund                     16,362,446           $16,362,446
-------------------------------------------------------------------------------------





                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (3.8%)
Antalis US Funding
 01-20-10                            0.23%           $4,997,988            $4,997,988
Cancara Asset Securitisation LLC
 01-20-10                            0.28            14,989,382            14,989,382
Ebbets Funding LLC
 01-05-10                            0.48             4,999,067             4,999,067
 01-07-10                            0.56             4,997,278             4,997,278
Grampian Funding LLC
 01-04-10                            0.25             9,997,639             9,997,639
Rhein-Main Securitisation
 03-08-10                            0.36             9,990,900             9,990,900
                                                                      ---------------
Total                                                                      49,972,254
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (18.9%)
Banco Popular Espanol
 01-06-10                            0.32             8,996,222             8,996,222
 01-06-10                            0.33             7,496,495             7,496,495
Banco Santander Central Hispano
 02-10-10                            0.29             4,000,000             4,000,000
Bank of Tokyo Securities
 03-19-10                            0.29             5,000,000             5,000,000
 03-23-10                            0.29            10,000,000            10,000,000
Banque Federative du Credit Mutuel
 02-18-10                            0.33             4,995,787             4,995,787
Barclays Bank
 02-16-10                            0.36             1,500,000             1,500,000
Bayrische Hypo-Und Vereinsbank
 02-01-10                            0.43             4,000,000             4,000,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  133

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Small Cap Value Fund

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Caisse des Depots
 03-01-10                            0.28%           $9,993,005            $9,993,005
Caixa Geral de Deposit
 03-04-10                            0.30             5,000,000             5,000,000
 03-15-10                            0.30            10,000,000            10,000,000
Clydesdale Bank
 02-08-10                            0.30             5,000,000             5,000,000
Commerzbank
 01-04-10                            0.18            15,000,000            15,000,000
Credit Industrial et Commercial
 01-13-10                            0.39             5,000,000             5,000,000
 02-03-10                            0.33             2,000,000             2,000,000
 03-04-10                            0.38             5,000,000             5,000,000
Den Danske Bank
 01-04-10                            0.25            10,000,000            10,000,000
Dexia Bank
 01-11-10                            0.40             9,996,335             9,996,335
Dexia Credit Local
 01-15-10                            0.39             5,000,000             5,000,000
Erste Bank der Oesterreichischen Sparkassen
 01-05-10                            0.23            15,000,000            15,000,000
Hong Kong Shanghai Bank
 01-04-10                            0.29             8,000,000             8,000,000
Jyske Bank
 03-10-10                            0.44             3,496,153             3,496,153
Mizuho Corporate Bank
 01-25-10                            0.32            10,000,000            10,000,000
Nederlandse Waterschapsbank
 03-01-10                            0.30             7,994,005             7,994,005
Norinchukin Bank
 02-17-10                            0.31            10,000,000            10,000,000
Nykredit Bank
 01-05-10                            0.45             8,000,000             8,000,000
 03-22-10                            0.44            10,000,000            10,000,000
Pohjola Bank
 03-15-10                            0.38             4,995,317             4,995,317
Raiffeisen Zentralbank Oesterreich
 01-06-10                            0.28            10,000,000            10,000,000
Royal Bank of Scotland
 01-22-10                            0.30             4,996,045             4,996,045
State of Hessen
 01-04-10                            0.20            15,000,000            15,000,000
Sumitomo Mitsui Banking
 02-19-10                            0.31            15,000,000            15,000,000
                                                                      ---------------
Total                                                                     250,459,364
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.8%)
Ebbets Funding LLC
 01-04-10                            0.48             4,999,066             4,999,066
KBC Financial Products
 01-11-10                            0.43             4,997,910             4,997,910
                                                                      ---------------
Total                                                                       9,996,976
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (3.0%)(F)
Cantor Fitzgerald
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $25,000,056                         0.02            25,000,000            25,000,000
Morgan Stanley
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $10,000,292                         0.26            10,000,000            10,000,000
RBS Securities
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $5,000,201                          0.36             5,000,000             5,000,000
                                                                      ---------------
Total                                                                      40,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $366,791,040)                                                     $366,791,040
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,559,076,033)                                                 $1,699,327,169
=====================================================================================





The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



     ADR -- American Depository Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 7.82% of net assets.

(d) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.


--------------------------------------------------------------------------------
134  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(f) The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.


CANTOR FITZGERALD (0.02%)

SECURITY DESCRIPTION                                                           VALUE(a)
----------------------------------------------------------------------------------------
Fannie Mae Pool                                                              $16,923,055
Fannie Mae Principal Strip                                                        43,815
Fannie Mae REMICS                                                                 99,129
Federal Farm Credit Bank                                                          50,726
Federal Home Loan Banks                                                          104,503
Federal Home Loan Mtge Corp                                                       28,948
Federal Natl Mtge Assn                                                           329,299
Freddie Mac Gold Pool                                                            583,755
Freddie Mac Non Gold Pool                                                      5,048,554
Freddie Mac REMICS                                                               375,492
Ginnie Mae I Pool                                                                783,840
Ginnie Mae II Pool                                                               241,059
United States Treasury Inflation Indexed Bonds                                    78,559
United States Treasury Strip Coupon                                              809,266
----------------------------------------------------------------------------------------
Total market value for collateralized securities                             $25,500,000
----------------------------------------------------------------------------------------


MORGAN STANLEY (0.26%)

SECURITY DESCRIPTION                                                           VALUE(a)
----------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust                                           $5,394,584
Citigroup/Deutsche Bank Commercial Mortgage Trust                                280,695
Fannie Mae REMICS                                                                490,818
Granite Master Issuer PLC                                                        459,397
Nomura Asset Acceptance Corp                                                       4,224
Paragon Mortgages PLC                                                            207,937
Wachovia Bank Commercial Mortgage Trust                                        3,649,512
----------------------------------------------------------------------------------------
Total market value for collateralized securities                             $10,487,167
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  135

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Small Cap Value Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



RBS SECURITIES (0.36%)

SECURITY DESCRIPTION                                                           VALUE(a)
----------------------------------------------------------------------------------------
280 Funding Corp                                                              $1,749,959
Banc of America Commercial Mortgage Inc                                           22,423
Banc of America Mortgage Securities Inc                                           22,649
Bear Stearns Adjustable Rate Mortgage Trust                                      196,068
Bella Vista Mortgage Trust                                                         3,570
Citigroup Commercial Mortgage Trust                                              303,211
Commercial Mortgage Pass Through Certificates                                      9,657
Countrywide Home Loan Mortgage Pass Through Trust                                 16,805
Credit Suisse First Boston Mortgage Securities Corp                               30,709
Credit Suisse Mortgage Capital Certificates                                      340,425
First Horizon Alternative Mortgage Securities                                      2,977
Greenwich Capital Commercial Funding Corp                                      1,057,707
GS Mortgage Securities Corp II                                                   449,158
Hampden CBO Ltd                                                                  176,938
Harborview Mortgage Loan Trust                                                     4,076
JP Morgan Chase Commercial Mortgage Securities Corp                               17,810
JP Morgan Mortgage Trust                                                           4,418
LB-UBS Commercial Mortgage Trust                                                   9,966
Mellon Residential Funding Corp                                                    7,350
MLCC Mortgage Investors Inc                                                          308
Morgan Stanley Capital I                                                           4,867
MortgageIT Trust                                                                   5,211
Sequoia Mortgage Trust                                                             6,758
Structured Adjustable Rate Mortgage Loan Trust                                    15,875
Structured Asset Securities Corp                                                 253,940
Thornburg Mortgage Securities Trust                                                1,993
Wachovia Bank Commercial Mortgage Trust                                          302,709
WaMu Mortgage Pass Through Certificates                                          232,469
----------------------------------------------------------------------------------------
Total market value for collateralized securities                              $5,250,006
----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
136  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                   FAIR VALUE AT DEC. 31, 2009
                                               ------------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)                              $1,197,795,954              $--         $--        $1,197,795,954
-----------------------------------------------------------------------------------------------------------------
Total Equity Securities                          1,197,795,954               --          --         1,197,795,954
-----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                  134,740,175               --          --           134,740,175
  Investments of Cash Collateral Received
    for Securities on Loan(c)                       16,362,446      350,428,594          --           366,791,040
-----------------------------------------------------------------------------------------------------------------
Total Other                                        151,102,621      350,428,594          --           501,531,215
-----------------------------------------------------------------------------------------------------------------
Total                                           $1,348,898,575     $350,428,594         $--        $1,699,327,169
-----------------------------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.
(c) Level 1 investments are comprised of the Unaffiliated Money Market Fund; Level 2 investments are comprised of all other short-term investments.



--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  137

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Small Cap Value Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
138  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Balanced Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (65.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.6%)
Honeywell Intl                                         180,830             $7,088,536
United Technologies                                    139,214              9,662,844
                                                                      ---------------
Total                                                                      16,751,380
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.7%)
United Parcel Service Cl B                             116,707(m)           6,695,481
-------------------------------------------------------------------------------------

AIRLINES (0.9%)
AMR                                                    178,092(b)           1,376,651
Continental Airlines Cl B                              118,640(b,m)         2,126,029
Delta Air Lines                                        253,166(b,m)         2,881,030
UAL                                                    118,839(b,m)         1,534,211
US Airways Group                                       272,700(b,m)         1,319,868
                                                                      ---------------
Total                                                                       9,237,789
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                              95,446(b,m)           954,460
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Gilead Sciences                                         79,034(b)           3,420,592
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.8%)
Artio Global Investors                                  35,047(b,m)           893,348
Bank of New York Mellon                                 58,815(m)           1,645,056
Goldman Sachs Group                                     60,723             10,252,471
Morgan Stanley                                         180,125              5,331,700
                                                                      ---------------
Total                                                                      18,122,575
-------------------------------------------------------------------------------------

CHEMICALS (3.0%)
Air Products & Chemicals                               101,821              8,253,610
Dow Chemical                                           196,628(m)           5,432,832
EI du Pont de Nemours & Co                             407,333(m)          13,714,902
Praxair                                                 42,050              3,377,036
                                                                      ---------------
Total                                                                      30,778,380
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
US Bancorp                                              72,224(m)           1,625,762
Wells Fargo & Co                                       146,080              3,942,699
                                                                      ---------------
Total                                                                       5,568,461
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Waste Management                                       155,249              5,248,969
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.7%)
Cisco Systems                                          312,829(b)           7,489,126
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.4%)
Hewlett-Packard                                        501,249             25,819,336
IBM                                                     63,290              8,284,661
                                                                      ---------------
Total                                                                      34,103,997
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Insituform Technologies Cl A                            53,676(b,m)         1,219,519
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
SLM                                                     98,585(b,m)         1,111,053
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.1%)
Bank of America                                      1,313,047(m)          19,774,488
JPMorgan Chase & Co                                    288,391             12,017,253
                                                                      ---------------
Total                                                                      31,791,741
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
AT&T                                                   407,569(m)          11,424,159
Deutsche Telekom                                       134,521(c)           1,980,084
FairPoint Communications                                 4,846                    161
Verizon Communications                                 329,985             10,932,403
                                                                      ---------------
Total                                                                      24,336,807
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.9%)
ABB ADR                                                294,714(b,c)         5,629,037
Emerson Electric                                        85,920(m)           3,660,192
                                                                      ---------------
Total                                                                       9,289,229
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
Tyco Electronics                                        50,772(c)           1,246,453
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.3%)
Baker Hughes                                           124,894(m)           5,055,709
Halliburton                                            214,879(m)           6,465,709
Schlumberger                                            82,732              5,385,026
Transocean                                             176,894(b,c,m)      14,646,824
Weatherford Intl                                       134,307(b,c)         2,405,438
                                                                      ---------------
Total                                                                      33,958,706
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.1%)
CVS Caremark                                           133,026              4,284,767
Wal-Mart Stores                                        310,287             16,584,841
                                                                      ---------------
Total                                                                      20,869,608
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Baxter Intl                                             65,766              3,859,149
Covidien                                                87,131(c)           4,172,704
Medtronic                                              172,134              7,570,453
                                                                      ---------------
Total                                                                      15,602,306
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.3%)
Cardinal Health                                         51,874(m)           1,672,418
UnitedHealth Group                                      57,841              1,762,993
                                                                      ---------------
Total                                                                       3,435,411
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Carnival Unit                                          203,887(b)           6,461,179
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
KB Home                                                 75,788(m)           1,036,780
Pulte Homes                                            207,686(m)           2,076,860
                                                                      ---------------
Total                                                                       3,113,640
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.6%)
Tyco Intl                                              184,030(c)           6,566,190
-------------------------------------------------------------------------------------

INSURANCE (4.8%)
ACE                                                    175,999(b,c)         8,870,350
Chubb                                                   42,583(m)           2,094,232
Everest Re Group                                       102,458(c)           8,778,601
Lincoln Natl                                            37,750                939,220
Loews                                                   28,686              1,042,736
Marsh & McLennan Companies                              62,205              1,373,486
Travelers Companies                                    117,575              5,862,290
XL Capital Cl A                                      1,050,995(c,m)        19,264,737
                                                                      ---------------
Total                                                                      48,225,652
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (--%)
AOL                                                      4,039(b,m)            94,017
-------------------------------------------------------------------------------------

IT SERVICES (0.7%)
Accenture Cl A                                         160,859(c)           6,675,649
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.5%)
Thermo Fisher Scientific                               115,351(b)           5,501,089
-------------------------------------------------------------------------------------

MACHINERY (3.9%)
Caterpillar                                            200,599(m)          11,432,137
Deere & Co                                              29,376(m)           1,588,948
Eaton                                                   97,702              6,215,801
Illinois Tool Works                                    250,641             12,028,262
Ingersoll-Rand                                         102,107(c)           3,649,304
Parker Hannifin                                         79,947              4,307,544
                                                                      ---------------
Total                                                                      39,221,996
-------------------------------------------------------------------------------------

MEDIA (0.4%)
Comcast Cl A                                           134,249              2,263,438
Time Warner                                             44,433(m)           1,294,778
                                                                      ---------------
Total                                                                       3,558,216
-------------------------------------------------------------------------------------

METALS & MINING (2.0%)
Alcoa                                                  334,685(m)           5,395,122
Freeport-McMoRan Copper & Gold                          65,779(b,m)         5,281,396
Nucor                                                  148,585(m)           6,931,490
Rio Tinto ADR                                            4,772(c)           1,027,841
Vale ADR                                                32,754(c)             950,849
Xstrata                                                 57,804(b,c)         1,031,305
                                                                      ---------------
Total                                                                      20,618,003
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.5%)
Kohl's                                                  67,774(b)           3,655,052
Macy's                                                 247,639(m)           4,150,430
Target                                                 153,052(m)           7,403,125
                                                                      ---------------
Total                                                                      15,208,607
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.6%)
Dominion Resources                                     166,886(m)           6,495,203
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  139

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

OIL, GAS & CONSUMABLE FUELS (8.3%)
Anadarko Petroleum                                     142,250(m)          $8,879,245
Apache                                                  65,561              6,763,928
BP ADR                                                 218,015(c,m)        12,638,330
Chevron                                                248,207             19,109,456
ConocoPhillips                                         281,930             14,398,164
Devon Energy                                            57,650              4,237,275
EnCana                                                  52,751(c)           1,708,605
Exxon Mobil                                             94,429              6,439,114
Petroleo Brasileiro ADR                                110,806(c,m)         5,283,230
Ultra Petroleum                                         42,820(b)           2,135,005
Valero Energy                                           66,430              1,112,703
                                                                      ---------------
Total                                                                      82,705,055
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
Weyerhaeuser                                           150,084(m)           6,474,624
-------------------------------------------------------------------------------------

PHARMACEUTICALS (3.9%)
Bristol-Myers Squibb                                   419,582(m)          10,594,445
Johnson & Johnson                                      116,521              7,505,118
Merck & Co                                             369,455(m)          13,499,885
Pfizer                                                 421,558(m)           7,668,140
                                                                      ---------------
Total                                                                      39,267,588
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Pebblebrook Hotel Trust                                 76,378(b)           1,681,080
-------------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
CSX                                                     39,014              1,891,789
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Intel                                                  833,865             17,010,846
Microchip Technology                                    51,748(m)           1,503,797
Taiwan Semiconductor Mfg ADR                           428,553(c,m)         4,902,646
Xilinx                                                  64,630(m)           1,619,628
                                                                      ---------------
Total                                                                      25,036,917
-------------------------------------------------------------------------------------

SOFTWARE (2.4%)
Microsoft                                              310,540              9,468,364
Oracle                                                 383,792              9,418,256
Symantec                                               322,346(b)           5,766,770
                                                                      ---------------
Total                                                                      24,653,390
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.3%)
Best Buy                                                55,437(m)           2,187,544
Home Depot                                             210,824              6,099,138
Staples                                                184,437(m)           4,535,306
                                                                      ---------------
Total                                                                      12,821,988
-------------------------------------------------------------------------------------

TOBACCO (2.8%)
Lorillard                                              292,413             23,460,295
Philip Morris Intl                                      98,385              4,741,173
                                                                      ---------------
Total                                                                      28,201,468
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $529,730,807)                                                     $665,705,383
-------------------------------------------------------------------------------------



PREFERRED STOCKS & OTHER (0.5%)
ISSUER                                                 SHARES                VALUE(a)
BANKING (0.5%)
Bank of America
 Cv                                                    314,701(b)          $4,695,339
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (--%)
Krispy Kreme Doughnuts
 Warrants                                                1,315(b,l)                79
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $4,720,515)                                                         $4,695,418
-------------------------------------------------------------------------------------





BONDS (37.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 03-01-18                             5.75%              $245,000            $247,726
 06-15-35                             6.63                384,000             365,626
Petroleos de Venezuela
 04-12-17                             5.25                663,000             364,650
                                                                      ---------------
Total                                                                         978,002
-------------------------------------------------------------------------------------

SOVEREIGN (0.4%)(c)
Republic of Argentina
 Sr Unsecured
 09-12-13                             7.00                585,000             531,765
 12-15-35                             0.00                631,000(h)           40,573
Republic of Colombia
 01-27-17                             7.38                305,000             343,506
Republic of El Salvador
 06-15-35                             7.65                119,000(d)          117,215
Republic of Indonesia
 Sr Unsecured
 01-17-18                             6.88                288,000(d)          316,800
 10-12-35                             8.50                235,000(d)          281,413
Republic of Philippines
 01-14-31                             7.75                329,000             370,948
Republic of Turkey
 09-26-16                             7.00                100,000             110,500
 04-03-18                             6.75                309,000             334,106
 03-17-36                             6.88                527,000             536,222
Republic of Uruguay
 05-17-17                             9.25                146,000             179,945
Republic of Venezuela
 02-26-16                             5.75                154,000             100,100
Republic of Venezuela
 Sr Unsecured
 10-08-14                             8.50                154,000             121,275
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                             7.63                143,000             154,798
Russian Federation
 03-31-30                             7.50                293,280(d)         $330,673
                                                                      ---------------
Total                                                                       3,869,839
-------------------------------------------------------------------------------------

TREASURY (0.3%)(c)
Govt of Indonesia
 (Indonesian Rupiah) Series FR43
 07-15-22                            10.25          3,307,000,000             347,692
Mexican Fixed Rate Bonds
 (Mexican Peso) Series M-10
 12-17-15                             8.00             35,960,000           2,801,734
                                                                      ---------------
Total                                                                       3,149,426
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (7.2%)
Federal Home Loan Banks
 12-28-11                             1.00              1,000,000             996,025
 12-30-11                             1.25              2,800,000           2,779,398
Federal Home Loan Mtge Corp
 02-24-12                             1.50              4,580,000           4,564,204
 08-17-12                             2.25              4,720,000           4,728,638
 04-18-16                             5.25              4,000,000           4,400,144
Federal Natl Mtge Assn
 11-10-11                             1.30              4,580,000           4,580,120
 08-17-12                             2.24              2,110,000           2,114,056
 01-02-14                             5.13                366,000             388,557
 11-20-14                             2.63              2,500,000           2,475,008
U.S. Treasury
 11-15-12                             1.38              3,595,000           3,569,159
 05-31-13                             3.50                475,000             500,568
 02-15-14                             4.00              1,780,000           1,903,349
 11-30-14                             2.13              9,230,000           9,011,525
 12-31-14                             2.63              5,640,000           5,624,137
 08-15-15                             4.25              2,210,000           2,365,390
 04-30-16                             2.63                400,000             387,594
 11-15-19                             3.38              7,771,000           7,480,801
 08-15-39                             4.50              1,300,000           1,270,547
 11-15-39                             4.38                595,000             569,527
U.S. Treasury Inflation-Indexed Bond(p)
 04-15-10                             0.88                798,749             801,460
 04-15-14                             1.25              1,552,589           1,604,672
 01-15-15                             1.63              2,830,275           2,943,564
 01-15-16                             2.00              1,513,905           1,598,766
 07-15-16                             2.50              3,010,528           3,278,509
 07-15-17                             2.63              1,564,515           1,720,650
 01-15-29                             2.50              1,560,618           1,673,934
                                                                      ---------------
Total                                                                      73,330,302
-------------------------------------------------------------------------------------

ASSET-BACKED (2.5%)
American Express Credit Account Master Trust
 Series 2005-4 Cl A
 01-15-15                             0.30                550,000(i)          542,837
American Express Credit Account Master Trust
 Series 2006-3 Cl A
 03-17-14                             0.25                500,000(i)          495,550
AmeriCredit Automobile Receivables Trust
 Series 2007-CM Cl A3B (NPFGC)
 05-07-12                             0.26                418,535(i,k)        417,067
Bank of America Credit Card Trust
 Series 2008-A1 Cl A1
 04-15-13                             0.81                900,000(i)          897,955


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
140  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
Bank of America Credit Card Trust
 Series 2008-A5 Cl A5
 12-16-13                             1.43%               800,000(i)         $803,685
BMW Vehicle Lease Trust
 Series 2009-1 Cl A2
 04-15-11                             2.04              1,000,000           1,005,409
Capital Auto Receivables Asset Trust
 Series 2007-SN2 Cl A4
 05-16-11                             1.26                450,000(d,i)        450,898
CarMax Auto Owner Trust
 Series 2009-1 Cl A4
 12-16-13                             5.81                500,000             532,633
CIT Equipment Collateral
 Series 2009-VT1 Cl A2
 06-15-11                             2.20              1,050,000(d)        1,052,939
CitiFinancial Auto Issuance Trust
 Series 2009-1 Cl A2
 11-15-12                             1.83              3,375,000(d)        3,374,962
Countrywide Asset-Backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                             4.92              1,302,155             867,933
Countrywide Asset-Backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                             0.49                355,821(i)          201,683
CPS Auto Trust
 Series 2007-A Cl A3 (NPFGC)
 09-15-11                             5.04                244,383(d,k)        245,913
DT Auto Owner Trust
 Series 2009-1 Cl A1
 10-15-15                             2.98              1,715,000(d)        1,715,705
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                             5.78              2,375,000(d,k)      2,289,856
Hertz Vehicle Financing LLC
 Series 2005-2A Cl A6 (AMBAC)
 11-25-11                             5.08                800,000(d,k)        813,926
Hertz Vehicle Financing LLC
 Series 2009-2A Cl A1
 03-25-14                             4.26                900,000(d)          899,235
Merrill Lynch First Franklin Mtge Loan Trust
 Series 2007-2 Cl A2A
 05-25-37                             0.34                883,773(i)          848,201
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                            31.11              2,325,000(n)          168,563
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                             5.88              3,400,000(n)          408,273
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                             5.57                652,491             628,928
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                             6.31                340,000(o)           17,389
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                             6.66                225,000(o)            9,092
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                             7.01                325,000(o)            9,966
Santander Drive Auto Receivables Trust
 Series 2007-1 Cl A4 (FGIC)
 09-15-14                             0.28                782,218(i,k)        765,772
Target Credit Card Master Trust
 Series 2005-1 Cl A
 10-27-14                             0.29              5,000,000(i)        4,934,754
Volkswagen Auto Lease Trust
 Series 2009-A Cl A3
 04-16-12                             3.41                525,000             538,268
                                                                      ---------------
Total                                                                      24,937,392
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (2.5%)(f)
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                             4.00              1,134,460           1,144,557
Bear Stearns Commercial Mtge Securities
 Series 2007-PW18 Cl A1
 08-11-12                             5.04                267,739             274,475
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                             5.68              3,025,000           3,133,307
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                             5.43                650,000             603,611
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                             5.23                775,000             793,069
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                             0.54                600,000(d,i)        456,825
Credit Suisse First Boston Mtge Securities
 Series 2004-C1 Cl A4
 01-15-37                             4.75                705,000             696,125
Credit Suisse First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                             3.82                178,093             175,823
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
 08-25-12                             4.72                230,145             240,676
GE Capital Commercial Mtge
 Series 2001-3 Cl A2
 06-10-38                             6.07                600,000             628,433
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                             5.25                573,616(d)          580,960
Greenwich Capital Commercial Funding
 Series 2003-C1 Cl A3
 07-05-35                             3.86                525,000             530,696
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                             4.88                775,000             784,635
GS Mtge Securities II
 Series 2004-GG2 Cl A3
 08-10-38                             4.60                371,226             370,944
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             1.08              1,700,000(d,i)      1,396,054
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                             5.81              1,050,000             125,221
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                             4.13                766,024             767,829
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                             3.97                358,191             362,977
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                             4.18                591,318             590,711
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                             5.49                275,000             274,827
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                             5.79              1,150,000           1,003,183
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                             6.20                925,000(d)          177,726
JPMorgan Chase Commercial Mtge Securities
 Series 2009-IWST Cl A2
 12-05-27                             5.63                700,000(d)          691,681
JPMorgan Chase Commercial Mtge Securities
 Series 2009-IWST Cl A1
 12-05-27                             4.31                450,000(d)          443,264
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                             3.97              1,250,000           1,217,578
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
 09-15-30                             4.93                400,000             403,994
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                             5.86              1,075,000           1,087,400
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
 07-15-40                             5.86                275,000             238,415
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                             4.71                298,767             300,282


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  141

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                             4.59%             1,850,000          $1,829,149
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                             5.80                850,000             877,690
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                             5.09              1,250,000           1,275,937
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                             5.58                650,000             635,940
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                             5.73              1,250,000           1,225,022
                                                                      ---------------
Total                                                                      25,339,016
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (13.2%)(f)
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                             5.10              1,575,000(d,i)      1,328,919
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                             6.50              1,713,544           1,406,712
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                            25.86              1,004,293(n)          120,674
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                             4.75                588,654             585,710
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00              1,247,947(d)        1,073,492
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                             5.30              1,213,659(i)          637,433
Federal Home Loan Mtge Corp
 01-01-40                             5.00              6,250,000(g)        6,408,200
 01-01-40                             5.50              2,500,000(g)        2,618,750
 01-01-40                             6.00             10,500,000(g)       11,133,275
Federal Home Loan Mtge Corp #C53878
 12-01-30                             5.50              1,622,908           1,709,928
Federal Home Loan Mtge Corp #C65869
 04-01-32                             6.00                761,814             827,828
Federal Home Loan Mtge Corp #C66871
 05-01-32                             6.50              2,006,813           2,188,807
Federal Home Loan Mtge Corp #C71514
 07-01-32                             6.50                119,777             129,359
Federal Home Loan Mtge Corp #C90598
 10-01-22                             6.50                220,169             239,330
Federal Home Loan Mtge Corp #C90767
 12-01-23                             6.00              1,452,324           1,562,708
Federal Home Loan Mtge Corp #D32310
 11-01-22                             8.00                  5,614               6,217
Federal Home Loan Mtge Corp #D55755
 08-01-24                             8.00                 44,001              50,467
Federal Home Loan Mtge Corp #D96300
 10-01-23                             5.50                252,651             267,542
Federal Home Loan Mtge Corp #E01127
 02-01-17                             6.50                148,755             160,582
Federal Home Loan Mtge Corp #E01419
 05-01-18                             5.50                773,813             824,245
Federal Home Loan Mtge Corp #E81009
 07-01-15                             7.50                 88,917              96,854
Federal Home Loan Mtge Corp #E98725
 08-01-18                             5.00              1,972,949           2,079,888
Federal Home Loan Mtge Corp #E99684
 10-01-18                             5.00              1,053,302           1,114,426
Federal Home Loan Mtge Corp #G01410
 04-01-32                             7.00                346,789             381,605
Federal Home Loan Mtge Corp #G01864
 01-01-34                             5.00              1,581,898           1,628,695
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                            46.56                669,533(n)           23,088
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                            24.79                919,223(n)           73,443
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3550 Cl GS
 07-15-39                            22.65              5,575,006(n)          620,063
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                             5.50                644,269             657,464
Federal Natl Mtge Assn
 01-01-25                             4.50              5,450,000(g)        5,604,987
 01-01-25                             5.00              6,860,000(g)        7,168,700
 01-01-40                             4.50              4,000,000(g)        3,992,500
 01-01-40                             5.00              3,000,000(g)        3,078,282
 01-01-40                             5.50              7,000,000(g)        7,327,033
 01-01-40                             6.00              7,750,000(g)        8,207,731
 01-01-40                             6.50              5,500,000(g)        5,890,159
 01-01-40                             7.00              3,500,000(g)        3,835,234
Federal Natl Mtge Assn #190899
 04-01-23                             8.50                 85,563              93,908
Federal Natl Mtge Assn #190944
 05-01-24                             6.00                497,059             529,637
Federal Natl Mtge Assn #190988
 06-01-24                             9.00                 56,437              61,848
Federal Natl Mtge Assn #250322
 08-01-25                             7.50                  9,944              11,200
Federal Natl Mtge Assn #250384
 11-01-25                             7.50                129,903             146,314
Federal Natl Mtge Assn #250495
 03-01-26                             7.00                142,472             158,360
Federal Natl Mtge Assn #254494
 08-01-22                             7.00                166,732             184,576
Federal Natl Mtge Assn #254675
 01-01-23                             6.50                219,651             238,786
Federal Natl Mtge Assn #254708
 02-01-23                             7.00                 52,020              57,587
Federal Natl Mtge Assn #304279
 02-01-25                             8.50                101,688             117,030
Federal Natl Mtge Assn #309341
 05-01-25                             8.50                 25,078              28,862
Federal Natl Mtge Assn #313049
 08-01-11                             8.50                  7,397               7,521
Federal Natl Mtge Assn #323606
 03-01-29                             6.50                 33,334              36,126
Federal Natl Mtge Assn #433310
 08-01-28                             6.50                157,461             170,648
Federal Natl Mtge Assn #440730
 12-01-28                             6.00                122,688             132,903
Federal Natl Mtge Assn #505122
 07-01-29                             7.00                671,859             744,238
Federal Natl Mtge Assn #50553
 04-01-22                             8.00                 58,856              67,257
Federal Natl Mtge Assn #510587
 08-01-29                             7.00                121,816             134,939
Federal Natl Mtge Assn #540041
 02-01-29                             7.00                504,743             561,030
Federal Natl Mtge Assn #545489
 03-01-32                             6.50                119,065             128,739
Federal Natl Mtge Assn #545684
 05-01-32                             7.50                 98,685             111,357
Federal Natl Mtge Assn #545885
 08-01-32                             6.50                191,556             209,036
Federal Natl Mtge Assn #555376
 04-01-18                             4.50                519,623             541,603
Federal Natl Mtge Assn #555734
 07-01-23                             5.00              1,136,501           1,180,700
Federal Natl Mtge Assn #615135
 11-01-16                             6.00                 85,924              92,084
Federal Natl Mtge Assn #642346
 05-01-32                             7.00                499,448             551,200
Federal Natl Mtge Assn #643381
 06-01-17                             6.00                 64,975              69,633
Federal Natl Mtge Assn #645277
 05-01-32                             7.00                 73,618              81,247
Federal Natl Mtge Assn #645569
 06-01-32                             7.00                385,702             425,669
Federal Natl Mtge Assn #646446
 06-01-17                             6.50                111,803             121,374


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
142  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #650105
 08-01-17                             6.50%               444,596(r)         $482,656
Federal Natl Mtge Assn #662197
 09-01-32                             6.50                215,736             233,130
Federal Natl Mtge Assn #670387
 08-01-32                             7.00                166,687             184,466
Federal Natl Mtge Assn #670711
 10-01-32                             7.00                101,137             111,617
Federal Natl Mtge Assn #673179
 02-01-18                             6.00                190,256             203,895
Federal Natl Mtge Assn #676511
 12-01-32                             7.00                 73,602              81,229
Federal Natl Mtge Assn #678397
 12-01-32                             7.00                654,113(r)          721,892
Federal Natl Mtge Assn #687887
 03-01-33                             5.50              1,204,631           1,280,934
Federal Natl Mtge Assn #689093
 07-01-28                             5.50                513,417             543,072
Federal Natl Mtge Assn #694546
 03-01-33                             5.50                410,538(r)          431,492
Federal Natl Mtge Assn #703726
 02-01-33                             5.00              1,479,590           1,534,689
Federal Natl Mtge Assn #725284
 11-01-18                             7.00                 59,870              63,310
Federal Natl Mtge Assn #725431
 08-01-15                             5.50                 48,563              51,771
Federal Natl Mtge Assn #726940
 08-01-23                             5.50                210,238             222,823
Federal Natl Mtge Assn #747642
 11-01-28                             5.50                251,978             266,532
Federal Natl Mtge Assn #753074
 12-01-28                             5.50              1,222,491           1,293,102
Federal Natl Mtge Assn #755598
 11-01-28                             5.00                425,588             441,437
Federal Natl Mtge Assn #761031
 01-01-34                             5.00                295,538             306,249
Federal Natl Mtge Assn #768117
 08-01-34                             5.48                490,649(i)          518,312
Federal Natl Mtge Assn #961840
 03-01-38                             5.50              3,597,837           3,770,234
Federal Natl Mtge Assn #AC3035
 10-01-39                             5.00              1,787,305           1,835,990
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                             0.00              2,480,851(n)          485,998
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                             5.34              1,071,673(n)          147,827
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                            20.00                426,778(n)           38,664
Govt Natl Mtge Assn
 01-01-40                             4.50              6,000,000(g)        6,003,750
 01-01-40                             5.50              9,000,000(g)        9,427,499
 01-01-40                             6.00              3,550,000(g)        3,750,795
Govt Natl Mtge Assn #604708
 10-15-33                             5.50              1,201,960           1,268,310
Govt Natl Mtge Assn #619592
 09-15-33                             5.00              1,392,716           1,443,152
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                            42.42                 28,014(n)              606
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                             0.00             16,044,797(b,j,n)           --
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                             6.00              1,191,128           1,101,814
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                             5.00              2,330,214           2,213,632
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                             5.00              1,201,528           1,141,310
                                                                      ---------------
Total                                                                     133,657,931
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
L-3 Communications
 07-15-13                             6.13                210,000             212,100
L-3 Communications
 Series B
 10-15-15                             6.38                345,000             346,294
TransDigm
 07-15-14                             7.75                135,000(d)          136,856
                                                                      ---------------
Total                                                                         695,250
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.2%)
Ford Motor
 Sr Unsecured Cv
 11-15-16                             4.25              1,871,000           2,353,250
-------------------------------------------------------------------------------------

BANKING (0.3%)
Bank of America
 Sr Unsecured
 05-01-18                             5.65                720,000             732,698
Citigroup
 Sr Unsecured
 05-15-18                             6.13              1,580,000           1,588,544
Morgan Stanley
 Sr Unsecured
 04-01-18                             6.63                635,000             686,542
 09-23-19                             5.63                410,000             413,076
                                                                      ---------------
Total                                                                       3,420,860
-------------------------------------------------------------------------------------

BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                             6.88              1,250,000(b,o)        259,375
-------------------------------------------------------------------------------------

CHEMICALS (0.3%)
Airgas
 10-01-18                             7.13                325,000(d)          338,813
Ashland
 06-01-17                             9.13                130,000(d)          142,675
Chemtura
 06-01-16                             6.88                293,000(b)          310,580
Dow Chemical
 Sr Unsecured
 05-15-19                             8.55              1,410,000           1,682,334
INVISTA
 Sr Unsecured
 05-01-12                             9.25                162,000(d)          164,430
Nalco
 Sr Nts
 05-15-17                             8.25                391,000(d)          414,460
                                                                      ---------------
Total                                                                       3,053,292
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (--%)
Jarden
 05-01-16                             8.00                225,000             232,312
Visant Holding
 Sr Disc Nts
 12-01-13                            10.25                175,000             180,688
                                                                      ---------------
Total                                                                         413,000
-------------------------------------------------------------------------------------

ELECTRIC (2.5%)
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                             7.00                700,000             799,297
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                             8.88              2,375,000           2,932,174
Consumers Energy
 1st Mtge
 02-15-17                             5.15                205,000             212,477
 09-15-18                             5.65                870,000             909,836
 04-15-20                             5.65                265,000             276,672
Detroit Edison
 Sr Secured
 10-01-13                             6.40                780,000             861,602


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  143

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
DTE Energy
 Sr Unsecured
 05-15-14                             7.63%             1,430,000          $1,596,389
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                             7.38                280,000             282,913
Edison Mission Energy
 Sr Unsecured
 06-15-13                             7.50                255,000             239,700
Exelon
 Sr Unsecured
 06-15-10                             4.45              1,890,000           1,921,223
FirstEnergy
 Sr Unsecured Series B
 11-15-11                             6.45                 39,000              42,241
Indiana Michigan Power
 Sr Unsecured
 03-15-19                             7.00                485,000             541,229
 03-15-37                             6.05                490,000             487,294
KCP&L Greater Missouri Operations
 Sr Unsecured
 07-01-12                            11.88                205,000             237,382
Majapahit Holding
 10-17-16                             7.75                100,000(c,d)        105,880
Metropolitan Edison
 Sr Unsecured
 03-15-13                             4.95                 90,000              93,647
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                             8.56                 54,262              54,805
Nevada Power
 08-01-18                             6.50                850,000             911,445
Nevada Power
 Series L
 01-15-15                             5.88                405,000             434,625
Nevada Power
 Series M
 03-15-16                             5.95                855,000             905,980
NiSource Finance
 03-01-13                             6.15              1,800,000           1,916,561
 09-15-17                             5.25                405,000             398,348
 01-15-19                             6.80                720,000             770,002
 09-15-20                             5.45                580,000             562,427
NRG Energy
 02-01-16                             7.38                825,000             826,031
Ohio Edison
 Sr Unsecured
 05-01-15                             5.45                170,000             179,255
Oncor Electric Delivery LLC
 Sr Secured
 05-01-12                             6.38                205,000             221,409
PacifiCorp
 1st Mtge
 09-15-13                             5.45              1,475,000           1,606,092
Portland General Electric
 03-15-10                             7.88                765,000             774,276
PPL Electric Utilities
 1st Mtge
 11-30-13                             7.13                970,000           1,109,889
Progress Energy
 Sr Unsecured
 12-01-39                             6.00                190,000             189,055
Sierra Pacific Power
 Series M
 05-15-16                             6.00              1,865,000           1,976,518
Tampa Electric
 Sr Unsecured
 05-15-18                             6.10                530,000             564,068
Toledo Edison
 1st Mtge
 05-01-20                             7.25                165,000             188,287
TransAlta
 Sr Unsecured
 01-15-15                             4.75                605,000(c)          610,708
                                                                      ---------------
Total                                                                      25,739,737
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
Regal Cinemas
 07-15-19                             8.63                125,000             130,000
Speedway Motorsports
 06-01-16                             8.75                315,000             331,538
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                             9.30                933,032(l)          962,235
                                                                      ---------------
Total                                                                       1,423,773
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.0%)
Anheuser-Busch InBev Worldwide
 01-15-14                             7.20              1,425,000(d)        1,616,179
ConAgra Foods
 Sr Unsecured
 09-15-11                             6.75                 81,000              87,454
Del Monte
 Sr Sub Nts
 10-15-19                             7.50                250,000(d)          257,500
HJ Heinz Finance
 08-01-39                             7.13                935,000(d)        1,057,053
Kraft Foods
 Sr Unsecured
 02-11-13                             6.00                 90,000              96,517
 08-11-17                             6.50              1,370,000           1,486,519
 02-01-18                             6.13              1,840,000           1,934,837
Molson Coors Capital Finance
 09-22-10                             4.85                910,000(c)          937,507
SABMiller
 Sr Unsecured
 01-15-14                             5.70              2,195,000(c,d)      2,371,386
                                                                      ---------------
Total                                                                       9,844,952
-------------------------------------------------------------------------------------

GAMING (0.1%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                             7.13                163,000             141,810
MGM MIRAGE
 Sr Secured
 11-15-17                            11.13                210,000(d)          233,100
MGM MIRAGE
 Sr Unsecured
 03-01-18                            11.38                320,000(d)          286,400
                                                                      ---------------
Total                                                                         661,310
-------------------------------------------------------------------------------------

GAS PIPELINES (1.4%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                             7.75              1,760,000           1,861,372
CenterPoint Energy Resources
 Sr Unsecured Series B
 04-01-13                             7.88                680,000             765,934
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80              3,964,000           4,376,515
El Paso
 Sr Unsecured
 12-12-13                            12.00                195,000             228,150
Northwest Pipeline
 Sr Unsecured
 06-15-16                             7.00                180,000             202,678
 04-15-17                             5.95              1,305,000           1,393,412
Southern Natural Gas
 Sr Unsecured
 04-01-17                             5.90              1,915,000(d)        1,966,583
Southern Star Central
 Sr Nts
 03-01-16                             6.75                380,000             366,700
Transcontinental Gas Pipe Line LLC
 Sr Unsecured
 04-15-16                             6.40              1,627,000           1,774,831
Transcontinental Gas Pipe Line LLC
 Sr Unsecured Series B
 08-15-11                             7.00                535,000             575,371
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                             7.25                377,000             380,842
                                                                      ---------------
Total                                                                      13,892,388
-------------------------------------------------------------------------------------

HEALTH CARE (0.2%)
Cardinal Health
 Sr Unsecured
 06-15-12                             5.65                740,000             788,933
DaVita
 03-15-13                             6.63                555,000             556,388
HCA
 Sr Secured
 02-15-17                             9.88                295,000(d)          321,550
Omnicare
 12-15-13                             6.75                345,000             338,100
Select Medical
 02-01-15                             7.63                345,000             334,650
                                                                      ---------------
Total                                                                       2,339,621
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
144  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

HOME CONSTRUCTION (--%)
K Hovnanian Enterprises
 Sr Secured
 10-15-16                            10.63%               315,000(d)         $329,175
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.8%)
Anadarko Petroleum
 Sr Unsecured
 09-15-16                             5.95                390,000             421,862
Canadian Natural Resources
 Sr Unsecured
 05-15-17                             5.70                555,000(c)          592,960
Chesapeake Energy
 06-15-15                             6.38                 75,000              73,500
 01-15-16                             6.63                260,000             257,400
Denbury Resources
 03-01-16                             9.75                220,000             234,850
EnCana
 Sr Unsecured
 11-01-11                             6.30              2,290,000(c)        2,462,990
Forest Oil
 Sr Nts
 02-15-14                             8.50                325,000(d)          339,625
Nexen
 Sr Unsecured
 11-20-13                             5.05              1,270,000(c)        1,339,057
 05-15-37                             6.40                320,000(c)          322,405
Petrohawk Energy
 08-01-14                            10.50                150,000             164,063
Quicksilver Resources
 08-01-15                             8.25                274,000             280,850
Range Resources
 05-15-16                             7.50                135,000             138,713
 05-15-19                             8.00                580,000             620,600
SandRidge Energy
 06-01-18                             8.00                155,000(d)          152,288
Woodside Finance
 11-10-14                             4.50                825,000(c,d)        830,862
                                                                      ---------------
Total                                                                       8,232,025
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.1%)
Petro-Canada
 Sr Unsecured
 07-15-13                             4.00                120,000(c)          123,891
Suncor Energy
 Sr Unsecured
 06-01-18                             6.10                480,000(c)          515,055
TNK-BP Finance
 03-13-18                             7.88                200,000(c,d)        205,500
                                                                      ---------------
Total                                                                         844,446
-------------------------------------------------------------------------------------

MEDIA CABLE (0.4%)
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                             8.00                285,000(d)          292,838
Comcast
 03-15-37                             6.45                280,000             288,700
 07-01-39                             6.55                865,000             906,838
CSC Holdings LLC
 Sr Unsecured
 04-15-14                             8.50                145,000(d)          154,425
DISH DBS
 02-01-16                             7.13                465,000             474,881
TCM Sub LLC
 01-15-15                             3.55              1,185,000(d)        1,167,563
Time Warner Cable
 02-01-20                             5.00                390,000             379,333
                                                                      ---------------
Total                                                                       3,664,578
-------------------------------------------------------------------------------------

MEDIA NON CABLE (0.5%)
Lamar Media
 04-01-14                             9.75                120,000             132,450
Liberty Media LLC
 Sr Unsecured
 05-15-13                             5.70                267,000             254,318
News America
 01-09-38                             6.75                550,000             570,525
Nielsen Finance LLC
 08-01-14                            10.00                145,000             151,163
Rainbow Natl Services LLC
 09-01-12                             8.75                135,000(d)          137,531
Reed Elsevier Capital
 08-01-11                             6.75              1,495,000           1,601,167
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                             6.13              2,410,000           2,382,547
                                                                      ---------------
Total                                                                       5,229,701
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.1%)
General Electric Capital
 Sr Unsecured
 01-10-39                             6.88              1,195,000           1,234,059
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Expro Finance Luxembourg
 Sr Secured
 12-15-16                             8.50                401,000(c,d)        392,590
Gaz Capital for Gazprom
 Sr Unsecured
 11-22-16                             6.21                350,000(c,d)        336,000
                                                                      ---------------
Total                                                                         728,590
-------------------------------------------------------------------------------------

PACKAGING (0.1%)
Ball
 03-15-18                             6.63                 50,000              49,500
Crown Americas LLC/Capital
 11-15-15                             7.75                325,000             336,375
Greif
 Sr Unsecured
 02-01-17                             6.75                125,000             122,500
Owens-Brockway Glass Container
 05-15-13                             8.25                305,000             313,388
Reynolds Group Issuer LLC
 Sr Secured
 10-15-16                             7.75                175,000(d)          179,375
                                                                      ---------------
Total                                                                       1,001,138
-------------------------------------------------------------------------------------

PAPER (0.1%)
Cascades
 Sr Nts
 12-15-17                             7.75                450,000(c,d)        457,313
Georgia-Pacific LLC
 01-15-17                             7.13                210,000(d)          212,625
NewPage
 Sr Secured
 12-31-14                            11.38                250,000(d)          252,500
                                                                      ---------------
Total                                                                         922,438
-------------------------------------------------------------------------------------

RAILROADS (0.1%)
Canadian Pacific Railway
 Sr Unsecured
 05-15-37                             5.95                 95,000(c)           90,195
CSX
 Sr Unsecured
 03-15-12                             6.30                760,000             822,269
                                                                      ---------------
Total                                                                         912,464
-------------------------------------------------------------------------------------

RESTAURANTS (--%)
Yum! Brands
 Sr Unsecured
 11-15-37                             6.88                135,000             145,867
-------------------------------------------------------------------------------------

RETAILERS (0.1%)
CVS Caremark
 Sr Unsecured
 09-15-39                             6.13              1,030,000           1,020,832
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.2%)
Erac USA Finance
 10-15-17                             6.38              1,955,000(d)        2,040,118
-------------------------------------------------------------------------------------

WIRELESS (0.3%)
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                             7.75                465,000(d)          495,225
Cricket Communications
 Sr Secured
 05-15-16                             7.75                191,000             190,523
Nextel Communications
 Series D
 08-01-15                             7.38                240,000             233,400
SBA Telecommunications
 08-15-16                             8.00                150,000(d)          156,750
 08-15-19                             8.25                 50,000(d)           53,000
Sprint Nextel
 Sr Unsecured
 08-15-17                             8.38                295,000             300,900


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  145

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELESS (CONT.)
US Cellular
 Sr Unsecured
 12-15-33                             6.70%             1,405,000          $1,381,745
                                                                      ---------------
Total                                                                       2,811,543
-------------------------------------------------------------------------------------

WIRELINES (1.7%)
AT&T
 Sr Unsecured
 03-15-11                             6.25              3,240,000           3,431,073
 02-15-39                             6.55              2,370,000           2,497,179
Qwest
 Sr Unsecured
 10-01-14                             7.50                980,000           1,017,975
Telecom Italia Capital
 11-15-13                             5.25                185,000(c)          194,581
Telefonica Europe
 09-15-10                             7.75              1,245,000(c)        1,302,404
TELUS
 Sr Unsecured
 06-01-11                             8.00              2,918,500(c)        3,159,577
Verizon New York
 Sr Unsecured Series A
 04-01-12                             6.88              2,585,000           2,812,519
Verizon New York
 Sr Unsecured Series B
 04-01-32                             7.38              1,795,000           1,933,579
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                             5.65                475,000             504,780
Windstream
 08-01-16                             8.63                335,000             340,863
 11-01-17                             7.88                375,000(d)          371,250
                                                                      ---------------
Total                                                                      17,565,780
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $374,456,959)                                                     $376,041,470
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (0.1%)(e)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. AGENCIES
JPMorgan Chase & Co
 FDIC Govt Guaranty
 02-23-11                             1.65%            $1,155,000          $1,165,222
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $1,154,550)                                                         $1,165,222
-------------------------------------------------------------------------------------



SENIOR LOANS (0.1%)(q)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (--%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 05-05-13                             2.56%              $196,546            $171,781
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 05-05-13                             2.56                 43,759              38,246
                                                                      ---------------
Total                                                                         210,027
-------------------------------------------------------------------------------------

MEDIA CABLE (--%)
Charter Communications Operating LLC
 Term Loan
 03-06-14                             2.26                    824                 772
-------------------------------------------------------------------------------------

WIRELINES (0.1%)
FairPoint Communications
 Tranche B Term Loan
 03-31-15                             0.00                675,372(b)          525,344
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $487,540)                                                             $736,143
-------------------------------------------------------------------------------------





MONEY MARKET FUND (5.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              58,752,180(s)        $58,752,180
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $58,752,180)                                                       $58,752,180
-------------------------------------------------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (16.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND (2.2%)
JPMorgan Prime Money Market Fund                     22,334,320           $22,334,320
-------------------------------------------------------------------------------------




                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (3.2%)
Antalis US Funding
 01-05-10                            0.28%           $4,999,727            $4,999,727
Arabella Finance LLC
 01-19-10                            0.65             4,997,111             4,997,111
Belmont Funding LLC
 01-04-10                            0.48             4,998,867             4,998,867
Cancara Asset Securitisation LLC
 01-20-10                            0.28             3,997,169             3,997,169
Ebbets Funding LLC
 01-07-10                            0.56             1,998,911             1,998,911
Grampian Funding LLC
 01-04-10                            0.25             3,999,056             3,999,056
 01-14-10                            0.25             2,999,375             2,999,375
Rhein-Main Securitisation
 03-08-10                            0.36             4,995,450             4,995,450
                                                                      ---------------
Total                                                                      32,985,666
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (6.6%)
Banco Espirito Santo e Commerciale
 01-05-10                            0.40             5,000,000             5,000,000
Banco Popular Espanol
 01-19-10                            0.40             5,000,000             5,000,000
Barclays Bank
 02-16-10                            0.36             2,000,000             2,000,000
Bayrische Hypo-Und Vereinsbank
 02-01-10                            0.43             1,000,000             1,000,000
Caixa Geral de Deposit
 03-04-10                            0.30             5,000,000             5,000,000
Commerzbank
 01-04-10                            0.23             4,999,010             4,999,010
Credit Industrial et Commercial
 03-04-10                            0.38             5,000,000             5,000,000
Den Danske Bank
 01-04-10                            0.25             4,000,000             4,000,000
Dexia Credit Local
 01-29-10                            0.39             5,000,000             5,000,000
Hong Kong Shanghai Bank
 01-04-10                            0.29             1,000,000             1,000,000
KBC Bank
 01-19-10                            0.33             4,000,000             4,000,000
Nykredit Bank
 01-05-10                            0.45             4,000,000             4,000,000
Raiffeisen Zentralbank Oesterreich
 01-06-10                            0.28             4,000,000             4,000,000
Skandanaviska Enskilda Banken
 01-05-10                            0.40             5,000,000             5,000,000
State of Hessen
 01-04-10                            0.20             6,000,000             6,000,000
Sumitomo Mitsui Banking
 02-19-10                            0.31             5,000,000             5,000,000
                                                                      ---------------
Total                                                                      65,999,010
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.5%)
Ebbets Funding LLC
 01-04-10                            0.48             4,999,067             4,999,067
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (3.7%)(T)
Barclays Capital
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $4,000,094                          0.21             4,000,000             4,000,000
Cantor Fitzgerald
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $25,000,056                         0.02            25,000,000            25,000,000
Morgan Stanley
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $4,000,117                          0.26             4,000,000             4,000,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
146  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS (CONT.)
RBS Securities
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $5,000,201                          0.36%           $5,000,000            $5,000,000
                                                                      ---------------
Total                                                                      38,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $164,318,063)                                                     $164,318,063
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,133,620,614)                                                 $1,271,413,879
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                               99           $11,422,125      March 2010           $(524,540)
U.S. Treasury Note, 2-year                          (308)          (66,609,814)     April 2010             501,352
U.S. Treasury Note, 5-year                           (16)           (1,830,125)     April 2010              37,388
U.S. Treasury Note, 10-year                          176            20,319,751      March 2010            (611,388)
------------------------------------------------------------------------------------------------------------------
Total                                                                                                    $(597,188)
------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



     ADR -- American Depository Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 13.36% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2009, the value of these securities amounted to $36,007,874 or 3.54% of net assets.

(e) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Dec. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $85,548,412. See Note 2 to the financial statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  147

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(h) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2009.

(j)  Negligible market value.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --   Ambac Assurance Corporation
     FGIC   --   Financial Guaranty Insurance Company
     NPFGC  --   National Public Finance Guarantee Corporation


(l)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2009 was $962,314, representing 0.09% of net assets. Information concerning such security holdings at Dec. 31, 2009 is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                COST
     ------------------------------------------------------------------------
     Krispy Kreme Doughnuts
       Warrants                                  07-01-09                 $--
     United Artists Theatre Circuit
       Pass-Through Ctfs
       9.30% 2015                         12-08-95 thru 08-12-96      915,727


(m) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(n) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2009.

(o)  This position is in bankruptcy.

(p) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(q) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(r) At Dec. 31, 2009, investments in securities included securities valued at $876,982 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(s) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(t) The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

     BARCLAYS CAPITAL (0.21%)
     SECURITY DESCRIPTION                                                          VALUE(A)
     ---------------------------------------------------------------------------------------
     BCRR Trust                                                                     $667,573
     Bear Stearns Adjustable Rate Mortgage Trust                                     216,300
     Citigroup Commercial Mortgage Trust                                             317,455
     Granite Master Issuer PLC                                                       754,775
     Greenwich Capital Commercial Funding Corp                                       273,887
     JP Morgan Chase Commercial Mortgage Securities Corp                             992,940
     Morgan Stanley Capital I                                                        371,175
     Morgan Stanley Dean Witter Capital I                                            313,541
     WaMu Mortgage Pass Through Certificates                                         292,354
     ---------------------------------------------------------------------------------------
     Total market value for collateralized securities                             $4,200,000
     ---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
148  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

     CANTOR FITZGERALD (0.02%)
     SECURITY DESCRIPTION                                                          VALUE(a)
     ---------------------------------------------------------------------------------------
     Fannie Mae Pool                                                             $16,923,055
     Fannie Mae Principal Strip                                                       43,815
     Fannie Mae REMICS                                                                99,129
     Federal Farm Credit Bank                                                         50,726
     Federal Home Loan Banks                                                         104,503
     Federal Home Loan Mtge Corp                                                      28,949
     Federal Natl Mtge Assn                                                          329,299
     Freddie Mac Gold Pool                                                           583,755
     Freddie Mac Non Gold Pool                                                     5,048,554
     Freddie Mac REMICS                                                              375,492
     Ginnie Mae I Pool                                                               783,839
     Ginnie Mae II Pool                                                              241,059
     United States Treasury Inflation Indexed Bonds                                   78,559
     United States Treasury Strip Coupon                                             809,266
     ---------------------------------------------------------------------------------------
     Total market value for collateralized securities                            $25,500,000
     ---------------------------------------------------------------------------------------



     MORGAN STANLEY (0.26%)
     SECURITY DESCRIPTION                                                          VALUE(a)
     ---------------------------------------------------------------------------------------
     Citigroup Commercial Mortgage Trust                                          $2,157,833
     Citigroup/Deutsche Bank Commercial Mortgage Trust                               112,278
     Fannie Mae REMICS                                                               196,327
     Granite Master Issuer PLC                                                       183,759
     Nomura Asset Acceptance Corp                                                      1,690
     Paragon Mortgages PLC                                                            83,175
     Wachovia Bank Commercial Mortgage Trust                                       1,459,805
     ---------------------------------------------------------------------------------------
     Total market value for collateralized securities                             $4,194,867
     ---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  149

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




     RBS SECURITIES (0.36%)
     SECURITY DESCRIPTION                                                          VALUE(a)
     ---------------------------------------------------------------------------------------
     280 Funding Corp                                                             $1,749,959
     Banc of America Commercial Mortgage Inc                                          22,423
     Banc of America Mortgage Securities Inc                                          22,649
     Bear Stearns Adjustable Rate Mortgage Trust                                     196,068
     Bella Vista Mortgage Trust                                                        3,570
     Citigroup Commercial Mortgage Trust                                             303,211
     Commercial Mortgage Pass Through Certificates                                     9,657
     Countrywide Home Loan Mortgage Pass Through Trust                                16,805
     Credit Suisse First Boston Mortgage Securities Corp                              30,709
     Credit Suisse Mortgage Capital Certificates                                     340,425
     First Horizon Alternative Mortgage Securities                                     2,977
     Greenwich Capital Commercial Funding Corp                                     1,057,707
     GS Mortgage Securities Corp II                                                  449,158
     Hampden CBO Ltd                                                                 176,938
     Harborview Mortgage Loan Trust                                                    4,076
     JP Morgan Chase Commercial Mortgage Securities Corp                              17,810
     JP Morgan Mortgage Trust                                                          4,418
     LB-UBS Commercial Mortgage Trust                                                  9,966
     Mellon Residential Funding Corp                                                   7,350
     MLCC Mortgage Investors Inc                                                         308
     Morgan Stanley Capital I                                                          4,867
     MortgageIT Trust                                                                  5,211
     Sequoia Mortgage Trust                                                            6,758
     Structured Adjustable Rate Mortgage Loan Trust                                   15,875
     Structured Asset Securities Corp                                                253,940
     Thornburg Mortgage Securities Trust                                               1,993
     Wachovia Bank Commercial Mortgage Trust                                         302,709
     WaMu Mortgage Pass Through Certificates                                         232,469
     ---------------------------------------------------------------------------------------
     Total market value for collateralized securities                             $5,250,006
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
150  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  151

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                      FAIR VALUE AT DEC. 31, 2009
                                                     ------------------------------------------------------------
                                                          LEVEL 1         LEVEL 2
                                                       QUOTED PRICES       OTHER        LEVEL 3
                                                         IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS        INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)
    Diversified Telecommunication Services             $ 22,356,723    $  1,980,084   $       --   $   24,336,807
    Metals & Mining                                      19,586,698       1,031,305           --       20,618,003
    All Other Industries(b)                             620,750,573              --           --      620,750,573
  Preferred Stocks & Other(b)                             4,695,418              --           --        4,695,418
-----------------------------------------------------------------------------------------------------------------
Total Equity Securities                                 667,389,412       3,011,389           --      670,400,801
-----------------------------------------------------------------------------------------------------------------
Bonds
  Foreign Government Obligations & Agencies                      --       7,997,267           --        7,997,267
  U.S. Government Obligations & Agencies                 32,682,598      40,647,704           --       73,330,302
  Asset-Backed Securities                                        --      24,567,146      370,246       24,937,392
  Commercial Mortgage-Backed Securities                          --      25,339,016           --       25,339,016
  Residential Mortgage-Backed Securities                         --     133,657,931           --      133,657,931
  Corporate Debt Securities                                      --     109,817,326      962,236      110,779,562
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                              32,682,598     342,026,390    1,332,482      376,041,470
-----------------------------------------------------------------------------------------------------------------
Other
  FDIC-Insured Debt Securities                                   --       1,165,222           --        1,165,222
  Senior Loans                                                   --         736,143           --          736,143
  Affiliated Money Market Fund(c)                        58,752,180              --           --       58,752,180
  Investments of Cash Collateral Received for
    Securities on Loan(d)                                22,334,320     141,983,743           --      164,318,063
-----------------------------------------------------------------------------------------------------------------
Total Other                                              81,086,500     143,885,108           --      224,971,608
-----------------------------------------------------------------------------------------------------------------
Investments in Securities                               781,158,510     488,922,887    1,332,482    1,271,413,879
Other Financial Instruments(e)                             (597,188)             --           --         (597,188)
-----------------------------------------------------------------------------------------------------------------
Total                                                  $780,561,322    $488,922,887   $1,332,482   $1,270,816,691
-----------------------------------------------------------------------------------------------------------------


(a) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(b) All industry classifications are identified in the Portfolio of Investments.
(c) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.
(d) Level 1 investments are comprised of the Unaffiliated Money Market Fund; Level 2 investments are comprised of all other short-term investments.
(e) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                          RESIDENTIAL
                                                                ASSET-     MORTGAGE-    CORPORATE
                                                      COMMON    BACKED       BACKED       DEBT
                                                      STOCKS  SECURITIES   SECURITIES  SECURITIES     TOTAL
--------------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                               $1   $357,490    $8,849,638   $979,402   $10,186,531
  Accrued discounts/premiums                              --   (145,662)      (65,585)     2,250      (208,997)
  Realized gain (loss)                                31,398    (87,044)   (2,604,609)        --    (2,660,255)
  Change in unrealized appreciation (depreciation)*       (1)   196,312     4,585,250     89,469     4,871,030
  Net purchases (sales)                              (31,398)  (222,433)   (6,197,464)  (108,885)   (6,560,180)
  Transfers in and/or out of Level 3                      --    271,583    (4,567,230)        --    (4,295,647)
--------------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2009                              $--   $370,246           $--   $962,236    $1,332,482
--------------------------------------------------------------------------------------------------------------



* Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2009 was $6,099,144.





--------------------------------------------------------------------------------
152  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  153

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Cash Management Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


U.S. GOVERNMENT AGENCIES (15.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
 01-15-10                            0.03%            $5,000,000           $4,999,942
 02-01-10                            0.49             34,000,000           33,985,360
 02-24-10                            0.06             10,100,000           10,099,091
 04-30-10                            0.71             20,000,000           19,999,022
 11-03-10                            0.55             10,000,000           10,000,000
 12-23-10                            0.44             12,000,000           12,000,000
Federal Home Loan Mtge Corp Disc Nts
 02-09-10                            0.14             18,000,000(b)        18,000,000
 03-15-10                            0.10              9,000,000            8,998,175
 10-10-10                            0.08             10,000,000(b)        10,000,000
Federal Natl Mtge Assn Disc Nts
 02-01-10                            0.06              6,700,000            6,699,654
 03-17-10                            0.10              9,300,000            9,298,063
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $144,079,307)                                                     $144,079,307
-------------------------------------------------------------------------------------



U.S. GOVERNMENT-INSURED DEBT (19.6%)(c)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Straight-A Funding LLC
 U.S. Treasury Govt Guaranty(e)
 01-04-10                            0.13%           $15,000,000          $14,999,788
 01-04-10                            0.14              5,031,000            5,030,920
 01-05-10                            0.14             18,300,000           18,299,654
 01-06-10                            0.14              5,000,000            4,999,889
 01-07-10                            0.15             15,000,000           14,999,575
 01-08-10                            0.15             11,000,000           10,999,636
 01-11-10                            0.14              8,000,000            7,999,667
 01-13-10                            0.20             13,000,000           12,999,090
 01-19-10                            0.15             10,000,000            9,999,200
 01-22-10                            0.15             12,000,000           11,998,950
 01-25-10                            0.15             10,600,000           10,598,940
 01-26-10                            0.14              9,000,000            8,999,125
 01-26-10                            0.15             10,000,000            9,998,958
 02-01-10                            0.19              5,000,000            4,999,182
 02-02-10                            0.19             15,000,000           14,997,467
 02-03-10                            0.20             15,000,000           14,997,250
 02-12-10                            0.16              3,000,000            2,999,440
 02-16-10                            0.17              5,000,000            4,998,914
 02-18-10                            0.18              3,136,000            3,135,247
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT-INSURED DEBT
(Cost: $188,050,892)                                                     $188,050,892
-------------------------------------------------------------------------------------



BANKER ACCEPTANCE (1.1%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Bank of America
 03-15-10                            0.25%           $11,000,000          $11,001,112
-------------------------------------------------------------------------------------
TOTAL BANKER ACCEPTANCE
(Cost: $11,001,112)                                                       $11,001,112
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (11.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of Montreal Chicago Branch
 01-11-10                            0.18%            $7,000,000           $7,000,000
 01-12-10                            0.15             12,000,000           12,000,000
Canadian Imperial Bank of Commerce NY
 01-14-10                            0.17              5,000,000            5,000,000
Citibank
 01-04-10                            0.18              9,000,000            9,000,000
 01-27-10                            0.18             15,000,000           15,000,000
Lloyds TSB Bank
 01-22-10                            0.25             10,000,000           10,000,000
Rabobank Nederland NY
 03-09-10                            0.19             12,000,000           12,000,000
 03-18-10                            0.19             15,000,000           15,000,000
Toronto Dominion Bank NY
 01-19-10                            0.15              7,000,000            7,000,000
 01-20-10                            0.15             10,000,000           10,000,000
 01-28-10                            0.15              5,000,000            5,000,000
 03-03-10                            0.18              5,000,000            5,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $112,000,000)                                                     $112,000,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (49.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (28.0%)
Amsterdam Funding
 02-17-10                            0.20%           $12,000,000(c)       $11,996,867
 03-02-10                            0.22              8,000,000(c)         7,997,067
 03-16-10                            0.21             13,500,000           13,494,173
Bryant Park Funding LLC
 01-12-10                            0.16              7,300,000(c)         7,299,621
 01-15-10                            0.15             10,000,000            9,999,378
 01-20-10                            0.16              9,200,000            9,199,175
Ciesco LLC
 02-10-10                            0.21              2,400,000(c)         2,399,440
 03-09-10                            0.24              6,000,000(c)         5,997,320
Enterprise Funding LLC
 02-24-10                            0.18             13,500,000(c)        13,496,355
FCAR Owner Trust Series I
 01-21-10                            0.31              5,000,000            4,999,111
 01-29-10                            0.39              5,000,000            4,998,444
 02-01-10                            0.42             19,000,000           18,993,007
Grampian Funding LLC
 01-06-10                            0.23             10,000,000            9,999,625
 01-07-10                            0.23             10,000,000            9,999,567
Kitty Hawk Funding
 01-25-10                            0.23             10,000,000(c)         9,998,400
 01-27-10                            0.18              6,571,000(c)         6,570,146
 02-10-10                            0.24             15,000,000(c)        14,995,999
Park Avenue Receivables
 01-14-10                            0.09             10,000,000(c)         9,999,639
Ranger Funding LLC
 01-12-10                            0.23             10,000,000(c)         9,999,236
 01-22-10                            0.23              5,800,000(c)         5,799,188
 02-02-10                            0.23              5,000,000(c)         4,998,978
 02-08-10                            0.25             10,000,000(c)         9,997,361
 03-30-10                            0.20              5,000,000(c)         4,997,556
Salisbury Receivables LLC
 01-11-10                            0.17              9,000,000(c)         8,999,550
 01-21-10                            0.18             13,700,000(c)        13,698,553
 01-26-10                            0.18              7,000,000(c)         6,999,125
Sheffield Receivables LLC
 01-13-10                            0.15             10,100,000(c)        10,099,461
Thunder Bay Funding LLC
 01-06-10                            0.20              5,456,000(c)         5,455,818
 01-15-10                            0.15             10,000,000(c)         9,999,378
Windmill Funding
 01-05-10                            0.23              4,700,000(c)         4,699,854
                                                                      ---------------
Total                                                                     268,177,392
-------------------------------------------------------------------------------------

BANKING (12.0%)
Barclays US Funding LLC
 01-14-10                            0.20             10,000,000            9,999,242
 01-19-10                            0.12             10,000,000            9,999,350
Canadian Imperial Holdings
 03-29-10                            0.17              9,000,000            8,996,303
Citigroup Funding
 01-11-10                            0.16              6,000,000            5,999,717
 01-14-10                            0.16              6,000,000            5,999,632
HSBC USA
 01-19-10                            0.18              4,000,000            3,999,620
 01-20-10                            0.17             12,000,000           11,998,860
 02-03-10                            0.16             10,000,000            9,998,533
 02-23-10                            0.17             13,000,000           12,996,746
Lloyds TSB Bank
 04-01-10                            0.52              8,000,000            7,989,600


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
154  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
BANKING (CONT.)
Scotiabanc
 01-28-10                            0.13%            $6,300,000(c)        $6,299,386
 02-05-10                            0.13             21,000,000(c)        20,997,345
                                                                      ---------------
Total                                                                     115,274,334
-------------------------------------------------------------------------------------

LIFE INSURANCE (4.5%)
MetLife Short Term Funding LLC
 01-13-10                            0.19              5,000,000(c)         4,999,667
 02-04-10                            0.22             16,000,000(c)        15,996,647
 02-11-10                            0.21              2,000,000(c)         1,999,522
 02-12-10                            0.23             15,000,000(c)        14,995,975
New York Life Capital
 01-15-10                            0.14              5,000,000(c)         4,999,708
                                                                      ---------------
Total                                                                      42,991,519
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (2.5%)
General Electric Capital
 01-29-10                            0.08              8,400,000            8,399,478
General Electric Capital Services
 03-22-10                            0.20              8,000,000            7,996,444
 03-23-10                            0.19              8,000,000            7,996,580
                                                                      ---------------
Total                                                                      24,392,502
-------------------------------------------------------------------------------------

PHARMACEUTICALS (2.5%)
Johnson & Johnson
 01-04-10                            0.06             12,000,000(c)        11,999,920
Roche Holding
 01-08-10                            0.09             12,000,000(c)        11,999,767
                                                                      ---------------
Total                                                                      23,999,687
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $474,835,434)                                                     $474,835,434
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (0.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Bank of America
 02-12-10                            0.39%            $4,915,000(b)        $4,914,720
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $4,914,720)                                                         $4,914,720
-------------------------------------------------------------------------------------



BONDS (2.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED SECURITIES (1.2%)
AmeriCredit Automobile Receivables Trust
 Series 2009-1 Cl A1
 07-15-10                            0.84%            $5,391,929(d)        $5,391,929
Chrysler Financial Auto Securitization Trust
 Series 2009-A Cl A1
 07-15-10                            1.01              5,935,734(d)         5,935,734
                                                                      ---------------
Total                                                                      11,327,663
-------------------------------------------------------------------------------------

WIRELESS (1.5%)
AT&T
 Sr Unsecured
 02-05-10                            0.38             15,000,000(b)        15,000,447
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $26,328,110)                                                       $26,328,110
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $961,209,575)(f)                                                  $961,209,575
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2009. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2009, the value of these securities amounted to $468,833,741 or 48.89% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2009, the value of these securities amounted to $11,327,663 or 1.18% of net assets.

(e) Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(f) Also represents the cost of securities for federal income tax purposes at Dec. 31, 2009.



--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  155

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Cash Management Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
156  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                     FAIR VALUE AT DEC. 31, 2009
                                                     ----------------------------------------------------------
                                                          LEVEL 1         LEVEL 2
                                                       QUOTED PRICES       OTHER        LEVEL 3
                                                         IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Short-Term Securities
  U.S. Government Agencies                                  $--        $144,079,307       $--      $144,079,307
  U.S. Government-Insured Debt                                          188,050,892                 188,050,892
  Banker Acceptance                                          --          11,001,112        --        11,001,112
  Certificates of Deposit                                    --         112,000,000        --       112,000,000
  Commercial Paper                                           --         474,835,434        --       474,835,434
  Floating Rate Notes                                        --           4,914,720        --         4,914,720
---------------------------------------------------------------------------------------------------------------
Total Short-Term Securities                                  --         934,881,465        --       934,881,465
---------------------------------------------------------------------------------------------------------------
Bonds
  Asset-Backed Securities                                    --          11,327,663        --        11,327,663
  Corporate Debt Securities                                  --          15,000,447        --        15,000,447
---------------------------------------------------------------------------------------------------------------
Total Bonds                                                  --          26,328,110        --        26,328,110
---------------------------------------------------------------------------------------------------------------
Total                                                       $--        $961,209,575       $--      $961,209,575
---------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  157

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Diversified Bond Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (111.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 03-01-18                             5.75%            $2,425,000          $2,451,981
 06-15-35                             6.63              3,368,000(e)        3,206,845
Petroleos de Venezuela
 04-12-17                             5.25              6,094,000           3,351,699
                                                                      ---------------
Total                                                                       9,010,525
-------------------------------------------------------------------------------------

SOVEREIGN (0.6%)(c)
Republic of Argentina
 Sr Unsecured
 09-12-13                             7.00              2,881,000           2,618,829
 12-15-35                             0.00              4,660,000(l)          299,638
Republic of El Salvador
 06-15-35                             7.65              1,800,000(d)        1,773,000
Republic of Indonesia
 Sr Unsecured
 01-17-18                             6.88              2,109,000(d,e)      2,319,900
 10-12-35                             8.50              1,338,000(d)        1,602,255
 01-17-38                             7.75              1,150,000(d)        1,293,750
Republic of Philippines
 01-15-16                             8.00                575,000             667,000
 01-14-31                             7.75              2,732,000(e)        3,080,330
Republic of Turkey
 09-26-16                             7.00                590,000             651,950
 04-03-18                             6.75              1,857,000           2,007,881
 03-17-36                             6.88              4,585,000           4,665,238
Republic of Turkey
 Sr Unsecured
 11-07-19                             7.50                900,000           1,015,875
Republic of Uruguay
 05-17-17                             9.25                876,000(e)        1,079,670
Republic of Venezuela
 02-26-16                             5.75              2,181,000           1,417,650
Republic of Venezuela
 Sr Unsecured
 10-08-14                             8.50                944,000(e)          743,400
 05-07-23                             9.00              2,200,000(e)        1,479,500
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                             7.63              2,184,000(e)        2,364,180
Russian Federation
 03-31-30                             7.50              2,247,540(d,e)      2,534,101
                                                                      ---------------
Total                                                                      31,614,147
-------------------------------------------------------------------------------------

TREASURY (0.8%)(c)
Govt of Indonesia
 (Indonesian Rupiah) Series FR43
 07-15-22                            10.25         16,545,000,000           1,739,510
Mexican Fixed Rate Bonds
 (Mexican Peso) Series M-10
 12-17-15                             8.00            542,400,000          42,259,757
                                                                      ---------------
Total                                                                      43,999,267
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (26.6%)
Federal Home Loan Banks
 12-28-11                             1.00              6,000,000(e)        5,976,149
 12-30-11                             1.25             49,800,000(e)       49,433,572
 08-10-12                             2.10             69,705,000(e)       69,808,233
 09-28-12                             0.66             31,660,000(m)       31,762,895
Federal Home Loan Mtge Corp
 02-24-12                             2.05             86,000,000(e)       86,173,978
 08-17-12                             2.25             70,065,000(e)       70,193,219
 10-26-12                             2.05             46,945,000          46,666,241
 12-28-12                             0.50             94,060,000(m)       93,999,519
 07-17-15                             4.38             61,515,000(e)       65,524,794
 04-18-16                             5.25             39,540,000(e)       43,495,423
Federal Natl Mtge Assn
 08-17-12                             2.24             35,590,000(e)       35,658,415
 10-29-12                             1.88              5,500,000           5,467,763
 05-15-14                             2.50             20,370,000(e)       20,330,034
 11-20-14                             2.63             10,225,000(e)       10,122,783
 04-15-15                             5.00             22,500,000(e)       24,725,498
 10-15-15                             4.38             27,350,000          29,096,079
U.S. Treasury
 11-30-10                             1.25              2,735,000           2,754,230
 09-30-11                             4.50             85,000,000(e)       90,119,890
 11-15-12                             1.38             17,730,000(e)       17,602,557
 11-30-14                             2.13             63,800,000(e)       62,289,854
 12-31-14                             2.63             38,930,000          38,820,509
 08-15-15                             4.25             51,380,000(e)       54,992,631
 11-15-19                             3.38            232,950,000(e)      224,250,766
 08-15-39                             4.50             76,350,000(e)       74,620,214
 11-15-39                             4.38              9,060,000(e)        8,672,123
U.S. Treasury Inflation-Indexed Bond
 04-15-10                             0.88             16,980,263(e,s)     17,037,897
 04-15-14                             1.25             24,417,523(e,s)     25,236,642
 01-15-15                             1.63             47,590,508(e,s)     49,495,440
 01-15-16                             2.00             24,097,223(e,s)     25,447,987
 07-15-16                             2.50             48,762,528(e,s)     53,103,101
 07-15-17                             2.63             25,978,772(e,s)     28,571,391
 01-15-29                             2.50             25,171,250(e,s)     26,998,933
                                                                      ---------------
Total                                                                   1,488,448,760
-------------------------------------------------------------------------------------

ASSET-BACKED (8.5%)
American Express Credit Account Master Trust
 Series 2005-4 Cl A
 01-15-15                             0.30              8,825,000(m)        8,710,067
American Express Credit Account Master Trust
 Series 2006-3 Cl A
 03-17-14                             0.25              8,000,000(m)        7,928,800
AmeriCredit Automobile Receivables Trust
 Series 2007-CM Cl A3B (NPFGC)
 05-07-12                             0.26              6,141,443(m,o)      6,119,906
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (AGM)
 07-06-12                             5.49              3,325,883(o)        3,361,161
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2009-R14A Cl 1A1
 09-26-37                             1.33             35,133,236(d,m)     33,815,740
Bank of America Credit Card Trust
 Series 2008-A1 Cl A1
 04-15-13                             0.81             14,401,000(m)       14,368,285
Bank of America Credit Card Trust
 Series 2008-A5 Cl A5
 12-16-13                             1.43             12,625,000(m)       12,683,157
Bear Stearns Asset Backed Securities Trust
 Series 2006-HE9 Cl 1A1
 11-25-36                             0.28              7,528,394(m)        6,826,488
Capital Auto Receivables Asset Trust
 Series 2007-SN2 Cl A4
 05-16-11                             1.26              6,775,000(d,m)      6,788,521
CarMax Auto Owner Trust
 Series 2009-1 Cl A4
 12-16-13                             5.81              7,450,000           7,936,231
CitiFinancial Auto Issuance Trust
 Series 2009-1 Cl A2
 11-15-12                             1.83             49,850,000(d)       49,849,417
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2009-6 Cl 13A1
 01-25-37                             0.31             15,679,294(d,m)     14,227,235
Countrywide Asset-Backed Ctfs
 Series 2005-1 Cl MV1
 07-25-35                             0.63              9,799,990(m)        9,567,055
Countrywide Asset-Backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                             4.92              1,101,823             734,405
Countrywide Asset-Backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                             0.49                971,375(m)          550,587
CPS Auto Trust
 Series 2007-A Cl A3 (NPFGC)
 09-15-11                             5.04              1,906,190(d,o)      1,918,121
CPS Auto Trust
 Series 2007-C Cl A3 (AGM)
 05-15-12                             5.43              5,107,934(d,o)      5,181,121
DT Auto Owner Trust
 Series 2009-1 Cl A1
 10-15-15                             2.98             31,311,000(d)       31,323,869
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                             5.78              7,000,000(d,o)      6,749,050
First Franklin Mtge Loan Asset-backed Ctfs
 Series 2006-FF11 Cl 2A2
 08-25-36                             0.33              9,058,894(m)        8,354,078


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
158  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
Hertz Vehicle Financing LLC
 Series 2005-2A Cl A6 (AMBAC)
 11-25-11                             5.08%           $11,655,000(d,o)    $11,857,891
Hertz Vehicle Financing LLC
 Series 2009-2A Cl A1
 03-25-14                             4.26             13,350,000(d)       13,338,651
Hertz Vehicle Financing LLC
 Series 2009-2A Cl A2
 03-25-16                             5.29              6,500,000(d)        6,449,728
JPMorgan Reremic
 Collateralized Mtge Obligation
 Series 2009-5 Cl 4AI
 04-26-37                             0.35              8,276,406(d,m)      7,699,618
MBNA Credit Card Master Note Trust
 Series 2003-A4 Cl A4
 09-17-12                             0.45             33,352,000(m)       33,319,128
Merrill Lynch First Franklin Mtge Loan Trust
 Series 2007-2 Cl A2A
 05-25-37                             0.34             14,223,915(m)       13,651,409
Merrill Lynch First Franklin Mtge Loan Trust
 Series 2007-3 Cl A2A
 06-25-37                             0.28             12,112,816(m)       11,493,729
Morgan Stanley Home Equity Loan Trust
 Series 2006-2 Cl A3
 02-25-36                             0.40              7,861,373(m)        7,046,225
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                            31.11              7,000,000(k)          507,500
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                             5.88             12,400,000(k)        1,488,997
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-4 Cl AIO
 02-27-12                             7.42             11,633,000(k)        1,394,362
RAAC Series
 Series 2007-SP1 Cl A1
 03-25-37                             0.38             10,152,157(m)        9,079,680
RBSSP Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-9 Cl 10A1
 10-26-36                             0.33              7,172,738(d,m)      6,995,159
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                             5.57              1,727,497           1,665,113
Renaissance Home Equity Loan Trust
 Series 2006-1 Cl AF3
 05-25-36                             5.61                361,966             316,831
Renaissance Home Equity Loan Trust
 Series 2006-2 Cl AF3
 08-25-36                             5.80                150,000             107,275
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl AF3
 06-25-37                             5.74                175,000              79,037
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                             6.31              1,645,000(p)           84,131
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                             6.66              1,065,000(p)           43,037
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                             7.01              1,565,000(p)           47,990
Santander Drive Auto Receivables Trust
 Series 2007-1 Cl A4 (FGIC)
 09-15-14                             0.28             11,977,711(m,o)     11,725,880
Santander Drive Auto Receivables Trust
 Series 2007-3 Cl A3 (FGIC)
 08-15-12                             5.42              2,483,279(o)        2,486,499
Structured Asset Securities
 Series 2006-GEL2 Cl A1
 04-25-36                             0.34              8,371,403(d,m)      8,108,916
Target Credit Card Master Trust
 Series 2005-1 Cl A
 10-27-14                             0.29             76,565,000(m)       75,565,872
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (AGM)
 10-12-12                             5.24              3,120,000(o)        3,166,139
Volkswagen Auto Lease Trust
 Series 2009-A Cl A3
 04-16-12                             3.41              8,325,000           8,535,394
                                                                      ---------------
Total                                                                     473,247,485
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (5.8%)(f)
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                             4.00                127,959             129,097
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                             4.57              5,530,000           5,533,783
Bear Stearns Commercial Mtge Securities
 Series 2007-PW18 Cl A1
 08-11-12                             5.04              4,016,086           4,117,127
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A2
 01-12-45                             5.33             10,000,000          10,123,400
Bear Stearns Commercial Mtge Securities
 Series 2007-T28 Cl A1
 09-11-42                             5.42                262,574             268,942
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A1
 05-15-19                             5.25                 20,766              20,838
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                             5.68             17,975,000          18,618,575
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                             5.43              3,991,000           3,706,174
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                             5.23              1,975,000           2,021,046
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                             0.54              1,625,000(d,m)      1,237,234
Credit Suisse First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                             6.18             11,794,853          12,256,516
Credit Suisse First Boston Mtge Securities
 Series 2004-C1 Cl A4
 01-15-37                             4.75             11,030,000          10,891,147
Credit Suisse First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                             3.82              1,138,154           1,123,652
Credit Suisse First Boston Mtge Securities
 Series 2005-C5 Cl A4
 08-15-38                             5.10             18,610,000          18,193,756
Federal Natl Mtge Assn #387486
 07-01-15                             4.70              9,032,759           9,311,685
Federal Natl Mtge Assn #735029
 09-01-13                             5.32                104,090             110,827
Federal Natl Mtge Assn #735390
 03-01-16                             4.87              2,170,739           2,269,948
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
 08-25-12                             4.72                 71,920              75,211
GE Capital Commercial Mtge
 Series 2001-3 Cl A2
 06-10-38                             6.07              9,784,000          10,247,652
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                             4.77              2,700,000           2,589,042
GE Capital Commercial Mtge
 Series 2005-C3 Cl A5
 07-10-45                             4.98             10,000,000           9,954,078
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                             5.25              3,824,106(d)        3,873,066
Greenwich Capital Commercial Funding
 Series 2003-C1 Cl A3
 07-05-35                             3.86              8,080,000           8,167,668
Greenwich Capital Commercial Funding
 Series 2003-C2 Cl A3
 01-05-36                             4.53              3,680,000           3,732,348
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                             4.88              1,725,000           1,746,446
GS Mtge Securities II
 Series 2004-GG2 Cl A3
 08-10-38                             4.60              5,367,310           5,363,234


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  159

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             1.08%            $8,650,000(d,m)     $7,103,453
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                             5.81              5,700,000             679,771
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A1
 07-12-37                             4.39              1,877,048           1,901,093
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                             4.13              1,581,840           1,585,567
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                             3.97                716,381             725,955
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                             4.77             10,950,000          11,011,680
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                             5.11              1,311,937           1,346,929
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                             4.18              1,862,651           1,860,740
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                             4.48              7,511,460           7,581,321
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
 12-15-44                             5.18              5,075,000           4,991,761
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                             5.49             10,020,000          10,013,694
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                             5.79             17,550,000          15,309,442
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                             6.20              5,925,000(d)        1,138,405
JPMorgan Chase Commercial Mtge Securities
 Series 2009-IWST Cl A1
 12-05-27                             4.31              7,275,000(d)        7,166,102
JPMorgan Chase Commercial Mtge Securities
 Series 2009-IWST Cl A2
 12-05-27                             5.63             11,600,000(d)       11,462,139
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                             3.97              2,500,000           2,435,155
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A6
 08-15-29                             5.02              4,000,000           3,716,858
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
 09-15-30                             4.93              5,600,000           5,655,912
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                             5.86              7,200,000           7,283,054
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
 07-15-40                             5.86              5,640,000           4,889,683
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                             4.71              2,732,623           2,746,478
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                             4.59             11,745,000          11,612,622
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                             5.80              5,575,000           5,756,611
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A2
 08-15-39                             5.79              2,100,000(m)        2,179,090
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                             6.07              3,605,000           3,745,470
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                             5.08             16,750,000(d)       17,030,333
Wachovia Bank Commercial Mtge Trust
 Series 2005-C16 Cl A2
 10-15-41                             4.38              2,178,327           2,198,199
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                             5.09              3,150,000           3,215,362
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                             5.56              9,850,000           9,627,646
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                             5.58              4,000,000           3,913,474
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                             5.73              6,375,000           6,247,612
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                             5.31              2,800,000           2,627,378
                                                                      ---------------
Total                                                                     324,441,481
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (37.6%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-9 Cl 1A4
 11-25-35                             4.95              5,200,000(m)        5,157,256
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-3 Cl 1A1
 04-25-34                             6.00              3,885,041           3,531,745
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                             6.00             16,004,436           8,829,398
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2004-E Cl 2A6
 06-25-34                             4.16                350,000(m)          295,376
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                             5.10              6,150,000(d,m)      5,189,110
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                             6.50                244,792             200,959
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2009-3 Cl 3A2
 01-19-34                             4.67             20,372,000(d,m)     18,744,548
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                            25.86              5,215,845(k)          626,724
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                             4.75              1,182,213           1,176,301
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A2
 05-25-35                             0.48              4,278,375(m)        2,358,230
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                             6.00              8,721,538           5,748,039
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-HY12 Cl A2
 08-25-36                             6.11                 47,535              43,153
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-OA11 Cl A3B1
 09-25-46                             0.41                116,821(m)           92,514
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH1 Cl A1A
 04-25-47                             0.32              3,101,298(m)        2,691,326
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             0.73             18,186,943(m)        2,123,013


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
160  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00%            $2,839,079(d)       $2,442,195
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                             5.30              3,514,215(m)        1,845,722
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB5 Cl 2A2
 09-20-36                             5.77              6,429,566(m)        1,040,693
Credit Suisse Mtge Capital Certificates
 Collateralized Mtge Obligation
 Series 2009-ASG Cl A
 11-28-39                             1.48             12,294,401(d,m)     12,294,401
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 12-25-34                             6.00             10,876,431           9,551,291
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
 02-25-37                             0.32              1,122,042(m)        1,067,541
FADR LLC
 Series 2009-2 Cl A
 01-28-40                             2.48             10,917,600(d,m)     10,617,366
Federal Home Loan Mtge Corp
 01-01-40                             4.50             24,500,000(g)       24,438,750
 01-01-40                             5.00             84,500,000(g)       86,638,864
 01-01-40                             5.50              1,500,000(g)        1,571,250
 01-01-40                             6.00             28,300,000(g)       30,006,830
Federal Home Loan Mtge Corp #1G3723
 08-01-37                             5.99              3,244,951(m)        3,468,045
Federal Home Loan Mtge Corp #A27373
 10-01-34                             6.50                385,874             415,297
Federal Home Loan Mtge Corp #A76134
 04-01-38                             7.00             10,170,456          11,092,144
Federal Home Loan Mtge Corp #B11452
 12-01-18                             6.00                855,961             916,660
Federal Home Loan Mtge Corp #B11835
 01-01-19                             5.50                 70,661              75,329
Federal Home Loan Mtge Corp #B12280
 02-01-19                             5.50                 93,822             100,020
Federal Home Loan Mtge Corp #C00356
 08-01-24                             8.00                 64,412              73,877
Federal Home Loan Mtge Corp #C14412
 09-01-28                             6.00              1,021,333           1,095,380
Federal Home Loan Mtge Corp #C46101
 08-01-29                             6.50                191,380             207,169
Federal Home Loan Mtge Corp #C53878
 12-01-30                             5.50                705,192             743,004
Federal Home Loan Mtge Corp #C59161
 10-01-31                             6.00              1,720,147           1,843,245
Federal Home Loan Mtge Corp #C79930
 06-01-33                             5.50              1,631,969           1,717,307
Federal Home Loan Mtge Corp #C80198
 08-01-24                             8.00                 35,301              40,488
Federal Home Loan Mtge Corp #C80253
 01-01-25                             9.00                 35,867              41,385
Federal Home Loan Mtge Corp #C90767
 12-01-23                             6.00              2,562,924           2,757,720
Federal Home Loan Mtge Corp #D95319
 03-01-22                             6.00                265,143             285,590
Federal Home Loan Mtge Corp #D96300
 10-01-23                             5.50                252,651             267,542
Federal Home Loan Mtge Corp #E01127
 02-01-17                             6.50              1,309,039           1,413,117
Federal Home Loan Mtge Corp #E01419
 05-01-18                             5.50                798,708             850,762
Federal Home Loan Mtge Corp #E98725
 08-01-18                             5.00              2,692,384           2,838,318
Federal Home Loan Mtge Corp #E99684
 10-01-18                             5.00              2,369,929           2,507,458
Federal Home Loan Mtge Corp #G01108
 04-01-30                             7.00              1,224,090           1,352,409
Federal Home Loan Mtge Corp #G01410
 04-01-32                             7.00                 53,352              58,708
Federal Home Loan Mtge Corp #G01427
 12-01-31                             6.50                452,073             488,946
Federal Home Loan Mtge Corp #G01535
 04-01-33                             6.00                372,291             404,283
Federal Home Loan Mtge Corp #G03419
 07-01-37                             6.00             33,935,443          36,045,803
Federal Home Loan Mtge Corp #G30225
 02-01-23                             6.00              3,197,983           3,444,602
Federal Home Loan Mtge Corp #H01724
 09-01-37                             6.00              8,779,470           9,280,517
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                            46.56                 72,382(k)            2,496
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                            24.79              4,969,551(k)          397,049
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3155 Cl PS
 05-15-36                            30.63             23,591,478(k)        2,963,425
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3517 Cl JI
 12-15-12                            36.72             17,764,882(k)          253,434
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3550 Cl GS
 07-15-39                            22.65             82,623,802(k)        9,189,585
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                             5.50              1,715,162           1,750,288
Federal Natl Mtge Assn
 01-01-25                             4.50             36,875,000(g)       37,923,651
 01-01-25                             5.00            127,795,000(g)      133,545,775
 01-01-25                             5.50             13,875,000(g)       14,672,813
 01-01-25                             6.00             15,000,000(g)       16,000,785
 01-01-40                             4.50             64,300,000(g)       64,179,438
 01-01-40                             5.00             50,000,000(g)       51,304,700
 01-01-40                             5.50            221,683,000(g)      232,039,808
 01-01-40                             6.00            151,050,000(g)      159,971,315
 01-01-40                             6.50              3,500,000(g)        3,748,283
 01-01-40                             7.00              1,000,000(g)        1,095,781
Federal Natl Mtge Assn #125032
 11-01-21                             8.00                 13,376              15,252
Federal Natl Mtge Assn #125474
 02-01-27                             7.50                425,970             480,303
Federal Natl Mtge Assn #190353
 08-01-34                             5.00              8,510,503           8,760,943
Federal Natl Mtge Assn #190899
 04-01-23                             8.50                122,229             134,151
Federal Natl Mtge Assn #190988
 06-01-24                             9.00                139,740             153,138
Federal Natl Mtge Assn #252440
 05-01-29                             7.00                 89,831              99,509
Federal Natl Mtge Assn #253883
 08-01-16                             6.00                313,005             335,444
Federal Natl Mtge Assn #254224
 02-01-17                             7.00                552,811             601,623
Federal Natl Mtge Assn #254560
 11-01-32                             5.00              1,962,420           2,022,314
Federal Natl Mtge Assn #254675
 01-01-23                             6.50                 94,769             103,024
Federal Natl Mtge Assn #254916
 09-01-23                             5.50              2,641,060           2,798,722
Federal Natl Mtge Assn #255364
 09-01-34                             6.00                297,341             317,133
Federal Natl Mtge Assn #256171
 03-01-26                             6.00             13,165,710          14,069,826
Federal Natl Mtge Assn #257016
 12-01-37                             7.00              4,695,619           5,152,088
Federal Natl Mtge Assn #303727
 02-01-11                             6.00                  8,792               9,119
Federal Natl Mtge Assn #323715
 05-01-29                             6.00                 42,322              45,364
Federal Natl Mtge Assn #442411
 11-01-28                             6.50                815,688             884,002
Federal Natl Mtge Assn #445254
 12-01-13                             5.50                733,564             782,024


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  161

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #446964
 10-01-28                             6.00%            $2,676,610          $2,868,991
Federal Natl Mtge Assn #450370
 01-01-29                             6.50                997,016           1,080,516
Federal Natl Mtge Assn #484820
 04-01-14                             5.50                  3,623               3,862
Federal Natl Mtge Assn #50553
 04-01-22                             8.00                 54,258              62,003
Federal Natl Mtge Assn #510587
 08-01-29                             7.00                 60,908              67,469
Federal Natl Mtge Assn #545339
 11-01-31                             6.50                 60,804              66,616
Federal Natl Mtge Assn #545342
 04-01-13                             7.00                 45,287              47,065
Federal Natl Mtge Assn #545869
 07-01-32                             6.50                884,419             960,217
Federal Natl Mtge Assn #545874
 08-01-32                             6.50                 78,057              85,225
Federal Natl Mtge Assn #545885
 08-01-32                             6.50              1,915,564           2,090,359
Federal Natl Mtge Assn #545910
 08-01-17                             6.00                825,498             891,707
Federal Natl Mtge Assn #555340
 04-01-33                             5.50                 99,477             105,770
Federal Natl Mtge Assn #555375
 04-01-33                             6.00              6,256,497           6,779,516
Federal Natl Mtge Assn #555376
 04-01-18                             4.50                113,277             118,068
Federal Natl Mtge Assn #555458
 05-01-33                             5.50              7,931,344           8,322,994
Federal Natl Mtge Assn #555528
 04-01-33                             6.00             14,500,295          15,497,190
Federal Natl Mtge Assn #555734
 07-01-23                             5.00              2,250,271           2,337,785
Federal Natl Mtge Assn #576603
 03-01-15                             6.00              1,429,200           1,528,087
Federal Natl Mtge Assn #606882
 10-01-31                             7.00                274,889             306,222
Federal Natl Mtge Assn #609621
 11-01-31                             7.00              1,701,498           1,895,442
Federal Natl Mtge Assn #615135
 11-01-16                             6.00                 93,084              99,757
Federal Natl Mtge Assn #617746
 08-01-32                             6.50                121,270             131,047
Federal Natl Mtge Assn #626720
 01-01-17                             6.00                 79,387              85,079
Federal Natl Mtge Assn #630599
 05-01-32                             7.00              2,539,289           2,802,408
Federal Natl Mtge Assn #634367
 03-01-17                             6.50                525,469             565,256
Federal Natl Mtge Assn #645569
 06-01-32                             7.00                194,084             214,195
Federal Natl Mtge Assn #646938
 06-01-32                             7.00                942,209           1,039,840
Federal Natl Mtge Assn #647549
 08-01-17                             6.00                855,314             916,631
Federal Natl Mtge Assn #650009
 09-01-31                             7.50                  7,823               8,824
Federal Natl Mtge Assn #650159
 10-01-32                             6.50              1,728,357           1,891,882
Federal Natl Mtge Assn #652600
 02-01-18                             5.50              3,139,380           3,342,845
Federal Natl Mtge Assn #667604
 10-01-32                             5.50              3,906,851           4,110,536
Federal Natl Mtge Assn #667721
 03-01-33                             6.00              1,465,021           1,581,596
Federal Natl Mtge Assn #667787
 02-01-18                             5.50                405,865             432,804
Federal Natl Mtge Assn #669925
 09-01-17                             6.50              1,200,626           1,305,469
Federal Natl Mtge Assn #670382
 09-01-32                             6.00              3,527,062           3,769,547
Federal Natl Mtge Assn #670387
 08-01-32                             7.00                490,838             543,189
Federal Natl Mtge Assn #672289
 12-01-17                             5.50                239,275             256,610
Federal Natl Mtge Assn #677089
 01-01-33                             5.50                 89,776              94,457
Federal Natl Mtge Assn #677695
 02-01-33                             6.50                205,776             225,121
Federal Natl Mtge Assn #678028
 09-01-17                             6.00                309,320             331,495
Federal Natl Mtge Assn #683116
 02-01-33                             6.00                384,176             410,588
Federal Natl Mtge Assn #684585
 02-01-33                             5.50                353,781             375,059
Federal Natl Mtge Assn #684586
 03-01-33                             6.00              1,059,960           1,134,572
Federal Natl Mtge Assn #684601
 03-01-33                             6.00                891,056             966,017
Federal Natl Mtge Assn #687051
 01-01-33                             6.00              3,523,177           3,732,366
Federal Natl Mtge Assn #688691
 03-01-33                             5.50                298,719             313,966
Federal Natl Mtge Assn #689093
 07-01-28                             5.50                898,479             950,376
Federal Natl Mtge Assn #694316
 03-01-18                             5.50              1,059,446           1,129,867
Federal Natl Mtge Assn #694546
 03-01-33                             5.50                921,806             968,857
Federal Natl Mtge Assn #694628
 04-01-33                             5.50              1,618,203           1,719,801
Federal Natl Mtge Assn #694795
 04-01-33                             5.50              2,009,478           2,136,127
Federal Natl Mtge Assn #694988
 03-01-33                             5.50              3,739,838           3,936,426
Federal Natl Mtge Assn #695202
 03-01-33                             6.50              1,080,140           1,165,201
Federal Natl Mtge Assn #704610
 06-01-33                             5.50                116,512             122,459
Federal Natl Mtge Assn #709901
 06-01-18                             5.00              1,622,307           1,716,633
Federal Natl Mtge Assn #711501
 05-01-33                             5.50                902,580             951,308
Federal Natl Mtge Assn #723687
 08-01-28                             5.50              1,445,663           1,529,165
Federal Natl Mtge Assn #724867
 06-01-18                             5.00                 65,669              69,483
Federal Natl Mtge Assn #725232
 03-01-34                             5.00              8,900,331           9,170,586
Federal Natl Mtge Assn #725284
 11-01-18                             7.00                 44,902              47,483
Federal Natl Mtge Assn #725424
 04-01-34                             5.50             31,008,808          32,591,551
Federal Natl Mtge Assn #725431
 08-01-15                             5.50                 33,491              35,704
Federal Natl Mtge Assn #725684
 05-01-18                             6.00              2,714,950           2,927,480
Federal Natl Mtge Assn #725773
 09-01-34                             5.50             12,529,598          13,169,130
Federal Natl Mtge Assn #725813
 12-01-33                             6.50              4,849,328           5,231,213
Federal Natl Mtge Assn #726940
 08-01-23                             5.50                 42,048              44,565
Federal Natl Mtge Assn #730153
 08-01-33                             5.50                355,427             373,568
Federal Natl Mtge Assn #730231
 08-01-23                             5.50              4,355,759           4,615,782
Federal Natl Mtge Assn #731075
 07-01-18                             5.50                 84,220              89,959
Federal Natl Mtge Assn #731417
 09-01-18                             5.50                808,995             862,692
Federal Natl Mtge Assn #732094
 08-01-18                             5.50                 43,338              46,204
Federal Natl Mtge Assn #735212
 12-01-34                             5.00             18,808,513(i)       19,361,993
Federal Natl Mtge Assn #735224
 02-01-35                             5.50             26,963,950          28,340,236
Federal Natl Mtge Assn #742840
 10-01-18                             5.50                741,080             790,724
Federal Natl Mtge Assn #743262
 10-01-18                             5.00              1,650,812           1,746,301
Federal Natl Mtge Assn #743455
 10-01-18                             5.50              2,551,776           2,723,071
Federal Natl Mtge Assn #743579
 11-01-33                             5.50                 63,418              66,655
Federal Natl Mtge Assn #745079
 12-01-20                             5.00                344,614             362,211
Federal Natl Mtge Assn #745275
 02-01-36                             5.00             22,598,205          23,234,957
Federal Natl Mtge Assn #745278
 06-01-19                             4.50             10,091,529          10,518,412
Federal Natl Mtge Assn #745283
 01-01-36                             5.50             36,255,504          38,083,387
Federal Natl Mtge Assn #745355
 03-01-36                             5.00              6,839,027           7,031,732
Federal Natl Mtge Assn #745392
 12-01-20                             4.50             26,224,684          27,268,456


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
162  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #745563
 08-01-34                             5.50%           $10,269,654         $10,793,834
Federal Natl Mtge Assn #747584
 11-01-28                             5.50              2,878,894           3,045,180
Federal Natl Mtge Assn #753074
 12-01-28                             5.50                 95,507             101,024
Federal Natl Mtge Assn #756844
 02-01-19                             5.00              1,172,324(i)        1,233,649
Federal Natl Mtge Assn #759330
 01-01-19                             6.50                 68,457              74,061
Federal Natl Mtge Assn #759342
 01-01-34                             6.50                571,058             623,302
Federal Natl Mtge Assn #761031
 01-01-34                             5.00                412,719             427,676
Federal Natl Mtge Assn #763703
 04-01-34                             5.50             18,181,506          19,109,522
Federal Natl Mtge Assn #763754
 02-01-29                             5.50                 82,280              86,943
Federal Natl Mtge Assn #763798
 03-01-34                             5.50                169,131             179,364
Federal Natl Mtge Assn #765758
 02-01-19                             5.00              1,677,253           1,767,087
Federal Natl Mtge Assn #776962
 04-01-29                             5.00              6,550,756           6,788,153
Federal Natl Mtge Assn #776987
 04-01-29                             5.00                213,311             221,042
Federal Natl Mtge Assn #785506
 06-01-34                             5.00                472,441             486,344
Federal Natl Mtge Assn #785738
 11-01-19                             5.00              5,533,515(i)        5,822,976
Federal Natl Mtge Assn #791447
 10-01-34                             6.00                239,898             255,866
Federal Natl Mtge Assn #797232
 09-01-34                             5.50              7,997,208           8,405,400
Federal Natl Mtge Assn #811114
 02-01-35                             5.50             13,531,522          14,213,737
Federal Natl Mtge Assn #829227
 08-01-35                             6.00                293,545             312,350
Federal Natl Mtge Assn #831809
 09-01-36                             6.00             40,982,780(i)       43,531,396
Federal Natl Mtge Assn #833731
 07-01-20                             5.00              9,001,927           9,461,571
Federal Natl Mtge Assn #885871
 06-01-36                             7.00              3,747,815           4,146,531
Federal Natl Mtge Assn #886291
 07-01-36                             7.00                119,059             132,092
Federal Natl Mtge Assn #886404
 08-01-36                             6.50              6,844,345           7,344,837
Federal Natl Mtge Assn #886464
 08-01-36                             6.50              3,517,765           3,775,002
Federal Natl Mtge Assn #887589
 07-01-36                             6.50              4,452,755           4,779,370
Federal Natl Mtge Assn #887648
 07-01-36                             5.94              2,932,695(m)        3,107,691
Federal Natl Mtge Assn #888103
 09-01-36                             5.50                186,213             195,601
Federal Natl Mtge Assn #888414
 11-01-35                             5.00              5,897,366           6,063,537
Federal Natl Mtge Assn #894547
 05-01-35                             2.94              7,513,945(m)        7,775,460
Federal Natl Mtge Assn #909188
 05-01-38                             7.00             10,061,624          11,034,614
Federal Natl Mtge Assn #909200
 06-01-38                             7.00              7,880,135           8,642,168
Federal Natl Mtge Assn #909214
 07-01-38                             7.00              8,090,838           8,873,246
Federal Natl Mtge Assn #940811
 07-01-37                             6.50              6,546,333           7,017,874
Federal Natl Mtge Assn #942502
 08-01-37                             7.00             20,012,749          21,958,225
Federal Natl Mtge Assn #950788
 10-01-37                             6.50             20,551,949          22,032,331
Federal Natl Mtge Assn #976421
 03-01-23                             4.50              5,665,724           5,839,880
Federal Natl Mtge Assn #AC3035
 10-01-39                             5.00             49,647,358          50,999,734
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                             0.00             12,679,070(k)        2,483,825
 07-25-33                             5.89                547,247(k)          107,206
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                             5.34              1,111,899(k)          153,376
 12-25-31                            20.00                190,136(k)           26,227
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                            20.00                853,556(k)           77,328
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-22 Cl JS
 03-25-37                            27.84             17,826,447(k)        2,254,170
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2008-40 Cl AI
 08-25-12                            15.81             76,264,393(k)        1,430,918
Govt Natl Mtge Assn
 01-01-40                             4.50             90,000,000(g)       90,056,250
 01-01-40                             5.50            125,000,000(g)      130,937,500
 01-01-40                             6.00             62,000,000(g)       65,506,844
Govt Natl Mtge Assn #604708
 10-15-33                             5.50              2,597,783           2,741,185
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
 08-20-32                             0.00              1,552,147(k)          214,984
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                            42.42                147,075(k)            3,180
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
 01-19-38                             0.32              2,578,055(m)        2,536,237
IndyMac INDA Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR1 Cl A1
 08-25-36                             5.86              1,092,669(m)        1,036,710
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                             0.00             31,307,147(b,k,q)           --
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-AR25 Cl 3A3
 09-25-36                            20.00             37,872,177(k)          406,073
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
 12-25-35                             5.64              3,881,817(m)        2,943,836
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR13 Cl A1
 07-25-36                             5.83                151,277(m)           97,037
JPMorgan Mtge Trust
 Collateralized Mtge Obligation
 Series 2004-S2 Cl 4A5
 11-25-34                             6.00              5,172,081           4,541,936
LVII Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-3 Cl A1
 11-27-37                             5.78             10,855,196(d,m)     10,963,748
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                             5.00              2,444,681           2,310,224
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                             6.00                177,060             163,783
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                             5.00              1,614,397           1,533,627


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  163

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                             5.00%            $2,391,390          $2,271,539
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2AR Cl 3A
 02-25-34                             4.89                158,001(m)          145,914
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                             5.88              5,367,543(m)        4,018,043
Washington Mutual Alternative Mtge
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2007-0C1 Cl A2
 01-25-47                             0.35                266,291(m)          117,054
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                             5.50             27,066,266          24,215,850
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-AR6 Cl A1
 04-25-35                             5.03             14,645,530(m)       13,977,277
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-8 Cl 2A7
 07-25-37                             6.00             27,707,451          26,336,220
                                                                      ---------------
Total                                                                   2,103,143,111
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.2%)
L-3 Communications
 07-15-13                             6.13              3,180,000(e)        3,211,800
L-3 Communications
 Series B
 10-15-15                             6.38              5,682,000           5,703,307
TransDigm
 07-15-14                             7.75              1,985,000(d)        2,012,294
                                                                      ---------------
Total                                                                      10,927,401
-------------------------------------------------------------------------------------

BANKING (1.7%)
Bank of America
 Sr Unsecured
 05-01-18                             5.65             33,735,000(e)       34,329,961
Citigroup
 Sr Unsecured
 05-15-18                             6.13             27,180,000(e)       27,326,989
Morgan Stanley
 Sr Unsecured
 04-01-18                             6.63             10,010,000(e)       10,822,492
 09-23-19                             5.63              6,645,000(e)        6,694,849
Wells Fargo & Co
 Sr Unsecured
 12-11-17                             5.63             15,449,000          16,069,370
                                                                      ---------------
Total                                                                      95,243,661
-------------------------------------------------------------------------------------

BROKERAGE (0.1%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                             6.88             14,055,000(b,p)      2,916,413
-------------------------------------------------------------------------------------

CHEMICALS (0.8%)
Airgas
 10-01-18                             7.13              3,770,000(d)        3,930,225
Ashland
 06-01-17                             9.13              2,065,000(d,e)      2,266,338
Chemtura
 06-01-16                             6.88              3,580,000(b)        3,794,800
Dow Chemical
 Sr Unsecured
 05-15-19                             8.55             23,205,000(e)       27,686,929
INVISTA
 Sr Unsecured
 05-01-12                             9.25              2,565,000(d)        2,603,475
Nalco
 Sr Nts
 05-15-17                             8.25              6,308,000(d,e)      6,686,480
                                                                      ---------------
Total                                                                      46,968,247
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
Jarden
 05-01-16                             8.00              2,995,000           3,092,338
Visant Holding
 Sr Disc Nts
 12-01-13                            10.25              2,880,000           2,973,600
                                                                      ---------------
Total                                                                       6,065,938
-------------------------------------------------------------------------------------

ELECTRIC (7.0%)
Arizona Public Service
 Sr Unsecured
 10-15-11                             6.38              4,500,000           4,817,196
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                             7.00             15,950,000(e)       18,212,546
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                             8.88             39,030,000          48,186,439
Consumers Energy
 1st Mtge
 03-15-15                             5.00             10,095,000          10,737,153
 02-15-17                             5.15              2,265,000           2,347,614
 09-15-18                             5.65              3,550,000           3,712,551
 04-15-20                             5.65              6,185,000           6,457,425
Consumers Energy
 1st Mtge Series J
 02-15-14                             6.00              4,700,000           5,166,005
Detroit Edison
 Sr Secured
 10-01-13                             6.40              7,450,000           8,229,404
DTE Energy
 Sr Unsecured
 06-01-11                             7.05              1,220,000           1,292,580
 05-15-14                             7.63             24,775,000          27,657,721
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                             7.38             10,255,000          10,361,679
Edison Mission Energy
 Sr Unsecured
 06-15-13                             7.50              2,955,000(e)        2,777,700
Exelon
 Sr Unsecured
 06-15-10                             4.45             14,945,000          15,191,891
FirstEnergy
 Sr Unsecured Series B
 11-15-11                             6.45                367,000             397,498
Indiana Michigan Power
 Sr Unsecured
 03-15-19                             7.00              6,195,000           6,913,227
 03-15-37                             6.05              7,910,000           7,866,321
KCP&L Greater Missouri Operations
 Sr Unsecured
 07-01-12                            11.88              2,430,000(e)        2,813,840
Majapahit Holding
 10-17-16                             7.75                620,000(c,d)        656,456
Metropolitan Edison
 Sr Unsecured
 03-15-13                             4.95              1,800,000           1,872,945
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                             8.56                834,800(e)          843,148
Nevada Power
 04-15-12                             6.50              1,000,000           1,072,132
 08-01-18                             6.50             10,835,000          11,618,243
Nevada Power
 Series L
 01-15-15                             5.88             14,459,000          15,516,632
Nevada Power
 Series M
 03-15-16                             5.95              9,991,000(e)       10,586,723
NiSource Finance
 03-01-13                             6.15             22,425,000          23,877,153
 09-15-17                             5.25             12,745,000          12,535,676
 01-15-19                             6.80              2,910,000           3,112,091
 09-15-20                             5.45             16,150,000          15,660,671
NRG Energy
 02-01-16                             7.38             13,520,000(e)       13,536,900
Ohio Edison
 Sr Unsecured
 05-01-15                             5.45              3,050,000           3,216,039
Ohio Power
 Sr Unsecured Series H
 01-15-14                             4.85                950,000             992,887
Oncor Electric Delivery LLC
 Sr Secured
 05-01-12                             6.38              3,178,000           3,432,386
PacifiCorp
 1st Mtge
 09-15-13                             5.45              5,605,000           6,103,150


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
164  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
Portland General Electric
 03-15-10                             7.88%            $1,345,000          $1,361,308
Potomac Electric Power
 1st Mtge
 04-15-14                             4.65              4,045,000           4,245,563
PPL Electric Utilities
 1st Mtge
 11-30-13                             7.13              8,925,000          10,212,127
Progress Energy
 Sr Unsecured
 03-01-11                             7.10              4,260,000           4,508,886
 12-01-39                             6.00              3,075,000           3,059,699
SCANA
 Sr Unsecured
 05-15-11                             6.88              2,155,000           2,281,634
Sierra Pacific Power
 09-01-13                             5.45              3,495,000           3,727,484
Sierra Pacific Power
 Series M
 05-15-16                             6.00             29,656,000          31,429,282
Tampa Electric
 Sr Unsecured
 05-15-18                             6.10              7,500,000           7,982,093
Toledo Edison
 1st Mtge
 05-01-20                             7.25              2,585,000           2,949,831
TransAlta
 Sr Unsecured
 01-15-15                             4.75              9,770,000(c)        9,862,183
                                                                      ---------------
Total                                                                     389,392,112
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.4%)
Regal Cinemas
 07-15-19                             8.63              1,870,000(e)        1,944,800
Speedway Motorsports
 06-01-16                             8.75              5,015,000           5,278,288
Time Warner
 11-15-11                             5.50             10,490,000          11,136,991
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                             9.30              1,730,350(h)        1,784,510
                                                                      ---------------
Total                                                                      20,144,589
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (3.8%)
Anheuser-Busch InBev Worldwide
 01-15-14                             7.20             23,490,000(d)       26,641,442
ConAgra Foods
 Sr Unsecured
 09-15-11                             6.75              1,317,000           1,421,931
Del Monte
 Sr Sub Nts
 10-15-19                             7.50              3,650,000(d)        3,759,500
Dr Pepper Snapple Group
 12-21-11                             1.70             39,600,000(e)       39,562,556
HJ Heinz Finance
 07-15-11                             6.63              5,220,000           5,605,179
 08-01-39                             7.13             15,140,000(d,e)     17,116,345
Kraft Foods
 Sr Unsecured
 02-11-13                             6.00              4,535,000           4,863,370
 10-01-13                             5.25              2,465,000           2,604,854
 08-11-17                             6.50             22,360,000          24,261,721
 02-01-18                             6.13             21,900,000(e)       23,028,770
 01-26-39                             6.88              3,085,000           3,241,195
Molson Coors Capital Finance
 09-22-10                             4.85             16,215,000(c)       16,705,147
SABMiller
 Sr Unsecured
 07-01-11                             6.20              3,553,000(c,d)      3,760,147
 01-15-14                             5.70             34,835,000(c,d)     37,634,271
 07-15-18                             6.50              1,675,000(c,d)      1,830,621
                                                                      ---------------
Total                                                                     212,037,049
-------------------------------------------------------------------------------------

GAMING (0.2%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                             7.13              2,977,000           2,589,990
MGM MIRAGE
 Sr Secured
 11-15-17                            11.13              3,330,000(d)        3,696,300
MGM MIRAGE
 Sr Unsecured
 03-01-18                            11.38              4,665,000(d,e)      4,175,175
                                                                      ---------------
Total                                                                      10,461,465
-------------------------------------------------------------------------------------

GAS PIPELINES (3.9%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                             7.75             22,402,000          23,692,310
CenterPoint Energy Resources
 Sr Unsecured Series B
 04-01-13                             7.88              7,050,000           7,940,937
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80             61,010,000          67,359,007
El Paso
 Sr Unsecured
 12-12-13                            12.00              3,420,000(e)        4,001,400
Northern Natural Gas
 Sr Unsecured
 06-01-11                             7.00                660,000(d)          709,258
Northwest Pipeline
 Sr Unsecured
 06-15-16                             7.00             11,695,000          13,168,453
 04-15-17                             5.95             12,945,000          13,822,010
Southern Natural Gas
 Sr Unsecured
 04-01-17                             5.90             33,068,000(d,e)     33,958,720
Southern Star Central
 Sr Nts
 03-01-16                             6.75              1,750,000           1,688,750
TransCapitalInvest for Transneft
 Secured
 08-07-18                             8.70                950,000(c,d,e)    1,088,616
Transcontinental Gas Pipe Line LLC
 Sr Unsecured
 04-15-16                             6.40             27,130,000          29,595,059
Transcontinental Gas Pipe Line LLC
 Sr Unsecured Series B
 08-15-11                             7.00             13,192,000          14,187,468
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                             7.25              6,221,000           6,284,404
                                                                      ---------------
Total                                                                     217,496,392
-------------------------------------------------------------------------------------

HEALTH CARE (0.5%)
Cardinal Health
 Sr Unsecured
 06-15-12                             5.65              4,810,000(e)        5,128,067
DaVita
 03-15-13                             6.63              9,887,000           9,911,717
HCA
 Sr Secured Pay-in-kind
 11-15-16                             9.63              4,702,000(e,r)      5,089,915
Omnicare
 12-15-13                             6.75              3,410,000           3,341,800
Select Medical
 02-01-15                             7.63              5,705,000           5,533,850
                                                                      ---------------
Total                                                                      29,005,349
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.1%)
K Hovnanian Enterprises
 Sr Secured
 10-15-16                            10.63              4,720,000(d)        4,932,400
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (2.5%)
Anadarko Finance
 Series B
 05-01-11                             6.75              3,765,000(c)        3,978,596
Anadarko Petroleum
 Sr Unsecured
 09-15-16                             5.95              4,054,000           4,385,200
Canadian Natural Resources
 Sr Unsecured
 05-15-17                             5.70              9,137,000(c)        9,761,934
Chesapeake Energy
 06-15-15                             6.38              1,240,000           1,215,200
 01-15-16                             6.63              4,000,000(e)        3,960,000
Denbury Resources
 03-01-16                             9.75              2,930,000(e)        3,127,775
Devon Financing
 09-30-11                             6.88              2,210,000(c)        2,400,756


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  165

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INDEPENDENT ENERGY (CONT.)
EnCana
 Sr Unsecured
 11-01-11                             6.30%           $24,835,000(c)      $26,711,085
 10-15-13                             4.75              1,080,000(c)        1,133,775
 12-01-17                             5.90              2,794,000(c)        3,004,846
Forest Oil
 Sr Nts
 02-15-14                             8.50              5,120,000(d,e)      5,350,400
Kerr-McGee
 09-15-11                             6.88              8,630,000           9,288,620
Nexen
 Sr Unsecured
 11-20-13                             5.05             24,617,000(c)       25,955,568
 05-15-37                             6.40              4,000,000(c)        4,030,068
Petrohawk Energy
 08-01-14                            10.50              2,105,000(e)        2,302,344
Quicksilver Resources
 08-01-15                             8.25              4,321,000(e)        4,429,025
Range Resources
 05-15-16                             7.50              2,946,000           3,027,015
 05-15-19                             8.00              8,840,000           9,458,800
SandRidge Energy
 06-01-18                             8.00              2,815,000(d)        2,765,738
Woodside Finance
 11-10-14                             4.50             13,120,000(c,d)     13,213,229
                                                                      ---------------
Total                                                                     139,499,974
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.2%)
Petro-Canada
 Sr Unsecured
 07-15-13                             4.00              1,870,000(c)        1,930,642
Suncor Energy
 Sr Unsecured
 06-01-18                             6.10              7,130,000(c)        7,650,711
TNK-BP Finance
 03-13-18                             7.88                705,000(c,d,e)      724,388
                                                                      ---------------
Total                                                                      10,305,741
-------------------------------------------------------------------------------------

MEDIA CABLE (1.4%)
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                             8.00              4,325,000(d)        4,443,938
Comcast
 03-15-11                             5.50             20,493,000(e)       21,407,452
 03-15-37                             6.45              1,990,000(e)        2,051,829
 07-01-39                             6.55             14,000,000(e)       14,677,152
CSC Holdings LLC
 Sr Unsecured
 02-15-19                             8.63              1,625,000(d,e)      1,742,813
DISH DBS
 02-01-16                             7.13              6,920,000           7,067,050
TCM Sub LLC
 01-15-15                             3.55             19,605,000(d)       19,316,529
Time Warner Cable
 02-01-20                             5.00              6,430,000(e)        6,254,130
                                                                      ---------------
Total                                                                      76,960,893
-------------------------------------------------------------------------------------

MEDIA NON CABLE (1.3%)
Lamar Media
 04-01-14                             9.75              3,510,000(e)        3,874,163
Liberty Media LLC
 Sr Unsecured
 05-15-13                             5.70              4,112,000(e)        3,916,680
News America
 01-09-38                             6.75             10,789,000(e)       11,191,623
Nielsen Finance LLC
 08-01-14                            10.00              2,425,000(e)        2,528,063
Rainbow Natl Services LLC
 09-01-12                             8.75              2,685,000(d)        2,735,344
Reed Elsevier Capital
 08-01-11                             6.75              9,625,000          10,308,518
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                             6.13             38,076,000          37,642,275
Thomson Reuters
 07-15-13                             5.95                710,000(c)          777,245
                                                                      ---------------
Total                                                                      72,973,911
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.4%)
General Electric Capital
 Sr Unsecured
 01-10-39                             6.88             19,015,000(e)       19,636,505
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.2%)
Expro Finance Luxembourg
 Sr Secured
 12-15-16                             8.50              6,570,000(c,d,e)    6,432,204
Gaz Capital for Gazprom
 Sr Unsecured
 11-22-16                             6.21              2,425,000(c,d)      2,328,000
KazMunaiGaz Finance
 07-02-18                             9.13                980,000(c,d)      1,073,326
                                                                      ---------------
Total                                                                       9,833,530
-------------------------------------------------------------------------------------

PACKAGING (0.3%)
Ball
 03-15-18                             6.63                835,000(e)          826,650
Crown Americas LLC/Capital
 11-15-15                             7.75              5,980,000(e)        6,189,300
Greif
 Sr Unsecured
 02-01-17                             6.75              2,065,000           2,023,700
Owens-Brockway Glass Container
 05-15-13                             8.25              4,520,000(e)        4,644,300
Reynolds Group Issuer LLC
 Sr Secured
 10-15-16                             7.75              2,787,000(d,e)      2,856,675
                                                                      ---------------
Total                                                                      16,540,625
-------------------------------------------------------------------------------------

PAPER (0.2%)
Cascades
 Sr Nts
 12-15-17                             7.75              7,270,000(c,d,e)    7,388,138
Georgia-Pacific LLC
 01-15-17                             7.13              2,670,000(d,e)      2,703,375
NewPage
 Sr Secured
 12-31-14                            11.38              3,650,000(d,e)      3,686,500
                                                                      ---------------
Total                                                                      13,778,013
-------------------------------------------------------------------------------------

RAILROADS (0.1%)
Canadian Pacific Railway
 Sr Unsecured
 05-15-37                             5.95              1,585,000(c)        1,504,831
CSX
 Sr Unsecured
 03-15-11                             6.75                354,000             375,975
 03-15-12                             6.30              2,605,000           2,818,435
 03-15-13                             5.75                135,000             146,044
                                                                      ---------------
Total                                                                       4,845,285
-------------------------------------------------------------------------------------

RESTAURANTS (--%)
Yum! Brands
 Sr Unsecured
 11-15-37                             6.88              2,262,000           2,444,077
-------------------------------------------------------------------------------------

RETAILERS (0.3%)
CVS Caremark
 Sr Unsecured
 09-15-39                             6.13             16,660,000          16,511,709
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.6%)
Erac USA Finance
 10-15-17                             6.38             30,270,000(d)       31,587,921
-------------------------------------------------------------------------------------

WIRELESS (0.8%)
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                             7.75              6,750,000(d)        7,188,750
Cricket Communications
 Sr Secured
 05-15-16                             7.75              3,035,000(e)        3,027,413
Nextel Communications
 Series D
 08-01-15                             7.38              2,865,000(e)        2,786,213
SBA Telecommunications
 08-15-16                             8.00              2,460,000(d)        2,570,700
 08-15-19                             8.25                805,000(d,e)        853,300
Sprint Nextel
 Sr Unsecured
 08-15-17                             8.38              4,610,000(e)        4,702,200
US Cellular
 Sr Unsecured
 12-15-33                             6.70             22,433,000          22,061,710
                                                                      ---------------
Total                                                                      43,190,286
-------------------------------------------------------------------------------------

WIRELINES (4.6%)
AT&T
 Sr Unsecured
 03-15-11                             6.25             14,743,000          15,612,439
 02-15-39                             6.55             41,705,000(e)       43,942,974


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
166  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
BellSouth
 Sr Unsecured
 10-15-11                             6.00%            $8,215,000          $8,883,011
Qwest
 Sr Unsecured
 10-01-14                             7.50             10,255,000          10,652,381
 06-15-15                             7.63              2,970,000           3,073,950
Telecom Italia Capital
 11-15-13                             5.25              2,707,000(c)        2,847,198
Telefonica Emisiones SAU
 06-20-11                             5.98              1,575,000(c,e)      1,665,796
Telefonica Europe
 09-15-10                             7.75             23,674,000(c)       24,765,561
TELUS
 Sr Unsecured
 06-01-11                             8.00             43,683,000(c)       47,291,346
Verizon New York
 Sr Unsecured Series A
 04-01-12                             6.88             39,260,000          42,715,469
Verizon New York
 Sr Unsecured Series B
 04-01-32                             7.38             29,358,000          31,624,526
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                             5.65             10,212,000(e)       10,852,241
Windstream
 08-01-16                             8.63              4,208,000           4,281,640
 11-01-17                             7.88              6,177,000(d)        6,115,230
                                                                      ---------------
Total                                                                     254,323,762
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $6,157,130,841)                                                 $6,231,928,024
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (0.6%)(j)
                                                       AMOUNT
                                    COUPON           PAYABLE AT
ISSUER                               RATE             MATURITY               VALUE(a)
U.S. AGENCIES
Citibank
 FDIC Govt Guaranty
 05-07-12                             1.88%           $32,770,000         $32,944,369
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $32,859,891)                                                       $32,944,369
-------------------------------------------------------------------------------------



SENIOR LOANS (0.2%)(n)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (0.1%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 05-05-13                             2.56%            $2,877,710          $2,515,118
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 05-05-13                             2.56                624,005             545,380
                                                                      ---------------
Total                                                                       3,060,498
-------------------------------------------------------------------------------------

MEDIA CABLE (--%)
Charter Communications Operating LLC
 Term Loan
 03-06-14                             2.26                 12,662              11,853
-------------------------------------------------------------------------------------

WIRELINES (0.1%)
FairPoint Communications
 Tranche B Term Loan
 03-31-15                             0.00             11,052,378(b)        8,597,203
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $7,791,052)                                                        $11,669,554
-------------------------------------------------------------------------------------





MONEY MARKET FUND (7.6%)(u)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%             426,526,732(t)       $426,526,732
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $426,526,732)                                                     $426,526,732
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (16.5%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND (0.3%)
JPMorgan Prime Money Market Fund                     17,198,532           $17,198,532
-------------------------------------------------------------------------------------





                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (1.4%)
Antalis US Funding
 01-20-10                            0.23%           $14,993,963          $14,993,963
Cancara Asset Securitisation LLC
 01-20-10                            0.28             24,982,305           24,982,305
 02-12-10                            0.27             14,990,100           14,990,100
Grampian Funding LLC
 01-04-10                            0.25             14,996,458           14,996,458
Rhein-Main Securitisation
 02-16-10                            0.35              9,991,056            9,991,056
                                                                      ---------------
Total                                                                      79,953,882
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (12.3%)
Banco Bilbao Viz Argentaria, London
 03-01-10                            0.26              3,501,776            3,501,776
Banco Espirito Santo e Commerciale
 01-07-10                            0.47              9,999,086            9,999,086
Banco Popular Caisse d'Epargne
 02-22-10                            0.27              4,996,477            4,996,477
Banco Popular Espanol
 01-06-10                            0.32             19,991,604           19,991,604
 01-25-10                            0.41             14,994,535           14,994,535
Banco Santander Central Hispano
 01-13-10                            0.32             15,000,000           15,000,000
Bank of Austria
 01-15-10                            0.30              9,997,501            9,997,501
Bank of Tokyo Securities
 01-19-10                            0.30              5,000,066            5,000,066
 03-23-10                            0.29              4,000,000            4,000,000
Banque Federative du Credit Mutuel
 02-08-10                            0.36              9,990,609            9,990,609
 02-18-10                            0.33              4,995,787            4,995,787
Barclays Bank
 02-16-10                            0.36             10,000,000           10,000,000
Bayrische Hypo-Und Vereinsbank
 02-01-10                            0.43             10,000,000           10,000,000
Caisse Des Depots
 01-28-10                            0.27             24,982,762           24,982,762
 03-01-10                            0.28             14,989,507           14,989,507
Caixa Geral de Deposit
 01-08-10                            0.35             10,000,000           10,000,000
 03-04-10                            0.30             20,000,000           20,000,000
 03-15-10                            0.30             24,000,000           24,000,000
Clydesdale Bank
 01-07-10                            0.30             25,000,000           25,000,000
 02-08-10                            0.30             20,000,000           20,000,000
Commerzbank
 01-04-10                            0.23             19,996,040           19,996,040
Credit Industrial et Commercial
 01-06-10                            0.38             15,000,000           15,000,000
 01-13-10                            0.39             10,000,000           10,000,000
 03-04-10                            0.38              5,000,000            5,000,000
 03-10-10                            0.35             10,000,000           10,000,000
Dexia Bank
 01-11-10                            0.40             39,985,338           39,985,338
DZ Bank
 01-05-10                            0.29              9,995,173            9,995,173
Hong Kong Shanghai Bank
 01-04-10                            0.29             25,000,000           25,000,000
Jyske Bank
 03-03-10                            0.41             19,979,748           19,979,748
 03-10-10                            0.44             14,983,518           14,983,518
KBC Bank
 01-25-10                            0.32              5,000,000            5,000,000
 01-29-10                            0.32             20,000,000           20,000,000
Macquarie Bank
 01-07-10                            0.28              3,523,902            3,523,902
Mizuho Corporate Bank
 01-25-10                            0.32             25,000,000           25,000,000
 02-19-10                            0.29             20,000,000           20,000,000
Natixis
 01-08-10                            0.30              4,998,709            4,998,709
 01-19-10                            0.30              4,247,877            4,247,877


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  167

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Nederlandse Waterschapsbank
 03-01-10                            0.30%           $24,981,264          $24,981,264
Norinchukin Bank
 01-13-10                            0.31             13,000,000           13,000,000
 02-17-10                            0.31             14,000,000           14,000,000
Nykredit Bank
 01-05-10                            0.45             11,000,000           11,000,000
 03-22-10                            0.44             15,000,000           15,000,000
Pohjola Bank
 02-12-10                            0.42              5,000,000            5,000,000
 03-15-10                            0.38             19,981,268           19,981,268
 03-15-10                            0.39              4,995,076            4,995,076
Sumitomo Mitsui Banking
 01-19-10                            0.34             15,000,000           15,000,000
 01-22-10                            0.32              4,000,000            4,000,000
 02-12-10                            0.31              5,000,000            5,000,000
 02-19-10                            0.31             15,000,000           15,000,000
 02-22-10                            0.31             13,000,000           13,000,000
Unicredito Italiano
 03-08-10                            0.34              9,991,413            9,991,413
                                                                      ---------------
Total                                                                     684,099,036
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.9%)
BTM Capital
 01-22-10                            0.40              4,994,833            4,994,833
 01-27-10                            0.35             24,984,688           24,984,688
 02-05-10                            0.39              9,990,142            9,990,142
KBC Financial Products
 01-11-10                            0.43             11,994,983           11,994,983
                                                                      ---------------
Total                                                                      51,964,646
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (1.6%)(v)
Barclays Capital
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $25,000,590                         0.21             25,000,000           25,000,000
Natixis Financial Products
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $50,003,125                         0.56             50,000,000           50,000,000
RBS Securities
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $12,000,483                         0.36             12,000,000           12,000,000
                                                                      ---------------
Total                                                                      87,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $920,216,096)                                                     $920,216,096
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,544,524,612                                                  $7,623,284,775
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2009



                                                         NUMBER OF                                  UNREALIZED
                                                         CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                   LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                      449       $51,803,375   March 2010      $(2,378,973)
U.S. Treasury Note, 2-year                                (3,982)     (861,169,739)  April 2010        6,527,622
U.S. Treasury Note, 5-year                                 1,988       227,393,026   April 2010       (5,025,929)
U.S. Treasury Note, 10-year                                  436        50,337,565   April 2010         (838,277)
----------------------------------------------------------------------------------------------------------------
Total                                                                                                $(1,715,557)
----------------------------------------------------------------------------------------------------------------




OPEN OPTION CONTRACTS WRITTEN AT DEC. 31, 2009




INTEREST RATE
SWAPTIONS
                                                       FUND        FIXED
                                    FLOATING       PAY/RECEIVE   EXERCISE    EXPIRATION     NOTIONAL      PREMIUM
DESCRIPTION      COUNTERPARTY      RATE INDEX     FLOATING RATE    RATE         DATE         AMOUNT      RECEIVED     VALUE(A)
-------------------------------------------------------------------------------------------------------------------------------
Call -- OTC 10-  JPMorgan      3-Month USD LIBOR     Receive       4.76%   Nov. 15, 2012  $120,000,000  $7,878,000   $6,368,135
 Year Interest   Chase, N.A.
 Rate Swap
-------------------------------------------------------------------------------------------------------------------------------
Put -- OTC 10-   JPMorgan      3-Month USD LIBOR         Pay       4.76    Nov. 15, 2012   120,000,000   7,878,000    9,342,499
 Year Interest   Chase, N.A.
 Rate Swap
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                               $15,710,634
-------------------------------------------------------------------------------------------------------------------------------



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DEC. 31, 2009



                                                       CURRENCY TO        CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE                                          BE DELIVERED       BE RECEIVED      APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
Jan. 20, 2010                                             11,645,000          10,963,612           $--       $(120,869)
                                                     Canadian Dollar         U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
Jan. 20, 2010                                             17,090,000          16,551,235        41,558              --
                                                         Swiss Franc         U.S. Dollar

----------------------------------------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
168  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                       CURRENCY TO        CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE                                          BE DELIVERED       BE RECEIVED      APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
Jan. 20, 2010                                                183,000             175,329            --          (1,456)
                                                         Swiss Franc         U.S. Dollar
----------------------------------------------------------------------------------------------------------------------

Jan. 20, 2010                                          2,549,376,000          28,787,639     1,393,472              --
                                                        Japanese Yen         U.S. Dollar
----------------------------------------------------------------------------------------------------------------------

Jan. 20, 2010                                             27,553,800          30,245,000            --        (432,746)
                                                         U.S. Dollar   Australian Dollar
----------------------------------------------------------------------------------------------------------------------

Jan. 20, 2010                                                990,727           1,124,000        17,177              --
                                                         U.S. Dollar   Australian Dollar
----------------------------------------------------------------------------------------------------------------------

Jan. 20, 2010                                             11,140,523           6,962,000       107,550              --
                                                         U.S. Dollar       British Pound
----------------------------------------------------------------------------------------------------------------------

Jan. 20, 2010                                                191,477           1,122,000        $2,046             $--
                                                         U.S. Dollar     Norwegian Krone
----------------------------------------------------------------------------------------------------------------------

Jan. 20, 2010                                             16,500,691          95,539,000            --         (22,034)
                                                         U.S. Dollar     Norwegian Krone
----------------------------------------------------------------------------------------------------------------------
Total                                                                                       $1,561,803       $(577,105)
----------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 6.32% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2009, the value of these securities amounted to $603,717,105 or 10.82% of net assets.

(e) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Dec. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,160,010,755. See Note 2 to the financial statements.

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2009 was $1,784,510, representing 0.03% of net assets. Information concerning such security holdings at Dec. 31, 2009 is as follows:

                                          ACQUISITION
     SECURITY                                DATES            COST
     ----------------------------------------------------------------
     United Artists Theatre Circuit
       Pass-Through Ctfs
       9.30% 2015                           12-08-95       $1,730,350


(i) At Dec. 31, 2009, investments in securities included securities valued at $7,055,784 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(j) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2009.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  169

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(l) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2009.

(n) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o) The following abbreviation(s) is (are) used in the portfolio security description(s) to identify the insurer of the issue:

     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     FGIC   --   Financial Guaranty Insurance Company
     NPFGC  --   National Public Finance Guarantee Corporation


(p)  This position is in bankruptcy.

(q)  Negligible market value.

(r) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(s) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(t) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(u) At Dec. 31, 2009, Cash or short-term securities were designated to cover open put and/or call options written.

(v) The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

BARCLAYS CAPITAL (0.21%)

SECURITY DESCRIPTION                                                            VALUE(A)
-----------------------------------------------------------------------------------------------
BCRR Trust                                                                     $4,172,331
Bear Stearns Adjustable Rate Mortgage Trust                                     1,351,877
Citigroup Commercial Mortgage Trust                                             1,984,090
Granite Master Issuer PLC                                                       4,717,346
Greenwich Capital Commercial Funding Corp                                       1,711,796
JP Morgan Chase Commercial Mortgage Securities Corp                             6,205,875
Morgan Stanley Capital I                                                        2,319,845
Morgan Stanley Dean Witter Capital I                                            1,959,630
WaMu Mortgage Pass Through Certificates                                         1,827,210
-----------------------------------------------------------------------------------------------
Total market value for collateralized securities                              $26,250,000
-----------------------------------------------------------------------------------------------


NATIXIS FINANCIAL PRODUCTS (0.56%)

SECURITY DESCRIPTION                                                            VALUE(A)
-----------------------------------------------------------------------------------------------
A4 Funding LP                                                                  $5,971,335
Fannie Mae Interest Strip                                                         357,093
Fannie Mae Pool                                                                 1,302,813
Fannie Mae REMICS                                                               2,981,280
Federal Home Loan Banks                                                           385,804
Federal Home Loan Mtge Corp                                                       169,179
Federal Natl Mtge Assn                                                            140,179
FHLMC-GNMA                                                                         25,530
Freddie Mac Gold Pool                                                             107,836
Freddie Mac Non Gold Pool                                                         355,000
Freddie Mac REMICS                                                              4,271,132


--------------------------------------------------------------------------------
170  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NATIXIS FINANCIAL PRODUCTS (CONTINUED)

SECURITY DESCRIPTION                                                      VALUE(A) (CONTINUED)
-----------------------------------------------------------------------------------------------
Freddie Mac Strips                                                                327,286
Ginnie Mae II Pool                                                                374,688
Govt Natl Mtge Assn                                                               803,532
SLM Student Loan Trust                                                         33,348,033
US Treasury Note/Bond                                                           1,205,878
-----------------------------------------------------------------------------------------------
Total market value for collateralized securities                              $52,126,598
-----------------------------------------------------------------------------------------------


RBS SECURITIES (0.36%)

SECURITY DESCRIPTION                                                            VALUE(a)
-----------------------------------------------------------------------------------------------
280 Funding Corp                                                               $4,199,901
Banc of America Commercial Mortgage Inc                                            53,815
Banc of America Mortgage Securities Inc                                            54,359
Bear Stearns Adjustable Rate Mortgage Trust                                       470,563
Bella Vista Mortgage Trust                                                          8,569
Citigroup Commercial Mortgage Trust                                               727,705
Commercial Mortgage Pass Through Certificates                                      23,176
Countrywide Home Loan Mortgage Pass Through Trust                                  40,332
Credit Suisse First Boston Mortgage Securities Corp                                73,702
Credit Suisse Mortgage Capital Certificates                                       817,021
First Horizon Alternative Mortgage Securities                                       7,145
Greenwich Capital Commercial Funding Corp                                       2,538,497
GS Mortgage Securities Corp II                                                  1,077,978
Hampden CBO Ltd                                                                   424,652
Harborview Mortgage Loan Trust                                                      9,781
JP Morgan Chase Commercial Mortgage Securities Corp                                42,744
JP Morgan Mortgage Trust                                                           10,603
LB-UBS Commercial Mortgage Trust                                                   23,919
Mellon Residential Funding Corp                                                    17,641
MLCC Mortgage Investors Inc                                                           738
Morgan Stanley Capital I                                                           11,680
MortgageIT Trust                                                                   12,507
Sequoia Mortgage Trust                                                             16,220
Structured Adjustable Rate Mortgage Loan Trust                                     38,099
Structured Asset Securities Corp                                                  609,457
Thornburg Mortgage Securities Trust                                                 4,784
Wachovia Bank Commercial Mortgage Trust                                           726,502
WaMu Mortgage Pass Through Certificates                                           557,925
-----------------------------------------------------------------------------------------------
Total market value for collateralized securities                              $12,600,015
-----------------------------------------------------------------------------------------------


(w) At Dec. 31, 2009, the cost of securities for federal income tax purposes was $7,568,984,009 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $160,992,019
     Unrealized depreciation                                                    (106,691,253)
     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $54,300,766
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  171

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
172  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                  FAIR VALUE AT DEC. 31, 2009
                                             --------------------------------------------------------------------
                                                  LEVEL 1            LEVEL 2
                                               QUOTED PRICES          OTHER           LEVEL 3
                                                 IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                  IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Bonds
  Foreign Government Obligations &
    Agencies                                             $--        $84,623,939             $--       $84,623,939
  U.S. Government Obligations & Agencies         574,122,774        914,325,986              --     1,488,448,760
  Asset-Backed Securities                                 --        424,146,423      49,101,062       473,247,485
  Commercial Mortgage-Backed Securities                   --        324,441,481              --       324,441,481
  Residential Mortgage-Backed Securities                  --      2,058,898,918      44,244,193     2,103,143,111
  Corporate Debt Securities                               --      1,756,238,738       1,784,510     1,758,023,248
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                      574,122,774      5,562,675,485      95,129,765     6,231,028,024
-----------------------------------------------------------------------------------------------------------------
Other
  FDIC-Insured Debt Securities                            --         32,944,369              --        32,944,369
  Senior Loans                                            --         11,669,554              --        11,669,554
  Affiliated Money Market Fund(a)                426,526,732                 --              --       426,526,732
  Investments of Cash Collateral Received
    for Securities on Loan(b)                     17,198,532        903,017,564              --       920,216,096
-----------------------------------------------------------------------------------------------------------------
Total Other                                      443,725,264        947,631,487              --     1,391,356,751
-----------------------------------------------------------------------------------------------------------------
Investments in Securities                      1,017,848,038      6,510,306,972      95,129,765     7,623,284,775
Other Financial Instruments(c)                    (1,715,557)        16,695,332              --        14,979,775
-----------------------------------------------------------------------------------------------------------------
Total                                         $1,016,132,481     $6,527,002,304     $95,129,765    $7,638,264,550
-----------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.
(b) Level 1 investments are comprised of the Unaffiliated Money Market Fund; Level 2 investments are comprised of all other short-term investments.
(c) Other Financial Instruments are derivative instruments. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                         RESIDENTIAL
                                       ASSET-BACKED    MORTGAGE-BACKED    CORPORATE DEBT     COMMON
                                        SECURITIES        SECURITIES        SECURITIES       STOCKS        TOTAL
-------------------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008              $8,065,326      $61,411,707        $1,816,346            $3    $71,293,382
  Accrued discounts/premiums                    867         (196,374)               --            --       (195,507)
  Realized gain (loss)                   (6,636,933)     (28,486,611)               --       108,322    (35,015,222)
  Change in unrealized appreciation
    (depreciation)*                       9,580,888       43,646,297           170,097            (3)    53,397,279
  Net purchases (sales)                  37,419,405      (27,144,742)         (201,933)     (108,322)     9,964,408
  Transfers in and/or out of Level
    3                                       671,509       (4,986,084)               --            --     (4,314,575)
-------------------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2009             $49,101,062      $44,244,193        $1,784,510           $--    $95,129,765
-------------------------------------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2009 was $49,390,060.

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.



--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  173

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Diversified Equity Income Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (96.0%)
ISSUER                                            SHARES                     VALUE(a)
AEROSPACE & DEFENSE (1.1%)
Goodrich                                           319,904(e)             $20,553,832
Honeywell Intl                                     570,727(e)              22,372,498
                                                                   ------------------
Total                                                                      42,926,330
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.7%)
United Parcel Service Cl B                         492,363(e)              28,246,865
-------------------------------------------------------------------------------------

AIRLINES (1.6%)
AMR                                              1,069,270(b,e)             8,265,457
Continental Airlines Cl B                          687,869(b,e)            12,326,612
Delta Air Lines                                  1,930,909(b,e)            21,973,744
UAL                                                887,902(b,e)            11,462,815
US Airways Group                                 1,453,828(b,e)             7,036,528
                                                                   ------------------
Total                                                                      61,065,156
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                         534,295(b,e)             5,342,950
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.8%)
Artio Global Investors                             200,762(b)               5,117,423
Goldman Sachs Group                                216,577                 36,566,861
Morgan Stanley                                     932,669                 27,607,002
                                                                   ------------------
Total                                                                      69,291,286
-------------------------------------------------------------------------------------

CHEMICALS (3.2%)
Air Products & Chemicals                           313,320                 25,397,719
Dow Chemical                                     1,594,161(e)              44,046,668
EI du Pont de Nemours & Co                       1,547,817                 52,114,999
                                                                   ------------------
Total                                                                     121,559,386
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.7%)
US Bancorp                                         300,438(e)               6,762,859
Wells Fargo & Co                                   817,317                 22,059,386
                                                                   ------------------
Total                                                                      28,822,245
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Waste Management                                   478,168(e)              16,166,860
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.5%)
Hewlett-Packard                                  3,081,352(e)             158,720,441
IBM                                                417,265                 54,619,989
                                                                   ------------------
Total                                                                     213,340,430
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Fluor                                              221,131                  9,959,740
Insituform Technologies Cl A                       198,410(b,e)             4,507,875
                                                                   ------------------
Total                                                                      14,467,615
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
CEMEX ADR                                        1,685,112(b,c,e)          19,918,024
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
SLM                                                526,708(b,e)             5,935,999
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.2%)
Bank of America                                  6,304,501(e)              94,945,785
JPMorgan Chase & Co                              1,580,318                 65,851,851
                                                                   ------------------
Total                                                                     160,797,636
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.6%)
AT&T                                             2,908,630                 81,528,899
CenturyTel                                         114,020                  4,128,664
Deutsche Telekom ADR                               826,432(c,e)            12,148,550
Qwest Communications Intl                        4,136,654                 17,415,313
Verizon Communications                           1,626,421(e)              53,883,328
Windstream                                         678,713(e)               7,459,056
                                                                   ------------------
Total                                                                     176,563,810
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.7%)
American Electric Power                            292,668                 10,181,919
FirstEnergy                                        212,568(e)               9,873,784
FPL Group                                          165,288(e)               8,730,512
                                                                   ------------------
Total                                                                      28,786,215
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (3.3%)
ABB ADR                                          2,543,461(b,c)            48,580,106
Cooper Inds Cl A                                   874,213                 37,276,442
Emerson Electric                                   753,739(e)              32,109,281
Hubbell Cl B                                       205,556(e)               9,722,799
                                                                   ------------------
Total                                                                     127,688,628
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
Tyco Electronics                                   517,734(c)              12,710,370
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.8%)
Baker Hughes                                       570,467(e)              23,092,504
Halliburton                                      1,071,901(e)              32,253,501
Schlumberger                                       399,757                 26,020,183
Tenaris ADR                                        379,746(c,e)            16,196,167
Transocean                                         607,671(b,c)            50,315,159
                                                                   ------------------
Total                                                                     147,877,514
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.4%)
Wal-Mart Stores                                  1,763,004                 94,232,564
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Medtronic                                          217,047                  9,545,727
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.1%)
Carnival Unit                                    1,074,404(b)              34,047,863
Royal Caribbean Cruises                            272,612(b)               6,891,631
                                                                   ------------------
Total                                                                      40,939,494
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
DR Horton                                          437,335(e)               4,753,831
KB Home                                            255,046(e)               3,489,029
Pulte Homes                                        705,847(e)               7,058,471
                                                                   ------------------
Total                                                                      15,301,331
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Clorox                                             769,692(e)              46,951,212
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.0%)
3M                                                 330,001(e)              27,281,183
McDermott Intl                                     801,978(b)              19,255,492
Tyco Intl                                          873,757(c)              31,175,649
                                                                   ------------------
Total                                                                      77,712,324
-------------------------------------------------------------------------------------

INSURANCE (7.7%)
ACE                                                851,975(b,c)            42,939,540
Allstate                                           331,762                  9,966,130
Aon                                                456,686(e)              17,509,341
Axis Capital Holdings                              368,565(c,e)            10,470,932
Endurance Specialty Holdings                       517,577(c,e)            19,269,392
Everest Re Group                                    75,901(c)               6,503,198
Lincoln Natl                                       370,134                  9,208,934
Loews                                              213,140                  7,747,639
Marsh & McLennan Companies                         705,184                 15,570,463
Montpelier Re Holdings                             503,610(c)               8,722,525
PartnerRe                                          185,013(c)              13,813,071
Travelers Companies                                759,066                 37,847,031
XL Capital Cl A                                  5,419,904(c,e)            99,346,840
                                                                   ------------------
Total                                                                     298,915,036
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (--%)
AOL                                                 19,723(b)                 459,151
-------------------------------------------------------------------------------------

IT SERVICES (1.4%)
Accenture Cl A                                     877,815(c)              36,429,323
Computer Sciences                                  306,785(b)              17,649,341
                                                                   ------------------
Total                                                                      54,078,664
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.8%)
Life Technologies                                  632,305(b,e)            33,025,290
Thermo Fisher Scientific                           732,728(b)              34,943,798
                                                                   ------------------
Total                                                                      67,969,088
-------------------------------------------------------------------------------------

MACHINERY (5.9%)
Caterpillar                                        713,317(e)              40,651,935
Deere & Co                                         413,927(e)              22,389,311
Eaton                                              518,983                 33,017,698
Illinois Tool Works                                817,505                 39,232,065
Ingersoll-Rand                                     832,763(c,e)            29,762,950
Parker Hannifin                                    624,178                 33,630,711
Stanley Works                                      538,950(e)              27,761,315
                                                                   ------------------
Total                                                                     226,445,985
-------------------------------------------------------------------------------------

MEDIA (0.7%)
Comcast Cl A                                       385,860                  6,505,600
Regal Entertainment Group Cl A                     873,116                 12,607,794
Time Warner                                        216,955(e)               6,322,069
                                                                   ------------------
Total                                                                      25,435,463
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
174  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(a)

METALS & MINING (2.2%)
Alcoa                                            1,422,624(e)             $22,932,699
Freeport-McMoRan Copper & Gold                      83,904(b,e)             6,736,652
Nucor                                              403,224(e)              18,810,400
Rio Tinto ADR                                       40,342(c)               8,689,263
United States Steel                                240,888(e)              13,277,747
Vale ADR                                           243,185(c,e)             7,059,661
Xstrata                                            315,227(b,c)             5,624,092
                                                                   ------------------
Total                                                                      83,130,514
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.5%)
Macy's                                           1,051,284                 17,619,520
Target                                             830,376(e)              40,165,287
                                                                   ------------------
Total                                                                      57,784,807
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.5%)
Dominion Resources                               1,185,382(e)              46,135,068
Sempra Energy                                      178,841(e)              10,011,519
                                                                   ------------------
Total                                                                      56,146,587
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (11.0%)
Anadarko Petroleum                                 376,360(e)              23,492,391
Apache                                             274,123                 28,281,270
BP ADR                                           1,146,578(c,e)            66,467,127
Cenovus Energy                                     303,058(c)               7,637,062
Chevron                                          1,004,491                 77,335,762
ConocoPhillips                                     988,886                 50,502,408
Devon Energy                                       192,419                 14,142,797
EnCana                                             308,123(c)               9,980,104
Exxon Mobil                                        735,220(e)              50,134,652
Marathon Oil                                     1,059,781                 33,086,363
Petroleo Brasileiro ADR                            583,865(c,e)            27,838,683
Pioneer Natural Resources                          282,920(e)              13,628,256
Spectra Energy                                     420,822(e)               8,631,059
Total ADR                                          204,322(c)              13,084,781
                                                                   ------------------
Total                                                                     424,242,715
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Weyerhaeuser                                       621,059(e)              26,792,485
-------------------------------------------------------------------------------------

PHARMACEUTICALS (7.2%)
Bristol-Myers Squibb                             3,671,706(e)              92,710,577
Johnson & Johnson                                  512,737                 33,025,390
Merck & Co                                       2,516,341                 91,947,100
Pfizer                                           1,973,712                 35,901,821
Teva Pharmaceutical Inds ADR                       403,065(c)              22,644,192
                                                                   ------------------
Total                                                                     276,229,080
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.7%)
AvalonBay Communities                               48,986(e)               4,022,240
Equity Residential                                 115,979(e)               3,917,771
Pebblebrook Hotel Trust                            426,139(b)               9,379,320
ProLogis                                           275,681(e)               3,774,073
Rayonier                                            93,806(e)               3,954,861
Ventas                                              85,706(e)               3,748,780
                                                                   ------------------
Total                                                                      28,797,045
-------------------------------------------------------------------------------------

ROAD & RAIL (1.1%)
Burlington Northern Santa Fe                       222,268                 21,920,070
Union Pacific                                      303,597(e)              19,399,848
                                                                   ------------------
Total                                                                      41,319,918
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.1%)
Intel                                            4,651,685                 94,894,374
Microchip Technology                               536,551(e)              15,592,172
Taiwan Semiconductor Mfg ADR                     2,673,830(c,e)            30,588,615
Xilinx                                             732,042(e)              18,344,973
                                                                   ------------------
Total                                                                     159,420,134
-------------------------------------------------------------------------------------

SOFTWARE (1.8%)
Microsoft                                        1,699,589                 51,820,469
Oracle                                             663,474                 16,281,652
                                                                   ------------------
Total                                                                      68,102,121
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.8%)
Home Depot                                       1,742,487(e)              50,410,149
Staples                                            791,282(e)              19,457,624
                                                                   ------------------
Total                                                                      69,867,773
-------------------------------------------------------------------------------------

TOBACCO (4.5%)
Lorillard                                        1,837,418                147,416,046
Philip Morris Intl                                 525,378                 25,317,966
                                                                   ------------------
Total                                                                     172,734,012
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,241,868,179)                                                 $3,704,060,549
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.7%)
ISSUER                                            SHARES                     VALUE(a)
BANKING
Bank of America
 Cv                                              1,747,756(b)             $26,076,520
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $26,216,340)                                                       $26,076,520
-------------------------------------------------------------------------------------





EQUITY-LINKED NOTES (1.2%)(H)
                                   COUPON            PRINCIPAL
ISSUER                              RATE               AMOUNT                VALUE(a)
Morgan Stanley
 Absolute Trigger Mandatory Exchangeable Nts
 04-22-10                             --%          $2,441,242,000(d,f)    $45,602,401
-------------------------------------------------------------------------------------
TOTAL EQUITY-LINKED NOTES
(Cost: $44,015,593)                                                       $45,602,401
-------------------------------------------------------------------------------------



BONDS (0.6%)
                                   COUPON            PRINCIPAL
ISSUER                              RATE               AMOUNT                VALUE(a)
AUTOMOTIVE (0.3%)
Ford Motor
 Cv
 11-15-16                           4.25%             $10,155,000         $12,772,452
-------------------------------------------------------------------------------------

WIRELINES (0.3%)
Qwest Communications Intl
 Cv
 11-15-25                           3.50               11,148,000          11,582,883
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $21,303,000)                                                       $24,355,335
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.2%)
                                                  SHARES                     VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%         122,127,629(g)           $122,127,629
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $122,127,629)                                                     $122,127,629
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (24.4%)
                                                  SHARES                     VALUE(a)
CASH COLLATERAL REINVESTMENT FUND (0.2%)
JPMorgan Prime Money Market Fund                  6,781,875                $6,781,875
-------------------------------------------------------------------------------------




                                                        AMOUNT
                                     EFFECTIVE        PAYABLE AT
ISSUER                                 YIELD           MATURITY           VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (2.8%)
Antalis US Funding
 01-20-10                              0.23%          $7,996,780        $7,996,780
Arabella Finance LLC
 01-19-10                              0.65            9,994,222         9,994,222
Belmont Funding LLC
 01-04-10                              0.48            9,997,733         9,997,733
Cancara Asset Securitisation LLC
 01-20-10                              0.28           14,989,383        14,989,383
 02-12-10                              0.27            8,994,060         8,994,060
Ebbets Funding LLC
 01-07-10                              0.56            9,994,556         9,994,556
Grampian Funding LLC
 01-04-10                              0.25           14,996,458        14,996,458
 01-14-10                              0.27            9,997,975         9,997,975
Rhein-Main Securitisation
 02-16-10                              0.35           10,990,161        10,990,161
Versailles Commercial Paper LLC
 01-19-10                              0.35            9,996,792         9,996,792
                                                                      ------------
Total                                                                  107,948,120
----------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (19.6%)
Banco Bilbao Viz Argentaria, London
 03-01-10                              0.26           10,005,075        10,005,075
Banco Espirito Santo e Commerciale
 01-05-10                              0.38           35,000,000        35,000,000
 01-07-10                              0.47            9,999,086         9,999,086
Banco Popular Caisse d'Epargne
 02-16-10                              0.28            5,000,000         5,000,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  175

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

RiverSource VP - Diversified Equity Income Fund

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                        AMOUNT
                                     EFFECTIVE        PAYABLE AT
ISSUER                                 YIELD           MATURITY           VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Banco Popular Espanol
 01-06-10                              0.32%         $19,991,604       $19,991,604
 01-06-10                              0.33            9,995,327         9,995,327
 01-19-10                              0.40            5,000,000         5,000,000
 01-25-10                              0.41            4,998,178         4,998,178
Banco Santander Central Hispano
 02-10-10                              0.29           15,000,000        15,000,000
Bank of Austria
 01-15-10                              0.30           19,995,001        19,995,001
Bank of Tokyo Securities
 01-19-10                              0.30            5,000,066         5,000,066
 03-19-10                              0.29           20,000,000        20,000,000
 03-23-10                              0.29           15,000,000        15,000,000
Banque Federative du Credit Mutuel
 01-19-10                              0.35            2,997,319         2,997,319
 02-18-10                              0.33           14,987,361        14,987,361
 03-02-10                              0.28            4,996,425         4,996,425
Barclays Bank
 02-16-10                              0.36           10,000,000        10,000,000
Bayrische Hypo-Und Vereinsbank
 01-04-10                              0.50            9,000,000         9,000,000
Caisse Des Depots
 01-28-10                              0.27            9,993,105         9,993,105
 03-01-10                              0.28           14,989,507        14,989,507
 03-22-10                              0.25           14,990,839        14,990,839
Caixa Geral de Deposit
 01-08-10                              0.35           10,000,000        10,000,000
 03-04-10                              0.30           20,000,000        20,000,000
 03-15-10                              0.30            7,000,000         7,000,000
 03-15-10                              0.30            4,996,274         4,996,274
Clydesdale Bank
 01-07-10                              0.30            5,000,000         5,000,000
 02-08-10                              0.30           15,000,000        15,000,000
Commerzbank
 01-04-10                              0.18           10,000,000        10,000,000
 01-04-10                              0.23           14,997,030        14,997,030
Credit Industrial et Commercial
 01-13-10                              0.39           10,000,000        10,000,000
 03-04-10                              0.38            5,000,000         5,000,000
 03-10-10                              0.35            5,000,000         5,000,000
Den Danske Bank
 01-04-10                              0.25           15,000,000        15,000,000
Dexia Bank
 01-11-10                              0.40           24,990,837        24,990,837
 01-29-10                              0.40            9,996,557         9,996,557
Dexia Credit Local
 01-15-10                              0.39            7,000,000         7,000,000
Erste Bank der Oesterreichischen Sparkassen
 01-05-10                              0.23           10,000,000        10,000,000
Hong Kong Shanghai Bank Corp
 01-04-10                              0.29           20,000,000        20,000,000
Jyske Bank
 03-03-10                              0.41            9,989,874         9,989,874
 03-10-10                              0.44           14,983,518        14,983,518
KBC Bank
 01-14-10                              0.31            4,998,666         4,998,666
 01-25-10                              0.32           10,000,000        10,000,000
 01-29-10                              0.32           15,000,000        15,000,000
Macquarie Bank
 01-07-10                              0.28            4,999,728         4,999,728
Mizuho Corporate Bank
 02-19-10                              0.29           20,000,000        20,000,000
Natixis
 01-08-10                              0.30            9,997,417         9,997,417
Nederlandse Waterschapsbank
 03-01-10                              0.30           14,988,758        14,988,758
Norinchukin Bank
 01-19-10                              0.27            9,997,451         9,997,451
 02-17-10                              0.31           15,000,000        15,000,000
Nykredit Bank
 03-22-10                              0.44           17,500,000        17,500,000
 03-29-10                              0.43            5,000,000         5,000,000
Pohjola Bank
 03-15-10                              0.38            9,990,634         9,990,634
 03-15-10                              0.39            8,991,136         8,991,136
Raiffeisen Zentralbank Oesterreich
 01-05-10                              0.45            9,000,000         9,000,000
 01-06-10                              0.28           15,000,000        15,000,000
Royal Bank of Scotland
 01-22-10                              0.30            4,996,045         4,996,045
Skandanaviska Enskilda
 01-04-10                              0.40           10,000,000        10,000,000
Skandanaviska Enskilda Banken
 01-05-10                              0.40           35,000,000        35,000,000
State of Hessen
 01-04-10                              0.20           20,000,000        20,000,000
Sumitomo Mitsui Banking
 01-19-10                              0.34            5,000,000         5,000,000
 02-12-10                              0.31            5,000,000         5,000,000
 02-19-10                              0.31            5,000,000         5,000,000
 02-22-10                              0.31           14,500,000        14,500,000
Unicredito Italiano
 03-08-10                              0.34            9,991,413         9,991,413
                                                                      ------------
Total                                                                  755,844,231
----------------------------------------------------------------------------------

COMMERCIAL PAPER (0.5%)
Ebbets Funding LLC
 01-04-10                              0.48            9,998,133         9,998,133
KBC Financial Products
 01-11-10                              0.43           10,995,402        10,995,402
                                                                      ------------
Total                                                                   20,993,535
----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (1.3%)(i)
Barclays Capital
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $14,000,331                           0.21           14,000,000        14,000,000
Morgan Stanley
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $20,000,583                           0.26           20,000,000        20,000,000
RBS Securities
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $15,000,604                           0.36           15,000,000        15,000,000
                                                                      ------------
Total                                                                   49,000,000
----------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $940,567,761)                                                  $940,567,761
----------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,396,098,502)                                              $4,862,790,195
==================================================================================






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
176  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
NOTES TO PORTFOLIO OF INVESTMENTS



     ADR -- American Depository Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 17.06% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2009, the value of these securities amounted to $45,602,401 or 1.18% of net assets.

(e) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2009 was $45,602,401, representing 1.18% of net assets. Information concerning such security holdings at Dec. 31, 2009 is as follows:

                                          ACQUISITION
     SECURITY                                DATES             COST
     -----------------------------------------------------------------
     Morgan Stanley
       Absolute Trigger Mandatory
       Exchangeable Nts
       --% 2010                             10-22-09       $44,015,593


(g) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(h) Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank, that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(i) The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

     BARCLAYS CAPITAL (0.21%)
     SECURITY DESCRIPTION                                                          VALUE(a)
     ---------------------------------------------------------------------------------------
     BCRR Trust                                                                   $2,336,505
     Bear Stearns Adjustable Rate Mortgage Trust                                     757,051
     Citigroup Commercial Mortgage Trust                                           1,111,090
     Greenwich Capital Commercial Funding Corp                                       958,606
     Granite Master Issuer PLC                                                     2,641,714
     JP Morgan Chase Commercial Mortgage Securities Corp                           3,475,290
     Morgan Stanley Capital I                                                      1,299,113
     Morgan Stanley Dean Witter Capital I                                          1,097,393
     WaMu Mortgage Pass Through Certificates                                       1,023,238
     ---------------------------------------------------------------------------------------
     Total market value for collateralized securities                            $14,700,000
     ---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  177

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

RiverSource VP - Diversified Equity Income Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




     MORGAN STANLEY (0.26%)
     SECURITY DESCRIPTION                                                          VALUE(a)
     ---------------------------------------------------------------------------------------
     Citigroup/Deutsche Bank Commercial Mortgage Trust                              $561,390
     Citigroup Commercial Mortgage Trust                                          10,789,167
     Fannie Mae REMICS                                                               981,636
     Granite Master Issuer PLC                                                       918,795
     Nomura Asset Acceptance Corp                                                      8,448
     Paragon Mortgages PLC                                                           415,874
     Wachovia Bank Commercial Mortgage Trust                                       7,299,023
     ---------------------------------------------------------------------------------------
     Total market value for collateralized securities                            $20,974,333
     ---------------------------------------------------------------------------------------



     RBS SECURITIES (0.36%)
     SECURITY DESCRIPTION                                                          VALUE(a)
     ---------------------------------------------------------------------------------------
     Banc of America Commercial Mortgage Inc                                         $10,498
     Banc of America Mortgage Securities Inc                                          67,948
     Banc of America Commercial Mortgage Inc                                          56,771
     Bear Stearns Adjustable Rate Mortgage Trust                                     588,204
     Bella Vista Mortgage Trust                                                       10,711
     Commercial Mortgage Pass Through Certificates                                    13,640
     Countrywide Home Loan Mortgage Pass Through Trust                                50,415
     Citigroup Commercial Mortgage Trust                                             909,632
     Commercial Mortgage Pass Through Certificates                                    15,330
     Greenwich Capital Commercial Funding Corp                                     1,745,061
     Credit Suisse First Boston Mortgage Securities Corp                              92,127
     Credit Suisse Mortgage Capital Certificates                                   1,021,276
     First Horizon Alternative Mortgage Securities                                     8,931
     GS Mortgage Securities Corp II                                                1,347,473
     Greenwich Capital Commercial Funding Corp                                     1,428,059
     Hampden CBO Ltd                                                                 530,815
     Harborview Mortgage Loan Trust                                                   12,227
     JP Morgan Mortgage Trust                                                         13,254
     JP Morgan Chase Commercial Mortgage Securities Corp                              53,430
     LB-UBS Commercial Mortgage Trust                                                 29,899
     Mellon Residential Funding Corp                                                  22,051
     MLCC Mortgage Investors Inc                                                         923
     Morgan Stanley Capital I                                                         14,600
     MortgageIT Trust                                                                 15,634
     Sequoia Mortgage Trust                                                           20,275
     Structured Adjustable Rate Mortgage Loan Trust                                   47,624
     Structured Asset Securities Corp                                                761,821
     Thornburg Mortgage Securities Trust                                               5,980
     280 Funding Corp                                                              5,249,876
     WaMu Mortgage Pass Through Certificates                                         616,502
     Wachovia Bank Commercial Mortgage Trust                                         908,128
     WaMu Mortgage Pass Through Certificates                                          80,904
     ---------------------------------------------------------------------------------------
     Total market value for collateralized securities                            $15,750,019
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
178  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  179

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

RiverSource VP - Diversified Equity Income Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                   FAIR VALUE AT DEC. 31, 2009
                                              --------------------------------------------------------------------
                                                   LEVEL 1            LEVEL 2
                                                QUOTED PRICES          OTHER           LEVEL 3
                                                  IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                 MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)
    Metals & Mining                                       $--         $5,624,092         $--            $5,624,092
    All Other Industries(b)                     3,698,436,457                 --          --         3,698,436,457
  Preferred Stocks(b)                              26,076,520                 --          --            26,076,520
------------------------------------------------------------------------------------------------------------------
Total Equity Securities                         3,724,512,977          5,624,092          --         3,730,137,069
------------------------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities                                --         24,355,335          --            24,355,335
------------------------------------------------------------------------------------------------------------------
Total Bonds                                                --         24,355,335          --            24,355,335
------------------------------------------------------------------------------------------------------------------
Other
  Equity-Linked Notes                                      --         45,602,401          --            45,602,401
  Affiliated Money Marked Fund(c)                 122,127,629                 --          --           122,127,629
  Investments of Cash Collateral Received
    for Securities on Loan(d)                       6,781,875        933,785,886          --           940,567,761
------------------------------------------------------------------------------------------------------------------
Total Other                                       128,909,504        979,388,287          --         1,108,297,791
------------------------------------------------------------------------------------------------------------------
Total                                          $3,853,422,481     $1,009,367,714         $--        $4,862,790,195
------------------------------------------------------------------------------------------------------------------



(a) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(b) All industry classifications are identified in the Portfolio of Investments.
(c) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.
(d) Level 1 investments are comprised of the Unaffiliated Money Market Fund; Level 2 investments are comprised of all other short-term investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
180  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Dynamic Equity Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (94.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.1%)
Ceradyne                                                13,439(b,d)          $258,163
Cubic                                                    4,695(d)             175,124
General Dynamics                                        94,226(d)           6,423,386
GeoEye                                                   6,661(b,d)           185,709
Goodrich                                                33,909              2,178,653
ITT                                                     19,290(d)             959,485
Lockheed Martin                                         77,318              5,825,911
Northrop Grumman                                        82,132              4,587,072
Raytheon                                                98,527(d)           5,076,111
Rockwell Collins                                        18,253(d)           1,010,486
Triumph Group                                            2,444(d)             117,923
United Technologies                                     40,266(d)           2,794,863
                                                                      ---------------
Total                                                                      29,592,886
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
Air Transport Services Group                            26,290(b)              69,406
Atlas Air Worldwide Holdings                             6,082(b,d)           226,555
CH Robinson Worldwide                                   25,042(d)           1,470,716
FedEx                                                    6,274(d)             523,565
                                                                      ---------------
Total                                                                       2,290,242
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
Alaska Air Group                                         8,765(b,d)           302,918
Allegiant Travel                                         6,010(b,d)           283,492
Hawaiian Holdings                                       31,450(b,d)           220,150
SkyWest                                                 38,152(d)             645,532
UAL                                                     20,263(b,d)           261,595
                                                                      ---------------
Total                                                                       1,713,687
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
ArvinMeritor                                            13,344(b)             149,186
Cooper Tire & Rubber                                    20,046(d)             401,922
Dana Holding                                            40,161(b,d)           435,345
Exide Technologies                                      30,351(b,d)           215,796
Goodyear Tire & Rubber                                  26,402(b)             372,268
Johnson Controls                                        35,633(d)             970,643
Spartan Motors                                          12,260                 69,024
Tenneco                                                 12,599(b,d)           223,380
                                                                      ---------------
Total                                                                       2,837,564
-------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Ford Motor                                             135,678(b,d)         1,356,780
Harley-Davidson                                         88,541(d)           2,231,233
                                                                      ---------------
Total                                                                       3,588,013
-------------------------------------------------------------------------------------

BEVERAGES (2.2%)
Brown-Forman Cl B                                       18,790              1,006,580
Coca-Cola                                              383,898             21,882,186
Coca-Cola Enterprises                                   86,245              1,828,394
Pepsi Bottling Group                                    41,023              1,538,363
PepsiCo                                                 70,959(d)           4,314,307
                                                                      ---------------
Total                                                                      30,569,830
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.9%)
Amgen                                                  188,794(b,d)        10,680,076
Cephalon                                                19,352(b,d)         1,207,758
Isis Pharmaceuticals                                    19,077(b)             211,755
Myriad Genetics                                         12,317(b,d)           321,474
PDL BioPharma                                           24,451(d)             167,734
                                                                      ---------------
Total                                                                      12,588,797
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Apogee Enterprises                                      11,967(d)             167,538
Insteel Inds                                            13,220(d)             171,860
Masco                                                   96,124(d)           1,327,472
                                                                      ---------------
Total                                                                       1,666,870
-------------------------------------------------------------------------------------

CAPITAL MARKETS (5.1%)
Apollo Investment                                        8,613                 82,082
Bank of New York Mellon                                304,352              8,512,725
BGC Partners Cl A                                       51,731(d)             238,997
Broadpoint Gleacher Securities                          13,037(b,d)            58,145
Franklin Resources                                      37,841              3,986,549
GFI Group                                               34,019(d)             155,467
Goldman Sachs Group                                    212,794             35,928,140
Greenhill & Co                                           2,425(d)             194,582
Intl Assets Holding                                      8,501(b)             123,605
Invesco                                                 70,373              1,653,062
Knight Capital Group Cl A                               11,585(b)             178,409
MF Global Holdings                                      27,179(b,c,d)         188,894
Morgan Stanley                                         435,944(d)          12,903,942
MVC Capital                                             14,603(d)             172,315
Oppenheimer Holdings Cl A                                3,329(d)             110,589
optionsXpress Holdings                                   5,516(d)              85,222
Penson Worldwide                                        22,254(b,d)           201,621
Prospect Capital                                         7,106(d)              83,922
State Street                                           127,175(d)           5,537,200
Stifel Financial                                         3,813(b,d)           225,882
SWS Group                                               15,741(d)             190,466
T Rowe Price Group                                      14,223(d)             757,375
                                                                      ---------------
Total                                                                      71,569,191
-------------------------------------------------------------------------------------

CHEMICALS (1.6%)
Air Products & Chemicals                                36,574              2,964,688
CF Inds Holdings                                        16,910              1,535,090
Dow Chemical                                           366,083(d)          10,114,873
Eastman Chemical                                        14,651(d)             882,576
EI du Pont de Nemours & Co                              59,516              2,003,904
Innophos Holdings                                        7,688                176,747
NewMarket                                                2,888(d)             331,456
Olin                                                    25,976(d)             455,100
OM Group                                                17,411(b,d)           546,531
PPG Inds                                                13,589                795,500
Sigma-Aldrich                                            9,681(d)             489,181
Solutia                                                 16,482(b,d)           209,321
Terra Inds                                               2,385                 76,773
WR Grace & Co                                           44,010(b,d)         1,115,654
                                                                      ---------------
Total                                                                      21,697,394
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.3%)
BancFirst                                                5,779(d)             214,054
BB&T                                                   122,711(d)           3,113,178
Comerica                                                51,838(d)           1,532,850
Fifth Third Bancorp                                    163,029(d)           1,589,533
First Horizon Natl                                     167,308(b,d)         2,241,925
KeyCorp                                                189,749(d)           1,053,107
Marshall & Ilsley                                      112,113(d)             611,016
PNC Financial Services Group                           224,558(d)          11,854,417
SunTrust Banks                                         136,965(d)           2,779,020
SVB Financial Group                                      3,402(b,d)           141,829
Trustmark                                               10,154(d)             228,871
UMB Financial                                            5,345(d)             210,326
US Bancorp                                              84,195              1,895,229
Wells Fargo & Co                                       669,698             18,075,149
Zions Bancorporation                                    42,599(d)             546,545
                                                                      ---------------
Total                                                                      46,087,049
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Avery Dennison                                          26,470(d)             965,891
Herman Miller                                            6,650(d)             106,267
HNI                                                      9,948(d)             274,863
Kimball Intl Cl B                                       21,474(d)             182,958
Rollins                                                 10,768(d)             207,607
RR Donnelley & Sons                                     56,974              1,268,812
Steelcase Cl A                                          21,654(d)             137,719
United Stationers                                        5,357(b,d)           304,545
Viad                                                     7,691(d)             158,665
                                                                      ---------------
Total                                                                       3,607,327
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.3%)
3Com                                                   152,013(b)           1,140,098
Airvana                                                 23,721(b,d)           180,280
Cisco Systems                                          228,541(b,d)         5,471,272
Loral Space & Communications                             4,248(b,d)           134,279
Motorola                                               545,581              4,233,709
NETGEAR                                                 10,354(b,d)           224,578
Plantronics                                              5,035(d)             130,809


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  181

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Dynamic Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (CONT.)
QUALCOMM                                               124,392(d)          $5,754,373
Tellabs                                                144,979(b)             823,481
                                                                      ---------------
Total                                                                      18,092,879
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (7.8%)
Apple                                                  359,627(b)          75,830,949
Dell                                                   362,750(b)           5,209,090
IBM                                                    123,652(d,e)        16,186,047
Lexmark Intl Cl A                                       76,612(b,d)         1,990,380
NetApp                                                 114,772(b)           3,947,009
Novatel Wireless                                        19,893(b,d)           158,547
Sun Microsystems                                        18,063(b)             169,250
Western Digital                                        101,757(b)           4,492,572
                                                                      ---------------
Total                                                                     107,983,844
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Comfort Systems USA                                     15,155(d)             187,013
EMCOR Group                                             21,656(b,d)           582,546
Fluor                                                   40,659              1,831,281
Granite Construction                                    12,623(d)             424,890
Layne Christensen                                        3,743(b,d)           107,462
Michael Baker                                            4,389(b,d)           181,705
Tutor Perini                                            19,093(b,d)           345,201
                                                                      ---------------
Total                                                                       3,660,098
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.5%)
Advance America Cash Advance Centers                    12,263(d)              68,182
American Express                                        91,264(d)           3,698,018
Discover Financial Services                            156,230              2,298,143
SLM                                                    136,105(b,d)         1,533,903
                                                                      ---------------
Total                                                                       7,598,246
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                           41,101(d)           1,560,194
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group Cl A                                       31,820(b)           1,927,656
Corinthian Colleges                                     18,404(b,d)           253,423
Regis                                                    7,905                123,081
                                                                      ---------------
Total                                                                       2,304,160
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.2%)
Bank of America                                      2,036,202(d)          30,665,202
Citigroup                                            2,689,560              8,902,444
IntercontinentalExchange                                25,607(b,d)         2,875,666
KKR Financial Holdings LLC                             305,901              1,774,226
                                                                      ---------------
Total                                                                      44,217,538
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
AT&T                                                   788,949(d)          22,114,240
CenturyTel                                              60,778(d)           2,200,771
Neutral Tandem                                           9,513(b,d)           216,421
Qwest Communications Intl                              247,685              1,042,754
Verizon Communications                                 524,667             17,382,218
                                                                      ---------------
Total                                                                      42,956,404
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.0%)
Edison Intl                                             57,826              2,011,188
Exelon                                                  39,200              1,915,704
FirstEnergy                                             77,401              3,595,276
Progress Energy                                         58,808(d)           2,411,716
Southern                                               132,234              4,406,038
                                                                      ---------------
Total                                                                      14,339,922
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric                                        62,608              2,667,101
EnerSys                                                 10,043(b)             219,640
GrafTech Intl                                           29,415(b,d)           457,403
                                                                      ---------------
Total                                                                       3,344,144
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.2%)
Agilent Technologies                                    58,374(b,d)         1,813,680
Anixter Intl                                            12,237(b,d)           576,363
Benchmark Electronics                                   23,694(b,d)           448,054
Corning                                                451,951              8,727,174
Insight Enterprises                                     23,189(b,d)           264,818
Jabil Circuit                                           52,679                915,034
Methode Electronics                                     15,895(d)             137,969
Plexus                                                   3,484(b,d)            99,294
SYNNEX                                                   8,317(b,d)           254,999
Tyco Electronics                                       117,059(c)           2,873,798
                                                                      ---------------
Total                                                                      16,111,183
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.8%)
Baker Hughes                                            80,917(d)           3,275,520
Basic Energy Services                                   22,581(b,d)           200,971
BJ Services                                             75,028              1,395,521
Bristow Group                                            3,412(b,d)           131,191
Cal Dive Intl                                            8,878(b)              67,118
Complete Production Services                            14,615(b,d)           189,995
Diamond Offshore Drilling                               17,497(d)           1,722,055
Dril-Quip                                                2,994(b,d)           169,101
Ensco Intl ADR                                          83,186(c)           3,322,449
FMC Technologies                                        30,951(b)           1,790,206
GulfMark Offshore                                        6,113(b,d)           173,059
Halliburton                                             53,437              1,607,919
Key Energy Services                                     39,876(b,d)           350,709
Lufkin Inds                                              4,326(d)             316,663
Nabors Inds                                             89,602(b,c,d)       1,961,388
Natl Oilwell Varco                                     112,391              4,955,319
Noble                                                   31,187(c)           1,269,311
Parker Drilling                                         59,414(b,d)           294,099
Rowan Companies                                         47,606(b,d)         1,077,800
Smith Intl                                              18,764(d)             509,818
TETRA Technologies                                      18,177(b,d)           201,401
Weatherford Intl                                        29,126(b,c)           521,647
Willbros Group                                          12,022(b,d)           202,811
                                                                      ---------------
Total                                                                      25,706,071
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.1%)
Casey's General Stores                                   9,489(d)             302,889
Ingles Markets Cl A                                      8,288(d)             125,397
Pantry                                                   9,949(b,d)           135,207
Ruddick                                                  8,450(d)             217,419
SUPERVALU                                               17,896(d)             227,458
Walgreen                                               101,189              3,715,660
Wal-Mart Stores                                        418,697(d)          22,379,355
Whole Foods Market                                      62,368(b,d)         1,712,002
Winn-Dixie Stores                                       23,608(b,d)           237,024
                                                                      ---------------
Total                                                                      29,052,411
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
Archer-Daniels-Midland                                 146,772              4,595,430
Cal-Maine Foods                                          7,538(d)             256,895
ConAgra Foods                                           81,504              1,878,667
Darling Intl                                            20,481(b,d)           171,631
Dean Foods                                              47,605(b)             858,794
Diamond Foods                                            5,429(d)             192,947
Fresh Del Monte Produce                                 16,966(b,c,d)         374,949
Green Mountain Coffee Roasters                           4,433(b,d)           361,157
Lancaster Colony                                         2,887(d)             143,484
Sanderson Farms                                          4,681(d)             197,351
Sara Lee                                               183,562              2,235,785
                                                                      ---------------
Total                                                                      11,267,090
-------------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Laclede Group                                            5,287                178,542
New Jersey Resources                                     7,487(d)             280,014
Nicor                                                   17,869(d)             752,285
Questar                                                 39,934              1,660,056
                                                                      ---------------
Total                                                                       2,870,897
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Abaxis                                                   7,184(b,d)           183,551
Becton Dickinson & Co                                   39,572(d)           3,120,648
CR Bard                                                  8,989                700,243
ev3                                                     16,068(b,d)           214,347
ICU Medical                                              4,644(b,d)           169,227
Intuitive Surgical                                       6,417(b)           1,946,404
Medtronic                                               91,675(d)           4,031,868
Orthofix Intl                                            3,519(b,c)           108,983
St. Jude Medical                                        62,721(b)           2,306,878
                                                                      ---------------
Total                                                                      12,782,149
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.4%)
Aetna                                                  117,495              3,724,592
AMERIGROUP                                              23,809(b,d)           641,891
Cardinal Health                                        160,973              5,189,770
Centene                                                 12,445(b)             263,461
CIGNA                                                  219,022(d)           7,724,906
Coventry Health Care                                    47,432(b)           1,152,123


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
182  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
HealthSpring                                            32,051(b,d)          $564,418
HMS Holdings                                             6,625(b,d)           322,571
Humana                                                  11,189(b,d)           491,085
Kindred Healthcare                                      27,742(b,d)           512,117
Magellan Health Services                                16,925(b,d)           689,355
McKesson                                                50,578              3,161,125
Molina Healthcare                                       11,390(b,d)           260,489
RehabCare Group                                          4,590(b,d)           139,674
Triple-S Management Cl B                                12,156(b,c,d)         213,946
UnitedHealth Group                                     433,331             13,207,929
Universal American Financial                            12,166(b,d)           142,342
WellCare Health Plans                                   15,382(b)             565,442
WellPoint                                              138,631(b)           8,080,801
                                                                      ---------------
Total                                                                      47,048,037
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
Allscripts-Misys Healthcare Solutions                   13,575(b,d)           274,622
Eclipsys                                                 8,911(b,d)           165,032
                                                                      ---------------
Total                                                                         439,654
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Bally Technologies                                       8,445(b,d)           348,694
Starbucks                                              327,245(b,d)         7,546,270
Starwood Hotels & Resorts Worldwide                     12,982(d)             474,752
Wyndham Worldwide                                       92,220(d)           1,860,077
                                                                      ---------------
Total                                                                      10,229,793
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
American Greetings Cl A                                 14,339(d)             312,447
Black & Decker                                          21,537              1,396,244
DR Horton                                              148,086(d)           1,609,695
Harman Intl Inds                                        19,346                682,527
KB Home                                                 29,637(d)             405,434
Lennar Cl A                                             73,437(d)             937,790
Natl Presto Inds                                         2,790(d)             304,752
Newell Rubbermaid                                       22,190(d)             333,072
Pulte Homes                                            183,098(d)           1,830,980
Tupperware Brands                                       12,571(d)             585,431
Whirlpool                                               17,591(d)           1,418,890
                                                                      ---------------
Total                                                                       9,817,262
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.1%)
Clorox                                                  13,181                804,041
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
AES                                                    209,142(b)           2,783,680
Constellation Energy Group                              62,543              2,199,637
                                                                      ---------------
Total                                                                       4,983,317
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.2%)
General Electric                                     1,813,015             27,430,916
Seaboard                                                   195(d)             263,055
Textron                                                 65,096(d)           1,224,456
Tyco Intl                                               65,539(c)           2,338,432
                                                                      ---------------
Total                                                                      31,256,859
-------------------------------------------------------------------------------------

INSURANCE (4.6%)
AFLAC                                                   33,850              1,565,563
Allstate                                               423,531             12,722,872
American Physicians Capital                              2,569(d)              77,892
Amerisafe                                               11,339(b,d)           203,762
AmTrust Financial Services                               8,321                 98,354
Argo Group Intl Holdings                                 6,158(b,c)           179,444
Assurant                                                58,511              1,724,904
Chubb                                                   57,191(d)           2,812,653
Cincinnati Financial                                    31,518(d)             827,032
CNA Surety                                               6,309(b,d)            93,941
Conseco                                                 60,467(b,d)           302,335
eHealth                                                  5,000(b,d)            82,150
Employers Holdings                                      19,591(d)             300,526
Flagstone Reinsurance Holdings                           9,026(c)              98,744
FPIC Insurance Group                                     2,262(b,d)            87,358
Hartford Financial Services Group                      123,843              2,880,588
Horace Mann Educators                                   20,251(d)             253,138
Lincoln Natl                                           116,519              2,898,993
Max Capital Group                                       11,769(c)             262,449
Meadowbrook Insurance Group                             21,843(d)             161,638
MetLife                                                 88,212              3,118,294
Montpelier Re Holdings                                  17,595(c,d)           304,745
Natl Financial Partners                                 20,492(b)             165,780
Platinum Underwriters Holdings                          27,107(c,d)         1,037,927
Principal Financial Group                              140,243(d)           3,371,442
ProAssurance                                             8,576(b,d)           460,617
Progressive                                            229,516(b)           4,128,993
Prudential Financial                                    96,211              4,787,459
RLI                                                      3,126(d)             166,460
Safety Insurance Group                                   6,515(d)             236,038
SeaBright Insurance Holdings                             7,564(b,d)            86,910
Torchmark                                               30,449(d)           1,338,234
Tower Group                                              7,998                187,233
Travelers Companies                                    321,459             16,027,947
Unum Group                                              52,131(d)           1,017,597
Zenith Natl Insurance                                   11,022(d)             328,015
                                                                      ---------------
Total                                                                      64,398,027
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.2%)
Amazon.com                                              88,200(b)          11,864,663
NutriSystem                                             11,570(d)             360,637
priceline.com                                           17,595(b)           3,844,508
                                                                      ---------------
Total                                                                      16,069,808
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.6%)
EarthLink                                               62,369(d)             518,286
eBay                                                   283,755(b)           6,679,593
ModusLink Global Solutions                              26,578(b,d)           250,099
ValueClick                                               8,908(b,d)            90,149
Vistaprint                                               6,416(b,c,d)         363,531
                                                                      ---------------
Total                                                                       7,901,658
-------------------------------------------------------------------------------------

IT SERVICES (1.3%)
Affiliated Computer Services Cl A                       20,630(b)           1,231,405
Automatic Data Processing                               97,478(d)           4,174,008
Ciber                                                   42,960(b,d)           148,212
Cognizant Technology Solutions Cl A                     97,620(b)           4,422,185
Computer Sciences                                       71,774(b)           4,129,158
Convergys                                               65,189(b,d)           700,782
CSG Systems Intl                                        10,800(b)             206,172
Euronet Worldwide                                        9,886(b,d)           216,998
Fiserv                                                  28,356(b)           1,374,699
Heartland Payment Systems                                6,293(d)              82,627
SAIC                                                    69,260(b)           1,311,784
TeleTech Holdings                                        7,313(b)             146,479
Total System Services                                   11,825(d)             204,218
Wright Express                                          10,210(b,d)           325,291
                                                                      ---------------
Total                                                                      18,674,018
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Brunswick                                               24,516(d)             311,598
Eastman Kodak                                          140,627(b,d)           593,446
JAKKS Pacific                                           21,478(b,d)           260,313
Mattel                                                  35,382                706,933
Polaris Inds                                             2,814(d)             122,775
                                                                      ---------------
Total                                                                       1,995,065
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.2%)
Life Technologies                                       45,786(b,d)         2,391,403
-------------------------------------------------------------------------------------

MACHINERY (1.0%)
Caterpillar                                             62,011(d)           3,534,008
Chart Inds                                              12,577(b,d)           208,149
Eaton                                                    8,759                557,248
EnPro Inds                                               3,957(b,d)           104,504
Flowserve                                               14,136              1,336,276
Force Protection                                        45,049(b)             234,705
Illinois Tool Works                                     58,488              2,806,839
Ingersoll-Rand                                          92,872(c,d)         3,319,245
Manitowoc                                               78,386(d)             781,508
Mueller Inds                                            14,959                371,582
NACCO Inds Cl A                                          4,002                199,300
Nordson                                                  5,144(d)             314,710
Terex                                                    5,556(b,d)           110,064
                                                                      ---------------
Total                                                                      13,878,138
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  183

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Dynamic Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MEDIA (1.5%)
CBS Cl B                                               254,833(d)          $3,580,404
Gannett                                                104,953              1,558,552
Meredith                                                24,578(d)             758,231
Natl CineMedia                                          12,311(d)             203,993
New York Times Cl A                                     32,923(b)             406,928
News Corp Cl A                                         692,677(d)           9,482,749
Viacom Cl B                                            163,470(b)           4,859,963
WorldSpace Cl A                                        146,291(b,d)             3,438
                                                                      ---------------
Total                                                                      20,854,258
-------------------------------------------------------------------------------------

METALS & MINING (2.4%)
AK Steel Holding                                        50,070              1,068,995
Alcoa                                                  236,989(d)           3,820,263
Allegheny Technologies                                  53,994(d)           2,417,311
AM Castle & Co                                          12,753(d)             174,589
Brush Engineered Materials                               5,342(b,d)            99,041
Century Aluminum                                        10,906(b,d)           176,568
Freeport-McMoRan Copper & Gold                         171,402(b)          13,761,866
Haynes Intl                                              3,353(d)             110,548
Horsehead Holding                                       22,367(b,d)           285,179
Kaiser Aluminum                                          3,984(d)             165,814
Newmont Mining                                          81,867              3,873,127
Nucor                                                   57,147              2,665,908
Olympic Steel                                            7,466(d)             243,242
Royal Gold                                               5,306                249,913
RTI Intl Metals                                          8,041(b,d)           202,392
Timminco                                               277,094(b,c,d)         342,955
United States Steel                                     65,777(d)           3,625,628
Worthington Inds                                        17,984                235,051
                                                                      ---------------
Total                                                                      33,518,390
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Dillard's Cl A                                          15,827                292,008
Family Dollar Stores                                    64,912(d)           1,806,501
JC Penney                                               55,501(d)           1,476,882
Kohl's                                                  76,583(b)           4,130,121
Macy's                                                  96,323(d)           1,614,373
Nordstrom                                               45,125(d)           1,695,798
Sears Holdings                                          20,987(b,d)         1,751,365
                                                                      ---------------
Total                                                                      12,767,048
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
CH Energy Group                                          4,065(d)             172,844
Consolidated Edison                                     40,087(d)           1,821,152
PG&E                                                    53,593(d)           2,392,928
                                                                      ---------------
Total                                                                       4,386,924
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                  214,990              1,818,815
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.0%)
ATP Oil & Gas                                           13,472(b)             246,268
Bill Barrett                                             8,097(b)             251,898
Chevron                                                973,467             74,947,223
ConocoPhillips                                         521,630             26,639,644
CVR Energy                                               8,108(b,d)            55,621
Gran Tierra Energy                                      31,196(b,c)           178,753
Hess                                                    73,718(d)           4,459,939
Knightsbridge Tankers                                    6,119(c)              81,138
Marathon Oil                                           336,284             10,498,786
McMoRan Exploration                                     22,729(b,d)           182,287
Murphy Oil                                              45,793              2,481,981
Occidental Petroleum                                    79,034              6,429,416
Patriot Coal                                            12,380(b,d)           191,395
Penn Virginia                                            6,514(d)             138,683
Petroleum Development                                    5,708(b,d)           103,943
Pioneer Natural Resources                               21,027(d)           1,012,871
Range Resources                                         28,530(d)           1,422,221
Rosetta Resources                                       14,521(b,d)           289,404
Stone Energy                                             9,098(b,d)           164,219
Sunoco                                                  58,832(d)           1,535,515
Swift Energy                                            11,641(b,d)           278,918
Tesoro                                                  85,935(d)           1,164,419
USEC                                                    49,943(b,d)           192,281
Valero Energy                                          330,883(d)           5,542,290
Western Refining                                        19,486(b,d)            91,779
World Fuel Services                                     19,820(d)             530,978
                                                                      ---------------
Total                                                                     139,111,870
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
Clearwater Paper                                         2,327(b,d)           127,915
Intl Paper                                               8,977                240,404
MeadWestvaco                                            43,250(d)           1,238,247
Schweitzer-Mauduit Intl                                  4,193(d)             294,978
                                                                      ---------------
Total                                                                       1,901,544
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (--%)
Nu Skin Enterprises Cl A                                 9,922                266,604
-------------------------------------------------------------------------------------

PHARMACEUTICALS (11.8%)
Abbott Laboratories                                    205,759             11,108,928
Allergan                                                25,764(d)           1,623,390
Auxilium Pharmaceuticals                                 8,810(b)             264,124
Bristol-Myers Squibb                                   229,878(d)           5,804,420
Forest Laboratories                                    128,182(b)           4,115,924
Johnson & Johnson                                      643,711             41,461,426
King Pharmaceuticals                                    61,372(b,d)           753,034
Merck & Co                                             635,067             23,205,348
Mylan                                                   51,014(b,d)           940,188
Par Pharmaceutical Companies                             9,514(b)             257,449
Pfizer                                               3,959,827(e)          72,029,253
ViroPharma                                              31,858(b)             267,289
Watson Pharmaceuticals                                  25,567(b)           1,012,709
                                                                      ---------------
Total                                                                     162,843,482
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.1%)
Administaff                                              9,901(d)             233,565
Heidrick & Struggles Intl                                7,331(d)             229,020
ICF Intl                                                 4,692(b,d)           125,746
Kelly Services Cl A                                     15,660(b,d)           186,824
Korn/Ferry Intl                                         14,884(b,d)           245,586
Spherion                                                17,075(b,d)            95,962
TrueBlue                                                19,857(b,d)           294,081
                                                                      ---------------
Total                                                                       1,410,784
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Anworth Mtge Asset                                      24,681(d)             172,767
Capstead Mtge                                           35,904                490,089
Getty Realty                                             4,371(d)             102,850
MFA Financial                                           58,593(d)             430,659
                                                                      ---------------
Total                                                                       1,196,365
-------------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
Arkansas Best                                           13,159(d)             387,269
CSX                                                     31,732              1,538,685
Ryder System                                            23,177(d)             954,197
                                                                      ---------------
Total                                                                       2,880,151
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Amkor Technology                                        45,928(b,d)           328,844
Analog Devices                                          50,089              1,581,811
Atheros Communications                                   6,291(b,d)           215,404
Broadcom Cl A                                          147,210(b,d)         4,629,755
Intel                                                  669,701             13,661,901
MEMC Electronic Materials                               52,775(b,d)           718,796
Micron Technology                                      288,955(b,d)         3,051,365
Monolithic Power Systems                                 9,292(b,d)           222,729
NetLogic Microsystems                                    5,070(b,d)           234,538
NVIDIA                                                 192,324(b,d)         3,592,612
OmniVision Technologies                                 19,650(b)             285,515
Sigma Designs                                           12,679(b)             135,665
Silicon Image                                           72,130(b,d)           186,095
Teradyne                                                18,491(b,d)           198,408
Texas Instruments                                      219,606(d)           5,722,932
Zoran                                                   16,155(b,d)           178,513
                                                                      ---------------
Total                                                                      34,944,883
-------------------------------------------------------------------------------------

SOFTWARE (3.2%)
Informatica                                             13,636(b,d)           352,627
Intuit                                                  53,976(b,d)         1,657,603
Microsoft                                            1,189,769             36,276,057
MicroStrategy Cl A                                       1,817(b,d)           170,834
Pegasystems                                              5,548(d)             188,632
Red Hat                                                 65,796(b)           2,033,096
Rovi                                                     9,902(b,d)           315,577
Salesforce.com                                          34,433(b)           2,540,122
Take-Two Interactive Software                           24,772(b,d)           248,959
Taleo Cl A                                               8,540(b)             200,861
TIBCO Software                                          35,236(b)             339,323


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
184  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SOFTWARE (CONT.)
TiVo                                                    21,852(b)            $222,453
Ultimate Software Group                                  4,948(b,d)           145,323
                                                                      ---------------
Total                                                                      44,691,467
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.1%)
Abercrombie & Fitch Cl A                                42,552(d)           1,482,937
AnnTaylor Stores                                        12,488(b,d)           170,336
Asbury Automotive Group                                 18,325(b,d)           211,287
AutoNation                                              66,146(b,d)         1,266,696
AutoZone                                                 9,860(b)           1,558,570
Bed Bath & Beyond                                       59,048(b,d)         2,281,024
Best Buy                                                39,604(d)           1,562,774
Big 5 Sporting Goods                                     8,568(d)             147,198
Brown Shoe                                              16,965(d)             167,445
Cato Cl A                                               11,568(d)             232,054
Children's Place Retail Stores                           6,548(b,d)           216,149
Collective Brands                                       12,794(b,d)           291,319
Dress Barn                                              21,079(b,d)           486,925
Gap                                                     83,996              1,759,716
Genesco                                                  9,723(b)             266,994
Group 1 Automotive                                      11,988(b,d)           339,860
Gymboree                                                 3,759(b,d)           163,479
hhgregg                                                  5,707(b,d)           125,725
Home Depot                                             689,287             19,941,072
Hot Topic                                               31,608(b,d)           201,027
Jo-Ann Stores                                            9,150(b,d)           331,596
Jos A Bank Clothiers                                     4,536(b,d)           191,374
Limited Brands                                          64,190(d)           1,235,016
Lowe's Companies                                        86,987              2,034,626
Lumber Liquidators Holdings                              4,392(b,d)           117,706
Men's Wearhouse                                         18,901(d)             398,055
Office Depot                                            87,281(b)             562,962
OfficeMax                                               28,426(b,d)           360,726
O'Reilly Automotive                                     22,846(b,d)           870,890
Pacific Sunwear of California                           28,322(b,d)           112,722
RadioShack                                              46,005                897,098
Rent-A-Center                                           20,379(b,d)           361,116
Sherwin-Williams                                        34,033(d)           2,098,134
Sonic Automotive Cl A                                    9,105                 94,601
Stage Stores                                            11,781(d)             145,613
Tiffany & Co                                             6,560(d)             282,080
Wet Seal Cl A                                           41,566(b,d)           143,403
                                                                      ---------------
Total                                                                      43,110,305
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Carter's                                                11,707(b,d)           307,309
Coach                                                   57,496              2,100,330
Crocs                                                   23,031(b,d)           132,428
Deckers Outdoor                                          1,490(b,d)           151,563
Fossil                                                  10,534(b,d)           353,521
Fuqi Intl                                                2,935(b,c,d)          52,683
Iconix Brand Group                                      11,158(b)             141,149
Jones Apparel Group                                     39,808                639,316
Nike Cl B                                               66,620(d)           4,401,584
Skechers USA Cl A                                        8,040(b,d)           236,456
VF                                                       4,459(d)             326,577
Warnaco Group                                            9,192(b,d)           387,810
                                                                      ---------------
Total                                                                       9,230,726
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (--%)
Freddie Mac                                             61,112(b,d)            89,835
Ocwen Financial                                         18,886(b,d)           180,739
                                                                      ---------------
Total                                                                         270,574
-------------------------------------------------------------------------------------

TOBACCO (--%)
Alliance One Intl                                       30,732(b,d)           149,972
Universal                                                6,500(d)             296,465
                                                                      ---------------
Total                                                                         446,437
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
Fastenal                                                 4,849(d)             201,912
H&E Equipment Services                                  23,958(b,d)           251,320
United Rentals                                          13,868(b,d)           136,045
                                                                      ---------------
Total                                                                         589,277
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Sprint Nextel                                        1,049,681(b,d)         3,841,833
Syniverse Holdings                                      20,748(b,d)           362,675
USA Mobility                                            13,522(d)             148,877
                                                                      ---------------
Total                                                                       4,353,385
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,199,015,028)                                                 $1,322,136,449
-------------------------------------------------------------------------------------



EXCHANGE TRADED FUNDS (4.5%)
                                                       SHARES                VALUE(a)
iShares MSCI EAFE Index Fund                           357,935            $19,793,806
iShares MSCI Emerging Markets Index Fund               659,108(d)          27,352,981
Vanguard Emerging Markets ETF                          106,321              4,359,161
Vanguard Europe Pacific ETF                            318,814             10,903,439
-------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $59,972,424)                                                       $62,409,387
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              3,010,945(f)          $3,010,945
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,010,945)                                                         $3,010,945
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (23.6%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND (--%)
JPMorgan Prime Money Market Fund                       322,800               $322,800
-------------------------------------------------------------------------------------





                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

ASSET-BACKED COMMERCIAL PAPER (3.7%)
Antalis US Funding
 01-20-10                            0.23%           $4,997,988            $4,997,988
Arabella Finance LLC
 01-19-10                            0.65             4,997,111             4,997,111
Belmont Funding LLC
 01-04-10                            0.48             4,998,867             4,998,867
Cancara Asset Securitisation LLC
 01-20-10                            0.28            10,992,214            10,992,214
Ebbets Funding LLC
 01-05-10                            0.48             4,999,067             4,999,067
 01-07-10                            0.56             4,997,278             4,997,278
Grampian Funding LLC
 01-04-10                            0.25             4,998,819             4,998,819
 01-14-10                            0.27             9,997,975             9,997,975
                                                                      ---------------
Total                                                                      50,979,319
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (16.4%)
Banco Espirito Santo e Commerciale
 01-07-10                            0.47             4,999,543             4,999,543
Banco Popular Espanol
 01-19-10                            0.40             5,000,000             5,000,000
 01-25-10                            0.41             4,998,178             4,998,178
Banco Santander Central Hispano
 02-10-10                            0.29             6,000,000             6,000,000
Bank of Tokyo Securities
 03-23-10                            0.29             4,000,000             4,000,000
Banque Federative Du Credit Mutuel
 03-02-10                            0.28             4,996,425             4,996,425
Barclays Bank
 02-16-10                            0.36             1,000,000             1,000,000
Bayrische Hypo-Und Vereinsbank
 02-01-10                            0.43             5,000,000             5,000,000
Caisse Des Depots
 01-28-10                            0.27             2,997,931             2,997,931
 03-01-10                            0.28             6,995,103             6,995,103
Caixa Geral de Deposit
 01-08-10                            0.35             5,000,000             5,000,000
 03-04-10                            0.30             8,000,000             8,000,000
 03-15-10                            0.30             2,000,000             2,000,000
Clydesdale Bank
 02-08-10                            0.30             5,000,000             5,000,000
Commerzbank
 01-04-10                            0.18             5,000,000             5,000,000
 01-04-10                            0.23             4,999,010             4,999,010
Credit Industrial et Commercial
 01-13-10                            0.39             5,000,000             5,000,000
 03-04-10                            0.38             5,000,000             5,000,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  185

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Dynamic Equity Fund

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Den Danske Bank
 01-04-10                            0.25%          $15,000,000           $15,000,000
Dexia Bank
 01-11-10                            0.40             9,996,335             9,996,335
 01-29-10                            0.40             4,998,278             4,998,278
Erste Bank der Oesterreichischen Sparkassen
 01-05-10                            0.23             5,000,000             5,000,000
Hong Kong Shanghai Bank Corp
 01-04-10                            0.29             5,000,000             5,000,000
Jyske Bank
 03-03-10                            0.41             4,994,937             4,994,937
KBC Bank
 01-19-10                            0.33             5,000,000             5,000,000
Mizuho Corporate Bank
 01-25-10                            0.32            10,000,000            10,000,000
Nederlandse Waterschapsbank
 03-01-10                            0.30             9,992,506             9,992,506
Norinchukin Bank
 01-19-10                            0.27             2,499,363             2,499,363
 02-17-10                            0.31            10,000,000            10,000,000
Nykredit Bank
 01-05-10                            0.45            11,000,000            11,000,000
 03-22-10                            0.44             5,000,000             5,000,000
 03-29-10                            0.43             1,000,000             1,000,000
Raiffeisen Zentralbank Oesterreich
 01-06-10                            0.28            15,000,000            15,000,000
State of Hessen
 01-04-10                            0.20            15,000,000            15,000,000
Sumitomo Mitsui Banking
 02-19-10                            0.31            10,000,000            10,000,000
 02-22-10                            0.31             3,500,000             3,500,000
                                                                      ---------------
Total                                                                     228,967,609
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (1.1%)
BTM Capital
 01-22-10                            0.40             9,989,666             9,989,666
KBC Financial Products
 01-11-10                            0.43             4,997,910             4,997,910
                                                                      ---------------
Total                                                                      14,987,576
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (2.4%)(G)
Barclays Capital
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $30,000,708                         0.21            30,000,000            30,000,000
Goldman Sachs
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $2,042,545                          0.01             2,042,543             2,042,543
Morgan Stanley
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $2,000,058                          0.26             2,000,000             2,000,000
                                                                      ---------------
Total                                                                      34,042,543
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $329,299,847)                                                     $329,299,847
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,591,298,244)                                                 $1,716,856,628
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2009



                                                         NUMBER OF                                  UNREALIZED
                                                         CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                   LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                               37         $10,273,975   March 2010         $(55,915)



NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  --   American Depository Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 1.39% of net assets.

(d) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) At Dec. 31, 2009, investments in securities included securities valued at $3,072,750 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.


--------------------------------------------------------------------------------
186  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(g) The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

     BARCLAYS CAPITAL (0.21%)
     SECURITY DESCRIPTION                                                          VALUE(a)
     ---------------------------------------------------------------------------------------
     BCRR Trust                                                                   $5,006,797
     Bear Stearns Adjustable Rate Mortgage Trust                                   1,622,253
     Citigroup Commercial Mortgage Trust                                           2,380,908
     Granite Master Issuer PLC                                                     5,660,815
     Greenwich Capital Commercial Funding Corp                                     2,054,155
     JP Morgan Chase Commercial Mortgage Securities Corp                           7,447,050
     Morgan Stanley Capital I                                                      2,783,814
     Morgan Stanley Dean Witter Capital I                                          2,351,556
     WaMu Mortgage Pass Through Certificates                                       2,192,652
     ---------------------------------------------------------------------------------------
     Total market value for collateralized securities                            $31,500,000



     GOLDMAN SACHS & CO (0.01%)
     SECURITY DESCRIPTION                                                          VALUE(a)
     ---------------------------------------------------------------------------------------
     Fannie Mae Discount Notes                                                      $273,604
     Federal Home Loan Mtge Corp                                                     921,210
     Federal Natl Mtge Assn                                                          439,314
     Freddie Mac Discount Notes                                                      449,270
     ---------------------------------------------------------------------------------------
     Total market value for collateralized securities                             $2,083,398



     MORGAN STANLEY (0.26%)
     SECURITY DESCRIPTION                                                          VALUE(a)
     ---------------------------------------------------------------------------------------
     Citigroup Commercial Mortgage Trust                                          $1,078,917
     Citigroup/Deutsche Bank Commercial Mortgage Trust                                56,139
     Fannie Mae REMICS                                                                98,164
     Granite Master Issuer PLC                                                        91,879
     Nomura Asset Acceptance Corp                                                        845
     Paragon Mortgages PLC                                                            41,587
     Wachovia Bank Commercial Mortgage Trust                                         729,902
     ---------------------------------------------------------------------------------------
     Total market value for collateralized securities                             $2,097,433
     ---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  187

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Dynamic Equity Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
188  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                    FAIR VALUE AT DEC. 31, 2009
                                                   ------------------------------------------------------------
                                                        LEVEL 1         LEVEL 2
                                                     QUOTED PRICES       OTHER        LEVEL 3
                                                       IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                      MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS     INPUTS        INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)                                  $1,322,136,449            $--       $--      $1,322,136,449
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                              1,322,136,449             --        --       1,322,136,449
---------------------------------------------------------------------------------------------------------------
Other
  Exchange Traded Funds                                 62,409,387             --        --          62,409,387
  Affiliated Money Market Fund(b)                        3,010,945             --        --           3,010,945
  Investments of Cash Collateral Received for
    Securities on Loan(c)                                  322,800    328,977,047        --         329,299,847
---------------------------------------------------------------------------------------------------------------
Total Other                                             65,743,132    328,977,047        --         394,720,179
---------------------------------------------------------------------------------------------------------------
Investments in Securities                            1,387,879,581    328,977,047        --       1,716,856,628
Other Financial Instruments(d)                             (55,915)            --        --             (55,915)
---------------------------------------------------------------------------------------------------------------
Total                                               $1,387,823,666   $328,977,047       $--      $1,716,800,713
---------------------------------------------------------------------------------------------------------------



(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.
(c) Level 1 investments are comprised of the Unaffiliated Money Market Fund; Level 2 investments are comprised of all other short-term investments.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  189

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Global Bond Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (96.2%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ARGENTINA (0.2%)
Republic of Argentina
 Sr Unsecured
 09-12-13                             7.00%            $2,622,000          $2,383,398
 12-15-35                             0.00              4,700,000(i)          302,210
                                                                      ---------------
Total                                                                       2,685,608
-------------------------------------------------------------------------------------

AUSTRALIA (1.4%)
Australia & New Zealand Banking Group
 (Australian Dollar)
 11-08-11                             6.50              1,180,000           1,076,658
New South Wales Treasury
 (Australian Dollar)
 05-01-12                             6.00             19,630,000          17,984,453
Telstra
 Sr Unsecured
 04-01-12                             6.38              1,050,000           1,141,133
Westpac Banking
 (Australian Dollar) Sr Unsub
 09-24-12                             7.25              1,700,000           1,571,210
Woodside Finance
 11-10-14                             4.50              1,655,000(d)        1,666,760
                                                                      ---------------
Total                                                                      23,440,214
-------------------------------------------------------------------------------------

AUSTRIA (1.5%)
Republic of Austria
 (European Monetary Unit)
 07-15-14                             4.30             16,625,000          25,412,315
-------------------------------------------------------------------------------------

BELGIUM (1.6%)
Fortis Bank
 (European Monetary Unit) Sr Unsecured
 05-30-14                             4.50              1,910,000           2,830,376
Kingdom of Belgium
 (European Monetary Unit)
 03-28-10                             3.00              9,140,000          13,148,221
 09-28-12                             5.00              6,635,000          10,300,989
                                                                      ---------------
Total                                                                      26,279,586
-------------------------------------------------------------------------------------

BRAZIL (2.0%)
Banco Nacional de Desenvolvimento Economico e Social
 06-10-19                             6.50              1,960,000(d)        2,091,548
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                             6.37              1,165,000(d)        1,248,006
Centrais Eletricas Brasileiras
 Sr Unsecured
 07-30-19                             6.88              1,025,000(d)        1,112,325
Federative Republic of Brazil
 01-15-18                             8.00              1,563,056           1,783,446
Federative Republic of Brazil
 (Brazilian Real)
 01-05-16                            12.50              2,400,000           1,555,938
Federative Republic of Brazil
 Sr Unsecured
 10-14-19                             8.88                335,000             432,150
 01-07-41                             5.63              1,000,000             937,500
Nota do Tesouro Nacional
 (Brazilian Real) Series F
 01-01-12                            10.00              1,970,000          11,483,190
 01-01-13                            10.00              2,242,900          12,721,734
                                                                      ---------------
Total                                                                      33,365,837
-------------------------------------------------------------------------------------

CANADA (2.8%)
Anadarko Finance
 Series B
 05-01-11                             6.75              1,145,000           1,209,958
Canadian Natural Resources
 Sr Unsecured
 05-15-17                             5.70              2,765,000           2,954,116
Canadian Pacific Railway
 (Canadian Dollar) Sr Unsecured
 06-15-10                             4.90                395,000(d)          382,229
Cascades
 Sr Nts
 12-15-17                             7.75              2,230,000(d)        2,266,238
Devon Financing
 09-30-11                             6.88                355,000             385,642
EnCana
 Sr Unsecured
 11-01-11                             6.30                 95,000             102,176
Govt of Canada
 (Canadian Dollar)
 06-01-18                             4.25              6,100,000           6,127,882
Molson Coors Capital Finance
 09-22-10                             4.85              2,300,000           2,369,524
Nexen
 Sr Unsecured
 05-15-37                             6.40                625,000             629,698
Nova Chemicals
 Sr Unsecured
 11-01-16                             8.38                695,000(d)          705,425
 11-01-19                             8.63                585,000(d)          595,238
Province of British Columbia
 (Canadian Dollar)
 06-18-14                             5.30              5,890,000           6,154,799
Province of Ontario
 (Canadian Dollar)
 03-08-14                             5.00             11,085,000          11,439,929
Province of Quebec
 (Canadian Dollar)
 12-01-17                             4.50              5,800,000           5,727,447
Royal Bank of Canada
 (European Monetary Unit) Sr Unsecured
 01-18-13                             3.25              2,235,000           3,265,281
Toronto-Dominion Bank
 (European Monetary Unit) Sr Unsecured
 05-14-15                             5.38              2,100,000           3,294,026
                                                                      ---------------
Total                                                                      47,609,608
-------------------------------------------------------------------------------------

COLOMBIA (0.3%)
Ecopetrol
 Sr Unsecured
 07-23-19                             7.63                855,000(n)          947,768
Republic of Colombia
 09-18-37                             7.38              1,350,000(n)        1,471,500
Republic of Colombia
 Sr Unsecured
 03-18-19                             7.38                950,000(n)        1,075,875
 01-18-41                             6.13              1,365,000(n)        1,268,859
                                                                      ---------------
Total                                                                       4,764,002
-------------------------------------------------------------------------------------

CZECH REPUBLIC (0.1%)
Czech Republic
 (Czech Koruna)
 06-16-13                             3.70             42,800,000           2,395,026
-------------------------------------------------------------------------------------

DENMARK (0.7%)
Danske Bank
 (European Monetary Unit)
 03-16-10                             0.77              1,450,000(h)        2,075,840
Nykredit Realkredit
 (Danish Krone)
 04-01-28                             5.00             33,578,096           6,606,406
Nykredit Realkredit
 (European Monetary Unit)
 01-01-10                             5.00              2,170,000           3,106,552
                                                                      ---------------
Total                                                                      11,788,798
-------------------------------------------------------------------------------------

EL SALVADOR (--%)
Republic of El Salvador
 Sr Unsecured
 01-24-23                             7.75                760,000(d)          809,400
-------------------------------------------------------------------------------------

FRANCE (4.4%)
BNP Paribas
 (European Monetary Unit) Sr Sub Nts
 12-17-12                             5.25              1,965,000           3,009,019
Caisse Refinance Hypothe
 (European Monetary Unit)
 10-11-10                             4.38              3,150,000           4,620,660
Compagnie de Financement Foncier
 (European Monetary Unit)
 06-25-10                             5.63              3,830,000           5,601,250
Credit Agricole
 (European Monetary Unit) Sr Unsecured
 06-24-13                             6.00              1,950,000           3,075,184


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
190  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FRANCE (CONT.)
Electricite de France
 (European Monetary Unit) Sr Unsecured
 02-05-18                             5.00%             1,450,000          $2,217,942
France Telecom
 (European Monetary Unit) Sr Unsecured
 02-21-17                             4.75              3,435,000           5,123,844
Govt of France
 (European Monetary Unit)
 04-25-12                             5.00              3,060,000           4,724,745
 04-25-13                             4.00             19,285,000          29,339,430
 10-25-16                             5.00              9,220,000          14,748,737
Veolia Environnement
 (European Monetary Unit) Sr Unsecured
 01-16-17                             4.38              1,050,000           1,519,054
                                                                      ---------------
Total                                                                      73,979,865
-------------------------------------------------------------------------------------

GERMANY (5.5%)
Bayerische Landesbank
 (Japanese Yen)
 04-22-13                             1.40            576,000,000           6,262,982
Bundesrepublik Deutschland
 (European Monetary Unit)
 07-04-10                             5.25                790,000           1,157,127
 07-04-19                             3.50              5,000,000           7,262,107
 07-04-27                             6.50             14,240,000          26,417,479
 07-04-28                             4.75              7,710,000          11,908,919
 07-04-34                             4.75             14,925,000          23,165,207
Deutsche Pfandbriefbank
 (European Monetary Unit) Series G6
 01-15-10                             5.50              4,460,000           6,395,432
Landwirtschaftliche Rentenbank
 (Australian Dollar)
 06-15-11                             5.75              3,530,000           3,197,671
Rheinische Hypothekenbank
 (European Monetary Unit) Series 803
 07-05-10                             5.75              4,210,000(d)        6,165,364
                                                                      ---------------
Total                                                                      91,932,288
-------------------------------------------------------------------------------------

GREECE (2.3%)
Hellenic Republic
 (European Monetary Unit)
 03-20-11                             3.80             11,400,000          16,312,010
 08-20-12                             4.10              7,865,000          11,120,895
Hellenic Republic
 (European Monetary Unit) Sr Unsub
 10-22-22                             5.90              7,975,000          11,351,777
                                                                      ---------------
Total                                                                      38,784,682
-------------------------------------------------------------------------------------

INDONESIA (1.0%)
Govt of Indonesia
 (Indonesian Rupiah)
 05-15-16                            10.75         51,710,000,000           5,880,124
Govt of Indonesia
 (Indonesian Rupiah) Series FR43
 07-15-22                            10.25         53,607,000,000           5,636,138
Perusahaan Penerbit SBSN
 04-23-14                             8.80               $465,000(d)          538,085
Republic of Indonesia
 Sr Unsecured
 01-17-18                             6.88              2,080,000(d,n)      2,288,000
 02-17-37                             6.63              1,095,000(d)        1,073,100
 01-17-38                             7.75                610,000(d)          686,250
                                                                      ---------------
Total                                                                      16,101,697
-------------------------------------------------------------------------------------

IRELAND (0.1%)
GE Capital UK Funding
 (British Pound)
 04-26-10                             5.88                955,000           1,559,135
-------------------------------------------------------------------------------------

ITALY (4.2%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 01-15-10                             3.00             11,180,000          16,018,573
 04-15-12                             4.00              6,060,000           9,068,678
 08-01-15                             3.75              2,410,000           3,569,470
 02-01-19                             4.25              6,880,000          10,156,537
 11-01-26                             7.25             10,675,191          19,996,881
 11-01-27                             6.50              3,300,000           5,762,737
Intesa Sanpaolo
 (European Monetary Unit) Sr Unsecured
 12-19-13                             5.38              1,200,000           1,863,630
Italy Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 07-01-12                             2.50              2,650,000           3,829,965
Telecom Italia Capital
 11-15-13                             5.25                370,000             389,163
                                                                      ---------------
Total                                                                      70,655,634
-------------------------------------------------------------------------------------

JAPAN (11.1%)
Bayer Holding
 (Japanese Yen)
 06-28-12                             1.96            130,000,000           1,391,576
Development Bank of Japan
 (Japanese Yen)
 06-20-12                             1.40          1,227,000,000          13,511,845
Govt of Japan CPI Linked
 (Japanese Yen)
 03-10-18                             1.40          1,218,176,000(g)       12,679,319
Govt of Japan
 (Japanese Yen)
 09-20-17                             1.70          2,938,000,000          33,412,756
 12-20-22                             1.40          1,213,000,000          12,645,310
 09-20-24                             2.10            150,000,000           1,679,309
 12-20-26                             2.10          2,833,000,000          31,099,344
 09-20-29                             2.10          1,075,000,000          11,585,765
 12-20-34                             2.40            765,000,000           8,508,352
 03-20-39                             2.30            420,000,000           4,559,879
Govt of Japan
 (Japanese Yen) Series 239
 06-20-12                             1.40          1,695,600,000          18,765,679
Govt of Japan
 (Japanese Yen) Series 244
 12-20-12                             1.00          2,539,500,000          27,908,630
Govt of Japan
 (Japanese Yen) Series 267
 12-20-14                             1.30            716,000,000           7,990,155
                                                                      ---------------
Total                                                                     185,737,919
-------------------------------------------------------------------------------------

KAZAKHSTAN (--%)
KazMunaiGaz Finance
 07-02-18                             9.13                750,000(d,n)        821,423
-------------------------------------------------------------------------------------

LUXEMBOURG (0.2%)
Expro Finance Luxembourg
 Sr Secured
 12-15-16                             8.50              1,996,000(d)        1,954,137
Gaz Capital for Gazprom
 Sr Unsecured
 11-22-16                             6.21                600,000(d)          576,000
Gaz Capital
 Secured
 08-16-37                             7.29                570,000(d)          530,100
                                                                      ---------------
Total                                                                       3,060,237
-------------------------------------------------------------------------------------

MALAYSIA (0.5%)
Petronas Capital
 05-22-12                             7.00              1,895,000(d)        2,081,504
 05-22-12                             7.00                315,000             345,996
 08-12-19                             5.25              5,725,000(d)        5,710,638
                                                                      ---------------
Total                                                                       8,138,138
-------------------------------------------------------------------------------------

MEXICO (1.4%)
Mexican Fixed Rate Bonds
 (Mexican Peso) Series M-10
 12-17-15                             8.00            199,680,000          15,557,574
Mexican Fixed Rate Bonds
 (Mexican Peso) Series MI-10
 12-19-13                             8.00             79,600,000           6,272,535
Pemex Project Funding Master Trust
 03-01-18                             5.75              1,813,000           1,833,171
United Mexican States
 Sr Unsecured
 09-27-34                             6.75                315,000             332,325
                                                                      ---------------
Total                                                                      23,995,605
-------------------------------------------------------------------------------------

NETHERLANDS (3.9%)
Allianz Finance II
 (European Monetary Unit)
 11-23-16                             4.00                750,000           1,083,766
BMW Finance
 (European Monetary Unit)
 09-19-13                             8.88              1,950,000           3,315,317
Deutsche Telekom Intl Finance
 (British Pound)
 12-09-10                             6.25              1,190,000           1,997,221
Deutsche Telekom Intl Finance
 (European Monetary Unit)
 01-19-15                             4.00              3,755,000           5,476,230


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  191

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
NETHERLANDS (CONT.)
E.ON Intl Finance
 (European Monetary Unit)
 10-02-17                             5.50%             1,040,000          $1,638,133
Govt of Netherlands
 (European Monetary Unit)
 07-15-12                             5.00              9,420,000          14,596,447
 07-15-13                             4.25              8,141,000          12,513,231
 07-15-16                             4.00              6,155,000           9,309,258
ING Groep
 (European Monetary Unit) Sr Unsecured
 05-31-17                             4.75              3,125,000           4,520,186
Nederlandse Waterschapsbank
 (British Pound) Sr Unsub
 06-07-10                             5.38              2,150,000           3,540,226
Rabobank Nederland
 (European Monetary Unit) Sr Unsub
 04-04-12                             4.13              2,290,000           3,431,912
Telefonica Europe
 09-15-10                             7.75             $3,725,000           3,896,752
                                                                      ---------------
Total                                                                      65,318,679
-------------------------------------------------------------------------------------

NEW ZEALAND (0.8%)
Govt of New Zealand
 (New Zealand Dollar)
 04-15-13                             6.50             17,730,000          13,424,824
-------------------------------------------------------------------------------------

NORWAY (1.6%)
Eksportfinans
 (British Pound) Sr Unsecured
 09-06-10                             6.00              3,070,000           5,088,604
Govt of Norway
 (Norwegian Krone)
 05-16-11                             6.00            102,045,000          18,457,810
Kommunalbanken
 (British Pound) Sr Unsecured
 01-28-10                             4.75              2,070,000           3,355,221
                                                                      ---------------
Total                                                                      26,901,635
-------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.3%)
Power Sector Assets & Liabilities
 05-27-19                             7.25              2,600,000(d)        2,788,500
Republic of Philippines
 01-14-31                             7.75              1,645,000(n)        1,854,738
Republic of Philippines
 Sr Unsecured
 10-23-34                             6.38                300,000(n)          294,000
                                                                      ---------------
Total                                                                       4,937,238
-------------------------------------------------------------------------------------

POLAND (1.3%)
Govt of Poland
 (Polish Zloty)
 04-25-13                             5.25             22,290,000           7,774,683
Govt of Poland
 (Polish Zloty) Series 1017
 10-25-17                             5.25             24,160,000           7,989,386
Govt of Poland
 (Polish Zloty) Series 310
 03-24-10                             5.75             15,425,000           5,418,360
                                                                      ---------------
Total                                                                      21,182,429
-------------------------------------------------------------------------------------

QATAR (0.3%)
Ras Laffan Liquefied Natural Gas
 Sr Secured
 09-30-14                             5.50                890,000(d,n)        937,610
State of Qatar
 Sr Nts
 04-09-19                             6.55              1,750,000(d)        1,919,319
 01-20-20                             5.25              1,365,000(d)        1,371,825
                                                                      ---------------
Total                                                                       4,228,754
-------------------------------------------------------------------------------------

RUSSIA (0.3%)
Russian Federation
 03-31-30                             7.50              4,356,900(d,n)      4,912,405
TransCapitalInvest for Transneft
 Secured
 03-05-14                             5.67                670,000(d)          675,047
                                                                      ---------------
Total                                                                       5,587,452
-------------------------------------------------------------------------------------

SOUTH AFRICA (0.4%)
Republic of South Africa
 (South African Rand) Sr Unsecured
 12-21-14                             8.75             44,890,000           6,138,086
-------------------------------------------------------------------------------------

SOUTH KOREA (0.6%)
Export-Import Bank of Korea
 Sr Unsecured
 01-21-14                             8.13              3,430,000           3,986,518
Export-Import Bank of Korea
 Sr Unsecured
 01-14-15                             5.88              1,450,000           1,559,125
Korea Development Bank
 (Japanese Yen) Sr Unsecured
 06-28-10                             0.87            400,000,000           4,255,599
                                                                      ---------------
Total                                                                       9,801,242
-------------------------------------------------------------------------------------

SPAIN (2.3%)
AyT Cedulas Cajas Global
 (European Monetary Unit)
 06-14-18                             4.25              4,900,000           6,683,344
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
 03-25-11                             3.50              5,800,000           8,444,502
Govt of Spain
 (European Monetary Unit)
 07-30-17                             5.50              6,350,000          10,235,470
Instituto de Credito Oficial
 (Australian Dollar)
 03-08-11                             5.50              3,840,000           3,457,090
Santander Intl Debt
 (European Monetary Unit) Bank Guaranteed
 04-11-11                             5.13              5,000,000           7,448,482
Telefonica Emisiones SAU
 (European Monetary Unit)
 02-02-16                             4.38              1,850,000           2,705,252
                                                                      ---------------
Total                                                                      38,974,140
-------------------------------------------------------------------------------------

SUPRA-NATIONAL (0.7%)
Corp Andina de Fomento
 Sr Unsecured
 06-04-19                             8.13              2,420,000           2,764,595
European Investment Bank
 (British Pound) Sr Unsecured
 12-07-11                             5.50              5,310,000           9,198,896
                                                                      ---------------
Total                                                                      11,963,491
-------------------------------------------------------------------------------------

SWEDEN (1.7%)
Govt of Sweden
 (Swedish Krona)
 05-05-14                             6.75            120,900,000          19,890,791
Govt of Sweden
 (Swedish Krona) Series 1045
 03-15-11                             5.25             57,980,000           8,574,644
                                                                      ---------------
Total                                                                      28,465,435
-------------------------------------------------------------------------------------

TUNISIA (0.2%)
Banque Centrale de Tunisie
 (Japanese Yen)
 08-02-10                             3.30            360,000,000           3,863,598
-------------------------------------------------------------------------------------

TURKEY (0.3%)
Republic of Turkey
 04-03-18                             6.75                696,000             752,550
 06-05-20                             7.00              1,330,000           1,449,700
 03-17-36                             6.88                860,000             875,050
Republic of Turkey
 Sr Unsecured
 07-14-17                             7.50                950,000           1,078,250
 11-07-19                             7.50                225,000             253,969
                                                                      ---------------
Total                                                                       4,409,519
-------------------------------------------------------------------------------------

UNITED KINGDOM (3.5%)
MetLife of Connecticut
 05-24-12                             0.93            400,000,000           4,032,667
SABMiller
 Sr Unsecured
 01-15-14                             5.70              3,340,000(d)        3,608,396
United Kingdom Treasury
 (British Pound)
 03-07-19                             4.50              8,350,000          13,930,742
 03-07-25                             5.00              2,565,000           4,397,310
 12-07-27                             4.25              5,750,000           9,057,912
 03-07-36                             4.25              4,860,000           7,591,910
 12-07-38                             4.75              6,200,000          10,555,148
 12-07-49                             4.25              3,450,000           5,497,735
                                                                      ---------------
Total                                                                      58,671,820
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
192  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

UNITED STATES (36.1%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (AGM)
 07-06-12                             5.49%              $982,873(l)         $993,298
Anadarko Petroleum
 Sr Unsecured
 09-15-16                             5.95                540,000             584,116
Anheuser-Busch InBev Worldwide
 01-15-14                             7.20              5,015,000(d)        5,687,818
Ashland
 06-01-17                             9.13                605,000(d,n)        663,988
AT&T
 Sr Unsecured
 02-15-39                             6.55              6,945,000           7,317,682
Ball
 09-01-16                             7.13                 90,000(n)           92,250
 03-15-18                             6.63                250,000             247,500
 09-01-19                             7.38                 95,000              97,613
Bank of America
 (British Pound) Sr Unsecured
 02-02-11                             0.69              2,850,000(h)        4,513,532
Bank of America
 Sr Unsecured
 05-01-18                             5.65              7,245,000           7,372,774
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                             4.00                124,838(f)          125,949
BellSouth
 Sr Unsecured
 10-15-11                             6.00              2,525,000           2,730,323
BMW Vehicle Lease Trust
 Series 2009-1 Cl A2
 04-15-11                             2.04              4,900,000           4,926,506
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                             7.75              2,445,000(d)        2,603,925
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                             7.00              1,690,000           1,929,731
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                             7.75              2,575,000           2,723,315
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                             8.00              1,325,000(d)        1,361,438
Chesapeake Energy
 06-15-15                             6.38                375,000             367,500
 01-15-16                             6.63              1,065,000           1,054,350
Citibank Credit Card Issuance Trust
 (European Monetary Unit) Series 2001-A4 Cl A4
 04-10-13                             5.38              3,550,000           5,194,651
CitiFinancial Auto Issuance Trust
 Series 2009-1 Cl A2
 11-15-12                             1.83             15,250,000(d)       15,249,822
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
 05-15-43                             4.39                152,229(f)          152,068
Citigroup
 (European Monetary Unit) Sr Unsecured
 08-02-19                             5.00              1,905,000           2,558,388
Citigroup
 Sr Unsecured
 05-15-18                             6.13                720,000(n)          723,894
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                             5.22              1,075,000(f)        1,100,063
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                             8.88              2,450,000           3,024,770
Clorox
 Sr Unsecured
 03-01-13                             5.00                 55,000              58,784
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80              5,731,000           6,327,397
Comcast
 03-15-11                             5.50              3,450,000           3,603,948
 07-01-39                             6.55              3,920,000(n)        4,109,602
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                             0.54                450,000(d,f,h)      342,619
ConAgra Foods
 Sr Unsecured
 09-15-11                             6.75                250,000             269,919
Credit Suisse First Boston Mtge Securities
 Series 2004-C1 Cl A4
 01-15-37                             4.75              4,225,000(f)        4,171,813
Credit Suisse First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                             3.82                114,634(f)          113,174
Credit Suisse First Boston Mtge Securities
 Series 2002-CKS4 Cl A1
 11-15-36                             4.49                925,688(f)          941,721
Credit Suisse First Boston Mtge Securities
 Series 2005-C4 Cl A1
 08-15-38                             4.77                324,733(f)          325,407
Cricket Communications
 Sr Secured
 05-15-16                             7.75                986,000(n)          983,535
CSC Holdings LLC
 Sr Unsecured
 04-15-14                             8.50                680,000(d,n)        724,200
 02-15-19                             8.63                495,000(d)          530,888
DaVita
 03-15-13                             6.63              1,915,000(n)        1,919,788
Del Monte
 Sr Sub Nts
 10-15-19                             7.50              1,110,000(d)        1,143,300
Denbury Resources
 03-01-16                             9.75                885,000             944,738
Detroit Edison
 Sr Secured
 10-01-13                             6.40              2,375,000           2,623,468
DISH DBS
 10-01-14                             6.63              1,276,000(n)        1,287,165
 02-01-16                             7.13              1,160,000           1,184,650
Dow Chemical
 (European Monetary Unit) Sr Unsecured
 05-27-11                             4.63              1,505,000           2,194,701
Dow Chemical
 Sr Unsecured
 05-15-19                             8.55              2,210,000(n)        2,636,849
Dr Pepper Snapple Group
 12-21-11                             1.70              4,230,000           4,226,000
DTE Energy
 Sr Unsecured
 06-01-11                             7.05                375,000             397,310
 05-15-14                             7.63              3,275,000           3,656,066
Duke Energy Indiana
 1st Mtge
 08-15-38                             6.35              1,770,000           1,935,187
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                             5.78              2,125,000(d,l)      2,048,819
El Paso
 Sr Unsecured
 12-12-13                            12.00              1,305,000(n)        1,526,850
 06-15-14                             6.88                410,000             409,697
Erac USA Finance
 10-15-17                             6.38              5,050,000(d)        5,269,871
Exelon
 Sr Unsecured
 06-15-10                             4.45              2,350,000           2,388,822
Federal Home Loan Mtge Corp #A11799
 08-01-33                             6.50                 66,643(f)           71,849
Federal Home Loan Mtge Corp #A15881
 11-01-33                             5.00                622,704(f)          643,346
Federal Home Loan Mtge Corp #C02873
 05-01-37                             6.50              1,905,249(f)        2,041,189
Federal Home Loan Mtge Corp #E01377
 05-01-18                             4.50                323,917(f)          337,364
Federal Home Loan Mtge Corp #E91326
 09-01-17                             6.50                 65,111(f)           70,156
Federal Home Loan Mtge Corp #E99967
 10-01-18                             5.00                362,661(f)          383,663
Federal Home Loan Mtge Corp #G01535
 04-01-33                             6.00                588,220(f)          638,768
Federal Natl Mtge Assn
 10-15-14                             4.63             10,950,000(n)       11,864,216
 11-15-30                             6.63              9,850,000(n)       11,837,809
Federal Natl Mtge Assn #254632
 02-01-18                             5.50                869,596(f)          925,955
Federal Natl Mtge Assn #254686
 04-01-18                             5.50              1,019,349(f)        1,087,006
Federal Natl Mtge Assn #254722
 05-01-18                             5.50                533,700(f)          569,123
Federal Natl Mtge Assn #255079
 02-01-19                             5.00              3,138,359(f)        3,306,451


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  193

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Federal Natl Mtge Assn #255377
 08-01-34                             7.00%              $288,103(f)         $317,286
Federal Natl Mtge Assn #440730
 12-01-28                             6.00                408,959(f)          443,010
Federal Natl Mtge Assn #555417
 05-01-33                             6.00                702,088(f)          751,234
Federal Natl Mtge Assn #555528
 04-01-33                             6.00              1,160,478(f)        1,240,261
Federal Natl Mtge Assn #555531
 06-01-33                             5.50              1,667,570(f)        1,752,686
Federal Natl Mtge Assn #555734
 07-01-23                             5.00                386,410(f)          401,438
Federal Natl Mtge Assn #555740
 08-01-18                             4.50                177,881(f)          185,358
Federal Natl Mtge Assn #555851
 01-01-33                             6.50              2,589,680(f)        2,800,091
Federal Natl Mtge Assn #575487
 04-01-17                             6.50                179,729(f)          195,058
Federal Natl Mtge Assn #621581
 12-01-31                             6.50                224,100(f)          244,732
Federal Natl Mtge Assn #631315
 02-01-17                             5.50                114,857(f)          123,395
Federal Natl Mtge Assn #639965
 08-01-17                             6.00                389,890(f)          420,929
Federal Natl Mtge Assn #640996
 05-01-32                             7.50                191,723(f)          216,357
Federal Natl Mtge Assn #646147
 06-01-32                             7.00                133,224(f)          149,717
Federal Natl Mtge Assn #652284
 08-01-32                             6.50                155,122(f)          167,629
Federal Natl Mtge Assn #653145
 07-01-17                             6.00                 69,148(f)           74,681
Federal Natl Mtge Assn #654121
 09-01-17                             6.00                261,073(f)          281,672
Federal Natl Mtge Assn #655589
 08-01-32                             6.50                605,254(f)          662,580
Federal Natl Mtge Assn #666424
 08-01-32                             6.50                127,510(f)          137,790
Federal Natl Mtge Assn #670461
 11-01-32                             7.50                 76,555(f)           86,391
Federal Natl Mtge Assn #684595
 03-01-33                             6.00                401,669(f)          429,284
Federal Natl Mtge Assn #687583
 04-01-33                             6.00              1,282,965(f)        1,377,021
Federal Natl Mtge Assn #688034
 03-01-33                             5.50                173,393(f)          184,336
Federal Natl Mtge Assn #688691
 03-01-33                             5.50                248,932(f)          261,638
Federal Natl Mtge Assn #720786
 09-01-33                             5.50                783,308(f)          823,290
Federal Natl Mtge Assn #725162
 02-01-34                             6.00              1,268,440(f)        1,354,853
Federal Natl Mtge Assn #725232
 03-01-34                             5.00                602,627(f)          620,925
Federal Natl Mtge Assn #725424
 04-01-34                             5.50              3,320,996(f)        3,490,505
Federal Natl Mtge Assn #735029
 09-01-13                             5.32                485,753(f)          517,193
Federal Natl Mtge Assn #735591
 06-01-35                             5.00              5,701,382(f)        5,869,157
Federal Natl Mtge Assn #735883
 03-01-33                             6.00              3,996,693(f)        4,332,866
Federal Natl Mtge Assn #739474
 10-01-33                             5.50                387,639(f)          412,431
Federal Natl Mtge Assn #741850
 09-01-33                             5.50              1,161,624(f)        1,220,916
Federal Natl Mtge Assn #745257
 01-01-36                             6.00              1,392,657(f)        1,488,494
Federal Natl Mtge Assn #745283
 01-01-36                             5.50              3,785,101(f,p)      3,975,933
Federal Natl Mtge Assn #748110
 10-01-33                             6.50              1,388,371(f,p)      1,497,705
Federal Natl Mtge Assn #753507
 12-01-18                             5.00              1,066,839(f)        1,127,471
Federal Natl Mtge Assn #755498
 11-01-18                             5.50                680,678(f)          726,131
Federal Natl Mtge Assn #756799
 11-01-33                             6.50                337,749(f)          364,695
Federal Natl Mtge Assn #756844
 02-01-19                             5.00                253,529(f)          266,791
Federal Natl Mtge Assn #757299
 09-01-19                             4.50              1,869,612(f,p)      1,944,025
Federal Natl Mtge Assn #759336
 01-01-34                             6.00              2,918,356(f)        3,158,272
Federal Natl Mtge Assn #765946
 02-01-34                             5.50              5,232,377(f)        5,499,446
Federal Natl Mtge Assn #783646
 06-01-34                             5.50                480,722(f)          505,259
Federal Natl Mtge Assn #791393
 10-01-19                             5.50              1,338,390(f)        1,426,805
Federal Natl Mtge Assn #794298
 09-01-19                             5.50              1,040,236(f)        1,108,954
Federal Natl Mtge Assn #886292
 07-01-36                             7.00              2,615,484(f)        2,876,417
Federal Natl Mtge Assn #888120
 10-01-35                             5.00              4,881,119(f)        5,018,655
Federal Natl Mtge Assn #933478
 03-01-23                             5.00              4,697,465(f)        4,914,303
Federal Natl Mtge Assn #948012
 11-01-37                             6.00              8,828,723(f)        9,365,343
Forest Oil
 Sr Nts
 02-15-14                             8.50              1,085,000(d,n)      1,133,825
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                             4.77                500,000(f)          479,452
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                             5.25              1,099,430(d,f)      1,113,507
General Electric Capital
 (New Zealand Dollar) Sr Unsecured
 02-04-10                             6.63              6,190,000           4,498,400
General Electric Capital
 Sr Unsecured
 01-10-39                             6.88              2,130,000           2,199,619
Georgia-Pacific LLC
 05-01-16                             8.25              1,170,000(d,n)      1,240,200
Goldman Sachs Group
 (European Monetary Unit) Sr Unsecured
 05-02-18                             6.38              1,125,000           1,776,677
Govt Natl Mtge Assn #604708
 10-15-33                             5.50                465,275(f)          490,959
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                            42.42                105,053(e,f)          2,272
Greenwich Capital Commercial Funding
 Series 2003-C1 Cl A3
 07-05-35                             3.86              2,325,000(f)        2,350,226
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                             4.88                500,000(f)          506,216
Greif
 Sr Unsecured
 02-01-17                             6.75                625,000             612,500
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             1.08              2,400,000(d,f,h)    1,970,900
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                             5.81              1,475,000(f)          175,906
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-1 Cl A4
 04-19-34                             4.77              3,663,278(f,h)      3,382,310
HCA
 Sr Secured
 02-15-17                             9.88                960,000(d,n)      1,046,400
HCA
 Sr Secured Pay-in-kind
 11-15-16                             9.63                 42,000(j)           45,465
Hertz Vehicle Financing LLC
 Series 2009-2A Cl A1
 03-25-14                             4.26              5,100,000(d)        5,095,664
HJ Heinz Finance
 07-15-11                             6.63              1,605,000           1,723,431
 08-01-39                             7.13              1,465,000(d)        1,656,238
HSBC Finance
 (British Pound) Sr Unsecured
 01-22-10                             6.13                590,000             955,337
Indiana Michigan Power
 Sr Unsecured
 03-15-19                             7.00              7,973,000           8,897,363
INVISTA
 Sr Unsecured
 05-01-12                             9.25              1,427,000(d)        1,448,405


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
194  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Jarden
 05-01-16                             8.00%            $1,270,000          $1,311,275
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                             4.13              2,451,277(f)        2,457,053
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                             3.97                134,322(f)          136,117
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                             4.77              1,625,000(f)        1,634,153
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                             5.49              2,650,000(f)        2,648,332
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP7 Cl ASB
 04-15-45                             5.87              2,800,000(f)        2,737,188
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                             5.79              3,150,000(f)        2,747,849
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                             6.20              1,700,000(d,f)        326,631
K Hovnanian Enterprises
 Sr Secured
 10-15-16                            10.63              1,430,000(d)        1,494,350
Kerr-McGee
 09-15-11                             6.88              2,605,000           2,803,806
Kraft Foods
 Sr Unsecured
 02-11-13                             6.00                315,000             337,809
 08-11-17                             6.50                640,000             694,432
 02-01-18                             6.13                845,000             888,553
 01-26-39                             6.88              1,350,000           1,418,351
L-3 Communications
 07-15-13                             6.13                960,000             969,600
L-3 Communications
 Series B
 10-15-15                             6.38              1,719,000           1,725,446
Lamar Media
 04-01-14                             9.75                540,000(n)          596,025
 08-15-15                             6.63              1,120,000           1,086,400
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                             3.97                650,000(f)          633,140
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                             5.86                925,000(f)          935,670
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                             6.88              2,530,000(b,m)        524,975
Liberty Media LLC
 Sr Unsecured
 05-15-13                             5.70                624,000             594,360
Mellon Funding
 (British Pound)
 11-08-11                             6.38              1,240,000           2,139,785
Merrill Lynch & Co
 (British Pound) Sr Unsub
 09-24-10                             5.13                700,000           1,141,069
Metropolitan Life Global Funding 1
 (European Monetary Unit) Sr Secured
 01-27-11                             4.63              1,720,000           2,819,558
MGM MIRAGE
 Sr Secured
 11-15-17                            11.13                950,000(d)        1,054,500
MGM MIRAGE
 Sr Unsecured
 03-01-18                            11.38              1,415,000(d)        1,266,425
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                             4.59                690,000(f)          682,223
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                             5.80                775,000(f)          800,246
Morgan Stanley
 (British Pound) Sr Unsecured
 04-11-11                             7.50              1,785,000           3,027,827
Morgan Stanley
 (European Monetary Unit) Sr Unsecured
 10-02-17                             5.50              2,475,000           3,604,759
Morgan Stanley
 Sr Unsecured
 04-01-18                             6.63                610,000             659,512
Nalco
 Sr Nts
 05-15-17                             8.25              1,877,000(d)        1,989,620
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                             5.88              3,400,000(e)          408,273
Nevada Power
 08-01-18                             6.50                850,000             911,445
NewPage
 Sr Secured
 12-31-14                            11.38              1,110,000(d)        1,121,100
News America
 01-09-38                             6.75              1,190,000           1,234,408
Nextel Communications
 Series D
 08-01-15                             7.38              1,180,000           1,147,550
Nielsen Finance LLC
 08-01-14                            10.00                670,000(n)          698,475
NiSource Finance
 09-15-17                             5.25              2,480,000           2,439,268
 01-15-19                             6.80              2,000,000           2,138,894
Norfolk Southern
 Sr Unsecured
 04-01-18                             5.75                350,000             370,237
Northern States Power
 1st Mtge Series B
 08-28-12                             8.00              1,635,000           1,875,801
Northwest Pipeline
 Sr Unsecured
 06-15-16                             7.00              2,515,000           2,831,865
 04-15-17                             5.95              3,125,000           3,336,716
NRG Energy
 02-01-16                             7.38              4,195,000           4,200,244
Omnicare
 12-15-13                             6.75              1,280,000           1,254,400
PacifiCorp
 1st Mtge
 09-15-13                             5.45                850,000             925,545
Petrohawk Energy
 08-01-14                            10.50              1,550,000(n)        1,695,313
Potomac Electric Power
 1st Mtge
 04-15-14                             4.65                890,000             934,129
PPL Electric Utilities
 1st Mtge
 11-30-13                             7.13              9,275,000          10,612,603
Progress Energy
 Sr Unsecured
 03-01-11                             7.10              1,045,000           1,106,053
Quicksilver Resources
 08-01-15                             8.25                670,000             686,750
Qwest
 Sr Unsecured
 10-01-14                             7.50                350,000             363,563
Range Resources
 05-15-16                             7.50              1,115,000           1,145,663
 05-15-19                             8.00              2,135,000(n)        2,284,450
Regal Cinemas
 07-15-19                             8.63                560,000(n)          582,400
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                             5.57                457,279             440,765
Reynolds Group Issuer LLC
 Sr Secured
 10-15-16                             7.75                842,000(d,n)        863,050
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                             6.13              6,700,000           6,623,681
SandRidge Energy
 06-01-18                             8.00                730,000(d)          717,225
Santander Drive Auto Receivables Trust
 Series 2007-1 Cl A4 (FGIC)
 09-15-14                             0.28              3,585,165(h,l)      3,509,787
SBA Telecommunications
 08-15-16                             8.00                740,000(d)          773,300
 08-15-19                             8.25                240,000(d,n)        254,400
SCANA
 Sr Unsecured
 05-15-11                             6.88                655,000             693,490


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  195

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Select Medical
 02-01-15                             7.63%            $1,900,000          $1,843,000
Sierra Pacific Power
 Series M
 05-15-16                             6.00             11,116,000          11,780,680
Southern California Gas
 1st Mtge
 03-15-14                             5.50              1,900,000           2,070,601
Southern Natural Gas
 Sr Unsecured
 04-01-17                             5.90             10,643,000(d)       10,929,679
Speedway Motorsports
 06-01-16                             8.75              1,280,000           1,347,200
Sprint Capital
 01-30-11                             7.63                169,000             173,014
Sprint Nextel
 Sr Unsecured
 08-15-17                             8.38                775,000             790,500
Tampa Electric
 Sr Unsecured
 05-15-18                             6.10              1,805,000           1,921,024
TCM Sub LLC
 01-15-15                             3.55              2,730,000(d)        2,689,830
Time Warner Cable
 02-01-20                             5.00                590,000             573,863
Toledo Edison
 Sr Secured
 05-15-37                             6.15              1,650,000           1,630,261
Toyota Motor Credit
 (European Monetary Unit)
 02-12-10                             4.00                920,000           1,320,866
Transcontinental Gas Pipe Line LLC
 Sr Unsecured
 04-15-16                             6.40              7,255,000           7,914,196
TransDigm
 07-15-14                             7.75                600,000(d)          608,250
U.S. Treasury
 06-30-11                             1.13             34,550,000(n)       34,690,341
 10-31-11                             1.00              8,545,000(n)        8,537,310
 07-15-12                             1.50              5,095,000(n)        5,102,958
 11-30-14                             2.13             17,875,000(n)       17,451,899
 06-30-16                             3.25              3,000,000(n)        3,008,673
 10-31-16                             3.13             12,000,000          11,849,064
 11-15-19                             3.38             11,915,000(n)       11,470,049
 08-15-23                             6.25             22,000,000          26,276,249
 08-15-39                             4.50              4,370,000           4,270,993
U-Haul S Fleet LLC
 Series 2007-CP1 Cl CP (AMBAC)
 05-25-12                             5.40              3,000,000(d,l)      2,964,224
US Cellular
 Sr Unsecured
 12-15-33                             6.70                483,000             475,006
Verizon New York
 Sr Unsecured Series A
 04-01-12                             6.88              5,740,000           6,245,205
Verizon New York
 Sr Unsecured Series B
 04-01-32                             7.38              2,975,000           3,204,679
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                             5.65              1,675,000           1,780,014
Volkswagen Auto Lease Trust
 Series 2009-A Cl A3
 04-16-12                             3.41              2,450,000           2,511,918
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                             5.08              1,064,000(d,f)      1,081,807
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                             5.09                925,000(f)          944,194
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                             5.56              2,500,000(f)        2,443,565
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                             5.58              1,200,000(f)        1,174,042
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                             5.73              1,200,000(f)        1,176,021
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                             5.31              2,702,500(f)        2,535,889
Wells Fargo & Co
 (British Pound) Sr Unsecured
 11-30-10                             4.75              4,010,000           6,626,709
Wells Fargo & Co
 (European Monetary Unit) Sr Unsecured
 11-03-16                             4.13              1,150,000           1,627,333
Wells Fargo & Co
 Sr Unsecured
 12-11-17                             5.63              2,110,000           2,194,729
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                             5.50              6,821,518(f)        6,103,126
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                             7.25              1,864,000           1,882,998
Windstream
 08-01-16                             8.63              1,329,000           1,352,258
 03-15-19                             7.00                 90,000              84,150
                                                                      ---------------
Total                                                                     605,809,377
-------------------------------------------------------------------------------------

URUGUAY (0.2%)
Republic of Uruguay
 11-18-22                             8.00              1,485,000(n)        1,700,325
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                             7.63              1,700,000(n)        1,840,250
                                                                      ---------------
Total                                                                       3,540,575
-------------------------------------------------------------------------------------

VENEZUELA (0.4%)
Petroleos de Venezuela
 04-12-17                             5.25              2,890,000           1,589,500
Republic of Venezuela
 02-26-16                             5.75              2,450,000           1,592,500
Republic of Venezuela
 Sr Unsecured
 05-07-23                             9.00              4,034,000(n)        2,712,865
                                                                      ---------------
Total                                                                       5,894,865
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,527,308,419)                                                 $1,612,430,176
-------------------------------------------------------------------------------------



SENIOR LOANS (0.1%)(k)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
UNITED STATES (0.1%)
Charter Communications Operating LLC
 Term Loan
 03-06-14                             2.26%                $1,170              $1,096
FairPoint Communications
 Tranche B Term Loan
 03-31-15                             0.00              1,574,734(b)        1,224,922
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $900,704)                                                           $1,226,018
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              49,811,871(o)        $49,811,871
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $49,811,871)                                                       $49,811,871
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (4.0%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     66,561,988           $66,561,988
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $66,561,988)                                                       $66,561,988
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,644,582,982)(q)                                              $1,730,030,053
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
196  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Euro-Bobl, 5-year                                    165           $27,317,662      March 2010           $(267,949)
Euro-Bund, 10-year                                    87            15,092,543      March 2010            (280,670)
Japanese Govt Bond, 10-year                           18            27,021,277      March 2010              39,868
U.S. Treasury Note, 10-year                          135            15,586,173      March 2010            (126,765)
------------------------------------------------------------------------------------------------------------------
Total                                                                                                    $(635,516)
------------------------------------------------------------------------------------------------------------------



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DEC. 31, 2009



                                               CURRENCY TO               CURRENCY TO            UNREALIZED        UNREALIZED
EXCHANGE DATE                                 BE DELIVERED               BE RECEIVED           APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Jan. 4, 2010                                        1,940,396                   1,350,000            $--              $(7,937)
                                                  U.S. Dollar      European Monetary Unit
-----------------------------------------------------------------------------------------------------------------------------
Jan. 5, 2010                                          495,184                     520,919            764                   --
                                                  U.S. Dollar             Canadian Dollar
-----------------------------------------------------------------------------------------------------------------------------

Jan. 7, 2010                                        1,447,108                 134,071,653             --               (6,412)
                                                  U.S. Dollar                Japanese Yen
-----------------------------------------------------------------------------------------------------------------------------

Jan. 11, 2010                                       8,947,619                   9,395,000             --               (3,719)
                                                  U.S. Dollar             Canadian Dollar
-----------------------------------------------------------------------------------------------------------------------------

Jan. 11, 2010                                         285,179                     300,000            417                   --
                                                  U.S. Dollar             Canadian Dollar
-----------------------------------------------------------------------------------------------------------------------------

Jan. 14, 2010                                       7,760,000                   5,617,076             --               (7,373)
                                           New Zealand Dollar                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------

Jan. 15, 2010                                      59,408,627               5,187,710,000             --           (3,663,856)
                                                  U.S. Dollar                Japanese Yen
-----------------------------------------------------------------------------------------------------------------------------

Jan. 19, 2010                                       3,090,000                   3,400,537             --             (124,399)
                                                British Pound      European Monetary Unit
-----------------------------------------------------------------------------------------------------------------------------

Jan. 19, 2010                                       8,466,022                 107,970,000             --             (217,043)
                                                  U.S. Dollar                Mexican Peso
-----------------------------------------------------------------------------------------------------------------------------

Jan. 21, 2010                                       4,735,256                   6,600,000             --              (38,682)
                                                  U.S. Dollar            Singapore Dollar
-----------------------------------------------------------------------------------------------------------------------------

Jan. 25, 2010                                       1,067,946                     726,000             --              (28,642)
                                                  U.S. Dollar      European Monetary Unit
-----------------------------------------------------------------------------------------------------------------------------
Total                                                                                             $1,181          $(4,098,063)
-----------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  --   American Depository Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2009, the value of these securities amounted to $127,981,090 or 7.64% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2009.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  197

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2009.

(i) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     FGIC   --   Financial Guaranty Insurance Company


(m)  This position is in bankruptcy.

(n) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(o) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(p) At Dec. 31, 2009, investments in securities included securities valued at $1,203,313 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(q) At Dec. 31, 2009, the cost of securities for federal income tax purposes was $1,666,865,918 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $101,027,053
     Unrealized depreciation                                                     (37,862,918)
     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $63,164,135
     ---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
198  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  199

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                   FAIR VALUE AT DEC. 31, 2009
                                              --------------------------------------------------------------------
                                                   LEVEL 1            LEVEL 2
                                                QUOTED PRICES          OTHER           LEVEL 3
                                                  IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                 MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds
  Foreign Government Obligations &
    Agencies                                             $--        $855,387,669             $--      $855,387,669
  U.S. Government Obligations & Agencies         122,657,538          23,702,025              --       146,359,563
  Asset-Backed Securities                                 --          44,167,017       6,606,406        50,773,423
  Commercial Mortgage-Backed Securities                   --          39,480,334              --        39,480,334
  Residential Mortgage-Backed Securities                  --         120,874,218              --       120,874,218
  Corporate Debt Securities                               --         395,522,302       4,032,667       399,554,969
------------------------------------------------------------------------------------------------------------------
Total Bonds                                      122,657,538       1,479,133,565      10,639,073     1,612,430,176
------------------------------------------------------------------------------------------------------------------
Other
  Senior Loans                                            --           1,226,018              --         1,226,018
  Affiliated Money Market Fund(a)                 49,811,871                  --              --        49,811,871
  Investments of Cash Collateral Received
    for Securities on Loan                        66,561,988                  --              --        66,561,988
------------------------------------------------------------------------------------------------------------------
Total Other                                      116,373,859           1,226,018              --       117,599,877
------------------------------------------------------------------------------------------------------------------
Investments in Securities                        239,031,397       1,480,359,583      10,639,073     1,730,030,053
Other Financial Instruments(b)                      (635,516)         (4,096,882)             --        (4,732,398)
------------------------------------------------------------------------------------------------------------------
Total                                           $238,395,881      $1,476,262,701     $10,639,073    $1,725,297,655
------------------------------------------------------------------------------------------------------------------



(a) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.
(b) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                 RESIDENTIAL
                                               ASSET-BACKED    MORTGAGE-BACKED    CORPORATE DEBT
                                                SECURITIES        SECURITIES        SECURITIES         TOTAL
---------------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                     $9,718,682        $8,442,850               $--      $18,161,532
  Accrued discounts/premiums                           973            85,702            11,878           98,553
  Realized gain (loss)                             199,413        (1,604,106)               --       (1,404,693)
  Change in unrealized appreciation
    (depreciation)*                                 85,271         2,581,391          (168,794)       2,497,868
  Net purchases (sales)                           (631,956)       (6,123,527)        4,189,583       (2,565,900)
  Transfers in and/or out of Level 3            (2,765,977)       (3,382,310)               --       (6,148,287)
---------------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2009                     $6,606,406               $--        $4,032,667      $10,639,073
---------------------------------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2009 was $5,339,588.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
200  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (94.0%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUSTRALIA (2.0%)
Govt of Australia Index-Linked
 (Australian Dollar)
 08-20-15                            4.00%              7,448,850(d)      $10,903,515
 08-20-20                            4.00               7,641,476(d)       10,692,489
Queensland Treasury
 (Australian Dollar)
 05-14-10                            5.50              27,015,000          24,424,147
                                                                      ---------------
Total                                                                      46,020,151
-------------------------------------------------------------------------------------

CANADA (3.1%)
Govt of Canada
 (Canadian Dollar)
 12-01-21                            4.25              12,415,320(d)       15,594,132
 12-01-26                            4.25              32,700,543(d)       43,878,724
 12-01-31                            4.00               8,778,700(d)       12,226,258
                                                                      ---------------
Total                                                                      71,699,114
-------------------------------------------------------------------------------------

FRANCE (9.2%)
Govt of France
 (European Monetary Unit)
 07-25-12                            3.00              60,953,252(d)       94,247,750
 07-25-15                            1.60              27,576,500(d)       41,338,649
 07-25-20                            2.25              52,175,268(d)       80,859,493
                                                                      ---------------
Total                                                                     216,445,892
-------------------------------------------------------------------------------------

GERMANY (0.9%)
Deutsche Bundesrepublik Inflation-Linked
 (European Monetary Unit)
 04-15-16                            1.50              14,205,988(d)       21,108,266
-------------------------------------------------------------------------------------

GREECE (1.9%)
Hellenic Republic Inflation-Linked
 (European Monetary Unit)
 07-25-30                            2.30              13,734,630(d)       13,766,011
Hellenic Republic Inflation-Linked
 (European Monetary Unit) Sr Unsecured
 07-25-25                            2.90              25,091,880(d)       29,794,081
                                                                      ---------------
Total                                                                      43,560,092
-------------------------------------------------------------------------------------

ITALY (10.3%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 09-15-10                            0.95               7,190,191(d)       10,397,451
 09-15-14                            2.15              41,881,248(d)       63,218,437
 09-15-17                            2.10              47,174,600(d)       70,400,406
Buoni Poliennali Del Tesoro
 (European Monetary Unit) Sr Nts
 09-15-35                            2.35              47,585,389(d)       72,360,796
Buoni Poliennali Del Tesoro
 (European Monetary Unit) Sr Unsub
 09-15-23                            2.60              16,324,600(d)       24,738,157
                                                                      ---------------
Total                                                                     241,115,247
-------------------------------------------------------------------------------------

JAPAN (2.6%)
Govt of Japan CPI-Linked
 (Japanese Yen)
 06-10-15                            0.50           2,036,160,000(d)       20,604,178
 06-10-16                            1.00           1,004,000,000(d)       10,359,778
 06-10-18                            1.40           2,979,000,000(d)       30,486,253
                                                                      ---------------
Total                                                                      61,450,209
-------------------------------------------------------------------------------------

MEXICO (0.7%)
Mexican Fixed Rate Bonds
 (Mexican Peso) Series M-10
 12-17-15                            8.00             220,130,000          17,150,886
-------------------------------------------------------------------------------------

SWEDEN (1.1%)
Govt of Sweden Inflation-Linked
 (Swedish Krona)
 12-01-28                            3.50             118,930,000(e)       25,550,907
-------------------------------------------------------------------------------------

UNITED KINGDOM (16.0%)
United Kingdom Gilt Inflation-Linked
 (British Pound)
 08-16-13                            2.50               6,000,000(e)       25,264,681
 07-26-16                            2.50              14,210,000(e)       66,869,542
 04-16-20                            2.50              18,590,000(e)       88,440,257
 07-17-24                            2.50               6,900,000(e)       29,022,220
 11-22-27                            1.25              20,254,780(d)       34,512,748
 07-22-30                            4.13              13,450,000(e)       54,866,836
 11-22-37                            1.13              28,886,966(d)       52,548,920
 11-22-47                            0.75              14,033,520(d)       24,925,538
                                                                      ---------------
Total                                                                     376,450,742
-------------------------------------------------------------------------------------

UNITED STATES (46.2%)
Credit-Based Asset Servicing and Securitization LLC
 Series 2006-CB6 Cl A22
 07-25-36                            0.32              $5,767,213(f)        5,623,138
Federal Home Loan Mtge Corp
 02-24-12                            2.05               8,400,000           8,416,993
Morgan Stanley Home Equity Loan Trust
 Series 2006-2 Cl A3
 02-25-36                            0.40               1,598,605(f)        1,432,845
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2006-NC1 Cl A6
 05-25-36                            0.28               3,011,404(f)        2,870,033
Target Credit Card Master Trust
 Series 2005-1 Cl A
 10-27-14                            0.29               7,500,000(f)        7,402,129
U.S. Treasury Inflation-Indexed Bond
 04-15-10                            0.88              17,116,050(b,d)     17,174,145
 04-15-11                            2.38              40,840,875(b,d)     42,048,491
 01-15-12                            3.38              23,130,980(b,d)     24,740,113
 04-15-12                            2.00              34,089,280(b,d)     35,624,301
 07-15-12                            3.00              21,641,040(b,d)     23,268,268
 04-15-13                            0.63              25,568,250(b,d)     26,000,477
 07-15-13                            1.88              20,008,660(b,d)     21,073,897
 01-15-14                            2.00              28,955,520(b,d)     30,621,248
 04-15-14                            1.25              21,380,782(b,d)     22,098,029
 07-15-14                            2.00              59,731,599(b,d)     63,280,370
 01-15-15                            1.63              22,076,145(d)       22,959,799
 07-15-15                            1.88              50,011,200(b,d)     52,696,824
 01-15-16                            2.00              50,100,440(b,d)     52,908,809
 07-15-16                            2.50              44,957,220(b,d)     48,959,065
 01-15-17                            2.38              34,344,637(b,d)     37,095,925
 07-15-17                            2.63              27,639,765(b,d)     30,398,148
 01-15-18                            1.63              23,216,850(b,d)     23,767,130
 07-15-18                            1.38              32,078,720(b,d)     32,144,834
 01-15-19                            2.13              41,703,727(b,d)     44,226,827
 07-15-19                            1.88              28,825,622(b,d)     29,920,989
 01-15-25                            2.38              63,934,658(b,d)     67,463,391
 01-15-26                            2.00              27,228,500(b,d)     27,346,505
 01-15-27                            2.38              59,063,343(b,d)     62,156,694
 01-15-28                            1.75              39,210,680(b,d)     37,600,449
 04-15-28                            3.63              28,389,234(b,d)     35,090,597
 01-15-29                            2.50              59,706,205(b,d)     64,041,470
 04-15-29                            3.88              54,860,131(b,d)     70,596,001
 04-15-32                            3.38              12,178,600(b,d)     15,056,289
                                                                      ---------------
Total                                                                   1,086,104,223
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $2,161,843,644)                                                 $2,206,655,729
-------------------------------------------------------------------------------------





MONEY MARKET FUND (4.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              93,826,563(g)        $93,826,563
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $93,826,563)                                                       $93,826,563
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (20.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND (2.9%)
JPMorgan Prime Money Market Fund                     67,079,144           $67,079,144
-------------------------------------------------------------------------------------




                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (4.4%)
Antalis US Funding
 01-15-10                            0.23%           $4,999,233            $4,999,233
 01-20-10                            0.23             9,995,975             9,995,975


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  201

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (CONT.)
Arabella Finance LLC
 01-19-10                            0.65%           $9,994,222            $9,994,222
Belmont Funding LLC
 01-04-10                            0.48             9,997,733             9,997,733
Cancara Asset Securitisation LLC
 01-20-10                            0.28            14,989,383            14,989,383
Ebbets Funding LLC
 01-07-10                            0.56             9,994,556             9,994,556
Grampian Funding LLC
 01-04-10                            0.25             5,998,583             5,998,583
 01-14-10                            0.25             9,997,917             9,997,917
 01-14-10                            0.27             6,998,583             6,998,583
Rhein-Main Securitisation
 01-21-10                            0.41            19,979,044            19,979,044
                                                                      ---------------
Total                                                                     102,945,229
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (12.4%)
Banco Espirito Santo e Commerciale
 01-05-10                            0.38            19,000,000            19,000,000
 01-07-10                            0.47             4,499,589             4,499,589
Banco Popular Caisse d'Epargne
 02-16-10                            0.28            10,000,000            10,000,000
Banco Popular Espanol
 01-06-10                            0.32             9,995,802             9,995,802
 01-25-10                            0.41             4,998,178             4,998,178
Banco Santander Central Hispano
 01-13-10                            0.32            15,000,000            15,000,000
Bank of Tokyo Securities
 03-23-10                            0.29            10,000,000            10,000,000
Banque Federative du Credit Mutuel
 01-19-10                            0.35             8,991,957             8,991,957
 02-18-10                            0.33             3,996,630             3,996,630
Barclays Bank
 02-16-10                            0.36             7,000,000             7,000,000
Bayrische Hypo-Und Vereinsbank
 01-04-10                            0.50            12,000,000            12,000,000
 02-01-10                            0.43             4,000,000             4,000,000
Caisse Des Depots
 01-28-10                            0.27             4,996,552             4,996,552
Caixa Geral de Deposit
 01-08-10                            0.35             5,000,000             5,000,000
 03-04-10                            0.30            10,000,000            10,000,000
Clydesdale Bank
 01-07-10                            0.30             5,000,000             5,000,000
 02-08-10                            0.30            10,000,000            10,000,000
Credit Industrial et Commercial
 01-06-10                            0.38             5,000,000             5,000,000
 03-10-10                            0.35             5,000,000             5,000,000
Dexia Bank
 01-11-10                            0.40            14,994,502            14,994,502
 01-29-10                            0.40             2,499,139             2,499,139
KBC Bank
 01-19-10                            0.33            10,000,000            10,000,000
Mizuho Corporate Bank
 01-25-10                            0.32            15,000,000            15,000,000
Nederlandse Waterschapsbank
 03-01-10                            0.30             9,992,506             9,992,506
Norinchukin Bank
 01-13-10                            0.31            15,000,000            15,000,000
 01-19-10                            0.27             4,998,725             4,998,725
Nykredit Bank
 01-05-10                            0.45            15,000,000            15,000,000
 03-22-10                            0.44             5,000,000             5,000,000
 03-29-10                            0.43             1,000,000             1,000,000
Raiffeisen Zentralbank Oesterreich
 01-05-10                            0.45            10,000,000            10,000,000
Skandinaviska Enskilda Banken
 01-05-10                            0.40            19,000,000            19,000,000
Sumitomo Mitsui Banking
 01-19-10                            0.34            10,000,000            10,000,000
 01-22-10                            0.32             5,000,000             5,000,000
                                                                      ---------------
Total                                                                     291,963,580
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.5%)
BTM Capital
 02-05-10                            0.39            11,988,170            11,988,170
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (0.7%)(H)
BNP Paribas Securities
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $16,718,650                         0.00            16,718,650            16,718,650
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $490,694,773)                                                     $490,694,773
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,746,364,980)(i)                                              $2,791,177,065
=====================================================================================




INVESTMENTS IN DERIVATIVES


At Dec. 31, 2009, $1,472,920 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.

FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2009



                                                  NUMBER OF                                            UNREALIZED
                                                  CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)       MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                               (75)          $(8,653,125)     March 2010            $468,638
U.S. Treasury Note, 2-year                         (1,211)         (261,897,678)     April 2010           1,979,674
U.S. Treasury Note, 5-year                             44             5,032,844      April 2010             (76,379)
U.S. Treasury Note, 10-year                         1,442           166,483,413      March 2010          (4,768,235)
-------------------------------------------------------------------------------------------------------------------
Total                                                                                                   $(2,396,302)
-------------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
202  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DEC. 31, 2009



                                                      CURRENCY TO        CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                         BE DELIVERED       BE RECEIVED      APPRECIATION      DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
Jan. 7, 2010                                          5,670,000,000       63,636,364        $2,708,171               $--
                                                       Japanese Yen      U.S. Dollar
------------------------------------------------------------------------------------------------------------------------
Jan. 8, 2010                                            170,000,000      254,518,900        11,169,809                --
                                             European Monetary Unit      U.S. Dollar
------------------------------------------------------------------------------------------------------------------------
Jan. 12, 2010                                           240,000,000      398,714,400        10,955,747                --
                                                      British Pound      U.S. Dollar
------------------------------------------------------------------------------------------------------------------------
Jan. 22, 2010                                           190,000,000       26,616,124            57,657
                                                      Swedish Krona      U.S. Dollar
------------------------------------------------------------------------------------------------------------------------
Jan. 25, 2010                                           197,760,000      287,715,091         4,612,220                --
                                             European Monetary Unit      U.S. Dollar
------------------------------------------------------------------------------------------------------------------------
Jan. 27, 2010                                            75,650,000       71,446,111                --          (555,553)
                                                    Canadian Dollar      U.S. Dollar
------------------------------------------------------------------------------------------------------------------------
Total                                                                                      $29,503,604         $(555,553)
------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(c)  Foreign security values are stated in U.S. dollars.

(d) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(e) These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2009.

(g) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(h) The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

     BNP PARIBAS SECURITIES (0.00%)

     SECURITY DESCRIPTION                                                          VALUE(A)
     ---------------------------------------------------------------------------------------
     Fannie Mae Pool                                                              $3,153,233
     Fannie Mae REMICS                                                             6,161,753
     Freddie Mac Non Gold Pool                                                     1,350,887
     Freddie Mac REMICS                                                            5,490,486
     Ginnie Mae II Pool                                                               30,457
     Govt Natl Mtge Assn                                                             866,207
     ---------------------------------------------------------------------------------------
     Total market value for collateralized securities                            $17,053,023
     ---------------------------------------------------------------------------------------


(i) At Dec. 31, 2009, the cost of securities for federal income tax purposes was $2,916,988,565 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $80,505,481
     Unrealized depreciation                                                     (206,316,981)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(125,811,500)
     ----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  203

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
204  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                   FAIR VALUE AT DEC. 31, 2009
                                              --------------------------------------------------------------------
                                                   LEVEL 1            LEVEL 2
                                                QUOTED PRICES          OTHER           LEVEL 3
                                                  IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                 MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds
  Foreign Government Obligations &
    Agencies                                   $1,028,358,249        $92,193,257         $--        $1,120,551,506
  U.S. Government Obligations & Agencies                   --      1,068,776,078          --         1,068,776,078
  Asset-Backed Securities                                  --         17,328,145          --            17,328,145
------------------------------------------------------------------------------------------------------------------
Total Bonds                                     1,028,358,249      1,178,297,480          --         2,206,655,729
------------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(a)                  93,826,563                 --          --            93,826,563
  Investments of Cash Collateral Received
    for Securities on Loan(b)                      67,079,144        423,615,629          --           490,694,773
------------------------------------------------------------------------------------------------------------------
Total Other                                       160,905,707        423,615,629          --           584,521,336
------------------------------------------------------------------------------------------------------------------
Investments in Securities                       1,189,263,956      1,601,913,109          --         2,791,177,065
Other Financial Instruments(c)                     (2,396,302)        28,948,051          --            26,551,749
------------------------------------------------------------------------------------------------------------------
Total                                          $1,186,867,654     $1,630,861,160         $--        $2,817,728,814
------------------------------------------------------------------------------------------------------------------



(a) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.
(b) Level 1 investments are comprised of the Unaffiliated Money Market Fund; Level 2 investments are comprised of all other short-term investments.
(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  205

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - High Yield Bond Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (86.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.9%)
L-3 Communications
 01-15-14                               6.13%        $1,010,000            $1,016,313
L-3 Communications
 Series B
 10-15-15                               6.38          1,975,000             1,982,406
Spirit AeroSystems Holdings
 10-01-17                               7.50            775,000(d)            763,375
TransDigm
 07-15-14                               7.75          2,095,000(d)          2,123,806
Triumph Group
 Sr Sub Nts
 11-15-17                               8.00            754,000(d)            761,540
                                                                      ---------------
Total                                                                       6,647,440
-------------------------------------------------------------------------------------

AIRLINES (0.5%)
Delta Air Lines
 Sr Secured
 03-15-15                              12.25          3,655,000(d,h)        3,655,000
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.2%)
Allison Transmission
 Pay-in-Kind
 11-01-15                              11.25          1,643,000(d,h,k)      1,716,935
-------------------------------------------------------------------------------------

BROKERAGE (0.1%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88          3,850,000(b,j)          798,875
-------------------------------------------------------------------------------------

BUILDING MATERIALS (1.4%)
Associated Materials LLC/Finance
 Sr Secured
 11-15-16                               9.88          2,437,000(d)          2,583,220
Gibraltar Inds
 Series B
 12-01-15                               8.00          6,058,000             5,845,970
Norcraft LP/Finance
 Sr Secured
 12-15-15                              10.50          1,877,000(d)          1,923,925
                                                                      ---------------
Total                                                                      10,353,115
-------------------------------------------------------------------------------------

CHEMICALS (4.3%)
Ashland
 06-01-17                               9.13          1,700,000(d,h)        1,865,750
Chemtura
 06-01-16                               6.88         11,425,000(b)         12,110,500
INVISTA
 Sr Unsecured
 05-01-12                               9.25          5,167,000(d)          5,244,505
Koppers
 12-01-19                               7.88            775,000(d)            786,625
MacDermid
 Sr Sub Nts
 04-15-17                               9.50          4,041,000(d)          4,041,000
Momentive Performance Materials
 Pay-in-kind
 12-01-14                              10.13                347(k)                326
Nalco
 11-15-13                               8.88          2,470,000(h)          2,544,100
Nova Chemicals
 Sr Unsecured
 11-01-16                               8.38          2,110,000(c,d)        2,141,650
 11-01-19                               8.63          1,780,000(c,d)        1,811,150
Solutia
 11-01-17                               8.75            805,000               839,213
                                                                      ---------------
Total                                                                      31,384,819
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.9%)
Terex
 Sr Sub Nts
 11-15-17                               8.00          3,335,000(h)          3,209,938
Terex
 Sr Unsecured
 06-01-16                              10.88          4,315,000(h)          4,811,224
United Rentals North America
 06-15-16                              10.88          3,545,000(h)          3,855,188
United Rentals North America
 Sr Unsecured
 12-15-19                               9.25          2,135,000             2,201,719
                                                                      ---------------
Total                                                                      14,078,069
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (1.2%)
Aquilex Holdings LLC/Finance
 Sr Nts
 12-15-16                              11.13          1,826,000(d)          1,816,870
West Corp
 10-15-14                               9.50          2,830,000             2,872,450
 10-15-16                              11.00          4,169,000             4,356,605
                                                                      ---------------
Total                                                                       9,045,925
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (3.5%)
AAC Group Holding
 Sr Disc Nts
 10-01-12                              10.25          5,261,000(d)          5,274,153
American Achievement
 04-01-12                               8.25          6,548,000(d)          6,547,999
Easton-Bell Sports
 Sr Secured
 12-01-16                               9.75          1,335,000(d)          1,371,713
Jarden
 05-01-16                               8.00          1,300,000             1,342,250
 05-01-17                               7.50          1,845,000             1,845,000
Sealy Mattress
 Sr Secured
 04-15-16                              10.88          1,070,000(d)          1,190,375
Visant
 10-01-12                               7.63            990,000               994,950
Visant Holding
 Sr Disc Nts
 12-01-13                              10.25          5,165,000             5,332,862
Visant Holding
 Sr Nts
 12-01-13                               8.75          1,567,000             1,610,093
                                                                      ---------------
Total                                                                      25,509,395
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.9%)
CPM Holdings
 Sr Secured
 09-01-14                              10.63          1,185,000(d)          1,250,175
McJunkin Red Man
 Sr Secured
 12-15-16                               9.50          5,639,000(d)          5,526,220
                                                                      ---------------
Total                                                                       6,776,395
-------------------------------------------------------------------------------------

ELECTRIC (4.3%)
CMS Energy
 Sr Unsecured
 07-17-17                               6.55          4,190,000             4,137,876
 06-15-19                               8.75            810,000(h)            903,150
Dynegy Holdings
 Sr Unsecured
 05-15-18                               7.13          2,255,000             1,837,825
 06-01-19                               7.75            980,000(h)            850,150
Edison Mission Energy
 Sr Unsecured
 05-15-17                               7.00          3,090,000(h)          2,441,100
Energy Future Holdings
 11-01-17                              10.88          2,000,000(h)          1,635,000
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56          4,153,966             4,195,506
NRG Energy
 01-15-17                               7.38         10,175,000            10,200,438
Texas Competitive Electric Holdings LLC
 Series B
 11-01-15                              10.25          6,130,000(h)          4,965,300
                                                                      ---------------
Total                                                                      31,166,345
-------------------------------------------------------------------------------------

ENTERTAINMENT (1.4%)
AMC Entertainment
 02-01-16                              11.00          1,383,000             1,445,235
AMC Entertainment
 Sr Unsecured
 06-01-19                               8.75          1,293,000(h)          1,318,860


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
206  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ENTERTAINMENT (CONT.)
Regal Cinemas
 07-15-19                               8.63%        $2,675,000            $2,782,000
Speedway Motorsports
 06-01-16                               8.75          2,505,000             2,636,513
United Artists Theatre Circuit
 Pass-Through Ctfs Series AU4
 07-01-15                               9.30          1,495,089(m)          1,541,885
United Artists Theatre Circuit
 Pass-Through Ctfs Series AV2
 07-01-15                               9.30            487,616(m)            502,878
                                                                      ---------------
Total                                                                      10,227,371
-------------------------------------------------------------------------------------

ENVIRONMENTAL (0.1%)
Clean Harbors
 Sr Secured
 08-15-16                               7.63            695,000               704,556
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.7%)
Bumble Bee Foods LLC
 Sr Secured
 12-15-15                               7.75            919,000(d)            919,000
Cott Beverages
 Sr Nts
 11-15-17                               8.38          1,614,000(d,h)        1,666,455
Del Monte
 Sr Sub Nts
 10-15-19                               7.50          3,435,000(d)          3,538,050
Pinnacle Foods Finance LLC
 04-01-17                              10.63          4,677,000             4,864,080
Pinnacle Foods Finance LLC
 Sr Unsecured
 04-01-15                               9.25          1,643,000(d)          1,663,538
US Foodservice
 Sr Nts
 06-30-15                              10.25          5,710,000(d)          5,710,000
US Foodservice
 Sr Nts Pay-in-kind
 06-30-15                              10.25          1,477,000(d,k)        1,477,000
                                                                      ---------------
Total                                                                      19,838,123
-------------------------------------------------------------------------------------

GAMING (7.1%)
Ameristar Casinos
 Sr Unsecured
 06-01-14                               9.25          1,510,000(d)          1,562,850
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13          7,090,000             6,168,300
Circus & Eldorado Jt Venture/Silver Legacy
 Capital
 1st Mtge
 03-01-12                              10.13          5,880,000             5,203,800
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88          5,222,000(d)          5,926,970
MGM MIRAGE
 09-01-12                               6.75          1,033,000(h)            921,953
 02-27-14                               5.88            623,000               501,515
 06-01-16                               7.50          1,792,000             1,397,760
MGM MIRAGE
 Sr Secured
 11-15-17                              11.13            600,000(d)            666,000
MGM MIRAGE
 Sr Unsecured
 03-01-18                              11.38          4,390,000(d)          3,929,050
Penn Natl Gaming
 Sr Sub Nts
 08-15-19                               8.75            730,000(d)            746,425
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38          5,054,000(d,h)        5,256,160
San Pasqual Casino
 09-15-13                               8.00            630,000(d)            589,050
Seminole Indian Tribe of Florida
 10-01-20                               7.80            965,000(d)            818,532
Seminole Indian Tribe of Florida
 Sr Secured
 10-01-20                               6.54          2,615,000(d)          2,258,891
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25          1,621,000             1,580,475
Seneca Gaming
 Sr Unsecured Series B
 05-01-12                               7.25          1,530,000             1,491,750
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38          9,900,000(d)          7,523,999
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00          5,366,000(d)          4,829,400
                                                                      ---------------
Total                                                                      51,372,880
-------------------------------------------------------------------------------------

GAS PIPELINES (1.6%)
El Paso
 Sr Unsecured
 12-12-13                              12.00            660,000               772,200
 06-15-14                               6.88            525,000               524,612
 02-15-16                               8.25          1,795,000             1,911,675
Southern Star Central
 Sr Nts
 03-01-16                               6.75          2,974,000             2,869,910
Williams Companies
 Sr Unsecured
 01-15-20                               8.75          1,595,000             1,902,789
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          3,560,000             3,596,283
                                                                      ---------------
Total                                                                      11,577,469
-------------------------------------------------------------------------------------

HEALTH CARE (8.7%)
Apria Healthcare Group
 Sr Secured
 11-01-14                              11.25          1,545,000(d)          1,695,638
 11-01-14                              12.38            845,000(d)            929,500
Biomet
 Pay-in-kind
 10-15-17                              10.38            505,000(k)            547,925
Community Health Systems
 07-15-15                               8.88          1,983,000             2,052,405
DaVita
 03-15-13                               6.63          3,229,000             3,237,073
 03-15-15                               7.25         10,029,000            10,054,072
HCA
 Secured
 11-15-16                               9.25          4,700,000             5,046,624
HCA
 Sr Secured
 02-15-17                               9.88            735,000(d)            801,150
 04-15-19                               8.50          1,655,000(d,h)        1,783,263
 02-15-20                               7.88          2,390,000(d)          2,488,588
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63          4,896,000(k)          5,299,919
HealthSouth
 02-15-20                               8.13          1,580,000(h)          1,560,250
IASIS Healthcare LLC/Capital
 06-15-14                               8.75          1,595,000             1,614,938
Iverness Medical Innovations
 Sr Nts
 02-01-16                               7.88            970,000(d)            950,600
NMH Holdings
 Sr Unsecured Pay-in-kind
 06-15-14                               6.63          3,849,570(d,i,k)      2,858,306
Omnicare
 06-01-13                               6.13          1,020,000               989,400
 12-15-13                               6.75          3,072,000             3,010,560
 12-15-15                               6.88          1,690,000             1,643,525
Select Medical
 02-01-15                               7.63          4,945,000             4,796,650
Select Medical Holdings
 Sr Unsecured
 09-15-15                               6.43          6,276,000(i)          5,805,299
Vanguard Health Holding I LLC
 10-01-15                              11.25            725,000               763,063
Vanguard Health Holding II LLC
 10-01-14                               9.00          4,473,000             4,635,146
                                                                      ---------------
Total                                                                      62,563,894
-------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.6%)
Coventry Health Care
 Sr Unsecured
 03-15-17                               5.95          4,570,000             4,143,971
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (2.0%)
K Hovnanian Enterprises
 12-15-14                               6.38          1,262,000               914,950


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  207

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
HOME CONSTRUCTION (CONT.)
K Hovnanian Enterprises
 Sr Secured
 10-15-16                              10.63%        $6,799,000(d)         $7,104,955
Norcraft Holdings LP/Capital
 Sr Disc Nts
 09-01-12                               9.75          1,717,000             1,648,320
William Lyon Homes
 02-15-14                               7.50          7,960,000             5,134,200
                                                                      ---------------
Total                                                                      14,802,425
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (7.1%)
Berry Petroleum
 Sr Unsecured
 06-01-14                              10.25          1,940,000             2,109,750
Chesapeake Energy
 08-15-14                               7.00          2,643,000             2,676,038
 01-15-16                               6.63          2,224,000             2,201,760
 01-15-18                               6.25          1,365,000(h)          1,310,400
Comstock Resources
 10-15-17                               8.38          1,675,000             1,712,688
Denbury Resources
 04-01-13                               7.50            253,000               254,265
 12-15-15                               7.50            167,000               166,583
 03-01-16                               9.75          1,850,000             1,974,875
Forest Oil
 06-15-19                               7.25          1,845,000             1,821,938
Forest Oil
 Sr Nts
 02-15-14                               8.50          2,715,000(d)          2,837,175
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          4,520,000(d)          4,429,599
PetroHawk Energy
 07-15-13                               9.13            510,000               532,950
 08-01-14                              10.50          2,915,000             3,188,281
 06-01-15                               7.88            725,000(h)            732,250
Plains Exploration & Production
 10-15-19                               8.63          2,265,000             2,327,288
Quicksilver Resources
 08-01-15                               8.25          3,356,000             3,439,899
 04-01-16                               7.13          1,223,000(h)          1,140,448
 08-15-19                               9.13          2,185,000             2,283,325
Range Resources
 05-15-16                               7.50            720,000               739,800
 05-01-18                               7.25          1,275,000             1,300,500
 05-15-19                               8.00          5,265,000             5,633,549
SandRidge Energy
 Pay-in-kind
 04-01-15                               8.63          5,272,000(k)          5,271,999
Southwestern Energy
 Sr Nts
 02-01-18                               7.50          3,190,000             3,381,400
                                                                      ---------------
Total                                                                      51,466,760
-------------------------------------------------------------------------------------

MEDIA CABLE (3.8%)
Cablevision Systems
 Sr Nts
 09-15-17                               8.63          6,585,000(d)          6,856,630
Charter Communications Holdings II LLC/Capital
 Sr Nts
 11-30-16                              13.50          1,455,000             1,713,263
Charter Communications Operating LLC/Capital
 Secured
 04-30-14                               8.38          4,293,000(d)          4,411,058
CSC Holdings LLC
 Sr Unsecured
 04-15-14                               8.50          1,831,000(d,h)        1,950,015
 06-15-15                               8.50          3,145,000(d)          3,349,425
 02-15-19                               8.63            685,000(d,h)          734,663
DISH DBS
 02-01-16                               7.13          3,501,000             3,575,396
Mediacom LLC/Capital
 Sr Nts
 08-15-19                               9.13          1,780,000(d,h)        1,815,600
Videotron Ltee
 04-15-18                               9.13            800,000(c,d)          880,000
Virgin Media Finance
 04-15-14                               8.75            304,000(c,h)          313,880
 08-15-16                               9.50          1,795,000(c)          1,929,625
                                                                      ---------------
Total                                                                      27,529,555
-------------------------------------------------------------------------------------

MEDIA NON CABLE (6.6%)
Belo
 Sr Unsecured
 11-15-16                               8.00          1,043,000             1,069,075
Clear Channel Worldwide Holdings
 Series A
 12-15-17                               9.25            939,000(d)            960,128
Clear Channel Worldwide Holdings
 Series B
 12-15-17                               9.25          3,754,000(d)          3,866,620
Intelsat Jackson Holdings
 06-15-16                              11.25          2,215,000(c,h)        2,397,738
 11-01-19                               8.50          1,625,000(c,d)        1,669,688
Intelsat Subsidiary Holding
 01-15-15                               8.88          3,340,000(c,d)        3,448,550
Interpublic Group of Companies
 Sr Unsecured
 07-15-17                              10.00          2,260,000             2,508,600
Lamar Media
 04-01-14                               9.75          6,015,000(h)          6,639,055
Lamar Media
 Series B
 08-15-15                               6.63          1,350,000             1,296,000
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70          4,897,000             4,664,392
Nielsen Finance LLC
 08-01-14                              10.00          3,712,000             3,869,760
 05-01-16                              11.50          1,480,000             1,653,900
Nielsen Finance LLC
 (Zero coupon through 08-01-11, thereafter 12.50%)
 08-01-16                              10.34            370,000(n)            337,625
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75          2,730,000(c)          2,723,176
Rainbow Natl Services LLC
 09-01-12                               8.75          4,700,000(d)          4,788,124
 09-01-14                              10.38          1,135,000(d)          1,197,425
Salem Communications
 Sr Secured
 12-15-16                               9.63          1,963,000(d)          2,056,243
Sinclair Television Group
 Sr Secured
 11-01-17                               9.25          2,622,000(d,h)        2,726,880
                                                                      ---------------
Total                                                                      47,872,979
-------------------------------------------------------------------------------------

METALS (2.6%)
Arch Coal
 08-01-16                               8.75          2,885,000(d)          3,047,281
Compass Minerals Intl
 Sr Nts
 06-01-19                               8.00          1,290,000(d)          1,354,500
Noranda Aluminum Acquisition
 Pay-in-kind
 05-15-15                               5.27         18,917,757(i,k)       14,684,909
                                                                      ---------------
Total                                                                      19,086,690
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (2.5%)
CIT Group
 Sr Secured
 05-01-17                               7.00         11,190,000             9,707,325
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88          2,771,000             2,902,623
GMAC
 08-28-12                               6.88            765,000(d,h)          749,700
 12-01-14                               6.75          4,925,000(d,h)        4,678,750
                                                                      ---------------
Total                                                                      18,038,398
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.2%)
Concho Resources
 10-01-17                               8.63          1,789,000             1,878,450
Expro Finance Luxembourg
 Sr Secured
 12-15-16                               8.50          5,690,000(c,d)        5,570,661
Key Energy Services
 12-01-14                               8.38          1,220,000(h)          1,223,050
Venoco
 Sr Nts
 10-01-17                              11.50            181,000(d)            190,050
                                                                      ---------------
Total                                                                       8,862,211
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
208  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

OTHER FINANCIAL INSTITUTIONS (0.8%)
Cardtronics
 08-15-13                               9.25%        $3,839,000            $3,949,371
Cardtronics
 Series B
 08-15-13                               9.25          1,652,000             1,699,495
                                                                      ---------------
Total                                                                       5,648,866
-------------------------------------------------------------------------------------

OTHER INDUSTRY (0.3%)
Chart Inds
 10-15-15                               9.13            590,000               588,525
The GEO Group
 10-15-17                               7.75          1,605,000(d)          1,643,119
                                                                      ---------------
Total                                                                       2,231,644
-------------------------------------------------------------------------------------

PACKAGING (1.8%)
Ball
 09-01-16                               7.13            445,000(h)            456,125
 09-01-19                               7.38            465,000               477,788
Crown Americas LLC/Capital II
 Sr Unsecured
 05-15-17                               7.63          2,060,000(d)          2,137,250
Greif
 Sr Unsecured
 08-01-19                               7.75            390,000               397,800
Owens-Brockway Glass Container
 05-15-16                               7.38          2,930,000             3,025,225
Reynolds Group Issuer LLC
 Sr Secured
 10-15-16                               7.75          3,880,000(d,h)        3,977,000
Silgan Holdings
 Sr Unsecured
 08-15-16                               7.25          2,840,000             2,918,100
                                                                      ---------------
Total                                                                      13,389,288
-------------------------------------------------------------------------------------

PAPER (3.2%)
Boise Cascade LLC
 10-15-14                               7.13          5,007,000             4,512,559
Cascades
 01-15-20                               7.88          3,254,000(c,d)        3,302,810
Cascades
 Sr Nts
 12-15-17                               7.75          3,265,000(c,d)        3,318,056
Georgia-Pacific LLC
 06-15-15                               7.70            735,000               771,750
 05-01-16                               8.25          1,855,000(d)          1,966,300
 01-15-17                               7.13          1,947,000(d)          1,971,338
NewPage
 Secured
 05-01-12                              10.00          1,387,000               991,705
NewPage
 Sr Secured
 12-31-14                              11.38          4,575,000(d,h)        4,620,750
Potlatch
 Sr Nts
 11-01-19                               7.50          1,486,000(d)          1,515,720
                                                                      ---------------
Total                                                                      22,970,988
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Valeant Pharmaceuticals Intl
 06-15-16                               8.38          1,340,000(d)          1,380,200
-------------------------------------------------------------------------------------

RETAILERS (1.2%)
QVC
 Sr Secured
 10-01-19                               7.50          3,255,000(d)          3,316,031
Rite Aid
 Sr Secured
 10-15-19                              10.25          1,120,000(d)          1,164,800
Toys R Us Property I LLC
 07-15-17                              10.75          1,508,000(d,h)        1,651,260
Toys R Us Property II LLC
 Sr Secured
 12-01-17                               8.50          2,555,000(d)          2,612,488
                                                                      ---------------
Total                                                                       8,744,579
-------------------------------------------------------------------------------------

TECHNOLOGY (1.4%)
CPI Intl
 Sr Unsecured
 02-01-15                               6.68            953,000(i)            829,110
Dupont Fabros Technology LP
 12-15-17                               8.50          1,125,000(d)          1,140,469
Iron Mountain
 Sr Sub Nts
 08-15-21                               8.38          3,110,000             3,218,850
SS&C Technologies
 12-01-13                              11.75          4,375,000             4,637,500
                                                                      ---------------
Total                                                                       9,825,929
-------------------------------------------------------------------------------------

WIRELESS (5.1%)
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                               7.75          5,505,000(d)          5,862,825
Cricket Communications
 07-15-15                              10.00            365,000(h)            370,019
Cricket Communications
 Sr Secured
 05-15-16                               7.75          3,445,000             3,436,388
Crown Castle Intl
 Sr Nts
 11-01-19                               7.13          3,110,000             3,086,675
Nextel Communications
 Series D
 08-01-15                               7.38          7,062,000             6,867,794
SBA Telecommunications
 08-15-16                               8.00          1,535,000(d)          1,604,075
 08-15-19                               8.25          2,346,000(d)          2,486,760
Sprint Capital
 03-15-12                               8.38          2,525,000             2,613,375
Sprint Nextel
 Sr Unsecured
 12-01-16                               6.00          1,725,000             1,574,063
 08-15-17                               8.38          6,560,000             6,691,200
Wind Acquisition Finance
 07-15-17                              11.75          2,430,000(c,d)        2,654,775
                                                                      ---------------
Total                                                                      37,247,949
-------------------------------------------------------------------------------------

WIRELINES (5.5%)
Cincinnati Bell
 01-15-14                               8.38          1,805,000(h)          1,836,588
Frontier Communications
 Sr Unsecured
 03-15-19                               7.13          3,750,000             3,543,750
Level 3 Financing
 02-15-17                               8.75          6,604,000             6,026,149
Qwest
 Sr Unsecured
 09-01-11                               7.88          3,220,000             3,372,950
 06-15-15                               7.63          5,115,000             5,294,025
 05-01-16                               8.38          1,425,000             1,528,313
 06-01-17                               6.50          5,375,000(h)          5,280,938
Time Warner Telecom Holdings
 02-15-14                               9.25          2,815,000             2,902,969
Windstream
 08-01-13                               8.13            560,000               581,000
 08-01-16                               8.63          6,931,000             7,052,292
 03-15-19                               7.00          2,825,000             2,641,375
                                                                      ---------------
Total                                                                      40,060,349
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $593,695,681)                                                     $630,719,387
-------------------------------------------------------------------------------------



SENIOR LOANS (8.8%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.9%)
Ford Motor
 Tranche B1 Term Loan
 12-15-13                          3.24-3.29%        $7,332,183            $6,754,773
-------------------------------------------------------------------------------------

CHEMICALS (1.3%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 05-05-13                               2.56          9,197,161             8,038,318
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 05-05-13                               2.56          1,997,005             1,745,383
                                                                      ---------------
Total                                                                       9,783,701
-------------------------------------------------------------------------------------

ELECTRIC (0.3%)
Energy Future Holdings
 Tranche B3 Term Loan
 TBD                                     TBD          2,329,043(f,g)        1,877,791
 10-10-14                          3.73-3.75            808,354               651,736
                                                                      ---------------
Total                                                                       2,529,527
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  209

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)

ENTERTAINMENT (0.5%)
AMC Entertainment Holdings
 Pay-in-kind Term Loan
 06-13-12                               5.25%        $4,114,704(k)         $3,744,380
-------------------------------------------------------------------------------------

GAMING (0.5%)
Great Lakes Gaming of Michigan LLC
 Development Term Loan
 08-15-12                               9.00          2,286,192(m)          2,130,503
Great Lakes Gaming of Michigan LLC
 Non-Gaming Land Acquisition
 Letter of Credit
 08-15-12                               9.00            845,690(m)            788,099
Great Lakes Gaming of Michigan LLC
 Transition Term Loan
 08-15-12                               9.00            592,151(m)            551,825
                                                                      ---------------
Total                                                                       3,470,427
-------------------------------------------------------------------------------------

HEALTH CARE (1.5%)
IASIS Healthcare LLC
 Pay-in-kind Term Loan
 TBD                                     TBD          4,140,000(f,g,k)      3,793,275
 06-16-14                               5.53          6,812,163(k)          6,241,644
                                                                      ---------------
Total                                                                      10,034,919
-------------------------------------------------------------------------------------

MEDIA CABLE (1.5%)
Cequel Communications LLC
 Tranche A 2nd Lien Term Loan
 05-05-14                               4.76          2,900,000             2,800,124
Charter Communications Operating LLC
 Term Loan
 03-06-14                               2.26          7,882,957             7,379,316
                                                                      ---------------
Total                                                                      10,179,440
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.3%)
Dresser
 2nd Lien Term Loan
 05-04-15                          5.99-6.02         10,521,000             9,725,402
-------------------------------------------------------------------------------------

WIRELINES (1.0%)
FairPoint Communications
 Tranche B Term Loan
 03-31-15                               0.00          9,727,791(b)          7,566,860
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $57,575,629)                                                       $63,789,429
-------------------------------------------------------------------------------------





COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS
Link Energy LLC Unit                                    494,265(b)               $667
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,913,363)                                                               $667
-------------------------------------------------------------------------------------



OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)
DIVERSIFIED FINANCIAL SERVICES
Varde Fund V LP                                       5,000,000(e,m)         $227,900
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                  $227,900
-------------------------------------------------------------------------------------



MONEY MARKET FUND (4.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              28,776,383(o)        $28,776,383
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $28,776,383)                                                       $28,776,383
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (7.7%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     56,148,502           $56,148,502
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $56,148,502)                                                       $56,148,502
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $740,109,558)(p)                                                  $779,662,268
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 4.42% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2009, the value of these securities amounted to $231,984,147 or 31.91% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) At Dec. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,540,058. See Note 2 to the financial statements.

(g) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(h) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2009.

(j)  This position is in bankruptcy.


--------------------------------------------------------------------------------
210  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(k) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2009 was $5,743,090 representing 0.79% of net assets. Information concerning such security holdings at Dec. 31, 2009 is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     Great Lakes Gaming of Michigan LLC
       Development Term Loan
       9.00% 2012                         03-02-07 thru 09-15-07      $2,263,456
     Great Lakes Gaming of Michigan LLC
       Non-Gaming Land Acquisition
       Letter of Credit
       9.00% 2012                         03-02-07 thru 09-15-07         837,280
     Great Lakes Gaming of Michigan LLC
       Transition Term Loan
       9.00% 2012                         03-02-07 thru 09-15-07         586,262
     United Artists Theatre Circuit
       Pass-Through Ctfs Series AU4
       9.30% 2015                         02-09-00 thru 04-09-02       1,326,311
     United Artists Theatre Circuit
       Pass-Through Ctfs Series AV2
       9.30% 2015                         12-11-01 thru 08-28-02         410,982
     Varde Fund V LP                      04-27-00 thru 06-19-00              --*


     * The original cost for this position was $5,000,000. From Sept. 29, 2004 through March 7, 2005, $5,000,000 was returned to the fund in the form of return of capital.

(n) For those zero coupons that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(o) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(p) At Dec. 31, 2009, the cost of securities for federal income tax purposes was $737,563,033 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $56,788,265
     Unrealized depreciation                                                     (14,689,030)
     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $42,099,235
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  211

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
212  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                       FAIR VALUE AT DEC. 31, 2009
                                                       ----------------------------------------------------------
                                                            LEVEL 1         LEVEL 2
                                                         QUOTED PRICES       OTHER        LEVEL 3
                                                           IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                          MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                            IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
-----------------------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities                                       $--    $621,487,624    $9,231,763  $630,719,387
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                                        --     621,487,624     9,231,763   630,719,387
-----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Oil, Gas & Consumable Fuels                                    --             667            --           667
  Other
    Diversified Financial Services                                 --              --       227,900       227,900
-----------------------------------------------------------------------------------------------------------------
Total Equity Securities                                            --             667       227,900       228,567
-----------------------------------------------------------------------------------------------------------------
Other
  Senior Loans                                                     --      60,319,002     3,470,427    63,789,429
  Affiliated Money Market Fund(a)                          28,776,383              --            --    28,776,383
  Investments of Cash Collateral Received for
    Securities on Loan                                     56,148,502              --            --    56,148,502
-----------------------------------------------------------------------------------------------------------------
Total Other                                                84,924,885      60,319,002     3,470,427   148,714,314
-----------------------------------------------------------------------------------------------------------------
Total                                                     $84,924,885    $681,807,293   $12,930,090  $779,662,268
-----------------------------------------------------------------------------------------------------------------



(a) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                     CORPORATE
                                                       DEBT      COMMON               SENIOR
                                                    SECURITIES   STOCKS     OTHER      LOANS       TOTAL
-----------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                         $2,863,285        $5  $543,400  $4,808,307   $8,214,997
  Accrued discounts/premiums                            32,842        --        --      17,171       50,013
  Realized gain (loss)                                  85,244   150,237   267,215      13,600      516,296
  Change in unrealized appreciation
    (depreciation)*                                    333,080        (5) (315,500)   (186,249)    (168,674)
  Net purchases (sales)                              6,699,355  (150,237) (267,215) (1,182,402)   5,099,501
  Transfers in and/or out of Level 3                  (782,043)       --        --          --     (782,043)
-----------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2009                         $9,231,763       $--  $227,900  $3,470,427  $12,930,090
-----------------------------------------------------------------------------------------------------------



* Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2009 was $3,917,178.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  213

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Income Opportunities Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (92.5%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (1.1%)
L-3 Communications
 01-15-14                               6.13%           $80,000               $80,500
L-3 Communications
 Series B
 10-15-15                               6.38          9,422,000             9,457,332
TransDigm
 07-15-14                               7.75          8,405,000             8,510,063
 07-15-14                               7.75          2,715,000(d)          2,752,331
Triumph Group
 Sr Sub Nts
 11-15-17                               8.00          1,974,000(d,j)        1,993,740
                                                                      ---------------
Total                                                                      22,793,966
-------------------------------------------------------------------------------------

AIRLINES (0.7%)
Delta Air Lines
 Sr Secured
 09-15-14                               9.50         14,410,000(d,j)       14,986,400
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.9%)
American Axle & Mfg Holdings
 01-15-17                               9.25          1,998,000(d)          2,027,970
Tenneco
 11-15-15                               8.13          9,455,000(j)          9,561,369
TRW Automotive
 Sr Nts
 12-01-17                               8.88          7,020,000(d,j)        7,283,250
                                                                      ---------------
Total                                                                      18,872,589
-------------------------------------------------------------------------------------

BUILDING MATERIALS (1.6%)
Associated Materials LLC/Finance
 Sr Secured
 11-15-16                               9.88         11,408,000(d)         12,092,480
Gibraltar Inds
 Series B
 12-01-15                               8.00          7,682,000             7,413,130
Interface
 11-01-13                              11.38          1,910,000             2,134,425
Norcraft Companies LP/Finance
 11-01-11                               9.00          1,391,000             1,392,739
Norcraft Companies LP/Finance
 Sr Secured
 12-15-15                              10.50          9,309,000(d)          9,541,725
                                                                      ---------------
Total                                                                      32,574,499
-------------------------------------------------------------------------------------

CHEMICALS (3.9%)
Ashland
 06-01-17                               9.13          3,615,000(d,j)        3,967,463
Chemtura
 06-01-16                               6.88         12,200,000(b)         12,932,000
Dow Chemical
 Sr Unsecured
 05-15-19                               8.55          5,415,000             6,460,880
INVISTA
 Sr Unsecured
 05-01-12                               9.25         15,870,000(d)         16,108,049
Koppers
 12-01-19                               7.88          2,040,000(d)          2,070,600
Nalco
 11-15-13                               8.88          3,000,000(j)          3,090,000
Nalco
 Sr Nts
 05-15-17                               8.25          1,570,000(d)          1,664,200
Nova Chemicals
 Sr Unsecured
 11-15-13                               3.65         11,078,000(c,f)       10,136,370
 11-01-16                               8.38          5,240,000(c,d)        5,318,600
 11-01-19                               8.63          8,330,000(c,d,j)      8,475,775
Solutia
 11-01-17                               8.75          7,495,000(j)          7,813,538
                                                                      ---------------
Total                                                                      78,037,475
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (2.4%)
Manitowoc
 11-01-13                               7.13          1,270,000             1,193,800
RSC Equipment Rental
 Sr Secured
 07-15-17                              10.00          3,380,000(d,j)        3,650,400
Terex
 01-15-14                               7.38          8,165,000(j)          8,256,856
Terex
 Sr Unsecured
 06-01-16                              10.88          8,890,000(j)          9,912,350
United Rentals North America
 06-15-16                              10.88         12,450,000(j)         13,539,376
United Rentals North America
 Sr Unsecured
 12-15-19                               9.25         11,165,000(j)         11,513,906
                                                                      ---------------
Total                                                                      48,066,688
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.7%)
Aquilex Holdings LLC
 Sr Nts
 12-15-16                              11.13          4,952,000(d)          4,927,240
West Corp
 10-15-14                               9.50          9,650,000             9,794,750
                                                                      ---------------
Total                                                                      14,721,990
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.1%)
ACCO Brands
 Sr Secured
 03-15-15                              10.63          9,590,000(d,j)       10,525,025
American Achievement
 04-01-12                               8.25            795,000(d)            795,000
Chattem
 03-01-14                               7.00          2,100,000             2,157,750
Easton-Bell Sports
 Sr Secured
 12-01-16                               9.75          3,520,000(d)          3,616,800
Jarden
 05-01-16                               8.00          6,335,000             6,540,888
 05-01-17                               7.50          6,420,000             6,420,000
Sealy Mattress
 Sr Secured
 04-15-16                              10.88          3,560,000(d)          3,960,500
Visant
 10-01-12                               7.63          1,015,000             1,020,075
Visant Holding
 Sr Disc Nts
 12-01-13                              10.25          3,840,000             3,964,800
Visant Holding
 Sr Nts
 12-01-13                               8.75          2,194,000             2,254,335
                                                                      ---------------
Total                                                                      41,255,173
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (1.1%)
CPM Holdings
 Sr Secured
 09-01-14                              10.63          7,594,000(d)          8,011,670
McJunkin Red Man
 Sr Secured
 12-15-16                               9.50         15,297,000(d)         14,991,060
                                                                      ---------------
Total                                                                      23,002,730
-------------------------------------------------------------------------------------

ELECTRIC (5.2%)
CMS Energy
 Sr Unsecured
 07-17-17                               6.55         12,950,000            12,788,902
 06-15-19                               8.75          1,075,000(j)          1,198,625
Dynegy Holdings
 Sr Unsecured
 05-15-18                               7.13          7,482,000             6,097,830
 06-01-19                               7.75          6,535,000(j)          5,669,113
Edison Mission Energy
 Sr Unsecured
 06-15-16                               7.75          3,125,000(j)          2,656,250
 05-15-17                               7.00          8,527,000(j)          6,736,330
IPALCO Enterprises
 Sr Secured
 11-14-11                               8.63          6,240,000             6,520,800
 04-01-16                               7.25         12,015,000(d)         12,255,300
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56         18,339,727            18,523,124
NiSource Finance
 01-15-19                               6.80         13,220,000            14,138,089


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
214  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
NRG Energy
 02-01-16                               7.38%        $9,045,000            $9,056,306
 01-15-17                               7.38          8,080,000             8,100,200
                                                                      ---------------
Total                                                                     103,740,869
-------------------------------------------------------------------------------------

ENTERTAINMENT (1.1%)
AMC Entertainment
 Sr Unsecured
 06-01-19                               8.75          6,867,000(j)          7,004,340
Cinemark USA
 06-15-19                               8.63          3,839,000(d,j)        3,992,560
Regal Cinemas
 07-15-19                               8.63          4,875,000             5,070,000
Regal Cinemas
 Series B
 02-01-12                               9.38          1,000,000             1,001,250
Speedway Motorsports
 06-01-16                               8.75          4,650,000             4,894,125
                                                                      ---------------
Total                                                                      21,962,275
-------------------------------------------------------------------------------------

ENVIRONMENTAL (0.1%)
Clean Harbors
 Sr Secured
 08-15-16                               7.63          1,625,000             1,647,344
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.1%)
Aramark
 02-01-15                               8.50          6,560,000(j)          6,756,800
Bumble Bee Foods LLC
 Sr Secured
 12-15-15                               7.75          9,707,000(d,j)        9,706,999
Constellation Brands
 12-15-14                               8.38            861,000               916,965
 09-01-16                               7.25          3,391,000(j)          3,441,865
 05-15-17                               7.25          4,721,000             4,785,914
Cott Beverages
 Sr Nts
 11-15-17                               8.38          4,205,000(d,j)        4,341,663
Del Monte
 Sr Sub Nts
 10-15-19                               7.50          8,340,000(d)          8,590,200
Michael Foods
 11-15-13                               8.00          2,550,000             2,610,563
                                                                      ---------------
Total                                                                      41,150,969
-------------------------------------------------------------------------------------

GAMING (5.5%)
Ameristar Casinos
 Sr Unsecured
 06-01-14                               9.25          7,550,000(d)          7,814,250
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13         10,960,000             9,535,200
Circus & Eldorado Jt Venture/Silver Legacy
 Capital
 1st Mtge
 03-01-12                              10.13          9,885,000             8,748,225
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88          7,640,000(d)          8,671,400
MGM MIRAGE
 Sr Secured
 11-15-13                              13.00          1,800,000(j)          2,074,500
 11-15-17                              11.13          7,680,000(d)          8,524,800
Penn Natl Gaming
 Sr Sub Nts
 08-15-19                               8.75          6,805,000(d,j)        6,958,113
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38         12,583,000(d)         13,086,319
San Pasqual Casino
 09-15-13                               8.00          1,520,000(d)          1,421,200
Seminole Indian Tribe of Florida
 10-01-20                               7.80          2,085,000(d)          1,768,539
Seminole Indian Tribe of Florida
 Sr Secured
 10-01-20                               6.54          6,100,000(d)          5,269,306
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25          4,353,000             4,244,175
Seneca Gaming
 Sr Unsecured Series B
 05-01-12                               7.25          7,500,000             7,312,500
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38         22,035,000(d)         16,746,599
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00          8,280,000(d)          7,452,000
                                                                      ---------------
Total                                                                     109,627,126
-------------------------------------------------------------------------------------

GAS PIPELINES (3.8%)
Copano Energy LLC
 06-01-18                               7.75          4,825,000(j)          4,837,063
El Paso
 Sr Unsecured
 12-12-13                              12.00          3,430,000(j)          4,013,100
 06-15-14                               6.88          4,070,000             4,066,992
 02-15-16                               8.25          8,420,000             8,967,300
 06-15-17                               7.00          5,000,000             4,958,960
Regency Energy Partners LP/Finance
 12-15-13                               8.38          1,600,000             1,656,000
Regency Energy Partners LP/Finance
 Sr Unsecured
 06-01-16                               9.38         12,030,000(d,j)       12,902,175
SONAT
 Sr Unsecured
 02-01-18                               7.00          2,600,000             2,538,526
Southern Star Central
 Sr Nts
 03-01-16                               6.75          6,490,000(d)          6,360,200
 03-01-16                               6.75         12,637,000            12,194,705
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25         14,330,000            14,476,051
                                                                      ---------------
Total                                                                      76,971,072
-------------------------------------------------------------------------------------

HEALTH CARE (7.9%)
Apria Healthcare Group
 Sr Secured
 11-01-14                              11.25          8,705,000(d)          9,553,738
Biomet
 Pay-in-kind
 10-15-17                              10.38          8,090,000(e,j)        8,777,650
Community Health Systems
 07-15-15                               8.88         12,810,000(j)         13,258,350
DaVita
 03-15-13                               6.63         15,120,000            15,157,800
 03-15-15                               7.25            750,000(j)            751,875
FMC Finance III
 07-15-17                               6.88          2,368,000(c)          2,350,240
HCA
 Secured
 11-15-16                               9.25         17,099,000(j)         18,360,050
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63         15,333,000(e)         16,597,973
HCA
 Sr Secured
 02-15-20                               7.88          4,900,000(d,j)        5,102,125
IASIS Healthcare LLC/Capital
 06-15-14                               8.75         17,155,000            17,369,437
Omnicare
 06-01-13                               6.13          2,856,000             2,770,320
 12-15-13                               6.75          5,410,000             5,301,800
 12-15-15                               6.88         14,691,000            14,286,998
Select Medical
 02-01-15                               7.63         21,370,000            20,728,899
Tenet Healthcare
 Sr Secured
 07-01-19                               8.88          5,155,000(d,j)        5,593,175
                                                                      ---------------
Total                                                                     155,960,430
-------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.4%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30          2,187,000             2,139,105
 03-15-17                               5.95          5,390,000             4,887,528
                                                                      ---------------
Total                                                                       7,026,633
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (1.4%)
K Hovnanian Enterprises
 Sr Secured
 10-15-16                              10.63         16,866,000(d)         17,624,970
KB Home
 09-15-17                               9.10          2,155,000             2,262,750
Norcraft Holdings LP/Capital
 Sr Disc Nts
 09-01-12                               9.75             92,000                88,320


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  215

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
HOME CONSTRUCTION (CONT.)
Ryland Group
 05-15-17                               8.40%        $4,700,000            $4,958,500
Toll Brothers Finance
 10-15-17                               8.91          1,990,000(j)          2,259,352
William Lyon Homes
 02-15-14                               7.50            570,000               367,650
                                                                      ---------------
Total                                                                      27,561,542
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (8.7%)
Berry Petroleum
 Sr Unsecured
 06-01-14                              10.25          6,340,000             6,894,750
Chesapeake Energy
 07-15-13                               7.63          2,000,000(j)          2,095,000
 06-15-14                               7.50            225,000               229,500
 08-15-14                               7.00          1,230,000             1,245,375
 01-15-16                               6.63          3,805,000             3,766,950
 01-15-16                               6.88          8,016,000(j)          8,016,000
 08-15-17                               6.50            520,000(j)            509,600
 01-15-18                               6.25          3,690,000(j)          3,542,400
Comstock Resources
 10-15-17                               8.38          5,545,000(j)          5,669,763
Denbury Resources
 04-01-13                               7.50          1,046,000(j)          1,051,230
 12-15-15                               7.50          3,917,000             3,907,208
 03-01-16                               9.75          3,000,000(j)          3,202,500
EXCO Resources
 01-15-11                               7.25          5,152,000(j)          5,139,120
Forest Oil
 06-15-19                               7.25          4,905,000(j)          4,843,688
Forest Oil
 Sr Nts
 02-15-14                               8.50          9,610,000(d,j)       10,042,449
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75         18,386,000(d)         18,018,279
KCS Energy
 04-01-12                               7.13          6,375,000             6,390,938
Newfield Exploration
 Sr Sub Nts
 05-15-18                               7.13          1,970,000(j)          1,989,700
Petrohawk Energy
 08-01-14                              10.50          8,505,000             9,302,343
 06-01-15                               7.88          2,200,000             2,222,000
Plains Exploration & Production
 06-15-15                               7.75          1,005,000(j)          1,022,588
 10-15-19                               8.63          7,605,000(j)          7,814,138
Quicksilver Resources
 08-01-15                               8.25         18,327,000(j)         18,785,174
 04-01-16                               7.13          2,873,000(j)          2,679,073
 08-15-19                               9.13          5,140,000(j)          5,371,300
Range Resources
 03-15-15                               6.38          2,200,000             2,183,500
 05-15-16                               7.50          4,005,000             4,115,138
 05-01-18                               7.25          1,165,000             1,188,300
 05-15-19                               8.00          4,832,000(j)          5,170,240
SandRidge Energy
 05-15-16                               9.88          2,290,000(d,j)        2,410,225
 06-01-18                               8.00          6,110,000(d)          6,003,075
SandRidge Energy
 Pay-in-kind
 04-01-15                               8.63         14,785,000(e,j)       14,784,999
Southwestern Energy
 Sr Nts
 02-01-18                               7.50          2,035,000             2,157,100
                                                                      ---------------
Total                                                                     171,763,643
-------------------------------------------------------------------------------------

LODGING (0.8%)
Starwood Hotels & Resorts Worldwide
 Sr Unsecured
 02-15-13                               6.25          4,700,000(j)          4,841,000
Wyndham Worldwide
 Sr Unsecured
 05-01-14                               9.88          3,945,000             4,385,566
 12-01-16                               6.00          6,540,000             6,092,625
                                                                      ---------------
Total                                                                      15,319,191
-------------------------------------------------------------------------------------

MEDIA CABLE (4.7%)
Cablevision Systems
 Sr Nts
 09-15-17                               8.63          7,190,000(d,j)        7,486,588
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                               8.00          2,496,000(d)          2,564,640
 04-30-14                               8.38         15,906,000(d)         16,343,414
CSC Holdings LLC
 Sr Unsecured
 02-15-19                               8.63          1,280,000(d,j)        1,372,800
CSC Holdings LLC
 Sr Unsecured
 04-15-14                               8.50          4,990,000(d,j)        5,314,350
 06-15-15                               8.50          5,360,000(d)          5,708,400
DISH DBS
 10-01-13                               7.00          2,500,000(j)          2,571,875
 10-01-14                               6.63         11,150,000            11,247,563
 02-01-16                               7.13          7,355,000             7,511,294
Mediacom LLC/Capital
 Sr Nts
 08-15-19                               9.13          5,860,000(d,j)        5,977,200
Videotron Ltee
 01-15-14                               6.88            750,000(c)            753,750
 04-15-18                               9.13          6,870,000(c,j)        7,557,000
 04-15-18                               9.13          8,570,000(c,d)        9,427,000
Virgin Media Finance
 04-15-14                               8.75            872,000(c)            900,340
 08-15-16                               9.13          2,100,000(c,j)        2,210,250
 08-15-16                               9.50          7,550,000(c)          8,116,250
                                                                      ---------------
Total                                                                      95,062,714
-------------------------------------------------------------------------------------

MEDIA NON CABLE (6.5%)
Belo
 Sr Unsecured
 11-15-16                               8.00          7,468,000             7,654,700
Clear Channel Worldwide Holdings
 Series A
 12-15-17                               9.25          2,551,000(d)          2,608,398
Clear Channel Worldwide Holdings
 Series B
 12-15-17                               9.25         10,202,000(d,j)       10,508,060
Intelsat Jackson Holdings
 11-01-19                               8.50          4,000,000(c,d)        4,110,000
Intelsat Subsidiary Holding
 01-15-15                               8.88          3,490,000(c,d)        3,603,425
 01-15-15                               8.88          2,650,000(c,j)        2,742,750
Intelsat
 Sr Unsecured
 06-15-16                               9.25          4,880,000(j)          5,038,600
Interpublic Group of Companies
 Sr Unsecured
 07-15-17                              10.00         10,575,000(j)         11,738,250
Lamar Media
 04-01-14                               9.75         13,265,000            14,641,243
 08-15-15                               6.63          1,018,000               987,460
Lamar Media
 Series B
 08-15-15                               6.63            740,000               710,400
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70          2,700,000             2,571,750
Nielsen Finance LLC
 08-01-14                              10.00         20,725,000(j)         21,605,812
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75          5,590,000(c)          5,576,025
Rainbow Natl Services LLC
 09-01-12                               8.75         11,134,000(d)         11,342,763
Salem Communications
 Sr Secured
 12-15-16                               9.63          9,691,000(d,j)       10,151,323
Sinclair Television Group
 Sr Secured
 11-01-17                               9.25         14,342,000(d,j)       14,915,679
                                                                      ---------------
Total                                                                     130,506,638
-------------------------------------------------------------------------------------

METALS (1.9%)
Arch Coal
 08-01-16                               8.75          8,954,000(d)          9,457,663
Arch Western Finance LLC
 07-01-13                               6.75          7,250,000             7,195,625
Compass Minerals Intl
 Sr Nts
 06-01-19                               8.00          1,610,000(d)          1,690,500
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                               8.38         10,650,000            11,661,750
Peabody Energy
 04-15-16                               5.88          2,655,000             2,588,625
 11-01-16                               7.38          2,060,000(j)          2,124,375


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
216  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
METALS (CONT.)
Peabody Energy
 Series B
 03-15-13                               6.88%        $2,868,000            $2,900,265
                                                                      ---------------
Total                                                                      37,618,803
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (1.7%)
CIT Group
 Sr Secured
 05-01-17                               7.00         19,830,000            17,202,525
Ford Motor Credit LLC
 Sr Unsecured
 10-25-11                               7.25         12,163,000            12,283,316
 08-01-12                               7.50          5,100,000(j)          5,151,000
                                                                      ---------------
Total                                                                      34,636,841
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.2%)
Concho Resources
 10-01-17                               8.63          5,694,000             5,978,700
Expro Finance Luxembourg
 Sr Secured
 12-15-16                               8.50         15,332,000(c,d,j)     15,010,435
Key Energy Services
 12-01-14                               8.38          3,499,000(j)          3,507,748
                                                                      ---------------
Total                                                                      24,496,883
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.9%)
Cardtronics
 08-15-13                               9.25          6,776,000             6,970,810
Cardtronics
 Series B
 08-15-13                               9.25         11,390,000            11,717,463
                                                                      ---------------
Total                                                                      18,688,273
-------------------------------------------------------------------------------------

OTHER INDUSTRY (0.8%)
Altra Holdings
 Sr Secured
 12-01-16                               8.13          4,090,000(d,j)        4,202,475
Chart Inds
 10-15-15                               9.13          8,195,000             8,174,513
The GEO Group
 10-15-17                               7.75          3,980,000(d)          4,074,525
                                                                      ---------------
Total                                                                      16,451,513
-------------------------------------------------------------------------------------

PACKAGING (3.0%)
Ball
 09-01-16                               7.13          1,035,000(j)          1,060,875
 09-01-19                               7.38          2,890,000(j)          2,969,475
Crown Americas LLC/Capital
 11-15-13                               7.63            685,000(j)            707,263
Crown Americas LLC/Capital II
 Sr Unsecured
 05-15-17                               7.63          9,410,000(d,j)        9,762,875
Greif
 Sr Unsecured
 02-01-17                               6.75         11,135,000            10,912,300
 08-01-19                               7.75            905,000               923,100
Owens-Brockway Glass Container
 05-15-13                               8.25            980,000             1,006,950
 05-15-16                               7.38          7,620,000(j)          7,867,650
Reynolds Group Issuer LLC
 Sr Secured
 10-15-16                               7.75         15,435,000(d,j)       15,820,874
Sealed Air
 Sr Nts
 06-15-17                               7.88          5,597,000(d)          5,961,712
Silgan Holdings
 Sr Sub Nts
 11-15-13                               6.75          3,302,000             3,335,020
                                                                      ---------------
Total                                                                      60,328,094
-------------------------------------------------------------------------------------

PAPER (3.2%)
Boise Cascade LLC
 10-15-14                               7.13          2,031,000             1,830,439
Cascades
 Sr Nts
 12-15-17                               7.75         11,555,000(c,d)       11,742,769
Georgia-Pacific LLC
 01-15-15                               7.00          4,000,000(d)          4,050,000
 06-15-15                               7.70         11,883,000(j)         12,477,150
 05-01-16                               8.25          3,807,000(d)          4,035,420
 01-15-17                               7.13          3,632,000(d)          3,677,400
Graphic Packaging Intl
 06-15-17                               9.50          6,090,000(j)          6,455,400
NewPage
 Secured
 05-01-12                              10.00          3,640,000             2,602,600
NewPage
 Sr Secured
 12-31-14                              11.38         13,863,000(d)         14,001,630
Potlatch
 Sr Nts
 11-01-19                               7.50          3,854,000(d,j)        3,931,080
                                                                      ---------------
Total                                                                      64,803,888
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Valeant Pharmaceuticals Intl
 06-15-16                               8.38          3,755,000(d)          3,867,650
-------------------------------------------------------------------------------------

RAILROADS (0.4%)
Kansas City Southern Mexico
 Sr Unsecured
 05-01-12                               9.38          4,000,000(c)          4,150,000
Kansas City Southern Railway
 06-01-15                               8.00          4,100,000(j)          4,253,750
                                                                      ---------------
Total                                                                       8,403,750
-------------------------------------------------------------------------------------

RETAILERS (1.9%)
HSN
 08-01-16                              11.25          3,310,000             3,715,475
Neiman Marcus Group
 Pay-in-kind
 10-15-15                               9.00          6,974,255(e,j)        6,817,334
QVC
 Sr Secured
 10-01-19                               7.50          7,925,000(d)          8,073,594
Rite Aid
 Sr Secured
 06-12-16                               9.75          3,335,000             3,618,475
 10-15-19                              10.25          2,760,000(d,j)        2,870,400
Toys R Us Property I LLC
 07-15-17                              10.75          6,043,000(d,j)        6,617,085
Toys R Us Property II LLC
 Sr Secured
 12-01-17                               8.50          6,696,000(d,j)        6,846,660
                                                                      ---------------
Total                                                                      38,559,023
-------------------------------------------------------------------------------------

TECHNOLOGY (2.1%)
Communications & Power Inds
 02-01-12                               8.00         14,495,000            14,440,643
CPI Intl
 Sr Unsecured
 02-01-15                               6.68          1,912,000(f)          1,663,440
Dupont Fabros Technology LP
 12-15-17                               8.50          5,030,000(d,j)        5,099,163
First Data
 09-24-15                               9.88            883,000               814,568
JDA Software Group
 Sr Unsecured
 12-15-14                               8.00          2,005,000(d)          2,060,138
Lender Processing Services
 07-01-16                               8.13          5,558,000             5,912,322
Seagate Technology Intl
 Secured
 05-01-14                              10.00          3,045,000(c,d,j)      3,372,338
SS&C Technologies
 12-01-13                              11.75          7,195,000             7,626,699
SunGard Data Systems
 08-15-15                              10.25          1,435,000(j)          1,528,275
                                                                      ---------------
Total                                                                      42,517,586
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (1.2%)
Erac USA Finance
 10-15-17                               6.38         11,640,000(d)         12,146,792
Hertz
 01-01-14                               8.88          8,570,000             8,762,825
 01-01-16                              10.50          2,325,000(j)          2,481,938
                                                                      ---------------
Total                                                                      23,391,555
-------------------------------------------------------------------------------------

WIRELESS (5.4%)
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                               7.75         14,735,000(d)         15,692,775
Cricket Communications
 07-15-15                              10.00            888,000(j)            900,210
Cricket Communications
 Sr Secured
 05-15-16                               7.75         18,715,000(j)         18,668,213


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  217

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELESS (CONT.)
Crown Castle Intl
 Sr Nts
 11-01-19                               7.13%        $8,000,000            $7,940,000
Nextel Communications
 Series D
 08-01-15                               7.38         36,393,000(j)         35,392,192
Nextel Communications
 Series F
 03-15-14                               5.95            834,000(j)            778,748
SBA Telecommunications
 08-15-16                               8.00          4,100,000(d)          4,284,500
 08-15-19                               8.25          7,497,000(d,j)        7,946,820
Sprint Capital
 01-30-11                               7.63            831,000(j)            850,736
Sprint Nextel
 Sr Unsecured
 08-15-17                               8.38         11,505,000            11,735,100
Wind Acquisition Finance
 07-15-17                              11.75          4,150,000(c,d)        4,533,875
                                                                      ---------------
Total                                                                     108,723,169
-------------------------------------------------------------------------------------

WIRELINES (5.9%)
Cincinnati Bell
 02-15-15                               7.00          6,265,000(j)          6,186,688
 10-15-17                               8.25          6,500,000(j)          6,597,500
Frontier Communications
 Sr Unsecured
 05-01-14                               8.25          1,130,000(j)          1,178,025
 10-01-18                               8.13          2,355,000(j)          2,384,438
 03-15-19                               7.13         12,450,000(j)         11,765,249
Level 3 Financing
 11-01-14                               9.25         10,025,000(j)          9,473,625
 02-15-15                               4.60          6,395,000(f)          4,828,225
 02-15-17                               8.75          7,065,000             6,446,813
Qwest Capital Funding
 08-15-10                               7.90            400,000               408,000
Qwest Communications Intl
 10-01-15                               8.00          5,145,000(d,j)        5,286,488
Qwest
 Sr Unsecured
 03-15-12                               8.88          3,810,000(j)          4,095,750
 10-01-14                               7.50         10,585,000            10,995,169
 06-15-15                               7.63          4,915,000             5,087,025
 05-01-16                               8.38          5,345,000(j)          5,732,513
Time Warner Telecom Holdings
 02-15-14                               9.25          3,345,000             3,449,531
Valor Telecommunications Enterprises Finance
 02-15-15                               7.75         10,675,000            10,995,249
Windstream
 08-01-16                               8.63         13,250,000            13,481,874
 11-01-17                               7.88          9,464,000(d,j)        9,369,360
                                                                      ---------------
Total                                                                     117,761,522
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,729,437,377)                                                 $1,852,860,506
-------------------------------------------------------------------------------------



SENIOR LOANS (4.2%)(g)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.3%)
Alion Science and Technology
 Term Loan
 02-06-13                               9.50%        $6,033,682            $5,581,156
-------------------------------------------------------------------------------------

CHEMICALS (0.7%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 05-05-13                               2.56         13,073,252            11,426,022
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 05-05-13                               2.56          2,889,220             2,525,178
                                                                      ---------------
Total                                                                      13,951,200
-------------------------------------------------------------------------------------

ELECTRIC (0.8%)
Energy Future Holdings
 Tranche B3 Term Loan
 TBD                                     TBD          3,590,816(h,i)        2,895,096
 10-10-14                          3.73-3.75         15,680,000            12,642,000
                                                                      ---------------
Total                                                                      15,537,096
-------------------------------------------------------------------------------------

ENTERTAINMENT (--%)
AMC Entertainment Holdings
 Pay-in-kind Term Loan
 06-13-12                               5.25            938,762(e)            854,273
-------------------------------------------------------------------------------------

GAMING (0.1%)
Great Lakes Gaming of Michigan LLC
 Development Term Loan
 08-15-12                               9.00            818,513(k)            762,772
Great Lakes Gaming of Michigan LLC
 Non-Gaming Land Acquisition
 Letter of Credit
 08-15-12                               9.00            302,778(k)            282,159
Great Lakes Gaming of Michigan LLC
 Transition Term Loan
 08-15-12                               9.00            212,005(k)            197,567
                                                                      ---------------
Total                                                                       1,242,498
-------------------------------------------------------------------------------------

MEDIA CABLE (1.1%)
Cequel Communications LLC
 Tranche A 2nd Lien Term Loan
 05-05-14                               4.76          7,706,282             7,440,878
Charter Communications Operating LLC
 Term Loan
 TBD                                     TBD          4,987,323(h,i)        4,668,683
 03-06-14                               2.26         12,169,035            11,391,556
                                                                      ---------------
Total                                                                      23,501,117
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.9%)
Dresser
 2nd Lien Term Loan
 05-04-15                          5.99-6.02         18,595,000            17,188,847
-------------------------------------------------------------------------------------

WIRELINES (0.3%)
FairPoint Communications
 Tranche B Term Loan
 03-31-15                               0.00          8,702,410(b)          6,769,256
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $76,022,644)                                                       $84,625,443
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              27,347,990(l)        $27,347,990
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $27,347,990)                                                       $27,347,990
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (13.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND (2.7%)
JPMorgan Prime Money Market Fund                     55,034,944           $55,034,944
-------------------------------------------------------------------------------------





                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (1.9%)
Antalis US Funding
 01-20-10                            0.23%           $4,997,987            $4,997,987
Cancara Asset Securitisation LLC
 01-20-10                            0.28             7,994,338             7,994,338
 02-12-10                            0.27             4,996,700             4,996,700
Ebbets Funding LLC
 01-05-10                            0.48             4,999,067             4,999,067
 01-07-10                            0.56             4,997,278             4,997,278
Grampian Funding LLC
 01-04-10                            0.25             9,997,638             9,997,638
                                                                      ---------------
Total                                                                      37,983,008
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (8.4%)
Banco Espirito Santo e Commerciale
 01-05-10                            0.38             2,000,000             2,000,000
Banco Popular Caisse d'Epargne
 02-22-10                            0.27             4,996,477             4,996,477

Banco Popular Espanol
 01-06-10                            0.32             9,995,802             9,995,802
Bank of Tokyo Securities
 03-23-10                            0.29            10,000,000            10,000,000
Banque Federative du Credit Mutuel
 02-18-10                            0.33             3,996,630             3,996,630
 03-02-10                            0.28             4,996,425             4,996,425
Barclays Bank
 02-16-10                            0.36             2,000,000             2,000,000
Bayrische Hypo-Und Vereinsbank
 02-01-10                            0.43             5,000,000             5,000,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
218  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Caixa Geral de Deposit
 03-04-10                            0.30%           $6,000,000            $6,000,000
Clydesdale Bank
 02-08-10                            0.30             5,000,000             5,000,000
Commerzbank
 01-04-10                            0.18             7,000,000             7,000,000
Credit Industrial et Commercial
 02-03-10                            0.33             5,000,000             5,000,000
Den Danske Bank
 01-04-10                            0.25            10,000,000            10,000,000
Dexia Bank
 01-29-10                            0.40             4,998,278             4,998,278
Erste Bank der Oesterreichischen Sparkassen
 01-05-10                            0.23             7,000,000             7,000,000
Hong Kong Shanghai Bank
 01-04-10                            0.29            10,000,000            10,000,000
Mizuho Corporate Bank
 02-19-10                            0.29            15,000,000            15,000,000
Natixis
 01-19-10                            0.30             2,998,501             2,998,501
Nederlandse Waterschapsbank
 03-01-10                            0.30             9,992,506             9,992,506
Nykredit Bank
 01-05-10                            0.45             5,000,000             5,000,000
Raiffeisen Zentralbank Oesterreich
 01-06-10                            0.28            10,000,000            10,000,000
Skandinaviska Enskilda Banken
 01-05-10                            0.40             2,000,000             2,000,000
State of Hessen
 01-04-10                            0.20            12,000,000            12,000,000
Sumitomo Mitsui Banking
 02-22-10                            0.31            13,500,000            13,500,000
                                                                      ---------------
Total                                                                     168,474,619
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.4%)
BTM Capital
 01-22-10                            0.40             2,996,900             2,996,900
KBC Financial Products
 01-11-10                            0.43             4,997,910             4,997,910
                                                                      ---------------
Total                                                                       7,994,810
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (0.5%)(m)
Barclays Capital
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $5,000,118                          0.21             5,000,000             5,000,000
RBS Securities
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $5,000,201                          0.36             5,000,000             5,000,000
                                                                      ---------------
Total                                                                      10,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $279,487,381)                                                      279,487,381
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,112,295,392)(n)                                              $2,244,321,320
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2009, the value of foreign securities represented 5.49% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2009, the value of these securities amounted to $665,890,973 or 33.23% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2009.

(g) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) At Dec. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $7,320,350. See Note 2 to the financial statements.

(i) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(j) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  219

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(k)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2009 was $1,242,498 representing 0.06% of net assets. Information concerning such security holdings at Dec. 31, 2009 is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                COST
     -------------------------------------------------------------------------
     Great Lakes Gaming of Michigan LLC
       Development Term Loan
       9.00% 2012                         03-02-07 thru 09-15-07      $810,373
     Great Lakes Gaming of Michigan LLC
       Non-Gaming Land Acquisition
       Letter of Credit
       9.00% 2012                         03-02-07 thru 09-15-07       299,767
     Great Lakes Gaming of Michigan LLC
       Transition Term Loan
       9.00% 2012                         03-02-07 thru 09-15-07       209,896


(l) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(m) The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.


     BARCLAYS CAPITAL (0.21%)

     SECURITY DESCRIPTION                                                          VALUE(a)
     ----------------------------------------------------------------------------------------
     BCRR Trust                                                                     $834,466
     Bear Stearns Adjustable Rate Mortgage Trust                                     270,376
     Citigroup Commercial Mortgage Trust                                             396,818
     Granite Master Issuer PLC                                                       943,469
     Greenwich Capital Commercial Funding Corp                                       342,359
     JP Morgan Chase Commercial Mortgage Securities Corp                           1,241,175
     Morgan Stanley Capital I                                                        463,969
     Morgan Stanley Dean Witter Capital I                                            391,926
     WaMu Mortgage Pass Through Certificates                                         365,442
     ----------------------------------------------------------------------------------------
     Total market value for collateralized securities                             $5,250,000
     ----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
220  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

     RBS SECURITIES (0.36%)

     SECURITY DESCRIPTION                                                          VALUE(a)
     ----------------------------------------------------------------------------------------
     280 Funding Corp                                                             $1,749,959
     Banc of America Commercial Mortgage Inc                                          22,423
     Banc of America Mortgage Securities Inc                                          22,649
     Bear Stearns Adjustable Rate Mortgage Trust                                     196,068
     Bella Vista Mortgage Trust                                                        3,570
     Citigroup Commercial Mortgage Trust                                             303,211
     Commercial Mortgage Pass Through Certificates                                     9,657
     Countrywide Home Loan Mortgage Pass Through Trust                                16,805
     Credit Suisse First Boston Mortgage Securities Corp                              30,709
     Credit Suisse Mortgage Capital Certificates                                     340,425
     First Horizon Alternative Mortgage Securities                                     2,977
     Greenwich Capital Commercial Funding Corp                                     1,057,707
     GS Mortgage Securities Corp II                                                  449,158
     Hampden CBO Ltd                                                                 176,938
     Harborview Mortgage Loan Trust                                                    4,076
     JP Morgan Chase Commercial Mortgage Securities Corp                              17,810
     JP Morgan Mortgage Trust                                                          4,418
     LB-UBS Commercial Mortgage Trust                                                  9,966
     Mellon Residential Funding Corp                                                   7,350
     MLCC Mortgage Investors Inc                                                         308
     Morgan Stanley Capital I                                                          4,867
     MortgageIT Trust                                                                  5,211
     Sequoia Mortgage Trust                                                            6,758
     Structured Adjustable Rate Mortgage Loan Trust                                   15,875
     Structured Asset Securities Corp                                                253,940
     Thornburg Mortgage Securities Trust                                               1,993
     Wachovia Bank Commercial Mortgage Trust                                         302,709
     WaMu Mortgage Pass Through Certificates                                         232,469
     ----------------------------------------------------------------------------------------
     Total market value for collateralized securities                             $5,250,006
     ----------------------------------------------------------------------------------------



(n) At Dec. 31, 2009, the cost of securities for federal income tax purposes was $2,114,204,711 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $133,923,372
     Unrealized depreciation                                                      (3,806,763)
     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $130,116,609
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  221

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
222  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                     FAIR VALUE AT DEC. 31, 2009
                                                   --------------------------------------------------------------
                                                        LEVEL 1          LEVEL 2
                                                     QUOTED PRICES        OTHER         LEVEL 3
                                                       IN ACTIVE       SIGNIFICANT    SIGNIFICANT
                                                      MARKETS FOR      OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS      INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities                                   $--    $1,852,860,506          $--   $1,852,860,506
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                                    --     1,852,860,506           --    1,852,860,506
-----------------------------------------------------------------------------------------------------------------
Other
  Senior Loans                                                 --        83,382,945    1,242,498       84,625,443
  Affiliated Money Market Fund(a)                      27,347,990                --           --       27,347,990
  Investments of Cash Collateral Received for
    Securities on Loan(b)                              55,034,944       224,452,437           --      279,487,381
-----------------------------------------------------------------------------------------------------------------
Total Other                                            82,382,934       307,835,382    1,242,498      391,460,814
-----------------------------------------------------------------------------------------------------------------
Total                                                 $82,382,934    $2,160,695,888   $1,242,498   $2,244,321,320
-----------------------------------------------------------------------------------------------------------------



(a) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.
(b) Level 1 investments are comprised of the Unaffiliated Money Market Fund; Level 2 investments are comprised of all other short-term investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                                   SENIOR
                                                                                    LOANS
-------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                                                      $2,112,514
  Accrued discounts/premiums                                                          6,148
  Realized gain (loss)                                                                4,869
  Change in unrealized appreciation (depreciation)*                                 (66,682)
  Net purchases (sales)                                                            (423,329)
  Transfers in and/or out of Level 3                                               (391,022)
-------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2009                                                      $1,242,498
-------------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2009 was $1,976,244.

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  223

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Mid Cap Growth Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.7%)
ISSUER                                                 SHARES                  VALUE(a)
AEROSPACE & DEFENSE (0.5%)
Precision Castparts                                      15,923              $1,757,103
---------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.1%)
CH Robinson Worldwide                                    28,828(d)            1,693,068
Expeditors Intl of Washington                            73,877               2,565,749
                                                                        ---------------
Total                                                                         4,258,817
---------------------------------------------------------------------------------------

BIOTECHNOLOGY (3.1%)
BioMarin Pharmaceutical                                 245,499(b,d)          4,617,837
Celera                                                  150,012(b,d)          1,036,583
Cephalon                                                 67,006(b,d)          4,181,844
Genzyme                                                  37,300(b)            1,828,073
                                                                        ---------------
Total                                                                        11,664,337
---------------------------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
E*TRADE Financial                                     1,660,876(b)            2,906,532
Janus Capital Group                                     101,237               1,361,638
Legg Mason                                               51,097(d)            1,541,086
T Rowe Price Group                                       29,913               1,592,867
                                                                        ---------------
Total                                                                         7,402,123
---------------------------------------------------------------------------------------

CHEMICALS (0.9%)
Airgas                                                   25,486               1,213,134
Ecolab                                                   29,368               1,309,225
Mosaic                                                   15,181                 906,761
                                                                        ---------------
Total                                                                         3,429,120
---------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.2%)
Marshall & Ilsley                                       591,756               3,225,071
Regions Financial                                       453,466(d)            2,398,835
Synovus Financial                                       357,624(d)              733,129
Zions Bancorporation                                    156,752(d)            2,011,128
                                                                        ---------------
Total                                                                         8,368,163
---------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (5.3%)
BigBand Networks                                        245,547(b)              844,682
Ciena                                                   848,747(b,d)          9,200,418
F5 Networks                                              16,892(b)              894,938
Infinera                                                327,906(b)            2,908,526
Juniper Networks                                        116,275(b,d)          3,101,054
ORBCOMM                                                 644,102(b,d)          1,739,075
Riverbed Technology                                      71,175(b,d)          1,634,890
                                                                        ---------------
Total                                                                        20,323,583
---------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.0%)
STEC                                                    207,349(b,d)          3,388,083
Synaptics                                               133,670(b,d)          4,096,985
                                                                        ---------------
Total                                                                         7,485,068
---------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (3.2%)
EMCOR Group                                             100,045(b,d)          2,691,211
Fluor                                                    64,440               2,902,378
Foster Wheeler                                           45,543(b)            1,340,786
Quanta Services                                         173,086(b)            3,607,111
Shaw Group                                               56,721(b,d)          1,630,729
                                                                        ---------------
Total                                                                        12,172,215
---------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.9%)
Martin Marietta Materials                                19,407(d)            1,735,180
Vulcan Materials                                         31,223(d)            1,644,515
                                                                        ---------------
Total                                                                         3,379,695
---------------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
First Marblehead                                        702,192(b,d)          1,495,669
---------------------------------------------------------------------------------------

DISTRIBUTORS (0.4%)
LKQ                                                      71,868(b,d)          1,407,894
---------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group Cl A                                        12,780(b)              774,212
---------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.4%)
Intercontinental-Exchange                                30,697(b)            3,447,273
NASDAQ OMX Group                                         90,952(b)            1,802,669
                                                                        ---------------
Total                                                                         5,249,942
---------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Qwest Communications Intl                               189,572                 798,098
---------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.7%)
PPL                                                      78,760               2,544,736
---------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (4.1%)
Energy Conversion Devices                               199,426(b,d)          2,107,933
Evergreen Solar                                       1,214,104(b,d)          1,833,297
First Solar                                              30,511(b,d)          4,131,190
Hubbell Cl B                                             32,427               1,533,797
JA Solar Holdings ADR                                   197,892(b,c,d)        1,127,984
Real Goods Solar Cl A                                   343,578(b)            1,082,271
SunPower Cl A                                            69,049(b,d)          1,635,080
Suntech Power Holdings ADR                               44,435(b,c,d)          738,954
Yingli Green Energy Holding ADR                          78,547(b,c,d)        1,241,828
                                                                        ---------------
Total                                                                        15,432,334
---------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.1%)
Itron                                                    63,197(b,d)          4,270,221
---------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.6%)
Ensco Intl ADR                                           52,018(c,d)          2,077,599
Hercules Offshore                                       514,424(b,d)          2,458,947
Natl Oilwell Varco                                       42,056               1,854,249
Noble                                                    25,583(c)            1,041,228
Smith Intl                                              234,100(d)            6,360,497
                                                                        ---------------
Total                                                                        13,792,520
---------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
BJ's Wholesale Club                                      57,251(b,d)          1,872,680
---------------------------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
Dean Foods                                               79,440(b)            1,433,098
HJ Heinz                                                 60,462               2,585,355
                                                                        ---------------
Total                                                                         4,018,453
---------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.2%)
CR Bard                                                  26,375               2,054,613
Gen-Probe                                                51,641(b,d)          2,215,399
Haemonetics                                              28,461(b)            1,569,624
Hologic                                                 190,329(b,d)          2,759,771
Masimo                                                   47,535(b,d)          1,446,015
St. Jude Medical                                         42,622(b)            1,567,637
Thoratec                                                104,522(b,d)          2,813,731
Varian Medical Systems                                   35,853(b,d)          1,679,713
                                                                        ---------------
Total                                                                        16,106,503
---------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.9%)
AmerisourceBergen                                        57,708(d)            1,504,448
Emdeon Cl A                                             115,251(b)            1,757,578
Laboratory Corp of America Holdings                      13,544(b,d)          1,013,633
MEDNAX                                                   33,508(b,d)          2,014,166
Patterson Companies                                      77,634(b,d)          2,172,199
Select Medical Holdings                                 251,004(b,d)          2,665,662
                                                                        ---------------
Total                                                                        11,127,686
---------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.0%)
Burger King Holdings                                    168,109(d)            3,163,810
Cheesecake Factory                                       45,313(b,d)            978,308
Darden Restaurants                                       46,011(d)            1,613,606
Marriott Intl Cl A                                       36,209(d)              986,695
Panera Bread Cl A                                        17,194(b,d)          1,151,482
PF Chang's China Bistro                                  24,822(b)              941,002
Pinnacle Entertainment                                  115,222(b)            1,034,694
Starwood Hotels & Resorts Worldwide                      41,887               1,531,808
                                                                        ---------------
Total                                                                        11,401,405
---------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
224  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                  VALUE(a)

HOUSEHOLD DURABLES (0.5%)
KB Home                                                  68,021(d)             $930,527
Pulte Homes                                              83,674(d)              836,740
                                                                        ---------------
Total                                                                         1,767,267
---------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.5%)
Clorox                                                   32,735               1,996,835
---------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.5%)
Akamai Technologies                                      77,379(b,d)          1,960,010
Limelight Networks                                      493,905(b)            1,941,047
OpenTable                                                76,048(b,d)          1,936,182
                                                                        ---------------
Total                                                                         5,837,239
---------------------------------------------------------------------------------------

IT SERVICES (0.6%)
ManTech Intl Cl A                                        48,639(b)            2,348,291
---------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
LeapFrog Enterprises                                    398,496(b)            1,558,119
---------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.6%)
Illumina                                                 76,380(b,d)          2,341,047
---------------------------------------------------------------------------------------

MACHINERY (1.8%)
Badger Meter                                             26,627(d)            1,060,287
Bucyrus Intl                                             14,167(d)              798,594
Flowserve                                                11,847               1,119,897
Joy Global                                               17,543                 905,043
Kennametal                                               81,307(d)            2,107,478
Terex                                                    48,072(b,d)            952,306
                                                                        ---------------
Total                                                                         6,943,605
---------------------------------------------------------------------------------------

MARINE (3.7%)
Diana Shipping                                          140,781(b,c)          2,038,509
DryShips                                              1,622,884(b,c)          9,445,185
Genco Shipping & Trading                                118,279(b)            2,647,084
                                                                        ---------------
Total                                                                        14,130,778
---------------------------------------------------------------------------------------

MEDIA (1.6%)
Regal Entertainment Group Cl A                          212,777               3,072,500
Sirius XM Radio                                       5,226,432(b,d)          3,135,859
                                                                        ---------------
Total                                                                         6,208,359
---------------------------------------------------------------------------------------

METALS & MINING (4.0%)
AK Steel Holding                                         86,964               1,856,681
Alcoa                                                   110,884               1,787,450
Allegheny Technologies                                   84,167(d)            3,768,157
Cliffs Natural Resources                                 41,660(d)            1,920,109
Kinross Gold                                             63,169(c)            1,162,310
Steel Dynamics                                           54,420                 964,322
United States Steel                                      45,996(d)            2,535,300
Yamana Gold                                              99,344(c)            1,130,535
                                                                        ---------------
Total                                                                        15,124,864
---------------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Nordstrom                                                40,957(d)            1,539,164
Saks                                                    142,393(b)              934,098
                                                                        ---------------
Total                                                                         2,473,262
---------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.0%)
Arch Coal                                                90,489(d)            2,013,380
CONSOL Energy                                            41,519               2,067,646
Denbury Resources                                        71,011(b,d)          1,050,963
El Paso                                                 248,256               2,440,356
Frontier Oil                                            226,049(d)            2,721,629
Murphy Oil                                               22,168               1,201,506
Newfield Exploration                                     16,243(b)              783,400
Petrohawk Energy                                         86,930(b)            2,085,451
Range Resources                                          22,331(d)            1,113,200
Southwestern Energy                                      19,028(b)              917,150
Tesoro                                                  163,606(d)            2,216,861
Western Refining                                        502,301(b,d)          2,365,838
Williams Companies                                       93,826               1,977,852
                                                                        ---------------
Total                                                                        22,955,232
---------------------------------------------------------------------------------------

PHARMACEUTICALS (1.9%)
King Pharmaceuticals                                    131,259(b)            1,610,548
Mylan                                                    48,835(b,d)            900,029
Perrigo                                                  37,346(d)            1,487,865
Shire ADR                                                52,647(c)            3,090,379
                                                                        ---------------
Total                                                                         7,088,821
---------------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
JB Hunt Transport Services                               30,807                 994,142
Landstar System                                          41,326               1,602,209
                                                                        ---------------
Total                                                                         2,596,351
---------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (8.0%)
Altera                                                   91,602(d)            2,072,953
Broadcom Cl A                                            49,095(b)            1,544,038
FormFactor                                              303,723(b,d)          6,609,012
Maxim Integrated Products                                86,416(d)            1,754,245
Mellanox Technologies                                   212,313(b,c)          4,004,223
MEMC Electronic Materials                               147,718(b)            2,011,919
PMC-Sierra                                            1,242,723(b)           10,761,981
Xilinx                                                   58,215(d)            1,458,868
                                                                        ---------------
Total                                                                        30,217,239
---------------------------------------------------------------------------------------

SOFTWARE (10.4%)
Activision Blizzard                                     164,021(b)            1,822,273
Compuware                                             1,020,382(b)            7,377,362
Electronic Arts                                         363,344(b)            6,449,356
Intuit                                                   33,002(b,d)          1,013,491
Novell                                                  368,173(b)            1,527,918
Symantec                                                361,334(b)            6,464,265
TIBCO Software                                        1,456,668(b)           14,027,713
VMware Cl A                                              17,929(b)              759,831
                                                                        ---------------
Total                                                                        39,442,209
---------------------------------------------------------------------------------------

SPECIALTY RETAIL (5.6%)
Abercrombie & Fitch Cl A                                 52,091(d)            1,815,371
American Eagle Outfitters                               121,855               2,069,098
Dick's Sporting Goods                                   126,870(b,d)          3,155,257
GameStop Cl A                                           320,253(b,d)          7,026,351
Limited Brands                                          105,584               2,031,436
Office Depot                                            111,024(b)              716,105
PetSmart                                                 68,917(d)            1,839,395
Tiffany & Co                                             43,146(d)            1,855,278
Urban Outfitters                                         25,116(b,d)            878,809
                                                                        ---------------
Total                                                                        21,387,100
---------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.8%)
MGIC Investment                                         595,087(b,d)          3,439,603
Radian Group                                            481,462(d)            3,519,487
                                                                        ---------------
Total                                                                         6,959,090
---------------------------------------------------------------------------------------

TOBACCO (0.7%)
Lorillard                                                32,081               2,573,859
---------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Fastenal                                                 47,318(d)            1,970,322
---------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.3%)
American Tower Cl A                                      54,495(b)            2,354,729
NII Holdings                                             75,972(b)            2,551,140
                                                                        ---------------
Total                                                                         4,905,869
---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $348,199,783)                                                       $371,358,335
---------------------------------------------------------------------------------------


MONEY MARKET FUND (1.9%)
                                                       SHARES                  VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%               7,092,412(e)           $7,092,412
---------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $7,092,412)                                                           $7,092,412
---------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (27.9%)
                                                       SHARES                  VALUE(a)
CASH COLLATERAL REINVESTMENT FUND (5.4%)
JPMorgan Prime Money Market Fund                     20,437,348             $20,437,348
---------------------------------------------------------------------------------------





                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (6.6%)
Antalis US Funding
 01-05-10                            0.28%           $2,999,837            $2,999,837
Arabella Finance LLC
 01-19-10                            0.65             3,997,689             3,997,689
Belmont Funding LLC
 01-04-10                            0.48             3,999,093             3,999,093


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  225

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Growth Fund

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (CONT.)
Cancara Asset Securitisation LLC
 01-20-10                            0.28%           $3,997,169            $3,997,169
Ebbets Funding LLC
 01-05-10                            0.48             2,999,440             2,999,440
 01-07-10                            0.56               999,455               999,455
Grampian Funding LLC
 01-04-10                            0.25             2,999,292             2,999,292
Rhein-Main Securitisation
 03-08-10                            0.36             2,997,270             2,997,270
                                                                      ---------------
Total                                                                      24,989,245
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (13.3%)
Barclays Bank
 02-16-10                            0.36             1,000,000             1,000,000
Bayrische Hypo-Und Vereinsbank
 02-01-10                            0.43             2,000,000             2,000,000
Caixa Geral de Deposit
 03-04-10                            0.30             3,000,000             3,000,000
 03-15-10                            0.30             1,000,000             1,000,000
Commerzbank
 01-04-10                            0.18             4,000,000             4,000,000
Credit Industrial et Commercial
 03-04-10                            0.38             4,000,000             4,000,000
Den Danske Bank
 01-04-10                            0.25             4,000,000             4,000,000
Dexia Bank
 01-29-10                            0.40             3,998,623             3,998,623
Erste Bank der Oesterreichischen Sparkassen
 01-05-10                            0.23             4,000,000             4,000,000
Hong Kong Shanghai Bank
 01-04-10                            0.29             2,000,000             2,000,000
KBC Bank
 01-19-10                            0.33             4,000,000             4,000,000
Nykredit Bank
 01-05-10                            0.45             5,000,000             5,000,000
Raiffeisen Zentralbank Oesterreich
 01-06-10                            0.28             4,000,000             4,000,000
State of Hessen
 01-04-10                            0.20             4,000,000             4,000,000
Sumitomo Mitsui Banking
 02-22-10                            0.31             4,500,000             4,500,000
                                                                      ---------------
Total                                                                      50,498,623
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (2.6%)(f)
Barclays Capital
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $2,000,047                          0.21             2,000,000             2,000,000
Morgan Stanley
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $4,000,117                          0.26             4,000,000             4,000,000
RBS Securities
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $4,000,161                          0.36             4,000,000             4,000,000
                                                                      ---------------
Total                                                                      10,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $105,925,216)                                                     $105,925,216
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $461,217,411)                                                     $484,375,963
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  --   American Depository Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 7.13% of net assets.

(d) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.


--------------------------------------------------------------------------------
226  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(f) The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

BARCLAYS CAPITAL (0.21%)

SECURITY DESCRIPTION                                                              VALUE(A)
-------------------------------------------------------------------------------------------------
BCRR Trust                                                                       $  333,786
Bear Stearns Adjustable Rate Mortgage Trust                                         108,150
Citigroup Commercial Mortgage Trust                                                 158,727
Granite Master Issuer PLC                                                           377,388
Greenwich Capital Commercial Funding Corp                                           136,944
JP Morgan Chase Commercial Mortgage Securities Corp                                 496,470
Morgan Stanley Capital I                                                            185,588
Morgan Stanley Dean Witter Capital I                                                156,770
WaMu Mortgage Pass Through Certificates                                             146,177
-------------------------------------------------------------------------------------------------
Total market value for collateralized securities                                 $2,100,000
-------------------------------------------------------------------------------------------------



MORGAN STANLEY (0.26%)

SECURITY DESCRIPTION                                                              VALUE(A)
-------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust                                              $2,157,833
Citigroup/Deutsche Bank Commercial Mortgage Trust                                   112,278
Fannie Mae REMICS                                                                   196,327
Granite Master Issuer PLC                                                           183,759
Nomura Asset Acceptance Corp                                                          1,690
Paragon Mortgages PLC                                                                83,175
Wachovia Bank Commercial Mortgage Trust                                           1,459,805
-------------------------------------------------------------------------------------------------
Total market value for collateralized securities                                 $4,194,867
-------------------------------------------------------------------------------------------------



RBS SECURITIES (0.36%)

SECURITY DESCRIPTION                                                              VALUE(A)
-------------------------------------------------------------------------------------------------
280 Funding Corp                                                                 $1,399,967
Banc of America Commercial Mortgage Inc                                              17,938
Banc of America Mortgage Securities Inc                                              18,120
Bear Stearns Adjustable Rate Mortgage Trust                                         156,854
Bella Vista Mortgage Trust                                                            2,856
Citigroup Commercial Mortgage Trust                                                 242,568
Commercial Mortgage Pass Through Certificates                                         7,725
Countrywide Home Loan Mortgage Pass Through Trust                                    13,444
Credit Suisse First Boston Mortgage Securities Corp                                  24,567
Credit Suisse Mortgage Capital Certificates                                         272,340
First Horizon Alternative Mortgage Securities                                         2,382
Greenwich Capital Commercial Funding Corp                                           846,166
GS Mortgage Securities Corp II                                                      359,326
Hampden CBO Ltd                                                                     141,551
Harborview Mortgage Loan Trust                                                        3,260
JP Morgan Chase Commercial Mortgage Securities Corp                                  14,248
JP Morgan Mortgage Trust                                                              3,535
LB-UBS Commercial Mortgage Trust                                                      7,973
Mellon Residential Funding Corp                                                       5,880
MLCC Mortgage Investors Inc                                                             246
Morgan Stanley Capital I                                                              3,893
MortgageIT Trust                                                                      4,169
Sequoia Mortgage Trust                                                                5,407
Structured Adjustable Rate Mortgage Loan Trust                                       12,700
Structured Asset Securities Corp                                                    203,152
Thornburg Mortgage Securities Trust                                                   1,595
Wachovia Bank Commercial Mortgage Trust                                             242,168
WaMu Mortgage Pass Through Certificates                                             185,975
-------------------------------------------------------------------------------------------------
Total market value for collateralized securities                                 $4,200,005
-------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  227

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Growth Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                   FAIR VALUE AT DEC. 31, 2009
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)                                 $371,358,335              $--         $--        $371,358,335
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                             371,358,335               --          --         371,358,335
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                     7,092,412               --          --           7,092,412
  Investments of Cash Collateral Received for
    Securities on Loan(c)                            20,437,348       85,487,868          --         105,925,216
----------------------------------------------------------------------------------------------------------------
Total Other                                          27,529,760       85,487,868          --         113,017,628
----------------------------------------------------------------------------------------------------------------
Total                                              $398,888,095      $85,487,868         $--        $484,375,963
----------------------------------------------------------------------------------------------------------------



(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.
(c) Level 1 investments are comprised of the Unaffiliated Money Market Fund; Level 2 investments are comprised of all other short-term investments.



--------------------------------------------------------------------------------
228  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  229

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Mid Cap Value Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.1%)
Goodrich                                               41,246              $2,650,056
-------------------------------------------------------------------------------------

AIRLINES (1.7%)
AMR                                                    72,907(b)              563,571
Continental Airlines Cl B                              61,558(b,d)          1,103,119
Delta Air Lines                                       134,587(b,d)          1,531,601
UAL                                                    39,297(b,d)            507,324
US Airways Group                                       96,588(b,d)            467,486
                                                                      ---------------
Total                                                                       4,173,101
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.9%)
Goodyear Tire & Rubber                                153,101(b)            2,158,724
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                             34,881(b)              348,810
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
Artio Global Investors                                 24,073(b)              613,621
Invesco                                               105,428               2,476,503
                                                                      ---------------
Total                                                                       3,090,124
-------------------------------------------------------------------------------------

CHEMICALS (4.3%)
Agrium                                                 14,200(c)              873,300
Eastman Chemical                                       64,554               3,888,732
Lubrizol                                               42,266               3,083,305
PPG Inds                                               44,525               2,606,494
                                                                      ---------------
Total                                                                      10,451,831
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.0%)
Cullen/Frost Bankers                                   22,653               1,132,650
M&T Bank                                               21,063(d)            1,408,904
                                                                      ---------------
Total                                                                       2,541,554
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.0%)
Ritchie Bros Auctioneers                              111,826(c,d)          2,508,257
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.6%)
Brocade Communications Systems                        182,905(b,d)          1,395,565
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.5%)
Chicago Bridge & Iron                                  75,854(b,c)          1,533,768
Fluor                                                  25,908               1,166,896
Foster Wheeler                                         41,184(b)            1,212,457
Insituform Technologies Cl A                           13,568(b)              308,265
Jacobs Engineering Group                               27,832(b)            1,046,762
KBR                                                    42,178                 801,382
                                                                      ---------------
Total                                                                       6,069,530
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
CEMEX ADR                                             114,909(b,c)          1,358,224
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
SLM                                                    32,370(b)              364,810
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.4%)
Genuine Parts                                          27,821               1,056,085
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
PICO Holdings                                          25,199(b)              824,763
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
CenturyTel                                             87,182               3,156,861
Qwest Communications Intl                             616,388               2,594,993
Windstream                                            156,619               1,721,243
                                                                      ---------------
Total                                                                       7,473,097
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.5%)
Allegheny Energy                                       96,977               2,277,020
Pepco Holdings                                        165,057               2,781,210
Pinnacle West Capital                                  26,117                 955,360
                                                                      ---------------
Total                                                                       6,013,590
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (3.8%)
AO Smith                                               38,208(d)            1,657,845
Cooper Inds Cl A                                      140,059               5,972,115
Rockwell Automation                                    32,121(d)            1,509,045
                                                                      ---------------
Total                                                                       9,139,005
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.1%)
Agilent Technologies                                   78,776(b)            2,447,570
Celestica                                             273,483(b,c)          2,581,680
                                                                      ---------------
Total                                                                       5,029,250
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.8%)
Cameron Intl                                           63,066(b)            2,636,159
Noble                                                  36,419(c)            1,482,253
Smith Intl                                             45,335               1,231,752
Transocean                                             16,490(b,c)          1,365,372
                                                                      ---------------
Total                                                                       6,715,536
-------------------------------------------------------------------------------------

GAS UTILITIES (1.4%)
EQT                                                    30,722               1,349,310
Questar                                                49,187               2,044,704
                                                                      ---------------
Total                                                                       3,394,014
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Hospira                                                47,044(b)            2,399,244
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.1%)
McKesson                                               27,365               1,710,313
Universal Health Services Cl B                         31,060                 947,330
                                                                      ---------------
Total                                                                       2,657,643
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.4%)
Penn Natl Gaming                                       31,047(b)              843,857
Royal Caribbean Cruises                                30,570(b)              772,810
Starwood Hotels & Resorts Worldwide                    46,464(d)            1,699,189
                                                                      ---------------
Total                                                                       3,315,856
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.4%)
DR Horton                                              73,160                 795,249
KB Home                                                28,307                 387,240
Mohawk Inds                                            29,936(b)            1,424,954
Pulte Homes                                            89,661                 896,610
                                                                      ---------------
Total                                                                       3,504,053
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.7%)
McDermott Intl                                         69,369(b)            1,665,550
-------------------------------------------------------------------------------------

INSURANCE (11.4%)
Aon                                                    40,346               1,546,866
Arch Capital Group                                     11,569(b,c,d)          827,762
Assurant                                               67,582               1,992,317
Axis Capital Holdings                                  76,301(c)            2,167,711
Everest Re Group                                       49,179(c)            4,213,657
Lincoln Natl                                           84,749               2,108,555
PartnerRe                                              56,021(c)            4,182,528
Transatlantic Holdings                                 25,332               1,320,051
Willis Group Holdings                                  56,525(c)            1,491,130
XL Capital Cl A                                       422,854(c)            7,750,914
                                                                      ---------------
Total                                                                      27,601,491
-------------------------------------------------------------------------------------

IT SERVICES (0.3%)
Computer Sciences                                      13,994(b)              805,075
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.6%)
Hasbro                                                 47,791               1,532,179
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.6%)
Covance                                                34,396(b,d)          1,876,990
Life Technologies                                      37,222(b)            1,944,105
                                                                      ---------------
Total                                                                       3,821,095
-------------------------------------------------------------------------------------

MACHINERY (5.5%)
AGCO                                                   41,832(b,d)          1,352,847
Eaton                                                  61,555               3,916,128
Ingersoll-Rand                                         89,205(c)            3,188,187
Manitowoc                                             137,638(d)            1,372,251
Parker Hannifin                                        33,534               1,806,812
Stanley Works                                          32,501               1,674,127
                                                                      ---------------
Total                                                                      13,310,352
-------------------------------------------------------------------------------------

MEDIA (1.7%)
Natl CineMedia                                        117,779(d)            1,951,598
Regal Entertainment Group Cl A                        142,291               2,054,682
                                                                      ---------------
Total                                                                       4,006,280
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
230  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

METALS & MINING (3.3%)
Freeport-McMoRan Copper & Gold                         37,638(b)           $3,021,954
Nucor                                                  49,910               2,328,302
Steel Dynamics                                         74,923               1,327,636
United States Steel                                    26,043(d)            1,435,490
                                                                      ---------------
Total                                                                       8,113,382
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.6%)
Family Dollar Stores                                   39,001               1,085,398
JC Penney                                              12,638                 336,297
Macy's                                                139,200               2,332,992
                                                                      ---------------
Total                                                                       3,754,687
-------------------------------------------------------------------------------------

MULTI-UTILITIES (3.3%)
DTE Energy                                             45,973               2,003,963
Sempra Energy                                          56,646               3,171,043
Wisconsin Energy                                       57,805               2,880,423
                                                                      ---------------
Total                                                                       8,055,429
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.7%)
Alpha Natural Resources                                31,685(b)            1,374,495
El Paso                                               146,350               1,438,621
Enbridge                                               92,409(c)            4,271,143
Newfield Exploration                                   57,343(b)            2,765,653
Pioneer Natural Resources                              48,253               2,324,347
Southwestern Energy                                    52,054(b)            2,509,003
Sunoco                                                 34,441(d)              898,910
Ultra Petroleum                                        45,701(b)            2,278,652
Valero Energy                                          52,982                 887,449
                                                                      ---------------
Total                                                                      18,748,273
-------------------------------------------------------------------------------------

PHARMACEUTICALS (4.2%)
Forest Laboratories                                    70,398(b)            2,260,480
King Pharmaceuticals                                  141,082(b,d)          1,731,076
Mylan                                                 337,222(b,d)          6,215,001
                                                                      ---------------
Total                                                                      10,206,557
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (4.1%)
AvalonBay Communities                                  20,992(d)            1,723,653
Boston Properties                                      12,906                 865,605
Equity Residential                                     61,232               2,068,417
Pebblebrook Hotel Trust                                26,358(b)              580,140
ProLogis                                               80,111(d)            1,096,720
Rayonier                                               51,105               2,154,586
Ventas                                                 34,440               1,506,406
                                                                      ---------------
Total                                                                       9,995,527
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
St. Joe                                                41,890(b,d)          1,210,202
-------------------------------------------------------------------------------------

ROAD & RAIL (2.2%)
CSX                                                    54,731               2,653,906
Kansas City Southern                                   83,285(b)            2,772,558
                                                                      ---------------
Total                                                                       5,426,464
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
LSI                                                   506,032(b,d)          3,041,251
Maxim Integrated Products                             125,412               2,545,864
MEMC Electronic Materials                              19,188(b)              261,341
Microchip Technology                                   96,414(d)            2,801,791
                                                                      ---------------
Total                                                                       8,650,247
-------------------------------------------------------------------------------------

SOFTWARE (3.2%)
Adobe Systems                                          54,165(b)            1,992,189
Autodesk                                               92,213(b,d)          2,343,132
BMC Software                                           67,415(b)            2,703,341
Check Point Software Technologies                      18,162(b,c)            615,329
                                                                      ---------------
Total                                                                       7,653,991
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Abercrombie & Fitch Cl A                               29,386               1,024,102
Bed Bath & Beyond                                      23,551(b,d)            909,775
                                                                      ---------------
Total                                                                       1,933,877
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
VF                                                     31,755(d)            2,325,736
-------------------------------------------------------------------------------------

TOBACCO (3.3%)
Lorillard                                             100,496               8,062,794
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.8%)
WW Grainger                                            19,898(d)            1,926,723
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $206,711,551)                                                     $237,438,633
-------------------------------------------------------------------------------------





BONDS (0.5%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.3%)
Ford Motor
 Cv
 11-15-16                            4.25%            $629,000               $791,125
-------------------------------------------------------------------------------------

WIRELINES (0.2%)
Qwest Communications Intl
 Cv
 11-15-25                            3.50              440,000                457,164
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,119,093)                                                         $1,248,289
-------------------------------------------------------------------------------------





MONEY MARKET FUND (4.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%               9,669,557(e)         $9,669,557
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,669,557)                                                         $9,669,557
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (12.3%)
                                                       SHARES                VALUE(a)
JPMorgan Prime Money Market Fund                     29,772,481           $29,772,481
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $29,772,481)                                                       $29,772,481
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $247,272,682)                                                     $278,128,960
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


     ADR -- American Depository Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities represented 16.67% of net assets.

(d) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.



--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  231

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Value Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
232  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                   FAIR VALUE AT DEC. 31, 2009
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)                                 $237,438,633              $--         $--        $237,438,633
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                             237,438,633               --          --         237,438,633
----------------------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities                                  --        1,248,289          --           1,248,289
----------------------------------------------------------------------------------------------------------------
Total Bonds                                                  --        1,248,289          --           1,248,289
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                     9,669,557               --          --           9,669,557
  Investments of Cash Collateral Received for
    Securities on Loan                               29,772,481               --          --          29,772,481
----------------------------------------------------------------------------------------------------------------
Total Other                                          39,442,038               --          --          39,442,038
----------------------------------------------------------------------------------------------------------------
Total                                              $276,880,671       $1,248,289         $--        $278,128,960
----------------------------------------------------------------------------------------------------------------



(a) All industry classifications are identified in the Portfolio of Investments.

(b) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  233

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - S&P 500 Index Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.7%)
Boeing                                                   15,233              $824,562
General Dynamics                                          7,780               530,363
Goodrich                                                  3,476(d)            223,333
Honeywell Intl                                           15,579               610,697
ITT                                                       3,061               152,254
L-3 Communications Holdings                               3,006               261,372
Lockheed Martin                                           7,662               577,332
Northrop Grumman                                          7,777               434,345
Precision Castparts                                       3,545               391,191
Raytheon                                                  9,427               485,679
Rockwell Collins                                          3,849               213,081
United Technologies                                      19,909             1,381,883
                                                                      ---------------
Total                                                                       6,086,092
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide                                     4,088(d)            240,088
Expeditors Intl of Washington                             5,096               176,984
FedEx                                                     6,344               529,407
United Parcel Service Cl B                               21,149             1,213,318
                                                                      ---------------
Total                                                                       2,159,797
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                       12,063(d)            137,880
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                    8,774(b)            123,713
Johnson Controls                                         13,143               358,016
                                                                      ---------------
Total                                                                         481,729
-------------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                                               76,849(b,d)          768,490
Harley-Davidson                                           7,010(d)            176,652
                                                                      ---------------
Total                                                                         945,142
-------------------------------------------------------------------------------------

BEVERAGES (2.6%)
Brown-Forman Cl B                                         1,689                90,480
Coca-Cola                                                50,767             2,893,718
Coca-Cola Enterprises                                     9,195               194,934
Constellation Brands Cl A                                 7,486(b)            119,252
Dr Pepper Snapple Group                                   7,199               203,732
Molson Coors Brewing Cl B                                 2,359               106,532
Pepsi Bottling Group                                      4,466               167,475
PepsiCo                                                  33,642             2,045,434
                                                                      ---------------
Total                                                                       5,821,557
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.5%)
Amgen                                                    23,070(b)          1,305,070
Biogen Idec                                               5,415(b)            289,703
Celgene                                                   9,126(b)            508,136
Cephalon                                                  1,708(b)            106,596
Genzyme                                                   4,945(b)            242,354
Gilead Sciences                                          18,885(b)            817,343
                                                                      ---------------
Total                                                                       3,269,202
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                    11,175               154,327
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.8%)
Ameriprise Financial                                      6,695               259,900
Bank of New York Mellon                                  24,744               692,090
Charles Schwab                                           18,284               344,105
E*TRADE Financial                                        41,530(b)             72,678
Federated Investors Cl B                                  1,105(d)             30,388
Franklin Resources                                        3,801               400,435
Goldman Sachs Group                                      11,633             1,964,115
Invesco                                                  11,547               271,239
Janus Capital Group                                       7,629(d)            102,610
Legg Mason                                                2,831(d)             85,383
Morgan Stanley                                           31,838               942,404
Northern Trust                                            4,348               227,835
State Street                                              9,721(e)            423,252
T Rowe Price Group                                        4,746(d)            252,725
                                                                      ---------------
Total                                                                       6,069,159
-------------------------------------------------------------------------------------

CHEMICALS (1.8%)
Air Products & Chemicals                                  4,066               329,590
Airgas                                                    1,437                68,401
CF Inds Holdings                                            628                57,010
Dow Chemical                                             26,391(d)            729,183
Eastman Chemical                                          2,377               143,190
Ecolab                                                    4,151(d)            185,052
EI du Pont de Nemours & Co                               21,307               717,407
FMC                                                         923(d)             51,466
Intl Flavors & Fragrances                                   983                40,441
Monsanto                                                 11,388               930,969
PPG Inds                                                  4,006               234,511
Praxair                                                   6,154               494,228
Sigma-Aldrich                                             1,796(d)             90,752
                                                                      ---------------
Total                                                                       4,072,200
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.8%)
BB&T                                                     13,293(d)            337,243
Comerica                                                  1,854                54,823
Fifth Third Bancorp                                      22,753               221,842
First Horizon Natl                                        8,352(b,d)          111,919
Huntington Bancshares                                    28,496               104,010
KeyCorp                                                  12,566                69,741
M&T Bank                                                  1,189(d)             79,532
Marshall & Ilsley                                        18,976(d)            103,419
PNC Financial Services Group                             11,236               593,148
Regions Financial                                        35,606(d)            188,356
SunTrust Banks                                            8,815(d)            178,856
US Bancorp                                               40,512               911,926
Wells Fargo & Co                                        115,261             3,110,895
Zions Bancorporation                                      6,337(d)             81,304
                                                                      ---------------
Total                                                                       6,147,014
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Avery Dennison                                            3,772               137,640
Cintas                                                    1,610                41,941
Iron Mountain                                             2,220(b,d)           50,527
Pitney Bowes                                              6,645(d)            151,240
Republic Services                                         5,331               150,921
RR Donnelley & Sons                                       6,619               147,405
Stericycle                                                1,068(b,d)           58,922
Waste Management                                          9,168               309,970
                                                                      ---------------
Total                                                                       1,048,566
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.6%)
Cisco Systems                                           124,776(b)          2,987,137
Harris                                                    3,855               183,305
JDS Uniphase                                             10,858(b)             89,579
Juniper Networks                                          9,637(b)            257,019
Motorola                                                 56,808               440,830
QUALCOMM                                                 35,625             1,648,013
Tellabs                                                   8,033(b)             45,627
                                                                      ---------------
Total                                                                       5,651,510
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.9%)
Apple                                                    19,926(b,e)        4,201,596
Dell                                                     41,052(b)            589,507
EMC                                                      41,848(b)            731,085
Hewlett-Packard                                          51,589             2,657,349
IBM                                                      28,695             3,756,176
Lexmark Intl Cl A                                         3,589(b)             93,242
NetApp                                                    8,820(b)            303,320
QLogic                                                    2,540(b)             47,930
SanDisk                                                   6,596(b,d)          191,218
Sun Microsystems                                         21,692(b)            203,254
Teradata                                                  2,460(b)             77,318
Western Digital                                           6,002(b)            264,988
                                                                      ---------------
Total                                                                      13,116,983
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                     4,990               224,750
Jacobs Engineering Group                                  1,596(b)             60,026
Quanta Services                                           3,579(b)             74,586
                                                                      ---------------
Total                                                                         359,362
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
234  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                          1,844(d)            $97,123
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express                                         27,254             1,104,332
Capital One Financial                                    10,355               397,011
Discover Financial Services                              15,151               222,871
SLM                                                      14,481(b,d)          163,201
                                                                      ---------------
Total                                                                       1,887,415
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                                      1,716                88,718
Bemis                                                     1,765                52,332
Owens-Illinois                                            2,483(b)             81,616
Pactiv                                                    1,660(b)             40,072
Sealed Air                                                2,445                53,448
                                                                      ---------------
Total                                                                         316,186
-------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                             2,262(d)             85,866
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                         1,981(b)            120,009
DeVry                                                       765                43,398
H&R Block                                                 5,032               113,824
                                                                      ---------------
Total                                                                         277,231
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.3%)
Bank of America                                         223,071             3,359,449
Citigroup                                               452,933             1,499,208
CME Group                                                 1,316               442,110
IntercontinentalExchange                                  2,062(b,d)          231,563
JPMorgan Chase & Co                                      88,176             3,674,294
Leucadia Natl                                             2,317(b)             55,121
Moody's                                                   2,896(d)             77,613
NASDAQ OMX Group                                          1,738(b,d)           34,447
NYSE Euronext                                             3,826                96,798
                                                                      ---------------
Total                                                                       9,470,603
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
AT&T                                                    128,891             3,612,815
CenturyTel                                                7,905               286,237
Frontier Communications                                   5,257                41,057
Qwest Communications Intl                                44,209               186,120
Verizon Communications                                   63,775             2,112,866
Windstream                                               13,761(d)            151,233
                                                                      ---------------
Total                                                                       6,390,328
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.9%)
Allegheny Energy                                          2,659                62,433
American Electric Power                                   9,165               318,850
Duke Energy                                              26,017               447,753
Edison Intl                                               8,534               296,813
Entergy                                                   3,593               294,051
Exelon                                                   13,569               663,117
FirstEnergy                                               7,748               359,895
FPL Group                                                10,072               532,003
Northeast Utilities                                       2,180                56,222
Pepco Holdings                                            7,733               130,301
Pinnacle West Capital                                     1,240                45,359
PPL                                                       6,780               219,062
Progress Energy                                           6,311               258,814
Southern                                                 16,231               540,817
                                                                      ---------------
Total                                                                       4,225,490
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Emerson Electric                                         15,381(d)            655,230
First Solar                                                 725(b,d)           98,165
Rockwell Automation                                       3,373(d)            158,464
Roper Inds                                                1,155                60,487
                                                                      ---------------
Total                                                                         972,346
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Agilent Technologies                                      9,162(b)            284,663
Amphenol Cl A                                             2,635               121,684
Corning                                                  36,455               703,947
FLIR Systems                                              1,942(b,d)           63,542
Jabil Circuit                                             7,152               124,230
Molex                                                     1,656                35,687
                                                                      ---------------
Total                                                                       1,333,753
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.8%)
Baker Hughes                                              7,886(d)            319,225
BJ Services                                               8,907               165,670
Cameron Intl                                              6,449(b)            269,568
Diamond Offshore Drilling                                 1,028(d)            101,176
FMC Technologies                                          3,518(b)            203,481
Halliburton                                              19,699               592,743
Nabors Inds                                               8,205(b,c)          179,607
Natl Oilwell Varco                                        7,936               349,898
Rowan Companies                                           4,575(b)            103,578
Schlumberger                                             25,232             1,642,352
Smith Intl                                                3,635                98,763
                                                                      ---------------
Total                                                                       4,026,061
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.7%)
Costco Wholesale                                          8,725               516,258
CVS Caremark                                             29,934               964,174
Kroger                                                   16,469               338,109
Safeway                                                  11,187               238,171
SUPERVALU                                                 8,490               107,908
SYSCO                                                    11,238               313,990
Walgreen                                                 20,356               747,472
Wal-Mart Stores                                          46,936             2,508,729
Whole Foods Market                                        4,811(b,d)          132,062
                                                                      ---------------
Total                                                                       5,866,873
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.5%)
Archer-Daniels-Midland                                   13,135               411,257
Campbell Soup                                             2,746                92,815
ConAgra Foods                                             9,177               211,530
Dean Foods                                                6,526(b)            117,729
General Mills                                             6,508               460,831
Hershey                                                   2,484                88,902
HJ Heinz                                                  5,787               247,452
Hormel Foods                                              1,164                44,756
JM Smucker                                                1,824               112,632
Kellogg                                                   4,638               246,742
Kraft Foods Cl A                                         34,202               929,611
McCormick & Co                                            1,695(d)             61,240
Sara Lee                                                 19,221               234,112
Tyson Foods Cl A                                         10,634               130,479
                                                                      ---------------
Total                                                                       3,390,088
-------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
EQT                                                       3,903               171,420
Nicor                                                       556                23,408
Questar                                                   2,674               111,158
                                                                      ---------------
Total                                                                         305,986
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
Baxter Intl                                              12,478               732,209
Becton Dickinson & Co                                     4,591               362,046
Boston Scientific                                        39,016(b)            351,144
CareFusion                                                2,969(b)             74,255
CR Bard                                                   1,518               118,252
DENTSPLY Intl                                             2,260(d)             79,484
Hospira                                                   3,827(b)            195,177
Intuitive Surgical                                          995(b)            301,803
Medtronic                                                23,228             1,021,568
St. Jude Medical                                          8,683(b)            319,361
Stryker                                                   5,289(d)            266,407
Varian Medical Systems                                    1,809(b)             84,752
Zimmer Holdings                                           5,112(b)            302,170
                                                                      ---------------
Total                                                                       4,208,628
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.2%)
Aetna                                                    10,887               345,118
AmerisourceBergen                                         4,509               117,550
Cardinal Health                                           9,473               305,410
CIGNA                                                     7,256               255,919
Coventry Health Care                                      5,137(b)            124,778
DaVita                                                    1,488(b)             87,405
Express Scripts                                           5,515(b)            476,772
Humana                                                    2,633(b)            115,562
Laboratory Corp of America Holdings                       1,697(b,d)          127,003
McKesson                                                  6,665               416,563
Medco Health Solutions                                    9,731(b)            621,908
Patterson Companies                                       1,169(b)             32,709
Quest Diagnostics                                         2,633               158,981
Tenet Healthcare                                         17,375(b)             93,651
UnitedHealth Group                                       27,284               831,615
WellPoint                                                10,924(b)            636,760
                                                                      ---------------
Total                                                                       4,747,704
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                                4,715                99,298
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.4%)
Carnival Unit                                             8,212(b)            260,238
Darden Restaurants                                        1,793                62,881


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  235

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Intl Game Technology                                      9,002              $168,968
Marriott Intl Cl A                                        3,849(d)            104,885
McDonald's                                               23,179             1,447,296
Starbucks                                                18,329(b)            422,667
Starwood Hotels & Resorts Worldwide                       4,385(d)            160,359
Wyndham Worldwide                                         6,259               126,244
Wynn Resorts                                              1,052(b)             61,258
Yum! Brands                                               8,845               309,310
                                                                      ---------------
Total                                                                       3,124,106
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Black & Decker                                            2,028               131,475
DR Horton                                                10,425(d)            113,320
Fortune Brands                                            2,085                90,072
Harman Intl Inds                                          2,874               101,395
Leggett & Platt                                           4,131                84,272
Lennar Cl A                                               7,110                90,795
Newell Rubbermaid                                         3,562                53,466
Pulte Homes                                              11,577(d)            115,770
Whirlpool                                                 2,233(d)            180,113
                                                                      ---------------
Total                                                                         960,678
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.5%)
Clorox                                                    2,304               140,544
Colgate-Palmolive                                        10,406               854,853
Kimberly-Clark                                            8,432               537,203
Procter & Gamble                                         64,124             3,887,838
                                                                      ---------------
Total                                                                       5,420,438
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                      18,030(b)            239,979
Constellation Energy Group                                5,758               202,509
                                                                      ---------------
Total                                                                         442,488
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.3%)
3M                                                       15,006             1,240,546
General Electric                                        239,018             3,616,342
Textron                                                   8,380(d)            157,628
                                                                      ---------------
Total                                                                       5,014,516
-------------------------------------------------------------------------------------

INSURANCE (2.5%)
AFLAC                                                     9,191               425,084
Allstate                                                 13,358               401,274
American Intl Group                                       4,659(b,d)          139,677
Aon                                                       4,775               183,074
Assurant                                                  4,197               123,728
Chubb                                                     8,535               419,751
Cincinnati Financial                                      1,986                52,113
Genworth Financial Cl A                                  14,970(b)            169,910
Hartford Financial Services Group                        10,518               244,649
Lincoln Natl                                              8,534               212,326
Loews                                                     6,585               239,365
Marsh & McLennan Companies                                9,332               206,051
MetLife                                                  17,440               616,503
Principal Financial Group                                 8,222(d)            197,657
Progressive                                              17,371(b,d)          312,504
Prudential Financial                                      9,561               475,754
Torchmark                                                 2,889               126,972
Travelers Companies                                      12,955               645,935
Unum Group                                                4,813                93,950
XL Capital Cl A                                          10,196(c)            186,893
                                                                      ---------------
Total                                                                       5,473,170
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.6%)
Amazon.com                                                6,833(b)            919,175
Expedia                                                   6,410(b,d)          164,801
priceline.com                                             1,157(b)            252,805
                                                                      ---------------
Total                                                                       1,336,781
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.0%)
Akamai Technologies                                       2,169(b,d)           54,941
AOL                                                           1(b)                 15
eBay                                                     25,803(b)            607,403
Google Cl A                                               5,227(b)          3,240,634
VeriSign                                                  2,521(b,d)           61,109
Yahoo!                                                   22,602(b)            379,262
                                                                      ---------------
Total                                                                       4,343,364
-------------------------------------------------------------------------------------

IT SERVICES (1.6%)
Affiliated Computer Services Cl A                         2,361(b)            140,928
Automatic Data Processing                                 9,982               427,429
Cognizant Technology Solutions Cl A                       7,481(b)            338,889
Computer Sciences                                         4,154(b)            238,980
Fidelity Natl Information Services                        5,152               120,763
Fiserv                                                    2,382(b)            115,479
MasterCard Cl A                                           1,928               493,529
Paychex                                                   5,516               169,010
SAIC                                                      5,983(b)            113,318
Total System Services                                     2,540                43,866
Visa Cl A                                                10,221               893,930
Western Union                                            17,594               331,647
                                                                      ---------------
Total                                                                       3,427,768
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                            17,172(b)             72,466
Hasbro                                                    1,565                50,174
Mattel                                                    5,512               110,130
                                                                      ---------------
Total                                                                         232,770
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.4%)
Life Technologies                                         4,847(b)            253,159
Millipore                                                   695(b)             50,283
PerkinElmer                                               3,777                77,768
Thermo Fisher Scientific                                  7,983(b)            380,710
Waters                                                    1,448(b)             89,718
                                                                      ---------------
Total                                                                         851,638
-------------------------------------------------------------------------------------

MACHINERY (1.6%)
Caterpillar                                              14,381               819,574
Cummins                                                   5,427               248,882
Danaher                                                   5,084               382,317
Deere & Co                                               10,246               554,206
Dover                                                     2,913               121,210
Eaton                                                     4,416               280,946
Flowserve                                                 1,726               163,159
Illinois Tool Works                                       7,484               359,157
PACCAR                                                    9,319(d)            338,000
Pall                                                      1,507                54,553
Parker Hannifin                                           4,066               219,076
Snap-On                                                     717                30,300
Stanley Works                                             1,029(d)             53,004
                                                                      ---------------
Total                                                                       3,624,384
-------------------------------------------------------------------------------------

MEDIA (2.9%)
CBS Cl B                                                 18,441               259,096
Comcast Cl A                                             60,603             1,021,766
DIRECTV Group Cl A                                       19,692(b,d)          656,728
Gannett                                                   8,006(d)            118,889
Interpublic Group of Companies                           11,111(b,d)           81,999
McGraw-Hill Companies                                     5,622               188,393
Meredith                                                    532                16,412
New York Times Cl A                                       6,544(b)             80,884
News Corp Cl A                                           53,272               729,294
Omnicom Group                                             5,564(d)            217,831
Scripps Networks Interactive Cl A                         3,109               129,024
Time Warner                                              27,487(d)            800,971
Time Warner Cable                                         6,898               285,508
Viacom Cl B                                              14,968(b)            444,999
Walt Disney                                              39,578             1,276,390
Washington Post Cl B                                        101                44,400
                                                                      ---------------
Total                                                                       6,352,584
-------------------------------------------------------------------------------------

METALS & MINING (1.2%)
AK Steel Holding                                          4,329(d)             92,424
Alcoa                                                    24,334               392,264
Allegheny Technologies                                    3,219(d)            144,115
Cliffs Natural Resources                                  2,615               120,525
Freeport-McMoRan Copper & Gold                            9,819(b)            788,368
Newmont Mining                                            9,543               451,479
Nucor                                                     7,925               369,701
Titanium Metals                                           1,023(b)             12,808
United States Steel                                       4,017(d)            221,417
                                                                      ---------------
Total                                                                       2,593,101
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
236  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MULTILINE RETAIL (0.9%)
Big Lots                                                  1,449(b)            $41,992
Family Dollar Stores                                      1,714                47,701
JC Penney                                                 6,948               184,886
Kohl's                                                    6,960(b)            375,353
Macy's                                                   11,882               199,142
Nordstrom                                                 4,913               184,631
Sears Holdings                                            1,666(b,d)          139,028
Target                                                   15,550               752,153
                                                                      ---------------
Total                                                                       1,924,886
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.3%)
Ameren                                                    6,908               193,079
CenterPoint Energy                                        6,142                89,120
CMS Energy                                                5,446                85,284
Consolidated Edison                                       5,115               232,374
Dominion Resources                                       12,755               496,426
DTE Energy                                                4,114               179,329
Integrys Energy Group                                     1,838(d)             77,178
NiSource                                                  9,122               140,296
PG&E                                                      7,099(d)            316,970
Public Service Enterprise Group                          11,469               381,344
SCANA                                                     1,351                50,906
Sempra Energy                                             5,841               326,979
TECO Energy                                               6,950(d)            112,729
Wisconsin Energy                                          1,747                87,053
Xcel Energy                                               7,769(d)            164,858
                                                                      ---------------
Total                                                                       2,933,925
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                    24,768               209,537
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.5%)
Anadarko Petroleum                                        9,863               615,648
Apache                                                    6,895               711,357
Cabot Oil & Gas                                           3,325               144,937
Chesapeake Energy                                        15,876               410,871
Chevron                                                  44,854             3,453,309
ConocoPhillips                                           33,750             1,723,613
CONSOL Energy                                             2,907               144,769
Denbury Resources                                         8,688(b)            128,582
Devon Energy                                              9,918               728,973
El Paso                                                  10,661               104,798
EOG Resources                                             5,020               488,446
Exxon Mobil                                             105,370             7,185,180
Hess                                                      5,550               335,775
Marathon Oil                                             17,084               533,362
Massey Energy                                             2,931               123,131
Murphy Oil                                                3,254               176,367
Noble Energy                                              3,135               223,275
Occidental Petroleum                                     17,083             1,389,702
Peabody Energy                                            4,711               212,984
Pioneer Natural Resources                                 3,483(d)            167,776
Range Resources                                           4,383               218,493
Southwestern Energy                                       8,450(b)            407,290
Spectra Energy                                           11,837               242,777
Sunoco                                                    4,480(d)            116,928
Tesoro                                                    6,654(d)             90,162
Valero Energy                                            15,343               256,995
Williams Companies                                       10,551               222,415
XTO Energy                                               11,750               546,728
                                                                      ---------------
Total                                                                      21,104,643
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                               11,169               299,106
MeadWestvaco                                              5,453               156,119
Weyerhaeuser                                              3,550               153,147
                                                                      ---------------
Total                                                                         608,372
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Avon Products                                            10,875               342,562
Estee Lauder Companies Cl A                               3,586               173,419
Mead Johnson Nutrition Cl A                               3,540(b)            154,698
                                                                      ---------------
Total                                                                         670,679
-------------------------------------------------------------------------------------

PHARMACEUTICALS (6.5%)
Abbott Laboratories                                      33,330             1,799,487
Allergan                                                  5,954               375,162
Bristol-Myers Squibb                                     39,642             1,000,961
Eli Lilly & Co                                           23,420               836,328
Forest Laboratories                                       8,176(b)            262,531
Johnson & Johnson                                        60,807             3,916,578
King Pharmaceuticals                                      9,408(b,d)          115,436
Merck & Co                                               66,922             2,445,330
Mylan                                                     9,318(b,d)          171,731
Pfizer                                                  179,624             3,267,361
Watson Pharmaceuticals                                    3,410(b)            135,070
                                                                      ---------------
Total                                                                      14,325,975
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.1%)
Dun & Bradstreet                                            659                55,600
Equifax                                                   1,584                48,930
Monster Worldwide                                         1,620(b,d)           28,188
Robert Half Intl                                          3,676(d)             98,259
                                                                      ---------------
Total                                                                         230,977
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)
Apartment Investment & Management Cl A                    5,489(d)             87,385
AvalonBay Communities                                     1,194                98,039
Boston Properties                                         2,549               170,961
Equity Residential                                        4,610               155,726
HCP                                                       4,927(d)            150,471
Health Care REIT                                          1,735                76,895
Host Hotels & Resorts                                    18,112               211,362
Kimco Realty                                              5,783                78,244
Plum Creek Timber                                         2,331(d)             88,019
ProLogis                                                 13,700(d)            187,553
Public Storage                                            2,391               194,747
Simon Property Group                                      6,400(d)            510,720
Ventas                                                    4,552               199,104
Vornado Realty Trust                                      2,749(d)            192,269
                                                                      ---------------
Total                                                                       2,401,495
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CB Richard Ellis Group Cl A                               9,424(b,d)          127,884
-------------------------------------------------------------------------------------

ROAD & RAIL (1.0%)
Burlington Northern Santa Fe                              5,275               520,221
CSX                                                       9,597               465,359
Norfolk Southern                                          8,939               468,582
Ryder System                                              2,345                96,544
Union Pacific                                            10,306               658,552
                                                                      ---------------
Total                                                                       2,209,258
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Advanced Micro Devices                                   17,139(b)            165,906
Altera                                                    4,433               100,319
Analog Devices                                            4,903               154,837
Applied Materials                                        25,684               358,035
Broadcom Cl A                                            11,142(b)            350,416
Intel                                                   123,213             2,513,545
KLA-Tencor                                                5,074(d)            183,476
Linear Technology                                         3,308(d)            101,026
LSI                                                      22,380(b)            134,504
MEMC Electronic Materials                                 8,588(b)            116,969
Microchip Technology                                      2,728(d)             79,276
Micron Technology                                        22,731(b,d)          240,039
Natl Semiconductor                                        8,419(d)            129,316
Novellus Systems                                          1,201(b)             28,031
NVIDIA                                                   14,927(b)            278,836
Teradyne                                                  8,192(b,d)           87,900
Texas Instruments                                        29,839               777,604
Xilinx                                                    4,172               104,550
                                                                      ---------------
Total                                                                       5,904,585
-------------------------------------------------------------------------------------

SOFTWARE (4.3%)
Adobe Systems                                            12,752(b)            469,019
Autodesk                                                  6,942(b,d)          176,396
BMC Software                                              2,767(b)            110,957
CA                                                        6,563               147,405
Citrix Systems                                            2,779(b,d)          115,634
Compuware                                                10,084(b)             72,907
Electronic Arts                                           4,578(b)             81,260
Intuit                                                    5,399(b)            165,803
McAfee                                                    2,233(b)             90,593
Microsoft                                               170,401             5,195,525
Novell                                                    4,401(b)             18,264
Oracle                                                   83,922             2,059,446
Red Hat                                                   5,482(b,d)          169,394
Salesforce.com                                            3,070(b,d)          226,474
Symantec                                                 18,186(b)            325,348
                                                                      ---------------
Total                                                                       9,424,425
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  237

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SPECIALTY RETAIL (1.9%)
Abercrombie & Fitch Cl A                                  2,704               $94,234
AutoNation                                                4,478(b,d)           85,754
AutoZone                                                    372(b)             58,802
Bed Bath & Beyond                                         4,569(b)            176,500
Best Buy                                                  6,322               249,466
GameStop Cl A                                             2,178(b,d)           47,785
Gap                                                      10,958               229,570
Home Depot                                               36,286             1,049,755
Limited Brands                                            8,414               161,885
Lowe's Companies                                         30,924               723,313
Office Depot                                             12,992(b)             83,798
O'Reilly Automotive                                       1,953(b)             74,448
RadioShack                                                5,124                99,918
Ross Stores                                               1,794                76,622
Sherwin-Williams                                          1,386                85,447
Staples                                                  13,861               340,842
Tiffany & Co                                              3,835               164,905
TJX Companies                                             8,262               301,976
                                                                      ---------------
Total                                                                       4,105,020
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach                                                     8,277               302,359
Nike Cl B                                                 7,851               518,716
Polo Ralph Lauren                                         1,844               149,327
VF                                                        1,297(d)             94,992
                                                                      ---------------
Total                                                                       1,065,394
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp                                       6,839                93,899
People's United Financial                                 4,921                82,181
                                                                      ---------------
Total                                                                         176,080
-------------------------------------------------------------------------------------

TOBACCO (1.6%)
Altria Group                                             47,184               926,222
Lorillard                                                 2,922               234,432
Philip Morris Intl                                       42,765             2,060,846
Reynolds American                                         4,622(d)            244,827
                                                                      ---------------
Total                                                                       3,466,327
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal                                                  1,966(d)             81,864
WW Grainger                                                 894                86,566
                                                                      ---------------
Total                                                                         168,430
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Cl A                                       7,782(b)            336,259
MetroPCS Communications                                   4,644(b,d)           35,434
Sprint Nextel                                            78,722(b,d)          288,123
                                                                      ---------------
Total                                                                         659,816
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $205,619,113)                                                     $218,136,993
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%               1,958,970(f)         $1,958,970
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,958,970)                                                         $1,958,970
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (4.7%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     10,311,501           $10,311,501
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $10,311,501)                                                       $10,311,501
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $217,889,584)                                                     $230,407,464
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                                 35             $1,943,725      March 2010              $1,452



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 0.17% of net assets.

(d) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) At Dec. 31, 2009, investments in securities included securities valued at $314,949 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.



--------------------------------------------------------------------------------
238  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  239

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                    FAIR VALUE AT DEC. 31, 2009
                                                  ---------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)                                  $218,136,993          $--             $--        $218,136,993
-----------------------------------------------------------------------------------------------------------------
Total Equity Securities                              218,136,993           --              --         218,136,993
-----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                      1,958,970           --              --           1,958,970
  Investments of Cash Collateral Received for
    Securities on Loan                                10,311,501           --              --          10,311,501
-----------------------------------------------------------------------------------------------------------------
Total Other                                           12,270,471           --              --          12,270,471
-----------------------------------------------------------------------------------------------------------------
Investments in Securities                            230,407,464           --              --         230,407,464
Other Financial Instruments(c)                             1,452           --              --               1,452
-----------------------------------------------------------------------------------------------------------------
Total                                               $230,408,916          $--             $--        $230,408,916
-----------------------------------------------------------------------------------------------------------------



(a) All industry classifications are identified in the Portfolio of Investments.

(b) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
240  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (77.1%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (31.2%)
Federal Home Loan Banks
 12-28-11                             1.00%          $10,935,000(k)       $10,891,531
 12-30-11                             1.25             4,445,000(k)         4,412,294
 08-10-12                             2.10             7,085,000            7,095,493
 09-28-12                             0.63             3,130,000(e)         3,140,173
Federal Home Loan Mtge Corp
 08-24-11                             1.55             7,600,000            7,612,631
 01-19-12                             1.50             6,695,000(b)         6,682,286
 02-24-12                             2.00             3,775,000            3,782,799
 02-24-12                             2.05             4,100,000            4,108,294
 03-23-12                             2.13             2,280,000            2,314,941
 08-17-12                             2.18             5,145,000            5,155,084
 08-17-12                             2.25             7,425,000            7,438,588
 08-24-12                             2.25             6,400,000            6,432,262
 12-28-12                             0.50             7,845,000(e)         7,839,955
 06-13-18                             4.88             1,720,000            1,841,783
Federal Natl Mtge Assn
 03-02-11                             2.00             7,940,000            7,962,279
 04-15-11                             2.13             5,500,000            5,523,755
 04-29-11                             0.38             2,162,000(e)         2,162,045
 07-09-12                             0.89             5,290,000(e)         5,290,034
 07-19-12                             1.00             6,695,000(b,e)       6,666,937
 10-29-12                             1.88            10,000,000            9,941,387
 04-09-13                             3.25             2,360,000            2,449,300
 07-17-13                             4.38             3,525,000(k)         3,778,969
 01-02-14                             5.13             6,107,000            6,483,374
 02-05-14                             2.75             5,590,000(k)         5,638,348
Private Export Funding
 U.S. Govt Guaranty
 10-15-14                             3.05             4,150,000            4,158,568
U.S. Treasury
 11-30-10                             1.25             1,435,000(k)         1,445,089
 11-30-11                             0.75             7,000,000(k)         6,954,339
 01-15-12                             1.13             3,500,000(k)         3,496,717
 06-15-12                             1.88               620,000(k)           626,782
 05-15-19                             3.13             2,605,000(k)         2,467,016
 02-15-26                             6.00               515,000              602,470
U.S. Treasury Inflation-Indexed Bond
 04-15-14                             1.25             2,318,669(k,m)       2,396,452
 01-15-15                             1.63             2,366,110(m)         2,460,820
 07-15-15                             1.88             2,444,992(m)         2,576,289
                                                                      ---------------
Total                                                                     161,829,084
-------------------------------------------------------------------------------------

ASSET-BACKED (9.9%)
Ameriquest Mtge Securities
 Series 2005-R6 Cl A2
 08-25-35                             0.43             1,358,405(e)         1,197,987
Asset Backed Securities Home Equity
 Series 2005-HE2 Cl M1
 02-25-35                             0.68             1,340,245(e)         1,204,680
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2009-R14A Cl 1A1
 09-26-37                             1.33             3,459,588(d,e)       3,329,853
Bank of America Credit Card Trust
 Series 2008-A5 Cl A5
 12-16-13                             1.43             1,275,000(e)         1,280,873
Bear Stearns Asset Backed Securities Trust
 Series 2006-HE9 Cl 1A1
 11-25-36                             0.28               759,677(e)           688,849
Countrywide Asset-Backed Ctfs
 Series 2005-SD1 Cl A1C
 05-25-35                             0.62             1,843,638(d,e)       1,730,399
Countrywide Asset-Backed Ctfs
 Series 2006-22 Cl 2A1 (MGIC)
 05-25-47                             0.28             1,664,089(e,j)       1,604,501
Credit-Based Asset Servicing and Securitization LLC
 Series 2006-CB6 Cl A22
 07-25-36                             0.32             2,102,783(e)         2,050,252
Credit-Based Asset Servicing and Securitization LLC
 Series 2007-CB4 Cl A1A
 04-25-37                             0.32             1,889,492(e)         1,592,140
First Franklin Mtge Loan Asset-backed Ctfs
 Series 2005-FFH3 Cl 2A3
 09-25-35                             0.64               281,399(e)           277,051
First Franklin Mtge Loan Asset-backed Ctfs
 Series 2006-FF18 Cl A2A
 12-25-37                             0.30               258,348(e)           254,155
Franklin Auto Trust
 Series 2004-2 Cl A4 (NPFGC)
 08-15-12                             3.93               713,897(j)           708,373
GSAA Trust
 Series 2006-10 Cl AV1
 06-25-36                             0.31               276,144(e)           251,484
GSAA Trust
 Series 2006-15 Cl AV1
 09-25-36                             0.28             1,601,179(e)         1,602,421
Morgan Stanley Capital I
 Series 2006-WMC1 Cl A2B
 12-25-35                             0.43             1,494,168(e)         1,354,604
Morgan Stanley Home Equity Loan Trust
 Series 2006-2 Cl A3
 02-25-36                             0.40             1,003,046(e)           899,040
RAAC Series
 Series 2006-SP4 Cl A1
 11-25-36                             0.33             1,550,315(e)         1,457,726
RBSSP Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-10 Cl 4A1
 07-26-36                             0.38             2,565,094(d,e)       2,411,189
RBSSP Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-10 Cl 7A1
 03-26-37                             0.33             2,385,286(d,e)       2,313,727
RBSSP Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-11 Cl 2A1
 04-26-36                             0.38             3,892,305(d,e)       3,668,497
RBSSP Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-12 Cl 2A1
 10-25-32                             4.77             2,174,789(d)         2,160,517
RBSSP Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-13 Cl 8A1
 06-26-37                             0.98             5,735,000(d,e)       5,484,094
Residential Asset Mtge Products
 Series 2004 RS8 Cl AI4
 06-25-32                             5.06             1,785,998            1,735,392
Residential Asset Mtge Products
 Series 2006 RS4 Cl A2
 07-25-36                             0.35               569,680              556,737
Small Business Administration Participation Ctfs
 Series 2001-20H Cl 1
 08-01-21                             6.34               195,617              210,566
Small Business Administration
 Series 2001-10B Cl 1
 09-10-11                             5.89               114,039              119,344
Soundview Home Equity Loan Trust
 Series 2005-B Cl M1
 05-25-35                             5.64               318,703(e)           317,877
Structured Asset Investment Loan Trust
 Series 2005-9 Cl A5
 11-25-35                             0.46             1,594,479(e)         1,505,533
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2006-NC1 Cl A6
 05-25-36                             0.28               955,030(e)           910,196
Structured Asset Securities
 Series 2007-WF2 Cl A2
 08-25-37                             0.93             1,311,605(e)         1,289,562
Target Credit Card Master Trust
 Series 2005-1 Cl A
 10-27-14                             0.29             7,550,000(e)         7,451,478
                                                                      ---------------
Total                                                                      51,619,097
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  241

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

COMMERCIAL MORTGAGE-BACKED (0.6%)(f)
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
 05-15-43                             4.39%             $761,146             $760,342
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
 04-25-16                             5.65             2,252,729            2,468,217
                                                                      ---------------
Total                                                                       3,228,559
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (35.0%)(f,i)
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR9 Cl 1A1
 11-25-36                             0.30               230,759(e)           210,715
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2009-3 Cl 3A2
 01-19-34                             4.67             2,235,000(d,e)       2,056,453
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                            25.86               647,931(h)            77,854
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-OA11 Cl A3B1
 09-25-46                             0.41             1,115,837(e)           883,670
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             0.73             2,149,857(e)           250,959
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00             1,247,947(d)         1,073,492
Federal Home Loan Mtge Corp
 01-01-40                             4.50             2,500,000(b)         2,493,750
 01-01-40                             5.50             3,000,000(b)         3,142,500
Federal Home Loan Mtge Corp #1G2598
 01-01-37                             6.08             1,016,740(e)         1,077,161
Federal Home Loan Mtge Corp #1J0614
 09-01-37                             5.67             1,540,100(e)         1,621,648
Federal Home Loan Mtge Corp #A18107
 01-01-34                             5.50             1,324,455            1,393,299
Federal Home Loan Mtge Corp #B16408
 09-01-19                             5.50               821,347              875,353
Federal Home Loan Mtge Corp #C73304
 11-01-32                             7.00               361,334              397,610
Federal Home Loan Mtge Corp #D95319
 03-01-22                             6.00                88,381               95,197
Federal Home Loan Mtge Corp #E00489
 06-01-12                             7.00                 2,208                2,331
Federal Home Loan Mtge Corp #E81240
 06-01-15                             7.50               502,442              546,821
Federal Home Loan Mtge Corp #E92454
 11-01-17                             5.00               410,005              432,221
Federal Home Loan Mtge Corp #E95188
 03-01-18                             6.00               253,521              272,697
Federal Home Loan Mtge Corp #G04710
 09-01-38                             6.00             5,148,872            5,464,756
Federal Home Loan Mtge Corp #G10669
 03-01-12                             7.50               104,235              110,790
Federal Home Loan Mtge Corp #G11243
 04-01-17                             6.50               672,548              728,366
Federal Home Loan Mtge Corp #G12100
 11-01-13                             5.00                39,351               40,641
Federal Home Loan Mtge Corp #H01724
 09-01-37                             6.00             2,003,557            2,117,901
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2639 Cl UI
 03-15-22                            10.09             1,549,836(h)           182,864
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                            46.56               380,005(h)            13,104
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3517 Cl JI
 12-15-12                            36.72             1,682,512(h)            24,003
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3550 Cl GS
 07-15-39                            22.65             8,266,389(h)           919,404
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3578
 04-15-12                            35.58            33,677,285(h)           681,723
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3600 Cl DI
 01-15-13                             7.92            28,225,000(h)           807,059
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2617 Cl HD
 06-15-16                             7.00               483,715              508,303
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2843 Cl BA
 01-15-18                             5.00               540,725              561,421
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K003 Cl A1
 07-25-13                             2.23             3,297,538            3,317,673
Federal Natl Mtge Assn
 01-01-25                             4.50             2,625,000(b)         2,699,650
 01-01-25                             6.00            12,000,000(b)        12,800,629
 01-01-40                             6.00            21,000,000(b)        22,240,303
Federal Natl Mtge Assn #252211
 01-01-29                             6.00                66,093               70,843
Federal Natl Mtge Assn #252409
 03-01-29                             6.50               780,170              842,671
Federal Natl Mtge Assn #254384
 06-01-17                             7.00               155,630              169,374
Federal Natl Mtge Assn #254723
 05-01-23                             5.50             2,011,662            2,131,751
Federal Natl Mtge Assn #255501
 09-01-14                             6.00               398,250              419,534
Federal Natl Mtge Assn #313470
 08-01-10                             7.50                17,284               17,392
Federal Natl Mtge Assn #323133
 04-01-13                             5.50                15,981               17,037
Federal Natl Mtge Assn #357485
 02-01-34                             5.50             2,724,603(n)         2,863,671
Federal Natl Mtge Assn #507182
 07-01-14                             6.00                33,263               35,564
Federal Natl Mtge Assn #512232
 05-01-29                             7.00                22,352               24,844
Federal Natl Mtge Assn #535168
 12-01-14                             5.50                58,270               61,937
Federal Natl Mtge Assn #545818
 07-01-17                             6.00               614,151              663,401
Federal Natl Mtge Assn #545864
 08-01-17                             5.50               915,666              983,563
Federal Natl Mtge Assn #545910
 08-01-17                             6.00               761,998(n)           823,114
Federal Natl Mtge Assn #555063
 11-01-17                             5.50             1,157,385            1,242,012
Federal Natl Mtge Assn #555343
 08-01-17                             6.00               300,066              321,578
Federal Natl Mtge Assn #555367
 03-01-33                             6.00             1,663,363            1,777,719
Federal Natl Mtge Assn #555375
 04-01-33                             6.00                93,614              101,439
Federal Natl Mtge Assn #602630
 10-01-31                             7.00               101,617              113,199
Federal Natl Mtge Assn #606789
 10-01-31                             7.00             1,033,742            1,151,573
Federal Natl Mtge Assn #626720
 01-01-17                             6.00               209,357              224,366
Federal Natl Mtge Assn #630992
 09-01-31                             7.00               655,386              738,198
Federal Natl Mtge Assn #630993
 09-01-31                             7.50               570,581              643,358
Federal Natl Mtge Assn #633672
 06-01-17                             6.00               167,104              180,848
Federal Natl Mtge Assn #636720
 05-01-17                             5.50                55,000               58,565
Federal Natl Mtge Assn #638210
 05-01-32                             6.50                71,921               78,881


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
242  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #648040
 06-01-32                             6.50%             $449,825             $486,092
Federal Natl Mtge Assn #648349
 06-01-17                             6.00               618,080(n)           667,781
Federal Natl Mtge Assn #648679
 07-01-32                             6.00             1,551,156            1,657,798
Federal Natl Mtge Assn #656562
 02-01-33                             7.00               156,473              175,408
Federal Natl Mtge Assn #665752
 09-01-32                             6.50               323,964              350,084
Federal Natl Mtge Assn #668412
 02-01-18                             5.50               311,829              332,413
Federal Natl Mtge Assn #670387
 08-01-32                             7.00                11,201               12,395
Federal Natl Mtge Assn #671054
 01-01-33                             7.00                20,500               22,624
Federal Natl Mtge Assn #671174
 02-01-33                             4.65               311,245(e)           321,214
Federal Natl Mtge Assn #675692
 02-01-18                             6.00               313,865              336,366
Federal Natl Mtge Assn #678940
 02-01-18                             5.50               504,626              540,885
Federal Natl Mtge Assn #684588
 03-01-33                             6.50               200,579              218,831
Federal Natl Mtge Assn #688181
 03-01-33                             6.00               780,661              834,331
Federal Natl Mtge Assn #695838
 04-01-18                             5.50               144,334              154,747
Federal Natl Mtge Assn #701937
 04-01-33                             6.00               130,518              139,410
Federal Natl Mtge Assn #704610
 06-01-33                             5.50             2,330,240            2,449,179
Federal Natl Mtge Assn #722325
 07-01-33                             4.95               520,702(e)           551,229
Federal Natl Mtge Assn #725424
 04-01-34                             5.50             3,797,385            3,991,210
Federal Natl Mtge Assn #725425
 04-01-34                             5.50             2,472,571            2,604,411
Federal Natl Mtge Assn #725431
 08-01-15                             5.50               820,537              874,742
Federal Natl Mtge Assn #725558
 06-01-34                             4.56               915,156(e)           953,444
Federal Natl Mtge Assn #725773
 09-01-34                             5.50             2,945,429            3,095,769
Federal Natl Mtge Assn #740843
 11-01-18                             5.00                86,619               91,626
Federal Natl Mtge Assn #754297
 12-01-33                             4.75               162,550(e)           170,027
Federal Natl Mtge Assn #791447
 10-01-34                             6.00               479,796              511,732
Federal Natl Mtge Assn #797044
 07-01-34                             5.50             2,511,382            2,639,567
Federal Natl Mtge Assn #831809
 09-01-36                             6.00             3,993,235            4,241,565
Federal Natl Mtge Assn #885827
 06-01-36                             6.50             1,472,727            1,599,519
Federal Natl Mtge Assn #885871
 06-01-36                             7.00             1,264,905            1,399,474
Federal Natl Mtge Assn #887648
 07-01-36                             5.94             1,914,991(e)         2,029,260
Federal Natl Mtge Assn #907052
 09-01-37                             5.79             3,068,698(e)         3,256,706
Federal Natl Mtge Assn #976421
 03-01-23                             4.50             1,338,446            1,379,588
Federal Natl Mtge Assn #988113
 08-01-23                             5.50             2,999,508            3,175,461
Federal Natl Mtge Assn #988961
 08-01-23                             5.50             2,833,970            3,000,213
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-26 Cl MI
 03-25-23                            15.70               369,589(h)            52,436
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                             0.00             1,673,011(h)           327,742
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                             5.34               362,986(h)            50,070
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                            20.00               238,996(h)            21,652
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2008-40 Cl AI
 08-25-12                            15.81             7,223,167(h)           135,525
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-W11 Cl A1
 06-25-33                             4.22                11,038(e)            10,907
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-60 Cl PA
 04-25-34                             5.50             1,299,600            1,378,063
First Horizon Asset Securities
 Collateralized Mtge Obligation
 Series 2003-5 Cl 1A2
 06-25-30                             5.25             2,735,711            2,743,947
Govt Natl Mtge Assn #3501
 01-20-34                             6.00             4,094,089            4,363,137
Govt Natl Mtge Assn #498182
 05-15-16                             6.00               417,554              447,945
Govt Natl Mtge Assn #605970
 03-15-33                             6.00               260,832              278,315
Govt Natl Mtge Assn #615738
 03-15-18                             7.00               518,664              559,575
Govt Natl Mtge Assn #615740
 08-15-13                             6.00               744,716              797,485
Govt Natl Mtge Assn #709766
 08-15-39                             6.00             1,836,079            1,941,932
Govt Natl Mtge Assn #709771
 08-15-39                             6.00             1,676,691            1,773,354
Govt Natl Mtge Assn #709779
 08-15-39                             6.00             1,521,785            1,609,517
Govt Natl Mtge Assn #713746
 08-15-39                             6.00             1,263,925            1,336,792
Govt Natl Mtge Assn #722754
 08-15-39                             6.00             1,051,370            1,111,983
Govt Natl Mtge Assn #780758
 04-15-13                             7.00                59,849               63,867
Govt Natl Mtge Assn #781507
 09-15-14                             6.00               323,938              342,351
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-17 Cl B
 10-16-27                             5.00               123,182              129,025
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-19 Cl DJ
 03-20-34                             4.50               468,384              482,520
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2009-105 Cl A
 12-16-50                             3.46             5,144,633            5,199,296
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2009-63 Cl A
 01-16-38                             3.40             3,642,123            3,636,195
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2009-71 Cl A
 04-16-38                             3.30             5,174,900            5,213,092
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2009-90 Cl AC
 01-16-33                             3.14             3,950,000            3,895,099
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 3A
 06-19-34                             1.36                69,655(e)            44,542
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR13 Cl A1
 07-25-36                             5.83             1,500,158(e)           962,285
Jefferies & Co
 Collateralized Mtge Obligation
 Series 2009-R10 Cl 1A1
 06-26-47                             0.38               286,558(d,e)         279,394


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  243

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Jefferies & Co
 Collateralized Mtge Obligation
 Series 2009-R10 Cl 2A1
 05-26-48                             0.33%             $452,279(d,e)        $438,710
Lehman XS Trust
 Series 2006-16N Cl A1B
 11-25-46                             0.35               445,260(e)           428,983
LVII Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-3 Cl A1
 11-27-37                             5.78               904,600(d,e)         913,646
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2AR Cl 3A
 02-25-34                             4.89               790,004(e)           729,571
Residential Asset Securitization Trust
 Collateralized Mtge Obligation
 Series 2004-A7 Cl A1
 10-25-34                             5.50             3,036,507            3,015,884
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-18 Cl 9A1
 09-25-35                             5.25             1,183,338(e)         1,139,896
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                             5.88             1,282,510(e)           960,063
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                             5.50             2,501,223            2,237,813
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl A1
 10-25-36                             6.00             2,544,125            2,497,425
                                                                      ---------------
Total                                                                     181,693,888
-------------------------------------------------------------------------------------

WIRELINES (0.4%)
TELUS
 Sr Unsecured
 06-01-11                             8.00             1,736,000(c)         1,879,399
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $397,696,442)                                                     $400,250,027
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (6.7%)(g)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
Bank of America FDIC Govt Guaranty
 04-30-12                             2.10%           $2,000,000(k)        $2,018,462
 06-15-12                             3.13             3,920,000            4,061,892
 06-22-12                             2.38             3,135,000(k)         3,194,386
General Electric Capital FDIC Govt Guaranty
 03-11-11                             1.80             6,555,000(k)         6,615,476
 12-09-11                             3.00               825,000              850,428
 12-28-12                             2.63             5,350,000(k)         5,452,118
Goldman Sachs Group FDIC Govt Guaranty
 07-15-11                             1.63             5,000,000            5,044,720
JPMorgan Chase & Co FDIC Govt Guaranty
 02-23-11                             1.65             1,765,000(k)         1,780,620
Morgan Stanley FDIC Govt Guaranty
 02-10-12                             0.55             5,490,000            5,527,865
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $34,198,974)                                                       $34,545,967
-------------------------------------------------------------------------------------



SHORT-TERM SECURITIES (20.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
 01-04-10                             0.00%           $5,800,000           $5,799,999
 02-12-10                             0.08            50,000,000           49,995,519
Federal Home Loan Mtge Corp Disc Nts
 02-24-10                             0.02            40,000,000           39,998,845
Federal Natl Mtge Assn Disc Nts
 02-01-10                             0.06            10,000,000            9,999,467
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $105,792,708)                                                     $105,793,830
-------------------------------------------------------------------------------------





MONEY MARKET FUND (5.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              26,455,523(l)        $26,455,523
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $26,455,523)                                                       $26,455,523
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (4.7%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     24,617,844           $24,617,844
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $24,617,844)                                                       $24,617,844
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $588,761,491)(o)                                                  $591,663,191
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2009



                                                         NUMBER OF                                  UNREALIZED
                                                         CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                   LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                       7           $807,625   March 2010         $(37,089)
U.S. Treasury Note, 2-year                                  160         34,602,501   April 2010         (179,115)
U.S. Treasury Note, 5-year                                  343         39,233,304   April 2010         (792,672)
U.S. Treasury Note, 10-year                                 (67)        (7,735,360)  March 2010          115,056
----------------------------------------------------------------------------------------------------------------
Total                                                                                                  $(893,820)
----------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At Dec. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $57,225,085. See Note 2 to the financial statements.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 0.36% of net assets.


--------------------------------------------------------------------------------
244  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2009, the value of these securities amounted to $25,859,971 or 4.98% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2009.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2009.

(i) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Dec. 31, 2009:

                                                          PRINCIPAL   SETTLEMENT    PROCEEDS
     SECURITY                                              AMOUNT        DATE      RECEIVABLE       VALUE
     ------------------------------------------------------------------------------------------------------
     Federal Natl Mtge Assn
     01-01-25 5.50%                                      $7,500,000    01-19-10    $7,985,449    $7,931,250
     01-01-40 5.50                                       15,600,000    01-13-10    16,422,266    16,328,816


(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation


(k) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(l) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(m) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(n) At Dec. 31, 2009, investments in securities included securities valued at $710,385 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(o) At Dec. 31, 2009, the cost of securities for federal income tax purposes was $593,403,334 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $2,822,297
     Unrealized depreciation                                                      (4,562,440)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(1,740,143)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  245

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
246  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                            FAIR VALUE AT DEC. 31, 2009
                                                         ----------------------------------------------------------------
                                                              LEVEL 1           LEVEL 2
                                                           QUOTED PRICES         OTHER          LEVEL 3
                                                             IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                            MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                              IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
-------------------------------------------------------------------------------------------------------------------------
Bonds
  U.S. Government Obligations & Agencies                    $15,592,412      $146,236,672             $--    $161,829,084
  Asset-Backed Securities                                            --        32,251,220      19,367,877      51,619,097
  Commercial Mortgage-Backed Securities                              --         3,228,559              --       3,228,559
  Residential Mortgage-Backed Securities                             --       179,178,468       2,515,420     181,693,888
  Corporate Debt Securities                                          --         1,879,399              --       1,879,399
-------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                  15,592,412       362,774,318      21,883,297     400,250,027
-------------------------------------------------------------------------------------------------------------------------
Short-Term Securities
  U.S. Government Agencies                                           --       105,793,830              --     105,793,830
-------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities                                          --       105,793,830              --     105,793,830
-------------------------------------------------------------------------------------------------------------------------
Other
  FDIC-Insured Debt Securities                                       --        34,545,967              --      34,545,967
  Affiliated Money Market Fund(a)                            26,455,523                --              --      26,455,523
  Investments of Cash Collateral Received for
    Securities on Loan                                       24,617,844                --              --      24,617,844
-------------------------------------------------------------------------------------------------------------------------
Total Other                                                  51,073,367        34,545,967              --      85,619,334
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities                                    66,665,779       503,114,115      21,883,297     591,663,191
Other Financial Instruments(b)                                 (893,820)               --              --        (893,820)
-------------------------------------------------------------------------------------------------------------------------
Total                                                       $65,771,959      $503,114,115     $21,883,297    $590,769,371
-------------------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

(b) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                             RESIDENTIAL
                                                             ASSET-BACKED  MORTGAGE-BACKED
                                                              SECURITIES      SECURITIES       TOTAL
-------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                                      $998,657    $11,107,579    $12,106,236
  Accrued discounts/premiums                                       29,372          9,413         38,785
  Realized gain (loss)                                           (932,643)    (4,809,661)    (5,742,304)
  Change in unrealized appreciation (depreciation)*             1,209,661      6,962,851      8,172,512
  Net purchases (sales)                                        18,062,830     (9,129,891)     8,932,939
  Transfers in and/or out of Level 3                                   --     (1,624,871)    (1,624,871)
-------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2009                                   $19,367,877     $2,515,420    $21,883,297
-------------------------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2009 was $8,423,504.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  247

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman VP - Growth Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.7%)
Goodrich                                                 20,128            $1,293,224
Honeywell Intl                                           44,468             1,743,146
ITT                                                      11,047               549,478
Precision Castparts                                      26,045             2,874,065
                                                                      ---------------
Total                                                                       6,459,913
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
United Parcel Service Cl B                               22,651             1,299,488
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (4.9%)
Amgen                                                    72,004(b)          4,073,266
Celgene                                                  21,955(b)          1,222,454
Dendreon                                                 62,777(b,d)        1,649,780
Gilead Sciences                                          81,588(b)          3,531,129
Vertex Pharmaceuticals                                   32,894(b)          1,409,508
                                                                      ---------------
Total                                                                      11,886,137
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
Goldman Sachs Group                                       8,183             1,381,618
Invesco                                                  72,569             1,704,646
                                                                      ---------------
Total                                                                       3,086,264
-------------------------------------------------------------------------------------

CHEMICALS (3.1%)
Monsanto                                                 36,165             2,956,489
Potash Corp of Saskatchewan                              42,139(c)          4,572,081
                                                                      ---------------
Total                                                                       7,528,570
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.0%)
Wells Fargo & Co                                         93,231             2,516,305
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.6%)
Cisco Systems                                           260,639(b)          6,239,698
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (12.1%)
Apple                                                    53,934(b)         11,372,523
EMC                                                     136,677(b)          2,387,747
Hewlett-Packard                                         213,232            10,983,580
Seagate Technology                                      232,248(c,d)        4,224,591
                                                                      ---------------
Total                                                                      28,968,441
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.2%)
Fluor                                                    26,035             1,172,616
Foster Wheeler                                           58,649(b)          1,726,627
                                                                      ---------------
Total                                                                       2,899,243
-------------------------------------------------------------------------------------

CONSUMER FINANCE (1.9%)
American Express                                         77,907             3,156,791
Capital One Financial                                    35,023             1,342,782
                                                                      ---------------
Total                                                                       4,499,573
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.5%)
Coinstar                                                126,083(b,d)        3,502,586
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Qwest Communications Intl                               212,423               894,301
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
ABB ADR                                                  99,953(b,c)        1,909,102
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.6%)
Natl Oilwell Varco                                       54,787             2,415,559
Schlumberger                                             57,318             3,730,828
                                                                      ---------------
Total                                                                       6,146,387
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.7%)
CVS Caremark                                            126,754             4,082,746
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.9%)
Kellogg                                                  38,441             2,045,061
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.4%)
Alcon                                                    14,497(c)          2,382,582
Baxter Intl                                              50,390             2,956,885
Covidien                                                 61,198(c)          2,930,772
                                                                      ---------------
Total                                                                       8,270,239
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.9%)
Express Scripts                                          38,666(b)          3,342,675
WellPoint                                                22,485(b)          1,310,651
                                                                      ---------------
Total                                                                       4,653,326
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.5%)
Cerner                                                   15,417(b)          1,270,977
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.3%)
NVR                                                       4,397(b)          3,124,992
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
3M                                                       15,635             1,292,545
-------------------------------------------------------------------------------------

INSURANCE (2.7%)
AFLAC                                                    56,827             2,628,249
Prudential Financial                                     79,565             3,959,154
                                                                      ---------------
Total                                                                       6,587,403
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.5%)
Amazon.com                                               25,951(b)          3,490,929
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.2%)
Google Cl A                                              10,367(b)          6,427,333
SAVVIS                                                   94,544(b)          1,328,343
                                                                      ---------------
Total                                                                       7,755,676
-------------------------------------------------------------------------------------

IT SERVICES (7.1%)
Cognizant Technology Solutions Cl A                     121,890(b)          5,521,617
MasterCard Cl A                                          43,930(d)         11,245,201
                                                                      ---------------
Total                                                                      16,766,818
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.1%)
Illumina                                                 88,109(b,d)        2,700,541
-------------------------------------------------------------------------------------

MACHINERY (2.0%)
Cummins                                                  25,167             1,154,159
Deere & Co                                               38,029             2,056,989
Joy Global                                               29,504             1,522,111
                                                                      ---------------
Total                                                                       4,733,259
-------------------------------------------------------------------------------------

MEDIA (2.2%)
CBS Cl B                                                146,951             2,064,662
Virgin Media                                            198,404             3,339,139
                                                                      ---------------
Total                                                                       5,403,801
-------------------------------------------------------------------------------------

METALS & MINING (1.5%)
Barrick Gold                                             51,034(c)          2,009,719
United States Steel                                      29,907(d)          1,648,474
                                                                      ---------------
Total                                                                       3,658,193
-------------------------------------------------------------------------------------

MULTILINE RETAIL (5.1%)
Dollar General                                           78,388(b)          1,758,243
Kohl's                                                   31,467(b)          1,697,015
Target                                                  183,685             8,884,844
                                                                      ---------------
Total                                                                      12,340,102
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.4%)
Apache                                                   43,823             4,521,219
Kinder Morgan Management LLC                                 --(b,e)                1
Noble Energy                                             18,184             1,295,064
                                                                      ---------------
Total                                                                       5,816,284
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.4%)
Avon Products                                           110,256             3,473,064
-------------------------------------------------------------------------------------

PHARMACEUTICALS (5.9%)
Abbott Laboratories                                      99,675             5,381,453
Medicis Pharmaceutical Cl A                             225,951(d)          6,111,975
Pfizer                                                  145,752             2,651,229
                                                                      ---------------
Total                                                                      14,144,657
-------------------------------------------------------------------------------------

ROAD & RAIL (2.6%)
CSX                                                      55,960             2,713,500
Union Pacific                                            54,635             3,491,177
                                                                      ---------------
Total                                                                       6,204,677
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.8%)
Intel                                                   138,248             2,820,259
Marvell Technology Group                                302,462(b,c)        6,276,087
                                                                      ---------------
Total                                                                       9,096,346
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
248  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SOFTWARE (6.9%)
Activision Blizzard                                     209,705(b)         $2,329,823
Citrix Systems                                           30,369(b)          1,263,654
Oracle                                                  139,901             3,433,171
Rovi                                                    213,095(b,d)        6,791,337
Symantec                                                157,409(b)          2,816,047
                                                                      ---------------
Total                                                                      16,634,032
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.1%)
American Eagle Outfitters                                73,371             1,245,840
Dick's Sporting Goods                                    53,228(b)          1,323,780
                                                                      ---------------
Total                                                                       2,569,620
-------------------------------------------------------------------------------------

TOBACCO (2.4%)
Philip Morris Intl                                      118,902             5,729,887
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $195,583,273)                                                     $239,681,183
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%               1,179,701(f)         $1,179,701
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,179,701)                                                         $1,179,701
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (6.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     16,515,142           $16,515,142
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $16,515,142)                                                       $16,515,142
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $213,278,116)                                                     $257,376,026
=====================================================================================





The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  --   American Depository Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 10.11% of net assets.

(d) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e)  Represents fractional shares.

(f) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.



--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  249

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman VP - Growth Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                     FAIR VALUE AT DEC. 31, 2009
                                                      ---------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)                                      $239,681,183        $--           $--      $239,681,183
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                                  239,681,183         --            --       239,681,183
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                          1,179,701         --            --         1,179,701
  Investments of Cash Collateral Received for
    Securities on Loan                                    16,515,142         --            --        16,515,142
---------------------------------------------------------------------------------------------------------------
Total Other                                               17,694,843         --            --        17,694,843
---------------------------------------------------------------------------------------------------------------
Total                                                   $257,376,026        $--           $--      $257,376,026
---------------------------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.



--------------------------------------------------------------------------------
250  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  251

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman VP - Larger-Cap Value Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (8.7%)
General Dynamics                                        7,000                $477,190
Honeywell Intl                                         10,000                 392,000
United Technologies                                     6,000                 416,460
                                                                      ---------------
Total                                                                       1,285,650
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.6%)
Morgan Stanley                                         13,000                 384,800
-------------------------------------------------------------------------------------

CHEMICALS (5.7%)
EI du Pont de Nemours & Co                             13,000                 437,710
Praxair                                                 5,000                 401,550
                                                                      ---------------
Total                                                                         839,260
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.7%)
US Bancorp                                             18,000                 405,180
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.7%)
Juniper Networks                                       15,000(b)              400,050
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (7.2%)
Bank of America                                        45,766(c)              689,236
JPMorgan Chase & Co                                     9,000                 375,030
                                                                      ---------------
Total                                                                       1,064,266
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (5.3%)
Costco Wholesale                                        6,500                 384,605
Wal-Mart Stores                                         7,500                 400,875
                                                                      ---------------
Total                                                                         785,480
-------------------------------------------------------------------------------------

FOOD PRODUCTS (4.8%)
Tyson Foods Cl A                                       58,000                 711,660
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
Baxter Intl                                             7,000                 410,760
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.0%)
Humana                                                 10,000(b)              438,900
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.7%)
AES                                                    30,000(b)              399,300
-------------------------------------------------------------------------------------

INSURANCE (11.7%)
MetLife                                                11,048                 390,547
Prudential Financial                                    9,000                 447,840
Travelers Companies                                     8,500                 423,810
Unum Group                                             25,000                 488,000
                                                                      ---------------
Total                                                                       1,750,197
-------------------------------------------------------------------------------------

MACHINERY (1.9%)
Caterpillar                                             5,057                 288,198
-------------------------------------------------------------------------------------

MULTILINE RETAIL (4.9%)
JC Penney                                              12,000                 319,320
Nordstrom                                              11,000                 413,380
                                                                      ---------------
Total                                                                         732,700
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (11.0%)
Chevron                                                 6,000                 461,940
Marathon Oil                                           11,926                 372,330
Valero Energy                                          20,000                 335,000
Williams Companies                                     22,000                 463,760
                                                                      ---------------
Total                                                                       1,633,030
-------------------------------------------------------------------------------------

PHARMACEUTICALS (2.7%)
Bristol-Myers Squibb                                   16,000                 404,000
-------------------------------------------------------------------------------------

ROAD & RAIL (6.3%)
CSX                                                    10,000                 484,900
Union Pacific                                           7,000                 447,300
                                                                      ---------------
Total                                                                         932,200
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (8.3%)
Gap                                                    20,000                 419,000
Lowe's Companies                                       19,000                 444,410
Sherwin-Williams                                        6,000                 369,900
                                                                      ---------------
Total                                                                       1,233,310
-------------------------------------------------------------------------------------

TOBACCO (4.9%)
Altria Group                                           19,997                 392,541
Philip Morris Intl                                      7,000                 337,330
                                                                      ---------------
Total                                                                         729,871
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $12,174,653)                                                       $14,828,812
-------------------------------------------------------------------------------------



OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE
Krispy Kreme Doughnuts
 Warrants                                                   7(b,d,e)              $--
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                       $--
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%                36,726(f)              $36,726
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $36,726)                                                               $36,726
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (3.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                      562,991                $562,991
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $562,991)                                                             $562,991
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $12,774,370)                                                       $15,428,529
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.
(b)  Non-income producing.
(c) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.
(d)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2009 was $0. Information concerning such security holdings at Dec. 31, 2009 is as follows:

                                          ACQUISITION
     SECURITY                                DATES         COST
     ----------------------------------------------------------
     Krispy Kreme Doughnuts
       Warrants                             07-01-09        $--


(e)  Negligible market value.
(f) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.



--------------------------------------------------------------------------------
252  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                          FAIR VALUE AT DEC. 31, 2009
                                                       ----------------------------------------------------------------
                                                            LEVEL 1            LEVEL 2
                                                         QUOTED PRICES          OTHER            LEVEL 3
                                                           IN ACTIVE         SIGNIFICANT       SIGNIFICANT
                                                          MARKETS FOR         OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                            IDENTICAL ASSETS         INPUTS           INPUTS        TOTAL
-----------------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)                                        $14,828,812            $--               $--      $14,828,812
-----------------------------------------------------------------------------------------------------------------------
Total Equity Securities                                    14,828,812             --                --       14,828,812
-----------------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                              36,726             --                --           36,726
  Investments of Cash Collateral Received for
    Securities on Loan                                        562,991             --                --          562,991
-----------------------------------------------------------------------------------------------------------------------
Total Other                                                   599,717             --                --          599,717
-----------------------------------------------------------------------------------------------------------------------
Total                                                     $15,428,529            $--               $--      $15,428,529
-----------------------------------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.



--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  253

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman VP - Larger-Cap Value Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
254  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman VP - Smaller-Cap Value Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (100.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.4%)
Cubic                                                    50,000            $1,865,000
-------------------------------------------------------------------------------------

AIRLINES (7.8%)
Continental Airlines Cl B                               160,000(b,d)        2,867,200
Delta Air Lines                                         290,000(b)          3,300,200
                                                                      ---------------
Total                                                                       6,167,400
-------------------------------------------------------------------------------------

BEVERAGES (2.7%)
Central European Distribution                            75,000(b,d)        2,130,750
-------------------------------------------------------------------------------------

CHEMICALS (2.1%)
Minerals Technologies                                    30,000             1,634,100
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.3%)
Brink's                                                  65,000             1,582,100
Waste Connections                                        54,000(b)          1,800,360
                                                                      ---------------
Total                                                                       3,382,460
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.4%)
F5 Networks                                              50,000(b)          2,649,000
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.4%)
Shaw Group                                               65,000(b,d)        1,868,750
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.5%)
Owens-Illinois                                           60,000(b)          1,972,200
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (3.3%)
Sotheby's                                               117,500(d)          2,641,400
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (8.0%)
Belden                                                   90,000             1,972,800
EnerSys                                                 100,000(b)          2,187,000
Thomas & Betts                                           60,000(b)          2,147,400
                                                                      ---------------
Total                                                                       6,307,200
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.8%)
Exterran Holdings                                        66,000(b,d)        1,415,700
TETRA Technologies                                      216,000(b,d)        2,393,280
                                                                      ---------------
Total                                                                       3,808,980
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.7%)
Smithfield Foods                                        140,000(b,d)        2,126,600
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Analogic                                                 16,900(d)            650,819
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.5%)
Select Medical Holdings                                  25,212(b)            267,752
WellCare Health Plans                                    90,000(b)          3,308,400
                                                                      ---------------
Total                                                                       3,576,152
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.9%)
Eclipsys                                                 83,000(b)          1,537,160
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (6.4%)
Burger King Holdings                                     59,100(d)          1,112,262
Penn Natl Gaming                                         65,000(b)          1,766,700
Texas Roadhouse                                         190,000(b)          2,133,700
                                                                      ---------------
Total                                                                       5,012,662
-------------------------------------------------------------------------------------

INSURANCE (12.9%)
Aspen Insurance Holdings                                 80,000(c)          2,036,000
Endurance Specialty Holdings                             20,000(c)            744,600
Hanover Insurance Group                                  42,000(d)          1,866,060
Infinity Property & Casualty                             41,000             1,666,240
Lincoln Natl                                             90,000             2,239,200
WR Berkley                                               66,000             1,626,240
                                                                      ---------------
Total                                                                      10,178,340
-------------------------------------------------------------------------------------

IT SERVICES (2.3%)
CACI Intl Cl A                                           37,000(b,d)        1,807,450
-------------------------------------------------------------------------------------

MACHINERY (1.9%)
Mueller Inds                                             60,000             1,490,400
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.3%)
Fred's Cl A                                             100,000             1,020,000
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (3.1%)
Herbalife                                                60,000(c)          2,434,200
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.9%)
School Specialty                                         65,000(b,d)        1,520,350
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (10.7%)
Cypress Semiconductor                                   250,000(b,d)        2,640,000
ON Semiconductor                                        340,000(b)          2,995,400
Varian Semiconductor Equipment Associates                78,000(b,d)        2,798,640
                                                                      ---------------
Total                                                                       8,434,040
-------------------------------------------------------------------------------------

SOFTWARE (5.2%)
Lawson Software                                         270,000(b)          1,795,500
Quest Software                                          125,000(b)          2,300,000
                                                                      ---------------
Total                                                                       4,095,500
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.0%)
Aegean Marine Petroleum Network                          28,900(c)            794,172
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $50,420,236)                                                       $79,105,085
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%                  91,676(e)            $91,676
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $91,676)                                                               $91,676
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (19.0%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     14,959,000           $14,959,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $14,959,000)                                                       $14,959,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $65,470,912)                                                       $94,155,761
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 7.62% of net assets.

(d) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.



--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  255

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman VP - Smaller-Cap Value Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                    FAIR VALUE AT DEC. 31, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)                                   $79,105,085          $--             $--        $79,105,085
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                               79,105,085           --              --         79,105,085
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                         91,676           --              --             91,676
  Investments of Cash Collateral Received for
    Securities on Loan                                14,959,000           --              --         14,959,000
----------------------------------------------------------------------------------------------------------------
Total Other                                           15,050,676           --              --         15,050,676
----------------------------------------------------------------------------------------------------------------
Total                                                $94,155,761          $--             $--        $94,155,761
----------------------------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.



--------------------------------------------------------------------------------
256  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  257

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Threadneedle VP - Emerging Markets Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.0%)(c)
ISSUER                                                 SHARES                VALUE(a)
BRAZIL (18.8%)
Anhanguera Educacional Participacoes Unit               791,300(b)        $11,290,666
Cia Energetica de Minas Gerais ADR                      244,542             4,416,428
Companhia Energetica de Minas Gerais                    193,500             3,508,090
Companhia Siderurgica Nacional ADR                      436,389            13,933,901
Cyrela Brazil Realty                                    809,200            11,374,297
Itau Unibanco Holding                                   604,810            13,425,185
Itau Unibanco Holding ADR                               586,965            13,406,280
Lojas Renner                                          1,106,200            24,941,859
Multiplan Empreendimentos Imobiliarios                  246,678             4,592,485
OGX Petroleo e Gas Participacoes                        540,000             5,297,762
Petroleo Brasileiro ADR                                 566,810            27,025,501
Vale ADR                                              1,306,256            37,920,612
                                                                      ---------------
Total                                                                     171,133,066
-------------------------------------------------------------------------------------

CHILE (0.7%)
Banco Santander Chile ADR                                96,591             6,257,165
-------------------------------------------------------------------------------------

CHINA (10.9%)
Bank of China Series H                               20,065,000(f)         10,782,689
China Construction Bank Series H                     17,433,000(f)         14,890,233
China Life Insurance Series H                         3,812,000(f)         18,653,042
China Natl Building Material Series H                 2,238,000(f)          4,598,135
China Petroleum & Chemical Series H                   7,098,000             6,253,606
China Shenhua Energy Series H                         1,516,500             7,361,512
Industrial & Commercial Bank of China Series
 H                                                   15,731,000(f)         12,955,395
PetroChina Series H                                   6,016,000             7,152,074
Tencent Holdings                                        281,000(f)          6,077,350
Tingyi (Cayman Islands) Holding                       1,880,000             4,652,029
ZTE Series H                                          1,025,800             6,306,779
                                                                      ---------------
Total                                                                      99,682,844
-------------------------------------------------------------------------------------

EGYPT (1.0%)
Orascom Construction Inds GDR                           207,289(d,e)        9,436,333
-------------------------------------------------------------------------------------

HONG KONG (4.6%)
China Mobile                                          1,704,500(f)         15,859,435
China Overseas Land & Investment                      3,935,920(f)          8,246,828
China Resources Land                                  1,226,000             2,759,650
CNOOC ADR                                                57,211             8,893,450
Hengan Intl Group                                       837,000             6,197,313
                                                                      ---------------
Total                                                                      41,956,676
-------------------------------------------------------------------------------------

HUNGARY (0.7%)
OTP Bank                                                227,293(b,f)        6,511,687
-------------------------------------------------------------------------------------

INDIA (6.5%)
Bharat Heavy Electricals                                182,231             9,384,307
Cairn India                                             832,927(b)          5,025,470
Housing Development Finance                             155,374             8,892,598
Infosys Technologies                                    182,390            10,154,211
Larsen & Toubro                                         115,632             4,164,574
Reliance Inds                                           546,584            12,775,514
State Bank of India                                     182,806             8,887,664
                                                                      ---------------
Total                                                                      59,284,338
-------------------------------------------------------------------------------------

INDONESIA (1.3%)
Bank Central Asia                                     8,385,000             4,296,577
PT Astra Intl                                         2,090,000             7,691,852
                                                                      ---------------
Total                                                                      11,988,429
-------------------------------------------------------------------------------------

ISRAEL (0.7%)
Israel Chemicals                                        480,703             6,321,166
-------------------------------------------------------------------------------------

LUXEMBOURG (1.1%)
Ternium ADR                                             278,001(b)          9,846,795
-------------------------------------------------------------------------------------

MALAYSIA (0.7%)
CIMB Group Holdings                                   1,717,300             6,424,427
-------------------------------------------------------------------------------------

MEXICO (6.1%)
America Movil ADR Series L                              304,200            14,291,316
Bolsa Mexicana de Valores                             2,467,300(b)          2,901,639
Fresnillo                                               580,265             7,372,705
Grupo Financiero Banorte Series O                     1,269,000             4,584,055
Grupo Modelo Series C                                 1,624,500(b)          9,029,975
Wal-Mart de Mexico Series V                           3,986,800(f)         17,796,035
                                                                      ---------------
Total                                                                      55,975,725
-------------------------------------------------------------------------------------

PANAMA (1.3%)
Copa Holdings Cl A                                      221,456            12,062,708
-------------------------------------------------------------------------------------

POLAND (0.5%)
Bank Pekao                                               78,112(b)          4,391,913
-------------------------------------------------------------------------------------

RUSSIA (9.9%)
Centerenergyholding                                      10,461(b)                 72
CTC Media                                               439,874(b)          6,554,123
Eurasia Drilling GDR                                    283,546(d,e)        4,820,282
Evraz Group GDR                                         383,655(b,d,e)     10,720,993
Gazprom ADR                                             423,662            10,612,733
Intergeneration                                          29,083(b)                104
LUKOIL ADR                                               84,561             4,791,822
Rosneft Oil GDR                                       1,993,282(d)         16,783,434
Sberbank                                              6,609,425            18,180,492
Sibenergyholding                                          7,992(b)                 26
Vimpel-Communications ADR                               605,184            11,250,371
X5 Retail Group GDR                                     207,521(b,d,e)      6,578,316
                                                                      ---------------
Total                                                                      90,292,768
-------------------------------------------------------------------------------------

SOUTH AFRICA (4.8%)
Impala Platinum Holdings                                231,414             6,316,968
MTN Group                                               469,844             7,468,081
Murray & Roberts Holdings                               498,925             3,116,196
Naspers Series N                                        175,561             7,095,369
Sasol                                                    68,945             2,759,165
Shoprite Holdings                                       511,930             4,494,815
Standard Bank Group                                     606,905             8,324,643
Truworths Intl                                          733,046             4,302,399
                                                                      ---------------
Total                                                                      43,877,636
-------------------------------------------------------------------------------------

SOUTH KOREA (11.6%)
Hyundai Development                                     102,050             3,308,611
Hyundai Engineering & Construction                       71,300             4,330,425
Hyundai Mobis                                            34,344             5,039,125
Hyundai Motor                                            92,579             9,595,157
KB Financial Group                                      175,584(b)          8,952,122
LG Display                                               80,740             2,733,314
LG Electronics                                           43,072             4,495,873
LG Household & Health Care                               42,701            10,696,511
POSCO                                                    21,901            11,564,613
Samsung Electronics                                      44,897            28,130,138
Samsung Fire & Marine Insurance                          23,227             3,980,780
Shinhan Financial Group                                 345,970(b)         12,818,540
                                                                      ---------------
Total                                                                     105,645,209
-------------------------------------------------------------------------------------

TAIWAN (12.7%)
Acer                                                  3,121,000             9,375,544
Asustek Computer                                      3,855,000             7,433,149
Cathay Financial Holding                              2,473,000(b)          4,609,182
China Steel                                           4,787,000             4,941,388
Delta Electronics                                     2,924,000             9,208,271
Far Eastern New Century                               3,793,700             4,748,767
Hon Hai Precision Industry                            3,155,145            14,771,692
MediaTek                                                911,540            15,854,957
Siliconware Precision Inds                            3,094,000             4,222,164


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
258  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
TAIWAN (CONT.)
Synnex Technology Intl                                2,388,900            $5,165,107
Taiwan Semiconductor Mfg                              5,001,838            10,092,120
Taiwan Semiconductor Mfg ADR                            392,142             4,486,104
Tripod Technology                                     3,229,161            10,907,094
U-Ming Marine Transport                               2,381,000             4,821,087
Yuanta Financial Holding                              7,035,000             5,153,142
                                                                      ---------------
Total                                                                     115,789,768
-------------------------------------------------------------------------------------

THAILAND (1.4%)
Bangkok Bank                                          2,186,132             7,587,692
Siam Commercial Bank                                  1,818,300             4,719,034
                                                                      ---------------
Total                                                                      12,306,726
-------------------------------------------------------------------------------------

TURKEY (2.9%)
Arcelik                                               1,062,409             4,218,483
BIM Birlesik Magazalar                                   97,226             4,548,222
Tofas Turk Otomobil Fabrikasi                         1,436,352             4,607,870
Turkiye Garanti Bankasi                               3,075,423            13,178,941
                                                                      ---------------
Total                                                                      26,553,516
-------------------------------------------------------------------------------------

UNITED STATES (0.8%)
Southern Copper                                         219,752             7,232,038
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $679,170,993)                                                     $902,970,933
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%               4,775,439(g)         $4,775,439
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,775,439)                                                         $4,775,439
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (3.8%)
                                                       SHARES                VALUE(a)
JPMorgan Prime Money Market Fund                     34,224,811           $34,224,811
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $34,224,811)                                                       $34,224,811
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $718,171,243)(h)                                                  $941,971,183
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Dec. 31, 2009:


                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS          VALUE(A)
----------------------------------------------------------------------------------------------------
Airlines                                                                  1.3%           $12,062,708
Auto Components                                                           0.6              5,039,125
Automobiles                                                               2.4             21,894,879
Beverages                                                                 1.0              9,029,975
Capital Markets                                                           0.6              5,153,142
Chemicals                                                                 0.7              6,321,166
Commercial Banks                                                         19.8            180,574,734
Communications Equipment                                                  0.7              6,306,779
Computers & Peripherals                                                   1.8             16,808,693
Construction & Engineering                                                2.7             24,356,139
Construction Materials                                                    0.5              4,598,135
Diversified Consumer Services                                             1.2             11,290,666
Diversified Financial Services                                            0.3              2,901,639
Diversified Telecommunication Services                                    1.2             11,250,371
Electric Utilities                                                        0.9              7,924,720
Electrical Equipment                                                      1.0              9,384,307
Electronic Equipment, Instruments & Components                            4.7             42,785,478
Energy Equipment & Services                                               0.5              4,820,282
Food & Staples Retailing                                                  3.7             33,417,388
Food Products                                                             0.5              4,652,029
Household Durables                                                        2.2             20,088,653
Household Products                                                        1.2             10,696,511
Industrial Conglomerates                                                  0.5              4,748,767
Insurance                                                                 3.0             27,243,004
Internet Software & Services                                              0.7              6,077,350
IT Services                                                               1.1             10,154,211
Marine                                                                    0.5              4,821,087
Media                                                                     1.5             13,649,492
Metals & Mining                                                          12.0            109,850,013
Multiline Retail                                                          2.7             24,941,859
Oil, Gas & Consumable Fuels                                              12.6            114,732,043
Personal Products                                                         0.7              6,197,313
Real Estate Management & Development                                      1.7             15,598,963
Semiconductors & Semiconductor Equipment                                  6.9             62,785,483


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  259

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - Emerging Markets Fund

                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS          VALUE(A)
----------------------------------------------------------------------------------------------------
Specialty Retail                                                          0.5%            $4,302,399
Thrifts & Mortgage Finance                                                1.0              8,892,598
Wireless Telecommunication Services                                       4.1             37,618,832
Other(1)                                                                  4.3             39,000,250
----------------------------------------------------------------------------------------------------
Total                                                                                   $941,971,183
----------------------------------------------------------------------------------------------------



(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



     ADR -- American Depository Receipt
     GDR -- Global Depository Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2009, the value of these securities amounted to $48,339,358 or 5.30% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2009 was $31,555,924, representing 3.46% of net assets. Information concerning such security holdings at Dec. 31, 2009 is as follows:

                                                                       ACQUISITION
     SECURITY                                                             DATES                 COST
     --------------------------------------------------------------------------------------------------
     Eurasia Drilling GDR                                        11-02-07 thru 09-22-08      $6,585,550
     Evraz Group GDR                                             05-06-09 thru 12-11-09       7,056,070
     Orascom Construction Inds GDR                               05-27-09 thru 11-25-09       8,586,426
     X5 Retail Group GDR                                         01-28-09 thru 02-24-09       1,450,239


(f) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(g) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(h) At Dec. 31, 2009, the cost of securities for federal income tax purposes was $753,973,925 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $194,093,212
     Unrealized depreciation                                                      (6,095,954)
     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $187,997,258
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
260  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments). Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  261

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - Emerging Markets Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                   FAIR VALUE AT DEC. 31, 2009
                                                ----------------------------------------------------------------
                                                     LEVEL 1           LEVEL 2
                                                  QUOTED PRICES         OTHER          LEVEL 3
                                                    IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)
    Auto Components                               $         --      $  5,039,125         $--        $  5,039,125
    Automobiles                                             --        21,894,879          --          21,894,879
    Beverages                                               --         9,029,975          --           9,029,975
    Capital Markets                                         --         5,153,142          --           5,153,142
    Chemicals                                               --         6,321,166          --           6,321,166
    Commercial Banks                                19,663,445       160,911,289          --         180,574,734
    Communications Equipment                                --         6,306,779          --           6,306,779
    Computers & Peripherals                                 --        16,808,693          --          16,808,693
    Construction & Engineering                              --        24,356,139          --          24,356,139
    Construction Materials                                  --         4,598,135          --           4,598,135
    Diversified Consumer Services                           --        11,290,666          --          11,290,666
    Diversified Financial Services                          --         2,901,639          --           2,901,639
    Electric Utilities                               4,416,630         3,508,090          --           7,924,720
    Electrical Equipment                                    --         9,384,307          --           9,384,307
    Electronic Equipment, Instruments &
     Components                                             --        42,785,478          --          42,785,478
    Energy Equipment & Services                             --         4,820,282          --           4,820,282
    Food & Staples Retailing                                --        33,417,388          --          33,417,388
    Food Products                                           --         4,652,029          --           4,652,029
    Household Durables                                      --        20,088,653          --          20,088,653
    Household Products                                      --        10,696,511          --          10,696,511
    Industrial Conglomerates                                --         4,748,767          --           4,748,767
    Insurance                                               --        27,243,004          --          27,243,004
    Internet Software & Services                            --         6,077,350          --           6,077,350
    IT Services                                             --        10,154,211          --          10,154,211
    Marine                                                  --         4,821,087          --           4,821,087
    Media                                            6,554,122         7,095,370          --          13,649,492
    Metals & Mining                                 68,933,347        40,916,666          --         109,850,013
    Multiline Retail                                        --        24,941,859          --          24,941,859
    Oil, Gas & Consumable Fuels                     46,531,684        68,200,359          --         114,732,043
    Personal Products                                       --         6,197,313          --           6,197,313
    Real Estate Management & Development                    --        15,598,963          --          15,598,963
    Semiconductors & Semiconductor Equipment         4,486,105        58,299,378          --          62,785,483
    Specialty Retail                                        --         4,302,399          --           4,302,399
    Thrifts & Mortgage Finance                              --         8,892,598          --           8,892,598
    Wireless Telecommunication Services             14,291,316        23,327,516          --          37,618,832
    All Other Industries(b)                         23,313,079                --          --          23,313,079
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                            188,189,728       714,781,205          --         902,970,933
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                    4,775,439                --          --           4,775,439
  Investments of Cash Collateral Received
    for Securities on Loan                          34,224,811                --          --          34,224,811
----------------------------------------------------------------------------------------------------------------
Total Other                                         39,000,250                --          --          39,000,250
----------------------------------------------------------------------------------------------------------------
Total                                             $227,189,978      $714,781,205         $--        $941,971,183
----------------------------------------------------------------------------------------------------------------


(a) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(b) All industry classifications are identified in the Portfolio of Investments.
(c) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.



--------------------------------------------------------------------------------
262  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  263

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Threadneedle VP - International Opportunity Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.4%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (4.5%)
Australia & New Zealand Banking Group                   201,231            $4,099,547
BHP Billiton                                            139,232             5,326,355
CSL                                                      95,226             2,768,292
Macquarie Group                                          74,534(d)          3,192,545
Newcrest Mining                                          99,833             3,161,237
QBE Insurance Group                                     141,998             3,239,471
Rio Tinto                                                51,968             3,468,074
                                                                      ---------------
Total                                                                      25,255,521
-------------------------------------------------------------------------------------

BELGIUM (2.5%)
Anheuser-Busch InBev                                     85,613             4,425,454
Colruyt                                                  25,194(d)          6,069,240
Fortis                                                  904,417(b)          3,342,943
                                                                      ---------------
Total                                                                      13,837,637
-------------------------------------------------------------------------------------

BRAZIL (2.4%)
Itau Unibanco Holding ADR                               179,482             4,099,369
Lojas Renner                                            121,600             2,741,755
OGX Petroleo e Gas Participacoes                        260,000             2,550,775
Vale ADR                                                157,627             3,912,302
                                                                      ---------------
Total                                                                      13,304,201
-------------------------------------------------------------------------------------

CANADA (1.5%)
Canadian Pacific Railway                                 75,000             4,055,081
Suncor Energy                                           120,000             4,251,158
                                                                      ---------------
Total                                                                       8,306,239
-------------------------------------------------------------------------------------

CHINA (2.5%)
China Life Insurance Series H                           656,000             3,209,967
China Natl Building Material Series H                 1,196,000(d)          2,457,270
China Shenhua Energy Series H                           567,000             2,752,376
Industrial & Commercial Bank of China Series
 H                                                    6,986,000             5,753,378
                                                                      ---------------
Total                                                                      14,172,991
-------------------------------------------------------------------------------------

FRANCE (8.4%)
Air Liquide                                              31,538             3,745,257
ALSTOM                                                   66,787             4,663,969
BNP Paribas                                              90,187             7,142,984
LVMH Moet Hennessy Louis Vuitton                         58,664             6,568,232
Publicis Groupe                                          88,199(d)          3,580,934
Sanofi-Aventis                                          139,413(d)         10,947,784
Schneider Electric                                       41,290             4,793,870
Societe Generale                                         84,179             5,840,193
                                                                      ---------------
Total                                                                      47,283,223
-------------------------------------------------------------------------------------

GERMANY (6.7%)
Daimler                                                 157,917             8,385,387
Fresenius Medical Care & Co                             180,390(d)          9,575,829
Linde                                                    50,490             6,051,870
SAP                                                     102,652             4,898,425
Siemens                                                  56,562(d)          5,196,062
ThyssenKrupp                                            100,489(d)          3,797,798
                                                                      ---------------
Total                                                                      37,905,371
-------------------------------------------------------------------------------------

HONG KONG (3.5%)
China Overseas Land & Investment                      2,030,740(d)          4,254,955
Hong Kong Exchanges and Clearing                        279,800             4,978,281
Li & Fung                                             1,728,000             7,144,262
Sun Hung Kai Properties                                 202,000             3,003,543
                                                                      ---------------
Total                                                                      19,381,041
-------------------------------------------------------------------------------------

INDONESIA (0.5%)
Bank Mandiri                                          6,141,000             3,029,999
-------------------------------------------------------------------------------------

IRELAND (0.6%)
C&C Group                                               818,474             3,522,328
-------------------------------------------------------------------------------------

ISRAEL (0.8%)
Teva Pharmaceutical Inds ADR                             77,641             4,361,871
-------------------------------------------------------------------------------------

JAPAN (15.4%)
Asahi Breweries                                          82,300             1,516,968
Bank of Kyoto                                            98,000(d)            792,738
Bridgestone                                              50,500               891,528
Canon                                                    68,450             2,914,105
Central Japan Railway                                        98               656,471
Chubu Electric Power                                     19,100               456,009
Daiichi Sankyo                                           54,400             1,141,769
Dainippon Screen Mfg                                     94,000(b,d)          414,980
DENSO                                                    30,200               913,291
East Japan Railway                                       25,000             1,583,293
Fast Retailing                                            4,500               846,409
Fujitsu                                                 168,000(d)          1,090,932
GOLDCREST                                                30,710(d)            860,641
Gunma Bank                                              150,000               767,779
Hitachi Construction Machinery                           15,000(d)            393,510
Honda Motor                                              72,900             2,475,396
Hoya                                                     62,800             1,677,013
INPEX                                                        36               272,419
Jafco                                                    14,200               343,939
JFE Holdings                                             32,100             1,269,898
JSR                                                      45,000(d)            916,570
JTEKT                                                    55,500               714,401
KDDI                                                        163               864,060
Kirin Holdings                                           35,000               561,747
Komatsu                                                  79,100(d)          1,657,228
Kubota                                                   32,000(d)            293,864
Kurita Water Inds                                        28,200               886,689
Kyocera                                                   6,600               581,733
Lawson                                                   27,000             1,193,422
Makita                                                   39,800             1,368,156
Mazda Motor                                             113,000(b)            260,045
Mitsubishi                                               76,200             1,899,565
Mitsubishi Electric                                     155,000(b)          1,152,370
Mitsubishi Estate                                        96,000             1,533,958
Mitsubishi UFJ Financial Group                          522,100             2,573,826
Mitsui & Co                                              62,600               888,766
Mitsui Fudosan                                           36,000               609,187
Mizuho Financial Group                                  505,100               909,055
Mizuno                                                   48,000(d)            235,975
Murata Mfg                                               11,900               594,374
NHK Spring                                               62,000(d)            577,736
Nidec                                                    19,100             1,766,701
Nidec Sankyo                                             65,000(d)            549,536
Nikon                                                    41,100               812,234
Nintendo                                                  5,900             1,410,274
Nippon Mining Holdings                                   76,500               328,588
Nippon Sheet Glass                                      333,000               955,078
Nippon Steel                                            217,000               879,991
Nippon Telegraph & Telephone                             34,400             1,360,001
Nippon Yusen Kabushiki Kaisha                           165,000               508,583
Nissan Motor                                            176,100(b)          1,548,800
Nissha Printing                                           9,700(d)            478,241
Nomura Holdings                                         274,200             2,040,780
NTT DoCoMo                                                  649               906,402
ORIX                                                      9,780               666,401
Osaka Gas                                               373,000             1,258,131
Pacific Golf Group Intl Holdings                          1,182               807,583
Panasonic                                                91,700             1,321,214
Rohm                                                      8,600               561,713
Seven & I Holdings                                       10,300               210,480
Sharp                                                    43,000               543,454
Shin-Etsu Chemical                                       32,100             1,813,773
Shinko Plantech                                          41,800               424,198
Shionogi & Co                                            40,300(d)            874,462
Shiseido                                                 64,500             1,240,625
Shizuoka Bank                                            53,000               461,716
Showa Denko                                             229,000               456,428
SMC                                                       6,000(d)            685,644
SoftBank                                                 32,000               750,772
Sony                                                     49,400             1,437,304
Stanley Electric                                         54,200             1,100,244
Sumitomo                                                 87,200               888,651
Sumitomo Heavy Inds                                      88,000(b)            445,872
Sumitomo Metal Inds                                     268,000               720,976


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
264  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Sumitomo Mitsui Financial Group                          27,900(d)           $801,246
T&D Holdings                                             18,700               384,882
Taisho Pharmaceutical                                    61,000             1,050,382
Tokio Marine Holdings                                    45,800             1,250,853
Tokyo Electric Power                                     58,000             1,456,882
Tokyo Electron                                           12,900               828,694
Tokyo Gas                                               251,000             1,002,707
Tokyo Tatemono                                           99,000               381,133
Toshiba                                                 149,000(b)            827,452
Toyoda Gosei                                             17,300               524,510
Toyota Motor                                            127,100             5,362,976
Trend Micro                                               7,800               296,516
Yamada Denki                                             10,570               713,644
                                                                      ---------------
Total                                                                      86,648,542
-------------------------------------------------------------------------------------

LUXEMBOURG (0.8%)
ArcelorMittal                                            94,863             4,329,487
-------------------------------------------------------------------------------------

MEXICO (0.6%)
Grupo Modelo Series C                                   221,400(b)          1,230,678
Wal-Mart de Mexico Series V                             415,800             1,856,023
                                                                      ---------------
Total                                                                       3,086,701
-------------------------------------------------------------------------------------

NETHERLANDS (4.3%)
Akzo Nobel                                               60,391             3,998,960
ASML Holding                                            101,607             3,463,969
ING Groep                                               681,694(b)          6,555,367
Koninklijke (Royal) KPN                                 592,261            10,052,206
                                                                      ---------------
Total                                                                      24,070,502
-------------------------------------------------------------------------------------

NORWAY (0.7%)
DNB NOR                                                 351,911(b)          3,797,661
-------------------------------------------------------------------------------------

PORTUGAL (0.5%)
Jeronimo Martins                                        291,789             2,913,885
-------------------------------------------------------------------------------------

SINGAPORE (0.8%)
DBS Group Holdings                                      423,000             4,598,919
-------------------------------------------------------------------------------------

SOUTH KOREA (1.3%)
Samsung Electronics                                       6,429             4,414,149
Shinhan Financial Group                                  75,890(b)          2,811,802
                                                                      ---------------
Total                                                                       7,225,951
-------------------------------------------------------------------------------------

SPAIN (3.5%)
Banco Santander                                         626,957            10,345,089
Telefonica                                              331,918             9,276,468
                                                                      ---------------
Total                                                                      19,621,557
-------------------------------------------------------------------------------------

SWEDEN (0.8%)
Atlas Copco Series A                                    292,530(d)          4,303,524
-------------------------------------------------------------------------------------

SWITZERLAND (8.6%)
Credit Suisse Group                                     175,592             8,693,605
Nestle                                                  280,641            13,611,974
Roche Holding                                            71,873            12,283,491
Swatch Group                                             71,156             3,384,882
Syngenta                                                 20,433             5,766,818
Xstrata                                                 267,144(b)          4,766,224
                                                                      ---------------
Total                                                                      48,506,994
-------------------------------------------------------------------------------------

TAIWAN (2.2%)
Hon Hai Precision Industry                            1,453,370             6,804,358
MediaTek                                                167,000             2,904,730
Taiwan Semiconductor Mfg                              1,437,149             2,899,710
                                                                      ---------------
Total                                                                      12,608,798
-------------------------------------------------------------------------------------

UNITED KINGDOM (25.0%)
Admiral Group                                           360,722             6,899,332
Aggreko                                                 373,729             5,580,925
AstraZeneca                                             147,391             6,929,038
Barclays                                                592,382             2,611,087
BG Group                                                836,174            15,102,702
BP                                                    1,212,526            11,711,862
British American Tobacco                                297,172             9,650,075
Burberry Group                                          543,113             5,217,952
Hammerson                                               603,972             4,112,124
Invensys                                                775,516             3,731,980
Kingfisher                                              732,597             2,697,648
Legal & General Group                                 3,365,515             4,330,939
Lonmin                                                  121,237(b)          3,811,314
Next                                                     77,098             2,578,624
Reckitt Benckiser Group                                 194,372            10,524,518
Rio Tinto                                               206,677            11,163,226
Standard Chartered                                      424,824            10,728,266
Tesco                                                 1,013,503             6,994,027
Tullow Oil                                              436,007             9,150,346
Whitbread                                               176,881             4,014,919
Wm Morrison Supermarkets                                640,890             2,860,271
                                                                      ---------------
Total                                                                     140,401,175
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $473,269,485)                                                     $552,474,118
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%               9,388,358(e)         $9,388,358
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,388,358)                                                         $9,388,358
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (6.5%)
                                                       SHARES                VALUE(a)
JPMorgan Prime Money Market Fund                     36,656,522           $36,656,522
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $36,656,522)                                                       $36,656,522
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $519,314,365)(f)                                                  $598,518,998
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  265

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - International Opportunity Fund


SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Dec. 31, 2009:


                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS          VALUE(A)
----------------------------------------------------------------------------------------------------
Auto Components                                                           0.7%            $4,007,309
Automobiles                                                               3.2             18,032,604
Beverages                                                                 2.0             11,257,175
Biotechnology                                                             0.5              2,768,292
Building Products                                                         0.2                955,078
Capital Markets                                                           2.5             14,270,869
Chemicals                                                                 4.1             22,749,676
Commercial Banks                                                         12.8             71,164,654
Commercial Services & Supplies                                            1.1              6,059,166
Computers & Peripherals                                                   0.3              1,918,384
Construction Materials                                                    0.4              2,457,270
Consumer Finance                                                          0.1                666,401
Distributors                                                              1.3              7,144,262
Diversified Financial Services                                            2.1             11,533,649
Diversified Telecommunication Services                                    3.7             20,688,675
Electric Utilities                                                        0.3              1,912,891
Electrical Equipment                                                      1.9             10,610,209
Electronic Equipment, Instruments & Components                            2.1             11,973,715
Energy Equipment & Services                                               0.1                424,198
Food & Staples Retailing                                                  3.9             22,097,348
Food Products                                                             2.4             13,611,974
Gas Utilities                                                             0.4              2,260,838
Health Care Providers & Services                                          1.7              9,575,829
Hotels, Restaurants & Leisure                                             0.9              4,822,502
Household Durables                                                        1.0              5,530,769
Household Products                                                        1.9             10,524,518
Industrial Conglomerates                                                  0.9              5,196,062
Insurance                                                                 4.0             22,658,387
Leisure Equipment & Products                                              0.2              1,048,209
Machinery                                                                 2.3             13,112,712
Marine                                                                    0.1                508,583
Media                                                                     0.6              3,580,934
Metals & Mining                                                           8.4             46,606,881
Multiline Retail                                                          0.9              5,320,379
Office Electronics                                                        0.5              2,914,105
Oil, Gas & Consumable Fuels                                               8.2             46,120,226
Personal Products                                                         0.2              1,240,625
Pharmaceuticals                                                           6.7             37,588,797
Real Estate Investment Trusts (REITs)                                     0.7              4,112,124
Real Estate Management & Development                                      1.7              9,782,776
Road & Rail                                                               1.1              6,294,845
Semiconductors & Semiconductor Equipment                                  2.8             15,487,945
Software                                                                  1.2              6,605,215
Specialty Retail                                                          0.8              4,257,701
Textiles, Apparel & Luxury Goods                                          2.7             15,171,066
Tobacco                                                                   1.7              9,650,075
Trading Companies & Distributors                                          0.7              3,676,982
Wireless Telecommunication Services                                       0.4              2,521,234
Other(1)                                                                  8.2             46,044,880
----------------------------------------------------------------------------------------------------
Total                                                                                   $598,518,998
----------------------------------------------------------------------------------------------------



(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
266  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  -- American Depository Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(f) At Dec. 31, 2009, the cost of securities for federal income tax purposes was $532,620,185 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $82,036,880
     Unrealized depreciation                                                     (16,138,067)
     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $65,898,813
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  267

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - International Opportunity Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
268  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                                   FAIR VALUE AT DEC. 31, 2009
                                                ----------------------------------------------------------------
                                                     LEVEL 1           LEVEL 2
                                                  QUOTED PRICES         OTHER          LEVEL 3
                                                    IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)
    Auto Components                                $        --      $  4,007,309         $--        $  4,007,309
    Automobiles                                             --        18,032,604          --          18,032,604
    Beverages                                               --        11,257,175          --          11,257,175
    Biotechnology                                           --         2,768,292          --           2,768,292
    Building Products                                       --           955,078          --             955,078
    Capital Markets                                         --        14,270,869          --          14,270,869
    Chemicals                                               --        22,749,676          --          22,749,676
    Commercial Banks                                 4,099,369        67,065,285          --          71,164,654
    Commercial Services & Supplies                          --         6,059,166          --           6,059,166
    Computers & Peripherals                                 --         1,918,384          --           1,918,384
    Construction Materials                                  --         2,457,270          --           2,457,270
    Consumer Finance                                        --           666,401          --             666,401
    Distributors                                            --         7,144,262          --           7,144,262
    Diversified Financial Services                          --        11,533,649          --          11,533,649
    Diversified Telecommunication Services                  --        20,688,675          --          20,688,675
    Electric Utilities                                      --         1,912,891          --           1,912,891
    Electrical Equipment                                    --        10,610,209          --          10,610,209
    Electronic Equipment, Instruments &
     Components                                             --        11,973,715          --          11,973,715
    Energy Equipment & Services                             --           424,198          --             424,198
    Food & Staples Retailing                                --        22,097,348          --          22,097,348
    Food Products                                           --        13,611,974          --          13,611,974
    Gas Utilities                                           --         2,260,838          --           2,260,838
    Health Care Providers & Services                        --         9,575,829          --           9,575,829
    Hotels, Restaurants & Leisure                           --         4,822,502          --           4,822,502
    Household Durables                                      --         5,530,769          --           5,530,769
    Household Products                                      --        10,524,518          --          10,524,518
    Industrial Conglomerates                                --         5,196,062          --           5,196,062
    Insurance                                               --        22,658,387          --          22,658,387
    Leisure Equipment & Products                            --         1,048,209          --           1,048,209
    Machinery                                               --        13,112,712          --          13,112,712
    Marine                                                  --           508,583          --             508,583
    Media                                                   --         3,580,934          --           3,580,934
    Metals & Mining                                  3,912,302        42,694,579          --          46,606,881
    Multiline Retail                                        --         5,320,379          --           5,320,379
    Office Electronics                                      --         2,914,105          --           2,914,105
    Oil, Gas & Consumable Fuels                      4,251,158        41,869,068          --          46,120,226
    Personal Products                                       --         1,240,625          --           1,240,625
    Pharmaceuticals                                  4,361,872        33,226,925          --          37,588,797
    Real Estate Investment Trusts (REITs)                   --         4,112,124          --           4,112,124
    Real Estate Management & Development                    --         9,782,776          --           9,782,776
    Road & Rail                                      4,055,081         2,239,764          --           6,294,845
    Semiconductors & Semiconductor Equipment                --        15,487,945          --          15,487,945
    Software                                                --         6,605,215          --           6,605,215
    Specialty Retail                                        --         4,257,701          --           4,257,701
    Textiles, Apparel & Luxury Goods                        --        15,171,066          --          15,171,066
    Tobacco                                                 --         9,650,075          --           9,650,075
    Trading Companies & Distributors                        --         3,676,982          --           3,676,982
    Wireless Telecommunication Services                     --         2,521,234          --           2,521,234

----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  269

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - International Opportunity Fund

FAIR VALUE MEASUREMENTS (CONTINUED)



                                                                   FAIR VALUE AT DEC. 31, 2009
                                                ----------------------------------------------------------------
                                                     LEVEL 1           LEVEL 2
                                                  QUOTED PRICES         OTHER          LEVEL 3
                                                    IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                            $20,679,782      $531,794,336         $--        $552,474,118
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                    9,388,358                --          --           9,388,358
  Investments of Cash Collateral Received
    for Securities on Loan                          36,656,522                --          --          36,656,522
----------------------------------------------------------------------------------------------------------------
Total Other                                         46,044,880                --          --          46,044,880
----------------------------------------------------------------------------------------------------------------
Total                                              $66,724,662      $531,794,336         $--        $598,518,998
----------------------------------------------------------------------------------------------------------------


(a) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
270  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------

                                                        RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                      PARTNERS VP --      PARTNERS VP --      PARTNERS VP --
                                                        FUNDAMENTAL           SELECT             SMALL CAP
DEC. 31, 2009                                           VALUE FUND          VALUE FUND          VALUE FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $1,669,159,167, $11,655,809 and
    $1,057,544,818)                                   $1,927,386,283        $13,568,363       $1,197,795,954
  Affiliated money market fund
  (identified cost $97,009,241, $326,461 and
    $134,740,175)                                         97,009,241            326,461          134,740,175
  Investments of cash collateral received for
  securities on loan
  (identified cost $382,736,913, $-- and
    $366,791,040)                                        382,736,913                 --          366,791,040
------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $2,148,905,321, $11,982,270 and
    $1,559,076,033)                                    2,407,132,437         13,894,824        1,699,327,169
Cash                                                          26,298                 --                    5
Capital shares receivable                                    917,092             17,665              357,742
Dividends and accrued interest receivable                  1,762,329             16,815            1,281,378
Receivable for investment securities sold                  1,139,036             98,340            1,993,539
Receivable from Investment Manager                                --              4,228                4,333
Reclaims receivable                                           89,246                517                5,130
------------------------------------------------------------------------------------------------------------
Total assets                                           2,411,066,438         14,032,389        1,702,969,296
------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                   --              1,515                   --
Capital shares payable                                     1,744,409             12,320            1,129,862
Payable for investment securities purchased                2,165,442             38,091           11,808,471
Payable upon return of securities loaned                 382,736,913                 --          366,791,040
Accrued investment management services fees                1,176,427              9,157            1,008,056
Accrued distribution fees                                    210,437              1,468              137,211
Accrued transfer agency fees                                 101,006                704               65,859
Accrued administrative services fees                          90,544                704               83,207
Other accrued expenses                                       145,754             30,574              119,983
------------------------------------------------------------------------------------------------------------
Total liabilities                                        388,370,932             94,533          381,143,689
------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares           $2,022,695,506        $13,937,856       $1,321,825,607
------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Partners' capital                                     $2,022,695,506        $13,937,856       $1,321,825,607
------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                  $2,022,695,506        $13,937,856       $1,321,825,607
------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest                225,805,975          1,519,248          107,785,798
------------------------------------------------------------------------------------------------------------
Net asset value per share                             $         8.96        $      9.17       $        12.26
------------------------------------------------------------------------------------------------------------
*Value of securities on loan                          $  370,366,808        $        --       $  353,206,695
------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  271

STATEMENTS OF ASSETS AND LIABILITIES (continued)  ------------------------------




                                                                           RIVERSOURCE VP --      RIVERSOURCE VP --
                                                    RIVERSOURCE VP --             CASH               DIVERSIFIED
                                                         BALANCED              MANAGEMENT                BOND
DEC. 31, 2009                                              FUND                   FUND                   FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $910,550,371, $961,209,575 and
    $6,197,781,784)                                   $1,048,343,636          $961,209,575          $6,276,541,947
  Affiliated money market fund
  (identified cost $58,752,180, $-- and
    $426,526,732)                                         58,752,180                    --             426,526,732
  Investments of cash collateral received for
  securities on loan
  (identified cost $164,318,063, $-- and
    $920,216,096)                                        164,318,063                    --             920,216,096
-------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $1,133,620,614, $961,209,575
    and $7,544,524,612)                                1,271,413,879           961,209,575           7,623,284,775
Cash                                                         118,490               114,935               2,166,586
Capital shares receivable                                     40,814               579,605               2,044,679
Foreign currency holdings
  (identified cost $112,946, $--  and $1,703,605)            111,355                    --               1,679,611
Dividends and accrued interest receivable                  3,746,841                77,727              48,254,442
Receivable for investment securities sold                 17,737,767                    --             280,486,048
Receivable from Investment Manager                                --               352,621                      --
Reclaims receivable                                            5,906                    --                  28,275
Unrealized appreciation on forward foreign
  currency contracts                                              --                    --               1,561,803
-------------------------------------------------------------------------------------------------------------------
Total assets                                           1,293,175,052           962,334,463           7,959,506,219
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                 --                   260                      --
Options contracts written, at value (premium
  received $-- , $-- and $15,756,000)                             --                    --              15,710,634
Capital shares payable                                     1,455,087             2,703,581               5,702,943
Payable for investment securities purchased               24,593,788                    --             276,025,806
Payable for securities purchased on a forward-
  commitment basis                                        85,548,412                    --           1,160,010,755
Payable upon return of securities loaned                 164,318,063                    --             920,216,096
Variation margin payable on futures contracts                 65,249                    --                 375,198
Unrealized depreciation on forward foreign
  currency contracts                                              --                    --                 577,105
Accrued investment management services fees                  459,696               274,992               2,048,351
Accrued distribution fees                                    108,532               104,165                 592,894
Accrued transfer agency fees                                  52,094                49,998                 284,579
Accrued administrative services fees                          49,781                47,954                 269,004
Other accrued expenses                                       130,736               131,272                 482,478
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                        276,781,438             3,312,222           2,382,295,843
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares           $1,016,393,614          $959,022,241          $5,577,210,376
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value       $           --          $  9,612,426          $    5,182,731
Additional paid-in capital                                        --           952,031,054           5,480,635,959
Undistributed (excess of distributions over) net
  investment income                                               --               (15,486)            205,910,084
Accumulated net realized gain (loss)                              --            (2,605,753)           (192,570,980)
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in
  foreign currencies                                              --                    --              78,052,582
Partners' capital                                      1,016,393,614                    --                      --
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                  $1,016,393,614          $959,022,241          $5,577,210,376
-------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest                 82,704,084           961,242,646             518,273,146
-------------------------------------------------------------------------------------------------------------------
Net asset value per share                             $        12.29          $       1.00          $        10.76
-------------------------------------------------------------------------------------------------------------------
*Value of securities on loan                          $  159,079,502          $         --          $1,130,723,650
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
272  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------





                                                    RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                       DIVERSIFIED              DYNAMIC                 GLOBAL
                                                      EQUITY INCOME              EQUITY                  BOND
DEC. 31, 2009                                              FUND                   FUND                   FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $3,333,403,112, $1,258,987,452
    and $1,528,209,123)                               $3,800,094,805         $1,384,545,836         $1,613,656,194
  Affiliated money market fund
  (identified cost $122,127,629, $3,010,945 and
    $49,811,871)                                         122,127,629              3,010,945             49,811,871
  Investments of cash collateral received for
  securities on loan
  (identified cost $940,567,761, $329,299,847 and
    $66,561,988)                                         940,567,761            329,299,847             66,561,988
-------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $4,396,098,502, $1,591,298,244
    and $1,644,582,982)                                4,862,790,195          1,716,856,628          1,730,030,053
Cash                                                         219,635                     --                 51,228
Capital shares receivable                                    916,002                 74,778                873,267
Foreign currency holdings
  (identified cost $-- , $1,716 and $8,202,434)                   --                  1,708              8,150,471
Dividends and accrued interest receivable                  5,864,667              1,467,884             22,025,399
Receivable for investment securities sold                         --             66,385,276              1,337,711
Unrealized appreciation on forward foreign
  currency contracts                                              --                     --                  1,181
Receivable from Investment Manager                                --                     --                 16,044
Reclaims receivable                                           91,097                 50,288                392,137
-------------------------------------------------------------------------------------------------------------------
Total assets                                           4,869,881,596          1,784,836,562          1,762,877,491
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                   --                  1,058                     --
Capital shares payable                                     3,839,875              2,117,567              1,325,699
Payable for investment securities purchased               65,284,422             59,000,731             13,184,393
Payable upon return of securities loaned                 940,567,761            329,299,847             66,561,988
Variation margin payable on futures contracts                     --                 78,743                 91,014
Unrealized depreciation on forward foreign
  currency contracts                                              --                     --              4,098,063
Accrued investment management services fees                1,834,401                702,036                942,811
Accrued distribution fees                                    406,434                148,002                179,383
Accrued transfer agency fees                                 195,082                 71,039                 86,101
Accrued administrative services fees                         161,908                 65,569                106,823
Other accrued expenses                                       275,194                138,490                204,497
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,012,565,077            391,623,082             86,780,772
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares           $3,857,316,519         $1,393,213,480         $1,676,096,719
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value       $           --         $           --         $    1,457,791
Additional paid-in capital                                        --                     --          1,604,380,709
Undistributed net investment income                               --                     --              2,192,963
Accumulated net realized gain (loss)                              --                     --            (12,571,555)
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in
  foreign currencies                                              --                     --             80,636,811
Partners' capital                                      3,857,316,519          1,393,213,480                     --
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                  $3,857,316,519         $1,393,213,480         $1,676,096,719
-------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest                342,197,091             84,616,864            145,779,078
-------------------------------------------------------------------------------------------------------------------
Net asset value per share                             $        11.27         $        16.46         $        11.50
-------------------------------------------------------------------------------------------------------------------
*Value of securities on loan                          $  910,996,534         $  318,490,875         $  102,498,855
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  273

STATEMENTS OF ASSETS AND LIABILITIES (continued)  ------------------------------




                                                    RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                     GLOBAL INFLATION          HIGH YIELD               INCOME
                                                        PROTECTED                 BOND              OPPORTUNITIES
DEC. 31, 2009                                        SECURITIES FUND              FUND                   FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $2,161,843,644, $655,184,673
    and $1,805,460,021)                               $2,206,655,729         $ 694,737,383          $1,937,485,949
  Affiliated money market fund
  (identified cost $93,826,563, $28,776,383 and
    $27,347,990)                                          93,826,563            28,776,383              27,347,990
  Investments of cash collateral received for
  securities on loan
  (identified cost $490,694,773, $56,148,502 and
    $279,487,381)                                        490,694,773            56,148,502             279,487,381
-------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $2,746,364,980, $740,109,558
    and $2,112,295,392)                                2,791,177,065           779,662,268           2,244,321,320
Capital shares receivable                                  1,097,099               251,896                 813,745
Foreign currency holdings
  (identified cost $3,688,341, $-- and $--)                3,612,689                    --                      --
Dividends and accrued interest receivable                 16,370,687            12,509,864              36,128,730
Receivable for investment securities sold                         --             2,400,013              20,369,309
Unrealized appreciation on forward foreign
  currency contracts                                      29,503,604                    --                      --
Margin deposits on futures contracts                       1,472,920                    --                      --
-------------------------------------------------------------------------------------------------------------------
Total assets                                           2,843,234,064           794,824,041           2,301,633,104
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                   --                34,521                   1,779
Capital shares payable                                     2,036,524             1,318,225               2,110,670
Payable for investment securities purchased                       --             4,123,280               7,246,829
Payable for securities purchased on a forward-
  commitment basis                                                --             5,540,058               7,320,350
Payable upon return of securities loaned                 490,694,773            56,148,502             279,487,381
Variation margin payable on futures contracts                311,431                    --                      --
Unrealized depreciation on forward foreign
  currency contracts                                         555,553                    --                      --
Accrued investment management services fees                  840,130               364,382               1,001,666
Accrued distribution fees                                    248,859                77,200                 209,498
Accrued transfer agency fees                                 119,448                37,055                 100,556
Accrued administrative services fees                         125,819                42,267                 106,926
Other accrued expenses                                       181,214                93,819                 138,214
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                        495,113,751            67,779,309             297,723,869
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares           $2,348,120,313         $ 727,044,732          $2,003,909,235
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value       $    2,497,159         $   1,084,143          $    1,870,597
Additional paid-in capital                             2,382,496,047           873,658,083           1,833,010,434
Undistributed (excess of distributions over) net
  investment income                                     (112,841,078)           63,675,404             115,395,221
Accumulated net realized gain (loss)                       4,812,752          (250,925,608)            (78,392,945)
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in
  foreign currencies                                      71,155,433            39,552,710             132,025,928
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                  $2,348,120,313         $ 727,044,732          $2,003,909,235
-------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest                249,715,850           108,414,334             187,059,667
-------------------------------------------------------------------------------------------------------------------
Net asset value per share                             $         9.40         $        6.71          $        10.71
-------------------------------------------------------------------------------------------------------------------
*Value of securities on loan                          $  615,869,602         $  55,060,441          $  274,204,467
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
274  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------





                                                    RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                         MID CAP                MID CAP                S&P 500
                                                          GROWTH                 VALUE                  INDEX
DEC. 31, 2009                                              FUND                   FUND                   FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $348,199,783, $207,830,644 and
    $205,619,113)                                      $371,358,335           $238,686,922           $218,136,993
  Affiliated money market fund
  (identified cost $7,092,412, $9,669,557 and
    $1,958,970)                                           7,092,412              9,669,557              1,958,970
  Investments of cash collateral received for
  securities on loan
  (identified cost $105,925,216, $29,772,481 and
    $10,311,501)                                        105,925,216             29,772,481             10,311,501
-------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $461,217,411, $247,272,682 and
    $217,889,584)                                       484,375,963            278,128,960            230,407,464
Cash                                                             --                  9,918                    293
Capital shares receivable                                    27,656                 28,363                286,068
Dividends and accrued interest receivable                   278,227                319,433                298,518
Receivable for investment securities sold                 2,093,313                321,315                     --
Reclaims receivable                                              99                     63                     --
-------------------------------------------------------------------------------------------------------------------
Total assets                                            486,775,258            278,808,052            230,992,343
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payables                                     406,531                228,401                251,122
Payable for investment securities purchased                      --              6,175,587                     --
Payable upon return of securities loaned                105,925,216             29,772,481             10,311,501
Variation margin payable on futures contracts                    --                     --                 19,950
Accrued investment management services fees                 222,783                141,925                 41,091
Accrued distribution fees                                    39,783                 25,344                 23,347
Accrued administrative services fees                         19,095                 12,165                 11,206
Accrued transfer agency fees                                 19,095                 12,165                 11,206
Other accrued expenses                                       64,759                 50,072                 65,941
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                       106,697,262             36,418,140             10,735,364
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares            $380,077,996           $242,389,912           $220,256,979
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Partners' capital                                      $380,077,996           $242,389,912           $220,256,979
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                   $380,077,996           $242,389,912           $220,256,979
-------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest                33,032,900             27,121,003             29,342,785
-------------------------------------------------------------------------------------------------------------------
Net asset value per share                              $      11.51           $       8.94           $       7.51
-------------------------------------------------------------------------------------------------------------------
*Value of securities on loan                           $102,193,346           $ 28,872,922           $  9,946,250
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  275

STATEMENTS OF ASSETS AND LIABILITIES (continued)  ------------------------------




                                                      RIVERSOURCE VP --                          SELIGMAN VP --
                                                        SHORT DURATION       SELIGMAN VP --        LARGER-CAP
                                                       U.S. GOVERNMENT           GROWTH               VALUE
DEC. 31, 2009                                                FUND                 FUND                FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $537,688,124, $195,583,273 and
    $12,174,653)                                         $540,589,824         $239,681,183         $14,828,812
  Affiliated money market fund
  (identified cost $26,455,523, $1,179,701 and
    $36,726)                                               26,455,523            1,179,701              36,726
  Investments of cash collateral received for
  securities on loan
  (identified cost $24,617,844, $16,515,142 and
    $562,991)                                              24,617,844           16,515,142             562,991
---------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $588,761,491, $213,278,116 and
    $12,774,370)                                          591,663,191          257,376,026          15,428,529
Capital shares receivable                                     221,027               16,393               3,178
Cash                                                           74,504                   --                  --
Dividends and accrued interest receivable                   1,944,114              166,319              22,911
Receivable for investment securities sold                  32,414,116            1,238,156                  --
Receivable from Investment Manager                                 --                   --               2,159
Reclaims receivable                                                --               32,309                 176
---------------------------------------------------------------------------------------------------------------
Total assets                                              626,316,952          258,829,203          15,456,953
---------------------------------------------------------------------------------------------------------------
LIABILITIES
Forward sale commitments at value (proceeds
  receivable $24,407,715, $-- and $--)                     24,260,066                   --                  --
Capital shares payable                                        495,437              335,899              13,613
Payable for investment securities purchased                        --            1,353,259                  --
Payable for securities purchased on a forward-
  commitment basis                                         57,225,085                   --                  --
Variation margin payable on futures contracts                 106,479                   --                  --
Payable upon return of securities loaned                   24,617,844           16,515,142             562,991
Accrued investment management services fees                   212,559              121,233               7,643
Accrued distribution fees                                      55,354               25,257               1,592
Accrued transfer agency fees                                   26,569               12,123                 764
Accrued administrative services fees                           30,907               12,123                 764
Other accrued expenses                                         78,706               50,539              28,555
---------------------------------------------------------------------------------------------------------------
Total liabilities                                         107,109,006           18,425,575             615,922
---------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares              $519,207,946         $240,403,628         $14,841,031
---------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value          $    510,575         $         --         $        --
Additional paid-in capital                                530,861,942                   --                  --
Undistributed net investment income                        10,656,988                   --                  --
Accumulated net realized gain (loss)                      (24,977,088)                  --                  --
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in
  foreign currencies                                        2,155,529                   --                  --
Partners' capital                                                  --         $240,403,628         $14,841,031
---------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                     $519,207,946         $240,403,628         $14,841,031
---------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest                  51,057,516           41,299,711           1,785,086
---------------------------------------------------------------------------------------------------------------
Net asset value per share                                $      10.17         $       5.82         $      8.31
---------------------------------------------------------------------------------------------------------------
*Value of securities on loan                             $ 40,678,450         $ 16,010,971         $   547,009
---------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
276  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------





                                                    SELIGMAN VP --      THREADNEEDLE VP --      THREADNEEDLE VP --
                                                      SMALLER-CAP            EMERGING              INTERNATIONAL
                                                         VALUE                MARKETS               OPPORTUNITY
DEC. 31, 2009                                            FUND                  FUND                    FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $50,420,236, $679,170,993 and
    $473,269,485)                                     $79,105,085          $ 902,970,933           $ 552,474,118
  Affiliated money market fund
  (identified cost $91,676, $4,775,439 and
    $9,388,358)                                            91,676              4,775,439               9,388,358
  Investments of cash collateral received for
  securities on loan
  (identified cost $14,959,000, $34,224,811 and
    $36,656,522)                                       14,959,000             34,224,811              36,656,522
------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $65,470,912, $718,171,243 and
    $519,314,365)                                      94,155,761            941,971,183             598,518,998
Cash                                                           --                 80,509                 344,542
Foreign currency holdings
  (identified cost $-- , $4,994,466 and $142,944)              --              5,011,799                 144,236
Capital shares receivable                                   6,334                368,323                 299,610
Dividends and accrued interest receivable                   9,321                654,672                 190,544
Receivable for investment securities sold                      --                     --                      10
Reclaims receivable                                            --                  3,342               1,176,223
------------------------------------------------------------------------------------------------------------------
Total assets                                           94,171,416            948,089,828             600,674,163
------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                    214,815                904,460                 805,129
Payable for investment securities purchased                    --                     --                 888,380
Payable upon return of securities loaned               14,959,000             34,224,811              36,656,522
Accrued investment management services fees                52,563                815,418                 373,920
Accrued distribution fees                                   8,317                 94,946                  59,667
Accrued transfer agency fees                                3,992                 45,572                  28,639
Accrued administrative services fees                        5,323                 59,090                  37,923
Other accrued expenses                                     32,652                234,465                 132,618
------------------------------------------------------------------------------------------------------------------
Total liabilities                                      15,276,662             36,378,762              38,982,798
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares           $78,894,754          $ 911,711,066           $ 561,691,365
------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value       $        --          $     599,778           $     521,717
Additional paid-in capital                                     --            851,770,193             783,331,821
Undistributed net investment income                            --              4,354,822               1,453,438
Accumulated net realized gain (loss)                           --           (168,835,685)           (303,036,820)
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in
  foreign currencies                                           --            223,821,958              79,421,209
Partners' capital                                      78,894,754                     --                      --
------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                  $78,894,754          $ 911,711,066           $ 561,691,365
------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest               8,691,113             59,977,772              52,171,704
------------------------------------------------------------------------------------------------------------------
Net asset value per share                             $      9.08          $       15.20           $       10.77
------------------------------------------------------------------------------------------------------------------
*Value of securities on loan                          $14,365,557          $  31,937,955           $  34,816,180
------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  277

STATEMENTS OF OPERATIONS -------------------------------------------------------

                                                          RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                        PARTNERS VP --      PARTNERS VP --      PARTNERS VP --
                                                          FUNDAMENTAL           SELECT             SMALL CAP
YEAR ENDED DEC. 31, 2009                                  VALUE FUND          VALUE FUND          VALUE FUND
INVESTMENT INCOME
Income:
Dividends                                                $  20,199,798        $   305,948        $ 16,612,746
Interest                                                       881,823                 --                  --
Income distributions from affiliated money market fund         248,239                926             360,234
Income from securities lending -- net                          578,182                 --             996,321
  Less foreign taxes withheld                                 (248,539)              (368)            (60,396)
--------------------------------------------------------------------------------------------------------------
Total income                                                21,659,503            306,506          17,908,905
--------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                          9,259,332             97,939          10,479,008
Distribution fees                                            1,709,040             15,120           1,328,107
Transfer agency fees                                           820,311              7,258             637,470
Administrative services fees                                   755,897              7,258             816,185
Compensation of board members                                   41,563                368              32,452
Custodian fees                                                  40,825             34,155              27,060
Printing and postage                                           104,093              1,767             120,550
Professional fees                                               39,467             24,776              37,334
Other                                                           94,219                 --              56,465
--------------------------------------------------------------------------------------------------------------
Total expenses                                              12,864,747            188,641          13,534,631
  Expenses waived/reimbursed by the Investment Manager
    and its affiliates                                              --            (47,151)           (160,852)
--------------------------------------------------------------------------------------------------------------
Total net expenses                                          12,864,747            141,490          13,373,779
--------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              8,794,756            165,016           4,535,126
--------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                   (136,482,326)        (2,658,203)        (73,244,766)
  Foreign currency transactions                               (245,259)               163                  --
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                   (136,727,585)        (2,658,040)        (73,244,766)
Net change in unrealized appreciation (depreciation)
  on investments
  and on translation of assets and liabilities in
  foreign currencies                                       597,083,464          6,295,891         426,423,816
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies      460,355,879          3,637,851         353,179,050
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             $ 469,150,635        $ 3,802,867        $357,714,176
--------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
278  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




                                                                           RIVERSOURCE VP --      RIVERSOURCE VP --
                                                    RIVERSOURCE VP --             CASH               DIVERSIFIED
                                                         BALANCED              MANAGEMENT                BOND
YEAR ENDED DEC. 31, 2009                                   FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividends                                             $  17,350,753           $        --            $         --
Interest                                                 15,660,257             6,999,210             239,046,446
Income distributions from affiliated money market
  fund                                                      166,634                    --               1,342,216
Income from securities lending -- net                       210,687                    --               2,307,455
  Less foreign taxes withheld                               (84,892)                   --                 (34,310)
-------------------------------------------------------------------------------------------------------------------
Total income                                             33,303,439             6,999,210             242,661,807
-------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                       4,358,029             4,260,259              21,852,431
Distribution fees                                         1,196,662             1,635,518               6,281,686
Transfer agency fees                                        574,378               785,036               3,015,106
Administrative services fees                                551,091               729,115               2,887,639
Compensation of board members                                29,097                39,439                 155,412
Custodian fees                                               65,662                30,900                 150,060
Printing and postage                                         83,250               223,700                 734,800
Professional fees                                            60,893                47,246                  99,111
Temporary Guarantee Program participation fees
  (Note 4)                                                       --               611,518                      --
Other                                                        89,434                32,919                 252,563
-------------------------------------------------------------------------------------------------------------------
Total expenses                                            7,008,496             8,395,650              35,428,808
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                   --            (2,314,101)                     --
-------------------------------------------------------------------------------------------------------------------
Total net expenses                                        7,008,496             6,081,549              35,428,808
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          26,294,943               917,661             207,232,999
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                (131,068,710)           (2,770,034)             (8,520,936)
  Foreign currency transactions                              (4,724)                   --               1,487,881
  Futures contracts                                      (6,041,891)                   --              (8,681,891)
  Options contracts written                                      --                    --                 402,749
  Swap transactions                                          49,029                    --                 340,047
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                (137,066,296)           (2,770,034)            (14,972,150)
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                    322,604,644                   243             475,084,198
Increase from payments by affiliate (Note 12)                    --               960,033                      --
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                            185,538,348            (1,809,758)            460,112,048
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $ 211,833,291           $  (892,097)           $667,345,047
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  279

STATEMENTS OF OPERATIONS (continued)  ------------------------------------------




                                                    RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                       DIVERSIFIED              DYNAMIC                 GLOBAL
                                                      EQUITY INCOME              EQUITY                  BOND
YEAR ENDED DEC. 31, 2009                                   FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividends                                             $   90,203,913         $  29,810,107           $         --
Interest                                                   1,238,094                    --             56,232,068
Income distributions from affiliated money market
  fund                                                       227,853                51,027                110,636
Income from securities lending -- net                      1,452,282             2,834,083                167,697
  Less foreign taxes withheld                               (735,138)                   (5)              (154,292)
-------------------------------------------------------------------------------------------------------------------
Total income                                              92,387,004            32,695,212             56,356,109
-------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                       15,923,618             5,645,020              9,958,933
Distribution fees                                          3,981,805             1,588,691              1,881,865
Transfer agency fees                                       1,911,201               762,546                903,264
Administrative services fees                               1,635,524               710,424              1,126,031
Compensation of board members                                 96,833                38,526                 46,397
Custodian fees                                                37,750                39,260                231,100
Printing and postage                                         297,350                79,825                200,750
Professional fees                                             65,747                63,971                 54,093
Other                                                        186,789                60,017                170,640
-------------------------------------------------------------------------------------------------------------------
Total expenses                                            24,136,617             8,988,280             14,573,073
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                    --                    --               (116,492)
-------------------------------------------------------------------------------------------------------------------
Total net expenses                                        24,136,617             8,988,280             14,456,581
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           68,250,387            23,706,932             41,899,528
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                 (767,455,957)         (156,754,282)              (975,611)
  Foreign currency transactions                               (7,751)                 (773)             7,724,447
  Futures contracts                                               --            (3,998,966)             1,504,993
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 (767,463,708)         (160,754,021)             8,253,829
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                   1,567,991,626           412,011,998            110,250,697
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                             800,527,918           251,257,977            118,504,526
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $  868,778,305         $ 274,964,909           $160,404,054
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
280  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




                                                    RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                     GLOBAL INFLATION          HIGH YIELD               INCOME
                                                        PROTECTED                 BOND              OPPORTUNITIES
YEAR ENDED DEC. 31, 2009                             SECURITIES FUND              FUND                   FUND
INVESTMENT INCOME
Income:
Interest                                               $ 32,697,726           $ 66,594,134           $125,757,439
Income distributions from affiliated money market
  fund                                                      177,573                 74,037                176,907
Income from securities lending -- net                       396,690                113,402                284,329
  Less foreign taxes withheld                               (22,836)                    --                     --
-------------------------------------------------------------------------------------------------------------------
Total income                                             33,249,153             66,781,573            126,218,675
-------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                       6,733,638              3,826,311              8,002,259
Distribution fees                                         1,958,981                810,668              1,659,845
Transfer agency fees                                        940,279                389,108                796,699
Administrative services fees                              1,015,022                446,540                868,564
Compensation of board members                                47,880                 19,926                 40,775
Custodian fees                                               72,230                 43,540                 52,435
Printing and postage                                        176,700                 27,615                 96,400
Professional fees                                            49,482                 38,934                 44,312
Other                                                        99,253                     --                 84,151
-------------------------------------------------------------------------------------------------------------------
Total expenses                                           11,093,465              5,602,642             11,645,440
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          22,155,688             61,178,931            114,573,235
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                  11,130,983            (54,264,209)            (9,692,265)
  Foreign currency transactions                         (60,817,271)                    --                     --
  Futures contracts                                       3,120,272                     --                     --
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 (46,566,016)           (54,264,209)            (9,692,265)
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                    135,306,652            267,169,013            323,045,735
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                             88,740,636            212,904,804            313,353,470
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $110,896,324           $274,083,735           $427,926,705
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  281

STATEMENTS OF OPERATIONS (continued)  ------------------------------------------




                                                    RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                         MID CAP                MID CAP                S&P 500
                                                          GROWTH                 VALUE                  INDEX
YEAR ENDED DEC. 31, 2009                                   FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividends                                              $  2,072,606           $  5,306,731           $  4,558,169
Interest                                                      1,241                 19,278                    582
Income distributions from affiliated money market
  fund                                                       23,291                 15,712                  5,877
Income from securities lending -- net                       874,384                213,900                183,201
  Less foreign taxes withheld                                (5,046)               (29,540)                    --
-------------------------------------------------------------------------------------------------------------------
Total income                                              2,966,476              5,526,081              4,747,829
-------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                       2,552,962              1,370,736                430,200
Distribution fees                                           399,903                295,583                244,434
Transfer agency fees                                        191,947                141,875                117,325
Administrative services fees                                191,947                141,875                117,325
Compensation of board members                                 9,750                  7,254                  5,948
Custodian fees                                               11,700                 16,630                 47,430
Printing and postage                                         27,965                  2,785                     --
Licensing fees                                                   --                     --                 12,175
Professional fees                                            29,067                 28,255                     --
Other                                                        18,744                 12,998                     --
-------------------------------------------------------------------------------------------------------------------
Total expenses                                            3,433,985              2,017,991                974,837
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            (467,509)             3,508,090              3,772,992
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                 (27,534,146)           (76,371,026)           (13,387,683)
  Foreign currency transactions                                  --                  1,836                     --
  Futures contracts                                              --                     --                351,340
  Options contracts written                                 149,088                     --                     --
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 (27,385,058)           (76,369,190)           (13,036,343)
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                    179,272,787            149,501,530             55,854,226
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                            151,887,729             73,132,340             42,817,883
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $151,420,220           $ 76,640,430           $ 46,590,875
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
282  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




                                                      RIVERSOURCE VP --                          SELIGMAN VP --
                                                        SHORT DURATION       SELIGMAN VP --        LARGER-CAP
                                                       U.S. GOVERNMENT           GROWTH               VALUE
YEAR ENDED DEC. 31, 2009                                     FUND                 FUND                FUND
INVESTMENT INCOME
Income:
Dividends                                                $        --          $  3,686,992         $  282,660
Interest                                                  14,337,667                    --                341
Income distributions from affiliated money market
  fund                                                        66,236                26,769                606
Income from securities lending -- net                        210,876                92,369              2,219
  Less foreign taxes withheld                                     --               (36,566)                --
---------------------------------------------------------------------------------------------------------------
Total income                                              14,614,779             3,769,564            285,826
---------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                        2,432,037             1,311,431             70,871
Distribution fees                                            633,350               313,150             14,604
Transfer agency fees                                         303,998               150,307              7,010
Administrative services fees                                 354,233               150,307              7,010
Compensation of board members                                 15,451                 7,688                355
Custodian fees                                                26,590                 7,175              1,050
Printing and postage                                          26,635                 9,154              1,415
Professional fees                                             37,683                39,265             40,486
Other                                                         23,937                12,781              1,963
---------------------------------------------------------------------------------------------------------------
Total expenses                                             3,853,914             2,001,258            144,764
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                    --                    --            (22,484)
---------------------------------------------------------------------------------------------------------------
Total net expenses                                         3,853,914             2,001,258            122,280
---------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           10,760,865             1,768,306            163,546
---------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                   (7,770,703)          (12,210,520)          (406,128)
  Foreign currency transactions                                   --                (5,081)                --
  Futures contracts                                         (552,966)                   --                 --
  Options contracts written                                   38,776                    --                 --
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                   (8,284,893)          (12,215,601)          (406,128)
Net change in unrealized appreciation (depreciation)
  on investments
  and on translation of assets and liabilities in
  foreign currencies                                      24,630,980            84,976,680          3,116,240
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                              16,346,087            72,761,079          2,710,112
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             $27,106,952          $ 74,529,385         $2,873,658
---------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  283

STATEMENTS OF OPERATIONS (continued)  ------------------------------------------




                                                    SELIGMAN VP --      THREADNEEDLE VP --      THREADNEEDLE VP --
                                                      SMALLER-CAP            EMERGING              INTERNATIONAL
                                                         VALUE                MARKETS               OPPORTUNITY
YEAR ENDED DEC. 31, 2009                                 FUND                  FUND                    FUND
INVESTMENT INCOME
Income:
Dividends                                             $   341,135          $ 16,980,777            $ 15,162,864
Interest                                                       --                95,442                      --
Income distributions from affiliated money market
  fund                                                        522                46,095                  21,225
Income from securities lending -- net                      22,746               176,296                 542,930
  Less foreign taxes withheld                                  --            (1,672,792)             (1,708,330)
------------------------------------------------------------------------------------------------------------------
Total income                                              364,403            15,625,818              14,018,689
------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                       547,309             8,659,092               4,383,429
Distribution fees                                          86,029             1,006,059                 642,162
Transfer agency fees                                       41,293               482,892                 308,227
Administrative services fees                               55,059               628,632                 409,567
Compensation of board members                               2,078                24,654                  15,598
Custodian fees                                             17,480               426,300                 118,400
Printing and postage                                           --                71,180                  20,750
Professional fees                                              --                61,141                  43,315
Other                                                          --                92,628                  24,473
------------------------------------------------------------------------------------------------------------------
Total expenses                                            749,248            11,452,578               5,965,921
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (384,845)            4,173,240               8,052,768
------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                 4,777,960           120,511,949             (92,888,915)
  Foreign currency transactions                                --            (2,672,181)               (155,539)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 4,777,960           117,839,768             (93,044,454)
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                   18,854,410           327,167,850             208,604,072
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                           23,632,370           445,007,618             115,559,618
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $23,247,525          $449,180,858            $123,612,386
------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
284  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------

                                                RIVERSOURCE PARTNERS VP --           RIVERSOURCE PARTNERS VP --
                                                  FUNDAMENTAL VALUE FUND                 SELECT VALUE FUND
YEAR ENDED DEC. 31,                              2009                2008              2009             2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net             $    8,794,756      $   7,018,436      $   165,016      $    293,287
Net realized gain (loss) on investments       (136,727,585)       (49,916,811)      (2,658,040)       (3,312,231)
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and
  liabilities in foreign currencies            597,083,464       (374,390,848)       6,295,891        (4,560,598)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    469,150,635       (417,289,223)       3,802,867        (7,579,542)
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                 --           (270,000)              --                --
  Net realized gain                                     --         (6,700,000)              --          (175,100)
----------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (6,970,000)              --          (175,100)
----------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                            865,608,175        515,420,706        1,791,825         2,361,233
Reinvestment of distributions at net asset
  value                                                 --          6,970,000               --           175,100
Payments for redemptions                      (154,406,481)       (41,756,104)      (3,677,030)       (9,277,128)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                           711,201,694        480,634,602       (1,885,205)       (6,740,795)
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets      1,180,352,329         56,375,379        1,917,662       (14,495,437)
Net assets at beginning of year                842,343,177        785,967,798       12,020,194        26,515,631
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $2,022,695,506      $ 842,343,177      $13,937,856      $ 12,020,194
----------------------------------------------------------------------------------------------------------------




                                             RIVERSOURCE PARTNERS VP --                   RIVERSOURCE VP --
                                                SMALL CAP VALUE FUND                        BALANCED FUND
YEAR ENDED DEC. 31,                           2009                2008                2009                2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net          $    4,535,126      $    8,595,433      $   26,294,943      $   43,750,467
Net realized gain (loss) on investments     (73,244,766)       (134,807,884)       (137,066,296)       (156,286,316)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                     426,423,816        (234,540,066)        322,604,644        (331,171,177)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 357,714,176        (360,752,517)        211,833,291        (443,707,026)
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                              --          (1,000,000)                 --          (3,400,000)
  Net realized gain                                  --         (37,200,000)                 --        (101,500,000)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                  --         (38,200,000)                 --        (104,900,000)
-------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                         178,088,225         375,704,461          86,175,958           7,122,478
Reinvestment of distributions at net
  asset value                                        --          38,200,000                  --         104,900,000
Payments for redemptions                   (130,197,397)       (123,083,385)       (202,416,032)       (373,950,247)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                         47,890,828         290,821,076        (116,240,074)       (261,927,769)
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets     405,605,004        (108,131,441)         95,593,217        (810,534,795)
Net assets at beginning of year             916,220,603       1,024,352,044         920,800,397       1,731,335,192
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $1,321,825,607      $  916,220,603      $1,016,393,614      $  920,800,397
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  285

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------




                                                 RIVERSOURCE VP --                       RIVERSOURCE VP --
                                               CASH MANAGEMENT FUND                    DIVERSIFIED BOND FUND
YEAR ENDED DEC. 31,                          2009               2008(*)              2009                 2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net         $      917,661      $   33,724,983      $  207,232,999      $   228,058,095
Net realized gain (loss) on
  investments                               (2,770,034)         (8,869,487)        (14,972,150)        (129,561,598)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and
  liabilities in foreign currencies                243             285,757         475,084,198         (421,533,518)
Increase from payments by affiliate
  (Note 12)                                    960,033           8,145,210                  --                   --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (892,097)         33,286,463         667,345,047         (323,037,021)
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                       (940,288)        (33,787,830)       (211,460,070)         (18,843,522)
-------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                        215,461,385         825,043,106       1,217,599,988        1,391,166,444
Fund merger (Note 14)                               --                  --                  --          107,047,001
Reinvestment of distributions at net
  asset value                               29,916,892           5,301,871         211,460,070           20,060,865
Payments for redemptions                  (957,331,782)       (494,563,858)       (787,343,848)      (1,050,180,702)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                      (711,953,505)        335,781,119         641,716,210          468,093,608
-------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement
  (Note 13)                                      2,995                  --                  --                   --
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                  (713,782,895)        335,279,752       1,097,601,187          126,213,065
Net assets at beginning of year          1,672,805,136       1,337,525,384       4,479,609,189        4,353,396,124
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $  959,022,241      $1,672,805,136      $5,577,210,376      $ 4,479,609,189
-------------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income           $      (15,486)     $           --      $  205,910,084      $   207,266,456
-------------------------------------------------------------------------------------------------------------------




                                                 RIVERSOURCE VP --                        RIVERSOURCE VP --
                                           DIVERSIFIED EQUITY INCOME FUND                DYNAMIC EQUITY FUND
YEAR ENDED DEC. 31,                          2009                 2008                2009                 2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net         $   68,250,387      $    71,139,547      $   23,706,932      $    39,010,526
Net realized gain (loss) on
  investments                             (767,463,708)        (163,168,082)       (160,754,021)        (674,456,368)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and
  liabilities in foreign currencies      1,567,991,626       (1,632,125,733)        412,011,998         (467,833,319)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                868,778,305       (1,724,154,268)        274,964,909       (1,103,279,161)
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                             --           (2,681,000)                 --           (5,100,000)
  Net realized gain                                 --         (321,174,000)                 --         (249,100,000)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                 --         (323,855,000)                 --         (254,200,000)
--------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                        638,878,373          844,760,547          25,674,130           20,953,772
Reinvestment of distributions at net
  asset value                                       --          323,855,000                  --          254,200,000
Payments for redemptions                  (415,452,098)        (434,273,004)       (256,016,542)        (592,444,446)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                       223,426,275          734,342,543        (230,342,412)        (317,290,674)
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                 1,092,204,580       (1,313,666,725)         44,622,497       (1,674,769,835)
Net assets at beginning of year          2,765,111,939        4,078,778,664       1,348,590,983        3,023,360,818
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $3,857,316,519      $ 2,765,111,939      $1,393,213,480      $ 1,348,590,983
--------------------------------------------------------------------------------------------------------------------


* Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
286  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




                                                                                         RIVERSOURCE VP --
                                                  RIVERSOURCE VP --                  GLOBAL INFLATION PROTECTED
                                                  GLOBAL BOND FUND                        SECURITIES FUND
YEAR ENDED DEC. 31,                           2009                2008                2009                2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net          $   41,899,528      $   52,151,805      $   22,155,688      $  38,559,788
Net realized gain (loss) on investments       8,253,829          22,996,950         (46,566,016)        63,910,975
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                     110,250,697         (97,240,966)        135,306,652       (112,247,763)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 160,404,054         (22,092,211)        110,896,324         (9,777,000)
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                     (27,430,312)       (101,536,316)       (140,925,993)       (24,214,171)
  Net realized gain                                  --            (696,821)            (70,216)                --
------------------------------------------------------------------------------------------------------------------
Total distributions                         (27,430,312)       (102,233,137)       (140,996,209)       (24,214,171)
------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                         346,520,199         434,130,024       1,318,030,215        448,029,667
Reinvestment of distributions at net
  asset value                                27,430,312         102,538,452         140,996,209         24,214,171
Payments for redemptions                   (270,318,952)       (300,557,747)        (63,458,732)      (275,661,002)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                        103,631,559         236,110,729       1,395,567,692        196,582,836
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets     236,605,301         111,785,381       1,365,467,807        162,591,665
Net assets at beginning of year           1,439,491,418       1,327,706,037         982,652,506        820,060,841
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $1,676,096,719      $1,439,491,418      $2,348,120,313      $ 982,652,506
------------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income            $    2,192,963      $  (18,342,353)     $ (112,841,078)     $  66,743,236
------------------------------------------------------------------------------------------------------------------




                                                  RIVERSOURCE VP --                      RIVERSOURCE VP --
                                                 HIGH YIELD BOND FUND                INCOME OPPORTUNITIES FUND
YEAR ENDED DEC. 31,                            2009               2008                2009                2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net           $  61,178,931      $   70,912,165      $  114,573,235      $  64,586,862
Net realized gain (loss) on investments     (54,264,209)        (91,339,253)         (9,692,265)       (64,905,116)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                     267,169,013        (177,154,890)        323,045,735       (172,328,148)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 274,083,735        (197,581,978)        427,926,705       (172,646,402)
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                     (66,133,408)         (2,526,513)        (61,732,606)        (1,441,598)
------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                          55,058,758          11,283,853         892,550,592        303,818,279
Reinvestment of distributions at net
  asset value                                66,133,408           3,101,689          61,732,606          1,791,448
Payments for redemptions                   (124,667,248)       (324,017,444)        (72,105,876)      (111,764,178)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                         (3,475,082)       (309,631,902)        882,177,322        193,845,549
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets     204,475,245        (509,740,393)      1,248,371,421         19,757,549
Net assets at beginning of year             522,569,487       1,032,309,880         755,537,814        735,780,265
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $ 727,044,732      $  522,569,487      $2,003,909,235      $ 755,537,814
------------------------------------------------------------------------------------------------------------------
Undistributed net investment income       $  63,675,404      $   67,480,091      $  115,395,221      $  61,723,153
------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  287

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------




                                                  RIVERSOURCE VP --                     RIVERSOURCE VP --
                                                 MID CAP GROWTH FUND                   MID CAP VALUE FUND
YEAR ENDED DEC. 31,                            2009               2008               2009               2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $   (467,509)     $     (22,914)     $   3,508,090      $   3,221,484
Net realized gain (loss) on investments     (27,385,058)       (43,721,542)       (76,369,190)       (50,742,817)
Net change in unrealized appreciation
  (depreciation) on
  investments and on translation of
  assets and liabilities in
  foreign currencies                        179,272,787       (188,494,969)       149,501,530       (127,883,139)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 151,420,220       (232,239,425)        76,640,430       (175,404,472)
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                              --            (87,000)                --                 --
  Net realized gain                                  --         (3,250,000)                --        (70,750,000)
----------------------------------------------------------------------------------------------------------------
Total distributions                                  --         (3,337,000)                --        (70,750,000)
----------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                          23,830,882          4,807,871         26,207,378        102,563,856
Reinvestment of distributions at net
  asset value                                        --          3,337,000                 --         70,750,000
Payments for redemptions                    (51,401,227)      (109,593,734)      (107,852,643)       (34,502,121)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                        (27,570,345)      (101,448,863)       (81,645,265)       138,811,735
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets     123,849,875       (337,025,288)        (5,004,835)      (107,342,737)
Net assets at beginning of year             256,228,121        593,253,409        247,394,747        354,737,484
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $380,077,996      $ 256,228,121      $ 242,389,912      $ 247,394,747
----------------------------------------------------------------------------------------------------------------




                                                                                        RIVERSOURCE VP --
                                                  RIVERSOURCE VP --              SHORT DURATION U.S. GOVERNMENT
                                                  S&P 500 INDEX FUND                          FUND
YEAR ENDED DEC. 31,                            2009               2008               2009               2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $  3,772,992      $   5,192,802      $  10,760,865      $  15,827,697
Net realized gain (loss) on investments     (13,036,343)         2,665,464         (8,284,893)        (5,898,917)
Net change in unrealized appreciation
  (depreciation) on
  investments and on translation of
  assets and liabilities in
  foreign currencies                         55,854,226       (132,388,098)        24,630,980        (23,825,138)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  46,590,875       (124,529,832)        27,106,952        (13,896,358)
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                              --           (225,000)       (15,349,954)          (667,716)
  Net realized gain                                  --        (12,400,000)                --                 --
----------------------------------------------------------------------------------------------------------------
Total distributions                                  --        (12,625,000)       (15,349,954)          (667,716)
----------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                          22,317,549         17,266,128        128,791,920        150,978,752
Reinvestment of distributions at net
  asset value                                        --         12,625,000         15,349,954            793,658
Payments for redemptions                    (41,840,675)       (79,982,949)      (139,771,122)      (117,198,373)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                        (19,523,126)       (50,091,821)         4,370,752         34,574,037
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets      27,067,749       (187,246,653)        16,127,750         20,009,963
Net assets at beginning of year             193,189,230        380,435,883        503,080,196        483,070,233
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $220,256,979      $ 193,189,230      $ 519,207,946      $ 503,080,196
----------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $         --      $          --      $  10,656,988      $  15,155,381
----------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
288  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




                                                     SELIGMAN VP --                       SELIGMAN VP --
                                                       GROWTH FUND                    LARGER-CAP VALUE FUND
YEAR ENDED DEC. 31,                              2009               2008              2009             2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net             $   1,768,306      $   6,159,362      $   163,546      $    314,636
Net realized gain (loss) on investments       (12,215,601)      (210,569,865)        (406,128)       (6,038,882)
Net change in unrealized appreciation
  (depreciation) on
  investments and on translation of assets
  and liabilities in
  foreign currencies                           84,976,680        (36,397,828)       3,116,240        (1,346,321)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    74,529,385       (240,808,331)       2,873,658        (7,070,567)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                --         (1,270,000)              --           (12,000)
  Net realized gain                                    --                 --               --          (385,000)
---------------------------------------------------------------------------------------------------------------
Total distributions                                    --         (1,270,000)              --          (397,000)
---------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                            16,495,887         41,680,826        5,615,264         2,613,396
Reinvestment of distributions at net asset
  value                                                --          1,270,000               --           397,000
Payments for redemptions                     (125,969,836)      (152,810,028)      (3,371,315)       (7,630,576)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                         (109,473,949)      (109,859,202)       2,243,949        (4,620,180)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets       (34,944,564)      (351,937,533)       5,117,607       (12,087,747)
Net assets at beginning of year               275,348,192        627,285,725        9,723,424        21,811,171
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 240,403,628      $ 275,348,192      $14,841,031      $  9,723,424
---------------------------------------------------------------------------------------------------------------




                                                    SELIGMAN VP --                     THREADNEEDLE VP --
                                                SMALLER-CAP VALUE FUND                EMERGING MARKETS FUND
YEAR ENDED DEC. 31,                             2009              2008               2009               2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net             $   (384,845)     $    211,668      $   4,173,240      $   8,954,171
Net realized gain (loss) on investments        4,777,960       (61,727,287)       117,839,768       (285,627,683)
Net change in unrealized appreciation
  (depreciation) on
  investments and on translation of assets
  and liabilities in
  foreign currencies                          18,854,410        10,270,793        327,167,850       (283,300,694)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   23,247,525       (51,244,826)       449,180,858       (559,974,206)
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                               --                --         (2,956,575)        (5,759,540)
  Net realized gain                                   --       (14,500,000)                --       (144,377,140)
----------------------------------------------------------------------------------------------------------------
Total distributions                                   --       (14,500,000)        (2,956,575)      (150,136,680)
----------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                            4,042,553         2,588,763        187,972,925*       383,162,039
Reinvestment of distributions at net asset
  value                                               --        14,500,000          2,956,575        150,136,680
Payments for redemptions                     (16,792,835)      (43,734,868)      (438,351,447)       (72,251,442)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                         (12,750,282)      (26,646,105)      (247,421,947)       461,047,277
----------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement (Note
  13)                                                 --                --              9,123                 --
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets       10,497,243       (92,390,931)       198,811,459       (249,063,609)
Net assets at beginning of year               68,397,511       160,788,442        712,899,607        961,963,216
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 78,894,754      $ 68,397,511      $ 911,711,066      $ 712,899,607
----------------------------------------------------------------------------------------------------------------
Undistributed net investment income         $         --      $         --      $   4,354,822      $     140,311
----------------------------------------------------------------------------------------------------------------


* Following the close of business on Feb. 13, 2009, Threadneedle VP - Emerging Markets Fund issued approximately 7,500,350 shares to the subaccounts owned by RiverSource Life and RiverSource Life of NY in exchange for securities valued at $41,979,743 and cash in the amount of $21,494,966.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  289

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                           THREADNEEDLE VP --
                                                                     INTERNATIONAL OPPORTUNITY FUND
YEAR ENDED DEC. 31,                                                     2009               2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $   8,052,768      $   19,176,920
Net realized gain (loss) on investments                              (93,044,454)        (94,294,050)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 208,604,072        (343,049,269)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      123,612,386        (418,166,399)
----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                               (8,000,000)        (20,229,281)
----------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                                                   16,229,536           6,862,416
Reinvestment of distributions at net asset value                       8,000,000          20,229,281
Payments for redemptions                                            (113,349,652)       (248,880,293)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions            (89,120,116)       (221,788,596)
----------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement (Note 13)                            170,135                  --
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               26,662,405        (660,184,276)
Net assets at beginning of year                                      535,028,960       1,195,213,236
----------------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 561,691,365      $  535,028,960
----------------------------------------------------------------------------------------------------
Undistributed net investment income                                $   1,453,438      $      410,533
----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
290  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. For the year ended 2009, per share net investment income (loss) amounts of the Funds, except RiverSource VP - Cash Management Fund, are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or any contract charges, if any, and are not annualized for periods of less than one year.

RiverSource Partners VP - Fundamental Value Fund


                                                     YEAR ENDED DEC. 31,
                                        --------------------------------------------        YEAR ENDED
PER SHARE DATA                           2009        2008          2007      2006(a)     AUG. 31, 2006(b)
Net asset value, beginning of
 period                                  $6.82      $11.20        $10.92      $10.03          $10.06
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .05         .06           .11         .03             .02
Net gains (losses) (both realized
 and unrealized)                          2.09       (4.35)          .30         .91            (.03)
---------------------------------------------------------------------------------------------------------
Total from investment operations          2.14       (4.29)          .41         .94            (.01)
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     --        (.00)(c)      (.11)       (.02)           (.02)
Distributions from realized gains           --        (.09)         (.02)       (.02)             --
Tax return of capital                       --          --            --        (.01)             --
---------------------------------------------------------------------------------------------------------
Total distributions                         --        (.09)         (.13)       (.05)           (.02)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period           $8.96       $6.82        $11.20      $10.92          $10.03
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                            31.33%     (38.58%)        3.84%       9.30%           (.05%)
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                     .94%       1.06%          .99%       1.02%(e)        1.15%(e)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                  .94%       1.03%          .99%       1.02%(e)        1.07%(e)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)              .64%        .81%         1.03%        .83%(e)        1.27%(e)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $2,023        $842          $786        $397            $232
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    21%         18%           12%          3%              3%
---------------------------------------------------------------------------------------------------------



(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.
(c) Rounds to zero.
(d) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e) Annualized.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  291

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource Partners VP - Select Value Fund

                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $6.72       $10.69      $11.37       $11.72        $11.45         $9.95
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10          .16         .11          .04           .25           .05
Net gains (losses) (both realized and
 unrealized)                                         2.35        (4.05)        .59          .79           .44          1.55
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.45        (3.89)        .70          .83           .69          1.60
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --           --        (.13)        (.03)         (.25)         (.05)
Distributions from realized gains                      --         (.08)      (1.25)       (1.15)         (.17)         (.05)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --         (.08)      (1.38)       (1.18)         (.42)         (.10)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.17        $6.72      $10.69       $11.37        $11.72        $11.45
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       36.47%      (36.58%)      6.03%        7.13%         6.17%        16.18%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.56%        4.35%       2.09%        1.22%(c)      1.19%         1.17%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.17%        1.14%       1.05%        1.09%(c)      1.08%         1.15%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.36%        1.57%        .88%         .95%(c)      2.19%          .45%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $14          $12         $27          $28           $27           $23
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               99%          96%         93%         112%           35%           31%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
292  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Partners VP - Small Cap Value Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $8.98       $13.63      $14.89       $15.06        $14.46        $13.10
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04          .08         .11          .02           .06           .02
Net gains (losses) (both realized and
 unrealized)                                         3.24        (4.26)       (.81)        1.46          1.61          2.53
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     3.28        (4.18)       (.70)        1.48          1.67          2.55
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.01)       (.12)        (.02)         (.06)         (.01)
Distributions from realized gains                      --         (.46)       (.44)       (1.63)        (1.01)        (1.18)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --         (.47)       (.56)       (1.65)        (1.07)        (1.19)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.26        $8.98      $13.63       $14.89        $15.06        $14.46
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       36.55%      (31.57%)     (4.90%)       9.99%        12.28%        20.02%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.27%        1.27%       1.28%        1.32%(c)      1.28%         1.28%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.26%        1.22%       1.23%        1.26%(c)      1.24%         1.28%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .43%         .84%        .73%         .48%(c)       .41%          .12%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $1,322         $916      $1,024         $619          $549          $412
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               58%          76%         58%          23%          102%           65%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  293

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource VP - Balanced Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $9.89       $15.09      $15.61       $15.44        $15.18        $14.17
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .29          .46         .43          .13           .41           .35
Net gains (losses) (both realized and
 unrealized)                                         2.11        (4.72)       (.16)        1.04           .72          1.02
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.40        (4.26)        .27         1.17          1.13          1.37
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.03)       (.45)        (.10)         (.41)         (.36)
Distributions from realized gains                      --         (.91)       (.34)        (.90)         (.46)           --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --         (.94)       (.79)       (1.00)         (.87)         (.36)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.29        $9.89      $15.09       $15.61        $15.44        $15.18
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       24.23%      (29.92%)      1.74%        7.73%         7.76%         9.68%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                       .73%         .71%        .80%         .84%(c)       .77%          .82%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.75%        3.27%       2.65%        2.43%(c)      2.63%         2.34%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $1,016         $921      $1,731       $2,071        $2,046        $2,437
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           208%         131%        118%          38%          130%          131%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 164% and 82% for the years ended Dec. 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
294  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Cash Management Fund


                                                               YEAR ENDED DEC. 31,                    YEAR ENDED AUG. 31,
                                                   ------------------------------------------         -------------------
PER SHARE DATA                                      2009       2008        2007       2006(a)          2006          2005
Net asset value, beginning of period               $1.00       $1.00       $1.00        $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .00(b)      .02         .05          .02           .04           .02
Net gains (losses) (both realized and
 unrealized)                                         .00(b)      .00(b)       --           --            --            --
Increase from payments by affiliate                  .00(b)      .00(b)       --           --            --            --
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     .00(b)      .02         .05          .02           .04           .02
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.00)(b)    (.02)       (.05)        (.02)         (.04)         (.02)
-------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                  .00(b)       --          --           --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00       $1.00       $1.00        $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        .16%(c)    2.31%(d)    4.75%        1.54%         4.01%         1.92%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(e)
Gross expenses prior to expense
 waiver/reimbursement                               .64%        .62%        .60%         .60%(f)       .67%          .70%
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(g)                            .47%        .62%        .60%         .60%(f)       .67%          .70%
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        .07%       2.27%       4.72%        4.66%(f)      4.01%         1.88%
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $959      $1,673      $1,338       $1,055          $999          $688
-------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Rounds to zero.
(c) During the year ended Dec. 31, 2009, the Fund received payments by an affiliate (see Note 12 to the Financial Statements). Had the Fund not received these payments, the total return would have been lower by 0.09%.
(d) During the year ended Dec. 31, 2008, the Fund received a reimbursement from an affiliate. Had the Fund not received this reimbursement, the total return would have been lower by 0.57%.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(f) Annualized.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund's participation in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  295

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource VP - Diversified Bond Fund


                                                               YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   -------------------------------------------        --------------------
PER SHARE DATA                                      2009        2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $9.80      $10.50      $10.47       $10.39        $10.66        $10.62
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .43         .50         .50          .16           .43           .39
Net gains (losses) (both realized and
 unrealized)                                          .95       (1.15)        .03          .08          (.27)          .06
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.38        (.65)        .53          .24           .16           .45
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.42)       (.05)       (.49)        (.16)         (.43)         (.41)
Tax return of capital                                  --          --        (.01)          --            --            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.42)       (.05)       (.50)        (.16)         (.43)         (.41)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.76       $9.80      $10.50       $10.47        $10.39        $10.66
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       14.42%      (6.32%)      5.20%        2.32%         1.58%         4.27%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                       .71%        .72%        .74%         .74%(c)       .80%          .82%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        4.12%       4.77%       4.79%        4.57%(c)      4.15%         3.65%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $5,577      $4,480      $4,353       $2,745        $2,325        $1,824
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           434%        231%        289%         109%          292%          293%
--------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 308% and 120% for the years ended Dec. 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
296  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Diversified Equity Income Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $8.84       $16.24      $15.48       $15.09        $13.83        $11.17
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .23         .24          .07           .23           .20
Net gains (losses) (both realized and
 unrealized)                                         2.23        (6.35)        .98         1.33          1.80          2.65
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.43        (6.12)       1.22         1.40          2.03          2.85
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.01)       (.25)        (.05)         (.22)         (.19)
Distributions from realized gains                      --        (1.27)       (.21)        (.96)         (.55)           --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --        (1.28)       (.46)       (1.01)         (.77)         (.19)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.27        $8.84      $16.24       $15.48        $15.09        $13.83
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.46%      (40.47%)      8.02%        9.37%        15.19%        25.59%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                       .76%         .86%        .86%         .91%(c)       .91%          .84%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.14%        2.03%       1.47%        1.39%(c)      1.61%         1.66%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $3,857       $2,765      $4,079       $3,446        $2,877        $1,679
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               49%          41%         29%           5%           27%           25%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  297

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource VP - Dynamic Equity Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period               $13.26       $25.27      $25.04       $22.91        $21.48        $19.32
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .26          .38         .35          .09           .29           .24
Net gains (losses) (both realized and
 unrealized)                                         2.94       (10.22)        .39         2.10          1.43          2.15
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     3.20        (9.84)        .74         2.19          1.72          2.39
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.04)       (.34)        (.06)         (.29)         (.23)
Distributions from realized gains                      --        (2.13)       (.17)          --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --        (2.17)       (.51)        (.06)         (.29)         (.23)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $16.46       $13.26      $25.27       $25.04        $22.91        $21.48
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       24.13%      (42.16%)      2.93%        9.59%         8.02%        12.42%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                       .71%         .72%        .86%         .83%(c)       .82%          .80%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.87%        1.77%       1.29%        1.16%(c)      1.30%         1.13%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $1,393       $1,349      $3,023       $3,737        $3,733        $2,510
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               70%         109%         66%          21%           85%          132%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
298  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Global Bond Fund


                                                               YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   -------------------------------------------        --------------------
PER SHARE DATA                                      2009        2008        2007       2006(a)         2006          2005
Net asset value, beginning of period               $10.50      $11.32      $10.90       $10.79        $11.02        $10.82
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .31         .42         .38          .12           .30           .34
Net gains (losses) (both realized and
 unrealized)                                          .88        (.46)        .44          .11          (.17)          .39
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.19        (.04)        .82          .23           .13           .73
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)       (.77)       (.40)        (.12)         (.31)         (.53)
Distributions from realized gains                      --        (.01)         --           --          (.05)           --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)       (.78)       (.40)        (.12)         (.36)         (.53)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.50      $10.50      $11.32       $10.90        $10.79        $11.02
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       11.38%       (.44%)      7.65%        2.15%         1.27%         6.75%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                .97%        .97%       1.00%        1.00%(c)      1.06%         1.08%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .96%        .97%       1.00%        1.00%(c)      1.06%         1.08%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.78%       3.56%       3.45%        3.22%(c)      2.85%         2.63%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $1,676      $1,439      $1,328         $782          $692          $575
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               77%         62%         69%          20%           65%           79%
--------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  299

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource VP - Global Inflation Protected Securities Fund


                                                               YEAR ENDED DEC. 31,                  YEAR ENDED AUG. 31,
                                                   -------------------------------------------      -------------------
PER SHARE DATA                                      2009        2008        2007       2006(a)       2006       2005(b)
Net asset value, beginning of period               $10.06      $10.28       $9.76       $10.04      $10.19       $10.00
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .13         .43         .52          .06         .47          .32
Net gains (losses) (both realized and
 unrealized)                                          .50        (.40)        .24         (.10)       (.26)         .19
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .63         .03         .76         (.04)        .21          .51
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (1.29)       (.25)       (.24)        (.24)       (.34)        (.32)
Distributions from realized gains                    (.00)(c)      --          --           --        (.02)          --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.29)       (.25)       (.24)        (.24)       (.36)        (.32)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.40      $10.06      $10.28        $9.76      $10.04       $10.19
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        6.84%        .14%       7.93%        (.49%)      2.18%        5.22%
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                .71%        .73%        .74%         .72%(e)     .77%         .87%(e)
-----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                             .71%        .72%        .72%         .72%(e)     .72%         .75%(e)
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.41%       3.95%       4.50%        1.09%(e)    4.23%        3.42%(e)
-----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $2,348        $983        $820         $582        $403         $116
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              135%         54%         80%          --%         75%          29%
-----------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.
(c) Rounds to zero.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Annualized.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
300  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - High Yield Bond Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $4.84        $6.48       $6.85        $6.68         $6.76         $6.60
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .55          .66         .50          .16           .47           .44
Net gains (losses) (both realized and
 unrealized)                                         1.94        (2.28)       (.37)         .19          (.09)          .16
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.49        (1.62)        .13          .35           .38           .60
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.62)        (.02)       (.50)        (.18)         (.46)         (.44)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.71        $4.84       $6.48        $6.85         $6.68         $6.76
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       53.86%      (25.19%)      1.86%        5.43%         5.76%         9.31%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                       .86%         .89%        .87%         .88%(c)       .87%          .83%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        9.43%        8.84%       7.38%        7.35%(c)      7.02%         6.58%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $727         $522      $1,032       $1,216        $1,192        $1,246
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              102%          58%         84%          29%          106%          106%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  301

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource VP - Income Opportunities Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $7.99        $9.86      $10.32       $10.08        $10.39        $10.29
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .84          .69         .70          .22           .64           .59
Net gains (losses) (both realized and
 unrealized)                                         2.46        (2.54)       (.44)         .24          (.26)          .18
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     3.30        (1.85)        .26          .46           .38           .77
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.58)        (.02)       (.68)        (.22)         (.64)         (.59)
Distributions from realized gains                      --           --        (.02)          --          (.05)         (.08)
Tax return of capital                                  --           --        (.02)          --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.58)        (.02)       (.72)        (.22)         (.69)         (.67)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.71        $7.99       $9.86       $10.32        $10.08        $10.39
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       42.41%      (18.82%)      2.65%        4.66%         3.76%         7.73%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                .88%         .92%        .91%         .90%(c)       .96%         1.03%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .88%         .92%        .91%         .90%(c)       .96%          .99%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        8.63%        8.04%       6.89%        6.72%(c)      6.39%         5.69%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $2,004         $755        $736         $409          $259           $45
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               70%          76%         98%          29%           87%           93%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
302  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Mid Cap Growth Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $7.04       $12.85      $11.42       $10.96        $12.43        $10.11
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.01)         .00(b)     (.02)         .03          (.01)         (.04)
Net gains (losses) (both realized and
 unrealized)                                         4.48        (5.74)       1.58          .91          (.44)         2.36
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     4.47        (5.74)       1.56          .94          (.45)         2.32
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.00)(b)    (.01)        (.03)           --            --
Distributions from realized gains                      --         (.07)       (.12)        (.45)        (1.02)           --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --         (.07)       (.13)        (.48)        (1.02)           --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.51        $7.04      $12.85       $11.42        $10.96        $12.43
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       63.39%      (44.84%)     13.74%        8.54%        (4.43%)       23.03%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(C)
Total expenses                                      1.07%         .88%        .86%         .88%(d)       .92%          .82%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (.15%)       (.01%)      (.12%)        .70%(d)      (.14%)        (.32%)
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $380         $256        $593         $690          $709          $255
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          70%         93%          24%           43%           34%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Rounds to zero.
(c) Expense ratios include the impact of a performance adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  303

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource VP - Mid Cap Value Fund


                                                                YEAR ENDED DEC. 31,                  YEAR ENDED AUG. 31,
                                                   --------------------------------------------      -------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)       2006       2005(b)
Net asset value, beginning of period                $6.34       $14.60      $13.49       $12.65      $11.42       $10.15
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10          .08         .10          .05         .09          .01
Net gains (losses) (both realized and
 unrealized)                                         2.50        (5.52)       1.29          .98        1.27         1.28
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.60        (5.44)       1.39         1.03        1.36         1.29
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --           --        (.11)        (.05)       (.09)        (.02)
Distributions from realized gain                       --        (2.82)       (.17)        (.14)       (.04)          --
------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --        (2.82)       (.28)        (.19)       (.13)        (.02)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.94        $6.34      $14.60       $13.49      $12.65       $11.42
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       40.93%      (45.10%)     10.35%        8.07%      11.93%       12.70%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .85%        1.04%       1.03%        1.07%(d)    1.44%        2.97%(d)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .85%        1.04%       1.03%        1.07%(d)    1.11%        1.08%(d)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.48%        1.01%        .72%        1.23%(d)    1.02%         .62%(d)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $242         $247        $355         $370        $228           $7
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               39%          47%         77%           4%         60%           7%
------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.
(c) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
304  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - S&P 500 Index Fund


                                                               YEAR ENDED DEC. 31,                    YEAR ENDED AUG. 31,
                                                   -------------------------------------------        -------------------
PER SHARE DATA                                      2009         2008        2007      2006(a)         2006         2005
Net asset value, beginning of period                $5.96        $9.83      $9.59       $8.85         $8.30         $7.54
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12          .16        .15         .04           .13           .13
Net gains (losses) (both realized and
 unrealized)                                         1.43        (3.69)       .33         .77           .57           .76
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.55        (3.53)       .48         .81           .70           .89
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.01)      (.17)       (.03)         (.13)         (.13)
Distributions from realized gains                      --         (.33)      (.07)       (.04)         (.02)           --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --         (.34)      (.24)       (.07)         (.15)         (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.51        $5.96      $9.83       $9.59         $8.85         $8.30
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       26.00%      (37.10%)     5.01%       9.27%         8.38%(b)     11.98%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(C)
Gross expenses prior to expense
 waiver/reimbursement                                .50%         .54%       .52%        .51%(d)       .53%          .56%
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .50%         .51%       .50%(f)     .50%(d)       .50%          .50%
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.93%        1.79%      1.48%       1.44%(d)      1.46%         1.65%
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $220         $193       $380        $392          $367          $367
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               31%           4%         4%          2%            6%            5%
-------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) The Fund received a one time transaction fee reimbursement by Ameriprise Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Prior to rounding, the ratio of net expenses to average net assets after expense waiver/reimbursement was 0.495% for the year ended Dec. 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  305

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource VP - Short Duration U.S. Government Fund


                                                               YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   -------------------------------------------        --------------------
PER SHARE DATA                                      2009        2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $9.95      $10.23      $10.13       $10.11        $10.21        $10.34
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21         .32         .42          .13           .36           .27
Net gains (losses) (both realized and
 unrealized)                                          .33        (.58)        .10          .02          (.10)         (.13)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .54        (.26)        .52          .15           .26           .14
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.32)       (.02)       (.42)        (.13)         (.36)         (.27)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.17       $9.95      $10.23       $10.13        $10.11        $10.21
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        5.53%      (2.64%)      5.33%        1.55%         2.61%         1.43%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                       .76%        .79%        .79%         .77%(c)       .82%          .83%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.12%       3.19%       4.17%        3.97%(c)      3.55%         2.67%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $519        $503        $483         $457          $463          $484
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           428%        314%        213%          58%          236%          171%
--------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(c) Annualized.
(d) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 350% and 190% for the years ended Dec. 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
306  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Seligman VP - Growth Fund


                                                               YEAR ENDED DEC. 31,                    YEAR ENDED AUG. 31,
                                                   -------------------------------------------        -------------------
PER SHARE DATA                                      2009         2008        2007      2006(a)         2006         2005
Net asset value, beginning of period                $4.25        $7.65      $7.50       $6.93         $6.61         $5.69
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .03          .10        .08         .01           .06           .03
Net gains (losses) (both realized and
 unrealized)                                         1.54        (3.48)       .15         .57           .33           .91
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.57        (3.38)       .23         .58           .39           .94
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.02)      (.08)       (.01)         (.07)         (.02)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.82        $4.25      $7.65       $7.50         $6.93         $6.61
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       37.00%      (44.35%)     3.07%       8.27%         5.79%        16.74%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                       .80%         .75%       .89%       1.01%(c)       .91%          .92%
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .71%        1.36%      1.01%        .59%(c)      1.04%          .42%
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $240         $275       $627        $640          $612          $392
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              152%         150%       116%         30%          156%          154%
-------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  307

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Seligman VP - Larger-Cap Value Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $6.59       $11.12      $12.23       $11.71        $10.99        $10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10          .21         .17          .05           .17           .14
Net gains (losses) (both realized and
 unrealized)                                         1.62        (4.52)       (.22)        1.13           .98          1.06
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.72        (4.31)       (.05)        1.18          1.15          1.20
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.01)       (.17)        (.05)         (.17)         (.14)
Distributions from realized gains                      --         (.21)       (.89)        (.61)         (.26)         (.07)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --         (.22)      (1.06)        (.66)         (.43)         (.21)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.31        $6.59      $11.12       $12.23        $11.71        $10.99
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       26.12%      (39.46%)      (.46%)      10.15%        10.75%        12.04%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.24%        1.28%       1.08%        1.23%(c)      1.20%         2.55%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.05%         .93%       1.04%        1.05%(c)      1.02%         1.05%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.40%        2.08%       1.35%        1.33%(c)      1.55%         1.37%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $15          $10         $22          $25           $21           $15
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               16%          75%         39%          13%           49%           52%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
308  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Seligman VP - Smaller-Cap Value Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $6.49       $11.80      $13.03       $13.80        $15.11        $12.64
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.04)         .02         .01          .01            --          (.04)
Net gains (losses) (both realized and
 unrealized)                                         2.63        (4.23)       (.52)        1.11           .61          3.14
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.59        (4.21)       (.51)        1.12           .61          3.10
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --           --        (.02)        (.01)           --            --
Distributions from realized gains                      --        (1.10)       (.70)       (1.88)        (1.92)         (.63)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --        (1.10)       (.72)       (1.89)        (1.92)         (.63)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.08        $6.49      $11.80       $13.03        $13.80        $15.11
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       39.81%      (38.59%)     (4.19%)       8.14%         4.40%        24.88%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.09%        1.06%       1.01%      1.08%(c)        1.06%         1.07%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.09%         .96%       1.01%      1.08%(c)        1.06%         1.07%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (.56%)        .19%        .06%       .22%(c)        (.02%)        (.28%)
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $79          $68        $161         $220          $218          $235
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                6%         269%        150%          74%          132%          112%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  309

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Threadneedle VP - Emerging Markets Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $8.76       $22.49      $17.35       $16.32        $13.14         $9.80
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .06          .16         .14         (.02)          .09           .06
Net gains (losses) (both realized and
 unrealized)                                         6.42       (10.66)       6.11         3.21          3.85          3.72
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     6.48       (10.50)       6.25         3.19          3.94          3.78
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)        (.12)       (.11)          --          (.06)         (.06)
Distributions from realized gains                      --        (3.11)      (1.00)       (2.16)         (.70)         (.38)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.04)       (3.23)      (1.11)       (2.16)         (.76)         (.44)
---------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                   .00(b)        --          --           --            --            --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $15.20        $8.76      $22.49       $17.35        $16.32        $13.14
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       74.08%      (53.71%)     38.11%       20.17%        30.97%        39.60%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Total expenses                                      1.42%        1.61%       1.50%        1.51%(d)      1.54%         1.55%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .52%        1.06%        .73%        (.36%)(d)      .68%          .58%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $912         $713        $962         $548          $427          $192
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              145%(e)      140%        124%          46%          146%          120%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Rounds to zero.
(c) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The aggregate cost of securities purchased for purposes of portfolio turnover excludes $41,979,743 for securities received at value on Feb. 13, 2009 in exchange for Fund shares issued.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
310  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Threadneedle VP - International Opportunity Fund


                                                                YEAR ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                   --------------------------------------------        --------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)         2006          2005
Net asset value, beginning of period                $8.58       $14.71      $13.19       $12.24        $10.02         $8.23
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .14          .27         .13          .02           .12           .11
Net gains (losses) (both realized and
 unrealized)                                         2.19        (6.12)       1.53         1.04          2.27          1.80
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.33        (5.85)       1.66         1.06          2.39          1.91
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.14)        (.28)       (.14)        (.10)         (.17)         (.12)
Tax return of capital                                  --           --          --         (.01)           --            --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.14)        (.28)       (.14)        (.11)         (.17)         (.12)
---------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                   .00(b)        --          --           --            --            --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.77        $8.58      $14.71       $13.19        $12.24        $10.02
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.54%(c)   (40.43%)     12.68%        8.72%        23.82%        23.29%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                      1.16%        1.15%       1.01%        1.08%(e)      1.12%         1.04%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.57%        2.21%        .94%         .55%(e)      1.04%         1.19%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $562         $535      $1,195       $1,311        $1,266        $1,184
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               90%          61%         94%          20%           74%           90%
---------------------------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) Rounds to Zero.
(c) During the year ended Dec. 31, 2009, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.
(d) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  311

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

Each Fund is a series of RiverSource Variable Series Trust, a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified (non-diversified for RiverSource Variable Portfolio (VP) - Global Bond Fund and RiverSource VP - Global Inflation Protected Securities Fund), open-end management investment company. Each Fund has unlimited authorized shares of beneficial interest.

The primary investment strategies of each Fund are as follows:

RiverSource Partners VP - Fundamental Value Fund invests primarily in equity securities of U.S. companies.

RiverSource Partners VP - Select Value Fund invests primarily in equity securities of mid-capitalization companies as well as companies with larger and smaller market capitalizations.

RiverSource Partners VP - Small Cap Value Fund invests primarily in equity securities of small capitalization companies.

RiverSource VP - Balanced Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities.

RiverSource VP - Cash Management Fund invests primarily in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper, including asset-backed commercial paper.

RiverSource VP - Diversified Bond Fund invests primarily in bonds and other debt securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

RiverSource VP - Diversified Equity Income Fund invests primarily in dividend-paying common and preferred stocks.

RiverSource VP - Dynamic Equity Fund invests primarily in equity securities.

RiverSource VP - Global Bond Fund invests primarily in debt obligations securities of U.S. and foreign issuers.

RiverSource VP - Global Inflation Protected Securities Fund invests primarily in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations.

RiverSource VP - High Yield Bond Fund invests primarily in high-yield debt instruments.

RiverSource VP - Income Opportunities Fund invests primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market.

RiverSource VP - Mid Cap Growth Fund invests primarily in common stocks of mid-capitalization companies.

RiverSource VP - Mid Cap Value Fund invests primarily in equity securities of mid-capitalization companies.

RiverSource VP - S&P 500 Index Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

RiverSource VP - Short Duration U.S. Government Fund invests primarily in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities.

Seligman VP - Growth Fund invests primarily in common stocks of large U.S. companies that fall within the range of the Russell 1000(R) Growth Index.

Seligman VP - Larger-Cap Value Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion.

Seligman VP - Smaller-Cap Value Fund invests primarily in equity securities of companies with market capitalization of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment.

Threadneedle VP - Emerging Markets Fund invests primarily in equity securities of companies in emerging market countries.

Threadneedle VP - International Opportunity Fund invests primarily in equity securities of foreign issuers that are believed to offer strong growth potential.


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312  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

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You may not buy (nor will you own) shares of the Funds directly. Shares of the
Funds are offered to RiverSource Life Insurance Company (RiverSource Life) and RiverSource Life Insurance Company of New York (RiverSource Life of NY), each a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial) and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in each Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on each Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by each Fund's Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, the parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Funds, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities in all Funds, except RiverSource VP - Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Investments in money market funds are valued at net asset value. Pursuant to Rule 2a-7 of the 1940 Act, securities in RiverSource VP - Cash Management Fund are valued daily at amortized cost, which approximates market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board.


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                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  313

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statements of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Dec. 31, 2009, foreign currency holdings are as follows:

RiverSource VP - Balanced Fund holdings were entirely comprised of Mexican pesos.

RiverSource VP - Diversified Bond Fund holdings were entirely comprised of Mexican pesos.

RiverSource VP - Dynamic Equity Fund holdings were entirely comprised of Swiss Francs.

RiverSource VP - Global Bond Fund consisted of multiple denominations, primarily European monetary units.

RiverSource VP - Global Inflation Protected Securities Fund consisted of multiple denominations.

Threadneedle VP - Emerging Markets Fund consisted of multiple denominations, primarily Brazilian reais.

Threadneedle VP - International Opportunity Fund consisted of multiple denominations, primarily Brazilian reais.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At Dec. 31, 2009, investments in securities included issues that are illiquid which the Funds currently limit to 15% of net assets except RiverSource VP - Cash Management Fund, which limits investments in securities that are illiquid to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Dec. 31, 2009 is as follows:

                                                                                     PERCENTAGE
FUND                                                                     VALUE     OF NET ASSETS
------------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value                          $ 2,208,166       0.11%
RiverSource VP -- Balanced Fund                                           962,314       0.09%
RiverSource VP -- Diversified Bond Fund                                 1,784,510       0.03%
RiverSource VP -- Diversified Equity Income Fund                       45,602,401       1.18%
RiverSource VP -- High Yield Bond Fund                                  5,743,090       0.79%
RiverSource VP -- Income Opportunities Fund                             1,242,498       0.06%
Seligman VP -- Larger-Cap Value Fund                                           --       0.00%
Threadneedle VP -- Emerging Markets Fund                               31,555,924       3.46%


Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% (10% for RiverSource VP - Cash Management Fund) limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by each Fund.


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314  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

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SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. Each Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Dec. 31, 2009, the outstanding when-issued securities and other forward-commitments for the Funds are as follows:

                                                                  WHEN-ISSUED          OTHER
FUND                                                              SECURITIES    FORWARD-COMMITMENTS
---------------------------------------------------------------------------------------------------
RiverSource VP -- Balanced Fund                                 $   85,548,412       $       --
RiverSource VP -- Diversified Bond Fund                          1,160,010,755               --
RiverSource VP -- High Yield Bond Fund                                      --        5,540,058
RiverSource VP -- Income Opportunities Fund                                 --        7,320,350
RiverSource VP -- Short Duration U.S. Government Fund               57,225,085               --


Certain Funds also may enter into transactions to sell purchase commitments to third parties at current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for the Funds to "roll over" their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. RiverSource VP - Balanced Fund, RiverSource VP - Diversified Bond Fund and RiverSource VP - Short Duration U.S. Government Fund entered into mortgage dollar roll transactions during the year ended Dec. 31, 2009.

FORWARD SALE COMMITMENTS
Certain Funds may enter into forward sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Funds realize a gain or loss. If the Funds deliver securities under the commitment, the Funds realize a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the Notes to Portfolio of Investments. At Dec. 31, 2009, RiverSource VP - Short Duration U.S. Government Fund had outstanding forward sale commitments.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
For federal income tax purposes, each Fund is treated as a separate entity.

RiverSource Partners VP - Fundamental Value Fund, RiverSource Partners VP - Select Value Fund, RiverSource Partners VP - Small Cap Value Fund, RiverSource VP - Balanced Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Dynamic Equity Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - S&P 500 Index Fund, Seligman VP - Growth Fund, Seligman VP - Larger-Cap Value Fund and Seligman VP - Smaller-Cap Value Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund's income and loss. The components of each of these Funds' net assets are reported at the partner level for tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities.


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                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  315

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

RiverSource VP - Cash Management Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund, RiverSource VP - Short Duration U.S. Government Fund, Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund are each treated as a separate regulated investment company for federal income tax purposes. Each of these Funds' policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies (RICs) and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Funds are evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed quarterly, when available, for RiverSource VP - Cash Management Fund. Dividends from net investment income are declared and distributed quarterly, when available, for RiverSource VP - Global Bond Fund, Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund. Dividends from net investment income are declared and distributed annually, when available, for RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund and RiverSource VP - Short Duration U.S. Government Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to RICs.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Funds may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Funds may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FORWARD FOREIGN CURRENCY CONTRACTS
The Funds, except RiverSource VP - Cash Management Fund, may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Funds' securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency

--------------------------------------------------------------------------------
316  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Funds will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statements of Assets and Liabilities.

FUTURES TRANSACTIONS
The Funds, except RiverSource VP - Cash Management Fund, may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Funds may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Funds bear the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

OPTION TRANSACTIONS
The Funds, except RiverSource VP - Cash Management Fund, may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter (OTC) markets to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Funds may also buy and sell put and call options and write covered call options on portfolio securities.

Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Funds to secure certain OTC options trades. Cash collateral held or posted by the Funds for such option trades must be returned to the counterparty or the Funds upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Funds. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Funds will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. A Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. The maximum payout amount for written put options on RiverSource VP - Diversified Bond Fund is not readily determinable since any future payments the Fund could be required to make if the option is exercised are dependent upon future interest rates which are currently not known.


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                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  317

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

CREDIT DEFAULT SWAP TRANSACTIONS
Certain Funds may enter into credit default swap transactions to increase or decrease their credit exposure to an issuer of debt securities, a specific debt security, or an index of issuers or debt securities. Additionally, credit default swaps may be used to hedge the Funds' exposure on debt securities that they own or in lieu of selling such debt securities.

As the purchaser of a credit default swap contract, the Funds purchase protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Funds will be required to deliver either the reference obligation or an equivalent cash amount to the protection seller and in exchange, the Funds will receive the notional amount from the seller. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain
(loss).

As the seller of a credit default swap contract, the Funds sell protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Funds will receive the reference obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Funds could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Funds are the seller of protection (if any) are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Funds bear the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Funds are the seller of protection (if any) are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Funds upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded. Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

TOTAL RETURN SWAP TRANSACTIONS
Certain Funds may enter into total return swap transactions to gain exposure to the total return on a specified reference security, a basket of reference securities or a reference security index during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap transactions may be used to obtain exposure to a security or market without owning or taking physical custody of such reference security or securities in a market.

The notional amounts of total return swap contracts are not recorded in the financial statements. Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Funds will realize a gain or (loss). Periodic payments received (or made) by the Funds over the term of the contract are recorded as realized gains (losses).

Total return swap transactions may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Funds to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities. This risk may be offset if the Funds hold any of the reference securities. The risk

--------------------------------------------------------------------------------
318  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


in the case of long total return swap transactions is limited to the current notional amount of the total return swap. Total return swaps are also subject to the risk of the counterparty not fulfilling its obligations under the contract. The counterparty risk may be offset by any collateral held by the Funds related to the swap transactions.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of each Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; the impact of derivative transactions on each Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolios of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any. Tables are presented only for those funds which had derivatives outstanding at Dec. 31, 2009, or which had derivatives transactions during the year ended Dec. 31, 2009.

RiverSource Partners VP - Fundamental Value Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009
At Dec. 31, 2009, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DEC. 31, 2009


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
                                                                              FORWARD
                                                                              FOREIGN
                                                                              CURRENCY
RISK EXPOSURE CATEGORY                                                       CONTRACTS
----------------------------------------------------------------------------------------
Foreign exchange contracts                                                      $ 3
----------------------------------------------------------------------------------------
Total                                                                           $ 3
----------------------------------------------------------------------------------------


     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
                                                                              FORWARD
                                                                              FOREIGN
                                                                              CURRENCY
RISK EXPOSURE CATEGORY                                                       CONTRACTS
----------------------------------------------------------------------------------------
Foreign exchange contracts                                                      $--
----------------------------------------------------------------------------------------
Total                                                                           $--
----------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At Dec. 31, 2009, the Fund had no outstanding forward foreign currency contracts. During the year ended Dec. 31, 2009, the Fund entered into and closed 2 forward foreign currency contracts, of which, the average gross notional amount was $174,000.

RiverSource VP - Balanced Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009


                              ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                  -----------------------------------------    -----------------------------------------------
RISK EXPOSURE          STATEMENT OF ASSETS                          STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION     FAIR VALUE      AND LIABILITIES LOCATION     FAIR VALUE
--------------------------------------------------------------------------------------------------------
Interest rate     N/A                                          Net assets -- unrealized
  contracts                                          N/A       depreciation on investments     $597,188*
--------------------------------------------------------------------------------------------------------
Total                                                N/A                                       $597,188
--------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  319

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DEC. 31, 2009


                     AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------------------------------------
                                                           FORWARD
                                                           FOREIGN
                                                           CURRENCY
RISK EXPOSURE CATEGORY                                    CONTRACTS    FUTURES     SWAPS      TOTAL
------------------------------------------------------------------------------------------------------------
Credit contracts                                            $   --   $        --  $49,029  $    49,029
------------------------------------------------------------------------------------------------------------
Equity contracts                                                --    (3,926,721)      --  $(3,926,721)
------------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                   8,315            --       --  $     8,315
------------------------------------------------------------------------------------------------------------
Interest rate contracts                                         --    (2,115,170)      --  $(2,115,170)
------------------------------------------------------------------------------------------------------------
Total                                                       $8,315   $(6,041,891) $49,029  $(5,984,547)
------------------------------------------------------------------------------------------------------------




            CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------------------------------------------------
                                                            FORWARD
                                                            FOREIGN
                                                            CURRENCY
RISK EXPOSURE CATEGORY                                     CONTRACTS   FUTURES     SWAPS      TOTAL
-----------------------------------------------------------------------------------------------------------
Credit contracts                                              $--     $      --  $(221,679) $(221,679)
-----------------------------------------------------------------------------------------------------------
Equity contracts                                               --      (718,021)        --  $(718,021)
-----------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                     --            --         --  $      --
-----------------------------------------------------------------------------------------------------------
Interest rate contracts                                        --       849,426         --  $ 849,426
-----------------------------------------------------------------------------------------------------------
Total                                                         $--     $ 131,405  $(221,679) $ (90,274)
-----------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At Dec. 31, 2009, the Fund had no outstanding forward foreign currency contracts. During the year ended Dec. 31, 2009, the Fund entered into and closed 3 forward foreign currency contracts, of which, the average gross notional amount was $216,000.

FUTURES
The gross notional amount of long and short contracts outstanding was $31.7 million and $68.4 million, respectively, at Dec. 31, 2009. The monthly average gross notional amounts for long and short contracts was $28.4 million and $28.3 million, respectively, for the year ended Dec. 31, 2009. The fair value of such contracts on Dec. 31, 2009 is set forth in the table above.

SWAPS
At Dec. 31, 2009, the Fund had no outstanding swap contracts. The monthly average gross notional amount for these contracts was $1.9 million for the year ended Dec. 31, 2009.

RiverSource VP - Diversified Bond Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009


                              ASSET DERIVATIVES                            LIABILITY DERIVATIVES
                  ----------------------------------------    -----------------------------------------------
RISK EXPOSURE         STATEMENT OF ASSETS                         STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION    FAIR VALUE      AND LIABILITIES LOCATION     FAIR VALUE
-------------------------------------------------------------------------------------------------------
Foreign exchange  Unrealized appreciation on                  Unrealized depreciation on
  contracts       forward foreign currency                    forward foreign currency
                  contracts                     $1,561,803    contracts                     $   577,105
-------------------------------------------------------------------------------------------------------
Interest rate     N/A                                         Net assets -- unrealized
  contracts                                            N/A    depreciation on investments     1,715,557*
-------------------------------------------------------------------------------------------------------
Interest rate     N/A                                         Options contracts written,
  contracts                                            N/A    at value                       15,710,634
-------------------------------------------------------------------------------------------------------
Total                                           $1,561,803                                  $18,003,296
-------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
320  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DEC. 31, 2009


                       AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------------------------
                                                    FORWARD
                                                    FOREIGN
                                                   CURRENCY
RISK EXPOSURE CATEGORY                             CONTRACTS    FUTURES     OPTIONS    SWAPS      TOTAL
----------------------------------------------------------------------------------------------------------------
Credit contracts                                  $       --  $        --  $     --  $340,047  $   340,047
----------------------------------------------------------------------------------------------------------------
Foreign exchange contracts                         1,493,591           --        --        --  $ 1,493,591
----------------------------------------------------------------------------------------------------------------
Interest rate contracts                                   --   (8,681,891)  402,749        --  $(8,279,142)
----------------------------------------------------------------------------------------------------------------
Total                                             $1,493,591  $(8,681,891) $402,749  $340,047  $(6,445,504)
----------------------------------------------------------------------------------------------------------------




               CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------------------------------------------------------
                                                  FORWARD
                                                  FOREIGN
                                                  CURRENCY
RISK EXPOSURE CATEGORY                           CONTRACTS    FUTURES     OPTIONS     SWAPS        TOTAL
-----------------------------------------------------------------------------------------------------------------
Credit contracts                                   $   --   $        --  $     --  $(1,434,596) $(1,434,596)
-----------------------------------------------------------------------------------------------------------------
Foreign exchange contracts                          3,823            --        --           --  $     3,823
-----------------------------------------------------------------------------------------------------------------
Interest rate contracts                                --    44,949,400   (45,366)          --  $44,904,034
-----------------------------------------------------------------------------------------------------------------
Total                                              $3,823   $44,949,400  $(45,366) $(1,434,596) $43,473,261
-----------------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was $112.9 million at Dec. 31, 2009. The monthly average gross notional amount for these contracts was $99.9 million for the year ended Dec. 31, 2009. The fair value of such contracts on Dec. 31, 2009 is set forth in the table above.

FUTURES
The gross notional amount of long and short contracts outstanding was $329.5 million and $861.2 million, respectively, at Dec. 31, 2009. The monthly average gross notional amounts for long and short contracts was $241.8 million and $457.8 million, respectively, for the year ended Dec. 31, 2009. The fair value of such contracts on Dec. 31, 2009 is set forth in the table above.

SWAPS
At Dec. 31, 2009, the Fund had no outstanding swap contracts. The monthly average gross notional amount for these contracts was $12.8 million for the year ended Dec. 31, 2009.

OPTIONS
The gross notional amount of contracts outstanding was $240 million at Dec. 31, 2009. The monthly average gross notional amount for these contracts was $36.9 million for the year ended Dec. 31, 2009. The fair value of such contracts on Dec. 31, 2009 is set forth in the table above.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  321

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

RiverSource VP - Diversified Equity Income Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009
At Dec. 31, 2009, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DEC. 31, 2009


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
                                                                                FORWARD
                                                                                FOREIGN
                                                                                CURRENCY
RISK EXPOSURE CATEGORY                                                         CONTRACTS
----------------------------------------------------------------------------------------------
Foreign exchange contracts                                                      $(18,077)
----------------------------------------------------------------------------------------------
Total                                                                           $(18,077)
----------------------------------------------------------------------------------------------


     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
                                                                                FORWARD
                                                                                FOREIGN
                                                                                CURRENCY
RISK EXPOSURE CATEGORY                                                         CONTRACTS
----------------------------------------------------------------------------------------
Foreign exchange contracts                                                      $     --
----------------------------------------------------------------------------------------
Total                                                                           $     --
----------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At Dec. 31, 2009, the Fund had no outstanding forward foreign currency contracts. During the year ended Dec. 31 2009, the Fund entered into and closed 11 forward foreign currency contracts, of which, the average gross notional amount was $647,000.

RiverSource VP - Dynamic Equity Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009


                              ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                  -----------------------------------------    -----------------------------------------------
RISK EXPOSURE          STATEMENT OF ASSETS                        STATEMENT OF ASSETS AND
CATEGORY            AND LIABILITIES LOCATION     FAIR VALUE        LIABILITIES LOCATION       FAIR VALUE
--------------------------------------------------------------------------------------------------------
Equity contracts  N/A                                          Net assets -- unrealized
                                                     N/A       depreciation on investments      $55,915*
--------------------------------------------------------------------------------------------------------
Total                                                N/A                                        $55,915
--------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DEC. 31, 2009


                    AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                            FUTURES     OPTIONS      TOTAL
---------------------------------------------------------------------------------------------------------
Equity contracts                                                $(3,998,966) $(535,361) $(4,534,327)
---------------------------------------------------------------------------------------------------------
Total                                                           $(3,998,966) $(535,361) $(4,534,327)
---------------------------------------------------------------------------------------------------------


           CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                            FUTURES     OPTIONS      TOTAL
---------------------------------------------------------------------------------------------------
Equity contracts                                                $  (674,816) $ 421,462  $  (253,354)
---------------------------------------------------------------------------------------------------
Total                                                           $  (674,816) $ 421,462  $  (253,354)
---------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
322  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts outstanding was $10.3 million at Dec. 31, 2009. The monthly average gross notional amount for long contracts was $15.7 million for the year ended Dec. 31, 2009. The fair value of such contracts on Dec. 31, 2009 is set forth in the table above.

RiverSource VP - Global Bond Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009


                              ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                  -----------------------------------------    -----------------------------------------------
RISK EXPOSURE          STATEMENT OF ASSETS                          STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION     FAIR VALUE      AND LIABILITIES LOCATION     FAIR VALUE
--------------------------------------------------------------------------------------------------------
Foreign exchange  Unrealized appreciation on                   Unrealized depreciation on
  contracts       forward foreign currency                     forward foreign currency
                  contracts                        $1,181      contracts                      $4,098,063
--------------------------------------------------------------------------------------------------------
Interest rate     N/A                                          Net assets -- unrealized
  contracts                                           N/A      depreciation on investments       635,516*
--------------------------------------------------------------------------------------------------------
Total                                              $1,181                                     $4,733,579
--------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DEC. 31, 2009


                    AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
                                                                 FORWARD
                                                                 FOREIGN
                                                                 CURRENCY
RISK EXPOSURE CATEGORY                                          CONTRACTS     FUTURES      TOTAL
---------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                     $ 6,920,208  $       --  $ 6,920,208
---------------------------------------------------------------------------------------------------------
Interest rate contracts                                                 --   1,504,993  $ 1,504,993
---------------------------------------------------------------------------------------------------------
Total                                                          $ 6,920,208  $1,504,993  $ 8,425,201
---------------------------------------------------------------------------------------------------------


           CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
                                                                 FORWARD
                                                                 FOREIGN
                                                                 CURRENCY
RISK EXPOSURE CATEGORY                                          CONTRACTS     FUTURES      TOTAL
---------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                     $(2,254,132) $       --  $(2,254,132)
---------------------------------------------------------------------------------------------------------
Interest rate contracts                                                 --     319,383  $   319,383
---------------------------------------------------------------------------------------------------------
Total                                                          $(2,254,132) $  319,383  $(1,934,749)
---------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was $97.5 million at Dec. 31, 2009. The monthly average gross notional amount for these contracts was $100.7 million for the year ended Dec. 31, 2009. The fair value of such contracts on Dec. 31, 2009 is set forth in the table above.

FUTURES
The gross notional amount of long contracts outstanding was $85 million at Dec. 31, 2009. The monthly average gross notional amounts for long and short contracts was $96.9 million and $24.9 million, respectively, for the year ended Dec. 31, 2009. The fair value of such contracts on Dec. 31, 2009 is set forth in the table above.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  323

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

RiverSource VP - Global Inflation Protected Securities Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009


                              ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                  -----------------------------------------    ----------------------------------------------
RISK EXPOSURE         STATEMENT OF ASSETS                          STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION     FAIR VALUE      AND LIABILITIES LOCATION    FAIR VALUE
-------------------------------------------------------------------------------------------------------
Foreign exchange  Unrealized appreciation on                   Unrealized depreciation on
  contracts       forward foreign currency                     forward foreign currency
                  contracts                     $29,503,604    contracts                     $  555,553
-------------------------------------------------------------------------------------------------------
Interest rate     N/A                                          Net assets -- unrealized
  contracts                                             N/A    depreciation on investments    2,396,302*
-------------------------------------------------------------------------------------------------------
Total                                           $29,503,604                                  $2,951,855
-------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DEC. 31, 2009


                    AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------------------
                                                                 FORWARD
                                                                 FOREIGN
                                                                CURRENCY
RISK EXPOSURE CATEGORY                                          CONTRACTS     FUTURES       TOTAL
----------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                    $(61,107,182) $       --  $(61,107,182)
----------------------------------------------------------------------------------------------------------
Interest rate contracts                                                 --   3,120,272  $  3,120,272
----------------------------------------------------------------------------------------------------------
Total                                                         $(61,107,182) $3,120,272  $(57,986,910)
----------------------------------------------------------------------------------------------------------




          CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------------------
                                                                 FORWARD
                                                                 FOREIGN
                                                                 CURRENCY
RISK EXPOSURE CATEGORY                                          CONTRACTS    FUTURES      TOTAL
--------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                     $22,310,569  $      --  $22,310,569
--------------------------------------------------------------------------------------------------------
Interest rate contracts                                                 --   (324,585) $  (324,585)
--------------------------------------------------------------------------------------------------------
Total                                                          $22,310,569  $(324,585) $21,985,984
--------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was $1,102.6 million at Dec. 31, 2009. The monthly average gross notional amount for these contracts was $743.5 million for the year ended Dec. 31, 2009. The fair value of such contracts on Dec. 31, 2009 is set forth in the table above.

FUTURES
The gross notional amount of long and short contracts outstanding was $171.5 million and $270.6 million, respectively, at Dec. 31, 2009. The monthly average gross notional amounts for long and short contracts was $59.9 million and $84.2 million, respectively, for the year ended Dec. 31, 2009. The fair value of such contracts on Dec. 31, 2009 is set forth in the table above.


--------------------------------------------------------------------------------
324  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Mid Cap Growth Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009
At Dec. 31, 2009, the fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DEC. 31, 2009


               AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          OPTIONS
-----------------------------------------------------------------------------------------------
Equity contracts                                                              $(6,815,987)
-----------------------------------------------------------------------------------------------
Total                                                                         $(6,815,987)
-----------------------------------------------------------------------------------------------



     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          OPTIONS
---------------------------------------------------------------------------------------------
Equity contracts                                                                  $--
---------------------------------------------------------------------------------------------
Total                                                                             $--
---------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
OPTIONS
At Dec. 31, 2009, the Fund had no outstanding options contracts. The monthly average gross notional amount for these contracts was $15.3 million for the year ended Dec. 31, 2009.

RiverSource VP - S&P 500 Index Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009


                              ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                  -----------------------------------------    -----------------------------------------------
RISK EXPOSURE          STATEMENT OF ASSETS                          STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION     FAIR VALUE      AND LIABILITIES LOCATION     FAIR VALUE
--------------------------------------------------------------------------------------------------------
Equity contracts  Net assets -- unrealized                     N/A
                  appreciation on investments      $1,452*                                        N/A
--------------------------------------------------------------------------------------------------------
Total                                              $1,452                                         N/A
--------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DEC. 31, 2009


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          FUTURES
---------------------------------------------------------------------------------------------
Equity contracts                                                               $351,340
---------------------------------------------------------------------------------------------
Total                                                                          $351,340
---------------------------------------------------------------------------------------------



     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          FUTURES
----------------------------------------------------------------------------------------------
Equity contracts                                                               $(152,731)
----------------------------------------------------------------------------------------------
Total                                                                          $(152,731)
----------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts outstanding was $1.9 million at Dec. 31, 2009. The monthly average gross notional amounts for long contracts was $1.9 million for the year ended Dec. 31, 2009. The fair value of such contracts on Dec. 31, 2009 is set forth in the table above.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  325

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

RiverSource VP - Short Duration U.S. Government Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009


                              ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                  -----------------------------------------    -----------------------------------------------
RISK EXPOSURE          STATEMENT OF ASSETS                          STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION     FAIR VALUE      AND LIABILITIES LOCATION     FAIR VALUE
--------------------------------------------------------------------------------------------------------
Interest rate     N/A                                          Net assets -- unrealized
  contracts                                          N/A       depreciation on investments     $893,820*
--------------------------------------------------------------------------------------------------------
Total                                                N/A                                       $893,820
--------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DEC. 31, 2009


                  AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                              FUTURES   OPTIONS    TOTAL
------------------------------------------------------------------------------------------------------
Interest rate contracts                                            $(552,966) $38,776  $(514,190)
------------------------------------------------------------------------------------------------------
Total                                                              $(552,966) $38,776  $(514,190)
------------------------------------------------------------------------------------------------------



          CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                              FUTURES   OPTIONS     TOTAL
-------------------------------------------------------------------------------------------------------
Interest rate contracts                                           $1,821,731    $--    $1,821,731
-------------------------------------------------------------------------------------------------------
Total                                                             $1,821,731    $--    $1,821,731
-------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long and short contracts outstanding was $74.6 million and $7.7 million, respectively, at Dec. 31, 2009. The monthly average gross notional amounts for long and short contracts was $96.5 million and $43.3 million, respectively, for the year ended Dec. 31, 2009. The fair value of such contracts on Dec. 31, 2009 is set forth in the table above.

OPTIONS
At Dec. 31, 2009, the Fund had no outstanding options contracts. During the year ended Dec. 31, 2009, the Fund entered into and closed 207 options contracts, of which, the average gross notional amount was $118,000.

Seligman VP - Growth Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009
At Dec. 31, 2009, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DEC. 31, 2009


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          OPTIONS
----------------------------------------------------------------------------------------------
Equity contracts                                                               $(479,585)
----------------------------------------------------------------------------------------------
Total                                                                          $(479,585)
----------------------------------------------------------------------------------------------




     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          OPTIONS
----------------------------------------------------------------------------------------------
Equity contracts                                                               $ 259,374
----------------------------------------------------------------------------------------------
Total                                                                          $ 259,374
----------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
OPTIONS
At Dec. 31, 2009, the Fund had no outstanding options contracts. During the year ended Dec. 31, 2009, the Fund's transactions in options contracts were limited to the expiration of those contracts open at the beginning of the year.


--------------------------------------------------------------------------------
326  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Threadneedle VP - Emerging Markets Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009
At Dec. 31, 2009, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DEC. 31, 2009


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
                                                                                FORWARD
                                                                                FOREIGN
                                                                                CURRENCY
RISK EXPOSURE CATEGORY                                                         CONTRACTS
----------------------------------------------------------------------------------------------
Foreign exchange contracts                                                      $650,401
----------------------------------------------------------------------------------------------
Total                                                                           $650,401
----------------------------------------------------------------------------------------------



     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
                                                                                FORWARD
                                                                                FOREIGN
                                                                                CURRENCY
RISK EXPOSURE CATEGORY                                                         CONTRACTS
----------------------------------------------------------------------------------------------
Foreign exchange contracts                                                        $--
----------------------------------------------------------------------------------------------
Total                                                                             $--
----------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At Dec. 31, 2009, the Fund had no outstanding forward foreign currency contracts. The monthly average gross notional amount for these contracts was $2.5 million for the year ended Dec. 31, 2009.

Threadneedle VP - International Opportunity Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009
At Dec. 31, 2009, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DEC. 31, 2009


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
                                                                                FORWARD
                                                                                FOREIGN
                                                                                CURRENCY
RISK EXPOSURE CATEGORY                                                         CONTRACTS
----------------------------------------------------------------------------------------------
Foreign exchange contracts                                                      $148,819
----------------------------------------------------------------------------------------------
Total                                                                           $148,819
----------------------------------------------------------------------------------------------



     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
                                                                                FORWARD
                                                                                FOREIGN
                                                                                CURRENCY
RISK EXPOSURE CATEGORY                                                         CONTRACTS
----------------------------------------------------------------------------------------------
Foreign exchange contracts                                                      $(8,462)
----------------------------------------------------------------------------------------------
Total                                                                           $(8,462)
----------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At Dec. 31, 2009, the Fund had no outstanding forward foreign currency contracts. The monthly average gross notional amount for these contracts was $200,000 for the year ended Dec. 31, 2009.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  327

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
The Funds have an Investment Management Services Agreement with the Investment Manager for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                                       PERCENTAGE RANGE
-------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                          0.730% to 0.600%
RiverSource Partners VP -- Select Value Fund                               0.780% to 0.650%
RiverSource Partners VP -- Small Cap Value Fund                            0.970% to 0.870%
RiverSource VP -- Balanced Fund                                            0.530% to 0.350%
RiverSource VP -- Cash Management Fund                                     0.330% to 0.150%
RiverSource VP -- Diversified Bond Fund                                    0.480% to 0.290%
RiverSource VP -- Diversified Equity Income Fund                           0.600% to 0.375%
RiverSource VP -- Dynamic Equity Fund                                      0.600% to 0.375%
RiverSource VP -- Global Bond Fund                                         0.720% to 0.520%
RiverSource VP -- Global Inflation Protected Securities Fund               0.440% to 0.250%
RiverSource VP -- High Yield Bond Fund                                     0.590% to 0.360%
RiverSource VP -- Income Opportunities Fund                                0.610% to 0.380%
RiverSource VP -- Mid Cap Growth Fund                                      0.700% to 0.475%
RiverSource VP -- Mid Cap Value Fund                                       0.700% to 0.475%
RiverSource VP -- S&P 500 Index Fund                                       0.220% to 0.120%
RiverSource VP -- Short Duration U.S. Government Fund                      0.480% to 0.250%
Seligman VP -- Growth Fund                                                 0.600% to 0.375%
Seligman VP -- Larger-Cap Value Fund                                       0.600% to 0.375%
Seligman VP -- Smaller-Cap Value Fund                                      0.790% to 0.665%
Threadneedle VP -- Emerging Markets Fund                                   1.100% to 0.900%
Threadneedle VP -- International Opportunity Fund                          0.800% to 0.570%


For the following Funds, the fee may be adjusted upward or downward by a performance incentive adjustment with a maximum adjustment of 0.08% for RiverSource VP - Balanced Fund and 0.12% for each remaining Fund. The adjustment is determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one share of each Fund and the annualized performance of the stated index, up to the maximum percentage of each Fund's average daily net assets. In certain circumstances, the Board may approve a change in the index. If the performance difference is less than 0.50%, the adjustment will be zero. The index name and the amount the fee was increased (decreased) for each Fund for the year ended Dec. 31, 2009, is as follows:

                                                                                                       INCREASE
FUND                                                                   INDEX NAME                     (DECREASE)
----------------------------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund   Lipper Large-Cap Core Funds Index                $  (398,999)
RiverSource Partners VP -- Select Value Fund        Lipper Mid-Cap Value Funds Index                       3,589
RiverSource Partners VP -- Small Cap Value Fund     Lipper Small-Cap Value Funds Index                   623,579
RiverSource VP -- Balanced Fund                     Lipper Balanced Funds Index                         (713,641)
RiverSource VP -- Diversified Equity Income Fund    Lipper Equity Income Funds Index                  (2,265,646)
RiverSource VP -- Dynamic Equity Fund               Lipper Large-Cap Core Funds Index                 (1,912,717)
RiverSource VP -- Mid Cap Growth Fund               Lipper Mid-Cap Growth Funds Index                    313,533
RiverSource VP -- Mid Cap Value Fund                Lipper Mid-Cap Value Funds Index                    (284,507)
Seligman VP -- Growth Fund                          Lipper Large-Cap Growth Funds Index                 (191,672)
Seligman VP -- Larger-Cap Value Fund                Lipper Large-Cap Value Funds Index                       772
Seligman VP -- Smaller-Cap Value Fund               Lipper Small-Cap Core Funds Index                      3,613
Threadneedle VP -- Emerging Markets Fund            Lipper Emerging Markets Funds Index                   (7,088)
Threadneedle VP -- International Opportunity Fund   Lipper International Large-Cap Core Funds Index      346,649




--------------------------------------------------------------------------------
328  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

The management fee for the year ended Dec. 31, 2009, including the adjustment under the terms of the performance incentive arrangement, if any, is the following percentage of each Fund's average daily net assets:

FUND                                                                          PERCENTAGE
----------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                                0.68%
RiverSource Partners VP -- Select Value Fund                                     0.81%
RiverSource Partners VP -- Small Cap Value Fund                                  0.99%
RiverSource VP -- Balanced Fund                                                  0.46%
RiverSource VP -- Cash Management Fund                                           0.33%
RiverSource VP -- Diversified Bond Fund                                          0.44%
RiverSource VP -- Diversified Equity Income Fund                                 0.50%
RiverSource VP -- Dynamic Equity Fund                                            0.44%
RiverSource VP -- Global Bond Fund                                               0.66%
RiverSource VP -- Global Inflation Protected Securities Fund                     0.43%
RiverSource VP -- High Yield Bond Fund                                           0.59%
RiverSource VP -- Income Opportunities Fund                                      0.60%
RiverSource VP -- Mid Cap Growth Fund                                            0.80%
RiverSource VP -- Mid Cap Value Fund                                             0.58%
RiverSource VP -- S&P 500 Index Fund                                             0.22%
RiverSource VP -- Short Duration U.S. Government Fund                            0.48%
Seligman VP -- Growth Fund                                                       0.52%
Seligman VP -- Larger-Cap Value Fund                                             0.61%
Seligman VP -- Smaller-Cap Value Fund                                            0.80%
Threadneedle VP -- Emerging Markets Fund                                         1.08%
Threadneedle VP -- International Opportunity Fund                                0.85%


SUBADVISORY AGREEMENTS
The Investment Manager has a Subadvisory Agreement with Davis Selected Advisers, L.P. to subadvise the assets of RiverSource Partners VP - Fundamental Value Fund.

The Investment Manager has Subadvisory Agreements with Systematic Financial Management, L.P. (Systematic) and WEDGE Capital Management L.L.P. (WEDGE), each of which subadvises a portion of the assets of RiverSource Partners VP - Select Value Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. Effective Feb. 22, 2010, both Systematic and WEDGE will be replaced with Goldman Sachs Asset Management, L.P.

The Investment Manager has Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, Inc., Donald Smith & Co., Inc., River Road Asset Management, LLC, Denver Investment Advisors LLC and Turner Investment Partners, Inc., each of which subadvises a portion of the assets of RiverSource Partners VP - Small Cap Value Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited, an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund.

The Investment Manager contracts with and compensates each subadviser to manage the investment of the respective Funds' assets.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  329

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The percentage range for each Fund and the percentage for the year ended Dec. 31, 2009, are as follows:

FUND                                                               PERCENTAGE RANGE  PERCENTAGE
-----------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                  0.060% to 0.030%     0.06%
RiverSource Partners VP -- Select Value Fund                       0.060% to 0.030%     0.06%
RiverSource Partners VP -- Small Cap Value Fund                    0.080% to 0.050%     0.08%
RiverSource VP -- Balanced Fund                                    0.060% to 0.030%     0.06%
RiverSource VP -- Cash Management Fund                             0.060% to 0.030%     0.06%
RiverSource VP -- Diversified Bond Fund                            0.070% to 0.040%     0.06%
RiverSource VP -- Diversified Equity Income Fund                   0.060% to 0.030%     0.05%
RiverSource VP -- Dynamic Equity Fund                              0.060% to 0.030%     0.06%
RiverSource VP -- Global Bond Fund                                 0.080% to 0.050%     0.08%
RiverSource VP -- Global Inflation Protected Securities Fund       0.070% to 0.040%     0.07%
RiverSource VP -- High Yield Bond Fund                             0.070% to 0.040%     0.07%
RiverSource VP -- Income Opportunities Fund                        0.070% to 0.040%     0.07%
RiverSource VP -- Mid Cap Growth Fund                              0.060% to 0.030%     0.06%
RiverSource VP -- Mid Cap Value Fund                               0.060% to 0.030%     0.06%
RiverSource VP -- S&P 500 Index Fund                               0.060% to 0.030%     0.06%
RiverSource VP -- Short Duration U.S. Government Fund              0.070% to 0.040%     0.07%
Seligman VP -- Growth Fund                                         0.060% to 0.030%     0.06%
Seligman VP -- Larger-Cap Value Fund                               0.060% to 0.030%     0.06%
Seligman VP -- Smaller-Cap Value Fund                              0.080% to 0.050%     0.08%
Threadneedle VP -- Emerging Markets Fund                           0.080% to 0.050%     0.08%
Threadneedle VP -- International Opportunity Fund                  0.080% to 0.050%     0.08%


OTHER FEES
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the year ended Dec. 31, 2009, other expenses paid to this company are as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                               $ 5,820
RiverSource Partners VP -- Select Value Fund                                         81
RiverSource Partners VP -- Small Cap Value Fund                                   5,981
RiverSource VP -- Balanced Fund                                                   6,562
RiverSource VP -- Cash Management Fund                                           11,627
RiverSource VP -- Diversified Bond Fund                                          31,931
RiverSource VP -- Diversified Equity Income Fund                                 19,318
RiverSource VP -- Dynamic Equity Fund                                             9,121
RiverSource VP -- Global Bond Fund                                               10,146
RiverSource VP -- Global Inflation Protected Securities Fund                      6,804
RiverSource VP -- High Yield Bond Fund                                            3,756
RiverSource VP -- Income Opportunities Fund                                       5,242
RiverSource VP -- Mid Cap Growth Fund                                             1,868
RiverSource VP -- Mid Cap Value Fund                                              1,698
RiverSource VP -- S&P 500 Index Fund                                              1,316
RiverSource VP -- Short Duration U.S. Government Fund                             3,557
Seligman VP -- Growth Fund                                                        1,895
Seligman VP -- Larger-Cap Value Fund                                                 67
Seligman VP -- Smaller-Cap Value Fund                                               662
Threadneedle VP -- Emerging Markets Fund                                          5,303
Threadneedle VP -- International Opportunity Fund                                 3,701




--------------------------------------------------------------------------------
330  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of each Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other funds in the RiverSource Family of Funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
The Funds have a Transfer Agency and Servicing agreement with RiverSource Service Corporation. The fee under this agreement is uniform for each of the Funds at an annual rate of 0.06% of each Fund's average daily net assets.

DISTRIBUTION FEES
The Funds have an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Dec. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fee and expenses of acquired funds*), including any applicable adjustments under the terms of a performance incentive arrangement, were as follows:

FUND                                                                          PERCENTAGE
----------------------------------------------------------------------------------------
RiverSource Partners VP -- Select Value Fund                                     1.17%
RiverSource Partners VP -- Small Cap Value Fund                                  1.26%
RiverSource VP -- Cash Management Fund                                           0.47%
RiverSource VP -- Global Bond Fund                                               0.96%
Seligman VP -- Larger-Cap Value Fund                                             1.05%


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of each Fund's average daily net assets:

FUND                                                                          PERCENTAGE
----------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                                0.99%
RiverSource Partners VP -- Select Value Fund                                     1.14%
RiverSource Partners VP -- Small Cap Value Fund                                  1.20%
RiverSource VP -- Global Bond Fund                                               0.96%
RiverSource VP -- Global Inflation Protected Securities Fund                     0.74%
RiverSource VP -- Mid Cap Growth Fund                                            1.00%
RiverSource VP -- S&P 500 Index Fund                                             0.53%
Seligman VP -- Larger-Cap Value Fund                                             1.04%
Seligman VP -- Smaller-Cap Value Fund                                            1.12%


Effective May 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any applicable performance incentive adjustment, will not exceed the following percentage of each Fund's average daily net assets:

FUND                                                                          PERCENTAGE
----------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                                0.99%
RiverSource Partners VP -- Select Value Fund                                     1.20%
RiverSource Partners VP -- Small Cap Value Fund                                  1.20%
RiverSource VP -- Global Bond Fund                                               0.97%
RiverSource VP -- Global Inflation Protected Securities Fund                     0.76%
RiverSource VP -- Mid Cap Growth Fund                                            1.08%
RiverSource VP -- S&P 500 Index Fund                                             0.53%
Seligman VP -- Larger-Cap Value Fund                                             1.05%
Seligman VP -- Smaller-Cap Value Fund                                            1.15%
Threadneedle VP -- Emerging Markets Fund                                         1.53%




--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  331

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

From time to time, the Investment Manager and its affiliates may limit the expenses of RiverSource VP - Cash Management Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice.

* In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

TEMPORARY MONEY MARKET FUND GUARANTY PROGRAM
On Oct. 6, 2008, RiverSource VP - Cash Management Fund (Cash Management) applied to participate in the initial term of the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the Program) through Dec. 18, 2008 (the Initial Term), after obtaining the approval of the Board, including a majority of the independent trustees. On Dec. 2, 2008, the Board approved Cash Management's participation in an extension of the Program through April 30, 2009 (the First Extended Term). On April 8, 2009, the Board approved Cash Management's participation in an extension of the Program through Sept. 18, 2009 (the Second Extended Term). Cash Management filed the extension notice with the U.S. Department of Treasury on April 13, 2009 to participate in the Second Extended Term of the Program.

During the year ended Dec. 31, 2009, Cash Management paid an upfront fee to the U.S. Department of Treasury to participate in the Program. The fee to participate in the Second Extended Term of the Program through Sept. 18, 2009, required a payment in the amount of 0.023% of its net asset value as of Sept. 19, 2008. The fees were amortized over the period of the participation in the Program and are shown on Cash Management's Statement of Operations. The cost to participate was borne by Cash Management without regard to any contractual expense limitation currently in effect, if any. However, to the extent the Investment Manager voluntarily limited the expenses of the Fund for the purposes of supporting its yield, the cost to participate in the Program may have been absorbed by the Investment Manager. The Program expired after the close of business on Sept. 18, 2009.

5. SECURITIES TRANSACTIONS

For the year ended Dec. 31, 2009, cost of purchases and proceeds from sales or maturities of securities aggregated $10,332,445,149 and $11,077,569,774 respectively, for RiverSource VP - Cash Management Fund. Cost of purchases and proceeds from sales or maturities of securities (other than short-term obligations, but including any applicable mortgage dollar rolls) aggregated for each Fund are as follows:

FUND                                                                 PURCHASES         PROCEEDS
--------------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                 $   968,902,706  $   267,568,307
RiverSource Partners VP -- Select Value Fund                           11,779,910       13,608,514
RiverSource Partners VP -- Small Cap Value Fund                       569,482,621      546,772,829
RiverSource VP -- Balanced Fund                                     2,022,817,024    2,127,732,999
RiverSource VP -- Diversified Bond Fund                            24,704,449,014   23,918,435,846
RiverSource VP -- Diversified Equity Income Fund                    1,861,617,041    1,514,441,309
RiverSource VP -- Dynamic Equity Fund                                 878,892,036    1,080,590,311
RiverSource VP -- Global Bond Fund                                  1,252,992,257    1,115,014,204
RiverSource VP -- Global Inflation Protected Securities Fund        3,190,855,461    2,051,329,654
RiverSource VP -- High Yield Bond Fund                                627,446,369      641,814,977
RiverSource VP -- Income Opportunities Fund                         1,779,258,643      878,657,659
RiverSource VP -- Mid Cap Growth Fund                                 384,241,812      418,406,791
RiverSource VP -- Mid Cap Value Fund                                   90,782,157      166,381,795
RiverSource VP -- S&P 500 Index Fund                                   59,293,581       71,969,580
RiverSource VP -- Short Duration U.S. Government Fund               1,860,557,816    1,835,581,492
Seligman VP -- Growth Fund                                            371,620,611      462,237,555
Seligman VP -- Larger-Cap Value Fund                                    4,225,653        1,845,384
Seligman VP -- Smaller-Cap Value Fund                                   4,329,137       17,043,994
Threadneedle VP -- Emerging Markets Fund                            1,177,012,398    1,404,156,997
Threadneedle VP -- International Opportunity Fund                     452,303,872      540,861,892


Realized gains and losses on investment sales are determined on an identified cost basis.


--------------------------------------------------------------------------------
332  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

6. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                                                   YEAR ENDED DEC. 31, 2009
                                                                      ISSUED FOR
                                                                      REINVESTED                         NET
FUND                                          SOLD     FUND MERGER  DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental
  Value Fund                              122,164,387      N/A                --    (19,854,078)      102,310,309
RiverSource Partners VP -- Select Value
  Fund                                        245,250      N/A                --       (516,042)         (270,792)
RiverSource Partners VP -- Small Cap
  Value Fund                               18,147,651      N/A                --    (12,370,395)        5,777,256
RiverSource VP -- Balanced Fund             8,946,290      N/A                --    (19,314,539)      (10,368,249)
RiverSource VP -- Cash Management Fund    214,592,355      N/A        29,920,114   (957,626,069)     (713,113,600)
RiverSource VP -- Diversified Bond Fund   117,440,618      N/A        20,882,132    (77,231,220)       61,091,530
RiverSource VP -- Diversified Equity
  Income Fund                              73,024,457      N/A                --    (43,474,035)       29,550,422
RiverSource VP -- Dynamic Equity Fund       1,890,598      N/A                --    (18,956,603)      (17,066,005)
RiverSource VP -- Global Bond Fund         31,329,796      N/A         2,467,937    (25,048,552)        8,749,181
RiverSource VP -- Global Inflation
  Protected Securities Fund               142,862,636      N/A        15,638,075     (6,495,504)      152,005,207
RiverSource VP -- High Yield Bond Fund      9,641,261      N/A        11,653,005    (20,930,020)          364,246
RiverSource VP -- Income Opportunities
  Fund                                     93,900,471      N/A         6,613,233     (8,019,749)       92,493,955
RiverSource VP -- Mid Cap Growth Fund       2,437,206      N/A                --     (5,792,756)       (3,355,550)
RiverSource VP -- Mid Cap Value Fund        3,857,293      N/A                --    (15,748,567)      (11,891,274)
RiverSource VP -- S&P 500 Index Fund        3,601,798      N/A                --     (6,687,085)       (3,085,287)
RiverSource VP -- Short Duration U.S.
  Government Fund                          12,799,796      N/A         1,548,754    (13,850,430)          498,120
Seligman VP -- Growth Fund                  3,581,919      N/A                --    (27,082,827)      (23,500,908)
Seligman VP -- Larger-Cap Value Fund          785,897      N/A                --       (475,905)          309,992
Seligman VP -- Smaller-Cap Value Fund         542,210      N/A                --     (2,385,777)       (1,843,567)
Threadneedle VP -- Emerging Markets
  Fund*                                    18,439,107      N/A           251,842    (40,079,888)      (21,388,939)
Threadneedle VP -- International
  Opportunity Fund                          1,701,981      N/A           894,590    (12,810,462)      (10,213,891)
--------------------------------------------------------------------------------------------------------------------


* Following the close of business on Feb. 13, 2009, Threadneedle VP - Emerging Markets Fund issued approximately 7,500,350 shares to the subaccounts owned by RiverSource Life and RiverSource Life of NY in exchange for securities valued at $41,979,743 and cash in the amount of $21,494,966.

                                                                   YEAR ENDED DEC. 31, 2008
                                                                      ISSUED FOR
                                                                      REINVESTED                         NET
FUND                                          SOLD     FUND MERGER  DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental
  Value Fund                               56,864,017          N/A       664,659     (4,188,822)      53,339,854
RiverSource Partners VP -- Select Value
  Fund                                        278,631          N/A        17,954       (987,686)        (691,101)
RiverSource Partners VP -- Small Cap
  Value Fund                               33,790,213          N/A     3,120,502    (10,045,784)      26,864,931
RiverSource VP -- Balanced Fund               568,180          N/A     7,741,535    (29,962,277)     (21,652,562)
RiverSource VP -- Cash Management Fund    825,622,598          N/A     5,304,687   (494,862,487)     336,064,798
RiverSource VP -- Diversified Bond Fund   135,368,277   10,355,266     1,923,851   (104,935,331)      42,712,063
RiverSource VP -- Diversified Equity
  Income Fund                              73,251,670          N/A    23,663,738    (35,354,080)      61,561,328
RiverSource VP -- Dynamic Equity Fund       1,200,305          N/A    11,952,878    (31,109,979)     (17,956,796)
RiverSource VP -- Global Bond Fund         38,333,808          N/A     9,404,572    (28,000,766)      19,737,614
RiverSource VP -- Global Inflation
  Protected Securities Fund                42,977,261          N/A     2,319,165    (27,365,448)      17,930,978
RiverSource VP -- High Yield Bond Fund      1,932,444          N/A       491,029    (53,713,377)     (51,289,904)
RiverSource VP -- Income Opportunities
  Fund                                     32,420,102          N/A       184,430    (12,670,595)      19,933,937
RiverSource VP -- Mid Cap Growth Fund         478,438          N/A       296,346    (10,551,374)      (9,776,590)
RiverSource VP -- Mid Cap Value Fund       11,668,838          N/A     6,613,416     (3,566,986)      14,715,268
RiverSource VP -- S&P 500 Index Fund        2,352,499          N/A     1,442,728    (10,063,689)      (6,268,462)
RiverSource VP -- Short Duration U.S.
  Government Fund                          14,845,146          N/A        76,993    (11,569,760)       3,352,379
Seligman VP -- Growth Fund                  7,279,442          N/A       179,762    (24,633,952)     (17,174,748)
Seligman VP -- Larger-Cap Value Fund          313,431          N/A        39,114       (839,498)        (486,953)
Seligman VP -- Smaller-Cap Value Fund         310,835          N/A     1,519,809     (4,926,269)      (3,095,625)
Threadneedle VP -- Emerging Markets Fund   34,518,845          N/A     8,742,752     (4,674,312)      38,587,285
Threadneedle VP -- International
  Opportunity Fund                            594,878          N/A     1,561,014    (21,003,665)     (18,847,773)
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  333

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

7. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of each Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of each Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolios of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statements of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Dec. 31, 2009, securities on loan were as follows:

                                                                        U.S. GOVERNMENT
                                                          SECURITIES       SECURITIES    CASH COLLATERAL
FUND                                                         VALUE           VALUE            VALUE
--------------------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund       $  370,366,808    $         --     $382,736,913
RiverSource Partners VP -- Small Cap Value Fund            353,206,695              --      366,791,040
RiverSource VP -- Balanced Fund                            159,079,502              --      164,318,063
RiverSource VP -- Diversified Bond Fund                  1,130,723,650     232,493,691      920,216,096
RiverSource VP -- Diversified Equity Income Fund           910,996,534              --      940,567,761
RiverSource VP -- Dynamic Equity Fund                      318,490,875              --      329,299,847
RiverSource VP -- Global Bond Fund                         102,498,855      38,000,110       66,561,988
RiverSource VP -- Global Inflation Protected
  Securities Fund                                          615,869,602     133,558,134      490,694,773
RiverSource VP -- High Yield Bond Fund                      55,060,441              --       56,148,502
RiverSource VP -- Income Opportunities Fund                274,204,467              --      279,487,381
RiverSource VP -- Mid Cap Growth Fund                      102,193,346              --      105,925,216
RiverSource VP -- Mid Cap Value Fund                        28,872,922              --       29,772,481
RiverSource VP -- S&P 500 Index Fund                         9,946,250              --       10,311,501
RiverSource VP -- Short Duration U.S. Government Fund       40,678,450      16,858,295       24,617,844
Seligman VP -- Growth Fund                                  16,010,971              --       16,515,142
Seligman VP -- Larger-Cap Value Fund                           547,009              --          562,991
Seligman VP -- Smaller-Cap Value Fund                       14,365,557              --       14,959,000
Threadneedle VP -- Emerging Markets Fund                    31,937,955              --       34,224,811
Threadneedle VP -- International Opportunity Fund           34,816,180              --       36,656,522


Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify each Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by each Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.


--------------------------------------------------------------------------------
334  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Pursuant to the Agreement, each Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended Dec. 31, 2009 is included in the Statements of Operations for each Fund as follows:

FUND                                                                            INCOME
----------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                             $  578,182
RiverSource Partners VP -- Small Cap Value Fund                                  996,321
RiverSource VP -- Balanced Fund                                                  210,687
RiverSource VP -- Diversified Bond Fund                                        2,307,455
RiverSource VP -- Diversified Equity Income Fund                               1,452,282
RiverSource VP -- Dynamic Equity Fund                                          2,834,083
RiverSource VP -- Global Bond Fund                                               167,697
RiverSource VP -- Global Inflation Protected Securities Fund                     396,690
RiverSource VP -- High Yield Bond Fund                                           113,402
RiverSource VP -- Income Opportunities Fund                                      284,329
RiverSource VP -- Mid Cap Growth Fund                                            874,384
RiverSource VP -- Mid Cap Value Fund                                             213,900
RiverSource VP -- S&P 500 Index Fund                                             183,201
RiverSource VP -- Short Duration U.S. Government Fund                            210,876
Seligman VP -- Growth Fund                                                        92,369
Seligman VP -- Larger-Cap Value Fund                                               2,219
Seligman VP -- Smaller-Cap Value Fund                                             22,746
Threadneedle VP -- Emerging Markets Fund                                         176,296
Threadneedle VP -- International Opportunity Fund                                542,930


Each Fund also continues to earn interest and dividends on the securities loaned.

8. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written by RiverSource VP - Diversified Bond Fund during the year ended Dec. 31, 2009 are as follows:

                                                                CALLS                     PUTS
-------------------------------------------------------------------------------------------------------
                                                        CONTRACTS    PREMIUMS    CONTRACTS    PREMIUMS
-------------------------------------------------------------------------------------------------------
Balance Dec. 31, 2008                                           --  $       --           --  $       --
Opened                                                 120,000,800   8,138,631  120,001,355   8,325,531
Closed                                                        (800)   (260,631)      (1,355)   (447,531)
-------------------------------------------------------------------------------------------------------
Balance Dec. 31, 2009                                  120,000,000  $7,878,000  120,000,000  $7,878,000
-------------------------------------------------------------------------------------------------------


Contracts and premiums associated with options contracts written by RiverSource VP - Mid Cap Growth Fund during the year ended Dec. 31, 2009 are as follows:

                                                                                 CALLS
---------------------------------------------------------------------------------------------
                                                                         CONTRACTS   PREMIUMS
---------------------------------------------------------------------------------------------
Balance Dec. 31, 2008                                                          --   $      --
Opened                                                                      4,990     312,839
Closed                                                                     (1,786)   (107,969)
Exercised                                                                  (1,732)   (115,446)
Expired                                                                    (1,472)    (89,424)
---------------------------------------------------------------------------------------------
Balance Dec. 31, 2009                                                          --   $      --
---------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  335

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Contracts and premiums associated with options contracts written by RiverSource VP - Short Duration U.S. Government Fund during the year ended Dec. 31, 2009 are as follows:

                                                                   CALLS                 PUTS
----------------------------------------------------------------------------------------------------
                                                            CONTRACTS  PREMIUMS  CONTRACTS  PREMIUMS
----------------------------------------------------------------------------------------------------
Balance Dec. 31, 2008                                           --     $     --       --    $     --
Opened                                                          75       24,434      132      43,996
Closed                                                         (75)     (24,434)    (132)    (43,996)
----------------------------------------------------------------------------------------------------
Balance Dec. 31, 2009                                           --     $     --       --    $     --
----------------------------------------------------------------------------------------------------


9. AFFILIATED MONEY MARKET FUND

Each Fund, except for RiverSource VP - Cash Management Fund, may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated for each Fund for the year ended Dec. 31, 2009, are as follows:

FUND                                                                  PURCHASES       PROCEEDS
-------------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                  $  903,629,963  $  882,467,396
RiverSource Partners VP -- Select Value Fund                            6,026,234       6,460,857
RiverSource Partners VP -- Small Cap Value Fund                       325,518,290     296,747,621
RiverSource VP -- Balanced Fund                                       472,609,339     440,665,288
RiverSource VP -- Diversified Bond Fund                             3,969,178,895   3,656,096,961
RiverSource VP -- Diversified Equity Income Fund                    1,066,764,536   1,051,814,270
RiverSource VP -- Dynamic Equity Fund                                 265,200,403     275,522,286
RiverSource VP -- Global Bond Fund                                    429,355,266     421,193,130
RiverSource VP -- Global Inflation Protected Securities Fund        1,094,514,520   1,023,324,022
RiverSource VP -- High Yield Bond Fund                                293,602,113     305,654,225
RiverSource VP -- Income Opportunities Fund                           815,845,759     837,384,979
RiverSource VP -- Mid Cap Growth Fund                                 132,801,977     133,306,283
RiverSource VP -- Mid Cap Value Fund                                   60,431,281      58,431,346
RiverSource VP -- S&P 500 Index Fund                                   22,810,026      25,549,178
RiverSource VP -- Short Duration U.S. Government Fund                 109,495,029     118,438,228
Seligman VP -- Growth Fund                                            120,202,232     135,433,470
Seligman VP -- Larger-Cap Value Fund                                    4,570,194       4,560,508
Seligman VP -- Smaller-Cap Value Fund                                   8,860,986      10,748,834
Threadneedle VP -- Emerging Markets Fund                              529,998,070     545,693,874
Threadneedle VP -- International Opportunity Fund                     168,880,448     165,341,100


The income distributions received with respect to each Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statements of Operations and each Fund's invested balance in RiverSource Short-Term Cash Fund can be found in the Portfolios of Investments.

10. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between

--------------------------------------------------------------------------------
336  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


each Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. Each Fund had no borrowings during the year ended Dec. 31, 2009.

11. INVESTMENTS IN STRUCTURED INVESTMENT VEHICLES

In 2007 and 2008 structured investment vehicles ("SIVs") generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset-backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. On April 29, 2009, RiverSource VP - Cash Management Fund (Cash Management) chose the cash payout option in the restructuring of WhistleJacket Capital LLC (WJC) and received cash proceeds totaling $7.4 million on its remaining $9.2 million principal in WJC. Cash Management recognized a loss of $1.8 million on the transaction. The loss recognized on April 29, 2009 is reflected in the Statement of Operations, and was not material to Cash Management's $1 net asset value per share. Cash Management held no other SIV positions at Dec. 31, 2009.

12. PAYMENTS BY AFFILIATE

From Sept. 14, 2009 through Dec. 31, 2009, due to realized losses of RiverSource VP - Cash Management Fund, Ameriprise Financial paid approximately $960,000 to RiverSource VP - Cash Management Fund to provide support to the Fund's $1.00 net asset value per share. These amounts are recorded as increase from payments by affiliate on the Statement of Operations. Subsequent to Dec. 31, 2009 and through Feb. 22, 2010 (date of issuance of the Fund's financial statements), additional support payments have been made by Ameriprise Financial amounting to approximately $122,000.

13. PROCEEDS FROM REGULATORY SETTLEMENT

During the year ended Dec. 31, 2009, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund received $9,123 and $170,135, respectively, which represented the Funds' portion of the proceeds from the settlement (the Funds were not party to the proceedings). The proceeds received by the Funds were recorded as an increase to additional paid-in capital.

14. FUND MERGER

RIVERSOURCE VP - DIVERSIFIED BOND FUND
At the close of business on March 7, 2008, RiverSource VP - Diversified Bond Fund acquired the assets and assumed the identified liabilities of RiverSource VP - Core Bond Fund. This reorganization was completed after shareholders approved the plan on Jan. 29, 2008.

The aggregate net assets of RiverSource VP - Diversified Bond Fund immediately before the acquisition were $4,408,130,558 and the combined net assets immediately after the acquisition were $4,515,177,559.

The merger was accomplished by a tax-free exchange of 11,005,013 shares of RiverSource VP - Core Bond Fund valued at $107,047,001.

In exchange for the RiverSource VP - Core Bond Fund shares and net assets, RiverSource VP - Diversified Bond Fund issued 10,355,266 shares.

The components of RiverSource VP - Core Bond Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were $107,047,001, which includes $108,711,215 of capital stock, ($1,189,750) of unrealized depreciation, ($432,430) of accumulated net realized loss and ($42,034) of excess distributions over net investment income.

15. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, passive foreign investment company (PFIC) holdings, investments in partnerships, post-October losses, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  337

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

In the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed (excess of distributions over) net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in a net reclassification adjustment to increase (decrease) paid-in capital by the following:

                                                    UNDISTRIBUTED (EXCESS OF   ACCUMULATED       ADDITIONAL
                                                     DISTRIBUTIONS OVER) NET  NET REALIZED     PAID-IN CAPITAL
FUND                                                    INVESTMENT INCOME      GAIN (LOSS)  REDUCTION (INCREASE)
----------------------------------------------------------------------------------------------------------------
RiverSource VP -- Cash Management Fund                           7,141             (7,141)               --
RiverSource VP -- Diversified Bond Fund                      2,870,699          6,992,776         9,863,475
RiverSource VP -- Global Bond Fund                           6,066,100         (6,066,103)               (3)
RiverSource VP -- Global Inflation Protected
  Securities Fund                                          (60,814,009)        60,814,009                --
RiverSource VP -- High Yield Bond Fund                       1,149,790         98,349,255        99,499,045
RiverSource VP -- Income Opportunities Fund                    831,439           (831,439)               --
RiverSource VP -- Short Duration U.S. Government
  Fund                                                          90,696            (90,696)               --
Threadneedle VP -- Emerging Markets Fund                     2,997,846         (2,997,846)               --
Threadneedle VP -- International Opportunity Fund              990,137         98,056,952        99,047,089


The tax character of distributions paid for the years indicated is as follows:

                                                       2009                                    2008
                                        ORDINARY      LONG-TERM   TAX RETURN    ORDINARY      LONG-TERM   TAX RETURN
YEAR ENDED DEC. 31,                      INCOME     CAPITAL GAIN  OF CAPITAL     INCOME     CAPITAL GAIN  OF CAPITAL
--------------------------------------------------------------------------------------------------------------------
RiverSource Partners VP --
  Fundamental Value Fund*             $         --       $--          $--     $  1,703,610  $  5,266,390   $     --
RiverSource Partners VP -- Select
  Value Fund*                                   --        --           --               94       157,468     17,538
RiverSource Partners VP -- Small Cap
  Value Fund*                                   --        --           --       10,543,620    27,656,380         --
RiverSource VP -- Balanced Fund*                --        --           --        3,400,000   101,500,000         --
RiverSource VP -- Cash Management
  Fund                                     940,288        --           --       33,787,830            --         --
RiverSource VP -- Diversified Bond
  Fund                                 211,460,070        --           --       18,843,522            --         --
RiverSource VP -- Diversified Equity
  Income Fund*                                  --        --           --       10,355,000   313,500,000         --
RiverSource VP -- Dynamic Equity
  Fund*                                         --        --           --       43,320,284   210,879,716         --
RiverSource VP -- Global Bond Fund      27,430,312        --           --      101,536,316       696,821         --
RiverSource VP -- Global Inflation
  Protected
  Securities Fund                      140,996,209        --           --       24,214,171            --         --
RiverSource VP -- High Yield Bond
  Fund                                  66,133,408        --           --        2,526,513            --         --
RiverSource VP -- Income
  Opportunities Fund                    61,732,606        --           --        1,441,598            --         --
RiverSource VP -- Mid Cap Growth*               --        --           --           87,000     3,250,000         --
RiverSource VP -- Mid Cap Value
  Fund*                                         --        --           --       53,371,158    17,378,842         --
RiverSource VP -- S&P 500 Index
  Fund*                                         --        --           --          282,840    12,342,160         --
RiverSource VP -- Short Duration
  U.S. Gov't Fund                       15,349,954        --           --          667,716            --         --
Seligman VP -- Growth Fund*                     --        --           --        1,270,000            --         --
Seligman VP -- Larger-Cap Value
  Fund*                                         --        --           --           47,000       350,000         --
Seligman VP -- Smaller-Cap Value
  Fund*                                         --        --           --        4,852,131     8,867,329    780,540
Threadneedle VP -- Emerging Markets
  Fund                                   2,956,575        --           --       79,747,034    70,389,646         --
Threadneedle VP -- International
  Opportunity Fund                       8,000,000        --           --       20,229,281            --         --


* Prior to Feb. 1, 2008, the Fund was treated as a regulated investment company for federal income tax purposes and distributed all of its taxable income, including any net realized gains on investments, to shareholders.


--------------------------------------------------------------------------------
338  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

At Dec. 31, 2009, the components of distributable earnings on a tax basis for each Fund treated as a RIC are as follows:

                                                   UNDISTRIBUTED   UNDISTRIBUTED   ACCUMULATED    UNREALIZED
                                                      ORDINARY      ACCUMULATED     REALIZED     APPRECIATION
FUND                                                   INCOME     LONG-TERM GAIN      LOSS      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
RiverSource VP -- Cash Management Fund                    6,770            --       (2,605,753)       (21,996)
RiverSource VP -- Diversified Bond Fund             209,990,583            --     (178,532,219)    59,933,322
RiverSource VP -- Global Bond Fund                   13,733,813            --       (5,799,019)    62,323,425
RiverSource VP -- Global Inflation Protected
  Securities Fund                                    59,395,733       628,533       (1,939,295)   (94,957,864)
RiverSource VP -- High Yield Bond Fund               62,456,988            --     (252,118,480)    41,963,998
RiverSource VP -- Income Opportunities Fund         115,487,461            --      (76,483,626)   130,024,369
RiverSource VP -- Short Duration U.S. Government
  Fund                                               10,884,982            --      (21,344,123)    (1,705,430)
Threadneedle VP -- Emerging Markets Fund              6,144,924            --     (134,805,438)   188,001,609
Threadneedle VP -- International Opportunity Fund     2,875,856            --     (291,142,141)    66,104,112


For federal income tax purposes, capital loss carry-overs at Dec. 31, 2009 were as follows:

FUND                                                                          CARRY-OVER
-----------------------------------------------------------------------------------------
RiverSource VP -- Cash Management Fund                                       $  2,598,648
RiverSource VP -- Diversified Bond Fund                                       175,742,855
RiverSource VP -- Global Bond Fund                                              5,799,019
RiverSource VP -- High Yield Bond Fund                                        252,118,480
RiverSource VP -- Income Opportunities Fund                                    76,483,626
RiverSource VP -- Short Duration U.S. Government Fund                          20,612,618
Threadneedle VP -- Emerging Markets Fund                                      134,158,545
Threadneedle VP -- International Opportunity Fund                             289,700,824


At the end of the most recent fiscal year, if the capital loss carry-overs are not offset by subsequent capital gains, they will expire as follows:

FUND                                 2010        2011       2012      2013       2014       2015        2016         2017
----------------------------------------------------------------------------------------------------------------------------
RiverSource VP -- Cash
  Management Fund                         --          --       --        150         --      1,337      282,517    2,314,644
RiverSource VP -- Diversified
  Bond Fund                       15,651,824   4,231,263       --  7,658,240         --         --           --  148,201,528
RiverSource VP -- Global Bond
  Fund                                    --          --       --         --         --         --    1,831,824    3,967,195
RiverSource VP -- High Yield
  Bond Fund                      106,316,242          --       --    760,493         --         --   72,914,336   72,127,409
RiverSource VP -- Income
  Opportunities Fund                      --          --       --         --         --  1,606,700   45,189,910   29,687,016
RiverSource VP -- Short
  Duration U.S. Government Fund           --          --  275,317  3,894,750  3,130,115         --           --   13,312,436
Threadneedle VP -- Emerging
  Markets Fund                            --          --       --         --         --         --  113,436,613   20,721,932
Threadneedle
  VP -- International
  Opportunity Fund                90,583,079  21,881,478       --         --         --         --   28,239,702  148,996,565


Because the measurement periods for a RICs income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses and net currency losses realized between Nov. 1, 2009 and their fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2009, post-October losses that are treated for income tax purposes as occurring on Jan. 1, 2010 were as follows:

FUND                                                                       POST-OCTOBER LOSS
--------------------------------------------------------------------------------------------
RiverSource VP -- Cash Management Fund                                         $    7,105
RiverSource VP -- Diversified Bond Fund                                         2,789,364
RiverSource VP -- Global Inflation Protected Securities Fund                    1,939,295
RiverSource VP -- Short Duration U.S. Government Fund                             731,505
Threadneedle VP -- Emerging Markets Fund                                          646,893
Threadneedle VP -- International Opportunity Fund                               1,441,317


For the year ended Dec. 31, 2009, RiverSource VP - Diversified Bond Fund and Threadneedle VP - International Opportunity Fund had capital loss carry-overs of $9,863,475 and $98,876,954, respectively, that expired unused. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have

--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  339

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

been offset or expire. There is no assurance that the Funds will be able to utilize all of their capital loss carry-overs before they expire.

16. RISKS RELATING TO CERTAIN INVESTMENTS

For RiverSource VP - Global Bond Fund and RiverSource VP - Global Inflation Protected Securities Fund:

DIVERSIFICATION RISK
The Funds are non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For RiverSource VP - Global Bond Fund, Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund:

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

For RiverSource VP - Global Inflation Protected Securities Fund:

FOREIGN RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

INFLATION PROTECTED SECURITIES RISK
Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

17. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through Feb. 22, 2010, the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements, other than as previously noted.

18. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eight Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case.


--------------------------------------------------------------------------------
340  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  341

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

To the Board of Trustees and Shareholders of RiverSource Partners
VP - Fundamental Value Fund, RiverSource Partners VP - Select Value Fund, RiverSource Partners VP - Small Cap Value Fund, RiverSource VP - Balanced Fund, RiverSource VP - Cash Management Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Dynamic Equity Fund, RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource
VP - Income Opportunities Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - S&P 500 Index Fund, RiverSource VP - Short Duration U.S. Government Fund, Seligman VP - Growth Fund, Seligman VP - Larger-Cap Value Fund, Seligman VP - Smaller-Cap Value Fund, Threadneedle VP - Emerging Markets Fund, and Threadneedle VP - International Opportunity Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of RiverSource Partners VP - Fundamental Value Fund, RiverSource Partners VP - Select Value Fund, RiverSource Partners
VP - Small Cap Value Fund, RiverSource VP - Balanced Fund, RiverSource VP - Cash Management Fund, RiverSource VP - Diversified Bond Fund, RiverSource
VP - Diversified Equity Income Fund, RiverSource VP - Dynamic Equity Fund (formerly RiverSource VP - Large Cap Equity Fund), RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - S&P 500 Index Fund, RiverSource VP - Short Duration U.S. Government Fund, Seligman VP - Growth Fund (formerly RiverSource VP - Growth
Fund), Seligman VP - Larger-Cap Value Fund (formerly RiverSource VP - Large Cap Value Fund), Seligman VP - Smaller-Cap Value Fund (formerly RiverSource
VP - Small Cap Advantage Fund), Threadneedle VP - Emerging Markets Fund, and Threadneedle VP - International Opportunity Fund (the Funds) (twenty-one of the portfolios comprising the RiverSource Variable Series Trust) as of December 31, 2009, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods presented through December 31, 2006, were audited by other auditors whose report dated February 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
342  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Variable Series Trust at December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
February 22, 2010


--------------------------------------------------------------------------------
                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 ANNUAL REPORT  343

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.2%)
General Dynamics                                        16,691             $1,137,825
Goodrich                                                 4,744(d)             304,802
Lockheed Martin                                         11,382                857,634
Northrop Grumman                                        11,490                641,717
Raytheon                                                13,727                707,215
Rockwell Collins                                         2,349(d)             130,041
United Technologies                                      4,152                288,190
                                                                      ---------------
Total                                                                       4,067,424
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
CH Robinson Worldwide                                    4,042(d)             237,387
FedEx                                                      898                 74,938
                                                                      ---------------
Total                                                                         312,325
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Johnson Controls                                         7,405                201,712
-------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Ford Motor                                              17,637(b,d)           176,370
Harley-Davidson                                         10,726                270,295
                                                                      ---------------
Total                                                                         446,665
-------------------------------------------------------------------------------------

BEVERAGES (2.0%)
Brown-Forman Cl B                                          611                 32,731
Coca-Cola                                               43,681              2,489,817
Coca-Cola Enterprises                                   12,760                270,512
Pepsi Bottling Group                                     5,293                198,488
PepsiCo                                                 12,301                747,901
                                                                      ---------------
Total                                                                       3,739,449
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.2%)
Amgen                                                   36,722(b)           2,077,364
Cephalon                                                 3,156(b)             196,966
                                                                      ---------------
Total                                                                       2,274,330
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                    7,380                101,918
-------------------------------------------------------------------------------------

CAPITAL MARKETS (5.2%)
Bank of New York Mellon                                 42,404              1,186,040
Franklin Resources                                       5,456                574,790
Goldman Sachs Group                                     30,679              5,179,841
Invesco                                                 10,146                238,330
Morgan Stanley                                          63,063              1,866,664
State Street                                            16,864                734,259
                                                                      ---------------
Total                                                                       9,779,924
-------------------------------------------------------------------------------------

CHEMICALS (1.5%)
Air Products & Chemicals                                 5,213                422,566
CF Inds Holdings                                         1,489                135,171
Dow Chemical                                            53,028(d)           1,465,163
EI du Pont de Nemours & Co                              11,134                374,882
PPG Inds                                                 5,431                317,931
                                                                      ---------------
Total                                                                       2,715,713
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.2%)
BB&T                                                     9,638(d)             244,516
Comerica                                                 4,113(d)             121,621
Fifth Third Bancorp                                     10,201                 99,460
First Horizon Natl                                      21,048(b,d)           282,049
KeyCorp                                                 24,393                135,381
Marshall & Ilsley                                       14,426(d)              78,622
PNC Financial Services Group                            31,247              1,649,529
SunTrust Banks                                          23,501(d)             476,835
US Bancorp                                              12,139                273,249
Wells Fargo & Co                                        99,056              2,673,522
                                                                      ---------------
Total                                                                       6,034,784
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Avery Dennison                                           3,406                124,285
RR Donnelley & Sons                                     11,221                249,892
                                                                      ---------------
Total                                                                         374,177
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems                                           34,847(b)            $834,237
Motorola                                                80,686                626,123
QUALCOMM                                                18,434                852,757
                                                                      ---------------
Total                                                                       2,313,117
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (7.9%)
Apple                                                   52,869(b)          11,147,957
Dell                                                    60,473(b)             868,392
IBM                                                     10,245              1,341,071
Lexmark Intl Cl A                                        6,086(b)             158,114
NetApp                                                  20,185(b)             694,162
Western Digital                                         11,409(b)             503,707
                                                                      ---------------
Total                                                                      14,713,403
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                    6,440                290,058
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
American Express                                        15,629                633,287
Capital One Financial                                   13,473(d)             516,555
Discover Financial Services                             14,796                217,649
SLM                                                     17,513(b)             197,372
                                                                      ---------------
Total                                                                       1,564,863
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                            2,666(d)             101,201
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                        3,006(b)             182,103
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.5%)
Bank of America                                        372,536              5,610,393
Citigroup                                              374,252              1,238,774
IntercontinentalExchange                                 2,790(b,d)           313,317
JPMorgan Chase & Co                                     25,511              1,063,043
KKR Financial Holdings LLC                              39,764                230,631
                                                                      ---------------
Total                                                                       8,456,158
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.0%)
AT&T                                                   154,306              4,325,197
CenturyTel                                               8,252                298,805
Qwest Communications Intl                                8,680                 36,543
Verizon Communications                                  83,456              2,764,897
                                                                      ---------------
Total                                                                       7,425,442
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Edison Intl                                              7,795                271,110
Exelon                                                  16,653                813,832
FirstEnergy                                              7,610                353,485
Progress Energy                                          7,927(d)             325,086
Southern                                                25,040                834,333
                                                                      ---------------
Total                                                                       2,597,846
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric                                        12,045(d)             513,117
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.0%)
Agilent Technologies                                     8,416(b)             261,485
Corning                                                 66,869              1,291,241
Jabil Circuit                                            1,122                 19,489
Tyco Electronics                                        15,540(c)             381,507
                                                                      ---------------
Total                                                                       1,953,722
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.9%)
Baker Hughes                                            11,313(d)             457,950
BJ Services                                             14,870                276,582
Cameron Intl                                             8,871(b)             370,808
Diamond Offshore Drilling                                2,447(d)             240,834
Ensco Intl ADR                                           9,274(c)             370,404
FMC Technologies                                         4,462(b)             258,082
Halliburton                                              8,760                263,588
Nabors Inds                                             13,616(b,c)           298,054
Natl Oilwell Varco                                      14,583                642,965
Noble                                                    3,456(c)             140,659
Rowan Companies                                          5,030(b)             113,879
Smith Intl                                               3,208                 87,161
Weatherford Intl                                         3,668(b,c)            65,694
                                                                      ---------------
Total                                                                       3,586,660
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
    RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

FOOD & STAPLES RETAILING (2.5%)
SUPERVALU                                                5,895(d)             $74,925
Walgreen                                                17,068                626,737
Wal-Mart Stores                                         72,001              3,848,454
Whole Foods Market                                       7,197(b,d)           197,558
                                                                      ---------------
Total                                                                       4,747,674
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
Archer-Daniels-Midland                                  23,868                747,307
ConAgra Foods                                           11,497                265,006
Dean Foods                                               5,017(b)              90,507
Sara Lee                                                18,913                230,360
                                                                      ---------------
Total                                                                       1,333,180
-------------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Nicor                                                    2,333                 98,219
Questar                                                  5,139                213,629
                                                                      ---------------
Total                                                                         311,848
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Becton Dickinson & Co                                    6,621                522,132
Intuitive Surgical                                         925(b)             280,571
Medtronic                                               13,929                612,598
St. Jude Medical                                         8,904(b)             327,489
                                                                      ---------------
Total                                                                       1,742,790
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Cardinal Health                                         25,649                826,924
CIGNA                                                   32,216              1,136,258
Coventry Health Care                                    10,637(b)             258,373
McKesson                                                 8,045                502,813
UnitedHealth Group                                      65,640              2,000,707
WellPoint                                               19,818(b)           1,155,191
                                                                      ---------------
Total                                                                       5,880,266
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.8%)
Intl Game Technology                                     6,079                114,103
Starbucks                                               46,653(b)           1,075,818
Wyndham Worldwide                                       11,866                239,337
                                                                      ---------------
Total                                                                       1,429,258
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Black & Decker                                           2,771                179,644
DR Horton                                               19,778(d)             214,986
Harman Intl Inds                                           270                  9,526
KB Home                                                  3,813                 52,162
Lennar Cl A                                              9,449                120,664
Newell Rubbermaid                                        2,855                 42,854
Pulte Homes                                             16,156(d)             161,560
Whirlpool                                                2,490(d)             200,843
                                                                      ---------------
Total                                                                         982,239
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
AES                                                     24,306(b)             323,513
Constellation Energy Group                               6,960                244,783
                                                                      ---------------
Total                                                                         568,296
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.5%)
General Electric                                       276,877              4,189,149
Textron                                                  6,553(d)             123,262
Tyco Intl                                               12,277(c)             438,043
                                                                      ---------------
Total                                                                       4,750,454
-------------------------------------------------------------------------------------

INSURANCE (4.8%)
AFLAC                                                    5,902                272,968
Allstate                                                88,847              2,668,963
Aon                                                      8,022(d)             307,563
Assurant                                                 8,134                239,790
Chubb                                                    9,436                464,062
Cincinnati Financial                                       532                 13,960
Hartford Financial Services Group                       13,911                323,570
Lincoln Natl                                            12,748                317,170
MetLife                                                 15,073                532,831
Principal Financial Group                               15,445(d)             371,298
Progressive                                             26,298(b)             473,101
Prudential Financial                                    13,158                654,742
Travelers Companies                                     44,901              2,238,764
                                                                      ---------------
Total                                                                       8,878,782
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

INTERNET & CATALOG RETAIL (1.4%)
Amazon.com                                              12,342(b)          $1,660,245
Expedia                                                 14,517(b)             373,232
priceline.com                                            2,537(b)             554,335
                                                                      ---------------
Total                                                                       2,587,812
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.5%)
eBay                                                    40,910(b)             963,021
-------------------------------------------------------------------------------------

IT SERVICES (1.2%)
Automatic Data Processing                               18,512                792,683
Cognizant Technology Solutions Cl A                     14,275(b)             646,658
Computer Sciences                                        5,375(b)             309,224
Convergys                                                  961(b)              10,331
Fiserv                                                   4,000(b)             193,920
SAIC                                                    10,308(b)             195,234
Total System Services                                    1,524                 26,319
                                                                      ---------------
Total                                                                       2,174,369
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                           18,095(b,d)            76,361
Mattel                                                   7,957                158,981
                                                                      ---------------
Total                                                                         235,342
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.2%)
Life Technologies                                        8,585(b)             448,395
-------------------------------------------------------------------------------------

MACHINERY (1.2%)
Caterpillar                                              8,668                493,989
Cummins                                                  7,037                322,717
Eaton                                                    3,202                203,711
Flowserve                                                2,038                192,652
Illinois Tool Works                                     11,431                548,574
Ingersoll-Rand                                          11,601(c)             414,620
Manitowoc                                                  533(d)               5,314
                                                                      ---------------
Total                                                                       2,181,577
-------------------------------------------------------------------------------------

MEDIA (1.4%)
CBS Cl B                                                46,129                648,112
Gannett                                                  5,820                 86,427
Meredith                                                   222                  6,849
New York Times Cl A                                      1,712(b)              21,160
News Corp Cl A                                          96,906              1,326,644
Viacom Cl B                                             20,613(b)             612,824
WorldSpace Cl A                                         16,896(b)                 397
                                                                      ---------------
Total                                                                       2,702,413
-------------------------------------------------------------------------------------

METALS & MINING (2.2%)
AK Steel Holding                                         1,032(d)              22,033
Alcoa                                                   32,605                525,593
Allegheny Technologies                                  10,150(d)             454,416
Freeport-McMoRan Copper & Gold                          24,712(b)           1,984,126
Newmont Mining                                           5,648                267,207
Nucor                                                    8,986                419,197
Timminco                                                35,775(b,c,d)          44,278
United States Steel                                      7,934(d)             437,322
                                                                      ---------------
Total                                                                       4,154,172
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Family Dollar Stores                                     4,809                133,834
JC Penney                                                7,769                206,733
Kohl's                                                   9,399(b)             506,889
Macy's                                                  16,341                273,875
Nordstrom                                               12,022                451,787
                                                                      ---------------
Total                                                                       1,573,118
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Consolidated Edison                                      8,042                365,348
PG&E                                                     9,915(d)             442,705
                                                                      ---------------
Total                                                                         808,053
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                   24,082                203,734
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (11.9%)
Chesapeake Energy                                       14,308                370,291
Chevron                                                141,104(e)          10,863,597
ConocoPhillips                                          78,881              4,028,453
Exxon Mobil                                             26,302              1,793,533
Hess                                                     9,364                566,522
Marathon Oil                                            55,597              1,735,738
Murphy Oil                                               8,920                483,464


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
    RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Occidental Petroleum                                    10,155               $826,109
Pioneer Natural Resources                                1,517(d)              73,074
Range Resources                                          4,024                200,596
Sunoco                                                   5,826(d)             152,059
Tesoro                                                   4,484(d)              60,758
Valero Energy                                           49,388                827,249
                                                                      ---------------
Total                                                                      21,981,443
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Intl Paper                                              20,057                537,126
MeadWestvaco                                             7,925                226,893
                                                                      ---------------
Total                                                                         764,019
-------------------------------------------------------------------------------------

PHARMACEUTICALS (12.8%)
Abbott Laboratories                                     29,319              1,582,933
Bristol-Myers Squibb                                    26,988                681,447
Eli Lilly & Co                                          13,536                483,371
Forest Laboratories                                     19,704(b)             632,695
Johnson & Johnson                                       89,395              5,757,931
King Pharmaceuticals                                     4,443(b,d)            54,516
Merck & Co                                             118,574              4,332,694
Mylan                                                    8,691(b,d)           160,175
Pfizer                                                 541,251              9,845,355
Watson Pharmaceuticals                                   3,290(b)             130,317
                                                                      ---------------
Total                                                                      23,661,434
-------------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
CSX                                                      4,718                228,776
Ryder System                                               493                 20,297
                                                                      ---------------
Total                                                                         249,073
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Analog Devices                                           7,105                224,376
Broadcom Cl A                                           21,004(b)             660,576
Intel                                                   90,357              1,843,283
MEMC Electronic Materials                               10,781(b)             146,837
Micron Technology                                       31,350(b)             331,056
Natl Semiconductor                                       8,094(d)             124,324
NVIDIA                                                  27,337(b)             510,655
Texas Instruments                                       31,302                815,730
                                                                      ---------------
Total                                                                       4,656,837
-------------------------------------------------------------------------------------

SOFTWARE (2.6%)
Intuit                                                   3,650(b)             112,092
Microsoft                                              149,034              4,544,046
Red Hat                                                  9,382(b,d)           289,904
                                                                      ---------------
Total                                                                       4,946,042
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.4%)
Abercrombie & Fitch Cl A                                 8,533                297,375
AutoNation                                               1,855(b,d)            35,523
Bed Bath & Beyond                                        7,322(b)             282,849
Best Buy                                                 8,799                347,209
Gap                                                     12,951                271,323
Home Depot                                              63,698              1,842,784
Limited Brands                                           8,260                158,922
Lowe's Companies                                        19,928                466,116
Office Depot                                               585(b)               3,773
O'Reilly Automotive                                      5,111(b)             194,831
RadioShack                                               9,124                177,918
Sherwin-Williams                                         4,261                262,691
Tiffany & Co                                             3,591                154,413
                                                                      ---------------
Total                                                                       4,495,727
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Coach                                                    9,904                361,793
Jones Apparel Group                                        469                  7,532
Liz Claiborne                                           17,845(b,d)           100,467
Nike Cl B                                               10,597                700,144
VF                                                       2,167(d)             158,711
                                                                      ---------------
Total                                                                       1,328,647
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (--%)
Freddie Mac                                              7,944(b,d)            11,678
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
Fastenal                                                   429(d)              17,864
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Sprint Nextel                                          110,608(b,d)           404,825
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $167,863,497)                                                     $184,920,493
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


EXCHANGE TRADED FUNDS (0.3%)
                                                       SHARES                VALUE(a)
Vanguard Emerging Markets ETF                           13,811               $566,251
-------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $528,082)                                                             $566,251
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%                 97,723(f)             $97,723
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $97,723)                                                               $97,723
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (3.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     5,917,512             $5,917,512
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $5,917,512)                                                         $5,917,512
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $174,406,814)                                                     $191,501,979
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2009



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION/
CONTRACT DESCRIPTION       LONG/(SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
S&P 500 Index                    4          $1,110,700   March 2010          $(8,564)



NOTES TO PORTFOLIO OF INVESTMENTS


     ADR -- American Depository Receipt

(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 1.15% of net assets.

(d) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) At Dec. 31, 2009, investments in securities included securities valued at $34,646 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.



--------------------------------------------------------------------------------
    RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
20  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                FAIR VALUE AT DEC. 31, 2009
                              ---------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)              $184,920,493          $--             $--        $184,920,493
---------------------------------------------------------------------------------------------
Total Equity Securities          184,920,493           --              --         184,920,493
---------------------------------------------------------------------------------------------
Other
  Exchange Traded Funds              566,251           --              --             566,251
  Affiliated Money Market
    Fund(b)                           97,723           --              --              97,723
  Investments of Cash
    Collateral Received
    for Securities on Loan         5,917,512           --              --           5,917,512
---------------------------------------------------------------------------------------------
Total Other                        6,581,486           --              --           6,581,486
---------------------------------------------------------------------------------------------
Investments in Securities        191,501,979           --              --         191,501,979
Other Financial
  Instruments(c)                      (8,564)          --              --              (8,564)
---------------------------------------------------------------------------------------------
Total                           $191,493,415          $--             $--        $191,493,415
---------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.
(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
    RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT  21

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
DEC. 31, 2009


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $168,391,579)                    $185,486,744
  Affiliated money market fund (identified cost $97,723)                        97,723
  Investments of cash collateral received for securities on loan
    (identified cost $5,917,512)                                             5,917,512
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $174,406,814)             191,501,979
Dividends and accrued interest receivable                                      209,498
Receivable for investment securities sold                                    7,320,102
Receivable from Investment Manager                                               5,150
--------------------------------------------------------------------------------------
Total assets                                                               199,036,729
--------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                         178,348
Payable for investment securities purchased                                  5,992,670
Payable upon return of securities loaned                                     5,917,512
Variation margin payable on futures contracts                                    2,850
Accrued investment management services fees                                     63,563
Other accrued expenses                                                          45,385
--------------------------------------------------------------------------------------
Total liabilities                                                           12,200,328
--------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                               $186,836,401
--------------------------------------------------------------------------------------

Outstanding shares at beneficial interest                                   28,516,187
--------------------------------------------------------------------------------------
Net asset value per share                                                 $       6.55
--------------------------------------------------------------------------------------
*Value of securities on loan                                              $  5,689,795
--------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED DEC. 31, 2009


INVESTMENT INCOME
Income:
Dividends                                                        4,072,699
Interest                                                               188
Income distributions from affiliated money market fund              13,614
Income from securities lending -- net                              348,535
--------------------------------------------------------------------------
Total income                                                     4,435,036
--------------------------------------------------------------------------
Expenses:
Investment management services fees                                663,143
Compensation of board members                                        5,090
Custodian fees                                                      28,115
Professional fees                                                   35,878
--------------------------------------------------------------------------
Total expenses                                                     732,226
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                 (61,726)
--------------------------------------------------------------------------
Total net expenses                                                 670,500
--------------------------------------------------------------------------
Investment income (loss) -- net                                  3,764,536
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                        (19,872,420)
  Foreign currency transactions                                     (1,348)
  Futures contracts                                               (366,854)
--------------------------------------------------------------------------
Net realized gain (loss) on investments                        (20,240,622)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                    53,518,263
--------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies           33,277,641
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $ 37,042,177
--------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
    RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED DEC. 31,                                                   2009           2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $  3,764,536  $   5,664,871
Net realized gain (loss) on investments                        (20,240,622)   (83,517,331)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                         53,518,263    (58,655,563)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                    37,042,177   (136,508,023)
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                                 --       (690,000)
  Net realized gain                                                     --    (40,450,000)
-----------------------------------------------------------------------------------------
Total distributions                                                     --    (41,140,000)
-----------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales of shares                                      873,694        506,853
Net asset value of shares issued for reinvestment of
  distributions                                                         --     41,140,000
Payments for redemptions of shares                             (25,945,159)   (54,294,774)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions      (25,071,465)   (12,647,921)
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         11,970,712   (190,295,944)
Net assets at beginning of year                                174,865,689    365,161,633
-----------------------------------------------------------------------------------------
Net assets at end of year                                     $186,836,401  $ 174,865,689
-----------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. For the year ended Dec. 31, 2009, per share net investment income
(loss) amount is calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of expenses that apply to the variable accounts or any annuity charges, if any.

                                                                     YEAR ENDED DEC. 31,
                                                   -------------------------------------------------------
PER SHARE DATA                                      2009         2008        2007        2006        2005
Net asset value, beginning of period                $5.27       $10.30      $10.97      $11.14      $10.64
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12          .17         .19         .17         .16
Net gains (losses) (both realized and
 unrealized)                                         1.16        (4.01)        .15        1.41         .53
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.28        (3.84)        .34        1.58         .69
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.02)       (.17)       (.17)       (.16)
Distributions from realized gains                      --        (1.17)       (.84)      (1.58)       (.03)
----------------------------------------------------------------------------------------------------------
Total distributions                                    --        (1.19)      (1.01)      (1.75)       (.19)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.55        $5.27      $10.30      $10.97      $11.14
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       24.40%      (41.62%)      3.32%      15.79%       6.57%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .44%         .48%        .48%        .45%        .45%
----------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(b)                                    .40%         .40%        .40%        .40%        .40%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.25%        2.07%       1.68%       1.63%       1.48%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $187         $175        $365        $432        $466
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               76%         103%         65%         73%        121%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
    RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource Variable Portfolio -- Core Equity Fund (the Fund) is a series of RiverSource Variable Series Trust, a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Fund has unlimited authorized shares of beneficial interest. Prior to Feb. 1, 2008, the Fund was a series of RiverSource Variable Portfolio -- Select Series, Inc., a Minnesota corporation. The reorganization of the Fund from a series of the Minnesota corporation into a corresponding newly-formed series of RiverSource Variable Series Trust was approved by the Fund's shareholders on Jan. 29, 2008. The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase.

You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities, and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included

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in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Fund's Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.


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    RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT  27

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NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis

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28  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT

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will be effective for interim and annual periods beginning after Dec. 15, 2010.
At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At Dec. 31, 2009, and for the year then ended, the Fund had no outstanding forward foreign currency contracts.


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    RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT  29

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NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

OPTION TRANSACTIONS
The Fund may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Fund may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from

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30  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT

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independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. At Dec. 31, 2009, and for the year then ended, the Fund had no outstanding written options.

TOTAL RETURN SWAP TRANSACTIONS
The Fund may enter into total return swap transactions to gain exposure to the total return on a specified reference security, a basket of reference securities or a reference security index during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap transactions may be used to obtain exposure to a security or market without owning or taking physical custody of such reference security or securities in a market.

The notional amounts of total return swap contracts are not recorded in the financial statements. Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap transactions may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap transactions is unlimited based on the potential for

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NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



unlimited increases in the market value of the reference securities. This risk may be offset if the Fund holds any of the reference securities. The risk in the case of long total return swap transactions is limited to the current notional amount of the total return swap. Total return swaps are also subject to the risk of the counterparty not fulfilling its obligations under the contract. The counterparty risk may be offset by any collateral held by the Fund related to the swap transactions. At Dec. 31, 2009, and for the year then ended, the Fund had no outstanding total return swap contracts.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Equity contracts                                      Net assets --
                                                      unrealized
                                                      depreciation on
                             N/A              N/A     investments            $8,564*
-------------------------------------------------------------------------------------------
Total                                         N/A                            $8,564
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DEC. 31, 2009


    AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                 FUTURES    OPTIONS    TOTAL
--------------------------------------------------------------------------
Equity contracts                      $(366,854) $(51,312) $(418,166)
--------------------------------------------------------------------------
Total                                 $(366,854) $(51,312) $(418,166)
--------------------------------------------------------------------------




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32  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT

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
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
                                 IN INCOME
--------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                  FUTURES   OPTIONS    TOTAL
--------------------------------------------------------------------------
Equity contracts                       $(788,601) $51,311  $(737,290)
--------------------------------------------------------------------------
Total                                  $(788,601) $51,311  $(737,290)
--------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts outstanding was $1.1 million at Dec. 31, 2009. The monthly average gross notional amount for long contracts was $3.6 million for the year ended Dec. 31, 2009. The fair value of such contracts on Dec. 31, 2009 is set forth in the table above.

OPTIONS
At Dec. 31, 2009, the Fund had no outstanding options contracts. During the year ended Dec. 31, 2009, the Fund's transactions in options contracts were limited to the expiration of those contracts open at the beginning of the year.

4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is computed daily and is equal on an annual basis to 0.40% of the average daily net assets of the Fund.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Dec. 31, 2009, other expenses paid to this company were $1,183.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.


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    RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT  33

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NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Dec. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were 0.40%. The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses indefinitely, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed 0.40% of the Fund's average daily net assets.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $123,906,698 and $134,162,809, respectively, for the year ended Dec. 31, 2009. Realized gains and losses are determined on an identified cost basis.

6. SHARE TRANSACTIONS

Transactions in shares for the periods indicated are as follows:

YEAR ENDED DEC. 31,                            2009        2008
------------------------------------------------------------------
Sold                                           172,076      64,942
Reinvested distributions                            --   4,913,798
Redeemed                                    (4,840,919) (7,237,735)
------------------------------------------------------------------
Net increase (decrease)                     (4,668,843) (2,258,995)
------------------------------------------------------------------


7. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of

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34  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT

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Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Dec. 31, 2009, securities valued at $5,689,795 were on loan, secured by cash collateral of $5,917,512 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $348,535 earned from securities lending for the year ended Dec. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $21,778,279 and $34,747,633, respectively, for the year ended Dec. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Dec. 31, 2009, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement,

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    RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended Dec. 31, 2009.

10. FEDERAL TAX INFORMATION

Prior to Feb. 1, 2008, net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, re-characterization of REIT distributions, investments in partnerships, foreign tax credits and losses deferred due to wash sales.

Effective Feb. 1, 2008, the Fund was reorganized as a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund's income and losses. The components of the Fund's net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.


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The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED DEC. 31,                           2009     2008*
---------------------------------------------------------------
Ordinary income                                $--  $14,240,412
Long-term capital gain                          --   26,899,588
---------------------------------------------------------------


*   For the period from Jan. 1, 2008 to Jan. 31, 2008.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Feb. 22, 2010, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise

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    RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the

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38  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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    RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT  39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Variable Portfolio -- Core Equity Fund (the Fund) (one of the portfolios constituting the RiverSource Variable Series Trust) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through December 31, 2006, were audited by other auditors whose report dated February 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


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40  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Variable Portfolio -- Core Equity Fund of the RiverSource Variable Series Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
February 22, 2010


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    RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 ANNUAL REPORT  41

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1) Amendment No. 1 to the Agreement and Declaration of Trust effective Sept. 11, 2007, filed electronically on or about Sept. 28, 2007 as Exhibit (a) to Registrant's Registration Statement No. 333-146374 is incorporated by reference.

(a)(2) Amendment No. 2 to the Agreement and Declaration of Trust effective April 9, 2008, filed electronically on or about April 21, 2008 as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(3) Amendment No. 3 to the Agreement and Declaration of Trust effective Jan. 8, 2009 filed electronically on or about April 29, 2009 as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(4) Amendment No. 4 to the Agreement and Declaration of Trust effective Jan. 14, 2010, filed electronically on or about April 14, 2010 as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(5) Amendment No. 5 to the Agreement and Declaration of Trust effective April 6, 2010, is filed electronically herewith as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-146374.

(b) By-laws filed electronically on or about Sept. 28, 2007 as Exhibit (b) to Registrant's Registration Statement No. 333-146374 are incorporated by reference.

(c)       Stock Certificate: Not applicable.

(d)(1) Investment Management Services Agreement, between Registrant and RiverSource Investments, LLC, dated November 8, 2007, amended and restated April 6, 2010, is filed electronically herewith as Exhibit
          (d)(1) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-146374.

(d)(2) Form of Subadvisory Agreement between RiverSource Investments, LLC and a Subadviser filed electronically on or about April 14, 2010 as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(3) Subadvisory Agreement, dated June 11, 2008 between RiverSource Investments, LLC and Threadneedle International Limited, filed electronically on or about Oct. 29, 2008 as Exhibit (d)(2) to RiverSource Global Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 33-25824 is incorporated by reference.

(d)(4) Amendment One to Amended and Restated Subadvisory Agreement, dated July 13, 2009, between RiverSource Investments, LLC and Threadneedle International Limited filed electronically on or about Dec. 29. 2009 as Exhibit (d)(3) to RiverSource International Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-92309 is incorporated by reference.

(e) Distribution Agreement between Registrant and RiverSource Fund Distributors, Inc., dated May 1, 2009, amended and restated April 6, 2010 is filed electronically herewith as Exhibit (e) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-146374.

(f) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Mangers, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated April 6, 2010, between Registrant and Ameriprise Financial, Inc. filed electronically on or about April 29, 2010 as Exhibit (h)(1) to RiverSource Series Trust Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(2) Transfer Agency and Servicing Agreement, dated November 8, 2007, amended and restated April 6, 2010, between Registrant and RiverSource Service Corporation is filed electronically herewith as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-146374.

(h)(3) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated April 6, 2010, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Fund Distributors, Inc. and the Registrant filed electronically on or about April 29, 2010 as Exhibit (h)(4) to RiverSource Series Trust Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(4) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Family of Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(5) Form of License Agreement, dated July 10, 2004, between Threadneedle Asset Management Holdings Limited and the Registrant filed electronically on or about Dec. 24, 2008 as Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 33-25824 is incorporated by reference.

(h)(6) Form of License Agreement Amendment, dated May 15, 2008, between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International Series, Inc. and RiverSource Variable Series Trust filed electronically on or about June 30, 2008 as Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 56 to Registration Statement No. 33-25824 is incorporated by reference.

(h)(7) Form of License Agreement Amendment between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International Series, Inc. and RiverSource Variable Series Trust filed electronically on or about July 8, 2009 as Exhibit (h)(10) to RiverSource International Series, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-92309 is incorporated by reference.

(h)(8) Agreement and Plan of Reorganization, dated Sept. 11, 2007, between RiverSource Variable Portfolio Funds, as series of Minnesota corporations, and corresponding RiverSource Variable Portfolio Funds, each a series of RiverSource Variable Portfolio Trust, a Massachusetts business trust, and between RiverSource Variable Portfolio - Core Bond Fund, a series of RiverSource Variable Series Trust, and RiverSource Variable Portfolio - Diversified Bond Fund, a series of RiverSource Variable Series Trust, filed electronically on or about April 21, 2008 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP) is filed electronically herewith.

(k)       Omitted Financial Statements: Not Applicable.

(l)       Initial Capital Agreement: Not Applicable.

(m) Plan and Agreement of Distribution between Registrant and RiverSource Fund Distributors, Inc., dated May 1, 2009, amended and restated April 6, 2010 is filed electronically herewith as Exhibit (m) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-146374.

(n) Rule 18f - 3(d) Plan, amended and restated April 6, 2010, is filed electronically herewith as Exhibit (n) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-146374.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2009, filed electronically on or about Nov. 30, 2009 as Exhibit (p)(3) to RiverSource Tax-Exempt Income Series, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-63552 is incorporated by reference.

(p)(4) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Fundamental Value and RiverSource Partners Fundamental Value Funds' Subadviser Davis Selected Advisers, L.P., as amended effective Feb. 1, 2005, filed electronically on or about April 21, 2006, as Exhibit (p)(8) to AXP Variable Portfolio - Partners Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(5) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value and RiverSource Partners Variable Portfolio - Small Cap Value Funds' Subadviser Donald Smith & Co., Inc., adopted Jan. 1, 2005, revised June 1, 2006 filed electronically on or about April 24, 2007 as Exhibit (p)(4) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(6) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value and RiverSource Partners Variable Portfolio - Small Cap Value Funds' Subadviser Barrow, Hanley, Mewhinney & Strauss, Inc., dated Jan. 2007, filed electronically on or about April 24, 2007 as Exhibit (p)(5) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(7) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser River Road Asset Management, LLC, dated Jan 1, 2008, filed electronically on or about April 29, 2009 as Exhibit (p)(7) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(8) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser Denver Investment Advisors LLC effective Feb. 15, 2007, filed electronically on or about April 21, 2008 as Exhibit (p)(10) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(9) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser Turner Investment Partners, Inc. filed electronically on or about April 29, 2009 as Exhibit (p)(11) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(10) Code of Ethics, dated March 2006, adopted under Rule 17j-1, for Threadneedle Asia Pacific Fund, Threadneedle Emerging Markets Fund's, Threadneedle Global Equity Fund's, Threadneedle Global Equity Income Fund's, Threadneedle Global Extended Alpha Fund's, Threadneedle Variable Portfolio - Emerging Markets Fund and Threadneedle Variable Portfolio - International Opportunity Fund's Subadviser Threadneedle International Ltd., filed electronically on or about June 30, 2008, as Exhibit (p)(3) to RiverSource Global Series, Inc. Post-Effective Amendment No. 56 to Registration Statement No. 33-25824 is incorporated by reference.

(p)(11) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio - American Century Diversified Bond Fund's and Variable Portfolio - American Century Growth Fund's Subadviser American Century Investment Management, Inc. filed electronically on or about April 14, 2010 as Exhibit (p)(11) to

          Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(12) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio - Invesco International Growth Fund's Subadviser Invesco Advisers, Inc. filed electronically on or about April 14, 2010 as Exhibit (p)(12) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(13) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio - Morgan Stanley Global Real Estate Fund's Subadviser Morgan Stanley Investment Management Inc. filed electronically on or about April 14, 2010 as Exhibit (p)(13) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(14) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio - MFS Value Fund's Subadviser Massachusetts Financial Services Company filed electronically on or about April 14, 2010 as Exhibit (p)(14) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(15) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio - J.P. Morgan Core Bond Fund's Subadviser J.P. Morgan Investment Management Inc. filed electronically on or about April 14, 2010 as Exhibit
          (p)(15) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(16) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio - NFJ Dividend Value Fund's Subadviser NFJ Investment Group LLC filed electronically on or about April 14, 2010 as Exhibit (p)(16) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(17) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio - PIMCO Mortgage-Backed Securities Fund's Subadviser Pacific Investment Management Company, LLC filed electronically on or about April 14, 2010 as Exhibit (p)(17) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(18) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio - Partners Small Cap Growth Fund's Subadviser TCW Investment Management Company filed electronically on or about April 14, 2010 as Exhibit
          (p)(19) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(19) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio - Partners Small Cap Growth Fund's Subadviser The London Company filed electronically on or about April 14, 2010 as Exhibit (p)(20) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(20) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio - Partners Small Cap Growth Fund's and Variable Portfolio - Wells Fargo Short Duration Government Fund's Subadviser Wells Capital Management Incorporated filed electronically on or about April 14, 2010 as Exhibit (p)(21) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(21) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio - UBS Large Cap Growth Fund's Subadviser UBS Global Asset Management (Americas) Inc. filed electronically on or about April 14, 2010 as Exhibit (p)(22) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(22) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio - AllianceBernstein International Value Fund's Subadviser AllianceBernstein L.P. filed electronically on or about April 14, 2010 as Exhibit (p)(23) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(23) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio - Mondrian International Small Cap Fund's Subadviser Mondrian Investment Partners Limited filed electronically on or about April 14, 2010 as Exhibit (p)(24) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(24) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio - Marsico Growth Fund's Subadviser Marsico Capital Management, LLC filed electronically on or about April 14, 2010 as Exhibit (p)(25) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(25) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio - Eaton Vance Floating-Rate Income Fund's Subadviser Eaton Vance Management filed electronically on or about April 14, 2010 as Exhibit (p)(26) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated April 6, 2010, filed electronically on or about April 14, 2010 as Exhibit (q) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.



Item 24. Persons Controlled by or Under Common Control with Registrant:

     RiverSource Life and its subsidiaries are the record holders of all outstanding shares of the Registrant. All of such shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaims beneficial ownership of all shares of the Registrant.

Item 25. Indemnification

     The Agreement and Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26. Business and Other Connections of the Investment Adviser (RiverSource Investments, LLC)

The following are directors and principal officers of RiverSource Investments, LLC who are directors and/or officers of one or more other companies:

Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
Neysa M. Alecu,                 Advisory Capital Partners       Dissolved           Anti-Money Laundering Officer
Anti-Money Laundering Officer   LLC                                                 (resigned 5/23/06)

                                Advisory Capital Strategies                         Anti-Money Laundering Officer
                                Group Inc.

                                Advisory Convertible            Dissolved           Anti-Money Laundering Officer
                                Arbitrage LLC                                       (resigned 5/23/06)

                                Advisory Select LLC             Dissolved           Anti-Money Laundering Officer
                                                                                    (resigned 5/1/07)

                                American Enterprise             70400 AXP           Anti-Money Laundering Officer
                                Investment Services Inc.        Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                American Enterprise Life        Dissolved           Anti-Money Laundering Officer
                                Insurance Company                                   (resigned 12/30/06)

                                American Enterprise REO 1 LLC   Dissolved           Anti-Money Laundering Officer
                                                                                    (resigned 6/13/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Alabama Inc.                              (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Arizona Inc.                              (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Idaho Inc.                                (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Maryland Inc.                             (resigned 7/27/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Massachusetts Inc.                        (resigned 8/18/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Nevada Inc.                               (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of New Mexico Inc.                           (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Oklahoma Inc.                             (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Texas Inc.                                (resigned 7/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Wyoming Inc.                              (resigned 7/2/07)

                                American Partners Life          Dissolved           Anti-Money Laundering Officer
                                Insurance Company                                   (resigned 12/30/06)

                                Ameriprise Auto & Home          3500 Packerland     Anti-Money Laundering Officer
                                Insurance Agency, Inc.          Drive
                                                                De Pere, WI 54115

                                Ameriprise Certificate          70100 Ameriprise    Anti-Money Laundering Officer
                                Company                         Financial Center,   (resigned 8/24/07)
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial, Inc.      200 Ameriprise      Anti-Money Laundering Officer
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Anti-Money Laundering Officer
                                Services, Inc.                  Financial Center,
                                                                Minneapolis, MN
                                                                55474



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                Ameriprise Trust Company        200 Ameriprise      Anti-Money Laundering Officer
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Boston Equity General                               Anti-Money Laundering Officer
                                Partner LLC

                                IDS Capital Holdings Inc.                           Anti-Money Laundering Officer

                                IDS Management Corporation                          Anti-Money Laundering Officer

                                RiverSource Distributors,       50611 Ameriprise    Anti-Money Laundering Officer
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Life Insurance      829 Ameriprise      Anti-Money Laundering Officer
                                Company                         Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Anti-Money Laundering Officer
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474

Patrick Thomas Bannigan,        Ameriprise Trust Company        200 Ameriprise      Director, Senior Vice President
Director and Senior Vice                                        Financial Center,
President - Asset Management,                                   Minneapolis, MN
Products and Marketing                                          55474

                                RiverSource Distributors,       50611 Ameriprise    Vice President
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Director
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474

Walter S. Berman,               Advisory Capital Partners       Dissolved           Treasurer  (resigned 5/23/06)
Treasurer                       LLC

                                Advisory Capital Strategies                         Treasurer
                                Group Inc.

                                Advisory Convertible            Dissolved           Treasurer   (resigned 5/23/06)
                                Arbitrage LLC

                                Advisory Select LLC             Dissolved           Treasurer   (resigned 5/1/07)

                                American Centurion Life         Dissolved           Vice President and Treasurer (resigned
                                Assurance Company                                   12/30/06)

                                American Enterprise             70400 AXP           Treasurer
                                Investment Services Inc.        Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                American Enterprise Life        Dissolved           Vice President and Treasurer (resigned
                                Insurance Company                                   12/30/06)

                                American Enterprise REO 1       Dissolved           Treasurer (resigned 6/13/07)
                                LLC

                                American Express Financial      Dissolved           Vice President and Treasurer
                                Advisors, Japan Inc.                                 (resigned 2/4/08)

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of Alabama, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of Arizona, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of Idaho, Inc.



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                American Express Insurance      Dissolved           Treasurer (resigned 7/27/07)
                                Agency of Maryland, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 8/18/07)
                                Agency of Massachusetts,
                                Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of Nevada, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of New Mexico, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of Oklahoma, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 7/2/07)
                                Agency of Wyoming, Inc.

                                American Express Property                           Treasurer
                                Casualty Insurance Agency of
                                Kentucky, Inc.

                                American Express Property                           Treasurer
                                Casualty Insurance Agency of
                                Maryland, Inc.

                                American Express Property                           Treasurer
                                Casualty Insurance Agency of
                                Pennsylvania, Inc.

                                American Partners Life          Dissolved           Vice President and Treasurer (resigned
                                Insurance Company                                   12/30/06)

                                Ameriprise Auto & Home          3500 Packerland     Treasurer
                                Insurance Agency Inc.           Drive
                                                                De Pere, WI 54115

                                Ameriprise Bank, FSB            9393 Ameriprise     Treasurer
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Captive Insurance                        Director and Treasurer
                                Company

                                Ameriprise Certificate          70100 Ameriprise    Treasurer and Investment Committee
                                Company                         Financial Center,   Member (resigned 8/24/07)
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial, Inc.      200 Ameriprise      Executive Vice President, Chief
                                                                Financial Center,   Financial Officer and Treasurer
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Director and Treasurer
                                Services, Inc.                  Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Insurance Company    3500 Packerland     Treasurer
                                                                Drive
                                                                De Pere, WI 54115

                                AMEX Assurance Company          Dissolved           Treasurer (resigned 3/15/07)

                                Boston Equity General                               Treasurer
                                Partner LLC

                                IDS Cable Corporation           Dissolved           Treasurer (resigned 5/31/07)

                                IDS Cable II Corporation        Dissolved           Treasurer (resigned 6/18/07)

                                IDS Capital Holdings Inc.                           Treasurer

                                IDS Management Corporation                          Treasurer

                                IDS Partnership Services        Dissolved           Treasurer (resigned 6/18/07)
                                Corporation

                                IDS Property Casualty           3500 Packerland     Treasurer
                                Insurance Company               Drive
                                                                De Pere, WI 54115



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                IDS Realty Corporation          Dissolved           Treasurer (resigned 6/18/07)

                                IDS REO 1, LLC                                      Treasurer

                                IDS REO 2, LLC                                      Treasurer

                                Investors Syndicate                                 Vice President and Treasurer
                                Development Corporation

                                Kenwood Capital Management      333 S. 7th Street,  Treasurer (resigned 9/30/06)
                                LLC                             Suite 2330,
                                                                Minneapolis, MN
                                                                55402

                                RiverSource CDO Seed                                Treasurer
                                Investments, LLC

                                RiverSource Distributors,       50611 Ameriprise    Treasurer
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Distributors Ltd    Dissolved           Treasurer (resigned)

                                RiverSource Life Insurance      20 Madison          Vice President and Treasurer
                                Company of New York             Ave. Extension,
                                                                Albany, NY 12005

                                RiverSource Life Insurance      829 Ameriprise      Vice President and Treasurer
                                Company                         Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Treasurer
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Tax Advantaged                          Treasurer
                                Investments, Inc.

                                Securities America Advisors     12325 Port Grace    Director
                                Inc.                            Blvd., Lavista,
                                                                NE  68128-8204

                                Securities America Financial    7100 W. Center      Director
                                Corporation                     Rd., Ste. 500,
                                                                Omaha, NE
                                                                68106-2716

                                Securities America, Inc.        12325 Port Grace    Director
                                                                Blvd., Lavista,
                                                                NE  68128

                                Threadneedle Asset              60 St. Mary Axe,    Director
                                Management Holdings Ltd.        London EC3A 8JQ

Richard N. Bush,                Advisory Capital Partners       Dissolved           Senior Vice President - Corporate Tax
Senior Vice President,          LLC                                                 (resigned 5/23/06)
Corporate Tax
                                Advisory Capital Strategies                         Senior Vice President - Corporate Tax
                                Group Inc.

                                Advisory Convertible            Dissolved           Senior Vice President - Corporate Tax
                                Arbitrage LLC                                       (resigned 5/23/06)

                                American Centurion Life         Dissolved           Senior Vice President - Corporate Tax
                                Assurance Company                                   (resigned 12/30/06)

                                American Enterprise             70400 AXP           Senior Vice President - Corporate Tax
                                Investment Services Inc.        Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                American Enterprise Life        Dissolved           Senior Vice President - Corporate Tax
                                Insurance Company                                   (resigned 12/30/06)

                                American Enterprise REO 1       Dissolved           Senior Vice President - Corporate Tax
                                LLC                                                 (resigned 6/13/07)

                                American Express Financial      Dissolved           Senior Vice President - Corporate Tax
                                Advisors Japan, Inc.                                (resigned 2/4/08)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Alabama, Inc.                             (resigned 6/29/07)



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Arizona, Inc.                             (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Idaho, Inc.                               (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Maryland, Inc.                            (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Massachusetts,                            (resigned 6/29/07)
                                Inc.

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Nevada, Inc.                              (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of New Mexico, Inc.                          (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Oklahoma, Inc.                            (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Wyoming, Inc.                             (resigned 7/2/07)

                                American Express Property                           Senior Vice President - Corporate Tax
                                Casualty Insurance Agency of
                                Kentucky, Inc.

                                American Express Property                           Senior Vice President - Corporate Tax
                                Casualty Insurance Agency of
                                Maryland, Inc.

                                American Express Property                           Senior Vice President - Corporate Tax
                                Casualty Insurance Agency of
                                Pennsylvania, Inc.

                                American Partners Life          Dissolved           Senior Vice President - Corporate Tax
                                Insurance Company                                   (resigned 12/30/06)

                                Ameriprise Bank, FSB            9393 Ameriprise     Senior Vice President - Corporate Tax
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial, Inc.      200 Ameriprise      Senior Vice President - Corporate Tax
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Senior Vice President - Corporate Tax
                                Services, Inc.                  Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Insurance Company    3500 Packerland     Senior Vice President - Corporate Tax
                                                                Drive
                                                                De Pere, WI 54115

                                AMEX Assurance Company          Dissolved           Senior Vice President - Corporate Tax
                                                                                    (resigned 9/30/07)

                                Boston Equity General                               Senior Vice President - Corporate Tax
                                Partner LLC

                                IDS Cable Corporation           Dissolved           Senior Vice President - Corporate Tax
                                                                                    (resigned 5/31/07)

                                IDS Cable II Corporation        Dissolved           Senior Vice President - Corporate Tax
                                                                                    (resigned 6/18/07)

                                IDS Capital Holdings Inc.                           Senior Vice President - Corporate Tax

                                IDS Futures Corporation         570 Ameriprise      Senior Vice President - Corporate Tax
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                IDS Management Corporation                          Senior Vice President - Corporate Tax

                                IDS Property Casualty           3500 Packerland     Senior Vice President - Corporate Tax
                                Insurance Company               Drive
                                                                De Pere, WI 54115



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                IDS Realty Corporation          Dissolved           Senior Vice President - Corporate Tax
                                                                                    (resigned 6/18/07)

                                IDS REO 1, LLC                                      Senior Vice President - Corporate Tax

                                IDS REO 2, LLC                                      Senior Vice President - Corporate Tax

                                RiverSource Life Insurance      20 Madison          Senior Vice President - Corporate Tax
                                Company of New York             Ave. Extension,     and  Authorized Officer - Derivatives
                                                                Albany, NY 12005    Use Plan

                                RiverSource Life Insurance      829 Ameriprise      Senior Vice President - Corporate Tax
                                Company                         Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Senior Vice President - Corporate Tax
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Tax Advantaged                          Senior Vice President - Corporate Tax
                                Investments, Inc.

Peter Arthur Gallus,            Advisory Capital Partners LLC   Dissolved           President, Chief Operating Officer and
Senior Vice President, Chief                                                        Chief Compliance Officer(resigned
Operating Officer and                                                               5/23/06)
Assistant Treasurer
                                Advisory Capital Strategies                         Director, President, Chief Operating
                                Group Inc.                                          Officer and Chief Compliance Officer

                                Advisory Convertible            Dissolved           President, Chief Operating Officer and
                                Arbitrage LLC                                       Chief Compliance Officer (resigned
                                                                                    5/23/06)

                                Advisory Select LLC             Dissolved           President and Chief Operating
                                                                                    Officer(resigned 5/1/07)

                                Ameriprise Financial, Inc.      200 Ameriprise      Vice President - Investment
                                                                Financial Center,   Administration
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Vice President - CAO-AEFA Investment
                                Services, Inc.                  Financial Center,   Management
                                                                Minneapolis, MN
                                                                55474

                                Boston Equity General                               President, Chief Operating Officer and
                                Partner LLC                                         Chief Compliance Officer

                                IDS Capital Holdings Inc.                           Vice President and Controller

                                Kenwood Capital Management      333 S. 7th Street,  Board Member
                                LLC                             Suite 2330,
                                                                Minneapolis, MN
                                                                55402

Christopher Paul Keating,       Ameriprise Trust Company        200 Ameriprise      Director, Head of Institutional Sales,
Head of Institutional Sales,                                    Financial Center,   Client Service and Consultant
Client Service and Consultant                                   Minneapolis, MN     Relationships
Relationships                                                   55474

                                Kenwood Capital Management      333 S. 7th Street,  Board Member
                                LLC                             Suite 2330,
                                                                Minneapolis, MN
                                                                55402

Michelle Marie Keeley,          Ameriprise Bank, FSB            9393 Ameriprise     Director
Executive Vice President -                                      Financial Center,
Equity and Fixed Income                                         Minneapolis, MN
                                                                55474

                                Ameriprise Financial, Inc.      200 Ameriprise      Executive Vice President - Equity and
                                                                Financial Center,   Fixed Income
                                                                Minneapolis, MN
                                                                55474



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                Ameriprise Financial            5221 Ameriprise     Executive Vice President - Equity and
                                Services, Inc.                  Financial Center,   Fixed Income
                                                                Minneapolis, MN
                                                                55474

                                IDS Property Casualty           3500 Packerland     Vice President - Investments
                                Insurance Company               Drive
                                                                De Pere, WI 54115

                                Kenwood Capital Management      333 S. 7th          Board Member
                                LLC                             Street, Suite
                                                                2330,
                                                                Minneapolis, MN
                                                                55402

                                RiverSource CDO Seed                                Chairperson and President
                                Investments, LLC

                                RiverSource Life Insurance      829 Ameriprise      Vice President - Investments
                                Company                         Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Life Insurance      20 Madison          Vice President - Investments
                                Company of New York             Ave. Extension,
                                                                Albany, NY 12005

                                American Centurion Life         Dissolved           Vice President - Investments (resigned
                                Assurance Company                                   12/30/06)

                                American Enterprise Life        Dissolved           Vice President - Investments (resigned
                                Insurance Company                                   12/30/06)

                                American Partners Life          Dissolved           Vice President - Investments,
                                Insurance Company                                   Investment Committee Member (resigned
                                                                                    12/30/06)

                                Ameriprise Certificate          70100 Ameriprise    Vice President - Investments,
                                Company                         Financial Center,   Investment Committee Member (resigned
                                                                Minneapolis, MN     8/24/07)
                                                                55474

                                Ameriprise Insurance Company    3500 Packerland     Vice President - Investments (resigned
                                                                Drive               9/18/06)
                                                                De Pere, WI 54115

                                AMEX Assurance Company                              Vice President - Investments (resigned
                                                                                    9/30/2007)

Jennifer Davis Lammers,         Kenwood Capital Management      333 S. 7th Street,  Chief Compliance Officer
Chief Compliance Officer        LLC                             Suite 2330,
                                                                Minneapolis, MN
                                                                55402

                                RiverSource Service             734 Ameriprise      Chief Compliance Officer
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474

Brian Joseph McGrane,           Advisory Capital Partners LLC   Dissolved           Vice President and Chief Financial
Director, Vice President and                                                        Officer  (resigned 5/23/06)
Chief Financial Officer
                                Advisory Capital Strategies                         Vice President and Chief Financial
                                Group Inc.                                          Officer

                                Advisory Convertible            Dissolved           Vice President and Chief Financial
                                Arbitrage LLC                                       Officer(resigned 5/23/06)

                                Advisory Select LLC             Dissolved           Vice President and Chief Financial
                                                                                    Officer(resigned 5/1/07)

                                Ameriprise Financial, Inc.      200 Ameriprise      Senior Vice President and Lead
                                                                Financial Center,   Financial Officer
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Vice President and Lead Financial
                                Services, Inc.                  Financial Center,   Officer - Finance
                                                                Minneapolis, MN
                                                                55474



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                Ameriprise Trust Company        200 Ameriprise      Director
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Boston Equity General                               Vice President and Chief Financial
                                Partner LLC                                         Officer

                                RiverSource CDO Seed                                Board Member
                                Investments, LLC

                                RiverSource Life Insurance      829 Ameriprise      Director, Executive Vice President and
                                Company                         Financial Center,   Chief Financial Officer
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Certificate          70100 Ameriprise    Vice President and Chief Financial
                                Company                         Financial Center,   Officer (resigned 8/24/07)
                                                                Minneapolis, MN
                                                                55474

                                American Enterprise Life        Dissolved           Director, Executive Vice President and
                                Insurance Company                                   Chief Financial Officer (resigned
                                                                                    12/30/06)

                                American Partners Life          Dissolved           Director (resigned 12/30/06)
                                Insurance Company

Thomas R. Moore,                Advisory Capital Strategies                         Secretary
Secretary                       Group Inc.

                                American Centurion Life         Dissolved           Secretary (resigned 12/30/06)
                                Assurance Company

                                American Enterprise             70400 AXP           Secretary
                                Investment Services Inc.        Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                American Enterprise Life        Dissolved           Secretary (resigned 12/30/06)
                                Insurance Company

                                American Enterprise REO 1       Dissolved           Secretary (resigned 6/13/07)
                                LLC

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of Alabama, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of Arizona, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of Idaho, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 7/27/07)
                                Agency of Maryland, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 8/18/07)
                                Agency of Massachusetts,
                                Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of Nevada, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of New Mexico, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of Oklahoma, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 7/2/07)
                                Agency of Wyoming, Inc.

                                American Express Property                           Secretary
                                Casualty Insurance Agency of
                                Kentucky, Inc.

                                American Express Property                           Secretary
                                Casualty Insurance Agency of
                                Maryland, Inc.



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                American Express Property                           Secretary
                                Casualty Insurance Agency of
                                Pennsylvania, Inc.

                                American Partners Life          Dissolved           Secretary (resigned 12/30/06)
                                Insurance Company

                                Ameriprise Bank, FSB            9393 Ameriprise     Secretary
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Captive Insurance                        Assistant Secretary
                                Company

                                Ameriprise Financial, Inc.      200 Ameriprise      Vice President, Chief Governance
                                                                Financial Center,   Officer and Corporate Secretary
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Secretary
                                Services, Inc.                  Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Insurance Company    3500 Packerland     Secretary
                                                                Drive
                                                                De Pere, WI 54115

                                Ameriprise Trust Company        200 Ameriprise      Secretary
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                AMEX Assurance Company          Dissolved           Secretary (resigned 9/30/07)

                                IDS Cable Corporation           Dissolved           Secretary (resigned 5/31/07)

                                IDS Cable II Corporation        Dissolved           Secretary (resigned 6/18/07)

                                IDS Capital Holdings Inc.                           Secretary

                                IDS Futures Corporation         570 Ameriprise      Secretary
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                IDS Management Corporation                          Secretary

                                IDS Property Casualty           3500 Packerland     Secretary
                                Insurance Company               Drive
                                                                De Pere, WI 54115

                                IDS Realty Corporation          Dissolved           Secretary (resigned 6/18/07)

                                IDS REO 1, LLC                                      Secretary

                                IDS REO 2, LLC                                      Secretary

                                Investors Syndicate                                 Secretary
                                Development Corporation

                                RiverSource CDO Seed                                Secretary
                                Investments, LLC

                                RiverSource Distributors,       50611 Ameriprise    Secretary
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Life Insurance      20 Madison          Secretary
                                Company of New York             Ave. Extension,
                                                                Albany, NY 12005

                                RiverSource Life Insurance      829 Ameriprise      Secretary
                                Company                         Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Secretary
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                RiverSource Tax Advantaged                          Secretary
                                Investments, Inc.

                                Securities America Financial    7100 W. Center      Secretary (resigned 11/19/07)
                                Corporation                     Rd., Ste. 500,
                                                                Omaha, NE
                                                                68106-2716

Scott Roane Plummer,            Ameriprise Financial, Inc.      200 Ameriprise      Vice President - Asset Management
Chief Legal Officer and                                         Financial Center,   Compliance
Assistant Secretary                                             Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Vice President and Chief Counsel -
                                Services, Inc.                  Financial Center,   Asset Management
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Distributors,       50611 Ameriprise    Chief Counsel
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Vice President, Chief Legal Officer
                                Corporation                     Financial Center,   and Assistant Secretary
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Certificate          70100 Ameriprise    Vice President, General Counsel and
                                Company                         Financial Center,   Secretary (resigned 8/24/07)
                                                                Minneapolis, MN
                                                                55474

William Frederick 'Ted'         Advisory Capital Strategies                         Director
Truscott                        Group Inc.
Chairman, Chief Investment
Officer and President           Ameriprise Certificate          70100 Ameriprise    Director, President and Chief
                                Company                         Financial Center,   Executive Officer (resigned 8/24/07)
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial, Inc.      200 Ameriprise      President - U.S. Asset Management,
                                                                Financial Center,   Annuities and Chief Investment Officer
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Senior Vice President and Chief
                                Services, Inc.                  Financial Center,   Investment Officer
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Trust Company        200 Ameriprise      Director
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                IDS Capital Holdings Inc.                           Director and President

                                Kenwood Capital Management      333 S. 7th          Board Member
                                LLC                             Street, Suite
                                                                2330,
                                                                Minneapolis, MN
                                                                55402

                                RiverSource Distributors,       50611 Ameriprise    Chairman and Chief Executive Officer
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Threadneedle Asset              60 St. Mary Axe,    Director
                                Management Holdings Ltd.        London EC3A 8JQ

* Unless otherwise noted, address is 50605 Ameriprise Financial Center, Minneapolis, MN 55474

Item 27. Principal Underwriter (RiverSource Distributors, Inc.)



(a) RiverSource Distributors, Inc. acts as principal underwriter for the following investment companies:

RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, principal officer or partner of RiverSource Distributors, Inc.

Name and
Principal Business
Address*                    Positions and Offices with Underwriter   Positions and Offices with Fund
-------------------------   --------------------------------------   -----------------------------------
Neysa M. Alecu              Anti-Money Laundering Officer            None

Gumer C. Alvero             Director and Vice President              None

Patrick Thomas Bannigan     Vice President                           President

Timothy V. Bechtold         Director and Vice President              None

Walter S. Berman            Treasurer                                None

Paul J. Dolan               Chief Operating Officer and Chief        None
                            Administrative Officer

Jeffrey P. Fox              Chief Financial Officer                  Treasurer

Jeffrey Lee McGregor, Sr.   President                                None

Thomas R. Moore             Secretary                                None

Scott Roane Plummer         Chief Counsel                            Vice President, General Counsel and
                                                                     Secretary

Julie A. Ruether            Chief Compliance Officer                 None

William Frederick 'Ted'     Chairman and Chief Executive Officer     Board Member and Vice President
Truscott

* Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)  Not Applicable

Item 28. Location of Accounts and Records

     Ameriprise Financial, Inc.
     707 Second Avenue, South
     Minneapolis, MN 55402

     Iron Mountain Records Management
     920 & 950 Apollo Road
     Eagan, MN 55121

     Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29. Management Services

     Not Applicable



Item 30. Undertakings

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE VARIABLE SERIES TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 29th day of April, 2010.

RIVERSOURCE VARIABLE SERIES TRUST


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of April, 2010.

Signature                               Capacity
---------                               --------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Trustee
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Trustee
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Trustee
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Trustee
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Trustee
-------------------------------------
Anne P. Jones

Signature                               Capacity
---------                               --------


/s/ Jeffrey Laikind*                    Trustee
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Trustee
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Trustee
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Trustee
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Trustee
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Trustee
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated April 6, 2010, filed electronically on or about April 14, 2010 as Exhibit (q) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-146374, by:

/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

    Contents of this Post-Effective Amendment No. 9 to Registration Statement
                                 No. 333-146374

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.

The prospectus for:

                     Disciplined Asset Allocation Portfolios - Aggressive
                     Disciplined Asset Allocation Portfolios - Moderately Aggressive
                     Disciplined Asset Allocation Portfolios - Moderate
                     Disciplined Asset Allocation Portfolios - Moderately Conservative
                     Disciplined Asset Allocation Portfolios - Conservative

The prospectus for:

                     RiverSource Variable Portfolio - Balanced Fund
                     RiverSource Variable Portfolio - Cash Management Fund
                     RiverSource Variable Portfolio - Diversified Bond Fund
                     RiverSource Variable Portfolio - Diversified Equity Income Fund
                     RiverSource Variable Portfolio - Dynamic Equity Fund
                     RiverSource Variable Portfolio - Global Bond Fund
                     RiverSource Variable Portfolio - Global Inflation Protected Securities Fund
                     RiverSource Variable Portfolio - High Yield Bond Fund
                     RiverSource Variable Portfolio - Income Opportunities Fund
                     RiverSource Variable Portfolio - Mid Cap Growth Fund
                     RiverSource Variable Portfolio - Mid Cap Value Fund
                     RiverSource Variable Portfolio - S&P 500 Index Fund
                     RiverSource Variable Portfolio - Short Duration U.S. Government Fund
                     Seligman Variable Portfolio - Growth Fund
                     Seligman Variable Portfolio - Larger-Cap Value Fund
                     Seligman Variable Portfolio - Smaller-Cap Value Fund
                     Threadneedle Variable Portfolio - Emerging Markets Fund
                     Threadneedle Variable Portfolio - International Opportunity Fund
                     Variable Portfolio - Davis New York Venture Fund
                     Variable Portfolio - Goldman Sachs Mid Cap Value Fund
                     Variable Portfolio - Partners Small Cap Value Fund

The  prospectus for:

                     RiverSource Variable Portfolio - Core Equity Fund

Part B.

Statement of Additional Information for:

                     Disciplined Asset Allocation Portfolios - Aggressive
                     Disciplined Asset Allocation Portfolios - Moderately Aggressive
                     Disciplined Asset Allocation Portfolios - Moderate
                     Disciplined Asset Allocation Portfolios - Moderately Conservative
                     Disciplined Asset Allocation Portfolios - Conservative

Statement of Additional Information for:

                     RiverSource Variable Portfolio - Balanced Fund
                     RiverSource Variable Portfolio - Cash Management Fund
                     RiverSource Variable Portfolio - Core Equity Fund
                     RiverSource Variable Portfolio - Diversified Bond Fund

                     RiverSource Variable Portfolio - Diversified Equity Income Fund
                     RiverSource Variable Portfolio - Dynamic Equity Fund
                     RiverSource Variable Portfolio - Global Bond Fund
                     RiverSource Variable Portfolio - Global Inflation Protected Securities Fund
                     RiverSource Variable Portfolio - High Yield Bond Fund
                     RiverSource Variable Portfolio - Income Opportunities Fund
                     RiverSource Variable Portfolio - Mid Cap Growth Fund
                     RiverSource Variable Portfolio - Mid Cap Value Fund
                     RiverSource Variable Portfolio - S&P 500 Index Fund
                     RiverSource Variable Portfolio - Short Duration U.S. Government Fund
                     Seligman Variable Portfolio - Growth Fund
                     Seligman Variable Portfolio - Larger-Cap Value Fund
                     Seligman Variable Portfolio - Smaller-Cap Value Fund
                     Threadneedle Variable Portfolio - Emerging Markets Fund
                     Threadneedle Variable Portfolio - International Opportunity Fund
                     Variable Portfolio - Davis New York Venture Fund
                     Variable Portfolio - Goldman Sachs Mid Cap Value Fund
                     Variable Portfolio - Partners Small Cap Value Fund

                     Financial Information.

Part C.

     Other information.

The signatures.

                                  EXHIBIT INDEX

(a)(5) Amendment No. 5 to the Agreement and Declaration of Trust effective April 6, 2010.

(d)(1) Investment Management Services Agreement, between Registrant and RiverSource Investments, LLC, dated November 8, 2007, amended and restated April 6, 2010.

(e) Distribution Agreement between Registrant and RiverSource Fund Distributors, Inc., dated May 1, 2009, amended and restated April 6, 2010.

(h)(2) Transfer Agency and Servicing Agreement, dated November 8, 2007, amended and restated April 6, 2010, between Registrant and RiverSource Service Corporation.

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)       Consent of Independent Registered Public Accounting Firm (Ernst &
          Young LLP).

(m) Plan and Agreement of Distribution between Registrant and RiverSource Fund Distributors, Inc., dated May 1, 2009, amended and restated April 6, 2010.

(n)       Rule 18f - 3(d) Plan, amended and restated April 6, 2010.